UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 – June 30, 2005

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

EQ Advisors Trust

2005 Certified

Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

EQ ADVISORS TRUST

SEMI-ANNUAL REPORT

June 30, 2005

EQ/ALLIANCE COMMON STOCK PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Information Technology	26.3%
Financials	19.3
Consumer Discretionary	12.5
Health Care	11.8
Industrials	9.6
Energy	8.0
Consumer Staples	5.8
Telecommunication Services	3.2
Utilities	1.5
Materials	1.5
Cash and Other	0.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$967.50	$2.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.22	2.61
Class IB
Actual	1,000.00	966.10	3.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.98	3.86

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.52% and 0.77%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	26.6%
Consumer Discretionary	18.5
Energy	12.3
Industrials	11.6
Information Technology	8.6
Consumer Staples	7.9
Health Care	5.9
Telecommunication Services	3.6
Materials	2.6
Utilties	1.0
Cash and Other	1.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$1,004.40	$3.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.77	3.06
Class IB
Actual	1,000.00	1,002.70	4.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.53	4.31

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.61% and 0.86%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

Distribution of Assets by Sector as of 6/30/05	% of Net Assets
U.S. Government and Agency	87.1%
Asset-Backed and Mortgage-Backed Securities	14.0
Cash and Other	(1.1)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$1,016.00	$2.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.02	2.81
Class IB
Actual	1,000.00	1,014.10	4.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.78	4.06

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.56% and 0.81%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	24.4%
Consumer Discretionary	16.2
Energy	10.4
Health Care	9.4
Consumer Staples	8.6
Information Technology	8.1
Materials	7.9
Industrials	5.3
Telecommunication Services	3.4
Utilities	2.5
Cash and Other	3.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$991.60	$4.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26
Class IB
Actual	1,000.00	990.50	5.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.85% and 1.10%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ALLIANCE LARGE CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Information Technology	36.7%
Health Care	22.0
Consumer Discretionary	16.5
Financials	10.7
Energy	5.2
Consumer Staples	4.5
Industrials	3.7
Cash and Other	0.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$995.60	$3.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	995.50	5.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ALLIANCE QUALITY BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/05	% of Net Assets
U.S. Government and Agency	59.6%
Corporate Bonds	19.5
Asset-Backed and Mortgage-Backed Securities	16.3
Foreign Government Securities	3.0
Cash and Other	1.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$1,023.30	$2.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.07	2.76
Class IB
Actual	1,000.00	1,021.40	4.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.55% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Information Technology	26.6%
Health Care	18.5
Industrials	17.1
Consumer Discretionary	12.0
Energy	10.0
Financials	8.8
Materials	3.0
Telecommunication Services	2.6
Cash and Other	1.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$974.60	$3.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	974.10	5.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/BEAR STEARNS SMALL COMPANY GROWTH PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Industrials	31.5%
Energy	17.9
Consumer Discretionary	17.7
Consumer Staples	10.2
Health Care	7.9
Financials	5.8
Utilities	3.9
Information Technology	2.1
Materials	1.8
Cash and Other	1.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IB
Actual	$1,000.00	$981.90	$6.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.30% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	33.7%
Energy	14.3
Consumer Discretionary	10.2
Industrials	8.6
Information Technology	6.5
Consumer Staples	6.4
Health Care	5.9
Materials	4.5
Utilities	4.0
Telecommunication Services	3.9
Cash and Other	2.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$1,008.40	$3.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.47	3.36
Class IB
Actual	1,000.00	1,007.00	4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.23	4.61

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.67% and 0.92%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	21.7%
Industrials	16.0
Energy	12.1
Utilities	7.7
Consumer Discretionary	7.6
Consumer Staples	7.5
Health Care	7.2
Telecommunication Services	6.6
Materials	4.9
Information Technology	1.5
Cash and Other	7.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$1,016.50	$4.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	1,014.80	5.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Information Technology	32.9%
Consumer Discretionary	18.5
Health Care	16.2
Financials	8.9
Consumer Staples	7.2
Energy	5.9
Telecommunication Services	4.9
Industrials	1.9
Cash and Other	3.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$991.10	$3.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	989.70	5.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Information Technology	37.3%
Health Care	18.0
Consumer Discretionary	16.4
Financials	9.5
Industrials	5.7
Consumer Staples	4.2
Energy	3.2
Telecommunication Services	1.8
Utilities	0.8
Cash and Other	3.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$954.60	$3.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class IB
Actual	1,000.00	953.10	4.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	25.6%
Telecommunication Service	11.0
Consumer Discretionary	10.4
Information Technology	10.3
Health Care	9.3
Materials	7.6
Consumer Staples	7.0
Industrials	6.9
Energy	5.4
Utilities	2.9
Cash and Other	3.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$982.40	$4.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class IB
Actual	1,000.00	981.50	5.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.95% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Health Care	17.8%
Financials	16.7
Industrials	13.2
Information Technology	13.0
Consumer Discretionary	10.9
Energy	9.9
Consumer Staples	7.6
Telecommunication Services	4.6
Materials	3.2
Utilities	1.7
Cash and Other	1.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$990.60	$3.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class IB
Actual	1,000.00	990.60	4.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Information Technology	20.3%
Health Care	17.6
Financials	16.5
Industrials	10.6
Consumer Discretionary	9.8
Energy	9.5
Consumer Staples	7.8
Telecommunication Services	2.9
Materials	2.6
Utilities	1.8
Cash and Other	0.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$987.90	$3.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class IB
Actual	1,000.00	987.00	4.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/05	% of Net Assets
Corporate Bonds	93.9%
Equities	0.7
Cash and Other	5.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IB
Actual	$1,000.00	$1,009.30	$4.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ENTERPRISE CAPITAL APPRECIATION PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Health Care	29.7%
Consumer Discretionary	25.7
Industrials	15.1
Financials	14.8
Information Technology	7.1
Consumer Staples	6.0
Utilities	1.1
Energy	0.4
Cash and Other	0.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IB
Actual	$1,000.00	$995.80	$5.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ENTERPRISE DEEP VALUE PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	22.6%
Industrials	13.6
Health Care	10.0
Consumer Discretionary	9.5
Energy	9.1
Materials	8.8
Utilities	7.9
Consumer Staples	7.3
Information Technology	5.9
Telecommunication Services	4.7
Cash and Other	0.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IB
Actual	$1,000.00	$1,001.30	$5.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ENTERPRISE GLOBAL SOCIALLY RESPONSIVE PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	24.4%
Consumer Discretionary	14.4
Consumer Staples	13.2
Industrials	11.8
Information Technology	10.5
Energy	10.2
Health Care	9.7
Telecommunication Services	2.8
Materials	2.0
Cash and Other	1.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IB
Actual	$1,000.00	$973.70	$6.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.30% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ENTERPRISE MANAGED PORTFOLIO

Distribution of Assets by Sector as of 6/30/05	% of Net Assets
Equities	68.6%
U.S. Government and Agency	15.4
Corporate Bonds	7.3
Asset-Backed and Mortgage-Backed Securities	2.8
Foreign Government Securities	0.1
Cash and Other	5.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IB
Actual	$1,000.00	$1,005.20	$5.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ENTERPRISE MULTI-CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Health Care	24.5%
Consumer Discretionary	17.0
Consumer Staples	14.9
Energy	14.0
Information Technology	13.9
Industrials	10.6
Financials	2.8
Cash and Other	2.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IB
Actual	$1,000.00	$991.20	$6.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.85	7.00

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/EQUITY 500 INDEX PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	20.3%
Information Technology	15.1
Health Care	13.4
Industrials	11.4
Consumer Discretionary	11.2
Consumer Staples	10.1
Energy	8.8
Utilities	3.4
Telecommunication Services	3.2
Materials	2.9
Cash and Other	0.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$991.00	$1.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.31	1.51
Class IB
Actual	1,000.00	989.70	2.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.07	2.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.30% and 0.55%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/EVERGREEN OMEGA PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Health Care	26.9%
Information Technology	25.3
Consumer Discretionary	19.1
Industrials	7.1
Energy	6.7
Consumer Staples	6.5
Financials	3.8
Materials	3.0
Cash and Other	1.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$963.80	$3.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class IB
Actual	1,000.00	962.50	4.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/FI MID CAP PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Consumer Discretionary	24.0%
Telecommunication Services	17.6
Energy	13.9
Materials	11.9
Information Technology	10.2
Industrials	8.9
Health Care	4.3
Financials	4.2
Consumer Staples	3.7
Cash and Other	1.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$971.20	$3.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	971.00	4.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	15.6%
Information Technology	15.2
Health Care	14.3
Consumer Discretionary	13.6
Industrials	12.9
Energy	9.7
Materials	5.5
Utilities	3.4
Telecommunication Services	2.5
Consumer Staples	2.4
Cash and Other	4.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$1,035.50	$3.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.88	3.96
Class IB
Actual	1,000.00	1,033.50	5.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.21

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.79% and 1.04%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/GOVERNMENT SECURITIES PORTFOLIO

Distribution of Assets by Sector as of 6/30/05	% of Net Assets
U.S. Government and Agency	92.3%
Corporate Bonds	5.8
Cash and Other	1.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$1,014.90	$3.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.52	3.31

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.66% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/INTERMEDIATE TERM BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/05	% of Net Assets
Corporate Bonds	47.4%
U.S. Government and Agency	36.1
Asset-Backed and Mortgage-Backed Securities	7.7
Foreign Government Securities	6.3
Cash and Other	2.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while Class IB commenced operations on June 20, 2005, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratio for Class IB was in effect during the period from January 1, 2005 to June 30, 2005.

EXAMPLE

	Beginning Account Value	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$1,014.90	$3.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB†
Actual	1,000.00	1,006.50	0.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 for Class IA and 11/365 for Class IB (to reflect the one-half year period).

†	Class IB commenced operations on June 20, 2005.

EQ/INTERNATIONAL GROWTH PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	24.0%
Energy	13.4
Consumer Discretionary	11.9
Health Care	11.9
Information Technology	9.0
Industrials	8.2
Materials	7.0
Consumer Staples	6.8
Telecommunication Services	4.4
Utilities	2.5
Cash and Other	0.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IB
Actual	$1,000.00	$991.20	$6.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.30	6.56

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.31% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Information Technology	25.8%
Health Care	20.0
Consumer Discretionary	19.2
Industrials	12.1
Financials	5.5
Energy	4.8
Consumer Staples	4.4
Materials	1.6
Telecommunication Services	1.3
Cash and Other	5.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$995.30	$4.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	993.70	5.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/J.P. MORGAN CORE BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/05	% of Net Assets
U.S. Government and Agency	59.7%
Asset-Backed and Mortgage-Backed Securities	42.8
Corporate Bonds	25.3
Commercial Paper	6.9
Foreign Government Securities	2.8
Cash and Other	(37.5)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$1,024.10	$2.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.36	2.46
Class IB
Actual	1,000.00	1,023.20	3.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.12	3.71

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.49% and 0.74%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/JP MORGAN VALUE OPPORTUNITIES PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	33.0%
Energy	13.6
Consumer Discretionary	10.8
Industrials	7.8
Health Care	7.7
Telecommunication Services	5.4
Utilities	5.4
Materials	5.1
Information Technology	4.8
Consumer Staples	4.4
Cash and Other	2.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$999.30	$3.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.41
Class IB
Actual	1,000.00	998.50	4.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.68% and 0.93%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	23.1%
Information Technology	15.5
Industrials	15.3
Consumer Discretionary	14.9
Energy	10.3
Health Care	6.7
Materials	4.9
Utilities	3.7
Consumer Staples	1.8
Telecommunication Services	0.6
Cash and Other	3.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$1,004.50	$3.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.88	3.96
Class IB
Actual	1,000.00	1,003.80	5.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.21

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.79% and 1.04%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/LONG TERM BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/05	% of Net Assets
U.S. Government and Agency	46.8%
Corporate Bonds	45.2
Asset-Backed and Mortgage-Backed Securities	1.3
Foreign Government and Supranational Securities	0.9
Cash and Other	5.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while Class IB commenced operations on April 29, 2005, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratio for Class IB was in effect during the period from January 1, 2005 to June 30, 2005.

EXAMPLE

	Beginning Account Value	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$1,055.10	$3.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.41
Class IB†
Actual	1,000.00	1,036.70	1.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.68% and 0.93%, respectively, multiplied by the average account value over the period, multiplied by 181/365 for Class IA and 63/365 for Class IB (to reflect the one-half year period).

†	Class IB commenced operations on April 29, 2005.

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Health Care	16.5%
Industrials	15.6
Consumer Staples	13.0
Financials	10.1
Materials	9.1
Energy	7.9
Information Technology	6.6
Consumer Discretionary	5.0
Telecommunication Services	4.4
Utilities	0.9
Cash and Other	10.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the Portfolio commenced operations on April 29, 2005, therefore, ‘Actual Expenses Paid During the Period’ reflect activity from April 29, 2005 through June 30, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Portfolio commenced operations on April 29, 2005, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratios for all share Classes were in effect during the period from January 1, 2005 to June 30, 2005.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/05	Expenses Paid During Period Ended 6/30/05*
Class IA
Actual	$1,000.00	$1,013.00	$1.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	1,012.00	1.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 63/365 (to reflect the one-half year period).

†	The Portfolio commenced operations on April 29, 2005.

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Health Care	23.8%
Industrials	14.6
Consumer Staples	14.1
Information Technology	10.8
Financials	9.4
Energy	7.0
Materials	5.8
Consumer Discretionary	5.2
Telecommunication Services	2.8
Utilities	2.4
Cash and Other	4.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the Portfolio commenced operations on April 29, 2005, therefore, ‘Actual Expenses Paid During the Period’ reflect activity from April 29, 2005 through June 30, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Portfolio commenced operations on April 29, 2005, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratios for all share Classes were in effect during the period from January 1, 2005 to June 30, 2005.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/05	Expenses Paid During Period Ended 6/30/05*
Class IA
Actual	$1,000.00	$1,017.00	$1.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	1,017.00	1.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 63/365 (to reflect the one-half year period).

†	The Portfolio commenced operations on April 29, 2005.

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Consumer Discretionary	20.8%
Materials	17.1
Financials	12.9
Industrials	8.6
Information Technology	8.1
Energy	7.9
Utilities	7.9
Health Care	6.8
Consumer Staples	4.2
Telecommunication Services	1.5
Cash and Other	4.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the Portfolio commenced operations on April 29, 2005, therefore, ‘Actual Expenses Paid During the Period’ reflect activity from April 29, 2005 through June 30, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Portfolio commenced operations on April 29, 2005, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratios for all share Classes were in effect during the period from January 1, 2005 to June 30, 2005.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/05	Expenses Paid During Period Ended 6/30/05*
Class IA
Actual	$1,000.00	$1,072.00	$1.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	1,071.00	1.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 63/365 (to reflect the one-half year period).

†	The Portfolio commenced operations on April 29, 2005.

EQ/MARSICO FOCUS PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Health Care	25.8%
Financials	19.6
Consumer Discretionary	17.1
Industrials	13.3
Information Technology	6.9
Consumer Staples	4.8
Utilities	3.4
Cash and Other	9.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$989.30	$4.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	987.90	5.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	25.0%
Consumer Discretionary	15.7
Information Technology	12.8
Industrials	11.0
Energy	10.8
Health Care	7.0
Consumer Staples	7.0
Telecommunication Services	5.2
Materials	4.9
Cash and Other	0.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$970.70	$3.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.72	3.11
Class IB
Actual	1,000.00	969.40	4.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.48	4.36

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.62% and 0.87%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	32.2%
Industrials	13.3
Energy	9.2
Consumer Discretionary	9.0
Telecommunication Services	7.8
Consumer Staples	7.4
Utilities	6.8
Materials	4.9
Health Care	3.7
Information Technology	0.7
Cash and Other	5.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$989.00	$4.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	987.50	6.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MERGERS AND ACQUISITIONS PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Consumer Discretionary	14.9%
Health Care	11.4
Industrials	11.2
Information Technology	10.3
Financials	9.1
Consumer Staples	7.3
Telecommunication Services	6.0
Energy	3.7
Utilities	3.7
Materials	2.5
Cash and Other	19.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IB
Actual	$1,000.00	$1,017.00	$7.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Information Technology	31.2%
Health Care	23.4
Consumer Discretionary	15.3
Financials	6.9
Telecommunication Services	5.9
Consumer Staples	4.9
Industrials	4.6
Energy	3.9
Materials	1.0
Cash and Other	2.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$985.00	$3.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.27	3.56
Class IB
Actual	1,000.00	983.20	4.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.03	4.81

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.71% and 0.96%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MFS INVESTORS TRUST PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Health Care	18.6%
Information Technology	16.3
Financials	15.4
Consumer Discretionary	10.8
Consumer Staples	10.6
Industrials	10.3
Energy	9.1
Materials	3.3
Telecommunication Services	2.7
Utilities	1.6
Cash and Other	1.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$996.90	$3.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class IB
Actual	1,000.00	994.80	4.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MONEY MARKET PORTFOLIO

Distribution of Assets by Sector as of 6/30/05	% of Net Assets
Commercial Paper	90.4%
Certificates of Deposit	6.5
Government Securities	3.1
Cash and Other	0.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$1,011.70	$1.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.86	1.96
Class IB
Actual	1,000.00	1,010.70	3.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.62	3.21

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.39% and 0.64%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Health Care	24.4%
Consumer Discretionary	17.2
Consumer Staples	14.6
Energy	14.0
Information Technology	13.8
Industrials	10.5
Financials	2.7
Cash and Other	2.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$993.70	$4.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.63	4.21
Class IB
Actual	1,000.00	991.70	5.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.46

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.84% and 1.09%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MONY DIVERSIFIED PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	13.3%
Consumer Discretionary	12.8
Health Care	11.0
Industrials	10.5
Information Technology	10.2
Energy	9.0
Consumer Staples	6.0
Materials	4.7
Utilities	3.7
Telecommunication Services	1.9
Cash and Other	16.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$1,016.30	$5.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Portfolio’s Class IA shares annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MONY EQUITY GROWTH PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	15.6%
Consumer Discretionary	14.8
Industrials	13.2
Health Care	13.1
Information Technology	12.9
Energy	10.9
Consumer Staples	6.7
Materials	5.8
Utilities	4.3
Telecommunication Services	2.4
Cash and Other	0.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$1,022.00	$5.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Portfolio’s Class IA shares annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MONY EQUITY INCOME PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	21.6%
Industrials	15.9
Energy	13.4
Utilities	7.7
Consumer Discretionary	7.6
Consumer Staples	7.2
Health Care	7.2
Telecommunication Services	6.2
Materials	5.0
Information Technology	1.5
Cash and Other	6.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$1,015.90	$4.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Portfolio’s Class IA shares annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MONY MONEY MARKET PORTFOLIO

Distribution of Assets by Sector as of 6/30/05	% of Net Assets
Commercial Paper	90.8%
Government Securities	5.4
Certificates of Deposit	2.1
Cash and Other	1.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$1,011.30	$2.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.32	2.51

*	Expenses are equal to the Portfolio’s Class IA shares annualized expense ratio of 0.50% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/PIMCO REAL RETURN PORTFOLIO

Distribution of Assets by Sector as of 6/30/05	% of Net Assets
U.S. Government and Agency	80.8%
Commercial Paper	11.0
Corporate Bonds	5.9
Foreign Government and Supranational Securities	5.3
Asset-Backed and Mortgage-Backed Securities	2.6
Municipal Securities	1.1
Cash and Other	(6.7)

Total	100.0%

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IB
Actual	$1,000.00	$1,012.40	$3.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/SHORT DURATION BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/05	% of Net Assets
U.S. Government and Agency	56.9%
Asset-Backed and Mortgage Backed Securities	19.6
Corporate Bonds	12.4
Cash and Other	11.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while Class IA commenced operations on June 9, 2005, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratio for Class IA was in effect during the period from January 1, 2005 to June 30, 2005.

EXAMPLE

	Beginning Account Value	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA†
Actual	$1,000.00	$1,002.00	$0.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.81	2.01
Class IB
Actual	1,000.00	1,011.10	3.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.40% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 22/365 for Class IA and 181/365 (to reflect the one- half year period).

†	Class IA commenced operations on June 9, 2005.

EQ/SMALL COMPANY INDEX PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	21.9%
Information Technology	17.3
Consumer Discretionary	14.9
Industrials	13.9
Health Care	12.3
Energy	5.3
Materials	4.7
Consumer Staples	3.2
Utilities	2.8
Telecommunication Services	1.4
Cash and Other	2.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution(12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$988.00	$1.63
Hypothetical (5% average annual return before expenses)	.1,000.00	1,023.16	1.66
Class IB
Actual.	1,000.00	986.30	2.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.92	2.91

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.33% and 0.58%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/SMALL COMPANY VALUE PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Consumer Discretionary	30.0%
Industrials	25.4
Consumer Staples	6.6
Materials	5.8
Health Care	4.8
Financials	4.5
Telecommunication Services	3.5
Utilities	2.8
Information Technology	2.6
Energy	0.2
Cash and Other	13.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IB
Actual	$1,000.00	$1,018.80	$5.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.24	5.61

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.12% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/TCW EQUITY PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Information Technology	41.7%
Consumer Discretionary	20.8
Financials	14.3
Health Care	12.8
Industrials	6.4
Consumer Staples	4.1
Cash and Other	(0.1)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IB
Actual	$1,000.00	$941.20	$5.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.14	5.71

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.14% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/UBS GROWTH AND INCOME PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	22.7%
Health Care	18.6
Consumer Discretionary	10.5
Industrials	9.3
Information Technology	8.8
Utilities	6.9
Consumer Staples	6.1
Telecommunication Services	4.4
Energy	3.5
Materials	1.7
Cash and Other	7.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IB
Actual	$1,000.00	$1,016.20	$5.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	19.6%
Health Care	14.2
Consumer Staples	10.2
Materials	9.9
Consumer Discretionary	8.3
Telecommunication Services	8.2
Information Technology	4.6
Energy	4.4
Utilities	3.5
Industrials	0.3
Cash and Other	16.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the Portfolio commenced operations on April 29, 2005, therefore, ‘Actual Expenses Paid During the Period’ reflect activity from April 29, 2005 through June 30, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Portfolio commenced operations on April 29, 2005, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratios for all share Classes were in effect during the period from January 1, 2005 to June 30, 2005.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/05	Expenses Paid During Period Ended 6/30/05*
Class IA
Actual	$1,000.00	$1,002.00	$1.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	1,002.00	1.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 63/365 (to reflect the one-half year period).

†	The Portfolio commenced operations on April 29, 2005.

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	18.4%
Consumer Discretionary	13.0
Telecommunication Services	12.1
Information Technology	11.8
Industrials	11.2
Consumer Staples	9.6
Energy	8.5
Materials	5.8
Utilities	3.5
Health Care	1.4
Cash and Other	4.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$1,053.60	$7.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.11	7.75
Class IB
Actual	1,000.00	1,053.70	9.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.87	9.00

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.55% and 1.80%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Consumer Discretionary	28.4%
Industrials	15.9
Information Technology	12.5
Financials	11.3
Health Care	9.4
Telecommunication Services	4.9
Materials	4.8
Energy	3.6
Consumer Staples	1.5
Utilities	1.1
Cash and Other	6.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the Portfolio commenced operations on April 29, 2005, therefore, ‘Actual Expenses Paid During the Period’ reflect activity from April 29, 2005 through June 30, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Portfolio commenced operations on April 29, 2005, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratios for all share Classes were in effect during the period from January 1, 2005 to June 30, 2005.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/05	Expenses Paid During Period Ended 6/30/05*
Class IA
Actual	$1,000.00	$1,097.00	$1.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	1,097.00	1.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 63/365 (to reflect the one-half year period).

†	The Portfolio commenced operations on April 29, 2005.

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Information Technology	25.8%
Industrials	24.0
Health Care	19.5
Consumer Discretionary	17.0
Financials	5.2
Telecommunication Services	4.2
Materials	2.3
Consumer Staples	0.9
Energy	0.9
Cash and Other	0.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class IA
Actual	$1,000.00	$976.60	$5.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	966.70	6.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.05% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.5%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.^	307,900	$7,780,633
Autoliv, Inc	113,500	4,971,300
BorgWarner, Inc.^	315,600	16,938,252
Cooper Tire & Rubber Co.^	320,850	5,958,185
Dana Corp.	581,800	8,732,818
Lear Corp^	414,625	15,084,057
Magna International, Inc., Class A	174,200	12,253,228

		71,718,473

Hotels, Restaurants & Leisure (2.2%)
McDonald’s Corp.	132,400	3,674,100
Starbucks Corp.*	851,340	43,980,224
Wynn Resorts Ltd.*^	3,309,080	156,420,212

		204,074,536

Household Durables (0.7%)
D.R. Horton, Inc.	1,222,038	45,960,849
Newell Rubbermaid, Inc.^	916,300	21,844,592

		67,805,441

Internet & Catalog Retail (3.1%)
Amazon.com, Inc.*	4,612,828	152,592,350
eBay, Inc.*	4,149,492	136,974,731

		289,567,081

Media (3.7%)
Comcast Corp., Class A*	2,172,500	66,695,750
Interpublic Group of Cos., Inc.*^	1,437,800	17,512,404
Time Warner, Inc.*	5,221,300	87,247,923
Viacom, Inc., Class B	958,000	30,675,160
Walt Disney Co.	2,278,500	57,372,630
XM Satellite Radio Holdings, Inc., Class A*^	2,645,060	89,032,720

		348,536,587

Multiline Retail (0.8%)
Federated Department Stores, Inc.	551,200	40,391,936
Nordstrom, Inc.	215,500	14,647,535
Target Corp	354,300	19,277,463

		74,316,934

Specialty Retail (0.9%)
Home Depot, Inc.	1,027,800	39,981,420
Limited Brands	988,600	21,175,812
Office Depot, Inc.*	1,156,200	26,407,608

		87,564,840

Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc.	604,100	18,751,264
V.F. Corp.	198,600	11,363,892

		30,115,156

Total Consumer Discretionary		1,173,699,048

Consumer Staples (5.8%)
Beverages (0.9%)
Coca-Cola Co.	1,060,300	44,267,525
PepsiCo, Inc.	785,500	42,362,015

		86,629,540

Food & Staples Retailing (1.8%)
Kroger Co.*	1,303,600	24,807,508
Safeway, Inc.	753,300	17,017,047
SUPERVALU, Inc.	467,900	15,258,219
Wal-Mart Stores, Inc.	1,585,700	76,430,740
Whole Foods Market, Inc.^	296,520	35,078,316

		168,591,830

Food Products (0.4%)
Sara Lee Corp.	808,200	16,010,442
Unilever N.V. (N.Y. Shares)	277,800	$18,009,774

		34,020,216

Household Products (0.7%)
Procter & Gamble Co.	1,180,700	62,281,925

Personal Products (0.3%)
Gillette Co.	464,000	23,492,320

Tobacco (1.7%)
Altria Group, Inc.	2,016,900	130,412,754
UST, Inc.	739,000	33,742,740

		164,155,494

Total Consumer Staples		539,171,325

Energy (8.0%)
Energy Equipment & Services (0.6%)
Diamond Offshore Drilling, Inc.^	405,900	21,687,237
GlobalSantaFe Corp.	485,330	19,801,464
Rowan Cos., Inc.	531,500	15,790,865

		57,279,566

Oil & Gas (7.4%)
Chevron Corp.	2,130,100	119,115,192
ConocoPhillips	1,993,798	114,623,447
Exxon Mobil Corp.	6,427,100	369,365,437
Marathon Oil Corp.	804,900	42,957,513
Occidental Petroleum Corp.	453,850	34,914,680
Total S.A. (ADR)	122,000	14,255,700

		695,231,969

Total Energy		752,511,535

Financials (19.3%)
Capital Markets (2.9%)
Ameritrade Holding Corp.*	6,371,830	118,452,320
Goldman Sachs Group, Inc.	280,400	28,606,408
Lehman Brothers Holdings, Inc.	287,900	28,582,712
Merrill Lynch & Co., Inc.	1,004,000	55,230,040
Morgan Stanley	783,200	41,094,504

		271,965,984

Commercial Banks (6.3%)
Bank of America Corp.	4,087,300	186,421,753
Comerica, Inc.	443,700	25,645,860
Huntington Bancshares, Inc.	921,700	22,249,838
KeyCorp.	1,112,900	36,892,635
National City Corp.	857,800	29,268,136
SunTrust Banks, Inc.	418,400	30,225,216
U.S. Bancorp	2,168,000	63,305,600
Wachovia Corp.	2,004,800	99,438,080
Wells Fargo & Co.	1,529,900	94,211,242

		587,658,360

Consumer Finance (0.3%)
American Express Co.	549,100	29,228,593

Diversified Financial Services (4.0%)
Citigroup, Inc.	5,722,300	264,541,929
JPMorgan Chase & Co.	3,197,552	112,937,536

		377,479,465

Insurance (3.7%)
ACE Ltd.	268,900	12,060,165
Allstate Corp.	668,400	39,936,900
American International Group, Inc.	1,655,906	96,208,139
Chubb Corp.	400,600	34,295,366
Genworth Financial, Inc., Class A	837,300	25,311,579
Hartford Financial Services Group, Inc.	559,600	41,846,888
St. Paul Travelers Cos., Inc.	1,122,865	44,386,853
MetLife, Inc.	602,400	27,071,856

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
PartnerReinsurance Ltd.	120,300	$7,749,726
XL Capital Ltd., Class A	232,700	17,317,534

		346,185,006

Thrifts & Mortgage Finance (2.1%)
Astoria Financial Corp.	925,500	26,348,985
Countrywide Financial Corp.	614,600	23,729,706
Fannie Mae	1,170,000	68,328,000
Freddie Mac	608,500	39,692,455
Washington Mutual, Inc.	1,025,600	41,731,664

		199,830,810

Total Financials		1,812,348,218

Health Care (11.8%)
Biotechnology (5.6%)
Affymetrix, Inc.*^	2,362,678	127,419,225
Amgen, Inc.*	586,300	35,447,698
Applera Corp. - Applied Biosystems Group*^	5,666,130	111,452,777
Applera Corp. - Celera Genomics Group*	3,557,180	39,022,265
Genentech, Inc.*^	1,038,710	83,387,639
Gilead Sciences, Inc.*	1,894,650	83,345,653
Human Genome Sciences, Inc.*^	3,989,250	46,195,515

		526,270,772

Health Care Equipment & Supplies (0.3%)
Medtronic, Inc.	566,100	29,318,319

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	193,100	13,352,865
Medco Health Solutions, Inc.*	635,200	33,894,272
UnitedHealth Group, Inc.	600,500	31,310,070

		78,557,207

Pharmaceuticals (5.1%)
Abbott Laboratories	729,600	35,757,696
Eli Lilly & Co.	530,200	29,537,442
Forest Laboratories, Inc.*	1,683,780	65,414,853
Johnson & Johnson	1,391,800	90,467,000
Merck & Co., Inc.	1,702,100	52,424,680
Pfizer, Inc.	6,375,900	175,847,322
Wyeth	625,300	27,825,850

		477,274,843

Total Health Care		1,111,421,141

Industrials (9.6%)
Aerospace & Defense (1.2%)
Boeing Co.	875,400	57,776,400
Goodrich Corp.	784,100	32,116,736
Honeywell International, Inc.	88,600	3,245,418
United Technologies Corp.	479,400	24,617,190

		117,755,744

Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B	523,900	36,232,924

Commercial Services & Supplies (1.5%)
Apollo Group, Inc., Class A*	1,759,210	137,605,406

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	348,000	22,237,200
Hubbell, Inc., Class B^	411,900	18,164,790

		40,401,990

Industrial Conglomerates (4.7%)
3M Co.	361,500	26,136,450
General Electric Co.	10,150,500	351,714,825
Textron, Inc.	497,300	37,720,205
Tyco International Ltd.	942,200	27,512,240

		443,083,720

Machinery (0.6%)
Crane Co.	50,000	$1,315,000
Eaton Corp.	597,800	35,808,220
SPX Corp.	362,081	16,648,485

		53,771,705

Road & Rail (0.8%)
Burlington Northern Santa Fe Corp.	520,200	24,491,016
CSX Corp.	493,800	21,065,508
Norfolk Southern Corp.	964,296	29,854,604

		75,411,128

Total Industrials		904,262,617

Information Technology (26.3%)
Communications Equipment (6.1%)
Cisco Systems, Inc.*	3,025,300	57,813,483
Corning, Inc.*	6,699,580	111,347,020
JDS Uniphase Corp.*^	54,189,220	82,367,614
Juniper Networks, Inc.*	6,266,960	157,802,053
Nortel Networks Corp.*	3,216,500	8,395,065
QUALCOMM, Inc.	4,191,648	138,366,300
Tellabs, Inc.*	1,860,500	16,186,350

		572,277,885

Computers & Peripherals (5.6%)
Dell, Inc.*	1,150,900	45,472,059
Hewlett-Packard Co.	4,114,675	96,736,009
International Business Machines Corp.	894,900	66,401,580
NCR Corp.*	837,446	29,411,103
Network Appliance, Inc.*^	4,266,321	120,608,895
PalmOne, Inc.*^‡	3,415,610	101,682,710
Quantum Corp.*^	273,800	813,186
Sun Microsystems, Inc.*	16,824,067	62,753,770

		523,879,312

Electronic Equipment & Instruments (0.7%)
Avnet, Inc.*	342,300	7,712,019
Flextronics International Ltd.*	1,282,575	16,942,816
Ingram Micro, Inc., Class A*	939,300	14,709,438
Sanmina-SCI Corp.*	1,685,450	9,219,411
Solectron Corp.*	3,426,500	12,986,435
Vishay Intertechnology, Inc.*^	572,700	6,797,949

		68,368,068

Internet Software & Services (3.7%)
CNET Networks, Inc.*^‡	12,235,690	143,647,001
RealNetworks, Inc.*^‡	10,022,526	49,811,954
VeriSign, Inc.*	1,235,850	35,543,046
Yahoo!, Inc.*	3,331,720	115,444,098

		344,446,099

IT Services (0.2%)
Electronic Data Systems Corp.^	1,103,500	21,242,375

Semiconductors & Semiconductor Equipment (6.1%)
Advanced Micro Devices, Inc.*^	3,301,970	57,256,160
Broadcom Corp., Class A*^	4,035,040	143,284,270
Intel Corp.	2,914,400	75,949,264
KLA-Tencor Corp.	2,490,203	108,821,871
PMC-Sierra, Inc.*^	6,492,951	60,579,233
Silicon Laboratories, Inc.*^‡	4,799,270	125,788,867

		571,679,665

Software (3.9%)
Adobe Systems, Inc.	1,781,900	50,997,978
Microsoft Corp.	5,562,900	138,182,436
NAVTEQ Corp.*	1,776,020	66,032,424
Oracle Corp.*	2,103,000	27,759,600

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Symantec Corp.*^	4,071,770	$88,520,280

		371,492,718

Total Information Technology		2,473,386,122

Materials (1.5%)
Chemicals (0.6%)
DuPont (E.I.) de Nemours & Co.	178,200	7,664,382
Hercules, Inc.*	603,400	8,538,110
Monsanto Co.	256,860	16,148,788
PPG Industries, Inc.	360,200	22,606,152

		54,957,432

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	397,600	27,482,112

Metals & Mining (0.2%)
United States Steel Corp.^	590,500	20,295,485

Paper & Forest Products (0.4%)
Georgia-Pacific Corp.	396,000	12,592,800
International Paper Co.	735,600	22,222,476

		34,815,276

Total Materials		137,550,305

Telecommunication Services (3.2%)
Diversified Telecommunication Services (3.2%)
BellSouth Corp.	321,200	8,534,284
Level 3
Communications, Inc.*^‡	45,712,270	92,795,908
SBC Communications, Inc.	2,669,725	63,405,969
Sprint Corp.^	1,963,850	49,272,996
Verizon Communications, Inc.	2,580,800	89,166,640

Total Telecommunication Services		303,175,797

Utilities (1.5%)
Electric Utilities (1.2%)
American Electric Power Co., Inc.	991,300	36,549,231
Entergy Corp.	505,600	38,198,080
FirstEnergy Corp.	654,100	31,468,751
Xcel Energy, Inc.	331,400	6,468,928

		112,684,990

Multi-Utilities & Unregulated Power (0.3%)
Sempra Energy^	626,000	25,860,060

Total Utilities		138,545,050

Total Common Stocks (99.5%) (Cost $8,534,133,604)		9,346,071,158

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.9%)
Banc of America Securities LLC
3.45%, 7/1/05	$30,847,549	30,847,549
Banco Bilbao Viz Argentaria N.Y.
3.14%, 7/20/05 (l)	45,994,213	45,994,213
Bayerische Landesbank N.Y.
3.29%, 7/31/06 (l)	50,000,000	50,000,000
BNP Paribas N.Y
3.36%, 8/17/05 (l)	9,998,545	9,998,545
3.34%, 10/11/05 (l)	24,996,776	24,996,776
Canadian Imperial Bank N.Y.
3.30%, 2/23/07 (l)	49,981,666	49,981,666
CC USA, Inc.
3.33%, 11/28/05 (l)	15,006,650	15,006,650
CDC Financial, Inc.
3.54%, 8/1/05 (l)	$5,000,000	$5,000,000
Credit Suisse First Boston N.Y.
3.57%, 9/19/05 (l)	25,000,000	25,000,000
Deutsche Bank Financial
3.57%, 1/12/07 (l)	20,000,000	20,000,000
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	25,000,000	25,000,000
Dresdner Bank AG
3.49%, 7/1/05	215,000,000	215,000,000
General Electric Capital Corp.
3.53%, 3/29/06 (l)	7,002,604	7,002,604
3.54%, 5/12/06 (l)	25,052,498	25,052,498
3.36%, 6/30/06 (l)	25,000,000	25,000,000
Goldman Sachs Group LP
3.20%, 2/15/06 (l)	5,000,203	5,000,203
Greenwich Capital
3.51%, 7/1/05	44,000,000	44,000,000
ING USA
3.33%, 8/18/05	65,000,000	65,000,000
Landesbank Baden-Wuerttemberg N.Y.
3.48%, 3/29/06 (l)	21,992,327	21,992,327
Merrill Lynch & Co.
3.48%, 3/19/07 (l)	10,012,178	10,012,178
Merrill Lynch Mortgage Capital
3.54%, 7/7/05 (l)	3,000,000	3,000,000
3.54%, 7/12/05 (l)	25,000,000	25,000,000
3.54%, 7/12/05 (l)	4,000,000	4,000,000
Merrill Lynch Securities/MLPFS
3.54%, 7/1/05	75,000,000	75,000,000
Monumental Global Funding II
3.17%, 4/10/06 (l)	25,044,570	25,044,570
Morgan Stanley & Co.
3.33%, 7/31/06 (l)	20,000,000	20,000,000
3.34%, 7/31/06 (l)	10,000,000	10,000,000
Natexis Banques Populaires N.Y.
3.25%, 2/16/07 (l)	5,497,739	5,497,739
New York Life Insurance
3.22%, 9/30/05 (l)	20,000,000	20,000,000
Nomura Securities
3.51%, 7/1/05	35,000,000	35,000,000
Nordea Bank N.Y.
3.36%, 9/6/05 (l)	14,997,725	14,997,725
Royal Bank of Scotland London
3.14%, 7/5/06 (l)	5,995,672	5,995,672
Swedbank N.Y.
3.23%, 7/14/06 (l)	9,994,269	9,994,269
Transamerica Occidental Life Insurance
3.37%, 3/31/06 (l)	30,000,000	30,000,000
United of Omaha Life Insurance
3.21%, 6/1/06 (l)	25,000,000	25,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		1,028,415,184

Time Deposit (0.1%)
JPMorgan Chase Nassau
2.70%, 7/1/05	9,027,158	9,027,158

Total Short-Term Investments (11.0%) (Amortized Cost $1,037,442,342)		1,037,442,342

Total Investments (110.5%) (Cost/Amortized Cost $9,571,575,946)		10,383,513,500
Other Assets Less Liabilities (-10.5%)		(987,877,749)

Net Assets (100%)		$9,395,635,751

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

‡	Affiliated company as defined under the Investment Company Act of 1940.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value June 30, 2005	Dividend Income	Realized Gain (Loss)
CNET Networks, Inc.	$127,484,532	$15,806,357	$7,669,725	$143,647,001	$—	$(305,597)
Level 3 Communications	126,780,373	18,366,616	—	92,795,908	—	—
PalmOne, Inc.	86,942,651	44,615,709	33,239,382	101,682,710	—	(5,507,489)
RealNetworks, Inc.	46,927,896	19,285,510	3,194,127	49,811,954	—	928,620
Silicon Laboratories, Inc.	166,174,863	7,558,463	3,820,545	125,788,867	—	795,641

	$554,310,305			$513,726,440	$—	$(4,088,825)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,961,555,025
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,294,586,775

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,317,611,245
Aggregate gross unrealized depreciation	(539,383,148)

Net unrealized appreciation	$778,228,097

Federal income tax cost of investments	$9,605,285,403

At June 30, 2005, the Portfolio had loaned securities with a total value of $997,525,860. This was secured by collateral of $1,028,415,184 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2005, the Portfolio incurred approximately $656,776 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $2,864,465,889 which expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.5%)
Auto Components (0.9%)
Johnson Controls, Inc.^	445,400	$25,089,382

Automobiles (0.4%)
Harley-Davidson, Inc.^	264,900	13,139,040

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	593,700	32,386,335
Royal Caribbean Cruises Ltd.	241,100	11,659,596

		44,045,931

Household Durables (1.6%)
Fortune Brands, Inc.^	448,900	39,862,320
Pulte Homes, Inc.^	76,000	6,403,000

		46,265,320

Media (9.7%)
Clear Channel Communications, Inc.	160,800	4,973,544
Comcast Corp., Special Class A*^	1,700,500	50,929,975
News Corp., Class A	4,069,400	65,842,892
Time Warner, Inc.*^	4,549,000	76,013,790
Viacom, Inc., Class B	2,415,800	77,353,916
Westwood One, Inc.^	196,800	4,020,624

		279,134,741

Specialty Retail (4.4%)
Bed Bath & Beyond, Inc.*^	645,200	26,956,456
Home Depot, Inc.	1,573,600	61,213,040
Lowe’s Cos., Inc.^	655,600	38,169,032

		126,338,528

Total Consumer Discretionary		534,012,942

Consumer Staples (7.9%)
Household Products (2.2%)
Colgate-Palmolive Co.^	447,000	22,309,770
Procter & Gamble Co.	763,400	40,269,350

		62,579,120

Personal Products (2.3%)
Avon Products, Inc.^	1,754,200	66,396,470

Tobacco (3.4%)
Altria Group, Inc.	1,322,300	85,499,918
Loews Corp. - Carolina Group^	366,400	12,208,448

		97,708,366

Total Consumer Staples		226,683,956

Energy (12.3%)
Energy Equipment & Services (4.3%)
Baker Hughes, Inc.^	634,300	32,450,788
Halliburton Co.^	721,800	34,516,476
Nabors Industries Ltd.*^	811,800	49,211,316
Schlumberger Ltd.^	87,500	6,644,750

		122,823,330

Oil & Gas (8.0%)
BP plc (ADR)	660,500	41,201,990
Chevron Corp.	206,800	11,564,256
ConocoPhillips	1,044,400	60,042,556
Exxon Mobil Corp.	933,100	53,625,257
Noble Energy, Inc.	845,996	63,999,597

		230,433,656

Total Energy		353,256,986

Financials (26.6%)
Capital Markets (2.9%)
Franklin Resources, Inc.^	131,600	10,130,568
Goldman Sachs Group, Inc.^	147,600	15,058,152
Merrill Lynch & Co., Inc.	807,200	44,404,072
Morgan Stanley	279,300	$14,654,871

		84,247,663

Commercial Banks (3.3%)
Bank of America Corp.	1,453,070	66,274,523
North Fork Bancorp, Inc.	1,031,900	28,986,071

		95,260,594

Consumer Finance (0.4%)
MBNA Corp.	448,700	11,737,992

Diversified Financial Services (7.2%)
Citigroup, Inc.	2,751,698	127,210,999
JPMorgan Chase & Co.	2,277,976	80,458,112

		207,669,111

Insurance (9.3%)
ACE Ltd.^	1,991,100	89,300,835
Allstate Corp.	215,000	12,846,250
American International Group, Inc.	2,084,400	121,103,640
Axis Capital Holdings Ltd.	953,300	26,978,390
MetLife, Inc.^	426,500	19,166,910

		269,396,025

Thrifts & Mortgage Finance (3.5%)
Fannie Mae	1,705,500	99,601,200

Total Financials		767,912,585

Health Care (5.9%)
Health Care Equipment & Supplies (2.2%)
Boston Scientific Corp.*^	2,293,400	61,921,800

Health Care Providers & Services (2.8%)
Health Management Associates, Inc., Class A	725,500	18,993,590
UnitedHealth Group, Inc.	195,600	10,198,584
WellPoint, Inc.*	734,100	51,122,724

		80,314,898

Pharmaceuticals (0.9%)
Forest Laboratories, Inc.*	298,900	11,612,265
Pfizer, Inc.	529,900	14,614,642

		26,226,907

Total Health Care		168,463,605

Industrials (11.6%)
Aerospace & Defense (2.0%)
Northrop Grumman Corp.^	158,200	8,740,550
United Technologies Corp.	976,500	50,143,275

		58,883,825

Air Freight & Logistics (0.9%)
United Parcel Service, Inc., Class B^	376,000	26,004,160

Building Products (0.8%)
American Standard Cos., Inc.	544,800	22,838,016

Electrical Equipment (0.4%)
Emerson Electric Co.	160,600	10,058,378

Industrial Conglomerates (5.6%)
3M Co.	399,900	28,912,770
General Electric Co.	3,827,400	132,619,410

		161,532,180

Machinery (0.3%)
Ingersoll-Rand Co., Class A	111,600	7,962,660

Road & Rail (1.6%)
Burlington Northern Santa Fe Corp.	183,800	8,653,304

EQ ADVISORS TRUST

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Union Pacific Corp.^	592,500	$38,394,000

		47,047,304

Total Industrials		334,326,523

Information Technology (8.6%)
Communications Equipment (1.2%)
QUALCOMM, Inc.	1,015,200	33,511,752

Computers & Peripherals (0.2%)
EMC Corp.*	501,400	6,874,194

IT Services (1.3%)
Fiserv, Inc.*^	887,900	38,135,305

Software (5.9%)
Microsoft Corp.	5,322,500	132,210,900
Oracle Corp.*	1,657,000	21,872,400
Symantec Corp.*^	754,800	16,409,352

		170,492,652

Total Information Technology		249,013,903

Materials (2.6%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.^	944,000	56,923,200

Metals & Mining (0.6%)
Alcoa, Inc.^	656,800	17,162,184

Total Materials		74,085,384

Telecommunication Services (3.6%)
Diversified Telecommunication Services (3.6%)
BellSouth Corp.	964,600	25,629,422
SBC Communications, Inc.	2,125,300	50,475,875
Verizon Communications, Inc.^	833,600	28,800,880

Total Telecommunication Services		104,906,177

Utilities (1.0%)
Electric Utilities (1.0%)
Entergy Corp.^	259,800	19,627,890
PPL Corp.^	170,600	10,130,228

Total Utilities		29,758,118

Total Common Stocks (98.6%) (Cost $2,516,235,055)		2,842,420,179

	Principal Amount	Value (Note1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.6%)
Banc of America Securities LLC
3.45%, 7/1/05	$47,961,972	$47,961,972
BNP Paribas N.Y.
3.34%, 10/11/05 (l)	9,998,711	9,998,711
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	10,000,000	10,000,000
Dresdner Bank AG
3.49%, 7/1/05	50,000,000	50,000,000
General Electric Capital Corp.
3.54%, 5/12/06 (l)	5,010,500	5,010,500
ING USA
3.33%, 8/18/05	5,000,000	5,000,000
Landesbank Baden-Wuerttemberg N.Y.
3.48%, 3/29/06 (l)	9,995,889	9,995,889
Merrill Lynch Mortgage Capital
3.54%, 7/7/05 (l)	2,000,000	2,000,000
Merrill Lynch Securities/MLPFS
3.54%, 7/1/05	50,000,000	50,000,000
New York Life Insurance
3.22%, 9/30/05 (l)	1,700,000	1,700,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		191,667,072

Time Deposit (1.7%)
JPMorgan Chase Nassau
2.70%, 7/1/05	48,992,409	48,992,409

Total Short-Term Investments (8.3%) (Amortized Cost $240,659,481)		240,659,481

Total Investments (106.9%) (Cost/Amortized Cost $2,756,894,536)		3,083,079,660
Other Assets Less Liabilities (-6.9%)		(199,867,622)

Net Assets (100%)		$2,883,212,038

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$664,320,376
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$644,030,324

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$395,041,973
Aggregate gross unrealized depreciation	(74,203,147)

Net unrealized appreciation	$320,838,826

Federal income tax cost of investments	$2,762,240,834

EQ ADVISORS TRUST

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

At June 30, 2005, the Portfolio had loaned securities with a total value $186,953,181. This was secured by collateral of $191,667,072 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2005, the Portfolio incurred approximately $23,517 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $170,824,711 of which $70,368,500 expires in the year 2010, and $100,456,211 which expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (14.0%)
Non-Agency CMO(14.0%)
ABN Amro Mortgage Corp.,
Series 03-5 A11
4.750%, 4/25/33	$4,335,000	$4,317,400
Banc of America Funding Corp.,
Series 04-B 5A1
5.240%, 11/20/34 (l)	4,263,089	4,287,878
Series 04-C 3A1
5.189%, 12/20/34 (l)	3,373,277	3,406,501
Bear Stearns Alt-A Trust,
Series 04-11 2A3
5.052%, 11/25/34 (l)	3,738,268	3,766,574
Chase Mortgage Finance Corp.,
Series 02-S4 A23
6.250%, 3/25/32	3,728,098	3,719,145
Countrywide Home Loan Mortgage Pass Through Trust, Series 04-22 A1
5.165%, 11/25/34 (l)	3,336,966	3,331,580
Series 04-J9 2A1
5.250%, 1/25/35	5,058,840	5,084,813
Series 05-12 1A5
5.250%, 5/25/35	6,234,100	6,230,304
Credit Suisse First Boston Mortgage Securities Corp.,
Series 01-CP4 ACP
1.090%, 12/15/35 §(l)	128,000,000	2,881,139
Series 04-2R A1
5.107%, 12/28/33 §(l)	3,133,157	2,960,833
Series 04-8 1A2
5.250%, 12/25/34	4,814,362	4,857,575
First Horizon Alternative Mortgage Securities,
Series 04-AA7 2A1
5.214%, 2/25/35 (l)	5,345,090	5,392,881
Indymac Index Mortgage Loan Trust,
Series 04-AR9 4A
5.272%, 11/25/34 (l)	1,839,544	1,849,386
MASTR Adjustable Rate Mortgages Trust,
Series 04-8 5A1
4.762%, 8/25/34 (l)	3,543,171	3,560,754
Series 04-15 4A1
4.916%, 12/25/34 (l)	3,481,704	3,486,073
MASTR Asset Securitization Trust,
Series 04-9 3A1
5.250%, 7/25/34	5,284,666	5,323,294
Merrill Lynch Mortgage Investors, Inc.,
Series 05-A1 2A1
4.647%, 12/25/34 (l)	4,018,942	4,028,836
Series 05-A5 A3
4.442%, 6/25/35 (l)	5,810,000	5,788,666
Morgan Stanley Capital I,
Series 03-1Q4 X1
0.122%, 5/15/40 §(l)	139,267,443	5,619,274
Morgan Stanley Mortgage Loan Trust,
Series 04-8AR 4A1
5.424%, 10/25/34 (l)	3,405,652	3,466,208
RESI Finance LP, Series 03-C B3
4.590%, 9/10/35 §(l)	7,806,490	7,940,034
Residential Accredit Loans, Inc.,
Series 02-QS19 A8
6.000%, 12/25/32	3,719,935	3,757,063
Residential Asset Mortgage Products, Inc.,
Series 04-SL2 A2
6.500%, 10/25/31	4,032,973	4,105,766
Series 04-SP2 A21
6.000%, 1/25/32	$3,591,569	$3,647,344
Structured Asset Securities Corp.,
Series 02-11A 1A1
4.602%, 6/25/32 (l)	1,934,463	1,967,816
Series 02-RM1 A
3.964%, 10/25/37 §(l)	5,347,022	5,393,808
Wells Fargo Mortgage Backed Securities Trust,
Series 04-W A1
4.611%, 11/25/34 (l)	3,517,132	3,503,187
Series 05-C16 A4
4.562%, 3/25/35 (l)	4,020,430	4,006,050

Total Asset-Backed and Mortgage-Backed Securities		117,680,182

Government Securities (87.1%)
Agency CMO (9.6%)
Federal Home Loan Mortgage Corp.
5.000%, 4/15/15	600,944	603,695
5.000%, 7/15/26 IO	6,661,644	629,028
6.500%, 3/15/28	2,619,607	2,714,108
5.000%, 8/15/29	2,455,000	2,479,074
5.000%, 10/15/29	4,295,000	4,354,334
5.000%, 2/15/30	2,515,000	2,537,529
5.000%, 3/15/30	13,485,000	13,599,233
5.000%, 9/15/30	3,185,000	3,221,548
5.000%, 6/15/31	6,450,000	6,482,940
6.000%, 5/15/35	6,488,322	6,674,617
4.000%, 7/15/20 TBA	17,770,000	17,370,175
Federal National Mortgage Association
6.000%, 5/25/30	3,361,956	3,386,966
6.000%, 5/25/30	1,180,962	1,191,869
6.500%, 4/25/32	4,735,000	5,001,446
5.000%, 10/25/33	4,217,268	4,250,133
6.500%, 9/25/42	1,920,655	2,005,527
2.900%, 10/25/42	474,010	472,879
6.500%, 1/25/44	3,225,983	3,371,886

		80,346,987

U.S. Government Agencies (20.3%)
Federal Home Loan Bank
4.125%, 4/18/08^	22,760,000	22,910,057
Federal Home Loan Mortgage Corp.
5.500%, 7/15/17	4,300,000	4,487,923
5.000%, 7/15/30	5,925,000	5,969,112
5.000%, 10/15/30	4,780,000	4,814,197
4.749%, 3/1/35 (l)	7,002,067	7,033,454
4.472%, 4/1/35 (l)	5,311,084	5,315,018
Federal National Mortgage Association
5.500%, 9/25/17	2,934,329	2,988,861
5.000%, 12/1/2017	16,485,000	16,688,487
5.500%, 6/25/31	2,921,171	2,939,257
4.578%, 11/1/34 (l)	17,855,071	17,881,248
4.624%, 2/1/35 (l)	5,602,970	5,635,472
4.625%, 2/1/35 (l)	3,173,665	3,189,735
4.593%, 4/1/35 (l)	9,206,764	9,247,974
6.500%, 7/25/35 TBA	17,475,000	18,081,173
Government National Mortgage Association
9.000%, 12/15/09	1,819,111	1,919,999
6.000%, 5/20/34	10,643,445	10,983,259
6.000%, 1/20/35	12,260,730	12,627,409
6.000%, 2/20/35	17,158,016	17,671,157

		170,383,792

U.S. Treasuries (57.2%)
U.S. Treasury Bonds
7.500%, 11/15/16^	12,500,000	16,383,300
U.S. Treasury Notes
3.250%, 8/15/07^	40,000,000	39,676,560

EQ ADVISORS TRUST

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 11/15/07^	$31,000,000	$30,549,539
2.625%, 5/15/08^	84,700,000	82,307,903
3.250%, 1/15/09^	47,000,000	46,329,874
3.000%, 2/15/09^	41,000,000	40,042,281
3.875%, 5/15/09^	15,000,000	15,086,715
3.625%, 1/15/10^	26,110,000	25,986,578
4.000%, 3/15/10^	30,280,000	30,609,991
4.000%, 4/15/10^	30,280,000	30,611,203
5.750%, 8/15/10^	18,000,000	19,672,740
5.000%, 2/15/11^	21,000,000	22,311,681
4.875%, 2/15/12^	25,750,000	27,347,298
4.000%, 2/15/14^	27,000,000	27,162,432
4.750%, 5/15/14^	16,200,000	17,189,723
Inflation Indexed
3.625%, 1/15/08	6,778,576	7,172,845
2.000%, 7/15/14	1,362,134	1,403,584

		479,844,247

Total Government Securities		730,575,026

Total Long-Term Debt Securities (101.1%) (Cost $848,276,219)		848,255,208

SHORT-TERM INVESTMENTS:
Repurchase Agreement (7.1%)
Goldman Sachs & Co.
3.40% dated 6/30/05, due 7/1/05, to be repurchased at $30,002,833, collateralized by $31,426,000 of Federal National Mortgage Association, 6.00%, due 4/1/35	30,000,000	30,000,000
Morgan Stanley
3.25%, dated 6/30/05 due 7/1/05 to be repurchased at $30,002,708, collateralized by $30,865,000 of Federal Farm Credit Bank, Zero Coupon due 9/30/05	30,000,000	30,000,000

Total Repurchase Agreements		60,000,000

Short-Term Investments of Cash Collateral for Securities Loaned (18.0%)
ABN Amro Bank N.V. N.Y. Branch
3.49%, 7/1/05	17,000,000	17,000,000
Banc of America Securities LLC
3.45%, 7/1/05	16,107,551	16,107,551
CC USA, Inc.
3.33%, 5/5/06 (l)	4,999,500	4,999,500
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	5,000,000	5,000,000
Dresdner Bank AG
3.49%, 7/1/05	30,000,000	30,000,000
General Electric Capital Corp.
3.20%, 2/3/06 (l)	9,900,000	9,900,000
Merrill Lynch & Co.
3.48%, 3/19/07 (l)	3,003,653	3,003,653
Merrill Lynch Securities/MLPFS
3.54%, 7/1/05	40,000,000	40,000,000
Natexis Banques Populaires N.Y.
3.36%, 11/13/06 (l)	9,993,311	9,993,311
New York Life Insurance
3.22%, 9/30/05 (l)	10,000,000	10,000,000
U.S. Bank N.A.
3.12%, 10/2/06 (l)	4,996,163	4,996,163

Total Short-Term Investments of Cash Collateral for Securities Loaned		151,000,178

	Principal Amount	Value (Note 1)
Time Deposit (0.8%)
JPMorgan Chase Nassau
2.70%, 7/1/05	$6,299,690	$6,299,690

Total Short-Term Investments (25.9%) (Amortized Cost $217,299,868)		217,299,868

Total Investments (127.0%) (Cost/Amortized Cost $1,065,576,087)		1,065,555,076
Other Assets Less Liabilities (-27.0%)		(226,256,051)

Net Assets (100%)		$839,299,025

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $24,795,088 or 2.95% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

CMO — Collateralized Mortgage Obligation

IO — Interest only

TBA — Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$991,071,933
U.S. Government securities	319,983,854

$1,311,055,787

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$975,388,533
U.S. Government securities	370,734,905

$1,346,123,438

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,587,431
Aggregate gross unrealized depreciation	(4,902,031)

Net unrealized depreciation	$(314,600)

Federal income tax cost of investments	$1,065,869,676

At June 30, 2005, the Portfolio had loaned securities with a total value of $380,777,827. This was secured by collateral of $151,000,178 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $236,795,305 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $8,292,448 which expires in the year 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.8%)
Aristocrat Leisure Ltd.^	604,739	$5,347,163
BlueScope Steel Ltd.	1,206,400	7,568,130
Coles Myer Ltd.	1,333,132	9,409,826
Macquarie Airports^	2,563,200	6,994,601
Rinker Group Ltd.	1,599,217	17,066,044
Westpac Banking Corp.	469,487	7,139,436

		53,525,200

Belgium (0.9%)
Delhaize Group^	217,800	13,078,507
KBC Groep N.V.	56,535	4,469,399

		17,547,906

Brazil (0.5%)
Petroleo Brasileiro S.A. (ADR)^	171,900	8,961,147

Canada (2.0%)
Alcan, Inc.	98,400	2,954,892
Bank of Nova Scotia^	525,200	17,383,743
Canadian Natural Resources Ltd.	98,900	3,585,206
Manulife Financial Corp.	291,000	13,901,380

		37,825,221

China (0.3%)
China Shenhua Energy Co. Ltd., Class H*	6,720,500	6,484,215

Denmark (0.3%)
Danske Bank A/S	184,600	5,555,724

Egypt (0.1%)
Orascom Telecom Holding SAE (London Exchange) (GDR)	12,271	617,109
Orascom Telecom Holding SAE (New York Exchange) (GDR)	27,611	1,400,093

		2,017,202

Finland (0.4%)
Nokia OYJ	448,934	7,527,502

France (11.9%)
Assurances Generales de France	233,900	19,170,679
BNP Paribas S.A.^	277,026	19,016,133
CapGemini S.A.*	217,453	6,918,459
Credit Agricole S.A.^	408,753	10,372,199
France Telecom S.A.^	254,366	7,440,028
Groupe Danone^	228,556	20,116,186
Renault S.A.^	319,214	28,172,674
Sanofi-Aventis^	455,132	37,413,277
Societe Generale^	155,900	15,882,499
Thomson^	95,200	2,282,027
Total S.A.^	198,311	46,648,557
Vinci S.A.^	151,710	12,636,338

		226,069,056

Germany (5.9%)
Altana AG	95,900	5,492,754
Continental AG	217,600	15,700,871
E.On AG	142,400	12,702,179
Epcos AG*^	270,900	3,374,761
HeidelbergCement AG	127,581	9,174,683
MAN AG^	246,200	10,250,353
Merck KGaA	91,175	7,351,376
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	116,600	12,436,354
Premiere AG*^	164,532	5,676,934
SAP AG^	116,742	20,394,453
Siemens AG	47,900	3,502,604
Volkswagen AG^	118,000	$5,392,840

		111,450,162

Greece (0.2%)
EFG Eurobank Ergasias S.A.	152,261	4,700,537

Hong Kong (1.5%)
Esprit Holdings Ltd.	2,734,500	19,787,687
Li & Fung Ltd.	4,070,000	8,455,932

		28,243,619

Ireland (3.1%)
Allied Irish Banks plc	650,848	14,001,856
Anglo Irish Bank Corp. plc	1,127,208	13,987,708
CRH plc	834,083	21,972,869
Depfa Bank plc	583,000	9,394,317

		59,356,750

Italy (2.5%)
ENI S.p.A.^	1,638,408	42,269,208
FASTWEB*	128,827	5,583,526

		47,852,734

Japan (20.5%)
Aeon Credit Service Co. Ltd.^	175,100	10,966,465
Aiful Corp.	98,400	7,343,814
Astellas Pharma, Inc.	250,500	8,567,774
Canon, Inc.^	866,200	45,651,187
Daito Trust Construction Co. Ltd.	68,900	2,580,408
Denso Corp.	604,300	13,770,034
East Japan Railway Co.	1,720	8,847,577
Hitachi Ltd.	766,000	4,659,182
Honda Motor Co. Ltd.	580,500	28,655,672
Hoya Corp.	218,100	25,193,394
Itochu Corp.	1,381,000	6,991,616
Japan Tobacco, Inc.	898	11,993,863
JFE Holdings, Inc.^	522,200	12,912,445
Keyence Corp.^	86,900	19,495,840
Kobe Steel Ltd.^	907,000	1,710,703
Mitsubishi Corp.^	1,606,500	21,862,666
Mitsubishi Tokyo Financial Group, Inc.	1,516	12,873,892
Nippon Electric Glass Co. Ltd.	402,000	6,080,245
Nippon Meat Packers, Inc.	637,000	7,409,918
Nippon Mining Holdings, Inc.	682,500	3,874,131
Nissan Motor Co. Ltd.^	1,370,100	13,576,120
Nitto Denko Corp.^	244,400	14,027,470
Oji Paper Co. Ltd.^	295,000	1,541,422
ORIX Corp.	46,900	7,042,830
Promise Co. Ltd.	99,950	6,413,180
Rengo Co. Ltd.^	500,000	2,666,727
Sanyo Shinpan Finance Co. Ltd.	117,100	8,052,540
Secom Co. Ltd.	100	4,305
Sega Sammy Holdings, Inc.	136,400	8,370,364
Sony Corp.	61,000	2,102,879
Sumitomo Metal Industries Ltd.^	2,615,000	4,483,801
Sumitomo Mitsui Financial Group, Inc.^	2,756	18,653,551
Takeda Pharmaceutical Co. Ltd.	120,000	5,956,141
Tokyo Electric Power Co., Inc.^	406,500	9,703,028
Tokyo Gas Co. Ltd.^	1,132,000	4,239,509
Toyota Motor Corp.	458,600	16,430,304
UFJ Holdings, Inc.*	882	4,600,632

		389,305,629

Luxembourg (1.0%)
Arcelor^	950,269	18,660,188

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Mexico (1.3%)
America Movil S.A. de C.V. (ADR)	234,400	$13,972,584
Grupo Televisa S.A. (ADR)	115,000	7,140,350
Wal-Mart de Mexico S.A. de C.V., Series V	1,051,700	4,267,129

		25,380,063

Netherlands (3.7%)
ABN AMRO Holding N.V.	186,915	4,604,974
European Aeronautic Defence and Space Co.	342,290	10,919,266
ING Groep N.V. (CVA)	1,507,571	42,653,541
Koninklijke (Royal) Philips Electronics N.V.	103,080	2,608,191
Royal Dutch Petroleum Co.	139,600	9,126,364

		69,912,336

Norway (0.6%)
Norsk Hydro ASA	116,201	10,664,230

Singapore (1.1%)
Flextronics International Ltd.*	608,400	8,036,964
Singapore Telecommunications Ltd.	8,268,785	13,574,666

		21,611,630

South Africa (0.2%)
MTN Group Ltd.	497,144	3,296,340

Spain (3.0%)
Altadis S.A.^	65,000	2,728,260
Banco Bilbao Vizcaya Argentaria S.A.^	1,168,363	18,048,748
Endesa S.A.^	609,700	14,327,167
Gestevision Telecinco S.A.*^	114,247	2,677,742
Inditex S.A.^	98,076	2,526,696
Repsol YPF S.A.^	579,500	14,845,257
Union Fenosa S.A.^	86,000	2,624,762

		57,778,632

Sweden (0.7%)
Svenska Cellulosa AB, Class B^	269,700	8,634,324
Telefonaktiebolaget LM Ericsson, Class B	1,721,741	5,534,124

		14,168,448

Switzerland (9.1%)
Alcon, Inc.	160,600	17,561,610
Compagnie Financiere Richemont AG, Class A	580,717	19,537,041
Credit Suisse Group^	854,416	33,713,784
Micronas Semiconductor Holding AG (Registered)*	39,900	1,510,538
Nobel Biocare Holding AG	68,118	13,824,588
Novartis AG (Registered)^	500,752	23,863,016
Roche Holding AG^	206,047	26,087,599
Syngenta AG*	26,300	2,707,806
Synthes, Inc.	50,231	5,516,745
UBS AG (Registered)	236,582	18,467,098
Xstrata plc	511,780	9,879,752

		172,669,577

Taiwan (0.3%)
Hon Hai Precision Industry (GDR) (Registered)	542,906	5,619,077

Thailand (0.2%)
PTT PCL (Foreign)	540,000	2,940,465

United Kingdom (21.3%)
Aviva plc	1,150,128	$12,822,822
Barclays plc	690,000	6,870,371
BHP Billiton plc	359,510	4,588,154
BP plc	2,462,336	25,643,098
British American Tobacco plc	357,000	6,885,374
Capita Group plc	1,645,205	10,852,128
Carnival plc	259,171	14,712,332
Corus Group plc*	5,311,100	3,998,350
Enterprise Inns plc	701,610	10,488,391
Friends Provident plc	622,580	2,031,017
GlaxoSmithKline plc	570,200	13,807,963
HBOS plc	1,038,210	16,013,384
Intercontinental Hotels Group plc	532,909	6,729,470
International Power plc*	1,064,500	3,930,610
Lloyds TSB Group plc	337,800	2,863,966
O2 plc*	1,434,373	3,503,045
Pearson plc	314,500	3,706,495
Persimmon plc	611,200	8,556,210
Punch Taverns plc	700,400	9,202,316
Reckitt Benckiser plc	664,160	19,583,291
Royal & Sun Alliance Insurance Group plc	614,400	922,323
Royal Bank of Scotland Group plc	1,572,923	47,534,845
SABMiller plc	1,630,215	25,465,917
Sainsbury (J) plc	1,169,000	5,977,054
Shell Transport & Trading Co. plc (Registered)	1,418,454	13,799,461
Smith & Nephew plc	1,372,759	13,557,916
Standard Chartered plc	722,626	13,211,764
Tate & Lyle plc	972,900	8,318,282
Tesco plc	4,924,607	28,136,419
Trinity Mirror plc	281,500	3,118,271
Vodafone Group plc	6,222,400	15,168,544
Whitbread plc	563,305	9,632,500
Wimpey (George) plc	1,003,383	7,895,476
Wolseley plc	69,758	1,467,943
WPP Group plc	2,222,169	22,883,064

		403,878,566

United States (0.8%)
OMV AG	34,200	14,905,109

Total Common Stocks (96.2%) (Cost $1,528,342,095)		1,827,907,265

	Number of Warrants
WARRANTS:
Netherlands (0.4%)
ABN Amro Bank N.V., $20.62, expiring 1/09/06*	3,917,208	6,815,942

Taiwan (0.5%)
Hon Hai Precision Industry, $0.00001, expiring 1/17/07*§	677,000	3,518,368
Infosys Technology Ltd., $0.0001, expiring 8/25/05*§	19,797	4,354,944
Taiwan Semiconductor Manufacturing Co. Ltd., $0.000001, expiring 11/21/05*	837,533	1,868,536

		9,741,848

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Warrants	Value (Note 1)
United Kingdom (0.5%)
Asustek Computer, Inc., $0.000001, expiring 3/18/07*	3,479,482	$9,808,660

United States (0.2%)
Credit Suisse First Boston, $0.000001 expiring 3/21/06*	2,500,000	4,182,500

Total Warrants (1.6%) (Cost $27,943,723)		30,548,950

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (24.5%)
Allstate Life Insurance
3.30%, 7/31/06 (l)	$15,000,000	15,000,000
Banc of America Securities LLC
3.45%, 7/1/05	47,796,939	47,796,939
BNP Paribas N.Y.
3.34%, 10/11/05 (l)	14,998,066	14,998,066
CC USA, Inc.
3.33%, 5/5/06 (l)	9,999,000	9,999,000
CDC Financial, Inc.
3.54%, 8/1/05 (l)	5,000,000	5,000,000
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	15,000,000	15,000,000
Dresdner Bank AG
3.49%, 7/1/05	159,999,999	159,999,999
General Electric Capital Corp.
3.54%, 5/12/06 (l)	5,010,500	5,010,500
General Electric Co.
3.15%, 10/24/05 (l)	5,001,550	5,001,550
Goldman Sachs Group LP
3.20%, 2/15/06 (l)	5,000,203	5,000,203
HSBC Finance Corp.
3.16%, 7/12/05	9,947,667	9,947,667
ING USA
3.33%, 8/18/05	25,000,000	25,000,000
John Hancock Global Funding II
3.35%, 12/1/05 (l)	5,006,852	5,006,852
Merrill Lynch & Co., Inc.
3.20%, 5/5/06 (l).	10,000,000	10,000,000
3.48%, 3/19/07 (l)	17,020,702	17,020,702
Merrill Lynch Securities/MLPFS
3.54%, 7/1/05	50,000,000	50,000,000
Natexis Banques Populaires N.Y.
3.36%, 11/13/06 (l)	24,983,278	24,983,278
New York Life Insurance
3.22%, 9/30/05 (l)	15,000,000	15,000,000
Swedbank N.Y.
3.27%, 6/20/06 (l)	9,994,018	9,994,018
3.23%, 7/14/06 (l)	3,997,708	3,997,708
U.S. Bank N.A.
3.12%, 10/2/06 (l)	10,992,425	10,992,425

Total Short-Term Investments of Cash Collateral for Securities Loaned		464,748,907

Time Deposit (1.0%)
JPMorgan Chase Nassau 2.70%, 7/1/05	$18,889,006	$18,889,006

Total Short-Term Investments (25.5%) (Amortized Cost $483,637,913)		483,637,913

Total Investments (123.3%) (Cost/Amortized Cost $2,039,923,731)		2,342,094,128
Other Assets Less Liabilities (-23.3%)		(442,617,095)

Net Assets (100%)		$1,899,477,033

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		16.2%
Consumer Staples		8.6
Energy		10.4
Financials		24.4
Health Care		9.4
Industrials		5.3
Information Technology		8.1
Materials		7.9
Telecommunications Services		3.4
Utilities		2.5
Cash and Other		3.8

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $7,873,312 or 0.41% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

At June 30, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/05	Unrealized Appreciation
Dow Jones Euro Stock 50 Index	210	September-05	$7,995,761	$8,130,483	$134,722

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$597,264,550
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$565,678,144

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$320,427,241
Aggregate gross unrealized depreciation	(23,280,074)

Net unrealized appreciation	$297,147,167

Federal income tax cost of investments	$2,044,946,961

At June 30, 2005, the Portfolio had loaned securities with a total value of $443,870,707. This was secured by collateral of $464,748,907 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $394,414,610 of which $9,473,492 expires in the year 2008, $285,572,509 expires in the year 2009, $61,620,674 expires in the year 2010, and $37,747,935 expires in the year 2011.

Included in the capital loss carryforward amounts are $31,423,050 of losses acquired from EQ/International Equity Index Portfolio as a result of a tax-free reorganization that occurred during the year ended 2003, and $50,119,452 of losses acquired from EQ/Alliance Global Portfolio as a result of a tax-free reorganization that occurred during the year ended 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.5%)
Hotels, Restaurants & Leisure (2.2%)
Carnival Corp.	231,600	$12,633,780
Starbucks Corp.*	216,200	11,168,892

		23,802,672

Household Durables (2.9%)
Pulte Homes, Inc.	367,600	30,970,300

Internet & Catalog Retail (3.1%)
eBay, Inc.*	1,012,066	33,408,299

Media (1.8%)
E.W. Scripps Co., Class A	369,700	18,041,360
Lamar Advertising Co., Class A*	24,800	1,060,696

		19,102,056

Multiline Retail (3.5%)
Target Corp.	689,200	37,499,372

Specialty Retail (3.0%)
Lowe’s Cos., Inc.	546,333	31,807,507

Total Consumer Discretionary		176,590,206

Consumer Staples (4.5%)
Food & Staples Retailing (0.5%)
Whole Foods Market, Inc.^	40,300	4,767,490

Household Products (1.9%)
Colgate-Palmolive Co.	110,400	5,510,064
Procter & Gamble Co.	286,400	15,107,600

		20,617,664

Personal Products (2.1%)
Avon Products, Inc.	588,798	22,286,004

Total Consumer Staples		47,671,158

Energy (5.2%)
Energy Equipment & Services (5.2%)
Halliburton Co.^	557,700	26,669,214
Nabors Industries Ltd.*	465,200	28,200,424

Total Energy		54,869,638

Financials (10.7%)
Capital Markets (3.8%)
Franklin Resources, Inc.	167,100	12,863,358
Goldman Sachs Group, Inc.	172,600	17,608,652
Legg Mason, Inc.	43,900	4,570,429
Merrill Lynch & Co., Inc.	109,300	6,012,593

		41,055,032

Consumer Finance (1.0%)
MBNA Corp.	389,100	10,178,856

Diversified Financial Services (0.9%)
Citigroup, Inc.	208,600	9,643,578

Insurance (5.0%)
Aflac, Inc.	180,300	7,803,384
American International Group, Inc.	571,099	33,180,852
Progressive Corp.	129,101	12,756,470

		53,740,706

Total Financials		114,618,172

Health Care (22.0%)
Biotechnology (5.1%)
Affymetrix, Inc.*^	67,100	3,618,703
Amgen, Inc.*	170,801	10,326,628
Genentech, Inc.*	444,500	35,684,460
Gilead Sciences, Inc.*	103,800	$4,566,162

		54,195,953

Health Care Equipment & Supplies (7.9%)
Alcon, Inc.	225,700	24,680,295
St. Jude Medical, Inc.*	796,300	34,726,643
Zimmer Holdings, Inc.*	323,800	24,663,846

		84,070,784

Health Care Providers & Services (5.8%)
UnitedHealth Group, Inc.	636,800	33,202,752
WellPoint, Inc.*	413,600	28,803,104

		62,005,856

Pharmaceuticals (3.2%)
Eli Lilly & Co.	153,500	8,551,485
Teva Pharmaceutical Industries Ltd. (ADR)	838,100	26,098,434

		34,649,919

Total Health Care		234,922,512

Industrials (3.7%)
Industrial Conglomerates (3.7%)
General Electric Co.	1,133,800	39,286,170

Total Industrials		39,286,170

Information Technology (36.7%)
Communications Equipment (8.0%)
Corning, Inc.*	1,254,900	20,856,438
Juniper Networks, Inc.*	1,300,300	32,741,554
QUALCOMM, Inc.	974,100	32,155,041

		85,753,033

Computers & Peripherals (9.2%)
Apple Computer, Inc.*	862,700	31,755,987
Dell, Inc.*	1,031,602	40,758,595
EMC Corp.*	1,015,100	13,917,021
Network Appliance, Inc.*^	432,900	12,238,083

		98,669,686

Internet Software & Services (9.7%)
Google, Inc., Class A.*^	185,500	54,564,825
Yahoo!, Inc.*	1,425,200	49,383,180

		103,948,005

Semiconductors & Semiconductor Equipment (5.5%)
Altera Corp.*	436,700	8,655,394
Broadcom Corp., Class A.*	714,400	25,368,344
Marvell Technology Group Ltd.*^	552,200	21,005,688
Texas Instruments, Inc.	117,500	3,298,225

		58,327,651

Software (4.3%)
Electronic Arts, Inc.*	589,900	33,394,239
Microsoft Corp.	487,391	12,106,793

		45,501,032

Total Information Technology		392,199,407

Total Common Stocks (99.3%) (Cost $901,624,462)		1,060,157,263

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.9%)
Barclays Capital
3.47%, 7/1/05	$31,044,493	31,044,493
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	5,000,000	5,000,000

EQ ADVISORS TRUST

EQ/ALLIANCE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Dresdner Bank AG
3.49%, 7/1/05	$25,000,000	$25,000,000
ING USA
3.33%, 8/18/05	7,000,000	7,000,000
Morgan Stanley
3.62%, 6/30/06 (l)	3,000,000	3,000,000
New York Life Insurance
3.22%, 9/30/05 (l)	3,000,000	3,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		74,044,493

Time Deposit (0.3%)
JPMorgan Chase Nassau
2.70%, 7/1/05	3,219,110	3,219,110

Total Short-Term Investments (7.2%) (Amortized Cost $77,263,603)		77,263,603

Total Investments (106.5%) (Cost/Amortized Cost $978,888,065)		1,137,420,866
Other Assets Less Liabilities (-6.5%)		(69,426,303)

Net Assets (100%)		$1,067,994,563

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$268,249,620
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$322,712,908

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$166,767,576
Aggregate gross unrealized depreciation	(12,018,365)

Net unrealized appreciation	$154,749,211

Federal income tax cost of investments	$982,671,655

At June 30, 2005, the Portfolio had loaned securities with a total value of $72,380,991. This was secured by collateral of $74,044,493 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2005, the Portfolio incurred approximately $12,246 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $703,225,787 of which $340,761,560 expires in the year 2009, $258,581,589 expires in the year 2010, and $103,882,638 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (16.3%)
Asset Backed Securities (6.3%)
Aegis Asset Backed Securities Trust,
Series 04-3 A2A
3.514%, 9/25/34 (l)	$6,449,290	$6,449,167
American Express Credit Account Master Trust,
Series 05-1 A
3.250%, 10/15/12 (l)	6,410,000	6,420,957
Bank One Issuance Trust,
Series 04-A4 A4
3.260%, 2/16/10 (l)	6,610,000	6,614,728
Capital Auto Receivables Asset Trust,
Series 05-SN1A A3A
4.100%, 6/15/08	8,075,000	8,087,579
Centex Home Equity,
Series 03-C AV
3.614%, 9/25/33 (l)	1,380,289	1,381,756
Citibank Credit Card Issuance Trust,
Series 04-A8 A8
4.900%, 12/12/16	11,505,000	11,928,385
Citibank Omni-S Master Trust,
Series 96-5A
3.450%, 12/16/11 §(l)	10,815,000	10,831,904
Discover Card Master Trust I,
Series 04-1 A
3.250%, 4/16/10 (l)	8,130,000	8,120,549
Equity One ABS, Inc.,
Series 04-3 AF1
3.474%, 7/25/34 (l)	1,914,349	1,914,726
MBNA Credit Card Master Note Trust,
Series 2001-A5 A5
3.430%, 3/15/11 (l)	21,020,000	21,151,604
Merrill Lynch Mortgage Investors, Inc.,
Series 04-SL1 A
3.574%, 4/25/35 (l)	845,335	845,908
Morgan Stanley ABS Capital I,
Series 04-HE4-A3
3.514%, 5/25/34 (l)	3,252,400	3,252,339
Series 05-WMC1-A2A
3.414%, 1/25/35 (l)	5,251,618	5,252,287
Residential Asset Mortgage Products, Inc.,
Series 04-RS12 AI1
3.454%, 5/25/24 (l)	6,458,944	6,462,183
Series 04-RS2 AI1
3.444%, 1/25/24 (l)	178,070	178,072
Series 04-RS6 AI1
3.464%, 8/25/22 (l)	1,003,934	1,004,028
Series 04-SP1 AI1
3.494%, 6/25/13 (l)	1,285,341	1,285,612
Series 05-RS1 AII1
3.424%, 1/25/35 (l)	7,129,574	7,132,378
Residential Asset Securities Corp.,
Series 02-KS7 A2
3.684%, 11/25/32 (l)	2,576,580	2,584,167
Series 03-KS3 A2
3.614%, 5/25/33 (l)	2,263,804	2,267,177
Series 04-KS7 AI1
3.464%, 10/25/21 (l)	1,879,456	1,879,769
Residential Funding Mortgage Securities II,
Series 04-HS2 AI1
3.464%, 12/25/18 (l)	1,625,499	1,625,709
Series 05-G12 A3
4.460%, 5/25/35	4,080,000	4,080,734
SLM Student Loan Trust,
Series 03-C A1
3.510%, 9/15/16 (l)	6,667,965	6,677,300
Structured Asset Investment Loan Trust,
Series 04-5 A2
3.494%, 5/25/34 (l)	$3,981,180	$3,981,930
Series 05-1 A3
3.434%, 2/25/35 §(l)	6,396,138	6,396,940

		137,807,888

Non-Agency CMO (10.0%)
Banc of America Commercial Mortgage, Inc.,
Series 04-1 A2
4.037%, 11/10/39	5,925,000	5,847,800
Series 04-1 A4
4.760%, 11/10/39	8,780,000	8,898,379
Series 04-3 A5
5.482%, 6/10/39 (l)	9,465,000	10,082,728
Series 04-4 A3
4.128%, 7/10/42	6,190,000	6,158,450
Series 04-6 A2
4.161%, 12/10/42	8,270,000	8,216,950
Series 05-1 A3
4.877%, 11/10/42	9,140,000	9,345,498
Bear Stearns Asset Backed Securities, Inc.,
Series 05-SD1 1A1
3.464%, 4/25/22 (l)	4,445,796	4,446,877
Bear Stearns Commercial Mortgage Securities,
Series 05-PWR7 A3
5.120%, 2/11/41^(l)	22,180,000	23,116,009
Series 05-T18 A4
4.933%, 2/13/42^(l)	8,500,000	8,737,888
Countrywide Home Loan Mortgage Pass Through Trust,
Series 03-49 A1
1.642%, 12/19/33 (l)	1,075,589	1,072,157
Credit Suisse First Boston Mortgage Securities Corp,
Series 05-C1 A4
5.010%, 2/15/38 (l)	7,455,000	7,701,224
Series 04-C5 A2
4.183%, 11/15/37	6,995,000	6,955,073
Series 03-CK2 A2
3.861%, 3/15/36	5,425,000	5,386,700
Deutsche Mortgage Securities, Inc.,
Series 04-4 1A1
3.524%, 4/25/34 (l)	282,955	282,937
GE Capital Commercial Mortgage Corp.,
Series 04-C3 A4
5.189%, 7/10/39 (l)	6,645,000	6,933,683
Greenwich Capital Commercial Funding Corp.,
Series 03-C1 A4
4.111%, 7/5/35	6,385,000	6,240,399
Series 03-C2 A3
4.533%, 1/5/36	8,390,000	8,451,964
Series 05-GG3 A2
4.305%, 8/10/42 (l)	9,040,000	9,037,306
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 05-LDP1 A2
4.625%, 3/15/46^	9,470,000	9,590,965
Series 05-LDP1 A4
5.038%, 3/15/46 (l)	9,075,000	9,397,485
LB-UBS Commercial Mortgage Trust,
Series 05-C1 A4
4.740%, 2/15/30	5,930,000	6,004,403
Series 04-C7 A2
3.992%, 10/15/29	6,295,000	6,216,605
Series 04-C8 A2
4.201%, 12/15/29	6,525,000	6,504,874
Merrill Lynch Mortgage Trust,
Series 04-KEY2 A2
4.166%, 8/12/39^	5,130,000	5,091,705
Series 05-MKB2 A2
4.806%, 9/12/42	11,020,000	11,226,738

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley Capital I,
Series 05-HQ5 A4
5.168%, 1/14/42^(l)	$11,545,000	$12,038,890
Series 05-T17 A5
4.780%, 12/13/41^	9,300,000	9,455,143
Washington Mutual Mortgage Securities Corp.,
Series 05-AR2 2A22
3.345%, 1/25/45 PO (l)	7,206,105	7,199,858

		219,638,688

Total Asset-Backed and Mortgage-Backed Securities		357,446,576

Consumer Discretionary (2.4%)
Automobiles (0.5%)
Daimlerchrysler NA Holdings Corp.
4.875%, 6/15/10	1,970,000	1,960,942
Ford Motor Co.
6.375%, 2/1/29	1,110,000	855,834
7.450%, 7/16/31	580,000	484,193
Ford Motor Credit Co.
5.700%, 1/15/10	665,000	613,357
7.375%, 2/1/11	7,035,000	6,852,822
7.000%, 10/1/13^	1,775,000	1,703,075

		12,470,223

Household Durables (0.1%)
Fortune Brands, Inc.
2.875%, 12/1/06	2,050,000	2,009,830

Media (1.8%)
British Sky Broadcasting plc
6.875%, 2/23/09	1,450,000	1,559,942
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	3,065,000	4,335,844
Comcast Cable Communications, Inc.
6.875%, 6/15/09^	3,930,000	4,281,012
Comcast Corp.
5.500%, 3/15/11	4,290,000	4,475,868
5.300%, 1/15/14	3,365,000	3,459,247
COX Communications, Inc.
4.625%, 6/1/13	2,150,000	2,087,029
News America, Inc.
6.550%, 3/15/33^	4,710,000	5,109,074
Time Warner Entertainment Co. LP
8.375%, 3/15/23	8,605,000	11,002,241
WPP Finance UK Corp.
5.875%, 6/15/14^	2,445,000	2,585,013

		38,895,270

Total Consumer Discretionary		53,375,323

Consumer Staples (0.8%)
Food & Staples Retailing (0.2%)
Safeway, Inc.
6.500%, 3/1/11^	2,985,000	3,226,242

Food Products (0.6%)
Kraft Foods, Inc.
4.125%, 11/12/09^	8,540,000	8,467,529
5.250%, 10/1/13^	4,910,000	5,109,312

		13,576,841

Total Consumer Staples		16,803,083

Energy (1.3%)
Oil & Gas (1.3%)
Amerada Hess Corp.
6.650%, 8/15/11	6,920,000	7,614,913
7.875%, 10/1/29	3,410,000	4,308,545
7.125%, 3/15/33	2,320,000	2,751,780
Conoco, Inc.
6.950%, 4/15/29	$3,435,000	$4,315,446
Enterprise Products Operating LP
5.600%, 10/15/14	2,245,000	2,310,220
Valero Energy Corp.
6.875%, 4/15/12	4,140,000	4,621,076
7.500%, 4/15/32^	1,625,000	2,005,768

Total Energy		27,927,748

Financials (7.2%)
Capital Markets (0.5%)
Goldman Sachs Group, Inc.
4.750%, 7/15/13	3,590,000	3,586,995
5.125%, 1/15/15	2,520,000	2,566,746
JPMorgan Chase & Co.
6.750%, 2/1/11	5,970,000	6,602,223

		12,755,964

Commercial Banks (1.7%)
Barclays Bank plc
8.550%, 9/29/49 §(l)	4,180,000	5,028,854
CBA Capital Trust I
5.805%, 12/31/49 §	2,435,000	2,579,712
Chuo Mitsui Trust & Banking Co. Ltd.
5.506%, 12/31/49 §(l)	3,100,000	3,045,521
Huntington National Bank
4.375%, 1/15/10	3,135,000	3,138,041
Mizuho Financial Group Cayman Ltd.
8.375%, 12/31/49	4,915,000	5,374,552
RBS Capital Trust I
4.709%, 12/29/49 (l)	5,895,000	5,815,913
RBS Capital Trust III
7.730%, 7/1/10 (l)	5,490,000	5,701,985
Suntrust Bank
3.458%, 6/2/09^(l)	3,395,000	3,398,225
UFJ Bank Ltd./NY
7.400%, 6/15/11	975,000	1,103,838
Wells Fargo & Co.
4.200%, 1/15/10	3,080,000	3,078,377

		38,265,018

Consumer Finance (1.1%)
American General Finance Corp.
4.625%, 5/15/09	6,950,000	6,985,528
Boeing Capital Corp.
4.750%, 8/25/08	1,385,000	1,409,605
Capital One Bank
6.500%, 6/13/13	1,870,000	2,057,438
HSBC Finance Corp.
6.500%, 11/15/08	6,025,000	6,430,742
7.000%, 5/15/12	2,340,000	2,654,442
MBNA Corp.
4.625%, 9/15/08	3,695,000	3,745,355

		23,283,110

Diversified Financial Services (2.5%)
CIT Group, Inc.
3.490%, 5/18/07 (l)	2,360,000	2,364,227
7.750%, 4/2/12	1,200,000	1,407,402
Citigroup, Inc.
3.510%, 6/9/09^(l)	2,420,000	2,422,246
5.000%, 9/15/14	3,458,000	3,537,347
Credit Suisse First Boston USA, Inc.
5.500%, 8/15/13	1,005,000	1,064,277
General Electric Capital Corp.
4.000%, 2/17/09	10,010,000	9,896,797
4.375%, 11/21/11	3,800,000	3,794,300
6.750%, 3/15/32^	8,595,000	10,606,127
Mangrove Bay Pass-Through Trust
6.102%, 7/15/33 §(l)	6,965,000	7,156,747

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
UFJ Finance Aruba AEC
6.750%, 7/15/13^	$2,520,000	$2,810,309
Washington Mutual Financial Corp.
6.875%, 5/15/11^	8,105,000	9,111,130

		54,170,909

Insurance (1.1%)
Assurant, Inc.
5.625%, 2/15/14	2,710,000	2,852,037
Berkshire Hathaway Finance Corp.
4.200%, 12/15/10^	3,970,000	3,941,789
Liberty Mutual Group
5.750%, 3/15/14^§	2,795,000	2,813,724
Metlife, Inc.
5.000%, 11/24/13^	2,945,000	2,995,672
Royal & Sun Alliance Insurance Group plc
8.950%, 10/15/29^	2,605,000	3,370,888
Willis Group North America, Inc.
5.125%, 7/15/10	890,000	894,795
Zurich Capital Trust I
8.376%, 6/1/37 §	6,100,000	6,745,953

		23,614,858

Real Estate (0.1%)
Istar Financial, Inc.(REIT)
5.150%, 3/1/12	2,035,000	2,011,274

Thrifts & Mortgage Finance (0.2%)
Countrywide Home Loans, Inc.
4.000%, 3/22/11	4,670,000	4,503,860

Total Financials		158,604,993

Government Securities (62.6%)
Foreign Government (1.0%)
United Mexican States
4.625%, 10/8/08^	11,315,000	11,388,547
7.500%, 1/14/12^	2,095,000	2,370,283
7.500%, 1/14/12^	7,905,000	8,964,270

		22,723,100

Foreign Government Agency (2.0%)
Canada Housing Trust
3.550%, 9/15/10	53,855,000	44,240,423

U.S. Government Agencies (34.7%)
Federal Home Loan Mortgage Corp.
6.000%, 8/15/35 TBA	19,885,000	20,369,697
Federal National Mortgage Association
3.750%, 9/15/08	26,470,000	26,238,308
3.875%, 11/17/08	19,725,000	19,590,771
6.000%, 2/1/17	6,295,427	6,512,430
6.500%, 5/1/22	18,099	18,839
6.500%, 2/1/26	3,169	3,295
6.500%, 3/1/26	14,549	15,062
6.500%, 5/1/26	7,907	8,186
6.500%, 6/1/26	4,859	5,047
9.000%, 8/1/26	11,224	12,116
6.500%, 1/1/28	920,511	952,961
6.500%, 2/1/28	500,856	518,513
6.500%, 3/1/28	114,192	118,217
6.500%, 6/1/28	23,623	24,456
6.500%, 7/1/28	15,653	16,205
6.500%, 9/1/28	58,438	60,498
6.500%, 10/1/28	77,449	80,180
6.500%, 11/1/28	117,771	121,923
6.500%, 12/1/28	11,044	11,433
6.500%, 1/1/29	62,084	64,272
6.500%, 2/1/29	1,048,743	1,085,713
6.500%, 3/1/29	176,073	182,360
6.500%, 4/1/29	172,095	178,160
6.500%, 5/1/29	18,505	19,157
6.500%, 6/1/29	293,803	350,824
6.500%, 7/1/29	$483,094	$500,123
6.500%, 8/1/29	279,439	289,289
6.500%, 9/1/29	3,612	3,739
6.500%, 10/1/29	3,333	3,450
6.500%, 11/1/29	30,526	31,603
6.500%, 2/1/31	5,818	6,023
6.500%, 4/1/31	5,842	6,060
6.500%, 5/1/31	428,060	443,150
6.500%, 6/1/31	143,346	148,691
6.500%, 7/1/31	966,122	1,002,145
6.500%, 8/1/31	172,555	180,171
6.500%, 9/1/31	19,565	20,294
6.500%, 10/1/31	40,279	41,699
6.500%, 11/1/31	2,625	2,723
6.500%, 1/1/32	115,534	119,842
6.500%, 2/1/32	935,301	969,646
6.500%, 3/1/32	602,206	623,443
6.500%, 4/1/32	2,350,305	2,436,475
6.500%, 5/1/32	213,954	221,794
6.500%, 6/1/32	1,050,188	1,088,669
6.500%, 7/1/32	2,054,002	2,129,801
6.500%, 8/1/32	3,115,888	3,229,875
6.500%, 9/1/32	2,795,253	1,737,724
6.500%, 10/1/32	1,075,347	1,114,750
6.500%, 11/1/32	7,650	7,930
6.500%, 12/1/32	1,000,994	1,037,667
6.500%, 1/1/33	346,014	359,712
6.500%, 3/1/33	77,469	80,251
6.500%, 5/1/33	24,366	25,225
6.500%, 6/1/33	28,899	29,927
6.500%, 7/1/33	83,613	86,585
6.500%, 9/1/33	175,172	181,400
6.500%, 10/1/33	775,890	803,473
6.500%, 11/1/33	742,837	769,245
6.500%, 12/1/33	1,160,745	1,202,009
6.500%, 1/1/34	10,245,491	10,627,503
6.500%, 3/1/34	706,103	731,324
6.500%, 4/1/34	57,275	59,311
6.500%, 5/1/34	802,551	832,475
6.500%, 7/1/34	1,708,096	1,768,676
6.500%, 8/1/34	405,732	420,036
6.500%, 9/1/34	157,144	162,684
6.500%, 10/1/34	43,510,003	45,103,405
6.500%, 11/1/34	427,697	442,776
6.500%, 12/1/34	35,927	37,193
4.500%, 7/25/20 TBA	130,335,000	129,723,990
5.500%, 8/25/20 TBA	72,570,000	74,384,250
5.500%, 8/25/35 TBA	89,630,000	90,694,356
5.000%, 7/25/35 TBA	90,955,000	90,955,000
6.000%, 7/25/35 TBA	154,000,000	157,850,000
6.500%, 7/25/35 TBA	31,860,000	32,965,160
Government National Mortgage Association
8.500%, 10/15/17	5,287	5,763
8.500%, 11/15/17	18,972	20,678
8.000%, 7/15/26	1,512	1,632
6.000%, 7/15/35 TBA	25,285,000	26,075,156

		760,354,594

U.S. Treasuries (24.9%)
U.S. Treasury Bonds
5.375%, 2/15/31^	66,921,000	78,966,780
U.S. Treasury Notes
3.875%, 3/31/07^	245,080,000	245,453,257
4.000%, 3/15/10^	20,920,000	21,147,986
3.875%, 5/15/10^	102,115,000	102,697,362
4.250%, 11/15/14^	26,070,000	26,682,045
4.000%, 2/15/15^	29,890,000	29,996,259
Inflation Indexed
3.625%, 1/15/08	32,670,811	34,571,076

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 7/15/14^	$6,619,767	$6,821,207

		546,335,972

Total Government Securities		1,373,654,089

Health Care (0.5%)
Health Care Providers & Services (0.5%)
Humana, Inc.
6.300%, 8/1/18	2,575,000	2,815,479
WellPoint, Inc.
3.750%, 12/14/07	1,250,000	1,233,906
4.250%, 12/15/09	6,970,000	6,939,179

Total Health Care		10,988,564

Industrials (0.9%)
Commercial Services & Supplies (0.3%)
Donnelley (R.R) & Sons Co.
5.500%, 5/15/15 §	1,590,000	1,614,095
Republic Services, Inc.
6.086%, 3/15/35 §	1,670,000	1,773,509
Waste Management, Inc.
6.875%, 5/15/09	3,550,000	3,843,368

		7,230,972

Industrial Conglomerates (0.6%)
Hutchison Whampoa International Ltd.
7.450%, 11/24/33^§	4,295,000	5,053,437
Tyco International Group S.A
6.375%, 10/15/11	6,955,000	7,638,711

		12,692,148

Total Industrials		19,923,120

Information Technology (0.5%)
Communications Equipment (0.1%)
Motorola, Inc.
7.625%, 11/15/10	2,528,000	2,892,601

Computers & Peripherals (0.1%)
International Business Machines Corp.
4.375%, 6/1/09	1,215,000	1,228,186

IT Services (0.3%)
Pershing Road Development Co. LLC
3.730%, 9/1/26 §(l)	6,590,000	6,590,000

Total Information Technology		10,710,787

Materials (0.7%)
Containers & Packaging (0.0%)
Packaging Corp. of America
5.750%, 8/1/13	50,000	49,998

Metals & Mining (0.1%)
Ispat Inland ULC
9.750%, 4/1/14	1,695,000	1,974,675

Paper & Forest Products (0.6%)
International Paper Co.
5.300%, 4/1/15^	3,675,000	3,685,771
Weyerhaeuser Co.
5.950%, 11/1/08^	2,805,000	2,936,745
7.375%, 3/15/32	5,170,000	6,096,335

		12,718,851

Total Materials		14,743,524

Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.4%)
British Telecommunications plc
8.375%, 12/15/10	7,320,000	8,666,778
Deutsche Telekom International Finance BV
8.500%, 6/15/10	2,750,000	3,187,071
SBC Communications, Inc.
5.875%, 2/1/12	6,610,000	7,065,925
5.100%, 9/15/14	2,650,000	2,709,524
Sprint Capital Corp.
8.375%, 3/15/12	$8,920,000	$10,729,163
Telecom Italia Capital S.A.
4.000%, 1/15/10^§	8,010,000	7,783,101
6.375%, 11/15/33	4,935,000	5,291,815
TELUS Corp.
7.500%, 6/1/07	4,040,000	4,273,920
Verizon Global Funding Corp.
7.375%, 9/1/12^	2,875,000	3,359,415
7.750%, 12/1/30^	565,000	729,556

		53,796,268

Wireless Telecommunication Services (0.6%)
AT&T Wireless Services, Inc.
8.750%, 3/1/31	6,160,000	8,634,090
Cingular Wireless LLC
5.625%, 12/15/06	4,550,000	4,625,653

		13,259,743

Total Telecommunication Services		67,056,011

Utilities (2.2%)
Electric Utilities (1.8%)
Carolina Power & Light Co.
6.500%, 7/15/12	4,120,000	4,547,887
Consumers Energy Co.
4.250%, 4/15/08	1,955,000	1,952,461
Firstenergy Corp.
6.450%, 11/15/11	2,265,000	2,474,798
7.375%, 11/15/31	7,000,000	8,556,646
Midamerican Energy Holdings Co.
5.875%, 10/1/12	1,765,000	1,874,813
Pacific Gas & Electric Co.
6.050%, 3/1/34	4,550,000	5,014,505
Progress Energy, Inc.
7.100%, 3/1/11	3,345,000	3,726,216
Public Service Co. of Colorado, Inc.
7.875%, 10/1/12	1,925,000	2,327,034
Southern California Edison Co.
5.000%, 1/15/16	680,000	695,982
SPI Electricity & Gas Australia Holdings Property Ltd.
6.150%, 11/15/13 §	3,950,000	4,315,027
Union Electric Co.
5.100%, 10/1/19	1,290,000	1,316,920
Xcel Energy, Inc.
7.000%, 12/1/10	2,390,000	2,658,849

		39,461,138

Gas Utilities (0.1%)
NiSource Finance Corp.
7.875%, 11/15/10	2,205,000	2,533,699

Multi-Utilities & Unregulated Power (0.3%)
Duke Capital LLC
8.000%, 10/1/19	4,425,000	5,476,570

Total Utilities		47,471,407

Total Long-Term Debt Securities (98.4%) (Cost $2,134,281,285)		2,158,705,225

SHORT-TERM INVESTMENTS:
Government Securities (29.6%)
Federal Farm Credit Bank
2.96%, 7/8/05 (o)(p)	5,630,000	5,626,297
Federal Home Loan Bank
2.80%, 7/1/05 (o)(p)	316,700,000	316,675,383
3.02%, 8/11/05 (o)(p)	112,500,000	112,105,197
Federal Home Loan Mortgage Corp.
2.60%, 7/1/05 (o)(p)	93,000,000	92,993,283

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Bills
2.44%, 7/7/05^(o)(p)	$122,590,000	$122,531,755

Total Government Securities		649,931,915

Short-Term Investments of Cash Collateral for Securities Loaned (8.9%)
Banc of America Securities LLC
3.45%, 7/1/05	31,486,653	31,486,653
CC USA, Inc.
3.33%, 5/5/06 (l)	9,999,000	9,999,000
CDC Financial, Inc.
3.54%, 8/1/05 (l)	5,000,000	5,000,000
Deutsche Bank Financial
3.57%, 1/12/07 (l)	11,000,000	11,000,000
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	25,000,000	25,000,000
Dresdner Bank AG
3.49%, 7/1/05	35,000,000	35,000,000
General Electric Capital Corp.
3.53%, 3/29/06 (l)	10,003,720	10,003,720
3.54%, 5/12/06 (l)	5,010,500	5,010,500
John Hancock Global Funding II
3.35%, 12/1/05 (l)	3,454,728	3,454,728
Merrill Lynch & Co.
3.48%, 3/19/07 (l)	10,012,178	10,012,178
Merrill Lynch Mortgage Capital
3.54%, 7/12/05 (l)	7,000,000	7,000,000
Natexis Banques Populaires N.Y.
3.25%, 2/16/07 (l)	21,991,406	21,991,406
Swedbank, N.Y.
3.27%, 6/20/06 (l)	9,994,018	9,994,018
U.S. Bank N.A.
3.12%, 10/2/06 (l)	10,992,425	10,992,425

Total Short-Term Investments of Cash Collateral for Securities Loaned		195,944,628

Time Deposit (0.0%)
JPMorgan Chase Nassau
2.70%, 7/1/05	$196,106	$196,106

Total Short-Term Investments (38.5%) (Cost/Amortized Cost $846,113,236)		846,072,649

Total Investments (136.9%) (Cost/Amortized Cost $2,980,394,521)		3,004,777,874
Other Assets Less Liabilities (-36.9%)		(810,390,353)

Net Assets (100%)		$2,194,387,521

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $71,728,524 or 3.27% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2005.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

PO — Principal only

REIT — Real Estate Investment Trust

TBA — Security is subject to delayed delivery

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

At June 30, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Foreign Currency Sell Contracts
Canadian Dollar, expiring 8/19/05	53,773	$43,680,357	$43,950,265	$(269,908)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,055,664,607
U.S. Government securities	918,958,873

$5,974,623,480

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$5,075,391,211
U.S. Government securities	627,147,303

$5,702,538,514

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,800,766
Aggregate gross unrealized depreciation	(5,147,729)

Net unrealized appreciation	$23,653,037

Federal income tax cost of investments	$2,981,124,837

At June 30, 2005, the Portfolio had loaned securities with a total value of $734,487,227. This was secured by collateral of $195,944,628 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $552,587,134 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.0%)
Auto Components (1.1%)
BorgWarner, Inc.	215,700	$11,576,619

Hotels, Restaurants & Leisure (2.1%)
Orient Express Hotels Ltd.	74,820	2,369,549
Station Casinos, Inc.	304,400	20,212,160

		22,581,709

Household Durables (1.1%)
Tempur-Pedic International, Inc.*	516,700	11,460,406

Leisure Equipment & Products (1.9%)
MarineMax, Inc.*	399,700	12,490,625
Nautilus, Inc.	293,700	8,370,450

		20,861,075

Media (3.7%)
Getty Images, Inc.*	221,900	16,478,294
Radio One, Inc., Class D*	498,700	6,368,399
XM Satellite Radio Holdings, Inc., Class A*	493,600	16,614,576

		39,461,269

Specialty Retail (2.1%)
Dick’s Sporting Goods, Inc.*	515,090	19,877,323
Too, Inc.*	109,100	2,549,667

		22,426,990

Total Consumer Discretionary		128,368,068

Energy (10.0%)
Energy Equipment & Services (5.6%)
Cooper Cameron Corp.*	182,530	11,325,987
Global Industries Ltd.*	985,000	8,372,500
Grant Prideco, Inc.*	681,400	18,023,030
National Oilwell Varco, Inc.*	252,400	11,999,096
Patterson-UTI Energy, Inc.	371,900	10,349,977

		60,070,590

Oil & Gas (4.4%)
Bill Barrett Corp.*	346,090	10,237,342
Newfield Exploration Co.*	422,400	16,849,536
Noble Energy, Inc.	125,100	9,463,815
Spinnaker Exploration Co.*	287,400	10,199,826

		46,750,519

Total Energy		106,821,109

Financials (8.8%)
Capital Markets (2.7%)
Affiliated Managers Group, Inc.*	173,400	11,848,422
BlackRock, Inc., Class A	212,700	17,111,715

		28,960,137

Commercial Banks (0.9%)
Cathay General Bancorp	219,600	7,402,716
Western Alliance Bancorp*	79,900	2,029,460

		9,432,176

Diversified Financial Services (3.8%)
CapitalSource, Inc.*	584,700	11,477,661
Lazard Ltd.*	538,300	12,515,475
optionsXpress Holdings, Inc.	478,400	7,271,680
Primus Guaranty Ltd.*	627,490	9,086,055

		40,350,871

Real Estate (1.4%)
CB Richard Ellis Services, Inc., Class A*	342,800	15,035,208

Total Financials		93,778,392

Health Care (18.5%)
Biotechnology (6.0%)
Affymetrix, Inc.*	232,800	12,554,904
Charles River Laboratories International, Inc.*	302,700	$14,605,275
OraSure Technologies, Inc.*	1,045,221	10,441,758
Pharmion Corp.*	234,700	5,447,387
Protein Design Labs, Inc.*	765,860	15,478,031
Telik, Inc.*	366,400	5,957,664

		64,485,019

Commercial Services & Supplies (0.2%)
Chemed Corp.	60,700	2,481,416

Health Care Equipment & Supplies (5.0%)
ArthroCare Corp.*	457,200	15,974,568
Dade Behring Holdings, Inc.	103,000	6,696,030
Immucor, Inc.*	304,900	8,826,855
Respironics, Inc.*	424,000	15,310,640
Ventana Medical Systems, Inc.*	158,730	6,385,708

		53,193,801

Health Care Providers & Services (5.6%)
LabOne, Inc.*	406,032	16,164,134
Psychiatric Solutions, Inc.*	234,100	11,403,011
SFBC International, Inc.*	402,920	15,564,799
United Surgical Partners International, Inc.*	214,710	11,182,097
WellCare Health Plans, Inc.*	150,200	5,333,602

		59,647,643

Pharmaceuticals (1.7%)
Angiotech Pharmaceuticals, Inc.*	471,170	6,530,416
MGI Pharma, Inc.*	519,600	11,306,496

		17,836,912

Total Health Care		197,644,791

Industrials (17.1%)
Aerospace & Defense (1.5%)
Hexcel Corp.*	912,700	15,442,884

Air Freight & Logistics (1.1%)
Expeditors International of Washington, Inc.	225,905	11,252,328

Commercial Services & Supplies (7.7%)
Corporate Executive Board Co.	244,900	19,183,017
Education Management Corp.*	245,000	8,263,850
Laureate Education, Inc.*	111,300	5,326,818
Resources Connection, Inc.*	1,005,800	23,364,734
Stericycle, Inc.*	315,830	15,892,565
Strayer Education, Inc.	119,000	10,264,940

		82,295,924

Construction & Engineering (0.8%)
Dycom Industries, Inc.*	454,660	9,006,815

Machinery (2.5%)
Idex Corp.	391,900	15,131,259
Joy Global, Inc.	350,500	11,773,295

		26,904,554

Road & Rail (1.1%)
Werner Enterprises, Inc.	591,375	11,614,605

Trading Companies & Distributors (2.4%)
Hughes Supply, Inc.	400,300	11,248,430
MSC Industrial Direct Co.	425,900	14,374,125

		25,622,555

Total Industrials		182,139,665

Information Technology (26.6%)
Commercial Services & Supplies (1.4%)
American Reprographics Co.*	922,900	14,849,461

EQ ADVISORS TRUST

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Communications Equipment (0.7%)
Adtran, Inc.	304,300	$7,543,597

Electronic Equipment & Instruments (2.6%)
Amphenol Corp., Class A	292,120	11,734,460
CDW Corp.	44,000	2,511,960
Lipman Electronic
Engineering Ltd.*	153,170	4,713,041
Scansource, Inc.*	206,440	8,864,534

		27,823,995

Internet Software & Services (1.0%)
aQuantive, Inc.*	615,300	10,903,116

IT Services (7.7%)
Alliance Data Systems Corp.*	263,600	10,691,616
CACI International, Inc., Class A*	166,700	10,528,772
Cognizant Technology Solutions Corp., Class A*	243,600	11,480,868
Global Payments, Inc.	323,700	21,946,860
Iron Mountain, Inc.*	580,205	17,997,959
Sapient Corp.*	1,176,920	9,332,976

		81,979,051

Semiconductors & Semiconductor Equipment (7.0%)
Exar Corp.*	367,860	5,477,435
Formfactor, Inc.*	387,000	10,224,540
International Rectifier Corp.*	334,518	15,963,199
Intersil Corp., Class A	908,900	17,060,053
Lam Research Corp.*	265,300	7,677,782
MEMC Electronic
Materials, Inc.*	761,000	12,000,970
Semtech Corp.*	411,100	6,844,815

		75,248,794

Software (6.2%)
Activision, Inc.*	988,533	16,330,565
Macromedia, Inc.*	424,330	16,217,893
Quest Software, Inc.*	1,274,500	17,371,435
VeriFone Holdings, Inc.*	173,000	2,811,250
Wind River Systems, Inc.*	845,300	13,254,304

		65,985,447

Total Information Technology		284,333,461

Materials (3.0%)
Chemicals (1.8%)
Crompton Corp.*	564,800	$7,991,920
Georgia Gulf Corp.	365,400	11,345,670

		19,337,590

Metals & Mining (1.2%)
Allegheny Technologies, Inc.	567,420	12,517,285

Total Materials		31,854,875

Telecommunication Services (2.6%)
Diversified Telecommunication Services (0.2%)
NeuStar, Inc. Class A*	90,700	2,321,920

Wireless Telecommunication Services (2.4%)
InPhonic, Inc.*	344,900	5,304,562
Nextel Partners, Inc., Class A*	821,540	20,678,162

		25,982,724

Total Telecommunication Services		28,304,644

Total Common Stocks (98.6%) (Cost $901,454,625)		1,053,245,005

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (2.6%)
JPMorgan Chase Nassau 2.70%, 7/1/05
(Amortized Cost $27,814,805)	$27,814,805	27,814,805

Total Investments (101.2%) (Cost/Amortized Cost $929,269,430)		1,081,059,810
Other Assets Less Liabilities (-1.2%)		(13,154,727)

Net Assets (100%)		$1,067,905,083

*	Non-income producing.

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$570,041,999
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$609,134,633

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$182,690,540
Aggregate gross unrealized depreciation	(33,634,254)

Net unrealized appreciation	$149,056,286

Federal income tax cost of investments	$924,407,922

EQ ADVISORS TRUST

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

For the six months ended June 30, 2005, the Portfolio incurred approximately $2,090 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $173,998,469 of which $587,053 expires in the year 2008, $2,795,597 expires in the year 2009, and $170,615,819 expires in the year 2010.

Included in the capital loss carryforward amounts at December 31, 2004 are $3,382,650 of losses acquired from EQ/AXP Strategy Aggressive Portfolio as a result of a tax-free reorganization during the year ended 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BEAR STEARNS SMALL COMPANY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.7%)
Distributors (2.0%)
WESCO International, Inc.*	73,500
		$2,306,430

Household Durables (2.0%)
Brookfield Homes Corp.	50,600	2,307,360

Specialty Retail (9.9%)
Building Material Holding Corp.	32,000	2,217,280
Burlington Coat Factory
Warehouse Corp	61,100	2,605,304
Children’s Place Retail Stores, Inc.*	44,600	2,081,482
Jos. A. Bank Clothiers, Inc.*	53,100	2,299,230
Men’s Wearhouse, Inc.*	66,000	2,272,380

		11,475,676

Textiles, Apparel & Luxury Goods (3.8%)
Phillips-Van Heusen Corp.	69,400	2,268,686
Wilsons The Leather Experts*	325,200	2,159,328

		4,428,014

Total Consumer Discretionary		20,517,480

Consumer Staples (10.2%)
Food & Staples Retailing (8.0%)
Great Atlantic & Pacific Tea Co., Inc.*	81,300	2,362,578
Longs Drug Stores Corp	52,000	2,238,600
Pantry, Inc.*	56,600	2,192,118
Spartan Stores, Inc.*	164,500	2,413,215

		9,206,511

Food Products (2.2%)
Seaboard Corp.	1,550	2,579,200

Total Consumer Staples		11,785,711

Energy (17.9%)
Energy Equipment & Services (9.9%)
Lone Star Technologies, Inc.*	48,600	2,211,300
Lufkin Industries, Inc.	65,100	2,342,298
NS Group, Inc.*	68,200	2,217,182
Oil States International, Inc.*	88,800	2,235,096
Stolt Offshore S.A.*(ADR)	265,500	2,408,085

		11,413,961

Oil & Gas (8.0%)
Frontier Oil Corp	80,900	2,374,415
Giant Industries, Inc.*	66,200	2,383,200
Holly Corp .	50,600	2,361,502
Petroleum Geo-Services ASA (ADR)*.	89,600	2,120,832

		9,239,949

Total Energy		20,653,910

Financials (5.8%)
Commercial Banks (1.8%)
Grupo Financerio Galicia S.A. (ADR)* .	266,600	2,151,462

Real Estate (4.0%)
Boykin Lodging Co., Inc. (REIT)*	178,200	2,387,880
Trammell Crow Co.*	91,100	2,208,264

		4,596,144

Total Financials		6,747,606

Health Care (7.9%)
Health Care Providers & Services (7.9%)
American Retirement Corp.*	152,400	2,228,088
Centene Corp.*	69,300	2,327,094
Genesis HealthCare Corp.*	49,700	2,300,116
Horizon Health Corp.*	96,700	$2,261,813

Total Health Care		9,117,111

Industrials (31.5%)
Aerospace & Defense (7.9%)
Aviall, Inc.*	71,300	2,252,367
BE Aerospace, Inc.*	148,200	2,316,366
DRS Technologies, Inc.	46,200	2,369,136
Teledyne Technologies, Inc.*	67,500	2,199,150

		9,137,019

Airlines (2.3%)
World Air Holdings, Inc.*	228,100	2,673,332

Commercial Services & Supplies (3.9%)
Clean Harbors, Inc.*	99,200	2,150,656
Healthcare Services Group, Inc.	115,900	2,327,272

		4,477,928

Construction & Engineering (3.8%)
McDermott International, Inc.*	107,700	2,261,700
Quanta Services, Inc.*	242,200	2,131,360

		4,393,060

Electrical Equipment (4.2%)
General Cable Corp.*	159,500	2,365,385
LaBarge, Inc.*	136,600	2,479,290

		4,844,675

Industrial Conglomerates (1.7%)
Walter Industries, Inc.	48,100	1,933,620

Machinery (3.8%)
Gehl Co.*	56,100	2,184,534
JLG Industries, Inc.	83,400	2,291,832

		4,476,366

Road & Rail (2.0%)
AMERCO, Inc.*	43,000	2,302,650

Trading Companies & Distributors (1.9%)
Applied Industrial Technologies, Inc.	69,000	2,228,010

Total Industrials		36,466,660

Information Technology (2.1%)
Computers & Peripherals (2.1%)
Internet Initiative Japan, Inc. (ADR)*	322,400	2,443,792

Total Information Technology		2,443,792

Materials (1.8%)
Oil & Gas (1.8%)
Ultrapar Participacoes S.A. (ADR)	119,100	2,090,205

Total Materials		2,090,205

Utilities (3.9%)
Multi-Utilities & Unregulated Power (3.9%)
CIA Paranaense De Energia (ADR)	402,000	2,255,220
Sierra Pacific Resources*	176,400	2,196,180

Total Utilities		4,451,400

Total Common Stocks (98.8%) (Cost $108,721,823)		114,273,875

EQ ADVISORS TRUST

EQ/BEAR STEARNS SMALL COMPANY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.0%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $3,437,334)	$3,437,334	$3,437,334

Total Investments (101.8%) (Cost/Amortized Cost $112,159,157)		117,711,209
Other Assets Less Liabilities (-1.8%)		(2,064,647)

Net Assets (100%)		$115,646,562

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$174,586,193
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$149,151,491

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,150,131
Aggregate gross unrealized depreciation	(1,799,117)

Net unrealized appreciation	$5,351,014

Federal income tax cost of investments	$112,360,195

The Portfolio has a net capital loss carryforward of $200,911 which expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.2%)
Auto Components (1.7%)
American Axle & Manufacturing Holdings, Inc.^	170,300	$4,303,481
Autoliv, Inc.	149,400	6,543,720
BorgWarner, Inc.^	137,800	7,395,726
Cooper Tire & Rubber Co.^	211,000	3,918,270
Dana Corp.	345,622	5,187,786
Lear Corp.^	102,300	3,721,674
Magna International, Inc., Class A	131,800	9,270,812

		40,341,469

Hotels, Restaurants & Leisure (0.8%)
McDonald’s Corp.	723,000	20,063,250

Household Durables (0.6%)
Newell Rubbermaid, Inc.^	544,700	12,985,648

Leisure Equipment & Products (0.6%)
Eastman Kodak Co.^	325,800	8,747,730
Mattel, Inc.	333,800	6,108,540

		14,856,270

Media (3.1%)
Comcast Corp., Class A*	852,300	26,165,610
Interpublic Group of Cos., Inc.*^	962,600	11,724,468
Time Warner, Inc.*	1,845,500	30,838,305
Viacom, Inc., Class B	61,900	1,982,038
Walt Disney Co.	89,800	2,261,164

		72,971,585

Multiline Retail (1.3%)
Federated Department Stores, Inc.	185,400	13,586,112
Nordstrom, Inc.	105,100	7,143,647
Target Corp.	190,700	10,375,987

		31,105,746

Specialty Retail (1.3%)
Gap, Inc.	57,200	5,079,700
Limited Brands	575,200	12,320,784
Office Depot, Inc.*	539,300	12,317,612

		29,718,096

Textiles, Apparel & Luxury Goods (0.8%)
Jones Apparel Group, Inc.	341,100	10,587,744
V.F. Corp	139,100	7,959,302
		18,547,046

Total Consumer Discretionary		240,589,110

Consumer Staples (6.4%)
Beverages (0.6%)
Molson Coors Brewing Co.	37,200	2,306,400
PepsiCo, Inc.	207,900	11,212,047

		13,518,447

Food & Staples Retailing (1.6%)
Kroger Co.*	834,800	15,886,244
Safeway, Inc.	645,900	14,590,881
SUPERVALU, Inc.	275,300	8,977,533

		39,454,658

Food Products (1.8%)
Archer-Daniels-Midland Co.	264,495	5,654,903
Bunge Ltd.^	67,700	4,292,180
Kellogg Co.	236,200	10,496,728
Kraft Foods, Inc., Class A	95,600	3,041,036
Sara Lee Corp.	534,600	10,590,426
Unilever N.V. (N.Y. Shares)	140,700	9,121,581

		43,196,854

Tobacco (2.4%)
Altria Group, Inc.	665,000	42,998,900
UST, Inc.	285,800	$13,049,628

		56,048,528

Total Consumer Staples		152,218,487

Energy (14.3%)
Energy Equipment & Services (2.5%)
Diamond Offshore Drilling, Inc.^	252,900	13,512,447
ENSCO International, Inc.^	331,600	11,854,700
GlobalSantaFe Corp.	292,300	11,925,840
Noble Corp.	197,100	12,123,621
Rowan Cos., Inc.	299,100	8,886,261

		58,302,869

Oil & Gas (11.8%)
BP plc (ADR)	154,900	9,662,662
Chevron Corp.	794,000	44,400,480
ConocoPhillips.	685,394	39,403,301
Exxon Mobil Corp.	2,300,082	132,185,712
Marathon Oil Corp.	382,300	20,403,351
Occidental Petroleum Corp.	287,800	22,140,454
Total S.A. (ADR)	94,600	11,054,010

		279,249,970

Total Energy		337,552,839

Financials (33.7%)
Capital Markets (4.3%)
Goldman Sachs Group, Inc.	193,000	19,689,860
Lehman Brothers Holdings, Inc.	225,700	22,407,496
Mellon Financial Corp.	451,000	12,939,190
Merrill Lynch & Co., Inc.	491,200	27,020,912
Morgan Stanley	380,800	19,980,576
Waddell & Reed Financial, Inc.	50,000	925,000

		102,963,034

Commercial Banks (9.9%)
Bank of America Corp.	1,534,210	69,975,318
BB&T Corp.	184,500	7,374,465
Comerica, Inc.	218,700	12,640,860
Huntington Bancshares, Inc./Ohio	534,500	12,902,830
KeyCorp.	369,100	12,235,665
National City Corp.	493,475	16,837,367
PNC Financial Services Group, Inc.	88,900	4,841,494
SunTrust Banks, Inc.	234,700	16,954,728
U.S. Bancorp	793,800	23,178,960
Wachovia Corp.	854,241	42,370,354
Wells Fargo & Co.	231,600	14,261,928

		233,573,969

Diversified Financial Services (6.2%)
Citigroup, Inc.	2,294,166	106,059,294
JPMorgan Chase & Co.	1,148,500	40,565,020

		146,624,314

Insurance (8.2%)
ACE Ltd.	119,300	5,350,605
Allstate Corp.	365,000	21,808,750
American International Group, Inc.	403,600	23,449,160
Chubb Corp.	156,400	13,389,404
Genworth Financial, Inc., Class A	427,800	12,932,394
Hartford Financial Services Group, Inc.	251,800	18,829,604
MBIA, Inc.^	162,500	9,637,875
MetLife, Inc.	415,300	18,663,582
Prudential Financial, Inc.	327,500	21,503,650
RenaissanceRe Holdings Ltd.	218,200	10,744,168
St. Paul Travelers Cos., Inc.	554,829	21,932,390
Torchmark Corp.^	80,200	4,186,440
XL Capital Ltd., Class A	159,600	11,877,432

		194,305,454

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (5.1%)
Astoria Financial Corp.	268,350	$7,639,925
Countrywide Financial Corp.	485,400	18,741,294
Fannie Mae	565,850	33,045,640
Freddie Mac	453,100	29,555,713
MGIC Investment Corp.^	101,000	6,587,220
Washington Mutual, Inc.^	612,600	24,926,694

		120,496,486

Total Financials		797,963,257

Health Care (5.9%)
Health Care Providers & Services (1.1%)
AmerisourceBergen Corp.	111,900	7,737,885
Medco Health Solutions, Inc.*	336,500	17,955,640

		25,693,525

Pharmaceuticals (4.8%)
Bristol-Myers Squibb Co.	298,000	7,444,040
Eli Lilly & Co.	223,000	12,423,330
Merck & Co., Inc.	835,100	25,721,080
Pfizer, Inc.	2,495,000	68,812,100

		114,400,550

Total Health Care		140,094,075

Industrials (8.6%)
Aerospace & Defense (1.4%)
Boeing Co.	209,300	13,813,800
General Dynamics Corp.	56,600	6,199,964
Goodrich Corp.	281,300	11,522,048
Honeywell International, Inc.	56,800	2,080,584

		33,616,396

Building Products (0.4%)
Masco Corp.	259,500	8,241,720

Electrical Equipment (0.5%)
Cooper Industries Ltd., Class A	95,100	6,076,890
Hubbell, Inc., Class B^	141,800	6,253,380

		12,330,270

Industrial Conglomerates (3.3%)
General Electric Co.	1,845,000	63,929,250
Textron, Inc.	181,000	13,728,850

		77,658,100

Machinery (1.2%)
Crane Co.^	176,600	4,644,580
Eaton Corp.	177,000	10,602,300
Ingersoll-Rand Co., Class A	51,500	3,674,525
SPX Corp.	224,700	10,331,706

		29,253,111

Road & Rail (1.8%)
Burlington Northern Santa Fe Corp.	266,500	12,546,820
CSX Corp.	320,700	13,681,062
Norfolk Southern Corp.	528,100	16,349,976

		42,577,858

Total Industrials		203,677,455

Information Technology (6.5%)
Communications Equipment (1.6%)
ADC Telecommunications, Inc.*^	333,871	7,268,372
Corning, Inc.*	954,400	15,862,128
Nortel Networks Corp.*	2,112,400	5,513,364
Tellabs, Inc.*	1,073,285	9,337,579

		37,981,443

Computers & Peripherals (1.9%)
Hewlett-Packard Co.	1,638,001	38,509,404
International Business Machines Corp.	76,000	5,639,200
Quantum Corp.*^	73,900	$219,483

		44,368,087

Electronic Equipment & Instruments (1.6%)
Celestica, Inc.*	225,100	3,016,340
Flextronics International Ltd.*^	948,500	12,529,685
Ingram Micro, Inc., Class A*^	227,800	3,567,348
Sanmina-SCI Corp.*^	1,589,400	8,694,018
Solectron Corp.*	1,804,900	6,840,571
Tech Data Corp.*^	92,400	3,382,764
Vishay Intertechnology, Inc.*^	59,900	711,013

		38,741,739

IT Services (0.6%)
Electronic Data Systems Corp.	715,700	13,777,225

Semiconductors & Semiconductor Equipment (0.2%)
Agere Systems, Inc.*	461,800	5,541,600

Software (0.6%)
Microsoft Corp.	531,500	13,202,460

Total Information Technology		153,612,554

Materials (4.5%)
Chemicals (1.5%)
DuPont (E.I.) de Nemours & Co.	325,700	14,008,357
Eastman Chemical Co.	124,200	6,849,630
Hercules, Inc.*^	143,800	2,034,770
PPG Industries, Inc.	203,100	12,746,556

		35,639,313

Construction Materials (0.9%)
Martin Marietta Materials, Inc.^	123,800	8,557,056
Vulcan Materials Co.^	190,200	12,361,098

		20,918,154

Containers & Packaging (0.7%)
Owens-Illinois, Inc.*	68,400	1,713,420
Smurfit-Stone Container Corp.*^	497,800	5,062,626
Temple-Inland, Inc.	297,400	11,048,410

		17,824,456

Metals & Mining (0.5%)
United States Steel Corp.^	320,500	11,015,585

Paper & Forest Products (0.9%)
Georgia-Pacific Corp.	246,700	7,845,060
International Paper Co.	483,800	14,615,598

		22,460,658

Total Materials		107,858,166

Telecommunication Services (3.9%)
Diversified Telecommunication Services (3.9%)
BellSouth Corp.	171,800	4,564,726
SBC Communications, Inc.	452,542	10,747,873
Sprint Corp.	1,122,950	28,174,815
Verizon Communications, Inc.	1,428,736	49,362,829

Total Telecommunication Services		92,850,243

Utilities (4.0%)
Electric Utilities (3.2%)
American Electric Power Co., Inc.	432,000	15,927,840
Edison International, Inc.	27,800	1,127,290
Entergy Corp.	227,700	17,202,735
Exelon Corp.	368,400	18,909,972
FirstEnergy Corp.	367,000	17,656,370
Wisconsin Energy Corp.	45,400	1,770,600
Xcel Energy, Inc.	184,200	3,595,584

		76,190,391

Multi-Utilities & Unregulated Power (0.8%)
Constellation Energy Group, Inc.	90,900	5,244,021

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Sempra Energy	335,000	$13,838,850

		19,082,871

Total Utilities		95,273,262

Total Common Stocks (98.0%) (Cost $2,001,230,237)		2,321,689,448

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.9%)
ABN Amro Bank N.V. N.Y. Branch
3.49%, 7/1/05	$29,000,000	29,000,000
Banc of America Securities LLC
3.45%, 7/1/05	2,095,825	2,095,825
Barclays Capital
3.47%, 7/1/05	17,781,588	17,781,588
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	5,000,000	5,000,000
Dresdner Bank AG
3.49%, 7/1/05	30,000,000	30,000,000
General Electric Capital Corp.
3.53%, 3/29/06 (l)	3,002,111	3,002,111
3.54%, 5/12/06 (l)	4,008,400	4,008,400
Merrill Lynch and Co., Inc.
3.21%, 10/19/06 (l)	5,500,000	5,500,000
Morgan Stanley
3.62%, 6/30/06 (l)	4,500,000	4,500,000
Natexis Banques Populaires N.Y.
3.25%, 2/16/07 (l)	9,995,438	9,995,438
Nomura Securities
3.51%, 7/1/05	8,000,000	8,000,000
Nordeutsche Landesbank N.Y.
3.34%, 3/30/06 (l)	$9,994,873	$9,994,873
U.S. Bank N.A.
3.12%, 10/2/06 (l)	2,995,964	2,995,964
Westdeutsche Landesbank N.Y.
3.34%, 7/13/05 (l)	8,665,795	8,665,795

Total Short-Term Investments of Cash Collateral for Securities Loaned		140,539,994

Time Deposit (9.0%)
JPMorgan Chase Nassau
2.70%, 7/1/05	211,742,304	211,742,304

Total Short-Term Investments (14.9%) (Amortized Cost $352,282,298)		352,282,298

Total Investments (112.9%) (Cost/Amortized Cost $2,353,512,535)		2,673,971,746
Other Assets Less Liabilities (-12.9%)		(306,188,045)

Net Assets (100%)		$2,367,783,701

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$548,004,820
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$221,121,611

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$392,171,880
Aggregate gross unrealized depreciation	(71,965,835)

Net unrealized appreciation	$320,206,045

Federal income tax cost of investments	$2,353,765,701

At June 30, 2005, the Portfolio had loaned securities with a total value of $137,960,786. This was secured by collateral of $140,539,994 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2005, the Portfolio incurred approximately $56,949 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.6%)
Automobiles (1.1%)
DaimlerChrysler AG	79,300	$3,212,443

Hotels, Restaurants & Leisure (2.9%)
Harrah’s Entertainment, Inc.	74,800	5,390,836
Starwood Hotels & Resorts Worldwide, Inc.	56,300	3,297,491

		8,688,327

Household Durables (1.4%)
Stanley Works	93,100	4,239,774

Media (0.9%)
Vivendi Universal S.A. (ADR)	87,200	2,731,976

Textiles, Apparel & Luxury Goods (1.3%)
V.F. Corp.	68,600	3,925,292

Total Consumer Discretionary		22,797,812

Consumer Staples (7.5%)
Food & Staples Retailing (0.8%)
Albertson’s, Inc.	123,900	2,562,252

Food Products (5.6%)
Archer-Daniels-Midland Co.	33,900	724,782
Cadbury Schweppes plc (ADR)	116,300	4,457,779
Fresh Del Monte Produce, Inc.	129,300	3,480,756
Kellogg Co.	100,700	4,475,108
Kraft Foods, Inc., Class A	114,800	3,651,788

		16,790,213

Household Products (1.1%)
Procter & Gamble Co.	62,400	3,291,600

Total Consumer Staples		22,644,065

Energy (12.1%)
Oil & Gas (12.1%)
BP plc (ADR)	51,900	3,237,522
Chevron Corp.	84,100	4,702,872
ConocoPhillips	86,800	4,990,132
El Paso Corp.	173,800	2,002,176
Exxon Mobil Corp.	94,900	5,453,903
Kerr-McGee Corp.	33,046	2,521,740
Kinder Morgan, Inc.	35,100	2,920,320
Marathon Oil Corp.	28,200	1,505,034
Occidental Petroleum Corp.	68,400	5,262,012
Sunoco, Inc.	5,500	625,240
Unocal Corp.	47,100	3,063,855

Total Energy.		36,284,806

Financials (21.7%)
Capital Markets (2.6%)
Credit Suisse Group (ADR)	79,000	3,092,060
Morgan Stanley	90,100	4,727,547

		7,819,607

Commercial Banks (2.5%)
ABN AMRO Holding
N.V. (ADR)	106,054	2,601,505
Bank of America Corp.	107,400	4,898,514

		7,500,019

Diversified Financial Services (4.1%)
Citigroup, Inc.	79,600	3,679,908
GATX Corp.	121,200	4,181,400
ING Groep N.V. (ADR)	159,560	4,475,658

		12,336,966

Insurance (7.6%)
Allstate Corp.	94,200	5,628,450
Chubb Corp.	65,600	5,616,016
Mercury General Corp.	31,800	$1,733,736
Nationwide Financial Services, Inc.	110,000	4,173,400
UnumProvident Corp.	295,100	5,406,232

		22,557,834

Real Estate (3.8%)
First Industrial Realty Trust, Inc. (REIT)	60,200	2,401,980
General Growth Properties, Inc. (REIT)	118,000	4,848,620
Trizec Properties, Inc. (REIT)	204,600	4,208,622

		11,459,222

Thrifts & Mortgage Finance (1.1%)
Washington Mutual, Inc.	81,800	3,328,442

Total Financials		65,002,090

Health Care (7.2%)
Pharmaceuticals (7.2%)
Bristol-Myers Squibb Co.	172,400	4,306,552
GlaxoSmithKline plc (ADR)	67,400	3,269,574
Johnson & Johnson	84,300	5,479,500
Merck & Co., Inc.	125,900	3,877,720
Pfizer, Inc.	109,100	3,008,978
Wyeth	33,900	1,508,550

Total Health Care		21,450,874

Industrials (16.0%)
Aerospace & Defense (5.2%)
Goodrich Corp.	131,600	5,390,336
Northrop Grumman Corp.	90,700	5,011,175
Raytheon Co.	129,600	5,069,952

		15,471,463

Commercial Services & Supplies (1.9%)
R.R. Donnelley & Sons Co. (New York Exchange)	161,600	5,576,816

Electrical Equipment (0.2%)
Rockwell Automation, Inc.	14,600	711,166

Industrial Conglomerates (3.6%)
General Electric Co.	159,900	5,540,535
Textron, Inc.	67,900	5,150,215

		10,690,750

Machinery (2.9%)
Caterpillar, Inc.	32,700	3,116,637
Timken Co.	63,300	1,462,230
Volvo AB (ADR)	98,800	4,007,032

		8,585,899

Road & Rail (1.4%)
TNT N.V. (ADR)	72,900	1,848,015
Union Pacific Corp.	38,500	2,494,800

		4,342,815

Trading Companies & Distributors (0.8%)
Wolseley plc (ADR)	60,500	2,565,200

Total Industrials		47,944,109

Information Technology (1.5%)
Communications Equipment (1.0%)
Nokia OYJ (ADR)	184,700	3,073,408

Semiconductors & Semiconductor Equipment (0.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	161,700	1,474,704

Total Information Technology		4,548,112

Materials (4.9%)
Chemicals (4.3%)
Air Products & Chemicals, Inc.	13,900	838,170

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Dow Chemical Co.	97,000	$4,319,410
Olin Corp.	144,200	2,630,208
PPG Industries, Inc.	39,500	2,479,020
Rohm & Haas Co.	55,800	2,585,772

		12,852,580

Metals & Mining (0.6%)
Worthington Industries, Inc.	108,200	1,709,560

Total Materials		14,562,140

Telecommunication Services (6.6%)
Diversified Telecommunication Services (6.6%)
ALLTEL Corp.	92,800	5,779,584
Cable & Wireless plc (ADR)	202,300	1,612,331
Sprint Corp.	179,900	4,513,691
Telecom Corp. of New Zealand Ltd. (ADR)	96,700	3,248,153
Telefonos de Mexico S.A. de C.V., Class L (ADR)	128,200	2,421,698
Verizon Communications, Inc.	62,050	2,143,827

Total Telecommunication Services		19,719,284

Utilities (7.7%)
Electric Utilities (3.0%)
TECO Energy, Inc.	308,200	5,828,062
TXU Corp.	36,486	3,031,622

		8,859,684

Multi-Utilities & Unregulated Power (4.7%)
Duke Energy Corp.	193,800	5,761,674
MDU Resources Group, Inc.	141,800	$3,994,506
Oneok, Inc.	136,400	4,453,460

		14,209,640

Total Utilities		23,069,324

Total Common Stocks (92.8%) (Cost $268,580,712)		278,022,616

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (8.2%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $24,604,561)	$24,604,561	24,604,561

Total Investments (101.0%) (Cost/Amortized Cost $293,185,273)		302,627,177
Other Assets Less Liabilities (-1.0%)		(2,930,300)

Net Assets (100%)		$299,696,877

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$211,478,714
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$134,049,735

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,251,954
Aggregate gross unrealized depreciation	(5,960,928)

Net unrealized appreciation	$9,291,026

Federal income tax cost of investments	$293,336,151

The Portfolio has a net capital loss carryforward of $3,261,298 of which $702,240 expires in the year 2010 and $2,559,058 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.5%)
Hotels, Restaurants & Leisure (1.0%)
Darden Restaurants, Inc.	16,100	$530,978

Household Durables (5.7%)
Black & Decker Corp.	9,200	826,620
DR Horton, Inc.	15,400	579,194
Harman International Industries, Inc.	6,000	488,160
KB Home	7,700	586,971
Pulte Homes, Inc.	6,800	572,900

		3,053,845

Media (1.9%)
Getty Images, Inc.*	7,200	534,672
Time Warner, Inc.*	31,400	524,694

		1,059,366

Multiline Retail (1.9%)
Nordstrom, Inc.	15,200	1,033,144

Specialty Retail (8.0%)
Advance Auto Parts, Inc.*	8,499	548,610
Best Buy Co., Inc.	13,000	891,150
Home Depot, Inc.	26,500	1,030,850
Lowe’s Cos., Inc.	14,100	820,902
Staples, Inc.	47,000	1,002,040

		4,293,552

Total Consumer Discretionary		9,970,885

Consumer Staples (7.2%)
Food & Staples Retailing (4.4%)
Walgreen Co.	33,600	1,545,264
Whole Foods Market, Inc.	6,900	816,270

		2,361,534

Household Products (2.8%)
Church & Dwight Co., Inc.	13,000	470,600
Procter & Gamble Co.	19,550	1,031,263

		1,501,863

Total Consumer Staples		3,863,397

Energy (5.9%)
Oil & Gas (5.9%)
EnCana Corp.	26,900	1,064,971
EOG Resources, Inc.	19,200	1,090,560
XTO Energy, Inc.	30,183	1,025,920

Total Energy		3,181,451

Financials (8.9%)
Capital Markets (1.8%)
Legg Mason, Inc.	9,300	968,223

Commercial Banks (1.5%)
US Bancorp	27,000	788,400

Diversified Financial Services (2.6%)
Brascan Corp. Class A	13,600	518,976
Chicago Mercantile Exchange Holdings, Inc.	3,100	916,050

		1,435,026

Insurance (2.0%)
Chubb Corp.	12,500	1,070,125

Thrifts & Mortgage Finance (1.0%)
Washington Mutual, Inc.	13,800	561,522

Total Financials		4,823,296

Health Care (16.2%)
Biotechnology (6.0%)
Affymetrix, Inc.*	16,100	868,273
Amgen, Inc.*	16,700	1,009,682
Genzyme Corp.*	10,900	654,981
Gilead Sciences, Inc.*	16,300	$717,037

		3,249,973

Health Care Providers & Services (4.4%)
Caremark Rx, Inc.*	4,000	178,080
CIGNA Corp.	10,200	1,091,706
WellPoint, Inc.*	15,400	1,072,456

		2,342,242

Pharmaceuticals (5.8%)
Bristol-Myers Squibb Co.	31,200	779,376
Johnson & Johnson	11,300	734,500
Pfizer, Inc.	31,000	854,980
Teva Pharmaceutical Industries Ltd. (ADR)	24,400	759,816

		3,128,672

Total Health Care		8,720,887

Industrials (1.9%)
Industrial Conglomerates (0.9%)
3M Co.	6,900	498,870

Machinery (1.0%)
Danaher Corp.	9,900	518,166

Total Industrials		1,017,036

Information Technology (32.9%)
Communications Equipment (6.3%)
ADC Telecommunications, Inc.*	40,600	883,862
Cisco Systems, Inc.*	61,325	1,171,921
Juniper Networks, Inc.*	33,950	854,861
Scientific-Atlanta, Inc.	15,500	515,685

		3,426,329

Computers & Peripherals (5.4%)
Apple Computer, Inc.*	27,700	1,019,637
Dell, Inc.*	28,100	1,110,231
NCR Corp.*	21,700	762,104

		2,891,972

Electronic Equipment & Instruments (1.6%)
Jabil Circuit, Inc.*	28,500	875,805

Internet Software & Services (2.9%)
Digital River, Inc.*	18,000	571,500
Yahoo!, Inc.*	28,500	987,525

		1,559,025

IT Services (3.6%)
Affiliated Computer Services, Inc., Class A*	17,600	899,360
CheckFree Corp.*	14,700	500,682
Cognizant Technology Solutions Corp., Class A*	11,200	527,856

		1,927,898

Semiconductors & Semiconductor Equipment (7.4%)
Intel Corp.	34,500	899,070
Linear Technology Corp.	20,700	759,483
Marvell Technology Group Ltd.*	26,300	1,000,452
NVIDIA Corp.*	27,600	737,472
Texas Instruments, Inc.	20,700	581,049

		3,977,526

Software (5.7%)
Adobe Systems, Inc.	33,700	964,494
Autodesk, Inc.	14,200	488,054
Mercury Interactive Corp.*	12,200	467,992
Microsoft Corp.	47,300	1,174,932

		3,095,472

Total Information Technology		17,754,027

Telecommunication Services (4.9%)
Diversified Telecommunication Services (2.7%)
BellSouth Corp.	19,500	518,115

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
SBC Communications, Inc.	40,000	$950,000

		1,468,115

Wireless Telecommunication Services (2.2%)
Nextel Partners, Inc., Class A*	46,000	1,157,820

Total Telecommunication Services		2,625,935

Total Common Stocks (96.4%) (Cost $48,611,033)		51,956,914

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (3.2%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $1,738,300)	$1,738,300	1,738,300

Total Investments (99.6%) (Cost/Amortized Cost $50,349,333)		53,695,214
Other Assets Less Liabilities (0.4%)		192,736

Net Assets (100%)		$53,887,950

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$45,874,643
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$40,502,423

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,135,288
Aggregate gross unrealized depreciation	(908,803)

Net unrealized appreciation	$3,226,485

Federal income tax cost of investments	$50,468,729

The Portfolio has a net capital loss carryforward of $2,130,312 of which $1,917,122 expires in the year 2010 and $213,190 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.4%)
Hotels, Restaurants & Leisure (1.0%)
Carnival Corp^	21,600	$1,178,280
Las Vegas Sands Corp.*^	38,100	1,362,075

		2,540,355

Household Durables (0.2%)
Leggett & Platt, Inc.	22,800	606,024

Internet & Catalog Retail (3.9%)
Amazon.com, Inc.*	90,400	2,990,432
eBay, Inc.*	79,700	2,630,897
IAC/InterActiveCorp*^	179,700	4,321,785

		9,943,114

Media (5.9%)
Cablevision Systems Corp. Class A*	96,900	3,120,180
Clear Channel Communications, Inc^	41,100	1,271,223
DIRECTV Group, Inc.*^	70,600	1,094,300
Omnicom Group, Inc.	37,600	3,002,736
Time Warner, Inc.*	254,600	4,254,366
Walt Disney Co.	90,200	2,271,236

		15,014,041

Multiline Retail (1.8%)
Dollar Tree Stores, Inc.*^	77,600	1,862,400
Target Corp.	47,900	2,606,239

		4,468,639

Specialty Retail (3.6%)
Lowe’s Cos., Inc.	92,200	5,367,884
Williams-Sonoma, Inc.*^	91,000	3,600,870

		8,968,754

Total Consumer Discretionary		41,540,927

Consumer Staples (4.2%)
Beverages (2.5%)
Anheuser-Busch Cos., Inc.	36,700	1,679,025
PepsiCo, Inc.	84,800	4,573,264

		6,252,289

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.^	44,800	2,007,936
Sysco Corp.	41,000	1,483,790

		3,491,726

Household Products (0.3%)
Kimberly-Clark Corp.	13,600	851,224

Total Consumer Staples		10,595,239

Energy (3.2%)
Energy Equipment & Services (2.3%)
Schlumberger Ltd.	47,100	3,576,774
Weatherford International Ltd.*	37,600	2,180,048

		5,756,822

Oil & Gas (0.9%)
Kinder Morgan, Inc.	27,100	2,254,720

Total Energy		8,011,542

Financials (9.5%)
Commercial Banks (1.7%)
Wells Fargo & Co.	69,000	4,249,020

Consumer Finance (1.5%)
AmeriCredit Corp.*^	41,700	1,063,350
SLM Corp.	56,800	2,885,440

		3,948,790

Diversified Financial Services (0.4%)
JPMorgan Chase & Co.	25,900	914,788

Insurance (1.3%)
American International Group, Inc.	55,800	$3,241,980

Thrifts & Mortgage Finance (4.6%)
Fannie Mae	87,100	5,086,640
Freddie Mac	67,100	4,376,933
Washington Mutual, Inc.	51,900	2,111,811

		11,575,384

Total Financials		23,929,962

Health Care (18.0%)
Biotechnology (5.1%)
Amgen, Inc.*	41,200	2,490,952
Amylin Pharmaceuticals, Inc.*^	106,200	2,222,766
Applera Corp.- Applied Biosystems Group	37,000	727,790
Genentech, Inc.*^	15,900	1,276,452
ImClone Systems, Inc.*^	40,400	1,251,188
Millennium Pharmaceuticals, Inc.*	361,100	3,347,397
Protein Design Labs, Inc.*^	79,500	1,606,695

		12,923,240

Health Care Equipment & Supplies (1.3%)
Guidant Corp.	50,900	3,425,570

Health Care Providers & Services (2.1%)
AmerisourceBergen Corp.	8,100	560,115
Express Scripts, Inc.*	6,000	299,880
Lincare Holdings, Inc.*	8,400	343,056
Medco Health Solutions, Inc.*	19,800	1,056,528
WellPoint, Inc.*	43,000	2,994,520

		5,254,099

Pharmaceuticals (9.5%)
Allergan, Inc.	19,400	1,653,656
AstraZeneca plc (ADR)	157,300	6,490,198
Eli Lilly & Co.	64,100	3,571,011
Forest Laboratories, Inc.*	121,500	4,720,275
IVAX Corp.*^	49,800	1,070,700
Pfizer, Inc.	27,700	763,966
Sepracor, Inc.*^	42,000	2,520,420
Teva Pharmaceutical Industries Ltd. (ADR)^	104,700	3,260,358

		24,050,584

Total Health Care		45,653,493

Industrials (5.7%)
Aerospace & Defense (0.9%)
United Technologies Corp.	45,000	2,310,750

Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B	13,100	905,996

Commercial Services & Supplies (0.9%)
Monster Worldwide, Inc.*	83,900	2,406,252

Industrial Conglomerates (2.9%)
3M Co.	14,700	1,062,810
General Electric Co.	160,800	5,571,720
Tyco International Ltd.	23,200	677,440

		7,311,970

Machinery (0.6%)
Illinois Tool Works, Inc.	20,300	1,617,504

Total Industrials		14,552,472

Information Technology (37.3%)
Communications Equipment (6.8%)
Cisco Systems, Inc.*	332,700	6,357,897
Corning, Inc.*	159,400	2,649,228

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
JDS Uniphase Corp.*^	392,100	$595,992
Juniper Networks, Inc.*^	102,200	2,573,396
QUALCOMM, Inc.	155,100	5,119,851

		17,296,364

Computers & Peripherals (0.9%)
Brocade Communications Systems, Inc.*	191,900	744,572
International Business
Machines Corp.	12,500	927,500
Lexmark International, Inc., Class A*	11,300	732,579

		2,404,651

Electronic Equipment & Instruments (5.2%)
Agilent Technologies, Inc.*	252,000	5,801,040
Flextronics International Ltd.*	189,700	2,505,937
Jabil Circuit, Inc.*	158,600	4,873,778

		13,180,755

Internet Software & Services (4.6%)
Google, Inc., Class A*	14,900	4,382,835
VeriSign, Inc.*	156,200	4,492,312
Yahoo!, Inc.*	79,000	2,737,350

		11,612,497

IT Services (3.4%)
Affiliated Computer Services, Inc., Class A*	87,700	4,481,470
Automatic Data Processing, Inc.	61,400	2,576,958
CheckFree Corp.*	46,400	1,580,384

		8,638,812

Semiconductors & Semiconductor Equipment (13.2%)
Altera Corp.*	138,000	2,735,160
Applied Materials, Inc.	565,600	9,151,408
Applied Micro Circuits Corp.*	553,200	1,416,192
Cymer, Inc.*^	36,800	969,680
Freescale Semiconductor, Inc. Class A*	25,600	537,856
Intel Corp.	83,900	2,186,434
KLA-Tencor Corp.	107,500	4,697,750
Lam Research Corp.*	34,900	1,010,006
Linear Technology Corp.	78,800	2,891,172
Maxim Integrated Products, Inc.	54,800	2,093,908
PMC-Sierra, Inc.*^	293,400	2,737,422
Xilinx, Inc.^	112,700	2,873,850

		33,300,838

Software (3.2%)
Cadence Design Systems, Inc.*^	32,700	446,682
Microsoft Corp.	109,100	2,710,044
SAP AG (ADR)^	111,300	4,819,290

		7,976,016

Total Information Technology		94,409,933

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.1%)
Sprint Corp^	108,600	$2,724,774

Wireless Telecommunication Services (0.7%)
American Tower Corp., Class A*^	85,300	1,793,006

Total Telecommunication Services		4,517,780

Utilities (0.8%)
Multi-Utilities & Unregulated Power (0.8%)
AES Corp.*	128,100	2,098,278

Total Utilities		2,098,278

Total Common Stocks (96.9%) (Cost $245,229,813)		245,309,626

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (15.1%)
Barclays Capital
3.47%, 7/1/05	$11,164,429	11,164,429
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	10,000,000	10,000,000
Dresdner Bank AG
3.49%, 7/1/05	2,000,000	2,000,000
Nomura Securities
3.51%, 7/1/05	15,000,000	15,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		38,164,429

Time Deposit (3.5%)
JPMorgan Chase Nassau
2.70%, 7/1/05	8,803,600	8,803,600

Total Short-Term Investments (18.6%) (Amortized Cost $46,968,029)		46,968,029

Total Investments (115.5%) (Cost/Amortized Cost $292,197,842)		292,277,655
Other Assets Less Liabilities (-15.5%)		(39,178,660)

Net Assets (100%)		$253,098,995

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$37,195,173
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$23,136,473

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,130,548
Aggregate gross unrealized depreciation	(13,112,186)

Net unrealized appreciation	$(981,638)

Federal income tax cost of investments	$293,259,293

At June 30, 2005, the Portfolio had loaned securities with a total value of $37,211,483. This was secured by collateral of $38,164,429 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $110,100,044 of which $56,951,596 expires in the year 2009, $36,146,108 expires in the year 2010 and $17,002,340 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.4%)
Amcor Ltd.	263,000	$1,343,161
Australia & New Zealand Banking Group Ltd.	64,981	1,077,316
Brambles Industries Ltd.^	223,100	1,389,374
Foster’s Group Ltd.	292,567	1,186,409
Insurance Australia Group Ltd.	266,900	1,222,702
Promina Group Ltd.	365,600	1,312,576
QBE Insurance Group Ltd.^	174,071	2,126,950
Rinker Group Ltd.^	344,052	3,671,551
Wesfarmers Ltd.	55,500	1,692,618
Westpac Banking Corp.	85,000	1,292,585
Woolworths Ltd.^	164,923	2,075,514

		18,390,756

Austria (0.3%)
Raiffeisen International Bank Holding AG*	11,700	748,033
Telekom Austria AG	89,266	1,736,683

		2,484,716

Belgium (0.4%)
Fortis	33,500	929,967
UCB S.A.	44,100	2,145,731

		3,075,698

Brazil (0.1%)
Cia Vale do Rio Doce (Sponsored ADR)	42,000	1,066,800

Canada (4.2%)
Abitibi-Consolidated, Inc.^	243,500	1,085,491
Alcan, Inc.	121,200	3,639,562
Cameco Corp.^	65,800	2,935,965
Great-West Lifeco, Inc.	43,800	995,942
Inco Ltd.	104,400	3,941,100
Manulife Financial Corp.	26,100	1,246,825
Methanex Corp.^	88,300	1,447,636
National Bank of Canada^	19,200	852,933
Noranda Inc.	52,723	904,831
Potash Corp. of Saskatchewan, Inc.	59,400	5,671,808
Suncor Energy, Inc.	37,500	1,773,351
TELUS Corp.	51,600	1,814,089
TELUS Corp. (Non-Voting)	60,200	2,054,015
Thomson Corp.^	41,000	1,373,138
Toronto-Dominion Bank	36,300	1,619,393

		31,356,079

Denmark (0.9%)
Novo-Nordisk A/S, Class B	52,700	2,684,102
TDC A/S	86,900	3,727,129

		6,411,231

Finland (0.4%)
Nokia OYJ	106,200	1,780,709
Stora Enso OYJ	71,700	918,382

		2,699,091

France (10.0%)
Accor S.A.^	79,500	3,731,484
BNP Paribas S.A.^	188,900	12,966,824
Bouygues S.A.*(b)	189,730	7,869,406
Carrefour S.A.	24,800	1,203,967
Compagnie Generale des Etablissements Michelin, Class B (Registered)	24,000	1,462,949
Dassault Systemes S.A.	23,400	1,134,585
Essilor International S.A.^	26,100	1,785,285
Groupe Danone^	44,400	3,907,833
L’Air Liquide S.A.^	20,227	$3,450,334
L’Oreal S.A.^	41,500	2,981,861
Lafarge S.A.	23,200	2,116,362
Renault S.A.^	15,100	1,332,671
Sanofi-Aventis^	236,800	19,465,702
Sanofi-Aventis	9,666	795,746
Schneider Electric S.A.^	79,000	5,963,238
Societe Generale^	18,200	1,854,147
Vivendi Universal S.A.	85,700	2,703,796

		74,726,190

Germany (6.1%)
Allianz AG	44,400	5,117,272
Bayer AG	94,300	3,153,218
Bayerische Hypo-und Vereinsbank AG*	104,000	2,707,013
Bayerische Motoren Werke (BMW) AG	28,600	1,310,541
DaimlerChrysler AG	88,700	3,608,125
Deutsche Bank AG (Registered)^	30,500	2,388,298
Deutsche Boerse AG	32,566	2,546,921
E.On AG	75,500	6,734,652
Infineon Technologies AG (ADR)*^	2,200	20,350
SAP AG	40,100	7,005,342
SAP AG (ADR)	17,500	757,750
Siemens AG	100,900	7,378,137
TUI AG	3,000	74,455
Volkswagen AG	64,900	2,966,062

		45,768,136

Hong Kong (2.0%)
Bank of East Asia Ltd.	396,200	1,169,746
Esprit Holdings Ltd. (b)	166,700	1,206,293
Hang Lung Group, Ltd.	489,000	868,125
Hang Lung Properties Ltd.	859,000	1,265,299
Hong Kong & China Gas	621,000	1,262,244
Li & Fung Ltd.	1,999,000	4,153,172
PCCW Ltd.	2,885,000	1,800,040
Sun Hung Kai Properties Ltd.	177,000	1,747,617
Swire Pacific Ltd., Class A	135,000	1,193,991

		14,666,527

India (0.2%)
Infosys Technologies Ltd. (ADR)^	22,200	1,719,834

Ireland (0.3%)
CRH plc	96,682	2,546,966

Italy (0.6%)
ENI S.p.A.^	112,750	2,908,832
UniCredito Italiano S.p.A.^	240,700	1,272,705

		4,181,537

Japan (24.2%)
Advantest Corp.^	59,700	4,412,445
Aeon Co., Ltd.	190,000	2,899,468
Aiful Corp.	10,350	772,444
Astellas Pharma, Inc.	81,700	2,794,360
Bridgestone Corp.^	85,000	1,637,713
Canon, Inc.^	54,100	2,851,223
Chubu Electric Power Co., Inc.^	56,700	1,361,087
Daito Trust Construction Co., Ltd.	37,400	1,400,686
Daiwa House Industry Co., Ltd.	88,000	1,009,367
East Japan Railway Co.	178	915,621
Fanuc Ltd.	73,800	4,695,334
Furukawa Electric Co., Ltd.*	259,000	1,005,054
Hirose Electric Co., Ltd.	15,700	1,729,961
Hoya Corp.	17,600	2,033,030
Japan Airlines Corp.^	333,000	898,538

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Kansai Electric Power Co., Inc.	126,900	$2,553,804
Kao Corp.	63,000	1,486,734
Keyence Corp.	5,000	1,121,740
Millea Holdings, Inc.	400	5,378,576
Mitsubishi Corp.	317,500	4,320,819
Mitsubishi Estate Co., Ltd.^	713,000	7,856,448
Mitsubishi Tokyo Financial Group, Inc.^	600	5,095,208
Mitsui & Co., Ltd.	140,000	1,326,595
Mitsui Fudosan Co., Ltd.^	107,000	1,202,193
Mitsui Sumitomo Insurance Co., Ltd.	258,000	2,325,981
Mizuho Financial Group, Inc.	679	3,076,058
Murata Manufacturing Co., Ltd.	21,000	1,070,752
NEC Corp.	227,000	1,229,131
Nidec Corp.	16,100	1,705,749
Nikon Corp.^	123,000	1,394,170
Nintendo Co., Ltd.	17,700	1,852,901
Nippon Electric Glass Co., Ltd.	117,000	1,769,624
Nippon Telegraph & Telephone Corp.	1,250	5,358,271
Nissan Motor Co., Ltd.^	656,200	6,502,189
Nitto Denko Corp.	32,300	1,853,876
Omron Corp.	70,300	1,551,155
Orix Corp.	35,500	5,330,927
Ricoh Co., Ltd.	135,000	2,111,317
Rohm Co., Ltd.	33,000	3,186,535
Sankyo Co., Ltd.^	208,000	3,998,195
Sekisui House Ltd.^	243,000	2,458,289
Shimamura Co., Ltd.^	10,800	912,264
Shin-Etsu Chemical Co., Ltd.	22,600	858,641
SMC Corp.	43,000	4,695,425
Softbank Corp.^	116,300	4,565,518
Sompo Japan Insurance, Inc.	157,800	1,594,946
Sony Corp.	26,300	906,651
Sumitomo Chemical Co., Ltd.	89,000	409,620
Sumitomo Corp.	509,000	4,083,575
Sumitomo Forestry Co., Ltd.	35,000	339,545
Sumitomo Mitsui Financial Group, Inc.^	2,242	15,174,623
Suzuki Motor Co., Ltd.	322,100	5,066,513
T&D Holdings, Inc.^	27,400	1,290,750
Takeda Pharmaceutical Co., Ltd.	75,000	3,722,588
TDK Corp.	22,500	1,535,060
Tohoku Electric Power Co., Inc.	80,800	1,724,501
Tokyo Electron Ltd.^	83,000	4,396,805
Tokyo Gas Co., Ltd.^	414,000	1,550,492
Toyota Motor Corp.	39,600	1,418,753
Trend Micro, Inc.	27,500	980,282
UFJ Holdings, Inc.*^	1,814	9,462,070
Uni-Charm Corp.^	28,500	1,147,099
Yahoo! Japan Corp.	598	1,257,414
Yamada Denki Co., Ltd.^	50,100	2,884,559
Yamato Transport Co., Ltd.^	274,500	3,814,908

		181,326,170

Luxembourg (0.1%)
SES Global S.A. (FDR)	58,000	849,634

Mexico (1.1%)
America Movil S.A. de C.V. (ADR)	141,100	8,410,971

Netherlands (7.8%)
ABN AMRO Holding N.V.	343,830	8,470,846
Aegon N.V.	161,181	2,089,883
Euronext NV.	38,800	1,314,781
Heineken Holding N.V.	28,593	799,632
Heineken N.V.	245,975	7,605,547
ING Groep N.V. (CVA)	214,669	6,073,607
Koninklijke Ahold N.V.*	156,700	$1,290,020
Reed Elsevier N.V.	49,900	695,940
Royal Dutch Petroleum Co.	206,100	13,473,808
Royal Dutch Petroleum Co. (N.Y. Shares)	16,200	1,051,380
Royal KPN N.V.	987,300	8,295,207
Royal Numico N.V.*	24,700	989,193
TPG N.V.	67,700	1,717,083
Unilever N.V. (CVA)	31,500	2,045,967
VNU N.V.	107,427	3,000,403

		58,913,297

Norway (0.4%)
DnB NOR ASA^	108,700	1,134,751
Statoil ASA^	78,900	1,611,115

		2,745,866

Portugal (0.2%)
Portugal Telecom SGPS S.A. (Registered)	123,100	1,168,403

Russia (0.0%)
YUKOS (ADR)*^	9,500	21,660

Singapore (0.9%)
DBS Group Holdings Ltd.	152,000	1,288,212
Singapore Telecommunications Ltd. (b)	2,634,914	4,325,675
United Overseas Bank Ltd.	108,000	908,908
United Overseas Land Ltd.	10,800	14,594

		6,537,389

South Africa (0.7%)
Anglo American plc (London Exchange)	44,100	1,034,726
Sasol Ltd.	168,700	4,570,356

		5,605,082

South Korea (1.2%)
Samsung Electronics Co., Ltd.	10,680	5,104,906
Samsung Electronics Co., Ltd. (GDR) §	10,360	2,478,630
Samsung Electronics Co., Ltd. (Non-Voting)	4,210	1,382,965

		8,966,501

Spain (5.1%)
Altadis S.A.	43,100	1,809,047
Banco Bilbao Vizcaya Argentaria S.A.	504,600	7,795,007
Banco Santander Central Hispano S.A.	473,400	5,496,237
Iberdrola S.A.^	85,500	2,258,601
Inditex S.A.^	122,300	3,150,770
Repsol YPF S.A.^	308,700	7,908,077
Telefonica S.A.^	581,108	9,525,639

		37,943,378

Sweden (1.4%)
Atlas Copco AB^	138,600	2,200,859
Svenska Cellulosa AB, Class B	28,800	922,019
Telefonaktiebolaget LM Ericsson (ADR)*^	33,000	1,054,350
Telefonaktiebolaget LM Ericsson, Class B	1,876,000	6,029,953

		10,207,181

Switzerland (9.2%)
Adecco S.A.	22,479	1,024,724
Compagnie Financiere Richemont AG, Class A	227,687	7,660,065

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Credit Suisse Group	121,754	$4,804,203
Geberit A.G.	2,000	1,280,150
Holcim Ltd. (Registered)	127,459	7,760,364
Nestle S.A. (Registered)^	35,780	9,160,752
Novartis AG (Registered)^	255,828	12,191,320
Roche Holding AG	43,127	5,460,307
Serono S.A., Class B^	1,406	898,848
STMicroelectronics N.V.	77,100	1,237,703
Swiss Reinsurance (Registered)	96,083	5,910,031
Swisscom AG (Registered)	11,688	3,813,585
Syngenta AG*	12,200	1,256,092
Synthes, Inc.	13,040	1,432,150
UBS AG (Registered)	39,789	3,105,847
Xstrata plc	116,450	2,248,031

		69,244,172

Taiwan (0.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)^	424,400	3,870,528

Turkey (0.2%)
Infineon Technologies AG*^	201,600	1,891,520

United Kingdom (15.4%)
ARM Holdings plc	394,900	801,627
AstraZeneca plc (London Exchange)	36,700	1,520,243
AstraZeneca plc (Stockholm Exchange)	261,000	10,845,824
BHP Billiton plc	129,347	1,650,758
Bradford & Bingley plc	222,300	1,304,962
Brambles Industries plc	85,400	468,410
British Land Co. plc	94,500	1,483,826
Centrica plc	314,690	1,307,223
Compass Group plc	260,900	1,096,640
Diageo plc	215,000	3,171,651
Hanson plc	153,200	1,473,247
HBOS plc	591,800	9,127,942
HSBC Holdings plc	260,600	4,157,301
Johnston Press plc	103,600	892,742
Lloyds TSB Group plc	291,300	2,469,725
National Grid Transco plc	116,000	1,124,870
Next plc	50,000	1,352,403
Northern Rock plc	96,000	1,367,998
Pearson plc	382,300	4,505,543
Reckitt Benckiser plc	56,500	1,665,948
Reed Elsevier plc	604,500	5,791,500
Rolls-Royce Group plc*	247,800	1,275,876
Royal Bank of Scotland Group plc (b)	405,400	12,251,475
Scottish & Southern Electricity plc	107,200	1,946,486
Shell Transport & Trading Co. plc (Registered)	744,300	7,240,939
Standard Chartered plc	232,600	4,252,623
Tesco plc	268,400	1,533,486
Unilever plc	555,000	5,357,050
Vodafone Group plc	9,440,118	23,012,478
Wolseley plc	60,900	1,281,541

		115,732,337

United States (0.1%)
News Corp. (CDI)^	66,870	1,087,735

Total Common Stocks (96.4%) (Cost $648,013,203)		723,615,385

	Principal Amount	Value (Note 1)
CONVERTIBLE BONDS:
Switzerland (0.1%)
Credit Suisse Group Finance Guernsey Ltd. 6.000%, 12/23/05 CHF	246,000	$263,744

Total Convertible Bonds (0.1%) (Cost $180,388)		263,744

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (20.2%)
Allstate Life Insurance
3.30%, 7/31/06 (l)	$10,000,000	10,000,000
Bank of Nova Scotia N.Y.
3.32%, 5/30/06 (l)	4,997,715	4,997,715
Barclays Capital
3.47%, 7/1/05	31,502,318	31,502,318
CC USA, Inc.
3.33%, 5/5/06 (l)	4,999,500	4,999,500
Dresdner Bank AG
3.49%, 7/1/05	15,000,000	15,000,000
General Electric Capital Corp.
3.54%, 5/12/06 (l)	2,004,200	2,004,200
HSBC Finance Corp.
3.16%, 7/12/05	4,973,833	4,973,833
Merrill Lynch and Co., Inc.
3.21%, 10/19/06 (l)	4,500,000	4,500,000
Morgan Stanley
3.62%, 6/30/06 (l)	2,000,000	2,000,000
Natexis Banques Populaires NY
3.36%, 11/13/06 (l)	14,989,967	14,989,967
Nomura Securities
3.51%, 7/1/05	49,999,999	49,999,999
U.S. Bank N.A.
3.12%, 10/2/06 (l)	4,996,163	4,996,163
Westdeutsche Landesbank N.Y.
3.34%, 7/13/05 (l)	1,999,799	1,999,799

Total Short-Term Investments of Cash Collateral for Securities Loaned		151,963,494

Time Deposit (3.4%)
JPMorgan Chase Nassau
2.70%, 7/1/05	25,473,309	25,473,309

Total Short-Term Investments (23.6%) (Amortized Cost $177,436,803)		177,436,803

Total Investments (120.1%) (Cost/Amortized Cost $825,630,394)		901,315,932
Other Assets Less Liabilities (-20.1%)		(150,566,177)

Net Assets (100.0%)		$750,749,755

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

Market Sector Diversification
As a Percentage of Total Net Assets

Consumer Discretionary		10.4%
Consumer Staples		7.0
Energy		5.4
Financials
Capital Markets	1.4%
Commercial Banks	15.4
Consumer Finance	0.8
Diversified Financial Services	1.6
Insurance	4.1
Real Estate	1.9
Thrifts & Mortgage Finance	0.4

Total Financials		25.6
Health Care		9.3
Industrials		6.9
Information Technology		10.3
Materials		7.6
Telecommunications Services		11.0
Utilities		2.9
Cash and Other		3.6

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $2,478,630 or 0.33% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CHF — Swiss Franc

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

At June 30, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound, expiring 9/28/05	1,483	$2,699,392	$2,651,721	$(47,671)
European Union, expiring 7/13/05	837	1,087,760	1,013,964	(73,795)
Swiss Franc, expiring 9/28/05	2,114	3,833,187	3,778,794	(54,393)

				(175,859)

Foreign Currency Sell Contracts
Canadian Dollar, expiring 7/29/05	3,051	$2,440,980	$2,492,466	$(51,485)
European Union, expiring 7/7/05	2,900	3,734,000	3,511,625	222,375
Japanese Yen, expiring 7/7/05	417,918	3,884,000	3,772,198	111,802
Japanese Yen, expiring 7/20/05	406,004	3,802,000	3,669,150	132,850
South African Rand, expiring 7/13/05	6,770	1,087,760	1,013,623	74,137
Swiss Franc, expiring 8/18/05	2,046	1,684,000	1,602,590	81,410
Swiss Franc, expiring 9/20/05	3,787	3,125,000	2,973,579	151,421
Swiss Franc, expiring 9/28/05	3,401	2,699,392	2,672,306	27,086
Swiss Franc, expiring 9/28/05	4,864	3,833,187	3,821,580	11,607

				761,203

				$585,344

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$174,359,967
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$79,439,916

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,739,457
Aggregate gross unrealized depreciation	(14,985,951)

Net unrealized appreciation	$68,753,506

Federal income tax cost of investments	$832,562,426

At June 30, 2005, the Portfolio had loaned securities with a total value of $144,433,204. This was secured by collateral of $151,963,494 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $16,412,594 of which $10,024,533 expires in the year 2010, and $6,388,061 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.9%)
Auto Components (0.4%)
Delphi Corp.	765,000	$3,557,250

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	63,200	3,447,560
Las Vegas Sands Corp.*^	105,600	3,775,200
McDonald’s Corp.	97,500	2,705,625
Starwood Hotels & Resorts Worldwide, Inc.	49,300	2,887,501

		12,815,886

Household Durables (0.4%)
Leggett & Platt, Inc.	164,000	4,359,120

Internet & Catalog Retail (1.4%)
Amazon.com, Inc.*	71,600	2,368,528
IAC/InterActiveCorp*^	469,600	11,293,880

		13,662,408

Leisure Equipment & Products (0.4%)
Mattel, Inc.	200,000	3,660,000

Media (2.7%)
Cablevision Systems New York Group, Class A*	156,642	5,043,872
Clear Channel
Communications, Inc.	61,100	1,889,823
DIRECTV Group, Inc.*	320,555	4,968,603
Entercom Communications Corp.*^	33,300	1,108,557
Knight Ridder, Inc.	28,300	1,735,922
Omnicom Group, Inc.	45,500	3,633,630
Time Warner, Inc.*	500,250	8,359,177

		26,739,584

Multiline Retail (1.3%)
Dollar Tree Stores, Inc.*	324,500	7,788,000
Target Corp.	97,700	5,315,857

		13,103,857

Specialty Retail (3.0%)
Autonation, Inc.*^	333,500	6,843,420
Lowe’s Cos., Inc.	182,700	10,636,794
OfficeMax, Inc.	19,300	574,561
RadioShack Corp.	213,900	4,956,063
Williams-Sonoma, Inc.*^	173,900	6,881,223

		29,892,061

Total Consumer Discretionary		107,790,166

Consumer Staples (7.6%)
Beverages (3.2%)
Anheuser-Busch Cos., Inc.	104,000	4,758,000
Pepsi Bottling Group, Inc.	200,000	5,722,000
PepsiCo, Inc.	384,300	20,725,299

		31,205,299

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	68,800	3,083,616
Sysco Corp.	83,000	3,003,770

		6,087,386

Food Products (2.2%)
Campbell Soup Co.	523,600	16,111,172
Kraft Foods, Inc., Class A	185,600	5,903,936

		22,015,108

Household Products (0.8%)
Kimberly-Clark Corp.	58,600	3,667,774
Procter & Gamble Co.	88,200	4,652,550

		8,320,324

Tobacco (0.8%)
Altria Group, Inc.	113,800	$7,358,308

Total Consumer Staples		74,986,425

Energy (9.9%)
Energy Equipment & Services (3.7%)
Baker Hughes, Inc.	151,000	7,725,160
BJ Services Co.	96,200	5,048,576
Schlumberger Ltd.	116,700	8,862,198
Transocean, Inc.*	157,800	8,516,466
Weatherford International Ltd.*	111,400	6,458,972

		36,611,372

Oil & Gas (6.2%)
Arch Coal, Inc.^	35,600	1,939,132
Exxon Mobil Corp.	208,758	11,997,322
Kinder Morgan Management LLC*	154,035	7,085,610
Kinder Morgan, Inc.	102,917	8,562,695
Noble Energy, Inc.	58,700	4,440,655
Royal Dutch Petroleum Co. (N.Y. Shares)	187,800	12,188,220
Shell Transport & Trading Co. plc (ADR)	81,500	4,731,890
Unocal Corp.	109,700	7,135,985
Williams Cos., Inc.	165,200	3,138,800

		61,220,309

Total Energy		97,831,681

Financials (16.7%)
Capital Markets (0.3%)
State Street Corp.	53,000	2,557,250

Commercial Banks (1.0%)
Wells Fargo & Co.	156,200	9,618,796

Consumer Finance (6.0%)
AmeriCredit Corp.*^	183,900	4,689,450
SLM Corp.	1,089,700	55,356,760

		60,046,210

Diversified Financial Services (3.2%)
JPMorgan Chase & Co.	908,160	32,076,211

Insurance (2.7%)
American International Group, Inc.	97,500	5,664,750
Assurant, Inc.	62,700	2,263,470
Chubb Corp.	77,000	6,591,970
Everest Reinsurance Group Ltd.	19,100	1,776,300
Hartford Financial Services Group, Inc.	98,280	7,349,379
XL Capital Ltd., Class A	47,100	3,505,182

		27,151,051

Real Estate (0.6%)
General Growth Properties, Inc. (REIT)^	138,600	5,695,074

Thrifts & Mortgage Finance (2.9%)
Golden West Financial Corp.	224,800	14,472,624
IndyMac Bancorp, Inc.	10,200	415,446
PMI Group, Inc.^	257,200	10,025,656
Washington Mutual, Inc.	96,300	3,918,447

		28,832,173

Total Financials		165,976,765

Health Care (17.8%)
Biotechnology (1.0%)
Applera Corp. - Applied Biosystems Group	165,300	3,251,451
ImClone Systems, Inc.*^	55,100	1,706,447

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Millennium Pharmaceuticals, Inc.*	567,100	$5,257,017

		10,214,915

Health Care Equipment & Supplies (1.2%)
Baxter International, Inc.	149,500	5,546,450
Guidant Corp.	97,500	6,561,750

		12,108,200

Health Care Providers & Services (4.1%)
AmerisourceBergen Corp.	64,100	4,432,515
DaVita, Inc.*	149,750	6,810,630
Lincare Holdings, Inc.*	165,300	6,750,852
McKesson Corp.	76,000	3,404,040
Medco Health Solutions, Inc.*	125,500	6,696,680
PacifiCare Health Systems, Inc.*^	80,400	5,744,580
WellPoint, Inc.*	91,200	6,351,168

		40,190,465

Pharmaceuticals (11.5%)
Allergan, Inc.	320,000	27,276,800
AstraZeneca plc (ADR)	921,400	38,016,964
Eli Lilly & Co.	197,000	10,974,870
Forest Laboratories, Inc.*	676,500	26,282,025
IVAX Corp.*	84,200	1,810,300
Sepracor, Inc.*	89,600	5,376,896
Teva Pharmaceutical Industries Ltd. (ADR)	153,200	4,770,648

		114,508,503

Total Health Care		177,022,083

Industrials (13.2%)
Aerospace & Defense (1.5%)
Boeing Co.	95,300	6,289,800
General Dynamics Corp.	22,800	2,497,512
United Technologies Corp.	123,600	6,346,860

		15,134,172

Air Freight & Logistics (0.5%)
United Parcel Service, Inc., Class B	73,700	5,097,092

Building Products (1.4%)
American Standard Cos., Inc.	332,400	13,934,208

Commercial Services & Supplies (0.4%)
Allied Waste Industries, Inc.*^	482,500	3,826,225
Monster Worldwide, Inc.*	16,800	481,824

		4,308,049

Construction & Engineering (1.2%)
Fluor Corp.	208,900	12,030,551

Electrical Equipment (0.7%)
Cooper Industries Ltd., Class A	112,700	7,201,530

Industrial Conglomerates (4.6%)
3M Co.	36,100	2,610,030
General Electric Co.	1,014,200	35,142,030
Tyco International Ltd.	266,400	7,778,880

		45,530,940

Machinery (2.4%)
Danaher Corp.	91,100	4,768,174
Illinois Tool Works, Inc.	108,300	8,629,344
Ingersoll-Rand Co., Class A	116,500	8,312,275
Navistar International Corp.*	60,900	1,948,800

		23,658,593

Road & Rail (0.5%)
Union Pacific Corp.	69,700	4,516,560

Total Industrials		131,411,695

Information Technology (13.0%)
Communications Equipment (1.9%)
Cisco Systems, Inc.*	629,200	12,024,012
JDS Uniphase Corp.*^	693,000	1,053,360
Polycom, Inc.*	177,500	$2,646,525
QUALCOMM, Inc.	84,600	2,792,646

		18,516,543

Computers & Peripherals (1.2%)
Hewlett-Packard Co.	160,500	3,773,355
Lexmark International, Inc.,Class A*	57,700	3,740,691
Seagate Technology*	143,400	2,516,670
Sun Microsystems, Inc.*	516,900	1,928,037

		11,958,753

Electronic Equipment & Instruments (2.1%)
Agilent Technologies, Inc.*	98,600	2,269,772
Avnet, Inc.*	219,000	4,934,070
Flextronics International Ltd.*	589,800	7,791,258
Jabil Circuit, Inc.*	185,900	5,712,707

		20,707,807

Internet Software & Services (0.6%)
Google, Inc., Class A*	11,900	3,500,385
VeriSign, Inc.*	97,500	2,804,100

		6,304,485

IT Services (1.4%)
Accenture Ltd., Class A*	198,300	4,495,461
Affiliated Computer Services, Inc., Class A*	185,700	9,489,270

		13,984,731

Semiconductors & Semiconductor Equipment (2.0%)
Altera Corp.*	145,000	2,873,900
Applied Materials, Inc.	214,100	3,464,138
ASML Holding N.V. (N.Y. Shares)*	8,600	134,676
Freescale Semiconductor, Inc., Class A*^	162,100	3,405,721
International Rectifier Corp.*^	76,000	3,626,720
KLA-Tencor Corp.	82,200	3,592,140
Silicon Laboratories, Inc.*^	109,500	2,869,995

		19,967,290

Software (3.8%)
BMC Software, Inc.*	151,000	2,710,450
Cadence Design Systems, Inc.*	165,200	2,256,632
Microsoft Corp.	750,400	18,639,936
SAP AG (ADR)	331,200	14,340,960

		37,947,978

Total Information Technology		129,387,587

Materials (3.2%)
Chemicals (2.6%)
Air Products & Chemicals, Inc.	95,600	5,764,680
Dow Chemical Co.	250,900	11,172,577
DuPont (E.I.) de Nemours & Co.	50,000	2,150,500
Huntsman Corp.*	137,500	2,787,125
Methanex Corp.	231,000	3,804,570

		25,679,452

Metals & Mining (0.2%)
Alcoa, Inc.	76,500	1,998,945

Paper & Forest Products (0.4%)
International Paper Co.	121,300	3,664,473

Total Materials		31,342,870

Telecommunication Services (4.6%)
Diversified Telecommunication Services (4.0%)
Qwest Communications International, Inc.*	1,352,000	5,015,920
Sprint Corp.	1,081,250	27,128,562
Verizon Communications, Inc.	206,700	7,141,485

		39,285,967

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A*	304,500	$6,400,590

Total Telecommunication Services		45,686,557

Utilities (1.7%)
Electric Utilities (0.4%)
Edison International, Inc.	91,100	3,694,105

Multi-Utilities & Unregulated Power (1.3%)
AES Corp.*	448,100	7,339,878
Calpine Corp.*^	1,211,000	4,117,400
MDU Resources Group, Inc.^	67,000	1,887,390

		13,344,668

Total Utilities		17,038,773

Total Common Stocks (98.6%) (Cost $816,280,979)		978,474,602

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.0%)
Barclays Capital
3.47%, 7/1/05	$21,213,526	21,213,526
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	5,000,000	5,000,000
Dresdner Bank AG
3.49%, 7/1/05	5,000,000	5,000,000
General Electric Co.
3.15%, 10/24/05 (l)	5,001,550	5,001,550
ING USA
3.33%, 8/18/05	5,000,000	5,000,000
Merrill Lynch and Co., Inc.
3.21%, 10/19/06 (l)	5,000,000	5,000,000
Morgan Stanley
3.62%, 6/30/06 (l)	$9,500,000	$9,500,000
Nomura Securities
3.51%, 7/1/05.	7,000,000	7,000,000
Nordeutsche Landesbank N.Y.
3.34%, 3/30/06 (l)	6,996,411	6,996,411

Total Short-Term Investments of Cash Collateral for Securities Loaned		69,711,487

Time Deposit (1.5%)
JPMorgan Chase Nassau
2.70%, 7/1/05	14,435,835	14,435,835

Total Short-Term Investments (8.5%) (Amortized Cost $84,147,322)		84,147,322

Total Investments (107.1%) (Cost/Amortized Cost $900,428,301)		1,062,621,924
Other Assets Less Liabilities (-7.1%)		(70,004,983)

Net Assets (100%)		$992,616,941

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:

Stocks and long-term corporate debt securities	$160,653,539
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$160,140,301

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$190,554,688
Aggregate gross unrealized depreciation	(33,070,074)

Net unrealized appreciation	$157,484,614

Federal income tax cost of investments	$905,137,310

At June 30, 2005, the Portfolio had loaned securities with a total value of $67,415,655. This was secured by collateral of $69,711,487 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $300,123,369 of which $108,520,850 expires in the year 2008, $146,635,332 expires in the year 2009, $2,767,387 expires in the year 2010, and $42,199,800 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.8%)
Auto Components (0.2%)
Delphi Corp.	457,000	$2,125,050

Hotels, Restaurants & Leisure (0.9%)
Carnival Corp.	77,400	4,222,170
Las Vegas Sands Corp.*^	49,500	1,769,625
McDonald’s Corp.	51,500	1,429,125
Starwood Hotels & Resorts Worldwide, Inc.	39,000	2,284,230

		9,705,150

Household Durables (0.3%)
Leggett & Platt, Inc.	111,400	2,961,012

Internet & Catalog Retail (1.2%)
Amazon.com, Inc.*	37,700	1,247,116
eBay, Inc.*	157,184	5,188,644
IAC/InterActiveCorp*	243,108	5,846,747

		12,282,507

Leisure Equipment & Products (0.1%)
Mattel, Inc.	91,200	1,668,960

Media (3.0%)
Cablevision Systems New York Group, Class A*	92,064	2,964,461
Clear Channel Communications, Inc.	98,300	3,040,419
Comcast Corp., Class A*	62,300	1,912,610
DIRECTV Group, Inc.*	186,333	2,888,162
Knight Ridder, Inc.	18,800	1,153,192
Omnicom Group, Inc.	21,500	1,716,990
Time Warner, Inc.*	864,000	14,437,440
Viacom, Inc., Class B	80,600	2,580,812
Walt Disney Co.	49,100	1,236,338

		31,930,424

Multiline Retail (1.3%)
Dollar Tree Stores, Inc.*^	200,700	4,816,800
Target Corp.	156,700	8,526,047

		13,342,847

Specialty Retail (2.8%)
Autonation, Inc.*^	141,500	2,903,580
Lowe’s Cos., Inc.	315,800	18,385,876
OfficeMax, Inc.	11,200	333,424
RadioShack Corp.	96,100	2,226,637
Williams-Sonoma, Inc.*^	138,000	5,460,660

		29,310,177

Total Consumer Discretionary		103,326,127

Consumer Staples (7.8%)
Beverages (2.2%)
Anheuser-Busch Cos., Inc.	232,458	10,634,953
Pepsi Bottling Group, Inc.	89,400	2,557,734
PepsiCo, Inc.	195,000	10,516,350

		23,709,037

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	230,000	10,308,600
Sysco Corp.	200,000	7,238,000

		17,546,600

Food Products (2.1%)
Campbell Soup Co.	235,100	7,234,027
H.J. Heinz Co.	49,600	1,756,832
Kraft Foods, Inc., Class A^	195,800	6,228,398
Unilever N.V. (N.Y. Shares)	115,500	7,487,865

		22,707,122

Household Products (0.5%)
Kimberly-Clark Corp.	47,000	2,941,730
Procter & Gamble Co.	44,900	$2,368,475

		5,310,205

Personal Products (0.1%)
Avon Products, Inc.	26,100	987,885

Tobacco (1.2%)
Altria Group, Inc.	192,072	12,419,376

Total Consumer Staples		82,680,225

Energy (9.5%)
Energy Equipment & Services (3.4%)
Baker Hughes, Inc.	97,500	4,988,100
BJ Services Co.	53,300	2,797,184
Schlumberger Ltd.	201,824	15,326,515
Transocean, Inc.*	122,500	6,611,325
Weatherford International Ltd.*	116,324	6,744,465

		36,467,589

Oil & Gas (6.1%)
Arch Coal, Inc.	26,700	1,454,349
Exxon Mobil Corp.	182,790	10,504,941
Kinder Morgan Management LLC*^	61,450	2,826,700
Kinder Morgan, Inc.	47,040	3,913,728
Royal Dutch Petroleum Co. (N.Y. Shares)	326,300	21,176,870
Shell Transport & Trading Co. plc (ADR)^	99,300	5,765,358
Unocal Corp.	250,500	16,295,025
Williams Cos., Inc.	110,800	2,105,200

		64,042,171

Total Energy		100,509,760

Financials (16.5%)
Capital Markets (0.4%)
Goldman Sachs Group, Inc.	14,800	1,509,896
State Street Corp.	56,500	2,726,125

		4,236,021

Commercial Banks (1.9%)
Wells Fargo & Co.	322,000	19,828,760

Consumer Finance (2.7%)
AmeriCredit Corp.*^	92,100	2,348,550
SLM Corp.	511,807	25,999,796

		28,348,346

Diversified Financial Services (2.1%)
JPMorgan Chase & Co.	618,176	21,833,976

Insurance (3.2%)
American International Group, Inc.	147,000	8,540,700
Assurant, Inc.	12,000	433,200
Berkshire Hathaway, Inc., Class A*^	137	11,439,500
Chubb Corp.	45,400	3,886,694
Everest Reinsurance Group Ltd.	21,300	1,980,900
Hartford Financial Services Group, Inc.	46,800	3,499,704
XL Capital Ltd., Class A	58,800	4,375,896

		34,156,594

Real Estate (0.3%)
General Growth Properties, Inc. (REIT)^	67,100	2,757,139

Thrifts & Mortgage Finance (5.9%)
Fannie Mae	257,694	15,049,329
Freddie Mac	162,700	10,612,921
Golden West Financial Corp.	330,800	21,296,904

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
IndyMac Bancorp, Inc.	18,300	$745,359
PMI Group, Inc.^	126,800	4,942,664
Washington Mutual, Inc.	251,600	10,237,604

		62,884,781

Total Financials		174,045,617

Health Care (17.6%)
Biotechnology (1.7%)
Amgen, Inc.*	160,900	9,728,014
Applera Corp. - Applied Biosystems Group	210,500	4,140,535
ImClone Systems, Inc.*^	37,400	1,158,278
Millennium Pharmaceuticals, Inc.*	272,700	2,527,929

		17,554,756

Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	182,000	6,752,200
Becton, Dickinson & Co.	34,000	1,783,980
Guidant Corp.	131,074	8,821,280
Medtronic, Inc.	41,100	2,128,569

		19,486,029

Health Care Providers & Services (3.8%)
AmerisourceBergen Corp.	99,300	6,866,595
DaVita, Inc.*	122,950	5,591,766
Lincare Holdings, Inc.*	186,700	7,624,828
McKesson Corp.	81,600	3,654,864
Medco Health Solutions, Inc.*	118,400	6,317,824
Tenet Healthcare Corp.*	72,100	882,504
WellPoint, Inc.*	135,400	9,429,256

		40,367,637

Pharmaceuticals (10.3%)
Allergan, Inc.	238,100	20,295,644
AstraZeneca plc (ADR)	827,300	34,134,398
Eli Lilly & Co.	219,730	12,241,158
Forest Laboratories, Inc.*	620,746	24,115,982
IVAX Corp.*	133,000	2,859,500
Pfizer, Inc.	153,639	4,237,364
Sepracor, Inc.*	45,800	2,748,458
Teva Pharmaceutical Industries Ltd. (ADR)	244,600	7,616,844

		108,249,348

Total Health Care		185,657,770

Industrials (10.6%)
Aerospace & Defense (1.8%)
Boeing Co.	56,900	3,755,400
United Technologies Corp.	298,462	15,326,024

		19,081,424

Air Freight & Logistics (0.5%)
United Parcel Service, Inc., Class B	71,600	4,951,856

Building Products (0.9%)
American Standard Cos., Inc.	226,800	9,507,456

Commercial Services & Supplies (0.5%)
Allied Waste Industries, Inc.*^	321,200	2,547,116
Monster Worldwide, Inc.*	87,800	2,518,104

		5,065,220

Construction & Engineering (0.9%)
Fluor Corp.	169,800	9,778,782

Electrical Equipment (0.9%)
Cooper Industries Ltd., Class A	115,400	7,374,060
Emerson Electric Co.	30,900	1,935,267

		9,309,327

Industrial Conglomerates (3.6%)
3M Co.	64,700	4,677,810
General Electric Co.	796,528	$27,599,695
Siemens AG (ADR)	31,700	2,303,005
Tyco International Ltd.	106,400	3,106,880

		37,687,390

Machinery (1.3%)
Danaher Corp.	59,500	3,114,230
Illinois Tool Works, Inc.	82,600	6,581,568
Ingersoll-Rand Co., Class A	45,100	3,217,885
Navistar International Corp.*	39,300	1,257,600

		14,171,283

Road & Rail (0.2%)
Union Pacific Corp.	30,700	1,989,360

Total Industrials		111,542,098

Information Technology (20.3%)
Communications Equipment (2.4%)
Cisco Systems, Inc.*	743,512	14,208,514
Corning, Inc.*	169,500	2,817,090
JDS Uniphase Corp.*	538,300	818,216
Polycom, Inc.*	138,500	2,065,035
QUALCOMM, Inc.	176,000	5,809,760

		25,718,615

Computers & Peripherals (1.8%)
Hewlett-Packard Co.	180,635	4,246,729
International Business Machines Corp.	44,838	3,326,979
Lexmark International, Inc., Class A*	72,900	4,726,107
Seagate Technology*	173,400	3,043,170
Sun Microsystems, Inc.*	969,300	3,615,489

		18,958,474

Electronic Equipment & Instruments (2.4%)
Agilent Technologies, Inc.*	345,804	7,960,408
Avnet, Inc.*	199,800	4,501,494
Flextronics International Ltd.*	341,400	4,509,894
Jabil Circuit, Inc.*	260,000	7,989,800

		24,961,596

Internet Software & Services (0.8%)
Google, Inc., Class A*	15,700	4,618,155
VeriSign, Inc.*	146,500	4,213,340

		8,831,495

IT Services (2.2%)
Accenture Ltd., Class A*	88,000	1,994,960
Affiliated Computer Services, Inc., Class A*	289,300	14,783,230
Automatic Data Processing, Inc.	92,200	3,869,634
CheckFree Corp.*	75,500	2,571,530

		23,219,354

Semiconductors & Semiconductor Equipment (7.7%)
Altera Corp.*	506,800	10,044,776
Applied Materials, Inc.	1,202,396	19,454,768
Applied Micro Circuits Corp.*	268,400	687,104
ASML Holding N.V. (N.Y. Shares)*^	139,300	2,181,438
Credence Systems Corp.*^	110,000	995,500
Fairchild Semiconductor International, Inc., Class A*	168,700	2,488,325
Freescale Semiconductor, Inc., Class A*^	309,900	6,510,999
Intel Corp.	241,003	6,280,538
KLA-Tencor Corp.	320,300	13,997,110
Lam Research Corp.*	70,400	2,037,376
Linear Technology Corp.	98,600	3,617,634
Novellus Systems, Inc.*	60,500	1,494,955
PMC-Sierra, Inc.*^	208,400	1,944,372
Silicon Laboratories, Inc.*^	69,400	1,818,974

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Teradyne, Inc.*	242,500	$2,902,725
Xilinx, Inc.	180,800	4,610,400

		81,066,994

Software (3.0%)
BMC Software, Inc.*	209,700	3,764,115
Cadence Design Systems, Inc.*	142,800	1,950,648
Microsoft Corp.	538,852	13,385,084
SAP AG (ADR)^	280,300	12,136,990

		31,236,837

Total Information Technology		213,993,365

Materials (2.6%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	72,507	4,372,172
Dow Chemical Co.	147,000	6,545,910
DuPont (E.I.) de Nemours & Co.	64,450	2,771,995
Huntsman Corp.*	182,300	3,695,221
Methanex Corp.	105,900	1,744,173

		19,129,471

Metals & Mining (0.6%)
Alcoa, Inc.	243,300	6,357,429

Paper & Forest Products (0.2%)
International Paper Co.	82,900	2,504,409

Total Materials		27,991,309

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.7%)
Qwest Communications International, Inc.*	826,000	3,064,460
SBC Communications, Inc.	70,000	1,662,500
Sprint Corp.	807,900	20,270,211
Verizon Communications, Inc.	106,300	3,672,665

		28,669,836

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	93,700	1,969,574

Total Telecommunication Services		30,639,410

Utilities (1.8%)
Multi-Utilities (1.8%)
AES Corp.*	456,600	7,479,108
Calpine Corp.*^	638,600	2,171,240
Duke Energy Corp.^	255,500	7,596,015
MDU Resources Group, Inc.^	80,200	2,259,234

Total Utilities		19,505,597

Total Common Stocks (99.4%) (Cost $924,976,259)		1,049,891,278

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.5%)
Barclays Capital
3.47%, 7/1/05	$13,505,282	13,505,282
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	15,000,000	15,000,000
Dresdner Bank AG
3.49%, 7/1/05	5,000,000	5,000,000
General Electric Capital Corp.
3.54%, 5/12/06 (l)	2,004,200	2,004,200
Merrill Lynch and Co., Inc.
3.21%, 10/19/06 (l)	5,000,000	5,000,000
Morgan Stanley
3.62%, 6/30/06 (l)	3,000,000	3,000,000
Nomura Securities
3.51%, 7/1/05	3,000,000	3,000,000
Nordeutsche Landesbank N.Y.
3.34%, 3/30/06 (l)	$5,996,924	$5,996,924
Westdeutsche Landesbank N.Y.
3.34%, 7/13/05 (l)	5,999,397	5,999,397

Total Short-Term Investments of Cash Collateral for Securities Loaned		58,505,803

Time Deposit (1.3%)
JPMorgan Chase Nassau
2.70%, 7/1/05	13,129,153	13,129,153

Total Short-Term Investments (6.8%) (Amortized Cost $71,634,956)		71,634,956

Total Investments (106.2%) (Cost/Amortized Cost $996,611,215)		1,121,526,234
Other Assets Less Liabilities (-6.2%)		(65,217,383)

Net Assets (100%)		$1,056,308,851

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$186,504,762
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$105,774,544

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$153,769,228
Aggregate gross unrealized depreciation	(33,607,872)

Net unrealized appreciation	$120,161,356

Federal income tax cost of investments	$1,001,364,878

At June 30, 2005, the Portfolio had loaned securities with a total value of $56,874,304. This was secured by collateral of $58,505,803 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Financials (0.2%)
Diversified Financial Services (0.2%)
Leucadia National Corp.	3,909	$151,005

Total Financials		151,005

Health Care (0.3%)
Health Care Equipment & Supplies (0.3%)
Dade Behring Holdings, Inc.*	4,000	260,040

Total Health Care		260,040

Information Technology (0.0%)
Computers & Peripherals (0.0%)
ATSI Holdings, Inc.*†	4,056	—

Total Information Technology		—

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
Nextlink Communications, Inc.
Escrow Shares*†	1,050,000	—
Nextlink Communications, Inc.
Escrow Shares*†	50,000	—
Telewest Global, Inc.*	7,644	174,130
XO Communications, Inc.*	935	2,487

Total Telecommunication Services		176,617

Total Common Stocks (0.7%) (Cost $2,373,891)		587,662

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (27.5%)
Auto Components (0.6%)
TRW Automotive, Inc.
9.375%, 2/15/13	$487,000	539,353

Distributors (0.7%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	600,000	600,000

Hotels, Restaurants & Leisure (8.9%)
American Casino & Entertainment Properties LLC
7.850%, 2/1/12	350,000	371,000
Boyd Gaming Corp.
7.750%, 12/15/12	475,000	507,656
6.750%, 4/15/14	375,000	384,375
Caesars Entertainment, Inc.
7.875%, 3/15/10	850,000	952,000
8.125%, 5/15/11	400,000	460,000
Hilton Hotels Corp.
7.625%, 5/15/08	25,000	27,009
Intrawest Corp.
7.500%, 10/15/13	325,000	333,531
John Q. Hammons Hotels LP
8.875%, 5/15/12	250,000	272,500
Landry’s Restaurants, Inc.
7.500%, 12/15/14	575,000	556,312
Mandalay Resort Group, Series B
10.250%, 8/1/07	125,000	137,500
MGM Mirage, Inc.
6.750%, 8/1/07	200,000	206,250
6.000%, 10/1/09	300,000	301,500
8.500%, 9/15/10	600,000	666,000
Mohegan Tribal Gaming Authority
6.375%, 7/15/09	200,000	204,000
7.125%, 8/15/14	225,000	235,688
Royal Caribbean Cruises Ltd.
8.000%, 5/15/10	$500,000	$553,750
Seneca Gaming Corp.
7.250%, 5/1/12	250,000	258,437
7.250%, 5/1/12 §	100,000	103,375
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	700,000	789,250
Station Casinos, Inc.
6.875%, 3/1/16 §	150,000	154,125
6.875%, 3/1/16	225,000	231,188

		7,705,446

Household Durables (0.9%)
Interface, Inc.
10.375%, 2/1/10	350,000	385,000
K Hovnanian Enterprises, Inc.
6.000%, 1/15/10	225,000	221,344
Sealy Mattress Co.
8.250%, 6/15/14	175,000	176,750

		783,094

Internet & Catalog Retail (0.4%)
FTD, Inc.
7.750%, 2/15/14	389,000	381,220

Leisure Equipment & Products (0.3%)
Riddell Bell Holdings, Inc.
8.375%, 10/1/12	250,000	250,625

Media (10.0%)
Adelphia Communications Corp.
7.875%, 5/1/09 (h)	50,000	42,250
9.375%, 11/15/09 (h)	400,000	354,000
American Media Operations, Inc.
8.875%, 1/15/11	175,000	165,813
Block Communications, Inc.
9.250%, 4/15/09	250,000	266,250
CBD Media, Inc.
8.625%, 6/1/11	175,000	180,250
Corus Entertainment, Inc.
8.750%, 3/1/12	675,000	723,937
CSC Holdings, Inc.
8.125%, 7/15/09	25,000	25,313
7.625%, 4/1/11	750,000	740,625
Dex Media East LLC Finance Co.
9.875%, 11/15/09	100,000	110,250
12.125%, 11/15/12	325,000	389,187
Dex Media West LLC/Dex Media Finance Co.
8.500%, 8/15/10	100,000	109,000
9.875%, 8/15/13	440,000	501,600
Dex Media, Inc.
8.000%, 11/15/13	200,000	212,500
DirecTV Holdings LLC
8.375%, 3/15/13	32,000	35,440
6.375%, 6/15/15 (b)	575,000	572,125
Echostar DBS Corp.
6.375%, 10/1/11	250,000	247,813
6.625%, 10/1/14	450,000	444,375
Emmis Operating Co.
6.875%, 5/15/12	175,000	173,250
Houghton Mifflin Co.
8.250%, 2/1/11	450,000	466,875
Imax Corp.
9.625%, 12/1/10	500,000	525,000
Inmarsat Finance plc
7.625%, 6/30/12	100,000	105,500
Mediacom LLC
9.500%, 1/15/13	275,000	274,312

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Primedia, Inc.
8.875%, 5/15/11	$400,000	$419,000
R.H. Donnelley Corp.
6.875%, 1/15/13 §	200,000	204,000
RH Donnelley, Inc.
10.875%, 12/15/12	300,000	348,750
Rogers Cable, Inc.
6.250%, 6/15/13	275,000	274,312
Sinclair Broadcast Group, Inc.
8.750%, 12/15/11	350,000	367,500
Videotron Ltee
6.880%, 1/15/14	350,000	356,125

		8,635,352

Multiline Retail (1.5%)
J.C. Penney Co., Inc.
8.000%, 3/1/10	100,000	110,000
7.650%, 8/15/16	700,000	792,750
Saks, Inc.
8.250%, 11/15/08	350,000	367,938

		1,270,688

Specialty Retail (2.3%)
Asbury Automotive Group, Inc.
9.000%, 6/15/12	200,000	204,500
8.000%, 3/15/14	175,000	168,875
Jo-Ann Stores, Inc.
7.500%, 3/1/12	700,000	689,500
Michaels Stores, Inc.
9.250%, 7/1/09	625,000	653,906
PETCO Animal Supplies, Inc.
10.750%, 11/1/11	22,000	24,530
Sonic Automotive, Inc.
8.625%, 8/15/13	250,000	252,500

		1,993,811

Textiles, Apparel & Luxury Goods (1.9%)
Fruit of the Loom Ltd.
8.875%, 4/15/06 †(h)	299,749	—
INVISTA
9.250%, 5/1/12 §	275,000	300,437
Levi Strauss & Co.
7.730%, 4/1/12 (l)	300,000	283,500
Perry Ellis International, Inc.
8.875%, 9/15/13	450,000	450,000
Phillips-Van Heusen Corp.
7.250%, 2/15/11	450,000	472,500
8.125%, 5/1/13	125,000	135,313

		1,641,750

Total Consumer Discretionary		23,801,339

Consumer Staples (6.0%)
Beverages (0.2%)
Cott Beverages, Inc.
8.000%, 12/15/11	125,000	134,063

Food & Staples Retailing (1.4%)
Delhaize America, Inc.
8.125%, 4/15/11	225,000	252,357
Ingles Markets, Inc.
8.875%, 12/1/11	625,000	635,156
Jean Coutu Group, Inc.
7.630%, 8/1/12	350,000	361,375

		1,248,888

Food Products (1.7%)
Chiquita Brands International, Inc.
7.500%, 11/1/14	175,000	162,750
8.875%, 12/1/15 §	225,000	223,312
Dole Foods Co.
8.625%, 5/1/09	382,000	406,830
Pilgrim’s Pride Corp.
9.250%, 11/15/13	$75,000	$83,250
Smithfield Foods, Inc.
7.625%, 2/15/08	350,000	364,000
7.750%, 5/15/13	200,000	218,000

		1,458,142

Household Products (1.5%)
Central Garden & Pet Co.
9.125%, 2/1/13	500,000	537,500
Johnsondiversey, Inc.
9.625%, 5/15/12	300,000	304,500
Spectrum Brands, Inc.
8.500%, 10/1/13	475,000	496,375

		1,338,375

Personal Products (1.2%)
Elizabeth Arden, Inc.
7.750%, 1/15/14	475,000	495,187
NBTY, Inc.
8.625%, 9/15/07	550,000	547,250

		1,042,437

Total Consumer Staples		5,221,905

Energy (6.3%)
Energy Equipment & Services (1.2%)
Hanover Compressor Co.
(Zero Coupon) 3/31/07	100,000	88,000
Hanover Equipment Trust,
Series 01-B
8.750%, 9/1/11	475,000	504,688
Key Energy Services, Inc.
8.375%, 3/1/08	100,000	103,500
Universal Compression, Inc.
7.250%, 5/15/10	325,000	339,625

		1,035,813

Oil & Gas (5.1%)
Chesapeake Energy Corp.
6.625%, 1/15/16 §	250,000	258,125
Citgo Petroleum Corp.
6.000%, 10/15/11	325,000	324,187
El Paso Corp.
7.000%, 5/15/11	200,000	199,500
7.875%, 6/15/12	400,000	412,000
Kerr McGee Corp.
5.340%, 5/24/07	75,000	75,431
5.790%, 5/24/11	100,000	101,472
6.875%, 9/15/11	400,000	427,107
Pemex Project Funding Master Trust
9.375%, 12/2/08 §	125,000	142,188
Stone Energy Corp.
6.750%, 12/15/14	175,000	170,188
Teekay Shipping Corp.
8.875%, 7/15/11	1,000,000	1,141,250
Williams Cos., Inc.
7.125%, 9/1/11	600,000	648,000
YPF S. A.
9.125%, 2/24/09	500,000	547,500

		4,446,948

Total Energy		5,482,761

Financials (9.0%)
Capital Markets (0.3%)
Arch Western Finance LLC
6.750%, 7/1/13	300,000	309,750

Commercial Banks (0.8%)
Western Financial Bank
9.625%, 5/15/12	650,000	708,500

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Finance (2.0%)
General Motors Acceptance Corp.
6.150%, 4/5/07	$100,000	$99,480
6.875%, 9/15/11	500,000	461,544
6.750%, 12/1/14	150,000	134,201
8.000%, 11/1/31	1,125,000	1,003,886

		1,699,111

Diversified Financial Services (2.3%)
American Real Estate Partners Finance Corp.
7.125%, 2/15/13 §	200,000	196,000
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14	406,000	454,720
Dollar Financial Group, Inc.
9.750%, 11/15/11	600,000	618,750
Refco Finance Holdings LLC
9.000%, 8/1/12	625,000	662,500
Residential Capital Corp.
6.375%, 6/30/10 §	75,000	75,361

		2,007,331

Real Estate (3.6%)
Felcor Lodging LP (REIT)
8.500%, 6/1/11	775,000	846,687
HMH Properties, Inc.,
Series B (REIT)
7.875%, 8/1/08	9,000	9,135
Host Marriott LP (REIT)
9.500%, 1/15/07	475,000	503,500
7.000%, 8/15/12	125,000	129,687
6.375%, 3/15/15 §	75,000	74,250
La Quinta Properties, Inc. (REIT)
7.000%, 8/15/12	225,000	232,594
Meristar Hospitality Corp. (REIT)
9.125%, 1/15/11	250,000	262,500
Thornburg Mortgage, Inc. (REIT)
8.000%, 5/15/13	500,000	512,500
Ventas Realty LP/Capital Corp.(REIT)
7.125%, 6/1/15 §	500,000	520,000

		3,090,853

Total Financials		7,815,545

Health Care (4.4%)
Health Care Equipment & Supplies (0.5%)
Fisher Scientific International, Inc.
6.125%, 7/1/15 §	75,000	75,094
Leiner Health Products, Inc.
11.000%, 6/1/12	150,000	147,000
WH Holdings Ltd./ WH Capital Corp.
9.500%, 4/1/11	240,000	256,800

		478,894

Health Care Providers & Services (3.9%)
Alderwoods Group, Inc.
7.750%, 9/15/12 §.	500,000	530,625
AmerisourceBergen Corp.
8.125%, 9/1/08	150,000	162,750
Beverly Enterprises, Inc.
7.875%, 6/15/14	100,000	109,000
Carriage Services, Inc.
7.875%, 1/15/15 §	300,000	316,500
HCA, Inc.
6.950%, 5/1/12	275,000	292,192
7.500%, 11/6/33	75,000	80,665
HEALTHSOUTH Corp.
8.500%, 2/1/08	300,000	305,250
IASIS Healthcare Capital Corp.
8.750%, 6/15/14	275,000	298,375
Service Corp. International
7.700%, 4/15/09	$75,000	$80,250
6.750%, 4/1/16	225,000	230,063
Tenet Healthcare Corp.
9.250%, 2/1/15 §	500,000	518,750
U.S. Oncology, Inc.
9.000%, 8/15/12	400,000	428,000

		3,352,420

Total Health Care		3,831,314

Industrials (9.4%)
Aerospace & Defense (1.7%)
Argo-Tech Corp.
9.250%, 6/1/11	400,000	434,000
Bombardier, Inc.
6.750%, 5/1/12 §	375,000	356,250
Esterline Technologies Corp.
7.750%, 6/15/13	225,000	238,500
L-3 Communications Corp.
6.125%, 7/15/13	75,000	75,375
5.875%, 1/15/15	150,000	145,500
Moog, Inc.
6.250%, 1/15/15	200,000	199,500

		1,449,125

Building Products (0.9%)
Building Materials Corp. of America
7.750%, 7/15/05	300,000	299,816
Goodman Global Holdings Co., Inc.
7.875%, 12/15/12 §	500,000	462,500

		762,316

Commercial Services & Supplies (1.2%)
Adesa, Inc.
7.625%, 6/15/12	250,000	253,750
Allied Waste North America,
Series B
8.875%, 4/1/08	100,000	105,000
5.750%, 2/15/11 §	350,000	327,250
Corrections Corp. of America
7.500%, 5/1/11	325,000	338,406

		1,024,406

Electrical Equipment (1.2%)
Dresser, Inc.
9.375%, 4/15/11	750,000	789,375
Thomas & Betts Corp.
7.250%, 6/1/13	200,000	219,302

		1,008,677

Industrial Conglomerates (0.5%)
Trinity Industries, Inc.
6.500%, 3/15/14	450,000	447,750

Machinery (3.2%)
Briggs & Stratton Corp.
8.875%, 3/15/11	300,000	342,750
Case New Holland, Inc.
6.000%, 6/1/09 §	300,000	288,000
9.250%, 8/1/11 §	600,000	630,000
Douglas Dynamics LLC
7.750%, 1/15/12 §	350,000	343,000
Dresser-Rand Group, Inc.
7.375%, 11/1/14 §	200,000	208,000
Flowserve Corp.
12.250%, 8/15/10	625,000	675,000
Navistar International Corp.
6.250%, 3/1/12 §	75,000	72,375
Series B
9.375%, 6/1/06	250,000	258,750

		2,817,875

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Marine (0.2%)
Horizon Lines LLC
9.000%, 11/1/12 §
	$175,000	$183,313

Road & Rail (0.5%)
United Rentals North America, Inc.
6.500%, 2/15/12	450,000	442,687

Total Industrials		8,136,149

Information Technology (2.6%)
Aerospace & Defense (0.5%)
Titan Corp.
8.000%, 5/15/11	400,000	429,000

Communications Equipment (0.6%)
American Towers, Inc.
7.250%, 12/1/11	475,000	501,125

Office Electronics (1.5%)
Xerox Corp.
7.125%, 6/15/10	200,000	212,750
7.625%, 6/15/13	175,000	188,344
7.200%, 4/1/16	875,000	945,000

		1,346,094

Total Information Technology		2,276,219

Materials (8.8%)
Chemicals (2.4%)
Equistar Chemicals LP
10.625%, 5/1/11	250,000	275,937
FMC Corp.
10.250%, 11/1/09	150,000	168,938
Hercules, Inc.
6.750%, 10/15/29	650,000	630,500
Huntsman International LLC
9.875%, 3/1/09	175,000	187,250
Nalco Co.
7.750%, 11/15/11	100,000	106,500
8.875%, 11/15/13	175,000	187,687
Nova Chemicals Corp.
6.500%, 1/15/12	50,000	48,500
Pioneer Cos., Inc.
6.990%, 12/31/06 (l)	8,681	8,681
Rockwood Specialties Group, Inc.
7.500%, 11/15/14 §	335,000	332,487
Westlake Chemical Corp.
8.750%, 7/15/11	163,000	177,263

		2,123,743

Construction Materials (1.2%)
Texas Industries, Inc.
10.250%, 6/15/11	550,000	637,313
7.250%, 7/15/13 §	175,000	179,375
U.S. Concrete, Inc.
8.375%, 4/1/14	250,000	235,000

		1,051,688

Containers & Packaging (1.3%)
Owens-Brockway Glass Container, Inc.
8.750%, 11/15/12	150,000	165,375
Owens-Illinois, Inc.
7.350%, 5/15/08	775,000	804,063
Stone Container Finance
7.375%, 7/15/14	150,000	141,000

		1,110,438

Metals & Mining (2.0%)
AK Steel Corp.
7.875%, 2/15/09	$100,000	$91,000
Foundation PA Coal Co.
7.250%, 8/1/14	100,000	105,000
International Steel Group, Inc.
6.500%, 4/15/14	75,000	72,000
Ispat Inland ULC
9.750%, 4/1/14	292,000	340,180
Massey Energy Co.
6.625%, 11/15/10	200,000	206,000
Novelis, Inc.
7.250%, 2/15/15 §	375,000	376,406
Steel Dynamics, Inc.
9.500%, 3/15/09	450,000	478,125
United States Steel LLC
10.750%, 8/1/08	33,000	36,630

		1,705,341

Paper & Forest Products (1.9%)
Bowater, Inc.
6.500%, 6/15/13	150,000	148,125
Buckeye Technologies, Inc.
8.500%, 10/1/13	400,000	408,000
Georgia-Pacific Corp.
8.125%, 5/15/11	550,000	620,125
9.500%, 12/1/11	250,000	301,875
Neenah Paper, Inc.
7.375%, 11/15/14 §	100,000	97,000
Norske Skog Canada Ltd.
7.375%, 3/1/14	75,000	73,500

		1,648,625

Total Materials		7,639,835

Telecommunication Services (10.2%)
Diversified Telecommunication Services (4.3%)
AT&T Corp.
9.050%, 11/15/11	400,000	461,000
Citizens Communications Co.
6.250%, 1/15/13	500,000	483,750
Hawaiian Telcom Communications, Inc.
7.500%, 10/31/12	75,000	75,703
9.750%, 5/1/13 §	300,000	318,000
MCI, Inc.
8.735%, 5/1/14	850,000	953,062
Pathnet, Inc.
12.250%, 4/15/08 †(h)	250,000	—
Qwest Corp.
8.875%, 3/15/12 §	150,000	163,125
Qwest Services Corp.
13.500%, 12/15/10	1,102,000	1,272,810
Williams Communications Group, Inc.
11.700%, 8/1/08 †(h)	575,000	—

		3,727,450

Wireless Telecommunication Services (5.9%)
American Cellular Corp.
10.000%, 8/1/11	700,000	710,500
Intelsat Bermuda Ltd.
8.250%, 1/15/13 §	175,000	180,688
8.625%, 1/15/15 §	850,000	896,750
New Skies Satellites N.V.
9.125%, 11/1/12 §	300,000	297,750
Nextel Communications, Inc.
5.950%, 3/15/14	850,000	882,937
PanAmSat Corp.
6.375%, 1/15/08	75,000	76,125
9.000%, 8/15/14	456,000	497,610

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Rogers Wireless, Inc.
9.625%, 5/1/11	$275,000	$322,781
7.500%, 3/15/15	675,000	734,063
SBA Communications Corp.
8.500%, 12/1/12	400,000	431,000
Zeus Special Subsidiary, Ltd.
0.000%, 2/1/15 §(e)	50,000	33,375

		5,063,579

Total Telecommunication Services		8,791,029

Utilities (9.7%)
Electric Utilities (5.6%)
CMS Energy Corp.
8.900%, 7/15/08	150,000	163,125
7.500%, 1/15/09	550,000	578,875
7.750%, 8/1/10	50,000	53,750
Edison Mission Energy
9.875%, 4/15/11	375,000	439,219
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14 §	200,000	194,500
Midwest Generation LLC
8.750%, 5/1/34	450,000	504,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
8.500%, 9/1/10	450,000	475,875
Nevada Power Co.
6.500%, 4/15/12	300,000	313,500
5.875%, 1/15/15 §	100,000	100,500
Sierra Pacific Resources
8.625%, 3/15/14	400,000	442,000
TECO Energy, Inc.
7.500%, 6/15/10	150,000	163,500
6.750%, 5/1/15 §	125,000	132,500
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	75,000	75,937
Texas Genco Financing Corp. LLC
6.875%, 12/15/14 §	550,000	578,875
TXU Corp.
5.550%, 11/15/14 §	675,000	654,653

		4,870,809

Gas Utilities (0.7%)
AmeriGas Partners LP
7.125%, 5/20/15 §	100,000	104,000
ANR Pipeline Co.
8.875%, 3/15/10	50,000	54,846
Suburban Propane Partners LP
6.875%, 12/15/13	475,000	451,250

		610,096

Multi-Utilities & Unregulated Power (3.4%)
AES Corp.
9.500%, 6/1/09	400,000	446,000
8.875%, 2/15/11	200,000	223,000
8.750%, 5/15/13 §	200,000	223,500
Dynegy Holdings, Inc.
9.875%, 7/15/10 §	250,000	276,250
NRG Energy, Inc.
8.000%, 12/15/13 §	590,000	622,450
Reliant Energy, Inc.
9.250%, 7/15/10	350,000	381,500
9.500%, 7/15/13	200,000	222,000
6.750%, 12/15/14	150,000	146,625
Southern Natural Gas Co.
8.875%, 3/15/10	$375,000	$411,348

		2,952,673

Total Utilities		8,433,578

Total Long-Term Debt Securities (93.9%) (Cost $78,516,751)		81,429,674

	Number of Warrants
WARRANTS:
Health Care (0.1%)
Biotechnology (0.1%)
Charles River Laboratories International, Inc.,
$5.19, expiring 10/1/09*†	250	81,771

Total Health Care		81,771

Industrials (0.0%)
Transportation Infrastructure (0.0%)
TBS Shipping International Ltd.,
Series A, $0.00, expiring 2/14/07*†	8,846	—
Series B, $0.00, expiring 2/15/07*†	2,059	—
Series C, $0.00, expiring 2/15/07*†	2,428	—

Total Industrials		—

Information Technology (0.0%)
Communications Equipment (0.0%)
Loral Space & Communications,
$23.70, expiring 12/27/06*†	5,235	—
Loral Space & Communications,
$0.14, expiring 1/31/07*†	600	—

		—

Internet Software & Services (0.0%)
Verado Holdings, Inc.,
$0.01, expiring 4/15/08*†	300	—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Pathnet, Inc.,
$0.001, expiring 4/15/08*†	250	—
XO Communications, Inc.,
$6.25, expiring 1/16/10*	1,872	655
XO Communications, Inc.,
$7.50, expiring 1/16/10*	1,403	365
XO Communications, Inc.,
$10.00, expiring 1/16/10*.	1,403	295

		1,315

Wireless Telecommunication Services (0.0%)
e.Spire Communications, Inc.,
$7.15, expiring 11/1/05*†(b)	300	—
Leap Wireless International, Inc.,
$96.80, expiring 4/15/10*†(b)	4,500	—

		—

Total Telecommunication Services		1,315

Total Warrants (0.1%) (Cost $5,940)		83,086

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.9%)
JPMorgan Chase Nassau
2.70%, 7/1/05 (Amortized Cost $3,425,418)	$3,425,418	$3,425,418
Total Investments (98.6%) (Cost/Amortized Cost $84,322,000)		85,525,840
Other Assets Less Liabilities (1.4%)		1,239,533

Net Assets (100%)		$86,765,373

*	Non-income producing.

†	Securities (totaling $81,771 or 0.09% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $12,400,951 or 14.29% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default, non-income producing.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

REIT — Real Estate Investment Trust

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$21,734,994
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$21,901,931

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$4,138,180
Aggregate gross unrealized depreciation	(2,970,394)

Net unrealized appreciation	$1,167,786

Federal income tax cost of investments	$84,358,054

The Portfolio has a net capital loss carryforward of $25,536,259 of which $2,154,141 expires in the year 2007, $4,139,621 expires in the year 2008, $6,348,144 expires in the year 2009, $10,736,475 expires in the year 2010, and $2,157,878 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (25.7%)
Hotels, Restaurants & Leisure (11.7%)
Four Seasons Hotels, Inc.	31,874	$2,106,871
MGM Mirage, Inc.*	16,892	668,585
Royal Caribbean Cruises Ltd.	17,516	847,074
Starbucks Corp.*	16,860	870,988
Wynn Resorts Ltd.*	7,067	334,057
Yum! Brands, Inc.*	25,269	1,316,010

		6,143,585

Household Durables (5.9%)
Harman International Industries, Inc.	2,470	200,959
KB Home	8,488	647,040
Lennar Corp., Class A	17,643	1,119,448
MDC Holdings, Inc.	9,276	762,951
Toll Brothers, Inc.*	3,810	386,906

		3,117,304

Multiline Retail (2.1%)
Target Corp.	20,078	1,092,444

Specialty Retail (3.5%)
Lowe’s Cos., Inc.	31,370	1,826,361

Textiles, Apparel & Luxury Goods (2.5%)
NIKE, Inc., Class B	15,476	1,340,222

Total Consumer Discretionary		13,519,916

Consumer Staples (6.0%)
Food & Staples Retailing (2.2%)
CVS Corp.	23,327	678,116
Walgreen Co.	9,888	454,749

		1,132,865

Household Products (3.8%)
Procter & Gamble Co.	37,941	2,001,388

Total Consumer Staples		3,134,253

Energy (0.4%)
Oil & Gas (0.4%)
Canadian Natural Resources Ltd.	5,128	186,556

Total Energy		186,556

Financials (14.8%)
Capital Markets (2.7%)
Goldman Sachs Group, Inc.	2,134	217,710
Lehman Brothers Holdings, Inc.	200	19,856
UBS AG (Registered)	14,942	1,163,235

		1,400,801

Commercial Banks (0.4%)
UCBH Holdings, Inc.	12,044	195,595
Wells Fargo & Co.	300	18,474

		214,069

Consumer Finance (4.4%)
SLM Corp.	46,061	2,339,899

Diversified Financial Services (3.6%)
Chicago Mercantile Exchange	3,446	1,018,293
Citigroup, Inc.	18,411	851,140

		1,869,433

Real Estate (1.0%)
The St. Joe Co.	6,598	538,001

Thrifts & Mortgage Finance (2.7%)
Countrywide Financial Corp.	36,660	1,415,443

Total Financials		7,777,646

Health Care (29.7%)
Biotechnology (7.5%)
Genentech, Inc.*	49,291	$3,957,081

Health Care Equipment & Supplies (5.5%)
Medtronic, Inc.	19,176	993,125
Zimmer Holdings, Inc.*	24,597	1,873,554

		2,866,679

Health Care Providers & Services (11.4%)
Aetna, Inc.	30	2,485
PacifiCare Health Systems, Inc.*	3,144	224,639
Quest Diagnostics, Inc.	19,750	1,052,082
UnitedHealth Group, Inc.	90,336	4,710,119
WellPoint, Inc.*	50	3,482

		5,992,807

Pharmaceuticals (5.3%)
Johnson & Johnson	14,152	919,880
Pfizer, Inc.	28,283	780,045
Sanofi-Aventis (ADR)	27,120	1,111,649

		2,811,574

Total Health Care		15,628,141

Industrials (15.1%)
Aerospace & Defense (4.6%)
General Dynamics Corp.	8,329	912,359
Lockheed Martin Corp.	7,195	466,739
United Technologies Corp.	20,748	1,065,410

		2,444,508

Air Freight & Logistics (3.5%)
FedEx Corp.	22,418	1,816,082

Industrial Conglomerates (4.8%)
General Electric Co.	73,237	2,537,662

Machinery (2.2%)
Caterpillar, Inc.	12,201	1,162,877

Total Industrials		7,961,129

Information Technology (7.1%)
Communications Equipment (3.1%)
Cisco Systems, Inc.*	21,000	401,310
QUALCOMM, Inc.	36,558	1,206,780

		1,608,090

Internet Software & Services (3.1%)
Google, Inc., Class A*	5,618	1,652,535

Semiconductors & Semiconductor Equipment (0.6%)
Intel Corp.	11,500	299,690

Software (0.3%)
Adobe Systems, Inc.	6,033	172,664

Total Information Technology		3,732,979

Utilities (1.1%)
Electric Utilities (1.1%)
TXU Corp.	7,300	606,557

Total Utilities		606,557

Total Common Stocks (99.9%) (Cost $37,039,218)		52,547,177

EQ ADVISORS TRUST

EQ/ENTERPRISE CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 2.70%, 7/1/05
(Amortized Cost $156,444)	$156,444	$156,444

Total Investments (100.2%) (Cost/Amortized Cost $37,195,662)		52,703,621
Other Assets Less Liabilities (-0.2%)		(120,119)

Net Assets (100%)		$52,583,502

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$18,576,520
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$20,933,521

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$15,816,647
Aggregate gross unrealized depreciation	(454,068)

Net unrealized appreciation	$15,362,579

Federal income tax cost of investments	$37,341,042

For the six months ended June 30, 2005, the Portfolio incurred approximately $5 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $24,563,341 of which $3,761,011 expires in the year 2008, $14,631,447 expires in the year 2009, and $6,170,883 expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE DEEP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.5%)
Hotels, Restaurants & Leisure (2.3%)
McDonald’s Corp.	5,820	$161,505

Media (4.6%)
Comcast Corp., Class A*	5,200	159,640
Time Warner, Inc.*	9,610	160,583

		320,223

Multiline Retail (1.8%)
Dollar General Corp.	6,110	124,400

Textiles, Apparel & Luxury Goods (0.8%)
NIKE, Inc., Class B	600	51,960

Total Consumer Discretionary		658,088

Consumer Staples (7.3%)
Beverages (1.4%)
PepsiCo, Inc.	1,750	94,377

Food & Staples Retailing (2.9%)
CVS Corp.	6,980	202,909

Food Products (2.3%)
Kellogg Co.	3,590	159,540

Household Products (0.7%)
Kimberly-Clark Corp.	720	45,065

Total Consumer Staples		501,891

Energy (9.1%)
Energy Equipment & Services (2.7%)
GlobalSantaFe Corp .	4,600	187,680

Oil & Gas (6.4%)
ConocoPhillips	600	34,494
Exxon Mobil Corp.	6,690	384,474
Occidental Petroleum Corp.	300	23,079

		442,047

Total Energy		629,727

Financials (22.6%)
Capital Markets (0.6%)
Goldman Sachs Group, Inc.	420	42,848

Commercial Banks (9.7%)
Bank of America Corp.	6,900	314,709
National City Corp.	5,040	171,965
SunTrust Banks, Inc.	800	57,792
Wells Fargo & Co.	2,050	126,239

		670,705

Diversified Financial Services (6.9%)
Citigroup, Inc.	6,560	303,269
JPMorgan Chase & Co.	2,718	96,000
Principal Financial Group	1,800	75,420

		474,689

Insurance (3.0%)
ACE Ltd.	440	19,734
American International Group, Inc.	1,600	92,960
Chubb Corp.	1,120	95,883

		208,577

Real Estate (0.3%)
CB Richard Ellis Services, Inc., Class A*	400	17,544

Thrifts & Mortgage Finance (2.1%)
Golden West Financial Corp.	1,700	109,446
Washington Mutual, Inc.	860	$34,993

		144,439

Total Financials		1,558,802

Health Care (10.0%)
Health Care Equipment & Supplies (2.6%)
Baxter International, Inc.	3,050	113,155
Beckman Coulter, Inc.	1,030	65,477

		178,632

Health Care Providers & Services (2.4%)
WellPoint, Inc.*	2,400	167,136

Pharmaceuticals (5.0%)
Pfizer, Inc.	4,770	131,557
Watson Pharmaceuticals, Inc.*	2,600	76,856
Wyeth	3,100	137,950

		346,363

Total Health Care		692,131

Industrials (13.6%)
Aerospace & Defense (2.1%)
General Dynamics Corp.	700	76,678
Precision Castparts Corp.	900	70,110

		146,788

Airlines (1.8%)
Southwest Airlines Co.	8,760	122,027

Commercial Services & Supplies (0.4%)
Manpower, Inc.	700	27,846

Electrical Equipment (1.6%)
Emerson Electric Co.	630	39,457
Rockwell Automation, Inc.	1,410	68,681

		108,138

Industrial Conglomerates (0.9%)
Tyco International Ltd.	2,150	62,780

Machinery (4.6%)
Caterpillar, Inc.	2,550	243,040
Illinois Tool Works, Inc.	400	31,872
Parker-Hannifin Corp.	700	43,407

		318,319

Road & Rail (2.2%)
CSX Corp.	3,530	150,590

Total Industrials		936,488

Information Technology (5.9%)
Communications Equipment (1.1%)
Nokia OYJ (ADR)	4,500	74,880

Semiconductors & Semiconductor Equipment (4.8%)
Applied Materials, Inc.	5,820	94,168
Intel Corp.	3,100	80,786
Lam Research Corp.*	1,900	54,986
Teradyne, Inc.*	8,450	101,146

		331,086

Total Information Technology		405,966

Materials (8.8%)
Chemicals (4.8%)
Dow Chemical Co.	2,300	102,419
DuPont (E.I.) de Nemours & Co.	4,050	174,191
Huntsman Corp.*	2,500	50,675

		327,285

Metals & Mining (4.0%)
Alcoa, Inc.	7,170	187,352

EQ ADVISORS TRUST

EQ/ENTERPRISE DEEP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Cameco Corp.	2,000	$89,500

		276,852

Total Materials		604,137

Telecommunication Services (4.7%)
Diversified Telecommunication Services (4.7%)
AT&T Corp.	2,200	41,888
BellSouth Corp.	3,410	90,604
SBC Communications, Inc.	3,730	88,587
Sprint Corp.	4,100	102,869

Total Telecommunication Services		323,948

Utilities (7.9%)
Electric Utilities (6.6%)
Consolidated Edison, Inc.	1,600	74,944
Entergy Corp.	900	67,995
Exelon Corp.	3,040	156,043
PPL Corp.	1,230	73,038
Progress Energy, Inc.	610	27,596
TXU Corp.	700	58,163

		457,779

Multi-Utilities & Unregulated Power (1.3%)
Dominion Resources, Inc.	960	70,455
SCANA Corp.	420	$17,938

		88,393

Total Utilities		546,172

Total Common Stocks (99.4%) (Cost $6,163,027)		6,857,350

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.6%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $110,364)	$110,364	110,364

Total Investments (101.0%) (Cost/Amortized Cost $6,273,391)		6,967,714
Other Assets Less Liabilities (-1.0%)		(67,246)

Net Assets (100%)		$6,900,468

*	Non-income producing.

  Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,626,205
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$844,710

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$880,545
Aggregate gross unrealized depreciation	(189,655)

Net unrealized appreciation	$690,890

Federal income tax cost of investments	$6,276,824

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE GLOBAL SOCIALLY RESPONSIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Bermuda (2.8%)
Ingersoll-Rand Co., Class A	860	$61,361
XL Capital Ltd., Class A	1,020	75,908

		137,269

Finland (2.3%)
Sampo OYJ, A shares	7,170	111,803

France (7.0%)
BNP Paribas S.A.	1,740	119,440
Schneider Electric S.A.	1,350	101,903
Societe Television Francaise 1	1,150	30,602
Vivendi Universal S.A.	2,800	88,339

		340,284

Germany (1.8%)
Deutsche Telekom AG (Registered)	4,660	86,317

Hong Kong (1.0%)
China Mobile (Hong Kong) Ltd.	13,500	50,278

Ireland (1.7%)
Kerry Group plc, Class A	3,290	82,170

Japan (5.7%)
Asahi Glass Co., Ltd.	7,000	73,658
Canon, Inc. (ADR)	1,430	75,261
Toyota Motor Corp.	3,600	128,978

		277,897

Netherlands (1.1%)
Royal Dutch Petroleum Co. (N.Y. Shares)	840	54,516

South Korea (7.3%)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,080	97,570
Kookmin Bank (ADR)	2,030	92,527
Samsung Electronics Co., Ltd.
(Non-Voting)	490	160,963

		351,060

Sweden (2.4%)
Sandvik AB	3,140	116,811

Switzerland (2.3%)
Credit Suisse Group	1,870	73,787
Novartis AG (Registered)	540	25,733
STMicroelectronics N.V.	780	12,522

		112,042

United Kingdom (9.9%)
BG Group plc.	8,720	71,742
BP plc.	23,950	249,418
Dixons Group plc.	35,960	101,197
Reckitt Benckiser plc.	1,850	54,549

		476,906

United States (53.7%)
3M Co.	440	31,812
Aflac, Inc.	3,950	170,956
Anadarko Petroleum Corp.	450	36,967
Apache Corp.	680	43,928
Avocent Corp.*	1,000	26,140
CarMax, Inc.*	3,220	85,813
Cisco Systems, Inc.*	2,860	54,655
Citigroup, Inc.	4,070	188,156
Eli Lilly & Co.	2,760	153,760
Fannie Mae	2,660	155,344
Illinois Tool Works, Inc.	480	38,246
Laureate Education, Inc.*	1,100	52,646
Lexmark International, Inc., Class A*	1,430	$92,707
Medtronic, Inc.	2,050	106,169
Mellon Financial Corp.	2,790	80,045
Merrill Lynch & Co., Inc.	2,070	113,871
Microsoft Corp.	3,490	86,692
Noble Energy, Inc.	520	39,338
PepsiCo, Inc.	2,010	108,399
PETCO Animal Supplies, Inc.*	1,880	55,122
Pfizer, Inc.	6,650	183,407
Praxair, Inc.	2,070	96,462
Procter & Gamble Co.	1,730	91,257
Tiffany & Co.	3,500	114,660
Wal-Mart Stores, Inc.	4,350	209,670
Walgreen Co.	1,990	91,520
Walt Disney Co.	3,710	93,418

		2,601,160

Total Common Stocks (99.0%) (Cost $4,408,680)		4,798,513

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.5%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $70,878)	$70,878	70,878

Total Investments (100.5%) (Cost/Amortized Cost $4,479,558)		4,869,391
Other Assets Less Liabilities (-0.5%)		(23,168)

Net Assets (100%)		$4,846,223

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	14.4%
Consumer Staples	13.2
Energy	10.2
Financials	24.4
Health Care	9.7
Industrials	11.8
Information Technology	10.5
Materials	2.0
Telecommunications Services	2.8
Cash and Other	1.0

100.0%

*	Non-income producing.

Glossary:

  ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/ENTERPRISE GLOBAL SOCIALLY RESPONSIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,002,867
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,064,045

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$554,484
Aggregate gross unrealized depreciation	(169,562)

Net unrealized appreciation	$384,922

Federal income tax cost of investments	$4,484,469

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE MANAGED PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.2%)
Hotels, Restaurants & Leisure (1.0%)
CBRL Group, Inc.	47,700	$1,853,622
Harrah’s Entertainment, Inc.	29,700	2,140,479
Shuffle Master, Inc.*	15,600	437,268
Yum! Brands, Inc.	28,400	1,479,072

		5,910,441

Household Durables (1.4%)
D.R. Horton, Inc.	119,233	4,484,353
Garmin Ltd.	35,300	1,509,075
Tempur-Pedic International, Inc.*	30,200	669,836
Yankee Candle Co., Inc.	51,500	1,653,150

		8,316,414

Media (3.0%)
Comcast Corp., Special Class A*	82,600	2,473,870
Lamar Advertising Co., Class A*	69,100	2,955,407
Time Warner, Inc.*	544,600	9,100,266
Viacom, Inc., Class B	99,800	3,195,596

		17,725,139

Multiline Retail (0.6%)
Dollar Tree Stores, Inc.*	67,100	1,610,400
Kohl’s Corp.*	31,500	1,761,165

		3,371,565

Specialty Retail (3.2%)
Chico’s FAS, Inc.*	47,200	1,618,016
Christopher & Banks Corp.	64,700	1,181,422
Gap, Inc.	68,800	1,358,800
Lowe’s Cos., Inc.	85,300	4,966,166
Michaels Stores, Inc.	126,200	5,220,894
O’Reilly Automotive, Inc.*	48,800	1,454,728
Pacific Sunwear of California, Inc.*	77,750	1,787,473
PETCO Animal Supplies, Inc.*	46,600	1,366,312

		18,953,811

Total Consumer Discretionary		54,277,370

Consumer Staples (4.3%)
Beverages (1.0%)
PepsiCo, Inc.	103,500	5,581,755

Food & Staples Retailing (0.2%)
Rite Aid Corp.*	322,100	1,346,378

Food Products (0.7%)
General Mills, Inc.	48,000	2,245,920
Kellogg Co.	42,100	1,870,924

		4,116,844

Household Products (1.4%)
Procter & Gamble Co.	151,200	7,975,800

Tobacco (1.0%)
Altria Group, Inc.	94,600	6,116,836

Total Consumer Staples		25,137,613

Energy (7.0%)
Energy Equipment & Services (1.5%)
GlobalSantaFe Corp.	93,900	3,831,120
Schlumberger Ltd.	68,600	5,209,484

		9,040,604

Oil & Gas (5.5%)
Chesapeake Energy Corp.	171,300	3,905,640
ConocoPhillips	125,000	7,186,250
Exxon Mobil Corp.	155,400	8,930,838
Noble Energy, Inc.	91,900	6,952,235
Petro-Canada	41,800	2,722,852
XTO Energy, Inc.	79,099	2,688,575

		32,386,390

Total Energy		41,426,994

Financials (12.3%)
Capital Markets (2.5%)
E*Trade Financial Corp.*	200,800	$2,809,192
Merrill Lynch & Co., Inc.	99,600	5,478,996
Northern Trust Corp.	81,400	3,711,026
State Street Corp.	56,200	2,711,650

		14,710,864

Commercial Banks (2.3%)
Bank of America Corp.	227,400	10,371,714
Zions Bancorp.	38,200	2,808,846

		13,180,560

Consumer Finance (0.3%)
Capital One Financial Corp.	22,400	1,792,224

Diversified Financial Services (1.6%)
Citigroup, Inc.	203,100	9,389,313

Insurance (2.3%)
Ambac Financial Group, Inc.	30,900	2,155,584
American International Group, Inc.	61,600	3,578,960
Gallagher (Arthur J.) & Co.	52,500	1,424,325
St. Paul Travelers Cos., Inc.	117,140	4,630,545
UnumProvident Corp.	98,000	1,795,360

		13,584,774

Mutual Funds (0.8%)
MidCap SPDR Trust Series 1	38,300	4,795,926

Real Estate (0.7%)
Simon Property Group, Inc. (REIT)	57,100	4,139,179

Thrifts & Mortgage Finance (1.8%)
Freddie Mac	26,800	1,748,164
Golden West Financial Corp.	59,700	3,843,486
IndyMac Bancorp, Inc.	52,100	2,122,033
Sovereign Bancorp, Inc.	127,100	2,839,414

		10,553,097

Total Financials		72,145,937

Health Care (12.1%)
Biotechnology (0.6%)
Genzyme Corp.*	61,000	3,665,490

Health Care Equipment & Supplies (3.7%)
Baxter International, Inc.	96,900	3,594,990
Biomet, Inc.	34,700	1,202,008
Cooper Cos., Inc.	26,400	1,606,704
Diagnostic Products Corp.	35,600	1,684,948
Edwards Lifesciences Corp.*	25,900	1,114,218
Fisher Scientific International, Inc.*	78,400	5,088,160
Kinetic Concepts, Inc.*	7,900	474,000
Medtronic, Inc.	114,700	5,940,313
Waters Corp.*	26,948	1,001,657

		21,706,998

Health Care Providers & Services (3.7%)
Coventry Health Care, Inc.*	44,100	3,120,075
Dendrite International, Inc.*	63,200	872,160
HCA, Inc.	69,100	3,915,897
Health Net, Inc.*	170,500	6,506,280
Omnicare, Inc.	40,000	1,697,200
Triad Hospitals, Inc.*	28,000	1,529,920
WellPoint, Inc.*	57,400	3,997,336

		21,638,868

Pharmaceuticals (4.1%)
Abbott Laboratories	140,900	6,905,509
Biovail Corp.*	117,200	1,818,944
Eli Lilly & Co.	46,500	2,590,515
Pfizer, Inc.	170,100	4,691,358
Schering-Plough Corp.	215,500	4,107,430

EQ ADVISORS TRUST

EQ/ENTERPRISE MANAGED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Wyeth	96,500	$4,294,250

		24,408,006

Total Health Care		71,419,362

Industrials (8.1%)
Aerospace & Defense (2.9%)
Engineered Support Systems	34,050	1,220,011
European Aeronautic Defense & Space Co.	99,350	3,169,326
General Dynamics Corp.	25,000	2,738,500
Precision Castparts Corp.	41,800	3,256,220
Rockwell Collins, Inc.	24,600	1,172,928
United Technologies Corp.	102,800	5,278,780

		16,835,765

Commercial Services & Supplies (1.1%)
Career Education Corp.*	54,200	1,984,262
ITT Educational Services, Inc.*	53,700	2,868,654
Waste Connections, Inc.*	46,900	1,748,901

		6,601,817

Industrial Conglomerates (2.1%)
General Electric Co.	258,100	8,943,165
Tyco International Ltd.	106,800	3,118,560

		12,061,725

Machinery (1.4%)
Caterpillar, Inc.	22,900	2,182,599
Ingersoll-Rand Co., Class A	51,300	3,660,255
Oshkosh Truck Corp.	20,800	1,628,224
Parker-Hannifin Corp.	15,700	973,557

		8,444,635

Road & Rail (0.3%)
Yellow Roadway Corp.*	30,400	1,544,320

Trading Companies & Distributors (0.3%)
Fastenal Co.	30,600	1,874,556

Total Industrials		47,362,818

Information Technology (11.5%)
Communications Equipment (2.4%)
Cisco Systems, Inc.*	266,400	5,090,904
Corning, Inc.*	321,300	5,340,006
Motorola, Inc	79,600	1,453,496
Polycom, Inc.*	161,700	2,410,947

		14,295,353

Computers & Peripherals (1.1%)
Dell, Inc.*	111,000	4,385,610
QLogic Corp.*	33,800	1,043,406
SanDisk Corp.*	51,600	1,224,468

		6,653,484

Electronic Equipment & Instruments (0.9%)
Benchmark Electronics, Inc.*	43,200	1,314,144
CDW Corp.	28,600	1,632,774
Symbol Technologies, Inc.	137,600	1,358,112
Tektronix, Inc.	29,600	688,792

		4,993,822

Internet Software & Services (0.9%)
Yahoo!, Inc.*	142,400	4,934,160

IT Services (1.2%)
Affiliated Computer Services, Inc., Class A*	22,600	1,154,860
DST Systems, Inc.*	20,800	973,440
First Data Corp.	59,800	2,400,372
Fiserv, Inc.*	53,400	2,293,530

		6,822,202

Semiconductors & Semiconductor Equipment (2.6%)
Analog Devices, Inc.	49,600	1,850,576
Intel Corp.	157,500	4,104,450
International Rectifier Corp.*	28,200	1,345,704
Lam Research Corp.*	44,900	$1,299,406
Microchip Technology, Inc.	39,100	1,158,142
Texas Instruments, Inc.	141,900	3,983,133
Varian Semiconductor Equipment Associates, Inc.*	46,200	1,709,400

		15,450,811

Software (2.4%)
Electronic Arts, Inc.*	53,200	3,011,652
Microsoft Corp.	449,800	11,173,032

		14,184,684

Total Information Technology		67,334,516

Materials (2.3%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	80,300	4,842,090
DuPont (E.I.) de Nemours & Co.	93,400	4,017,134

		8,859,224

Construction Materials (0.3%)
Vulcan Materials Co.	22,300	1,449,277

Metals & Mining (0.5%)
Alcoa, Inc.	121,600	3,177,408

Total Materials		13,485,909

Telecommunication Services (0.9%)
Wireless Telecommunication Services (0.9%)
Nextel Communications, Inc., Class A*	165,200	5,337,612

Total Telecommunication Services		5,337,612

Utilities (0.9%)
Electric Utilities (0.9%)
PG&E Corp.	136,200	5,112,948

Total Utilities		5,112,948

Total Common Stocks (68.6%) (Cost $368,541,418)		403,041,079

	Principal Amount
LONG TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (2.8%)
Asset Backed Securities (1.1%)
AESOP Funding II LLC,
Series 05-1A A1
3.950%, 4/20/08 §	$750,000	747,005
Capital One Auto Finance Trust,
Series 02-B A4A
3.320%, 4/15/09	1,500,000	1,493,631
Centex Home Equity,
Series 05-C AF3
4.333%, 6/25/35 (e)	313,000	312,120
Carmax Auto Owner Trust,
Series 03-2 A4
3.070%, 10/15/10	750,000	738,415
Chase Manhattan Auto Owner Trust,
Series 05-A A3
3.870%, 6/15/09	308,000	307,182
Connecticut RRB Special Purpose Trust,
Series 01-1 A5
6.210%, 12/30/11	700,000	761,018
Discover Card Master Trust I,
Series 05-1 A
3.230%, 9/16/10 (l)	580,000	578,951
Honda Auto Receivables Owner Trust,
Series 05-3 A3
3.870%, 4/20/09	318,000	317,056
Nissan Auto Receivables Owner Trust,
Series 02-B A4
4.600%, 9/17/07	516,969	517,848

EQ ADVISORS TRUST

EQ/ENTERPRISE MANAGED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
WFS Financial Owner Trust,
Series 03-3 A4
3.250%, 5/20/11	$750,000	$742,123

		6,515,349

Non-Agency CMO (1.7%)
Asset Securitization Corp.,
Series 97-D4 A1D
7.490%, 4/14/29	769,194	806,760
Bear Stearns Commercial Mortgage Securities,
Series 01-TOP2 A2
6.480%, 2/15/35	650,000	715,963
Chase Commercial Mortgage Securities Corp.,
Series 98-2 A2
6.390%, 11/18/30	820,000	872,602
Greenwich Capital Commercial Funding Corp.,
Series 03-C2 A4
4.915%, 1/5/36	800,000	823,616
Series 04-GG1 A7
5.317%, 6/10/36 (l)	900,000	949,027
LB-UBS Commercial Mortgage Trust,
Series 01-C7 A5
6.133%, 12/15/30	500,000	546,214
Series 02-C1 A4
6.462%, 3/15/31	1,020,000	1,139,149
Morgan Stanley Capital I,
Series 98-WF1 A2
6.550%, 3/15/30	849,142	889,577
Morgan Stanley Dean Witter Capital I,
Series 01-TOP1 A4
6.660%, 2/15/33	425,000	469,606
Series 01-TOP3 A4
6.390%, 7/15/33	845,000	930,411
Series 02-HQ A3
6.510%, 4/15/34	245,000	271,730
Series 02-TOP7 A2
5.980%, 1/15/39	1,150,000	1,252,088
Nomura Asset Securities Corp.,
Series 98-D6 A1B
6.590%, 3/15/30	150,000	159,207

		9,825,950

Total Asset-Backed and Mortgage-Backed Securities		16,341,299

Consumer Discretionary (0.9%)
Automobiles (0.2%)
DaimlerChrysler NA Holdings Corp.
7.200%, 9/1/09	475,000	517,047
Ford Motor Credit Co.
7.250%, 10/25/11	590,000	567,738

		1,084,785

Hotels, Restaurants & Leisure (0.0%)
Yum! Brands, Inc.
7.650%, 5/15/08	210,000	228,112

Household Durables (0.1%)
Centex Corp.
5.800%, 9/15/09	350,000	364,601
Pulte Homes, Inc.
6.250%, 2/15/13	425,000	454,203

		818,804

Internet & Catalog Retail (0.1%)
IAC/InterActiveCorp
7.000%, 1/15/13	400,000	426,510

Media (0.4%)
COX Communications, Inc.
7.125%, 10/1/12	$320,000	$358,855
News America Holdings, Inc.
7.750%, 1/20/24	450,000	540,085
TCI Communications, Inc.
8.750%, 8/1/15	300,000	384,834
7.125%, 2/15/28	250,000	291,760
Time Warner, Inc.
7.700%, 5/1/32	525,000	664,137

		2,239,671

Specialty Retail (0.1%)
Lowe’s Cos., Inc.
6.500%, 3/15/29	250,000	296,971
Staples, Inc.
7.375%, 10/1/12	340,000	393,049

		690,020

Total Consumer Discretionary		5,487,902

Consumer Staples (0.4%)
Beverages (0.0%)
Cia Brasileira de Bebidas
8.750%, 9/15/13	200,000	231,250

Food & Staples Retailing (0.1%)
Wal-Mart Stores, Inc.
8.000%, 9/15/06	275,000	287,070

Food Products (0.2%)
Archer-Daniels-Midland Co.
8.875%, 4/15/11	200,000	244,024
ConAgra Foods, Inc.
7.875%, 9/15/10	575,000	661,652
General Mills, Inc.
6.000%, 2/15/12	129,000	140,244
Kraft Foods, Inc.
4.625%, 11/1/06	220,000	221,436
Unilever Capital Corp.
5.900%, 11/15/32	130,000	144,849

		1,412,205

Tobacco (0.1%)
Altria Group, Inc.
7.000%, 11/4/13	270,000	302,156
7.750%, 1/15/27	150,000	180,126
		482,282

Total Consumer Staples		2,412,807

Energy (0.7%)
Energy Equipment & Services (0.0%)
Halliburton Co.
5.500%, 10/15/10	75,000	78,655
Transocean, Inc.
6.625%, 4/15/11	190,000	213,404

		292,059

Oil & Gas (0.7%)
Burlington Resources Finance Co.
7.400%, 12/1/31	125,000	157,864
Canadian Natural Resources Ltd.
6.450%, 6/30/33	125,000	140,137
ChevronTexaco Capital Co.
3.500%, 9/17/07	450,000	445,639
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	400,000	439,908
Kinder Morgan, Inc.
6.500%, 9/1/12	275,000	302,926
Motiva Enterprises LLC
5.200%, 9/15/12 §	700,000	721,706
Murphy Oil Corp.
6.375%, 5/1/12	350,000	385,945

EQ ADVISORS TRUST

EQ/ENTERPRISE MANAGED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Northern Border Partners LP
8.875%, 6/15/10	$220,000	$261,355
Pemex Project Funding Master Trust
9.125%, 10/13/10	550,000	644,050
Valero Energy Corp.
7.500%, 4/15/32	400,000	493,728

		3,993,258

Total Energy		4,285,317

Financials (2.6%)
Capital Markets (0.4%)
Goldman Sachs Group, Inc.
6.875%, 1/15/11	575,000	641,143
Merrill Lynch & Co., Inc.
6.000%, 2/17/09	700,000	738,439
Morgan Stanley
6.750%, 4/15/11	800,000	885,789

		2,265,371

Commercial Banks (0.4%)
Bank of America Corp.
10.200%, 7/15/15	250,000	351,177
Bayerische Landesbank NY
4.915%, 1/25/34	200,000	209,395
BB&T Corp.
4.900%, 6/30/17	125,000	125,003
First Massachusetts Bank NA
7.625%, 6/15/11	300,000	349,313
First Union National Bank
7.875%, 2/15/10	95,000	109,267
6.180%, 2/15/36	400,000	477,188
Mizuho Financial Group Cayman Ltd.
5.790%, 4/15/14 §	200,000	210,370
National Australia Bank Ltd.
8.600%, 5/19/10	175,000	207,097
Royal Bank of Scotland Group plc
6.375%, 2/1/11	200,000	219,068
UFJ Bank Ltd./NY.
7.400%, 6/15/11	150,000	169,821

		2,427,699

Consumer Finance (0.1%)
HSBC Finance Corp.
6.375%, 10/15/11	750,000	820,004

Diversified Financial Services (0.5%)
Canadian Oil Sands Ltd.
7.900%, 9/1/21 §	300,000	379,408
Citigroup, Inc.
5.000%, 9/15/14	708,000	724,246
General Electric Capital Corp.
6.125%, 2/22/11	1,100,000	1,195,118
John Hancock Global Funding II
7.900%, 7/2/10 §	350,000	407,026
UFJ Finance Aruba AEC
6.750%, 7/15/13	200,000	223,040

		2,928,838

Insurance (1.0%)
Ace Capital Trust II
9.700%, 4/1/30	575,000	793,552
Allstate Financial Global Funding
6.500%, 6/14/11 §	275,000	304,692
American General Corp.
7.500%, 8/11/10	900,000	1,020,170
Berkley (WR) Corp.
5.875%, 2/15/13	195,000	204,480
Dai-Ichi Mutual Life Insurance Co.
5.730%, 3/17/14 §	300,000	314,105
Fidelity National Financial, Inc.
7.300%, 8/15/11	225,000	239,078
Hartford Financial Services Group, Inc.
7.900%, 6/15/10	$200,000	$230,104
Liberty Mutual Insurance
7.697%, 10/15/97 §	385,000	425,022
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	250,000	238,287
Mercury General Corp.
7.250%, 8/15/11	425,000	475,335
Prudential Insurance Co. of America
6.375%, 7/23/06 §	300,000	306,956
7.650%, 7/1/07 §	200,000	213,220
RenaissanceReinsurance Holdings Ltd.
5.875%, 2/15/13	460,000	487,753
Safeco Corp.
4.875%, 2/1/10	175,000	177,884
XL Capital (Europe) plc
6.500%, 1/15/12	350,000	380,395

		5,811,033

Real Estate (0.2%)
AMB Property LP
7.500%, 6/30/18	350,000	415,427
Duke Realty Corp. (REIT)
5.250%, 1/15/10	300,000	308,521
Healthcare Realty Trust, Inc. (REIT)
8.125%, 5/1/11	175,000	200,367
Liberty Property LP
8.500%, 8/1/10	220,000	257,634

		1,181,949

Total Financials		15,434,894

Government Securities (15.5%)
Foreign Governments (0.1%)
Republic of South Africa
6.500%, 6/2/14	110,000	122,788
Republic of Trinidad & Tobago
9.750%, 7/1/20 §	250,000	352,500

		475,288

US Government Agencies (9.3%)
Federal Home Loan Bank
5.750%, 5/15/12	205,000	224,619
Federal Home Loan Mortgage Corp.
7.000%, 7/15/05	1,560,000	1,562,407
5.500%, 9/15/11	2,000,000	2,151,200
6.500%, 6/1/16	27,609	28,739
6.500%, 7/1/16	1,093,938	1,138,695
6.500%, 8/1/16	46,110	47,997
6.500%, 9/1/16	208,339	216,863
6.500%, 11/1/16	118,491	123,339
6.500%, 1/1/17	882,534	918,642
5.500%, 2/1/19	1,086,732	1,115,988
5.500%, 3/1/19	1,068,424	1,097,187
5.500%, 5/1/19	271,783	279,112
5.500%, 6/1/19	921,394	946,241
5.500%, 7/1/19	1,952,804	2,005,464
7.000%, 5/1/29	39,399	41,484
6.000%, 7/1/34	1,181,781	1,212,529
Federal National Mortgage Association
7.000%, 2/1/07	8,154	8,544
6.790%, 11/1/07	1,164,343	1,206,680
6.525%, 6/1/09	639,278	682,084
7.000%, 7/1/09	5,075	5,318
6.625%, 9/15/09	900,000	991,761
7.270%, 2/1/10	381,526	421,205
7.125%, 6/15/10	1,500,000	1,708,312
6.970%, 10/1/10	1,149,150	1,275,604
6.276%, 3/1/11	645,918	701,501
6.030%, 5/1/11	1,338,334	1,439,798
5.885%, 11/1/11	1,014,582	1,088,872

EQ ADVISORS TRUST

EQ/ENTERPRISE MANAGED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
6.114%, 2/1/12	$1,157,797	$1,261,253
5.907%, 4/1/12	999,557	1,079,370
7.000%, 11/1/12	6,450	6,759
7.000%, 12/1/12	172,629	180,897
4.543%, 6/1/13	680,460	687,419
7.000%, 3/1/15	116,071	121,630
7.000%, 5/1/15	17,976	18,837
7.000%, 6/1/15	110,270	115,551
7.000%, 11/1/15	1,094	1,146
6.000%, 3/1/17	580,611	600,625
7.000%, 4/1/17	122,363	128,224
6.000%, 9/1/17	150,409	155,594
5.000%, 5/1/18	790,626	799,985
5.000%, 6/1/18	114,907	116,267
5.000%, 9/1/18	23,575	23,854
5.000%, 10/1/18	737,977	746,712
5.000%, 12/1/18	644,753	652,385
5.000%, 1/1/19	1,835,172	1,856,895
5.000%, 2/1/19	2,007,398	2,031,159
5.000%, 3/1/19	1,376,600	1,392,894
5.000%, 4/1/19	1,843,815	1,865,640
5.000%, 5/1/19	2,891,352	2,925,577
5.000%, 6/1/19	385,448	390,011
6.000%, 12/1/22	365,413	376,526
6.000%, 1/1/23	599,677	617,914
6.000%, 2/1/23	374,394	385,780
5.000%, 10/1/33	293,995	294,327
5.000%, 11/1/33	997,932	999,059
5.000%, 3/1/34	2,269,228	2,272,412
Government National Mortgage Association
6.500%, 4/15/28	555,089	580,191
6.500%, 5/15/28	239,340	250,163
6.500%, 8/15/28	112,220	117,295
7.000%, 8/15/28	2,681	2,838
7.000%, 9/15/28	648,902	687,031
6.500%, 10/15/28	268,352	280,488
6.500%, 11/15/28	349,266	365,061
7.000%, 11/15/28	746,999	790,893
6.000%, 12/15/28	1,587,920	1,638,887
6.500%, 12/15/28	50,551	52,837
7.000%, 12/15/28	454,802	481,526
7.000%, 3/15/29	27,578	29,198
7.000%, 6/15/29	22,966	24,315
7.000%, 8/15/29	6,089	6,447
7.000%, 1/15/31	132,964	140,777
7.000%, 4/15/31	34,076	36,078
7.000%, 6/15/31	28,894	30,592
7.000%, 8/15/31	274,529	290,661
7.000%, 9/15/31	11,884	12,582
6.500%, 10/15/31	39,647	41,440
6.000%, 1/15/32	618,685	638,543
7.000%, 8/15/32	149,780	158,581
7.000%, 9/15/32	20,432	21,633
6.000%, 10/15/32	959,147	989,933
6.500%, 11/15/32	180,606	188,773
5.000%, 7/15/33	1,875,813	1,892,662
6.500%, 10/15/34	376,078	393,075

		54,887,387

U.S. Treasuries (6.1%)
U.S. Treasury Bonds
7.500%, 11/15/16	3,700,000	4,849,457
8.750%, 5/15/17	475,000	682,015
8.875%, 8/15/17	1,000,000	1,453,398
9.125%, 5/15/18	500,000	747,988
8.875%, 2/15/19	250,000	371,651
8.750%, 8/15/20	675,000	1,015,664
7.875%, 2/15/21	2,500,000	3,538,770
8.125%, 5/15/21	3,500,000	5,067,482
6.250%, 8/15/23	$2,200,000	$2,741,664
U.S. Treasury Notes
7.000%, 7/15/06	10,000,000	10,346,480
Inflation Indexed
1.875%, 7/15/13	4,898,031	5,002,687

		35,817,256

Total Government Securities		91,179,931

Health Care (0.1%)
Health Care Providers & Services (0.0%)
Cardinal Health, Inc.
7.000%, 10/15/26	75,000	86,212

Pharmaceuticals (0.1%)
Schering-Plough Corp.
5.550%, 12/1/13	145,000	153,737
Wyeth
6.950%, 3/15/11	200,000	223,514

		377,251

Total Health Care		463,463

Industrials (0.5%)
Aerospace & Defense (0.1%)
McDonnell Douglas Corp.
6.875%, 11/1/06	425,000	438,264

Airlines (0.2%)
American Airlines, Inc., Series 99-1
7.024%, 10/15/09	450,000	465,016
Series 03-1
3.857%, 7/9/10	71,533	70,198
Continental Airlines, Inc., Series 01-1
6.703%, 6/15/21	544,438	531,527

		1,066,741

Building Products (0.0%)
Masco Corp.
5.875%, 7/15/12	225,000	241,435

Machinery (0.1%)
Caterpillar, Inc.
6.550%, 5/1/11	350,000	388,174

Road & Rail (0.1%)
Erac USA Finance Co.
8.000%, 1/15/11 §	550,000	636,859

Total Industrials		2,771,473

Materials (0.5%)
Chemicals (0.1%)
Dow Chemical Co.
6.000%, 10/1/12	200,000	219,169
Monsanto Co.
7.375%, 8/15/12	300,000	351,006
Potash Corp. of Saskatchewan, Inc.
7.750%, 5/31/11	175,000	203,053

		773,228

Containers & Packaging (0.1%)
Temple-Inland, Inc.
7.875%, 5/1/12	270,000	311,008

Metals & Mining (0.1%)
Alcoa, Inc.
6.500%, 6/1/11	450,000	498,221

Paper & Forest Products (0.2%)
International Paper Co.
6.750%, 9/1/11	375,000	408,767
Westvaco Corp.
7.950%, 2/15/31	210,000	269,821

EQ ADVISORS TRUST

EQ/ENTERPRISE MANAGED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Weyerhaeuser Co.
6.750%, 3/15/12	$75,000	$82,518
7.950%, 3/15/25	75,000	90,769
Willamette Industries, Inc.
7.000%, 2/1/18	175,000	190,900

		1,042,775

Total Materials		2,625,232

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
BellSouth Corp.
4.750%, 11/15/12	215,000	216,128
British Telecommunications plc
8.875%, 12/15/30	250,000	352,913
CenturyTel, Inc.
7.875%, 8/15/12	125,000	142,783
Deutsche Telekom International Finance BV
8.500%, 6/15/10	250,000	289,734
France Telecom S.A.
7.750%, 3/1/11	550,000	638,261
SBC Communications, Inc.
5.875%, 8/15/12	300,000	322,125
Singapore Telecommunications Ltd.
7.375%, 12/1/31 §	270,000	352,899
Telecom Italia Capital S.A.
6.000%, 9/30/34 §	300,000	306,277
Verizon Global Funding Corp.
7.375%, 9/1/12	660,000	771,205

		3,392,325

Wireless Telecommunication Services (0.1%)
AT&T Wireless Services, Inc.
8.750%, 3/1/31	275,000	385,450
Vodafone Group plc
7.750%, 2/15/10	275,000	313,991

		699,441

Total Telecommunication Services		4,091,766

Utilities (0.9%)
Electric Utilities (0.7%)
Alabama Power Co.
5.875%, 12/1/22	250,000	273,102
Alliant Energy Resources, Inc.
9.750%, 1/15/13	100,000	130,316
American Electric Power Co., Inc.
6.125%, 5/15/06	155,000	157,723
CenterPoint Energy Resources Corp.
6.500%, 2/1/08	425,000	445,727
Florida Power Corp.
5.900%, 3/1/33	300,000	327,375
Midamerican Energy Holdings Co.
7.520%, 9/15/08	185,000	201,031
NSTAR
8.000%, 2/15/10	425,000	487,743
Old Dominion Electric Cooperative
6.250%, 6/1/11	650,000	710,938
Oncor Electric Delivery Co.
6.375%, 5/1/12	200,000	219,166
Peco Energy Co.
4.750%, 10/1/12	165,000	168,085
Pennsylvania Electric Co.
6.625%, 4/1/19	175,000	195,694
Southern California Edison Co.
5.000%, 1/15/14	170,000	174,700
Wisconsin Energy Corp.
6.500%, 4/1/11	255,000	280,212

		3,771,812

Gas Utilities (0.0%)
Duke Energy Field Services LLC
5.750%, 11/15/06	$215,000	$219,300

Multi-Utilities & Unregulated Power (0.2%)
Consolidated Natural Gas Co.
5.375%, 11/1/06	350,000	355,360
Energen Corp.
7.625%, 12/15/10	200,000	224,937
PSEG Power LLC
7.750%, 4/15/11	450,000	518,813
SCANA Corp.
6.250%, 2/1/12	200,000	217,999

		1,317,109

Total Utilities		5,308,221

Total Long Term Debt Securities (25.6%) (Cost $146,247,270)		150,402,305

SHORT-TERM INVESTMENTS:
Government Security (0.0%)
U.S. Treasury Bill
2.98%, 9/15/05 #(o)(p)	400,000	397,468

Time Deposit (5.7%)
JPMorgan Chase Nassau
2.70%, 7/1/05	33,373,052	33,373,052

Total Short-Term Investments (5.7%) (Cost/Amortized Cost $33,770,607)		33,770,520

Total Investments (99.9%)
(Cost/Amortized Cost $548,559,295)		587,213,904
Other Assets Less Liabilities (0.1%)		437,008

Net Assets (100%)		$587,650,912

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $5,678,045 or 1.0% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2005.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

REIT — Real Estate Investment Trust

SPDR— S&P Depository Receipt

EQ ADVISORS TRUST

EQ/ENTERPRISE MANAGED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

At June 30, 2005 the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 6/30/05	Unrealized Depreciation
U.S. 10 Year Treasury Notes	(144)	September-05	$(16,214,083)	$(16,339,500)	$(125,417)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$165,009,847
U.S. Government securities	16,640,530

$181,650,377

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$247,527,589

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,774,026
Aggregate gross unrealized depreciation	(13,083,476)

Net unrealized appreciation	$28,690,550

Federal income tax cost of investments	$558,523,354

For the six months ended June 30, 2005, the Portfolio incurred approximately $168 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $115,387,469 of which $776,440 expires in the year 2009, $113,401,205 expires in the year 2010, and $1,209,824 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE MULTI-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.0%)
Hotels, Restaurants & Leisure (4.6%)
Carnival Corp.	16,135	$880,164
McDonald’s Corp.	62,601	1,737,178

		2,617,342

Internet & Catalog Retail (1.6%)
eBay, Inc.*	28,200	930,882

Media (3.0%)
Omnicom Group, Inc.	14,236	1,136,887
Walt Disney Co.	21,395	538,726

		1,675,613

Multiline Retail (3.7%)
Kohl’s Corp.*	37,305	2,085,722

Specialty Retail (2.6%)
Bed Bath & Beyond, Inc.*	35,533	1,484,569

Textiles, Apparel & Luxury Goods (1.5%)
NIKE, Inc., Class B	9,800	848,680

Total Consumer Discretionary		9,642,808

Consumer Staples (14.9%)
Beverages (3.4%)
PepsiCo, Inc.	35,533	1,916,295

Household Products (5.3%)
Colgate-Palmolive Co.	27,462	1,370,628
Procter & Gamble Co.	30,965	1,633,404

		3,004,032

Personal Products (6.2%)
Estee Lauder Cos., Inc. (The), Class A	27,300	1,068,249
Gillette Co.	47,679	2,413,988

		3,482,237

Total Consumer Staples		8,402,564

Energy (14.0%)
Energy Equipment & Services (8.4%)
Halliburton Co.	44,500	2,127,990
Schlumberger Ltd.	34,590	2,626,765

		4,754,755

Oil & Gas (5.6%)
ConocoPhillips	45,442	2,612,460
Exxon Mobil Corp.	10,100	580,447

		3,192,907

Total Energy		7,947,662

Financials (2.8%)
Consumer Finance (2.8%)
American Express Co.	29,516	1,571,137

Total Financials		1,571,137

Health Care (24.5%)
Biotechnology (7.4%)
Amgen, Inc.*	26,740	1,616,700
Genentech, Inc.*	31,563	2,533,878

		4,150,578

Health Care Equipment & Supplies (5.1%)
Boston Scientific Corp.*	33,208	896,616
Medtronic, Inc.	35,196	1,822,801
Stryker Corp.	3,800	180,728

		2,900,145

Health Care Providers & Services (1.4%)
Caremark Rx, Inc.*	17,667	786,535

Pharmaceuticals (10.6%)
Abbott Laboratories	20,800	1,019,408
Eli Lilly & Co.	44,015	$2,452,075
Johnson & Johnson	39,137	2,543,905

		6,015,388

Total Health Care		13,852,646

Industrials (10.6%)
Air Freight & Logistics (1.9%)
United Parcel Service, Inc., Class B	15,235	1,053,653

Industrial Conglomerates (6.4%)
3M Co.	25,198	1,821,816
General Electric Co.	52,834	1,830,698

		3,652,514

Machinery (2.3%)
Caterpillar, Inc.	2,900	276,399
Illinois Tool Works, Inc.	12,786	1,018,788

		1,295,187

Total Industrials		6,001,354

Information Technology (13.9%)
Communications Equipment (4.4%)
Juniper Networks, Inc.*	47,417	1,193,960
QUALCOMM, Inc.	23,503	775,834
Research In Motion Ltd.*	7,000	516,250

		2,486,044

IT Services (1.9%)
Paychex, Inc.	33,533	1,091,164

Semiconductors & Semiconductor Equipment (1.5%)
Maxim Integrated Products, Inc.	22,269	850,899

Software (6.1%)
Microsoft Corp.	45,600	1,132,704
Oracle Corp.*	172,887	2,282,108

		3,414,812

Total Information Technology		7,842,919

Total Common Stocks (97.7%) (Cost $54,105,791)		55,261,090

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (3.8%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $2,115,297)	$2,115,297	2,115,297

Total Investments (101.5%) (Cost/Amortized Cost $56,221,088)		57,376,387
Other Assets Less Liabilities (-1.5%)		(828,050)

Net Assets (100%)		$56,548,337

*	Non-income producing.

EQ ADVISORS TRUST

EQ/ENTERPRISE MULTI-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$14,693,456
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$20,746,635

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$3,291,900
Aggregate gross unrealized depreciation	(2,235,061)

Net unrealized appreciation	$1,056,839

Federal income tax cost of investments	$56,319,548

For the six months ended June 30, 2005, the Portfolio incurred approximately $1,165 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $81,370,502 of which $9,914,484 expires in the year 2008, $46,169,866 expires in the year 2009, and $25,286,152 expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Auto Components (0.2%)
Cooper Tire & Rubber Co.^	20,400	$378,828
Dana Corp.^	48,065	721,456
Delphi Corp.	179,591	835,098
Goodyear Tire & Rubber Co.*^	56,300	838,870
Johnson Controls, Inc.	61,500	3,464,295
Visteon Corp.^	41,140	248,074

		6,486,621

Automobiles (0.5%)
Ford Motor Co.^	589,097	6,032,353
General Motors Corp.^	181,000	6,154,000
Harley-Davidson, Inc.	91,100	4,518,560

		16,704,913

Distributors (0.1%)
Genuine Parts Co.	55,800	2,292,822

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	168,700	9,202,585
Darden Restaurants, Inc.	46,550	1,535,219
Harrah’s Entertainment, Inc.	58,100	4,187,267
Hilton Hotels Corp.^	122,200	2,914,470
International Game Technology^	110,000	3,096,500
Marriott International, Inc., Class A	63,550	4,335,381
McDonald’s Corp.	405,700	11,258,175
Starbucks Corp.*	124,800	6,447,168
Starwood Hotels & Resorts Worldwide, Inc.	69,200	4,053,044
Wendy’s International, Inc.	36,800	1,753,520
Yum! Brands, Inc.	92,740	4,829,899

		53,613,228

Household Durables (0.6%)
Black & Decker Corp.	25,600	2,300,160
Centex Corp.	41,000	2,897,470
Fortune Brands, Inc.	46,600	4,138,080
KB Home	26,700	2,035,341
Leggett & Platt, Inc.	60,700	1,613,406
Maytag Corp.^	25,500	399,330
Newell Rubbermaid, Inc.^	88,076	2,099,732
Pulte Homes, Inc.	38,000	3,201,500
Snap-On, Inc.	18,500	634,550
Stanley Works	24,100	1,097,514
Whirlpool Corp.	21,400	1,500,354

		21,917,437

Internet & Catalog Retail (0.4%)
eBay, Inc.*^	388,800	12,834,288

Leisure Equipment & Products (0.2%)
Brunswick Corp.	31,000	1,342,920
Eastman Kodak Co.^	91,900	2,467,515
Hasbro, Inc.^	53,608	1,114,510
Mattel, Inc.	131,700	2,410,110

		7,335,055

Media (3.7%)
Clear Channel Communications, Inc.^	163,190	5,047,467
Comcast Corp., Class A*^	706,000	21,674,200
Dow Jones & Co., Inc.	22,700	804,715
Gannett Co., Inc.	79,500	5,654,835
Interpublic Group of Cos., Inc.*^	135,300	1,647,954
Knight Ridder, Inc.^	23,800	1,459,892
McGraw-Hill Cos., Inc.	119,900	5,305,575
Meredith Corp.	14,400	706,464
New York Times Co., Class A^	46,500	1,448,475
News Corp., Class A	923,200	14,937,376
Omnicom Group, Inc.	58,700	4,687,782
Time Warner, Inc.*	1,499,950	$25,064,164
Tribune Co.	95,370	3,355,117
Univision Communications, Inc., Class A*	93,000	2,562,150
Viacom, Inc., Class B	516,100	16,525,522
Walt Disney Co.	653,400	16,452,612

		127,334,300

Multiline Retail (1.3%)
Big Lots, Inc.*^	36,300	480,612
Dillards, Inc., Class A^	22,900	536,318
Dollar General Corp.	96,590	1,966,572
Family Dollar Stores, Inc.	53,300	1,391,130
Federated Department Stores, Inc.	54,600	4,001,088
J.C. Penney Co., Inc.	84,300	4,432,494
Kohl’s Corp.*	104,400	5,837,004
May Department Stores Co.	95,800	3,847,328
Nordstrom, Inc.	39,300	2,671,221
Sears Holdings Corp.*	33,062	4,955,002
Target Corp.	282,800	15,387,148

		45,505,917

Specialty Retail (2.3%)
Autonation, Inc.*^	71,400	1,465,128
AutoZone, Inc.*	21,000	1,941,660
Bed Bath & Beyond, Inc.*	94,500	3,948,210
Best Buy Co., Inc.	95,550	6,549,953
Circuit City Stores, Inc.^	61,200	1,058,148
Gap, Inc.	242,475	4,788,881
Home Depot, Inc.	687,050	26,726,245
Limited Brands	121,657	2,605,893
Lowe’s Cos., Inc.	247,300	14,397,806
Office Depot, Inc.*	101,100	2,309,124
OfficeMax, Inc.	22,600	672,802
RadioShack Corp.	49,800	1,153,866
Sherwin-Williams Co.	40,000	1,883,600
Staples, Inc.	235,775	5,026,723
Tiffany & Co.^	45,900	1,503,684
TJX Cos., Inc.	150,500	3,664,675
Toys R US, Inc.*	70,900	1,877,432

		81,573,830

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*^	120,700	4,051,899
Jones Apparel Group, Inc.	38,600	1,198,144
Liz Claiborne, Inc.^	34,700	1,379,672
NIKE, Inc., Class B	73,100	6,330,460
Reebok International Ltd.^	17,900	748,757
V.F. Corp.	32,000	1,831,040

		15,539,972

Total Consumer Discretionary		391,138,383

Consumer Staples (10.1%)
Beverages (2.2%)
Anheuser-Busch Cos., Inc.	248,500	11,368,875
Brown-Forman Corp., Class B	28,800	1,741,248
Coca-Cola Co.	724,500	30,247,875
Coca-Cola Enterprises, Inc.^	112,900	2,484,929
Molson Coors Brewing Co.^	25,100	1,556,200
Pepsi Bottling Group, Inc.	62,700	1,793,847
PepsiCo, Inc.	536,060	28,909,716

		78,102,690

Food & Staples Retailing (2.9%)
Albertson’s, Inc.^	117,851	2,437,159
Costco Wholesale Corp.^	152,900	6,852,978
CVS Corp.	259,300	7,537,851
Kroger Co.*^	233,200	4,437,796
Safeway, Inc.	143,400	3,239,406
SUPERVALU, Inc.	43,500	1,418,535
Sysco Corp.	202,600	7,332,094

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Wal-Mart Stores, Inc.	1,071,000	$51,622,200
Walgreen Co.	327,300	15,052,527

		99,930,546

Food Products (1.2%)
Archer-Daniels-Midland Co.	199,666	4,268,859
Campbell Soup Co.	103,900	3,197,003
ConAgra Foods, Inc.	165,700	3,837,612
General Mills, Inc.	118,300	5,535,257
Hershey Co./The^	69,600	4,322,160
H.J. Heinz Co.	112,050	3,968,811
Kellogg Co.	111,900	4,972,836
McCormick & Co., Inc. (Non-Voting)	43,200	1,411,776
Sara Lee Corp.	252,000	4,992,120
Wm. Wrigley Jr. Co.	62,700	4,316,268

		40,822,702

Household Products (1.8%)
Clorox Co.	49,300	2,746,996
Colgate-Palmolive Co.	167,500	8,359,925
Kimberly-Clark Corp.	153,144	9,585,283
Procter & Gamble Co.	792,100	41,783,275

		62,475,479

Personal Products (0.6%)
Alberto-Culver Co.	27,300	1,182,909
Avon Products, Inc.	151,100	5,719,135
Gillette Co.	319,300	16,166,159

		23,068,203

Tobacco (1.4%)
Altria Group, Inc.	662,900	42,863,114
Reynolds American, Inc.	37,300	2,939,240
UST, Inc.	52,900	2,415,414

		48,217,768

Total Consumer Staples		352,617,388

Energy (8.8%)
Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	108,460	5,548,814
BJ Services Co.	51,800	2,718,464
Halliburton Co.	161,900	7,742,058
Nabors Industries Ltd.*	47,600	2,885,512
National Oilwell Varco, Inc.*	55,100	2,619,454
Noble Corp.^	43,500	2,675,685
Rowan Cos., Inc.	34,600	1,027,966
Schlumberger Ltd.	188,600	14,322,284
Transocean, Inc.*	104,392	5,634,036

		45,174,273

Oil & Gas (7.5%)
Amerada Hess Corp.^	27,500	2,929,025
Anadarko Petroleum Corp.	75,472	6,200,025
Apache Corp.	105,080	6,788,168
Ashland, Inc.	21,500	1,545,205
Burlington Resources, Inc.	123,360	6,814,406
Chevron Corp.	671,646	37,558,444
ConocoPhillips	445,660	25,620,994
Devon Energy Corp.	151,600	7,683,088
El Paso Corp.^	206,296	2,376,530
EOG Resources, Inc.^	76,600	4,350,880
Exxon Mobil Corp.	2,037,732	117,108,458
Kerr-McGee Corp.^	37,333	2,848,881
Kinder Morgan, Inc.	34,700	2,887,040
Marathon Oil Corp.	111,300	5,940,081
Occidental Petroleum Corp.	127,500	9,808,575
Sunoco, Inc.	22,100	2,512,328
Unocal Corp.^	87,000	5,659,350
Valero Energy Corp.^	82,200	6,502,842
Williams Cos., Inc.^	182,700	3,471,300
XTO Energy, Inc.	115,466	$3,924,689

		262,530,309

Total Energy		307,704,582

Financials (20.3%)
Capital Markets (2.8%)
Bank of New York Co., Inc.	249,100	7,169,098
Bear Stearns Co., Inc.^	36,453	3,788,925
Charles Schwab Corp.^	364,725	4,114,098
E*Trade Financial Corp.*	117,900	1,649,421
Federated Investors, Inc., Class B	30,300	909,303
Franklin Resources, Inc.	63,400	4,880,532
Goldman Sachs Group, Inc.	141,500	14,435,830
Janus Capital Group, Inc.^	72,600	1,091,904
Lehman Brothers Holdings, Inc.	88,600	8,796,208
Mellon Financial Corp.	135,400	3,884,626
Merrill Lynch & Co., Inc.	302,600	16,646,026
Morgan Stanley	350,710	18,401,753
Northern Trust Corp.	65,100	2,967,909
State Street Corp.	105,900	5,109,675
T. Rowe Price Group, Inc.^	39,600	2,478,960

		96,324,268

Commercial Banks (5.8%)
AmSouth Bancorp	112,950	2,936,700
Bank of America Corp.	1,287,316	58,714,483
BB&T Corp.^	174,900	6,990,753
Comerica, Inc.	54,050	3,124,090
Compass Bancshares, Inc.	39,600	1,782,000
Fifth Third Bancorp	166,967	6,880,710
First Horizon National Corp.^	39,700	1,675,340
Huntington Bancshares, Inc./Ohio	74,288	1,793,312
KeyCorp.	130,500	4,326,075
M&T Bank Corp.	31,300	3,291,508
Marshall & Ilsley Corp.	68,100	3,027,045
National City Corp.	190,200	6,489,624
North Fork Bancorp, Inc.	152,850	4,293,556
PNC Financial Services Group, Inc.	90,700	4,939,522
Regions Financial Corp.	148,484	5,030,638
SunTrust Banks, Inc.	108,800	7,859,712
Synovus Financial Corp.	99,500	2,852,665
U.S. Bancorp	586,645	17,130,034
Wachovia Corp.	504,668	25,031,533
Wells Fargo & Co.	540,100	33,259,358
Zions Bancorp	28,700	2,110,311

		203,538,969

Consumer Finance (1.3%)
American Express Co.	374,900	19,955,927
Capital One Financial Corp.	80,700	6,456,807
MBNA Corp.	405,798	10,615,676
Providian Financial Corp.*	94,100	1,658,983
SLM Corp.	134,300	6,822,440

		45,509,833

Diversified Financial Services (3.6%)
CIT Group, Inc.	67,300	2,891,881
Citigroup, Inc.	1,665,316	76,987,558
JPMorgan Chase & Co.	1,126,393	39,784,201
Moody’s Corp.	88,400	3,974,464
Principal Financial Group^	94,000	3,938,600

		127,576,704

Insurance (4.4%)
ACE Ltd.	92,000	4,126,200
Aflac, Inc.	160,600	6,950,768
Allstate Corp.	213,876	12,779,091
Ambac Financial Group, Inc.	34,700	2,420,672
American International Group, Inc.	830,657	48,261,172

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Aon Corp.	101,725	$2,547,194
Chubb Corp.	62,500	5,350,625
Cincinnati Financial Corp.	53,313	2,109,062
Hartford Financial Services Group, Inc.	95,000	7,104,100
Jefferson-Pilot Corp.^	43,450	2,190,749
Lincoln National Corp.	55,600	2,608,752
Loews Corp.	51,100	3,960,250
Marsh & McLennan Cos., Inc.	170,500	4,722,850
MBIA, Inc.^	43,350	2,571,089
MetLife, Inc.	234,700	10,547,418
Progressive Corp.	63,700	6,294,197
Prudential Financial, Inc.	167,100	10,971,786
Safeco Corp.	40,800	2,217,072
St. Paul Travelers Cos., Inc.	215,624	8,523,617
Torchmark Corp.	34,400	1,795,680
UnumProvident Corp.^	95,320	1,746,262
XL Capital Ltd., Class A^	44,900	3,341,458

		153,140,064

Real Estate (0.6%)
Apartment Investment & Management Co. (REIT)	30,500	1,248,060
Archstone-Smith Trust (REIT)	63,600	2,456,232
Equity Office Properties Trust (REIT)^	130,400	4,316,240
Equity Residential Properties Trust (REIT)	91,700	3,376,394
Plum Creek Timber Co., Inc. (REIT)^	58,800	2,134,440
Prologis Trust (REIT)	59,700	2,402,328
Simon Property Group, Inc. (REIT)^	70,300	5,096,047

		21,029,741

Thrifts & Mortgage Finance (1.8%)
Countrywide Financial Corp.	188,098	7,262,464
Fannie Mae	309,800	18,092,320
Freddie Mac	221,100	14,422,353
Golden West Financial Corp.	90,500	5,826,390
MGIC Investment Corp.	30,200	1,969,644
Sovereign Bancorp, Inc.	116,700	2,607,078
Washington Mutual, Inc.^	280,823	11,426,688

		61,606,937

Total Financials		708,726,516

Health Care (13.4%)
Biotechnology (1.3%)
Amgen, Inc.*^	396,164	23,952,075
Applera Corp.- Applied Biosystems Group	63,100	1,241,177
Biogen Idec, Inc.*	110,300	3,799,835
Chiron Corp.*	47,400	1,653,786
Genzyme Corp.*	80,800	4,855,272
Gilead Sciences, Inc.*	144,600	6,360,954
MedImmune, Inc.*	79,300	2,118,896

		43,981,995

Health Care Equipment & Supplies (2.2%)
Bard (C.R.), Inc.	33,700	2,241,387
Bausch & Lomb, Inc.^	17,100	1,419,300
Baxter International, Inc.	198,700	7,371,770
Becton, Dickinson & Co.	80,800	4,239,576
Biomet, Inc.	80,625	2,792,850
Boston Scientific Corp.*	240,000	6,480,000
Fisher Scientific International, Inc.*^	38,400	2,492,160
Guidant Corp.	104,000	6,999,200
Hospira, Inc.*	50,560	1,971,840
Medtronic, Inc.	387,200	20,053,088
Millipore Corp.*	16,000	907,680
PerkinElmer, Inc.	41,500	$784,350
St. Jude Medical, Inc.*	115,972	5,057,539
Stryker Corp.	120,000	5,707,200
Thermo Electron Corp.*	51,600	1,386,492
Waters Corp.*	37,500	1,393,875
Zimmer Holdings, Inc.*	79,100	6,025,047

		77,323,354

Health Care Providers & Services (2.8%)
Aetna, Inc.	92,986	7,701,101
AmerisourceBergen Corp.^	33,700	2,330,355
Cardinal Health, Inc.	137,125	7,895,657
Caremark Rx, Inc.*^	145,200	6,464,304
CIGNA Corp.	41,900	4,484,557
Express Scripts, Inc.*	47,600	2,379,048
HCA, Inc.	134,200	7,605,114
Health Management Associates, Inc., Class A^	78,900	2,065,602
Humana, Inc.*	51,800	2,058,532
IMS Health, Inc.	72,470	1,795,082
Laboratory Corp. of America Holdings*	43,100	2,150,690
Manor Care, Inc.	27,600	1,096,548
McKesson Corp.	94,481	4,231,804
Medco Health Solutions, Inc.*	88,736	4,734,953
Quest Diagnostics, Inc.	58,400	3,110,968
Tenet Healthcare Corp.*	149,900	1,834,776
UnitedHealth Group, Inc.	405,300	21,132,342
WellPoint, Inc.*	196,100	13,656,404

		96,727,837

Pharmaceuticals (7.1%)
Abbott Laboratories	496,400	24,328,564
Allergan, Inc.	41,800	3,563,032
Bristol-Myers Squibb Co.	625,500	15,624,990
Eli Lilly & Co.	362,700	20,206,017
Forest Laboratories, Inc.*	108,900	4,230,765
Johnson & Johnson^	951,910	61,874,150
King Pharmaceuticals, Inc.*	77,310	805,570
Merck & Co., Inc.	705,200	21,720,160
Mylan Laboratories, Inc.	86,200	1,658,488
Pfizer, Inc.	2,380,172	65,645,144
Schering-Plough Corp.	472,100	8,998,226
Watson Pharmaceuticals, Inc.*	35,200	1,040,512
Wyeth	428,400	19,063,800

		248,759,418

Total Health Care		466,792,604

Industrials (11.4%)
Aerospace & Defense (2.3%)
Boeing Co.	264,474	17,455,284
General Dynamics Corp.	64,200	7,032,468
Goodrich Corp.	38,600	1,581,056
Honeywell International, Inc.	273,012	10,000,430
L-3 Communications Holdings, Inc.	38,000	2,910,040
Lockheed Martin Corp.	129,308	8,388,210
Northrop Grumman Corp.	114,920	6,349,330
Raytheon Co.	144,700	5,660,664
Rockwell Collins, Inc.	57,000	2,717,760
United Technologies Corp.	327,700	16,827,395

		78,922,637

Air Freight & Logistics (1.0%)
FedEx Corp.	96,760	7,838,528
Ryder System, Inc.	20,500	750,300
United Parcel Service, Inc., Class B	356,600	24,662,456

		33,251,284

Airlines (0.1%)
Delta Air Lines, Inc.*^	45,900	172,584

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Southwest Airlines Co.	236,068	$3,288,427

		3,461,011

Building Products (0.2%)
American Standard Cos., Inc.	57,200	2,397,824
Masco Corp.	138,800	4,408,288

		6,806,112

Commercial Services & Supplies (1.0%)
Allied Waste Industries, Inc.*^	86,700	687,531
Apollo Group, Inc., Class A*^	52,300	4,090,906
Avery Dennison Corp.	32,500	1,721,200
Cendant Corp.	336,579	7,529,272
Cintas Corp.^	47,900	1,848,940
Equifax, Inc.	41,500	1,481,965
H&R Block, Inc.^	52,900	3,086,715
Monster Worldwide, Inc.*^	38,600	1,107,048
Pitney Bowes, Inc.	73,600	3,205,280
R.R. Donnelley & Sons Co. (New York Exchange)	68,200	2,353,582
Robert Half International, Inc.^	51,000	1,273,470
Waste Management, Inc.	181,756	5,150,965

		33,536,874

Construction & Engineering (0.0%)
Fluor Corp.^	27,700	1,595,243

Electrical Equipment (0.4%)
American Power Conversion Corp.	58,000	1,368,220
Cooper Industries Ltd., Class A	29,700	1,897,830
Emerson Electric Co.	133,400	8,354,842
Rockwell Automation, Inc.	55,900	2,722,889

		14,343,781

Industrial Conglomerates (4.5%)
3M Co.	246,400	17,814,720
General Electric Co.	3,395,100	117,640,215
Textron, Inc.	43,200	3,276,720
Tyco International Ltd.	646,452	18,876,398

		157,608,053

Machinery (1.4%)
Caterpillar, Inc.	109,400	10,426,914
Cummins, Inc.^	14,000	1,044,540
Danaher Corp.	88,100	4,611,154
Deere & Co.	78,900	5,167,161
Dover Corp.	65,200	2,371,976
Eaton Corp.	48,200	2,887,180
Illinois Tool Works, Inc.^	87,400	6,964,032
Ingersoll-Rand Co., Class A	53,950	3,849,332
ITT Industries, Inc.	29,600	2,889,848
Navistar International Corp.*	21,000	672,000
PACCAR, Inc.^	55,700	3,787,600
Pall Corp.^	39,800	1,208,328
Parker-Hannifin Corp.	38,450	2,384,285

		48,264,350

Road & Rail (0.5%)
Burlington Northern Santa Fe Corp.	120,553	5,675,635
CSX Corp.	69,300	2,956,338
Norfolk Southern Corp.	129,400	4,006,224
Union Pacific Corp.	84,200	5,456,160

		18,094,357

Trading Companies & Distributors (0.0%)
Grainger (W.W.), Inc.	26,700	1,462,893

Total Industrials		397,346,595

Information Technology (15.1%)
Communications Equipment (2.6%)
ADC Telecommunications, Inc.*^	37,114	807,972
Andrew Corp.*^	52,000	663,520
Avaya, Inc.*^	152,677	$1,270,273
CIENA Corp.*^	184,500	385,605
Cisco Systems, Inc.*	2,045,700	39,093,327
Comverse Technology, Inc.*	64,100	1,515,965
Corning, Inc.*	463,842	7,709,054
JDS Uniphase Corp.*^	463,500	704,520
Lucent Technologies, Inc.*^	1,418,086	4,126,630
Motorola, Inc.	784,902	14,332,310
QUALCOMM, Inc.	522,900	17,260,929
Scientific-Atlanta, Inc.	48,700	1,620,249
Tellabs, Inc.*	143,500	1,248,450

		90,738,804

Computers & Peripherals (3.6%)
Apple Computer, Inc.*	263,700	9,706,797
Dell, Inc.*	775,000	30,620,250
EMC Corp.*	769,150	10,545,046
Gateway, Inc.*^	95,000	313,500
Hewlett-Packard Co.	923,872	21,720,231
International Business Machines Corp.	516,500	38,324,300
Lexmark International, Inc., Class A*	40,500	2,625,615
NCR Corp.*	59,800	2,100,176
Network Appliance, Inc.*^	117,200	3,313,244
QLogic Corp.*^	29,000	895,230
Sun Microsystems, Inc.*	1,090,300	4,066,819

		124,231,208

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.*	138,323	3,184,196
Jabil Circuit, Inc.*	58,900	1,809,997
Molex, Inc.^	53,750	1,399,650
Sanmina-SCI Corp.*^	168,200	920,054
Solectron Corp.*	310,700	1,177,553
Symbol Technologies, Inc.	77,700	766,899
Tektronix, Inc.	28,300	658,541

		9,916,890

Internet Software & Services (0.4%)
Yahoo!, Inc.*	420,200	14,559,930

IT Services (1.1%)
Affiliated Computer Services, Inc., Class A*	40,500	2,069,550
Automatic Data Processing, Inc.	186,700	7,835,799
Computer Sciences Corp.*	58,900	2,573,930
Convergys Corp.*^	45,500	647,010
Electronic Data Systems Corp.	166,100	3,197,425
First Data Corp.	249,249	10,004,855
Fiserv, Inc.*^	61,200	2,628,540
Paychex, Inc.	113,875	3,705,492
Sabre Holdings Corp., Class A	41,942	836,743
Sungard Data Systems, Inc.*	92,900	3,267,293
Unisys Corp.*	108,400	686,172

		37,452,809

Office Electronics (0.1%)
Xerox Corp.*	306,700	4,229,393

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Micro Devices, Inc.*^	126,400	2,191,776
Altera Corp.*	118,900	2,356,598
Analog Devices, Inc.	118,400	4,417,504
Applied Materials, Inc.	526,200	8,513,916
Applied Micro Circuits Corp.*	98,100	251,136
Broadcom Corp., Class A*	101,100	3,590,061
Freescale Semiconductor, Inc., Class B*	128,600	2,723,748
Intel Corp.	1,976,000	51,494,560
KLA-Tencor Corp.	63,000	2,753,100
Linear Technology Corp.	97,900	3,591,951

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
LSI Logic Corp.*^	124,100	$1,053,609
Maxim Integrated Products, Inc.	104,900	4,008,229
Micron Technology, Inc.*^	196,800	2,009,328
National Semiconductor Corp.^	111,700	2,460,751
Novellus Systems, Inc.*^	44,200	1,092,182
NVIDIA Corp.*^	54,000	1,442,880
PMC-Sierra, Inc.*^	57,700	538,341
Teradyne, Inc.*	62,600	749,322
Texas Instruments, Inc.^	532,081	14,935,514
Xilinx, Inc.	112,300	2,863,650

		113,038,156

Software (3.8%)
Adobe Systems, Inc.	156,500	4,479,030
Autodesk, Inc.	73,100	2,512,447
BMC Software, Inc.*^	70,900	1,272,655
Citrix Systems, Inc.*^	54,100	1,171,806
Computer Associates International, Inc.	170,325	4,680,531
Compuware Corp.*^	124,300	893,717
Electronic Arts, Inc.*	98,100	5,553,441
Intuit, Inc.*^	59,300	2,675,023
Mercury Interactive Corp.*^	27,700	1,062,572
Microsoft Corp.	3,216,500	79,897,860
Novell, Inc.*^	121,900	755,780
Oracle Corp.*	1,415,420	18,683,544
Parametric Technology Corp.*	86,900	554,422
Siebel Systems, Inc.	165,300	1,471,170
Symantec Corp.*	227,700	4,950,198
VERITAS Software Corp.*	136,800	3,337,920

		133,952,116

Total Information Technology		528,119,306

Materials (2.9%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	73,400	4,426,020
Dow Chemical Co.	307,701	13,701,926
DuPont (E.I.) de Nemours & Co.	318,826	13,712,706
Eastman Chemical Co.	25,700	1,417,355
Ecolab, Inc.	70,300	2,274,908
Engelhard Corp.	38,600	1,102,030
Great Lakes Chemical Corp.	16,600	522,402
Hercules, Inc.*	36,100	510,815
International Flavors & Fragrances, Inc.	28,300	1,025,026
Monsanto Co.	85,799	5,394,183
PPG Industries, Inc.	55,000	3,451,800
Praxair, Inc.	103,500	4,823,100
Rohm & Haas Co.^	61,706	2,859,456
Sigma-Aldrich Corp.^	22,000	1,232,880

		56,454,607

Construction Materials (0.1%)
Vulcan Materials Co.	32,700	2,125,173

Containers & Packaging (0.2%)
Ball Corp.	35,200	1,265,792
Bemis Co.	34,300	910,322
Pactiv Corp.*	47,700	1,029,366
Sealed Air Corp.*	26,817	1,335,219
Temple-Inland, Inc.	39,800	1,478,570

		6,019,269

Metals & Mining (0.6%)
Alcoa, Inc.	279,148	7,294,137
Allegheny Technologies, Inc.	28,650	632,019
Freeport-McMoRan Copper & Gold, Inc., Class B	57,500	2,152,800
Newmont Mining Corp.	142,700	5,569,581
Nucor Corp.	51,300	2,340,306
Phelps Dodge Corp.^	31,048	2,871,940
United States Steel Corp.^	36,500	$1,254,505

		22,115,288

Paper & Forest Products (0.4%)
Georgia-Pacific Corp.	83,204	2,645,887
International Paper Co.	156,935	4,741,006
Louisiana-Pacific Corp.	35,400	870,132
MeadWestvaco Corp.	59,659	1,672,839
Weyerhaeuser Co.	78,400	4,990,160

		14,920,024

Total Materials		101,634,361

Telecommunication Services (3.2%)
Diversified Telecommunication Services (2.9%)
ALLTEL Corp.^	104,700	6,520,716
AT&T Corp.	256,423	4,882,294
BellSouth Corp.	586,100	15,572,677
CenturyTel, Inc.	41,950	1,452,728
Citizens Communications Co.^	109,000	1,464,960
Qwest Communications International, Inc.*	535,243	1,985,752
SBC Communications, Inc.	1,057,333	25,111,659
Sprint Corp.^	473,600	11,882,624
Verizon Communications, Inc.	885,746	30,602,524

		99,475,934

Wireless Telecommunication Services (0.3%)
Nextel Communications, Inc., Class A*	360,200	11,638,062

Total Telecommunication Services		111,113,996

Utilities (3.4%)
Electric Utilities (2.3%)
Allegheny Energy, Inc.*^	52,000	1,311,440
Ameren Corp.	65,100	3,600,030
American Electric Power Co., Inc.^	122,880	4,530,586
CenterPoint Energy, Inc.^	92,900	1,227,209
Cinergy Corp.	63,500	2,846,070
Consolidated Edison, Inc.^	77,800	3,644,152
DTE Energy Co.	55,700	2,605,089
Edison International, Inc.	104,300	4,229,365
Entergy Corp.	67,900	5,129,845
Exelon Corp.	214,200	10,994,886
FirstEnergy Corp.	105,601	5,080,464
FPL Group, Inc.	125,400	5,274,324
PG&E Corp.^	118,400	4,444,736
Pinnacle West Capital Corp.	31,500	1,400,175
PPL Corp.^	60,744	3,606,979
Progress Energy, Inc.^	79,600	3,601,104
Southern Co.	238,200	8,258,394
TECO Energy, Inc.^	66,200	1,251,842
TXU Corp.	76,700	6,373,003
Xcel Energy, Inc.^	128,745	2,513,102

		81,922,795

Gas Utilities (0.2%)
KeySpan Corp.	55,300	2,250,710
Nicor, Inc.^	14,100	580,497
NiSource, Inc.	86,959	2,150,496
Peoples Energy Corp.^	12,100	525,866

		5,507,569

Multi-Utilities & Unregulated Power (0.9%)
AES Corp.*	209,000	3,423,420
Calpine Corp.*^	172,200	585,480
CMS Energy Corp.*^	70,000	1,054,200
Constellation Energy Group, Inc.	56,800	3,276,792
Dominion Resources, Inc.	109,023	8,001,198

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Duke Energy Corp.^	296,560	$8,816,729
Dynegy, Inc., Class A*^	106,213	516,195
Public Service Enterprise Group, Inc.	76,400	4,646,648
Sempra Energy	76,522	3,161,124

		33,481,786

Total Utilities		120,912,150

Total Common Stocks (99.8%) (Cost $3,154,137,002)		3,486,105,881

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (0.1%)
U.S. Treasury Bills
2.70%, 7/14/05 (o)(p)	$2,500,000	2,497,567

Short-Term Investments of Cash Collateral for Securities Loaned (6.0%)
CC USA, Inc.
3.49%, 10/28/05 (1)	3,001,659	3,001,659
Citigroup Funding, Inc.
3.40%, 7/1/05	9,999,056	9,999,056
Credit Commerciale De France
3.31%, 8/9/05	5,000,000	5,000,000
Den Danske Copenhagen
3.38%, 7/1/05	15,000,000	15,000,000
Dexia Bank BXL
3.38%, 7/1/05	15,000,000	15,000,000
Five Finance, Inc.
3.30%, 8/8/05	17,924,330	17,924,330
Fortis Bank, Brussels
3.45%, 7/1/05	15,000,000	15,000,000
General Electric Capital Corp.
3.53%, 3/29/06 (1)	5,001,860	5,001,860
HSH Nordbank GC
3.39%, 7/1/05	10,000,000	10,000,000
ING America Insurance Holdings
3.22%, 7/14/05	9,975,925	9,975,925
ING USA
3.33%, 8/18/05	5,000,000	5,000,000
Lloyds Tokyo Jom
3.45%, 7/1/05	15,000,000	15,000,000
Nordeutsche Landesbank
3.43%, 7/1/05	7,465,995	7,465,995
Rabobank, Singapore
3.38%, 7/1/05	15,000,000	15,000,000

	Principal Amount	Value (Note1)
Raiffeisen Zentralbank Oest
3.40%, 7/1/05	$15,000,000	$15,000,000
Scaldis Capital LLC
3.30%, 7/25/05	6,009,729	6,009,729
Societe Generale
3.38%, 7/1/05	15,000,000	15,000,000
Swedbank N.Y.
3.23%, 7/14/06 (1)	2,998,281	2,998,281
Tango Finance Corp.
3.15%, 8/8/05 (1)	10,000,000	10,000,000
Westdeutsche Landesbank G.C.
3.47%, 7/1/05	15,000,000	15,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		212,376,835

Time Deposit (0.1%)
JPMorgan Chase Nassau
2.70%, 7/1/05	2,107,192	2,107,192

Total Short-Term Investments (6.2%) (Cost/Amortized Cost $216,981,675)		216,981,594

Total Investments (106.0%) (Cost/Amortized Cost $3,371,118,677)		3,703,087,475
Other Assets Less Liabilities (-6.0%)		(210,652,784)

Net Assets (100%)		$3,492,434,691

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2005.

(p)	Yield to maturity.

Glossary:

REIT — Real Estate Investment Trust

At June 30, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/05	Unrealized Depreciation
S&P 500 Index	13	September-05	$3,958,500	$3,885,375	$(73,125)

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$77,415,132
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$84,767,904

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$762,122,350
Aggregate gross unrealized depreciation . .	(434,873,897)

Net unrealized appreciation	$327,248,453

Federal income tax cost of investments	$3,375,839,022

At June 30, 2005, the Portfolio had loaned securities with a total value of $207,428,580. This was secured by collateral of $212,376,835 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $35,934,237 which expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.1%)
Hotels, Restaurants & Leisure (4.0%)
Shuffle Master, Inc.*^	97,500	$2,732,925
Starwood Hotels & Resorts Worldwide, Inc.	50,500	2,957,785
Station Casinos, Inc.	25,000	1,660,000

		7,350,710

Household Durables (2.1%)
D.R. Horton, Inc.	25,000	940,250
Fortune Brands, Inc.	22,000	1,953,600
Pulte Homes, Inc.	12,000	1,011,000

		3,904,850

Internet & Catalog Retail (1.1%)
eBay, Inc.*	63,400	2,092,834

Media (2.8%)
Comcast Corp., Class A*	57,000	1,749,900
Lamar Advertising Co., Class A*	35,000	1,496,950
Omnicom Group, Inc.	22,500	1,796,850

		5,043,700

Specialty Retail (4.1%)
Best Buy Co., Inc.	15,000	1,028,250
Chico’s FAS, Inc.*	130,000	4,456,400
Steiner Leisure Ltd.*^	55,000	2,038,850

		7,523,500

Textiles, Apparel & Luxury Goods (5.0%)
Coach, Inc.*	144,000	4,834,080
Quicksilver, Inc.*	190,000	3,036,200
Wolverine World Wide, Inc.^	55,000	1,320,550

		9,190,830

Total Consumer Discretionary		35,106,424

Consumer Staples (6.5%)
Food & Staples Retailing (2.1%)
United Natural Foods, Inc.*^	48,300	1,466,871
Walgreen Co.	52,000	2,391,480

		3,858,351

Food Products (1.8%)
McCormick & Co., Inc. (Non-Voting)	100,000	3,268,000

Household Products (1.9%)
Procter & Gamble Co.	25,000	1,318,750
Spectrum Brands, Inc.*	65,000	2,145,000

		3,463,750

Personal Products (0.7%)
Estee Lauder Cos., Inc. (The), Class A	35,000	1,369,550

Total Consumer Staples		11,959,651

Energy (6.7%)
Energy Equipment & Services (2.3%)
Diamond Offshore Drilling, Inc.	20,000	1,068,600
Halliburton Co.	25,000	1,195,500
Weatherford International Ltd.*	33,000	1,913,340

		4,177,440

Oil & Gas (4.4%)
Apache Corp.	41,700	2,693,820
Devon Energy Corp.	39,500	2,001,860
XTO Energy, Inc.	102,733	3,491,895

		8,187,575

Total Energy		12,365,015

Financials (3.8%)
Capital Markets (1.7%)
Investors Financial Services Corp.	27,000	1,021,140
Legg Mason, Inc.	20,000	$2,082,200

		3,103,340

Consumer Finance (1.2%)
American Express Co.	34,000	1,809,820
Capital One Financial Corp.	6,000	480,060

		2,289,880

Insurance (0.9%)
Prudential Financial, Inc.	25,000	1,641,500

Total Financials		7,034,720

Health Care (26.9%)
Biotechnology (2.7%)
Genentech, Inc.*	37,500	3,010,500
Martek Biosciences Corp.*^	23,500	891,825
Protein Design Labs, Inc.*^	50,000	1,010,500

		4,912,825

Health Care Equipment & Supplies (9.8%)
Alcon, Inc.	32,000	3,499,200
Baxter International, Inc.	60,000	2,226,000
Cooper Cos., Inc.	28,000	1,704,080
Fisher Scientific International, Inc.*	25,000	1,622,500
Kinetic Concepts, Inc.*^	33,000	1,980,000
Medtronic, Inc.	48,280	2,500,421
St. Jude Medical, Inc.*	55,800	2,433,438
Stryker Corp.	41,800	1,988,008

		17,953,647

Health Care Providers & Services (10.5%)
Aetna, Inc.	46,000	3,809,720
American Healthways, Inc.*^	71,500	3,022,305
Caremark Rx, Inc.*	100,000	4,452,000
Community Health Systems, Inc.*^	58,000	2,191,820
Coventry Health Care, Inc.*	30,000	2,122,500
DaVita, Inc.*	20,000	909,600
UnitedHealth Group, Inc.	55,000	2,867,700

		19,375,645

Pharmaceuticals (3.9%)
Eli Lilly & Co.	22,000	1,225,620
Endo Pharmaceuticals Holdings, Inc.*	85,000	2,233,800
Johnson & Johnson	35,000	2,275,000
Pfizer, Inc.	50,000	1,379,000

		7,113,420

Total Health Care		49,355,537

Industrials (7.1%)
Aerospace & Defense (1.5%)
Lockheed Martin Corp.	42,500	2,756,975

Commercial Services & Supplies (0.5%)
Cintas Corp.	25,000	965,000

Electrical Equipment (1.1%)
Cooper Industries Ltd., Class A^	30,900	1,974,510

Industrial Conglomerates (4.0%)
General Electric Co.	149,000	5,162,850
Tyco International Ltd.	73,000	2,131,600

		7,294,450

Total Industrials		12,990,935

Information Technology (25.3%)
Communications Equipment (3.0%)
Corning, Inc.*	175,000	2,908,500
QUALCOMM, Inc.	76,400	2,521,964

		5,430,464

Computers & Peripherals (4.0%)
Apple Computer, Inc.*	60,000	2,208,600
Dell, Inc.*	50,000	1,975,500

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
International Business Machines Corp.	22,000	$1,632,400
Network Appliance, Inc.*	56,600	1,600,082

		7,416,582

Internet Software & Services (4.4%)
Google, Inc., Class A*	11,300	3,323,895
VeriSign, Inc.*	60,000	1,725,600
Yahoo!, Inc.*	85,000	2,945,250

		7,994,745

IT Services (1.3%)
Cognizant Technology Solutions Corp., Class A*	51,600	2,431,908

Semiconductors & Semiconductor Equipment (5.9%)
Altera Corp.*	133,000	2,636,060
Intel Corp.	94,500	2,462,670
Lam Research Corp.*	30,000	868,200
Marvell Technology Group Ltd.*	106,000	4,032,240
Microchip Technology, Inc.	30,000	888,600

		10,887,770

Software (6.7%)
Adobe Systems, Inc.	64,000	1,831,680
Autodesk, Inc.	96,500	3,316,705
Cadence Design Systems, Inc.*	130,000	1,775,800
Microsoft Corp.	145,000	3,601,800
Oracle Corp.*	140,000	1,848,000

		12,373,985

Total Information Technology		46,535,454

Materials (3.0%)
Chemicals (1.3%)
Air Products & Chemicals, Inc.	41,000	2,472,300

Metals & Mining (1.7%)
Massey Energy Co.^	82,400	3,108,128

Total Materials		$5,580,428

Total Common Stocks (98.4%) (Cost $163,905,549)		180,928,164

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Funds of Cash Collateral for Securities Loaned (8.5%)
Barclays Capital
3.47%, 7/1/05	$12,594,699	12,594,699
CC USA, Inc.
3.49%, 10/28/05 (l)	1,000,553	1,000,553
Nomura Securities
3.51%, 7/1/05	2,000,000	2,000,000

Total Short-Term Funds of Cash Collateral for Securities Loaned		15,595,252

Time Deposit (1.3%)
JPMorgan Chase Nassau
2.70%, 7/1/05	2,349,827	2,349,827

Total Short-Term Investments (9.8%) (Amortized Cost $17,945,079)		17,945,079

Total Investments (108.2%) (Cost/Amortized Cost $181,850,628)		198,873,243
Other Assets Less Liabilities (-8.2%)		(15,006,538)

Net Assets (100%)		$183,866,705

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1)

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$126,107,234
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$119,020,835

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,219,131
Aggregate gross unrealized depreciation	(3,797,881)

Net unrealized appreciation	$16,421,250

Federal income tax cost of investments	$182,451,993

At June 30, 2005, the Portfolio had loaned securities with a total value of $15,288,506. This was secured by collateral of $15,595,252 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2005, the Portfolio incurred approximately $500 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (24.0%)
Automobiles (1.2%)
Renault S.A.	161,063	$14,214,838

Commercial Services & Supplies (2.0%)
DeVry, Inc.*^	324,900	6,465,510
Knoll, Inc.	1,019,200	17,438,512

		23,904,022

Hotels, Restaurants & Leisure (3.5%)
Las Vegas Sands Corp.*^	3,200	114,400
Royal Caribbean Cruises Ltd.^	818,600	39,587,496
Sportingbet.com (UK) plc*	342,780	2,015,283

		41,717,179

Household Durables (5.6%)
Harman International Industries, Inc.	829,100	67,455,576

Leisure Equipment & Products (2.0%)
Eastman Kodak Co.^	902,930	24,243,671

Media (6.9%)
DIRECTV Group, Inc.*	223,000	3,456,500
Getty Images, Inc.*^	229,000	17,005,540
NTL, Inc.*^	358,763	24,546,565
Omnicom Group, Inc.	306,500	24,477,090
Salem Communications Corp., Class A*^	666,904	13,231,375

		82,717,070

Specialty Retail (2.8%)
Aeropostale, Inc.*^	162,400	5,456,640
Chico’s FAS, Inc.*	11,800	404,504
GameStop Corp.*^	84,800	2,773,808
Tiffany & Co.	749,100	24,540,516
Urban Outfitters, Inc.*	11,800	668,942

		33,844,410

Total Consumer Discretionary		288,096,766

Consumer Staples (3.7%)
Beverages (1.0%)
Molson Coors Brewing Co.	185,600	11,507,200

Food & Staples Retailing (2.7%)
Safeway, Inc.	1,447,000	32,687,730

Total Consumer Staples		44,194,930

Energy (13.9%)
Energy Equipment & Services (10.9%)
Cooper Cameron Corp.*	109,600	6,800,680
Diamond Offshore Drilling, Inc.	257,200	13,742,196
GlobalSantaFe Corp.	125,900	5,136,720
Grant Prideco, Inc.*	717,100	18,967,295
National Oilwell Varco, Inc.*	857,542	40,767,547
Noble Corp.	185,200	11,391,652
SEACOR Holdings, Inc.*^	187,000	12,024,100
Weatherford International Ltd.*	391,170	22,680,036

		131,510,226

Oil & Gas (3.0%)
Goodrich Petroleum Corp.*^	308,100	6,340,698
Peabody Energy Corp.	11,800	614,072
Pioneer Natural Resources Co.	208,800	8,786,304
Tesoro Corp.	443,000	20,608,360

		36,349,434

Total Energy		167,859,660

Financials (4.2%)
Diversified Financial Services (4.2%)
Archipelago Holdings, Inc.*^	291,215	11,354,473
Calamos Asset Management, Inc., Class A^	1,015,600	27,664,944
Greenhill & Co., Inc.^	166,900	$6,761,119
Lazard Ltd.*^	227,200	5,282,400

Total Financials		51,062,936

Health Care (4.3%)
Biotechnology (1.4%)
Neurocrine Biosciences, Inc.*^.	399,600	16,807,176

Health Care Equipment & Supplies (2.6%)
Cyberonics, Inc.*	208,700	9,055,493
Cytyc Corp.*	995,300	21,956,318

		31,011,811

Health Care Providers & Services (0.3%)
Health Net, Inc.*	53,400	2,037,744
Service Corp. International	193,100	1,548,662

		3,586,406

Total Health Care		51,405,393

Industrials (8.9%)
Aerospace & Defense (1.9%)
ARGON ST, Inc.*^	33,690	1,195,995
Empresa Brasileira de Aeronautica S.A. (ADR)^	410,100	13,562,007
Essex Corp.*^	118,300	2,706,704
L-3 Communications Holdings, Inc.	76,200	5,835,396

		23,300,102

Airlines (0.5%)
Westjet Airlines Ltd.*	502,100	5,595,742

Commercial Services & Supplies (3.3%)
Career Education Corp.*	631,937	23,135,214
Universal Technical Institute, Inc.*^	293,940	9,758,808
Wright Express Corp.*^	356,900	6,591,943

		39,485,965

Construction & Engineering (0.9%)
Fluor Corp.	197,100	11,350,989

Industrial Conglomerates (0.2%)
Smiths Group plc	106,300	1,751,039

Machinery (0.4%)
Flowserve Corp.*^	151,900	4,596,494

Marine (0.3%)
Diana Shipping, Inc.	160,300	2,346,792
DryShips, Inc.*^	80,900	1,335,659

		3,682,451

Road & Rail (1.4%)
Burlington Northern Santa Fe Corp.	214,200	10,084,536
Norfolk Southern Corp.	224,380	6,946,805

		17,031,341

Total Industrials		106,794,123

Information Technology (10.2%)
Communications Equipment (7.0%)
Comverse Technology, Inc.*	310,068	7,333,108
Harris Corp.	62,200	1,941,262
Motorola, Inc.	1,105,600	20,188,256
Nokia OYJ (ADR)	1,546,400	25,732,096
Research In Motion Ltd.*^.	395,180	29,144,525

		84,339,247

Electronic Equipment & Instruments (0.9%)
Agilent Technologies, Inc.*	11,700	269,334
Flir Systems, Inc.*^	1,000	29,840
Symbol Technologies, Inc.	1,100,200	10,858,974

		11,158,148

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (1.5%)
Google, Inc., Class A*	40,398	$11,883,072
Openwave Systems, Inc.*^	124,500	2,041,800
Sohu.com, Inc.*^	190,159	4,168,285

		18,093,157

Semiconductors & Semiconductor Equipment (0.8%)
NVIDIA Corp.*	58,300	1,557,776
Silicon Laboratories, Inc.*	152,400	3,994,404
Skyworks Solutions, Inc.*^	511,800	3,771,966

		9,324,146

Total Information Technology		122,914,698

Materials (11.9%)
Chemicals (7.2%)
Ashland, Inc.*	43,000	3,090,410
Monsanto Co.	479,100	30,121,017
Mosaic Co.*^	901,700	14,030,452
Potash Corp. of Saskatchewan, Inc. (Toronto Exchange)	39,300	3,752,560
Potash Corp. of Saskatchewan, Inc. (New York Exchange)	354,600	33,892,668
Wellman, Inc.^	114,181	1,163,504

		86,050,611

Construction Materials (1.4%)
Cemex S.A. de C.V. (ADR)	72,300	3,066,966
Martin Marietta Materials, Inc.	16,700	1,154,304
Texas Industries, Inc.^	233,500	13,129,705

		17,350,975

Metals & Mining (3.3%)
Newmont Mining Corp.	528,100	20,611,743
Novelis, Inc. (New York Exchange)^	113,500	2,914,680
Novelis, Inc. (Toronto Exchange)	633,100	16,060,106

		39,586,529

Total Materials		142,988,115

Telecommunication Services (17.6%)
Diversified Telecommunication Services (7.3%)
Arbinet-thexchange, Inc.*^	1,279,300	8,571,310
Citizens Communications Co.	1,959,849	26,340,371
NeuStar, Inc. Class A*	25,400	650,240
Orascom Telecom Holding SAE (GDR)	27,076	1,372,964
Philippine Long Distance Telephone Co. (ADR)^	326,400	9,481,920
Sprint Corp.	1,643,100	41,225,379

		87,642,184

Industrial Conglomerates (1.7%)
Hutchison Telecommunications International Ltd. (ADR)*^	1,350,000	20,169,000

Wireless Telecommunication Services (8.6%)
American Tower Corp., Class A*	1,671,590	35,136,822
Crown Castle International Corp.*	215,900	4,387,088
Nextel Communications, Inc., Class A*	1,979,500	63,957,645

		103,481,555

Total Telecommunication Services	.	211,292,739

Total Common Stocks (98.7%) (Cost $1,084,463,151)		1,186,609,360

	Principal Amount	Value (Note1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (17.2%)
ABN Amro Bank N.V. N.Y. Branch
3.49%, 7/1/05	$10,000,000	$10,000,000
Barclays Capital
3.47%, 7/1/05	15,590,897	15,590,897
CC USA, Inc.
3.33%, 11/28/05 (l)	15,006,650	15,006,650
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	10,000,000	10,000,000
Dresdner Bank AG
3.49%, 7/1/05	53,000,000	53,000,000
General Electric Capital Corp.
3.53%, 3/29/06 (l)	7,002,604	7,002,604
3.54%, 5/12/06 (l)	5,010,500	5,010,500
General Electric Co.
3.15%, 10/24/05 (l)	5,001,549	5,001,549
Goldman Sachs Group LP
3.20%, 2/15/06 (l)	2,000,081	2,000,081
ING USA
3.33%, 8/18/05	5,000,000	5,000,000
Merrill Lynch & Co., Inc.
3.21%, 10/19/06 (l)	10,000,000	10,000,000
Metropolitan Life Global Funding
3.48%, 3/17/06 (l)	4,998,432	4,998,432
Monumental Global Funding II
3.14%, 7/6/05 (l)	5,000,158	5,000,158
Morgan Stanley
3.62%, 6/30/06 (l)	7,500,000	7,500,000
Nomura Securities
3.51%, 7/1/05	20,000,000	20,000,000
Nordeutsche Landesbank N.Y.
3.34%, 3/30/06 (l)	19,989,745	19,989,745
Westdeutsche Landesbank N.Y.
3.34%, 7/13/05 (l)	11,998,794	11,998,794

Total Short-Term Investments of Cash Collateral for Securities Loaned		207,099,410

Time Deposit (1.8%)
JPMorgan Chase Nassau
2.70%, 7/1/05	21,678,792	21,678,792

Total Short-Term Investments (19.0%) (Amortized Cost $228,778,202)		228,778,202

Total Investments (117.7%) (Cost/Amortized Cost $1,313,241,353)		1,415,387,562
Other Assets Less Liabilities (-17.7%)		(212,818,434)

Net Assets (100%)		$1,202,569,128

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$823,433,734
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$747,232,641

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,705,946
Aggregate gross unrealized depreciation	(32,977,088)

Net unrealized appreciation	$98,728,858

Federal income tax cost of investments	$1,316,658,704

At June 30, 2005, the Portfolio had loaned securities with a total value of $202,728,490. This was secured by collateral of $207,099,410 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.6%)
Auto Components (1.0%)
Aftermarket Technology Corp.*^	266,800	$4,650,324
BorgWarner, Inc.^	47,500	2,549,325
Keystone Automotive Industries, Inc.*^	208,000	5,143,840
Noble International Ltd.	119,600	2,816,580

		15,160,069

Automobiles (0.0%)
Monaco Coach Corp.^	38,300	658,377

Distributors (0.2%)
Advanced Marketing Services, Inc.*	163,600	818,000
BlueLinx Holdings, Inc.	247,100	2,614,318

		3,432,318

Hotels, Restaurants & Leisure (2.9%)
Ambassadors Group, Inc.^	103,415	3,846,004
Brinker International, Inc.*	158,060	6,330,303
CBRL Group, Inc.	19,100	742,226
Dominos Pizza, Inc.]	371,200	8,262,912
Fox & Hound Restaurant Group*	82,500	985,875
Harrah’s Entertainment, Inc.	19,987	1,440,495
Hilton Hotels Corp.	79,600	1,898,460
Nevada Gold & Casinos, Inc.*^	51,029	553,665
Outback Steakhouse, Inc.	133,700	6,048,588
Royal Caribbean Cruises Ltd.^	232,060	11,222,421
Wendy’s International, Inc.	90,900	4,331,385

		45,662,334

Household Durables (1.6%)
Blount International, Inc.*^	171,800	2,867,342
Jarden Corp.*^	231,000	12,455,520
Matsushita Electric Industrial Co., Ltd.	25,000	379,704
Newell Rubbermaid, Inc.	184,300	4,393,712
Sony Corp. (ADR)	29,900	1,029,756
William Lyon Homes, Inc.*^	38,800	3,763,988

		24,890,022

Internet & Catalog Retail (0.3%)
Insight Enterprises, Inc.*^	249,700	5,038,946
Varsity Group, Inc./DC*^	57,424	290,566

		5,329,512

Leisure Equipment & Products (1.2%)
Brunswick Corp.	92,600	4,011,432
Eastman Kodak Co.^	305,400	8,199,990
K2, Inc.*^.	119,700	1,517,796
RC2 Corp.*^	134,770	5,063,309

		18,792,527

Media (1.2%)
E.W. Scripps Co., Class A	27,800	1,356,640
Emmis Communications Corp., Class A*^	16,201	286,272
Gannett Co., Inc.	28,000	1,991,640
Lamar Advertising Co., Class A*^	43,144	1,845,269
New Frontier Media, Inc.*	522,162	3,472,377
New York Times Co., Class A^	50,300	1,566,845
Reader’s Digest Association, Inc. (Non-Voting)	210,500	3,473,250
Tribune Co.	62,700	2,205,786
Viacom, Inc., Class B	89,743	2,873,571

		19,071,650

Multiline Retail (0.7%)
Big Lots, Inc.*^	342,320	4,532,317
Family Dollar Stores, Inc.	191,600	5,000,760
Nordstrom, Inc.	13,790	$937,306

		10,470,383

Specialty Retail (3.8%)
AnnTaylor Stores Corp.*	66,700	1,619,476
Asbury Automotive Group, Inc.*^	212,700	3,277,707
Autonation, Inc.*^	102,400	2,101,248
Big 5 Sporting Goods Corp.	254,700	7,228,386
Blockbuster, Inc., Class A^	11,991	109,358
Blockbuster, Inc., Class B	11,991	102,883
Group 1 Automotive, Inc.*^	25,000	601,000
Linens ‘N Things, Inc.*	47,300	1,119,118
Lithia Motors, Inc.^	147,847	4,265,386
Men’s Wearhouse, Inc.*^	126,600	4,358,838
Office Depot, Inc.*	74,900	1,710,716
OfficeMax, Inc.	50,500	1,503,385
Pacific Sunwear of California, Inc.*	149,500	3,437,005
Pep Boys Manny, Moe & Jack^	158,100	2,140,674
Pier 1 Imports, Inc.^	298,500	4,235,715
Pomeroy IT Solutions, Inc.*^	99,484	1,007,773
Regis Corp.	136,600	5,338,328
Select Comfort Corp.*^	7,900	169,297
Sports Authority, Inc.*	132,900	4,226,220
Stage Stores, Inc.*^	31,300	1,364,680
TBC Corp.*^	52,644	1,428,231
Tiffany & Co.	139,900	4,583,124
Whitehall Jewelers, Inc.*	377,100	2,583,135

		58,511,683

Textiles, Apparel & Luxury Goods (0.7%)
Liz Claiborne, Inc.^	129,200	5,136,992
Perry Ellis International, Inc.*	152,684	3,571,279
Warnaco Group, Inc.*^	67,390	1,566,817

		10,275,088

Total Consumer Discretionary		212,253,963

Consumer Staples (2.4%)
Beverages (0.2%)
Coca-Cola Enterprises, Inc.	88,846	1,955,501
Cott Corp. (New York Exchange)*^	34,900	761,867
Cott Corp. (Toronto Exchange)*	32,800	714,755

		3,432,123

Food & Staples Retailing (1.3%)
BJ’s Wholesale Club, Inc.*	373,700	12,141,513
Safeway, Inc.	323,340	7,304,251

		19,445,764

Food Products (0.5%)
Bunge Ltd.^	11,200	710,080
Corn Products International, Inc.^	90,700	2,155,032
Dean Foods Co.*	125,510	4,422,972
Treehouse Foods, Inc.*	25,102	715,658

		8,003,742

Household Products (0.3%)
Colgate-Palmolive Co.	103,500	5,165,685

Personal Products (0.1%)
NBTY, Inc.*^	27,900	723,726

Total Consumer Staples		36,771,040

Energy (9.7%)
Energy Equipment & Services (5.7%)
Baker Hughes, Inc.	108,090	5,529,884
BJ Services Co.	70,700	3,710,336
Cooper Cameron Corp.*^	98,810	6,131,161
ENSCO International, Inc.	81,400	2,910,050
FMC Technologies, Inc.*^	76,400	2,442,508

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
GlobalSantaFe Corp.^	79,400	$3,239,520
Grant Prideco, Inc.*	192,100	5,081,045
Halliburton Co.	172,400	8,244,168
Helmerich & Payne, Inc.	106,400	4,992,288
Input/Output, Inc.*^	540,500	3,394,340
Nabors Industries Ltd.*	61,200	3,709,944
National Oilwell Varco, Inc.*	148,400	7,054,936
Noble Corp.^	96,300	5,923,413
Offshore Logistics, Inc.*^	93,400	3,067,256
Oil States International, Inc.*^	326,800	8,225,556
Pride International, Inc.*	64,700	1,662,790
Smith International, Inc.	4,000	254,800
Superior Energy Services, Inc.*^	199,300	3,547,540
Transocean, Inc.*	95,800	5,170,326
Unit Corp.*	98,400	4,330,584
Weatherford International Ltd.*	8,700	504,426

		89,126,871

Oil & Gas (4.0%)
Atlas America, Inc.*^	62,600	2,328,094
Encore Acquisition Co.*^	153,700	6,301,700
Energy Partners Ltd.*^	143,800	3,768,998
Forest Oil Corp.*	113,900	4,783,800
Holly Corp.	118,800	5,544,396
KCS Energy, Inc.*^	181,000	3,143,970
McMoRan Exploration Co.*^	49,200	959,892
OMI Corp.^	234,200	4,452,142
Petroleum Development Corp.*^	108,100	3,442,985
Plains Exploration & Production Co.*	243,000	8,633,790
Premcor, Inc.	34,800	2,581,464
Valero Energy Corp.	37,480	2,965,043
Vintage Petroleum, Inc.	154,900	4,719,803
Whiting Petroleum Corp.*^	102,900	3,736,299
World Fuel Services Corp.^	185,500	4,342,555

		61,704,931

Total Energy		150,831,802

Financials (15.6%)
Capital Markets (1.1%)
Charles Schwab Corp.	97,600	1,100,928
Janus Capital Group, Inc.^	265,160	3,988,006
Lehman Brothers Holdings, Inc.	41,600	4,130,048
Merrill Lynch & Co., Inc.	81,200	4,466,812
Nuveen Investments, Inc., Class A^	37,900	1,425,798
State Street Corp.	48,400	2,335,300

		17,446,892

Commercial Banks (2.4%)
Bank of America Corp.	75,198	3,429,781
EuroBancshares, Inc.*^	198,846	3,191,478
Hanmi Financial Corp.^	328,741	5,489,975
Independent Bank Corp./Massachusetts^	53,932	1,521,422
Nara Bancorp, Inc.^	81,345	1,194,145
North Fork Bancorp, Inc.	6,800	191,012
Old Second Bancorp, Inc.^	53,292	1,550,264
Santander BanCorp^	91,500	2,292,990
Southwest Bancorp, Inc./Oklahoma^	41,700	854,016
UCBH Holdings, Inc.^	348,928	5,666,591
Umpqua Holdings Corp.	31,139	733,012
UnionBanCal Corp.	59,960	4,012,523
Wachovia Corp.	105,830	5,249,168
Wilshire Bancorp, Inc.^	140,322	2,010,814

		37,387,191

Consumer Finance (0.1%)
Student Loan Corp.^	9,400	2,066,120

Diversified Financial Services (0.4%)
Citigroup, Inc.	26,700	$1,234,341
Marlin Business Services, Inc.*^	199,173	4,003,377

		5,237,718

Insurance (6.9%)
Aflac, Inc.	194,820	8,431,810
Ambac Financial Group, Inc.	64,200	4,478,592
AmerUs Group Co.^	89,400	4,295,670
Aspen Insurance Holdings Ltd.	148,100	4,081,636
Berkshire Hathaway, Inc., Class A*	65	5,427,500
Fidelity National Financial, Inc.	294,300	10,503,567
Hilb, Rogal & Hobbs Co.^	209,900	7,220,560
IPC Holdings Ltd.	61,496	2,436,471
LandAmerica Financial Group, Inc.^	58,400	3,467,208
Marsh & McLennan Cos., Inc.	39,900	1,105,230
MBIA, Inc.^	93,800	5,563,278
MetLife, Inc.	106,800	4,799,592
Montpelier Reinsurance Holdings Ltd.^	120,800	4,177,264
Philadelphia Consolidated Holdings Corp.*^	168,400	14,273,584
Protective Life Corp.	63,600	2,685,192
Prudential Financial, Inc.	59,800	3,926,468
Reinsurance Group of America, Inc.^	62,600	2,911,526
Scottish Annuity & Life Holdings Ltd.	54,550	1,322,292
St. Paul Travelers Cos., Inc.	126,475	4,999,557
Stancorp Financial Group, Inc.	68,100	5,215,098
Universal American Financial Corp.*^	190,500	4,309,110
Willis Group Holdings Ltd.	38,700	1,266,264

		106,897,469

Real Estate (2.3%)
Alexandria Real Estate Equities, Inc. (REIT)	35,300	2,592,785
CenterPoint Properties Trust (REIT)	66,320	2,805,336
Duke Realty Corp. (REIT)	79,020	2,501,773
Education Realty Trust, Inc. (REIT)	253,300	4,635,390
Equity Office Properties Trust (REIT)	73,500	2,432,850
Equity Residential Properties Trust (REIT)	55,500	2,043,510
General Growth Properties, Inc. (REIT)	120,060	4,933,266
GMH Communities Trust (REIT)*^	82,600	1,144,010
Kimco Realty Corp. (REIT)	34,500	2,032,395
Reckson Associates Realty Corp. (REIT)	84,400	2,831,620
Trizec Properties, Inc. (REIT)	97,800	2,011,746
United Dominion Realty Trust, Inc. (REIT)	101,900	2,450,695
Vornado Realty Trust (REIT)	49,000	3,939,600

		36,354,976

Thrifts & Mortgage Finance (2.4%)
Countrywide Financial Corp.	144,330	5,572,581
Doral Financial Corp.^	215,600	3,566,024
Fannie Mae	25,600	1,495,040
Farmer Mac, Class C^	150,600	3,320,730
Flushing Financial Corp.^	225,266	4,144,894
Freddie Mac	21,300	1,389,399
NetBank, Inc.^	228,700	2,131,484

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
R&G Financial Corp., Class B^	280,400	$4,960,276
Rainier Pacific Financial Group, Inc.	141,000	2,192,550
Sterling Financial Corp./Washington*^	106,800	3,994,320
W Holding Co., Inc.	452,462	4,624,162

		37,391,460

Total Financials		242,781,826

Health Care (14.3%)
Biotechnology (0.4%)
CSL Ltd./Australia	42,299	1,087,214
Global Bio-Chem Technology Group Co., Ltd.	1,002,000	621,956
MedImmune, Inc.*	41,400	1,106,208
Millennium Pharmaceuticals, Inc.*	248,380	2,302,482
Onyx Pharmaceuticals, Inc.*^	30,710	733,355

		5,851,215

Health Care Equipment & Supplies (3.7%)
Aspect Medical Systems, Inc.*^	9,000	267,660
Baxter International, Inc.^	365,070	13,544,097
Becton, Dickinson & Co.	35,240	1,849,043
Conmed Corp.*^	25,919	797,528
Dade Behring Holdings, Inc.	78,810	5,123,438
Fisher Scientific International, Inc.*	327,469	21,252,738
Hospira, Inc.*	16,500	643,500
Merit Medical Systems, Inc.*^	246,100	3,792,401
Nutraceutical International Corp.*	242,330	3,235,105
Varian, Inc.*	153,100	5,785,649
Waters Corp.*	26,300	977,571

		57,268,730

Health Care Providers & Services (9.4%)
Accredo Health, Inc.*	23,000	1,044,200
Allied Healthcare International, Inc.*	411,200	2,911,296
American Dental Partners, Inc.*	67,297	1,642,720
AmerisourceBergen Corp.	138,200	9,556,530
Apria Healthcare Group, Inc.*	188,100	6,515,784
Community Health Systems, Inc.*	198,600	7,505,094
Corvel Corp.*^	104,514	2,625,392
DaVita, Inc.*	161,000	7,322,280
HCA, Inc.	128,580	7,286,629
Health Net, Inc.*	159,100	6,071,256
Humana, Inc.*	141,000	5,603,340
Laboratory Corp. of America Holdings*	41,520	2,071,848
McKesson Corp.	252,800	11,322,912
Omnicare, Inc.	345,800	14,672,294
PacifiCare Health Systems, Inc.*	20,700	1,479,015
Pediatrix Medical Group, Inc.*	115,000	8,457,100
Quest Diagnostics, Inc.^	97,420	5,189,563
Renal Care Group, Inc.*	275,435	12,697,553
Service Corp. International	82,000	657,640
Sierra Health Services, Inc.*^	49,000	3,501,540
Sunrise Senior Living, Inc.*^	53,400	2,882,532
Triad Hospitals, Inc.*	85,040	4,646,586
Universal Health Services, Inc., Class B	131,580	8,181,644
WebMD Corp.*^	272,700	2,800,629
WellChoice, Inc.*	149,900	10,413,553

		147,058,930

Pharmaceuticals (0.8%)
Forest Laboratories, Inc.*	22,400	870,240
Inkine Pharmaceutical Co.*^	557,500	1,778,425
Schering-Plough Corp.^	505,460	9,634,068
Wyeth	18,000	$801,000

		13,083,733

Total Health Care		223,262,608

Industrials (12.9%)
Aerospace & Defense (2.4%)
Alliant Techsystems, Inc.*	185,800	13,117,480
DRS Technologies, Inc.^	143,100	7,338,168
European Aeronautic Defence & Space Co.	108,480	3,460,580
Goodrich Corp.	3,400	139,264
Honeywell International, Inc.^	84,900	3,109,887
Lockheed Martin Corp.	26,720	1,733,326
Precision Castparts Corp.	63,905	4,978,200
Raytheon Co.^	32,500	1,271,400
SI International, Inc.*^	101,929	3,053,793

		38,202,098

Air Freight & Logistics (0.3%)
Pacer International, Inc.*	206,972	4,509,920

Airlines (0.5%)
ACE Aviation Holdings, Inc.*	48,300	1,571,485
ExpressJet Holdings, Inc.*^	94,400	803,344
Pinnacle Airlines Corp.*^	91,265	783,966
Ryanair Holdings plc (ADR)*^	72,590	3,254,936
Southwest Airlines Co.	55,200	768,936

		7,182,667

Building Products (0.7%)
Masco Corp.	234,300	7,441,368
Universal Forest Products, Inc.	71,699	2,971,924

		10,413,292

Commercial Services & Supplies (3.3%)
ARAMARK Corp., Class B	103,800	2,740,320
Corrections Corp. of America*^	188,400	7,394,700
FTI Consulting, Inc.*^	378,200	7,904,380
Geo Group, Inc.*^	316,410	7,926,070
Jackson Hewitt Tax Service, Inc.^	348,100	8,229,084
Manpower, Inc.	85,260	3,391,643
Navigant Consulting Co.*	91,700	1,619,422
PeopleSupport, Inc.*^	138,900	1,266,768
SOURCECORP, Inc.*	203,158	4,026,592
Steelcase, Inc., Class A^	149,900	2,076,115
Waste Connections, Inc.*^	63,425	2,365,118
West Corp.*^	87,169	3,347,290

		52,287,502

Construction & Engineering (2.1%)
Chicago Bridge & Iron Co., N.V. (N.Y. Shares)	197,000	4,503,420
Dycom Industries, Inc.*	208,940	4,139,101
EMCOR Group, Inc.*	43,200	2,112,480
Fluor Corp.^	270,900	15,601,131
URS Corp.*^	164,500	6,144,075

		32,500,207

Electrical Equipment (0.3%)
A.O. Smith Corp.^	54,330	1,451,154
Genlyte Group, Inc.*^	76,600	3,733,484

		5,184,638

Industrial Conglomerates (0.5%)
Tyco International Ltd.^	247,860	7,237,512

Machinery (1.9%)
Albany International Corp.^	131,900	4,235,309
Briggs & Stratton Corp.^	89,300	3,091,566
Crane Co.	53,100	1,396,530
Gardner Denver, Inc.*^	55,500	1,946,940
Harsco Corp.	65,000	3,545,750
JLG Industries, Inc.^	28,100	772,188
Kennametal, Inc.	120,400	5,520,340

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
SPX Corp.	154,530	$7,105,289
Wabash National Corp.^	90,500	2,192,815
Watts Water Technologies, Inc., Class A^	5,500	184,195

		29,990,922

Road & Rail (0.9%)
Canadian National Railway Co. (New York Exchange)	69,300	3,995,145
Canadian National Railway Co. (Toronto Exchange)	6,300	363,556
CSX Corp.	116,200	4,957,092
Laidlaw International, Inc.*	181,775	4,380,778

		13,696,571

Total Industrials		201,205,329

Information Technology (15.2%)
Communications Equipment (1.1%)
Alcatel S.A. (ADR)*^	254,000	2,771,140
Andrew Corp.*	155,100	1,979,076
Avaya, Inc.*	277,900	2,312,128
Black Box Corp.^	92,600	3,278,040
Motorola, Inc.	258,200	4,714,732
Powerwave Technologies, Inc.*	275,000	2,810,500

		17,865,616

Computers & Peripherals (2.2%)
Dell, Inc.*	9,650	381,271
Maxtor Corp.*^	665,470	3,460,444
Seagate Technology*^	428,100	7,513,155
Storage Technology Corp.*	214,100	7,769,689
Unova, Inc.*^	185,000	4,926,550
Western Digital Corp.*	815,980	10,950,452

		35,001,561

Electronic Equipment & Instruments (3.9%)
Agilent Technologies, Inc.*	233,100	5,365,962
Arrow Electronics, Inc.*	212,570	5,773,401
Avnet, Inc.*	359,480	8,099,085
Celestica, Inc. (New York Exchange)*	572,200	7,667,480
Celestica, Inc. (Toronto Exchange)*	13,500	180,764
Flextronics International Ltd.*	769,070	10,159,415
Measurement Specialties, Inc.*^	256,200	5,946,402
Mettler-Toledo International, Inc.*	101,135	4,710,868
Molex, Inc.^	123,300	3,210,732
Solectron Corp.*	692,700	2,625,333
Symbol Technologies, Inc.	571,660	5,642,284
Tektronix, Inc.	41,600	968,032

		60,349,758

Internet Software & Services (0.0%)
Matrixone, Inc.*^	67,347	336,735

IT Services (3.2%)
Accenture Ltd., Class A*	90,200	2,044,834
Affiliated Computer Services, Inc., Class A*	321,157	16,411,123
BearingPoint, Inc.*^	429,440	3,147,795
BISYS Group, Inc.*	515,400	7,700,076
CACI International, Inc., Class A*^	46,722	2,950,961
Ceridian Corp.*	467,640	9,109,627
Computer Sciences Corp.*	162,800	7,114,360
Iron Mountain, Inc.*	23,900	741,378

		49,220,154

Office Electronics (0.8%)
Xerox Corp.*	923,600	12,736,444

Semiconductors & Semiconductor Equipment (2.2%)
Agere Systems, Inc.*^	109,240	$1,310,880
AMIS Holdings, Inc.*^	136,980	1,827,313
Applied Materials, Inc.	272,000	4,400,960
ASML Holding N.V. (N.Y. Shares)*^	264,200	4,137,372
California Micro Devices CP*^	166,700	946,856
ESS Technology, Inc.*^	318,200	1,339,622
Exar Corp.*^	66,600	991,674
Fairchild Semiconductor International, Inc., Class A*	234,730	3,462,267
Freescale Semiconductor, Inc., Class A*	25,000	525,250
Freescale Semiconductor, Inc., Class B*	198,182	4,197,495
Microsemi Corp.*^	86,500	1,626,200
National Semiconductor Corp.	238,800	5,260,764
Novellus Systems, Inc.*	155,660	3,846,359

		33,873,012

Software (1.8%)
Blackbaud, Inc.^	308,480	4,164,480
Borland Software Corp.*^	226,100	1,551,046
Cadence Design Systems, Inc.*	223,180	3,048,639
EPIQ Systems, Inc.*^	226,533	3,706,080
Hummingbird Ltd.*	5,300	112,508
Hyperion Solutions Corp.*^	17,300	696,152
JDA Software Group, Inc.*^	46,400	528,032
Pervasive Software, Inc.*^	362,914	1,537,304
Quest Software, Inc.*	129,700	1,767,811
Secure Computing Corp.*	74,489	810,440
Serena Software, Inc.*^	227,216	4,385,269
Siebel Systems, Inc.	310,800	2,766,120
Sybase, Inc.*^	79,000	1,449,650
TIBCO Software, Inc.*^	126,500	827,310
VERITAS Software Corp.*	27,400	668,560

		28,019,401

Total Information Technology		237,402,681

Materials (5.5%)
Chemicals (2.6%)
Albemarle Corp.	35,250	1,285,567
Ashland, Inc.	82,800	5,950,836
Celanese Corp.*^	60,800	966,112
Cytec Industries, Inc.	95,900	3,816,820
Dow Chemical Co.	22,900	1,019,737
Ferro Corp.^	103,400	2,053,524
Georgia Gulf Corp.^	21,000	652,050
Great Lakes Chemical Corp.	106,580	3,354,073
Lyondell Chemical Co.	167,600	4,427,992
Nova Chemicals Corp.	35,700	1,090,992
OM Group, Inc.*	33,300	822,177
Omnova Solutions, Inc.*^	220,000	1,025,200
PolyOne Corp.*^	247,700	1,639,774
RPM International, Inc.	237,300	4,333,098
Spartech Corp.^	117,000	2,082,600
UAP Holding Corp.^	236,644	3,928,290
Valspar Corp.	34,900	1,685,321

		40,134,163

Construction Materials (0.2%)
Vulcan Materials Co.	39,300	2,554,107

Containers & Packaging (0.9%)
Owens-Illinois, Inc.*^	326,400	8,176,320
Packaging Corp. of America^	111,900	2,355,495
Packaging Dynamics Corp.	266,110	3,725,008
Smurfit-Stone Container Corp.*	44,400	451,548

		14,708,371

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (1.5%)
Agnico-Eagle Mines Ltd.	111,500		$1,404,900
Alcan, Inc.	157,230		4,721,521
Alcoa, Inc.	188,600		4,928,118
Cia de Minas Buenaventura S.A. (ADR)	258,600		5,945,214
Grupo Mexico S.A. de C.V.	241,848		393,718
Newmont Mining Corp.	54,800		2,138,844
Nucor Corp.	58,360		2,662,383
Olympic Steel, Inc.*^	164,300		2,186,833

			24,381,531

Paper & Forest Products (0.3%)
Aracruz Celulose S.A. (ADR)^	26,800		931,300
MeadWestvaco Corp.	78,000		2,187,120
Votorantim Celulose e Papel S.A. (ADR)^	109,250		1,321,925

			4,440,345

Total Materials			86,218,517

Telecommunication Services (2.5%)
Diversified Telecommunication Services (1.3%)
Alaska Communications Systems Group, Inc.^	59,100		585,681
ALLTEL Corp.	57,900		3,606,012
BellSouth Corp.	89,500		2,378,015
CenturyTel, Inc.	58,100		2,012,003
Citizens Communications Co.^	269,200		3,618,048
Iowa Telecommunications Service, Inc.*^	80,100		1,501,875
Premier Global Services, Inc.^	243,900		2,753,631
SBC Communications, Inc.	82,200		1,952,250
Verizon Communications, Inc.	74,000		2,556,700

			20,964,215

Wireless Telecommunication Services (1.2%)
American Tower Corp., Class A*	44,400		933,288
Crown Castle International Corp.*	128,200		2,605,024
NII Holdings, Inc.*	153,300		9,802,002
Spectrasite, Inc.*	63,400		4,718,862

			18,059,176

Total Telecommunication Services			39,023,391

Utilities (3.4%)
Electric Utilities (2.1%)
Edison International, Inc.	160,820		6,521,251
Entergy Corp.	66,380		5,015,009
Exelon Corp.	77,000		3,952,410
PG&E Corp.	129,740		4,870,439
PPL Corp.	78,920		4,686,270
TXU Corp.	75,900		6,306,531
Westar Energy, Inc.	98,300		2,362,149

			33,714,059

Gas Utilities (0.1%)
KeySpan Corp.	23,766		967,276

Multi-Utilities & Unregulated Power (1.2%)
AES Corp.*	203,000		3,325,140
CMS Energy Corp.*^	583,600		8,789,016
Constellation Energy Group, Inc.	24,800		1,430,712
NRG Energy, Inc.*^	102,300		3,846,480
Public Service Enterprise Group, Inc.	20,800		1,265,056

			18,656,404

Total Utilities			53,337,739

Total Common Stocks (95.1%) (Cost $1,303,897,187)			1,483,088,896

CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.1%)		$
Automobiles (0.1%)
General Motors Corp.,
4.50%, 3/6/32	73,100		1,763,537

Hotels, Restaurants & Leisure (0.0%)
Six Flags, Inc.,
7.25%, 8/15/09^	22,200		451,548

Total Consumer Discretionary			2,215,085

Financials (0.1%)
Insurance (0.1%)
Hartford Financial Services Group, Inc.,
6.00%, 11/26/06	9,400		634,500

Total Financials			634,500

Health Care (0.1%)
Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.,
7.00%, 2/16/06	36,200		2,001,498

Total Health Care			2,001,498

Materials (0.2%)
Containers & Packaging (0.2%)
Owens-Illinois, Inc.,
4.75%, 12/31/49	61,300		2,497,975

Total Materials			2,497,975

Utilities (0.1%)
Electric Utilities (0.1%)
Dominion Resources, Inc.,
8.75%, 5/15/06^	36,900		2,046,105

Total Utilities			2,046,105

Total Convertible Preferred Stocks (0.6%) (Cost $8,427,697)			9,395,163

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (0.0%)
Leisure Equipment & Products (0.0%)
K2, Inc.
7.380%, 7/1/14	$20,000		21,050

Total Consumer Discretionary			21,050

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Tenet Healthcare Corp.
6.375%, 12/1/11^	1,455,000		1,385,888

Total Health Care			1,385,888

Information Technology (0.1%)
Electronic Equipment & Instruments (0.1%)
Celestica, Inc.
7.875%, 7/1/11	940,000		963,500

Total Information Technology			963,500

Total Long-Term Debt Securities (0.2%) (Cost $2,252,717)			2,370,438

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (20.7%)
Banc of America Securities LLC
3.45%, 7/1/05	5,282,411		5,282,411
Bank of Nova Scotia N.Y.
3.32%, 5/30/06 (l)	14,993,143		14,993,143

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Barclays Capital
3.47%, 7/1/05	$34,428,827	$34,428,827
CC USA, Inc.
3.33%, 5/5/06 (l)	8,499,150	8,499,150
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	25,000,000	25,000,000
Dresdner Bank AG
3.49%, 7/1/05	20,000,000	20,000,000
General Electric Capital Corp.
3.54%, 5/12/06 (l)	5,010,500	5,010,500
General Electric Co.
3.15%, 10/24/05 (l)	5,001,550	5,001,550
Goldman Sachs Group LP
3.20%, 2/15/06 (l)	5,000,203	5,000,203
HSBC Finance Corp.
3.16%, 7/12/05	6,963,367	6,963,367
Merrill Lynch Mortgage Capital
3.54%, 7/7/05 (l)	15,000,000	15,000,000
3.54%, 7/12/05 (l)	4,000,000	4,000,000
Morgan Stanley
3.62%, 6/30/06 (l)	13,000,000	13,000,000
National City Bank Indiana
3.38%, 11/7/05 (l)	9,997,741	9,997,741
New York Life Insurance
3.22%, 9/30/05 (l)	5,000,000	5,000,000
Nomura Securities
3.51%, 7/1/05	116,000,000	116,000,000
Swedbank N.Y.
3.23%, 7/14/06 (l)	9,994,269	9,994,269
U.S. Bank N.A.
3.12%, 10/2/06 (l)	9,992,326	9,992,326
Westdeutsche Landesbank N.Y.
3.34%, 7/13/05 (l)	$9,998,995	$9,998,995

Total Short-Term Investments of Cash
Collateral for Securities Loaned		323,162,482

Time Deposit (3.9%)
JPMorgan Chase Nassau
2.70%, 7/1/05	60,656,266	60,656,266

Total Short-Term Investments (24.6%) (Amortized Cost $383,818,748)		383,818,748

Total Investments (120.5%) (Cost/Amortized Cost $1,698,396,349)		1,878,673,245
Other Assets Less Liabilities (-20.5%)		(319,000,923)

Net Assets (100%)		$1,559,672,322

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$480,085,134
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$402,649,808

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$229,905,789
Aggregate gross unrealized depreciation	(55,196,153)

Net unrealized appreciation	$174,709,636

Federal income tax cost of investments	$1,703,963,609

At June 30, 2005, the Portfolio had loaned securities with a total value of $315,380,286. This was secured by collateral of $323,162,482 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Financials (3.5%)
Capital Markets (3.5%)
Private Export Funding Corp.
7.650%, 5/15/06	$1,000,000	$1,033,052
3.400%, 2/15/08	3,000,000	2,963,955

Total Financials		3,997,007

Government Securities (92.3%)
Agency CMO (2.7%)
Federal National Mortgage Association
3.454%, 3/25/33 (l)	829,310	829,517
4.909%, 6/1/35 (l)	2,197,275	2,224,830

		3,054,347

U.S. Government Agencies (68.1%)
Federal Farm Credit Bank
2.500%, 3/15/06	2,000,000	1,982,976
Federal Home Loan Bank
2.625%, 10/16/06	4,000,000	3,941,000
3.630%, 1/15/08	5,000,000	4,972,760
5.750%, 5/15/12	5,450,000	5,971,576
4.500%, 9/16/13	2,100,000	2,138,348
Federal Home Loan Mortgage Corp.
5.000%, 7/15/14	4,000,000	4,219,324
Federal Home Loan Mortgage Corp.
6.375%, 8/1/11	1,000,000	1,021,841
5.500%, 9/15/11	2,000,000	2,151,200
5.500%, 2/1/32	2,399,915	2,436,442
4.031%, 6/1/34 (l)	4,232,417	4,203,213
4.194%, 10/1/34 (l)	4,616,403	4,558,624
Federal National Mortgage Association
3.125%, 7/15/06	5,000,000	4,970,285
4.578%, 5/1/33 (l)	2,670,985	2,676,317
4.474%, 5/1/34 (l)	3,998,540	4,011,964
3.692%, 6/1/34 (l)	3,329,740	3,323,606
4.821%, 10/1/34 (l)	1,984,309	2,004,089
4.220%, 12/1/34 (l)	3,764,636	3,783,008
Government National Mortgage Association
7.500%, 10/15/24	4,895	5,246
7.000%, 9/20/28	110,930	116,894
6.000%, 12/15/31	2,559,025	2,641,162
Overseas Private Investment Corp.
5.140%, 8/15/06	2,383,733	2,306,643
7.050%, 11/15/13	1,821,429	2,020,657
Small Business Administration
5.886%, 9/1/11	870,309	906,113
5.136%, 8/10/13	4,509,747	4,609,962
4.754%, 8/10/14	1,968,622	1,988,737
Tennessee Valley Authority
5.375%, 11/13/08	2,000,000	2,089,978
6.000%, 3/15/13	1,000,000	1,122,507
4.750%, 8/1/13	2,000,000	2,083,748

		78,258,220

U.S. Treasuries (21.5%)
U.S. Treasury Notes
6.500%, 10/15/06	7,500,000	7,772,168
3.125%, 9/15/08	10,000,000	9,830,470
5.000%, 2/15/11	1,000,000	1,062,461
4.000%, 11/15/12	5,000,000	5,056,055
4.250%, 11/15/14	1,000,000	1,023,477

		24,744,631

Total Government Securities		106,057,198

Industrials (2.3%)
Machinery (2.3%)
Petrodrill Four Ltd.
4.240%, 1/15/16	$2,750,010	$2,731,558

Total Industrials		2,731,558

Total Long-Term Debt Securities (98.1%) (Cost $112,338,544)		112,785,763

SHORT-TERM INVESTMENT:
Time Deposit (1.0%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $1,095,245)	1,095,245	1,095,245

Total Investments (99.1%) (Cost/Amortized Cost $113,433,789)		113,881,008
Other Assets Less Liabilities (0.9%)		1,043,513

Net Assets (100%)		$114,924,521

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

CMO — Collateralized Mortgage Obligation

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$25,698,828
U.S. Government securities	16,083,476

$41,782,304

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$25,380,316
U.S. Government securities	3,840,624

$29,220,940

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,012,318
Aggregate gross unrealized depreciation	(565,099)

Net unrealized appreciation	$447,219

Federal income tax cost of investments	$113,433,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.4%)
Coca-Cola Amatil Ltd. (ADR)	67,181	$802,813
Foster’s Group Ltd. (ADR)	241,907	979,724

		1,782,537

Denmark (1.9%)
Danske Bank A/S (ADR)	33,500	1,005,000

France (8.2%)
BNP Paribas S.A. (ADR)	33,056	1,134,548
Sanofi-Aventis (ADR)	43,959	1,801,880
Total S.A. (ADR)	11,487	1,342,256

		4,278,684

Germany (5.5%)
E.On AG (ADR)	43,602	1,291,056
SAP AG (ADR)	14,462	626,205
Siemens AG (ADR)	12,752	926,433

		2,843,694

Hong Kong (4.0%)
Johnson Electric Holdings Ltd. (ADR)	96,162	875,075
Sun Hung Kai Properties Ltd. (ADR)	122,691	1,211,390

		2,086,465

Ireland (5.4%)
Allied Irish Banks plc (ADR)	25,119	1,078,861
CRH plc	64,936	1,725,594

		2,804,455

Italy (5.1%)
ENI S.p.A. (ADR)	10,777	1,381,612
Luxottica Group S.p.A. (ADR)	35,825	737,637
SanPaolo IMI S.p.A. (ADR)	20,342	556,964

		2,676,213

Japan (20.0%)
Aiful Corp. (ADR)	26,250	489,775
Asahi Glass Co., Ltd. (ADR)	7,800	820,757
Dai Nippon Printing Co., Ltd. (ADR)	26,000	838,589
Eisai Co., Ltd. (ADR)	25,033	838,605
Fuji Photo Film Co., Ltd. (ADR)	14,500	472,555
Hitachi, Ltd. (ADR)	14,500	878,990
Komatsu Ltd. (ADR)	29,103	904,527
Mitsubishi Tokyo Financial Group, Inc. (ADR)	83,076	704,485
Nidec Corp. (ADR)	17,000	453,900
Seven-Eleven Japan Co., Ltd. (ADR)	34,000	945,041
Sony Corp. (ADR)	32,459	1,117,888
Sumitomo Mitsui Financial Group, Inc. (ADR)	213,100	1,442,325
Toto Ltd. (ADR)	5,700	451,124

		10,358,561

Netherlands (3.9%)
ING Groep N.V. (ADR)	72,574	2,035,701

Norway (1.0%)
Yara International ASA (ADR)	32,691	520,032

Singapore (2.1%)
Singapore Telecommunications Ltd. (ADR)	66,000	1,083,509

Spain (2.4%)
Telefonica S.A. (ADR)	25,018	1,223,381

Switzerland (9.1%)
Credit Suisse Group (ADR)	34,681	$1,357,415
Nestle S.A. (ADR) (Registered)	26,993	1,723,503
Roche Holding AG (ADR)	25,903	1,638,365

		4,719,283

Taiwan (3.5%)
Taiwan Semiconductor
Manufacturing Co., Ltd. (ADR)	200,305	1,826,782

United Kingdom (19.1%)
Barclays plc (ADR)	13,932	556,444
BG Group plc (ADR)	28,833	1,199,453
BP plc (ADR)	26,676	1,664,049
GlaxoSmithKline plc (ADR)	39,305	1,906,686
Legal & General Group plc (ADR)	86,340	889,864
Reed Elsevier plc (ADR)	39,849	1,542,954
Rio Tinto plc (ADR)	11,374	1,386,718
Rolls-Royce Group plc (ADR)	29,200	753,360

		9,899,528

United States (4.4%)
Carnival Corp.	16,900	921,895
Schlumberger Ltd.	17,700	1,344,138

		2,266,033

Total Common Stocks (99.0%) (Cost $46,042,100)		51,409,858

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (2.2%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $1,131,641)	$1,131,641	1,131,641

Total Investments (101.2%) (Cost/Amortized Cost $47,173,741)		52,541,499
Other Assets Less Liabilities (-1.2%)		(642,163)

Net Assets (100.0%)		$51,899,336

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		11.9%
Consumer Staples		6.8
Energy		13.4
Financials		24.0
Health Care		11.9
Industrials		8.2
Information Technology		9.0
Materials		7.0
Telecommunications Services		4.4
Utilities		2.5
Cash and Other		0.9

		100.0%

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$8,420,441
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,552,890

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$6,351,576
Aggregate gross unrealized depreciation	(1,005,460)

Net unrealized appreciation	$5,346,116

Federal income tax cost of investments	$47,195,383

For the six months ended June 30, 2005, the Portfolio incurred approximately $2,635 as brokerage commissions with State Street Bank & Trust Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $24,013,639 of which $2,930 expires in the year 2008, $10,087,774 expires in the year 2009, $7,668,810 expires in the year 2010, and $6,254,125 expires in 2011.

Included in the capital loss carryforward above are $346,787 of losses acquired from Enterprise Accumulation Trust Worldwide Growth Portfolio and Enterprise Accumulation Trust Emerging Countries Portfolio as a result of a tax-free reorganization that occurred during the year ended 2003. Certain capital loss carryforward may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (7.7%)
Asset Backed Securities (7.2%)
Chase Issuance Trust,
Series 05-A4 A4
4.230%, 1/15/13	$1,000,000	$1,003,750
Chemical Master Credit Card Trust I,
Series 96-2 A
5.980%, 9/15/08	1,000,000	1,011,061
COMED Transitional Funding Trust,
Series 98-1 A7
5.740%, 12/25/10	1,000,000	1,044,803
PECO Energy Transition Trust,
Series 99-A A7
6.130%, 3/1/09	1,000,000	1,050,798

		4,110,412

Collateralized Mortgage Obligations (0.5%)
SLM Student Loan Trust,
Series 97-3 A2
3.787%, 10/25/10 (l)	287,533	290,273

Total Asset-Backed and Mortgage-Backed Securities		4,400,685

Consumer Discretionary (8.7%)
Automobiles (3.4%)
Daimlerchrysler NA Holdings Corp.
4.125%, 3/7/07	1,000,000	995,654
Ford Motor Credit Co.
5.625%, 10/1/08	1,000,000	952,977

		1,948,631

Diversified Financial Services (1.7%)
Ford Motor Credit Co.
4.308%, 9/28/07 (l)	1,000,000	966,347

Media (1.8%)
Reed Elsevier Capital, Inc.
6.125%, 8/1/06	1,000,000	1,015,574

Multiline Retail (1.8%)
Target Corp.
5.375%, 6/15/09	1,000,000	1,045,210

Total Consumer Discretionary		4,975,762

Consumer Staples (5.2%)
Beverages (3.5%)
Bottling Group LLC
2.450%, 10/16/06	1,000,000	981,477
Diageo Capital plc
3.500%, 11/19/07	1,000,000	986,482

		1,967,959

Food Products (1.7%)
Kraft Foods, Inc.
4.125%, 11/12/09	1,000,000	991,514

Total Consumer Staples		2,959,473

Energy (3.1%)
Oil & Gas (3.1%)
ConocoPhillips
8.750%, 5/25/10	1,000,000	1,191,245
Enterprise Products Operating LP
3.500%, 11/19/07	530,000	595,509

Total Energy		1,786,754

Financials (19.3%)
Capital Markets (6.9%)
Bear Stearns Co., Inc.
3.250%, 3/25/09	1,000,000	963,751
Lehman Brothers Holdings, Inc.
3.600%, 3/13/09	$1,000,000	$976,950
Morgan Stanley
4.250%, 5/15/10	1,000,000	993,358
National Rural Utilities Cooperative Finance Corp.
3.875%, 2/15/08	1,000,000	994,503

		3,928,562

Commercial Banks (5.1%)
Bank of America Corp.
4.375%, 12/1/10	1,000,000	1,004,025
Chase Capital VI
3.835%, 8/1/28 (l)	1,000,000	947,523
Wells Fargo & Co.
3.120%, 8/15/08	1,000,000	973,997

		2,925,545

Consumer Finance (1.8%)
HSBC Finance Corp.
5.750%, 1/30/07	1,000,000	1,025,695
Diversified Financial Services (3.7%)
Citigroup, Inc.
6.000%, 2/21/12	1,000,000	1,092,014
General Electric Capital Corp.
4.625%, 9/15/09	1,000,000	1,017,113

		2,109,127

Thrifts & Mortgage Finance (1.8%)
Countrywide Home Loans, Inc.
5.500%, 2/1/07	1,000,000	1,019,555

Total Financials		11,008,484

Government Securities (42.4%)
Agency CMO (1.8%)
Federal National Mortgage Association
4.909%, 6/1/35 (l)	998,761	1,011,286

Foreign Governments (6.3%)
Province of British Columbia
7.250%, 9/1/36	1,000,000	1,427,878
Province of Ontario
5.125%, 7/17/12	1,000,000	1,067,457
Republic of Italy
5.625%, 6/15/12	1,000,000	1,087,893

		3,583,228

U.S. Government Agencies (13.2%)
Federal Home Loan Bank
5.250%, 6/18/14	1,200,000	1,288,072
Federal Home Loan Mortgage Corp.
3.250%, 3/14/08	500,000	490,081
3.375%, 4/15/09	500,000	493,387
4.250%, 7/15/09	500,000	505,465
6.000%, 6/15/11	1,000,000	1,100,704
5.500%, 9/15/11	1,000,000	1,075,600
Federal National Mortgage Association
3.500%, 1/28/08	1,000,000	989,392
3.250%, 2/15/09	500,000	488,524
6.000%, 5/15/11	1,000,000	1,099,794

		7,531,019

U.S. Treasuries (21.1%)
U.S. Treasury Bonds
8.750%, 8/15/20	500,000	752,344
U.S. Treasury Notes
6.000%, 8/15/09	1,000,000	1,086,523
6.500%, 2/15/10	6,500,000	7,253,850
5.000%, 2/15/11	600,000	637,477

EQ ADVISORS TRUST

EQ/INTERMEDIATE TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 5/15/13	$2,375,000	$2,344,757

		12,074,951

Total Government Securities		24,200,484

Health Care (1.8%)
Pharmaceuticals (1.8%)
Abbott Laboratories
5.625%, 7/1/06	1,000,000	1,016,726

Total Health Care		1,016,726

Information Technology (1.7%)
IT Services (1.7%)
First Data Corp.
3.375%, 8/1/08	1,000,000	976,435

Total Information Technology		976,435

Materials (1.9%)
Chemicals (1.9%)
Potash Corp. of Saskatchewan, Inc.
7.125%, 6/15/07	1,000,000	1,051,765

Total Materials		1,051,765

Telecommunication Services (2.8%)
Diversified Telecommunication Services (1.0%)
Deutsche Telekom International Finance B.V
3.875%, 7/22/08	560,000	553,769

Wireless Telecommunication Services (1.8%)
Cingular Wireless LLC
5.625%, 12/15/06	1,000,000	1,016,627

Total Telecommunication Services		1,570,396

Utilities (2.9%)
Electric Utilities (1.9%)
Peco Energy Co.
5.950%, 11/1/11	$1,000,000	$1,085,551

Multi-Utilities & Unregulated Power (1.0%)
Sempra Energy
4.621%, 5/17/07	580,000	582,739

Total Utilities		1,668,290

Total Long-Term Debt Securities (97.5%) (Cost $54,046,491)		55,615,254

SHORT-TERM INVESTMENT:
Time Deposit (1.7%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $1,005,292)	1,005,292	1,005,292

Total Investments (99.2%) (Cost/Amortized Cost $55,051,783)		56,620,546
Other Assets Less Liabilities (0.8%)		441,643

Net Assets (100%)		$57,062,189

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,006,008
U.S. Government securities	1,379,209

$7,385,217

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$5,443,012
U.S. Government securities	7,127,914

$12,570,926

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$1,900,976
Aggregate gross unrealized depreciation	(332,213)

Net unrealized appreciation	$1,568,763

Federal income tax cost of investments	$55,051,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.2%)
Automobiles (1.3%)
Harley-Davidson, Inc.	85,730	$4,252,208

Hotels, Restaurants & Leisure (4.8%)
Hilton Hotels Corp.	139,545	3,328,148
McDonald’s Corp.	40,905	1,135,114
Royal Caribbean Cruises Ltd.^	132,940	6,428,978
Starbucks Corp.*	96,930	5,007,404

		15,899,644

Internet & Catalog Retail (1.4%)
IAC/InterActiveCorp*^	188,020	4,521,881

Media (1.8%)
Time Warner, Inc.*	351,365	5,871,309

Specialty Retail (7.6%)
Best Buy Co., Inc.	101,635	6,967,080
Home Depot, Inc.	312,480	12,155,472
Staples, Inc.	269,932	5,754,950

		24,877,502

Textiles, Apparel & Luxury Goods (2.3%)
NIKE, Inc., Class B	86,960	7,530,736

Total Consumer Discretionary		62,953,280

Consumer Staples (4.4%)
Beverages (1.8%)
PepsiCo, Inc.	107,165	5,779,409

Household Products (2.6%)
Procter & Gamble Co.	163,095	8,603,261

Total Consumer Staples		14,382,670

Energy (4.8%)
Energy Equipment & Services (1.5%)
Halliburton Co.	101,815	4,868,793

Oil & Gas (3.3%)
Exxon Mobil Corp.	120,650	6,933,756
Occidental Petroleum Corp.	51,595	3,969,203

		10,902,959

Total Energy		15,771,752

Financials (5.5%)
Capital Markets (1.2%)
Morgan Stanley	74,585	3,913,475

Consumer Finance (3.0%)
American Express Co.	184,195	9,804,700

Thrifts & Mortgage Finance (1.3%)
Countrywide Financial Corp.	111,605	4,309,069

Total Financials		18,027,244

Health Care (20.0%)
Biotechnology (3.5%)
Amgen, Inc.*	76,655	4,634,561
Genentech, Inc.*	86,325	6,930,171

		11,564,732

Health Care Equipment & Supplies (5.8%)
Biomet, Inc.	133,140	4,611,970
Medtronic, Inc.	223,790	11,590,084
Varian Medical Systems, Inc.*	69,675	2,600,968

		18,803,022

Health Care Providers & Services (6.9%)
Caremark Rx, Inc.*	125,705	5,596,386
UnitedHealth Group, Inc.	323,770	16,881,368

		22,477,754

Pharmaceuticals (3.8%)
Eli Lilly & Co.	69,650	3,880,201
Sanofi-Aventis (ADR)^	208,045	$8,527,765

		12,407,966

Total Health Care		65,253,474

Industrials (12.1%)
Aerospace & Defense (1.1%)
Raytheon Co.	93,390	3,653,417

Air Freight & Logistics (3.4%)
FedEx Corp.	137,915	11,172,494

Commercial Services & Supplies (2.1%)
Apollo Group, Inc., Class A*	84,390	6,600,986

Industrial Conglomerates (5.5%)
General Electric Co.	337,735	11,702,517
Tyco International Ltd.	216,845	6,331,874

		18,034,391

Total Industrials		39,461,288

Information Technology (25.8%)
Communications Equipment (7.6%)
Cisco Systems, Inc.*	307,130	5,869,254
Motorola, Inc.	623,180	11,379,267
Research In Motion Ltd.*^	105,450	7,776,937

		25,025,458

Computers & Peripherals (2.9%)
Dell, Inc.*	75,940	3,000,389
Lexmark International, Inc., Class A*	99,890	6,475,869

		9,476,258

Internet Software & Services (3.4%)
Yahoo!, Inc.*	323,235	11,200,093

Semiconductors & Semiconductor Equipment (7.5%)
Intel Corp.	230,590	6,009,176
Samsung Electronics Co., Ltd. (GDR)^§	18,218	4,353,987
Texas Instruments, Inc.	503,800	14,141,666

		24,504,829

Software (4.4%)
Microsoft Corp.	488,040	12,122,914
SAP AG (ADR)	51,080	2,211,764

		14,334,678

Total Information Technology		84,541,316

Materials (1.6%)
Metals & Mining (1.6%)
Rio Tinto plc (ADR)	42,165	5,140,757

Total Materials		5,140,757

Telecommunication Services (1.3%)
Wireless Telecommunication Services (1.3%)
China Mobile (Hong Kong) Ltd. (ADR)^	223,710	4,158,769

Total Telecommunication Services		4,158,769

Total Common Stocks (94.7%) (Cost $270,354,365)		309,690,550

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (4.9%)
Federal National Mortgage Association
2.65%, 7/1/05 (o)(p)	$15,800,000	15,798,836

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Short-Term Investments of Cash Collateral for Securities Loaned (8.6%)
Barclays Capital
3.47%, 7/1/05	$6,209,433	$6,209,433
CC USA, Inc.
3.49%, 10/28/05 (l)	1,000,553	1,000,553
Deutsche Bank Securities, Inc.
3.19%, 7/13/05 (l)	5,000,000	5,000,000
Dresdner Bank AG
3.49%, 7/1/05	10,000,001	10,000,001
Nomura Securities
3.51%, 7/1/05	5,000,000	5,000,000
Swedbank N.Y
3.23%, 7/14/06	999,427	999,427

Total Short-Term Investments of Cash Collateral for Securities Loaned		28,209,414

Time Deposit (0.0%)
JPMorgan Chase Nassau
2.70%, 7/1/05	82,438	82,438

Total Short-Term Investments (13.5%) (Cost/Amortized Cost $44,091,851)		44,090,688

Total Investments (108.2%) (Cost/Amortized Cost $314,446,216)		353,781,238
Other Assets Less Liabilities (-8.2%)		(26,798,921)

Net Assets (100%)		$326,982,317

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $4,353,987 or 1.33% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2005.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$70,715,150
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$50,144,563

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,206,724
Aggregate gross unrealized depreciation	(4,952,163)

Net unrealized appreciation	$37,254,561

Federal income tax cost of investments	$316,526,677

At June 30, 2005, the Portfolio had loaned securities with a total value of $27,530,392. This was secured by collateral of $28,209,414 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $56,722,871 of which $6,331,501 expires in the year 2009, $32,100,001 expires in the year 2010, and $18,291,369 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (42.8%)
Asset Backed Securities (21.0%)
American Express Credit Account Master Trust,
Series 02-1 A
3.330%, 9/15/09^(l)	$3,335,000	$3,340,716
Series 04-C C
3.720%, 2/15/12 §(l)	4,723,068	4,737,880
AmeriCredit Automobile Receivables Trust,
Series 03-CF A3
2.750%, 10/9/07	889,032	886,466
Series 03-CF A4
3.480%, 5/6/10	1,770,000	1,759,317
Series 03-DM A3B
3.370%, 12/6/07 (l)	4,130,777	4,133,125
Series 03-DM A4
2.840%, 8/6/10	2,395,000	2,358,961
Series 04-BM A4
2.670%, 3/7/11	3,555,000	3,457,355
Series 04-DF A3
2.980%, 7/6/09	1,385,000	1,362,453
Asset Backed Funding Certificates,
Series, 05-HE1 M3
3.804%, 2/25/35 (l)	1,625,000	1,624,963
Series 05-HE1 M2
3.754%, 2/25/35 (l)	1,625,000	1,621,825
Series 05-WF1 A2B
3.494%, 1/25/35 (l)	2,000,000	1,999,959
Bear Stearns Asset Backed Securities, Inc.,
Series 05-HE3 M1
3.744%, 3/25/35 (l)	2,125,000	2,118,901
Capital Auto Receivables Asset Trust,
Series 03-1 A3A
2.750%, 4/16/07	1,308,721	1,301,324
Series 03-2 A3B
3.260%, 2/15/07 (l)	1,402,328	1,402,520
Series 03-2 A4A
1.960%, 1/15/09	3,175,000	3,091,082
Capital One Auto Finance Trust,
Series 03-B A4
3.180%, 9/15/10	1,400,000	1,382,839
Series 04-A A4
3.320%, 3/15/11 (l)	3,000,000	3,004,384
Series 04-B A3
2.960%, 4/15/09	4,500,000	4,444,463
Capital One Master Trust,
Series 00-4 C
4.020%, 8/15/08 §(l)	3,570,000	3,575,712
Capital One Multi-Asset Execution Trust,
Series 03-A
4.47%, 12/15/10 §(l)	10,240,000	10,511,255
Series 03-A4 A4
3.650%, 7/15/11	1,590,000	1,571,651
Carmax Auto Owner Trust,
Series 04-2 A3
3.000%, 9/15/08	3,375,000	3,334,177
Carss Finance LP,
Series 04 - B1
3.500%, 1/15/11 §(l)	729,120	729,284
Series 04 - B2
4.170%, 1/15/11 §(l)	1,211,884	1,213,093
Centex Home Equity,
Series 05-B AV3
3.484%, 3/25/35 (l)	3,500,000	3,500,806
Citibank Credit Card Issuance Trust,
Series 03-A2 A2
2.700%, 1/15/08	3,500,000	3,479,987
Series 03-C2 C2
4.430%, 3/20/08 (l)	$5,000,000	$5,027,583
Citibank Omni-S Master Trust,
Series 01-1 A
3.400%, 2/15/10 (l)	6,000,000	5,999,690
Citigroup Commercial Mortgage Trust,
Series 05-C3 A4
4.860%, 5/15/43	5,972,000	5,972,400
Citigroup Mortgage Loan Trust, Inc.,
Series 03-HE3 A
3.694%, 12/25/33 (l)	2,579,640	2,588,359
Series 05-OPT1 A1B
3.524%, 2/25/35 (l)	4,750,000	4,755,566
CNH Equipment Trust,
Series 04-A A3A
3.290%, 10/15/08 (l)	2,000,000	2,000,995
COMED Transitional Funding Trust,
Series 98-1 A6
5.630%, 6/25/09	2,116,379	2,154,425
Countrywide Asset-Backed Certificates,
Series 03-5 AF3
3.613%, 4/25/30	1,877,905	1,870,442
Series 03-5 MF1
5.413%, 1/25/34	2,170,000	2,191,904
Series 04-1 3A
3.594%, 4/25/34 (l)	807,335	807,688
Series 04-1 M1
3.814%, 3/25/34 (l)	1,570,000	1,577,829
Series 04-1 M2
3.864%, 3/25/34 (l)	1,190,000	1,192,792
Series 04-BC1 A1
3.544%, 4/25/34 (l)	3,333,556	3,333,492
Countrywide Home Equity Loan Trust,
Series 04-I A
3.510%, 2/15/34 (l)	6,907,923	6,929,710
Series 04-K 2A
3.520%, 2/15/34 (l)	2,986,178	2,991,967
Series 05-B 2A
3.270%, 5/15/35 (l)	2,854,076	2,853,926
DaimlerChrysler Auto Trust,
Series 03-A A4
2.880%, 10/8/09	1,235,000	1,221,031
DaimlerChrysler Master Owner Trust,
Series 03-A A
3.270%, 2/15/08 (l)	5,000,000	5,001,952
First Franklin Mortgage Loan Asset Backed Certificates,
Series 05-FF2 M2
3.754%, 3/25/35 (l)	400,000	398,597
Series 05-FF5 M1
3.764%, 4/25/34 (l)	1,500,000	1,502,420
Ford Credit Auto Owner Trust,
Series 02-A B
4.790%, 11/15/06	7,000,000	7,003,611
Series 03-B A4
2.410%, 8/15/07	11,750,000	11,592,828
Ford Credit Floorplan Master Owner Trust,
Series 05-1 A
3.366%, 5/17/10 (l)	5,000,000	5,017,970
GE Corporate Aircraft Financing LLC,
Series 04-1A A1
3.404%, 8/25/11 §(l)	2,039,777	2,038,553
GMAC Mortgage Corp. Loan Trust,
Series 04-HE1 A2
3.414%, 6/25/34 (l)	1,500,000	1,502,020
Gracechurch Card Funding plc,
Series 7A
3.240%, 11/16/09 (l)	4,600,000	4,600,718

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
GSAMP Trust,
Series 04-OPT A1
3.654%, 11/25/34 (l)	$2,685,175	$2,692,858
Household Automotive Trust,
Series 03-1 A4
2.220%, 11/17/09	9,115,000	8,917,390
Household Mortgage Loan Trust,
Series 04-HC1 A
3.610%, 1/20/34 (l)	2,313,905	2,320,397
Long Beach Mortgage Loan Trust,
Series 03-3 A
3.634%, 7/25/33 (l)	2,584,099	2,587,411
Series 03-4 AV3
3.654%, 8/25/33 (l)	570,965	571,632
Series 03-4 M1
3.994%, 8/25/33 (l)	5,500,000	5,536,430
Series 04-1 A3
3.614%, 2/25/34 (l)	3,208,953	3,212,417
Series 04-1 M1
3.814%, 2/25/34 (l)	2,200,000	2,209,668
Series 04-1 M2
3.864%, 2/25/34 (l)	1,475,000	1,479,946
Series 04-3 A3
3.574%, 7/25/34 (l)	1,750,000	1,749,966
Series 04-3 M1
3.884%, 7/25/34 (l)	1,750,000	1,761,650
Series 04-4 2A1
3.674%, 10/25/34 (l)	1,481,929	1,486,371
M&I Auto Loan Trust,
Series 03-1 A4
2.970%, 4/20/09	1,735,000	1,705,842
MASTR Asset Backed Securities Trust,
Series 05-NC1 A4
3.544%, 12/25/34 (l)	3,000,000	3,003,949
Series 05-OPT1 M2
3.734%, 3/25/35 (l)	1,823,000	1,811,484
MBNA Credit Card Master Note Trust,
Series 01-C2 C2
4.370%, 12/15/10 §(l)	3,725,000	3,811,593
Metris Master Trust,
Series 04-1 A
3.540%, 4/20/11 (l)	3,100,000	3,109,741
New Century Home Equity Loan Trust,
Series 05-1 A2B
3.534%, 3/25/35 (l)	1,800,000	1,802,599
Series 05-1 M1
3.764%, 3/25/35 (l)	2,000,000	1,998,993
Series 05-2 A2B
3.494%, 6/25/35 (l)	2,200,000	2,200,537
Onyx Acceptance Auto Trust,
Series 03-B A4
2.450%, 3/15/10	6,750,000	6,617,433
Series 03-C A4
2.660%, 5/17/10	2,455,000	2,409,274
Series 05-A A4
3.850%, 9/15/11	5,500,000	5,470,026
Option One Mortgage Loan Trust,
Series 03-1 A2
3.734%, 2/25/33 (l)	1,025,497	1,028,638
Series 03-5 A2
3.634%, 8/25/33 (l)	1,034,820	1,036,768
Series 04-1 M1
3.914%, 1/25/34 (l)	4,700,000	4,713,756
Series 05-2 M1
3.754%, 5/25/35 (l)	1,700,000	1,702,172
PECO Energy Transition Trust,
Series 00-A A3
7.625%, 3/1/10^	1,300,000	1,449,811
PSE&G Transition Funding LLC,
Series 01-1 A6
6.610%, 6/15/15	$2,975,000	$3,392,204
Residential Asset Securities Corp.,
Series 02-KS4 AIIB
3.564%, 7/25/32 (l)	650,507	651,797
Series 03-KS9 A2B
3.634%, 11/25/33 (l)	1,847,217	1,851,582
SLM Student Loan Trust,
Series 03-11 A5
2.990%, 12/15/22 §	5,775,000	5,671,801
Series 03-12 A2
3.460%, 12/17/12 (l)	6,170,431	6,175,222
Series 05-4 A1
3.215%, 10/26/15 (l)	2,000,000	1,999,600
Triad Auto Receivables Owner Trust,
Series 03-B A4
3.200%, 12/13/10	2,200,000	2,169,231
Volkswagen Auto Lease Trust,
Series 04-A A3
2.840%, 7/20/07	2,500,000	2,475,021
Wachovia Asset Securitization, Inc.,
Series 02-HE2 A
3.744%, 12/25/32 (l)	1,811,371	1,821,228
Series 03-HE3 A
3.564%, 11/25/33 (l)	4,860,400	4,869,490
Wells Fargo Home Equity Trust,
Series 04-2 AI1B
2.940%, 2/25/18 (l)	3,281,482	3,254,573
WFS Financial Owner Trust,
Series 03-4 A4
3.150%, 5/20/11	2,200,000	2,176,739
Series 04-3 A2
2.550%, 10/17/07	1,441,241	1,435,658

		280,415,864

Non-Agency CMO (21.8%)
Adjustable Rate Mortgage Trust,
Series 04-1 9A2
3.714%, 1/25/35 (l)	4,424,546	4,436,364
Series 05-4 7A2
3.544%, 8/25/35 (l)	2,172,710	2,170,325
Series 05-5 6A21
3.544%, 9/25/35 †(l)	7,030,040	7,030,026
Banc of America Commercial Mortgage, Inc.,
Series 05-2 A5
4.857%, 7/10/42	8,182,000	8,339,248
Bank of America Mortgage Securities,
Series 02-K 1A1
6.415%, 10/20/32 (l)	258,516	264,633
Bear Stearns Commercial Mortgage Securities,
Series 04-PWR6 A4
4.521%, 11/11/41^	2,345,000	2,354,388
Series 05-PWR7 A3
5.116%, 2/11/41^(l)	3,565,000	3,715,445
Series 05-T18 A4
4.933%, 2/13/42^(l)	2,650,000	2,724,165
Centre Reinsurance,
Series 00-ZC2 A4A
6.699%, 8/10/14 §	2,493,903	2,663,800
Citicorp Mortgage Securities, Inc.,
Series 03-11 2A1
5.500%, 12/25/33	3,745,046	3,752,715
Countrywide Alternative Loan Trust,
Series 04-28CB 3A1
6.000%, 1/25/35	13,930,036	14,186,871
Countrywide Home Loan Mortgage Pass Through Trust,
Series 04-28R A1
5.500%, 8/25/33	17,228,623	17,465,611

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Credit Suisse First Boston Mortgage Securities Corp.,
Series 01-CK1 A3
6.380%, 12/16/35	$4,330,000	$4,721,001
Series 03-C4 A4
5.137%, 8/15/36^(l)	5,870,000	6,106,981
Series 05-C3 A4
4.686%, 7/15/37	3,365,000	3,389,295
First Union - Lehman Brothers - Bank of America,
Series 98-C2 A2
6.560%, 11/18/35	1,797,026	1,892,772
GE Capital Commercial Mortgage Corp.,
Series 02-1A A3
6.269%, 12/10/35	4,665,000	5,149,978
Granite Master Issuer plc,
Series 05-1 A3
3.510%, 12/21/24 (l)	2,500,000	2,499,900
Granite Mortgages plc,
Series 04-3 1A3
3.530%, 9/20/44 (l)	5,000,000	5,001,500
Greenwich Capital Commercial Funding Corp.
Series 05-GG3 A4
4.799%, 8/10/42^(l)	7,145,000	7,271,123
Series 05-GG3 AJ
4.859%, 8/10/42 (l)	7,185,000	7,294,288
GS Mortgage Securities Corp. II,
Series 03-GSFL VI A1
3.370%, 11/15/15 §(l)	2,705,475	2,705,207
GSMPS Mortgage Loan Trust,
Series 05-RP1 1AF
3.664%, 1/25/35 §(l)	11,619,170	11,659,767
Harborview Mortgage Loan Trust,
Series 05-3 2A1A
3.500%, 6/19/35 (l)	15,363,895	15,363,895
Indymac Index Mortgage Loan Trust,
Series 04-AR7 A1
3.754%, 9/25/34 (l)	6,003,269	6,030,796
Series 05-AR14 2A1A
3.626%, 8/25/35 (l)	8,000,000	8,000,000
LB-UBS Commercial Mortgage Trust,
Series 05-C1 A4
4.740%, 2/15/30	9,250,000	9,366,058
Series 04-C2 A2
3.246%, 3/15/29	3,095,000	2,994,472
Medallion Trust,
Series 04-1G A1
3.424%, 5/25/35 (l)	2,477,184	2,478,282
Merrill Lynch Mortgage Trust,
Series 05-MCP1 A4
4.747%, 5/12/43 (l)	4,505,000	4,588,589
Morgan Stanley Capital I,
Series 04-HQ3 A2
4.050%, 1/13/41	1,000,000	990,140
Series 04-T13 A2
3.940%, 9/13/45	1,250,000	1,231,418
Series 05-1Q9 A5
4.700%, 7/15/56^	7,225,000	7,305,122
Morgan Stanley Dean Witter Capital I,
Series 03-HQ2 A2
4.920%, 3/12/35	3,120,000	3,202,411
Nomura Asset Securities Corp.,
Series 98-D6 A1B
6.590%, 3/15/30^	2,690,000	2,855,108
Permanent Financing plc,
Series 2-4A
3.599%, 12/10/09 (l)	4,760,000	4,776,811
Series 4-2A
3.449%, 3/10/09 (l)	5,000,000	5,001,231
RESI Finance LP,
Series 03-B B3
4.740%, 7/10/35 §(l)	$3,384,603	$3,502,006
Series 03-C B3
4.590%, 9/10/35 §(l)	10,206,985	10,381,594
Series 03-C B4
4.790%, 9/10/35 §(l)	1,170,973	1,189,976
Series 03-D B3
4.490%, 12/10/35 §(l)	6,209,437	6,230,185
Series 03-D B4
4.690%, 12/10/35 §(l)	1,871,604	1,877,798
Series 05-A B3
3.770%, 3/10/37 §(l)	3,612,586	3,612,586
Series 05-A B4
3.870%, 3/10/37 §(l)	1,180,942	1,180,942
Series 05-B B3
3.800%, 6/10/37 §(l)	1,000,000	1,000,000
Series 05-B B4
3.900%, 6/10/37 §(l)	1,750,000	1,750,000
Residential Asset Securitization Trust,
Series 05-KS1 A1
3.424%, 4/25/25 (l)	1,900,502	1,900,984
RMAC plc,
Series 04-NS1A A1B
3.500%, 12/12/20 §(l)	1,531,550	1,531,550
Structured Asset Mortgage Investments, Inc.,
Series 05-AR2 2A1
3.544%, 5/25/45 (l)	2,981,038	2,987,452
Structured Asset Securities Corp.,
Series 05-5 2A1
5.500%, 4/25/35	7,894,957	7,954,169
Wachovia Bank Commercial Mortgage Trust,
Series 02-C2 A4
4.980%, 11/15/34	8,545,000	8,813,033
Series 03-C9 A2
3.958%, 12/15/35^	6,230,000	6,171,689
Series 05-C17 APB
5.083%, 3/15/42	7,870,000	8,175,821
Washington Mutual, Inc.,
Series 02-S8 1A1
5.750%, 1/25/33	251,864	251,279
Series 05-AR9 A1A
3.660%, 7/25/35 (l)	13,000,000	13,000,000
Series 05-AR1 A2A1
3.465%, 1/25/45 (l)	3,924,012	3,933,487
Series 05-AR2 2A21
3.455%, 1/25/45 (l)	3,944,547	3,949,134

		290,373,421

Total Asset-Backed and Mortgage-Backed Securities		570,789,285

Consumer Discretionary (2.9%)
Automobiles (1.3%)
American Honda Finance Corp.
3.350%, 5/11/07 §(l)	2,495,000	2,496,866
DaimlerChrysler NA Holdings Corp.
3.890%, 5/24/06 (l)	2,000,000	2,005,136
Ford Motor Credit Co.
4.389%, 3/21/07 (l)	5,350,000	5,237,078
7.375%, 10/28/09	4,395,000	4,294,737
7.875%, 6/15/10	1,675,000	1,655,238
7.000%, 10/1/13^	1,820,000	1,746,252

		17,435,307

Media (1.6%)
AOL Time Warner, Inc.
7.625%, 4/15/31	825,000	1,030,333

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Clear Channel Communications, Inc.
5.500%, 9/15/14^	$4,305,000	$4,083,112
Comcast Corp.
5.300%, 1/15/14	150,000	154,201
4.950%, 6/15/16^	5,805,000	5,778,651
Historic TW, Inc.
9.150%, 2/1/23	720,000	988,533
News America, Inc.
7.250%, 5/18/18^	825,000	966,507
6.200%, 12/15/34	2,955,000	3,101,252
TCI Communications, Inc.
7.875%, 8/1/13	820,000	976,021
8.750%, 8/1/15	595,000	763,253
Time Warner Entertainment Co. LP
8.375%, 3/15/23	2,805,000	3,586,437

		21,428,300

Total Consumer Discretionary		38,863,607

Consumer Staples (0.4%)
Food & Staples Retailing (0.4%)
Albertson’s, Inc.
8.000%, 5/1/31^	2,385,000	2,891,479
Safeway, Inc.
4.125%, 11/1/08	3,030,000	2,986,383

Total Consumer Staples		5,877,862

Energy (1.0%)
Oil & Gas (1.0%)
BP Capital Markets plc
2.750%, 12/29/06	2,455,000	2,415,747
Kinder Morgan Energy Partners LP
5.125%, 11/15/14	2,620,000	2,649,931
7.400%, 3/15/31^	1,515,000	1,845,882
7.750%, 3/15/32	930,000	1,180,607
7.300%, 8/15/33	490,000	594,411
Nexen, Inc.
5.880%, 3/10/35	3,395,000	3,450,376
Transocean, Inc.
6.625%, 4/15/11	545,000	612,134
Valero Energy Corp.
7.500%, 4/15/32	740,000	913,396

Total Energy		13,662,484

Financials (15.1%)
Capital Markets (2.7%)
Bear Stearns Co., Inc.
3.310%, 1/16/07^(l)	7,120,000	7,133,400
3.340%, 4/29/08 (l)	2,480,000	2,481,054
Goldman Sachs Capital I
6.345%, 2/15/34	4,210,000	4,561,573
Goldman Sachs Group, Inc.
3.484%, 2/21/06 (l)	1,625,000	1,626,565
3.327%, 7/28/06 (l)	4,650,000	4,652,246
3.440%, 8/18/06 (l)	500,000	500,971
3.629%, 7/2/07 (l)	1,500,000	1,501,281
Merrill Lynch & Co., Inc.
3.275%, 10/19/07 (l)	3,650,000	3,651,376
Morgan Stanley
3.270%, 1/12/07 (l)	7,095,000	7,100,371
3.393%, 2/15/07 (l)	2,000,000	2,001,084
3.354%, 11/9/07 (l)	900,000	899,756

		36,109,677

Commercial Banks (4.8%)
BNP Paribas
5.186%, 12/31/49 §(l)	3,630,000	3,669,992
Chuo Mitsui Trust & Banking Co. Ltd.
5.506%, 12/31/49 §(l)	2,600,000	2,554,308
HSBC Bank USA N.A.
3.509%, 9/21/07 (l)	2,000,000	2,000,758
HSBC Capital Funding LP
4.610%, 12/31/49 §(l)	$5,230,000	$5,103,842
Industrial Bank of Korea
4.000%, 5/19/14 §(l)	2,215,000	2,152,845
Keycorp
3.361%, 7/23/07 (l)	2,700,000	2,702,875
Korea First Bank
7.267%, 3/3/34 §(l)	1,620,000	1,820,388
Mizuho JGB Investment LLC
9.870%, 12/31/49 §(l)	2,530,000	2,866,184
Mizuho Preferred Capital Co. LLC
8.790%, 12/31/49 §(l)	725,000	799,892
National Capital Trust II
5.486%, 12/31/49 §(l)	4,630,000	4,767,655
Northern Rock plc
3.275%, 10/19/07 §(l)	2,250,000	2,251,192
RBS Capital Trust III
5.512%, 12/31/49 (l)	5,075,000	5,270,961
Residential Capital Corp.
4.835%, 6/29/07 §(l)	4,235,000	4,236,592
Royal Bank of Scotland Group plc
3.300%, 11/24/06 §(l)	2,350,000	2,350,381
SunTrust Banks, Inc.
2.500%, 11/1/06	3,325,000	3,248,681
U.S. Bank NA
2.850%, 11/15/06	4,360,000	4,288,069
United Overseas Bank Ltd.
5.375%, 9/3/19^§(l)	3,650,000	3,759,069
Wachovia Corp.
3.230%, 7/20/07 (l)	2,300,000	2,300,835
Wells Fargo & Co.
3.512%, 3/23/07 (l)	2,865,000	2,867,048
Westpac Banking Corp.
3.354%, 5/25/07 §(l)	2,000,000	2,001,598
Westpac Capital Trust III
5.819%, 12/31/49 §(l)	590,000	625,913
Westpac Capital Trust IV
5.256%, 12/29/49 §(l)	1,020,000	1,040,553
Woori Bank
5.750%, 3/13/14 §(l)	1,975,000	2,026,012

		64,705,643

Consumer Finance (2.5%)
American General Finance Corp.
3.000%, 11/15/06	3,820,000	3,759,663
4.500%, 11/15/07	355,000	355,751
3.608%, 6/27/08 (l)	5,000,000	4,998,280
5.375%, 10/1/12	2,065,000	2,131,634
Capital One Financial Corp.
5.250%, 2/21/17	1,480,000	1,466,995
General Motors Acceptance Corp.
4.145%, 5/18/06 (l)	1,800,000	1,791,484
HSBC Finance Corp.
3.379%, 2/9/07 (l)	6,285,000	6,297,545
3.270%, 5/10/07 (l)	3,500,000	3,498,743
5.000%, 6/30/15	2,535,000	2,554,791
John Deere Capital Corp.
3.484%, 3/16/06 (l)	3,150,000	3,151,260
SLM Corp.
3.241%, 1/25/08 (l)	2,780,000	2,778,991

		32,785,137

Diversified Financial Services (2.0%)
CIT Group, Inc.
3.250%, 4/19/06 (l)	2,250,000	2,251,345
3.650%, 6/19/06 (l)	2,350,000	2,353,906
3.490%, 5/18/07 (l)	1,000,000	1,001,791
Citigroup, Inc.
3.555%, 3/20/06 (l)	3,250,000	3,254,118

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Credit Suisse First Boston USA, Inc.
3.448%, 6/2/08 (l)		$3,365,000	$3,363,721
Ford Motor Credit Co.
General Electric Capital Corp.
3.320%, 5/19/08 (l)		1,500,000	1,499,718
Pricoa Global Funding I
3.624%, 12/22/06 §(l)		5,375,000	5,388,282
3.900%, 12/15/08 §		4,540,000	4,489,860
UFJ Finance Aruba AEC
6.750%, 7/15/13^		1,395,000	1,555,707
Xlliac Global Funding
3.538%, 6/2/08 §(l)		2,255,000	2,254,100

			27,412,548

Insurance (1.5%)
Arch Capital Group Ltd.
7.350%, 5/1/34^		1,340,000	1,512,336
Aspen Insurance Holdings Ltd.
6.000%, 8/15/14^		2,980,000	3,084,616
Liberty Mutual Group
7.000%, 3/15/34 §		1,460,000	1,536,502
6.500%, 3/15/35^§		1,415,000	1,401,982
Monumental Global Funding II
3.900%, 6/15/09 §		2,735,000	2,697,451
North Front Pass-Through Trust
5.810%, 12/15/24^§		2,710,000	2,792,449
Odyssey Reinsurance Holdings Corp.
7.650%, 11/1/13		1,095,000	1,182,087
6.875%, 5/1/15		875,000	897,942
Protective Life Secured Trust
3.220%, 1/14/08 (l)		1,820,000	1,819,924
Stingray Pass Through Trust
5.902%, 1/12/15^§		2,700,000	2,726,433

			19,651,722

Real Estate (1.2%)
Developers Diversified Realty Corp. (REIT)
5.500%, 5/1/15^		3,925,000	4,007,715
iStar Financial, Inc. (REIT)
6.000%, 12/15/10		3,908,000	4,064,883
5.150%, 3/1/12		2,190,000	2,164,467
Simon Property Group LP (REIT)
5.100%, 6/15/15 §		3,975,000	3,972,873
Socgen Real Estate Co. LLC
7.640%, 12/31/49 §(l)		1,250,000	1,337,608

			15,547,546

Thrifts & Mortgage Finance (0.4%)
Countrywide Home Loans, Inc.
3.420%, 2/17/06 (l)		5,525,000	5,525,768

Total Financials			201,738,041

Government Securities (62.5%)
Agency CMO (5.1%)
Federal Home Loan Mortgage Corp.
4.500%, 2/15/11 IO		5,231,182	234,687
5.500%, 1/15/23		19,767,614	20,112,357
5.500%, 7/15/23		13,335,769	13,572,088
5.500%, 8/15/23		12,433,101	12,655,451
5.000%, 10/15/23 IO		7,727,615	630,247
5.000%, 11/15/28		15,000,000	15,282,102
Federal National Mortgage Association
4.500%, 9/25/22		2,639,791	2,640,316
4.500%, 11/25/22		1,234,666	1,233,203
Government National Mortgage Association
5.500%, 4/20/25 IO		3,413,647	194,873
5.500%, 1/20/27 IO		5,930,006	382,533
5.500%, 10/20/27 IO		8,695,569	757,601

			67,695,458

Foreign Governments (2.8%)
Bundesrepublik Deutschland
4.750%, 7/4/34	EUR	13,455,000	$19,429,774
Russian Federation
8.750%, 7/24/05 §		$6,475,000	6,495,380
12.750%, 6/24/28		1,720,000	3,110,792
United Mexican States
5.875%, 1/15/14^		2,230,000	2,327,005
11.500%, 5/15/26		1,120,000	1,797,600
11.500%, 5/15/26		520,000	834,600
8.300%, 8/15/31		2,605,000	3,243,225

			37,238,376

U.S. Government Agencies (44.5%)
Federal Home Loan Mortgage Corp.
1.500%, 8/15/05		525,000	523,789
6.750%, 3/15/31^		7,360,000	9,744,169
6.000%, 2/1/35		5,626,808	5,773,207
5.500%, 7/15/35 TBA		97,370,000	98,708,838
6.000%, 8/15/35 TBA		24,245,000	24,835,972
Federal National Mortgage Association
3.250%, 8/15/08		12,275,000	12,046,611
6.125%, 3/15/12^		26,270,000	29,378,450
7.125%, 1/15/30^		7,935,000	10,849,018
7.250%, 5/15/30^		85,000	118,002
6.500%, 2/1/35		3,549,882	3,675,023
7.000%, 2/1/35		1,098,193	1,158,184
5.000%, 7/25/20 TBA		60,900,000	61,566,124
5.500%, 7/25/35 TBA		290,800,000	294,707,771
6.000%, 7/25/35 TBA		13,900,000	14,247,500
Government National Mortgage Association
5.500%, 8/15/35 TBA		10,800,000	11,012,630
5.500%, 7/15/35 TBA		15,400,000	15,722,445

			594,067,733

U.S. Treasuries (10.1%)
U.S. Treasury Bonds
8.875%, 2/15/19^		8,745,000	13,000,335
7.250%, 8/15/22^		3,000,000	4,082,343
6.375%, 8/15/27^		16,135,000	20,919,399
6.125%, 8/15/29^		7,500,000	9,576,270
6.250%, 5/15/30^		2,280,000	2,969,789
5.375%, 2/15/31^		9,015,000	10,637,700
U.S. Treasury Notes
1.875%, 1/31/06^		805,000	797,893
3.750%, 3/31/07^		10,440,000	10,455,900
4.000%, 6/15/09^		1,310,000	1,324,123
3.375%, 10/15/09^		1,550,000	1,528,204
3.625%, 1/15/10^		4,380,000	4,359,296
3.500%, 2/15/10		70,000	69,297
3.875%, 5/15/10^		9,065,000	9,116,698
3.625%, 6/15/10		4,400,000	4,380,750
4.750%, 5/15/14^		3,965,000	4,207,238
4.250%, 8/15/14^		2,730,000	2,795,263
4.250%, 11/15/14^		13,120,000	13,428,018
4.125%, 5/15/15^		21,110,000	21,418,396

			135,066,912

Total Government Securities			834,068,479

Health Care (0.2%)
Health Care Providers & Services (0.2%)
UnitedHealth Group, Inc.
3.300%, 1/30/08		2,140,000	2,090,427

Total Health Care			2,090,427

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (1.5%)
Aerospace & Defense (0.1%)
General Dynamics Corp.
2.125%, 5/15/06^	$1,900,000	$1,871,692

Building Products (0.3%)
Masco Corp.
4.800%, 6/15/15	3,950,000	3,925,170

Industrial Conglomerates (0.3%)
Hutchison Whampoa International Ltd.
6.250%, 1/24/14^§	1,610,000	1,730,726
7.450%, 11/24/33 §	2,180,000	2,564,957

		4,295,683

Machinery (0.3%)
Caterpillar Financial Services Corp.
3.369%, 2/26/07 (l)	4,140,000	4,145,039

Road & Rail (0.5%)
CSX Corp.
3.510%, 8/3/06 (l)	3,944,000	3,951,174
Norfolk Southern Corp.
5.590%, 5/17/25	365,000	379,355
7.800%, 5/15/27	43,000	57,026
5.640%, 5/17/29	1,112,000	1,162,952
7.250%, 2/15/31	398,000	508,283

		6,058,790

Total Industrials		20,296,374

Materials (0.8%)
Chemicals (0.5%)
Albemarle Corp.
5.100%, 2/1/15^	2,590,000	2,589,886
Dow Chemical Co.
7.375%, 11/1/29^	1,185,000	1,530,452
ICI Wilmington, Inc.
5.625%, 12/1/13	2,100,000	2,178,830

		6,299,168

Metals & Mining (0.3%)
Newmont Mining Corp.
5.875%, 4/1/35^	1,685,000	1,717,035
Noranda, Inc.
6.200%, 6/15/35^	1,965,000	1,949,308

		3,666,343

Total Materials		9,965,511

Telecommunication Services (1.6%)
Diversified Telecommunication Services (0.9%)
BellSouth Corp.
6.000%, 11/15/34^	1,305,000	1,387,719
Deutsche Telekom
International Finance BV
5.250%, 7/22/13	600,000	622,938
8.250%, 6/15/30	1,380,000	1,868,491
France Telecom S.A.
7.750%, 3/1/11	525,000	609,249
8.500%, 3/1/31	1,690,000	2,356,208
Sprint Capital Corp.
6.900%, 5/1/19	3,095,000	3,544,670
8.750%, 3/15/32	1,550,000	2,156,222

		12,545,497

Wireless Telecommunication Services (0.7%)
America Movil S.A. de C.V.
6.375%, 3/1/35	1,980,000	1,932,181
AT&T Wireless Services, Inc.
8.125%, 5/1/12	1,270,000	1,521,647
8.750%, 3/1/31	1,710,000	2,396,801
Motorola, Inc.
7.500%, 5/15/25^	$2,330,000	$2,850,221

		8,700,850

Total Telecommunication Services		21,246,347

Utilities (1.8%)
Electric Utilities (1.5%)
Alabama Power Co.
2.800%, 12/1/06	1,580,000	1,553,611
Exelon Corp.
4.900%, 6/15/15	3,915,000	3,928,953
Pacific Gas & Electric Co.
4.204%, 4/3/06^(l)	352,000	352,000
Pacificorp
4.300%, 9/15/08	1,550,000	1,555,974
Progress Energy, Inc.
6.850%, 4/15/12	4,334,000	4,814,775
7.000%, 10/30/31	1,275,000	1,472,621
Scottish Power, plc
5.380%, 3/15/15	4,775,000	4,894,614
Virginia Electric & Power Co.
4.500%, 12/15/10	1,485,000	1,486,951

		20,059,499

Multi-Utilities & Unregulated Power (0.3%)
Dominion Resources, Inc.
8.125%, 6/15/10	1,695,000	1,952,962
6.750%, 12/15/32	50,000	57,476
6.300%, 3/15/33^	1,805,000	1,962,993

		3,973,431

Total Utilities		24,032,930

Total Long-Term Debt Securities (130.6%) (Cost $1,727,555,725)		1,742,631,347

SHORT-TERM INVESTMENTS:
Commercial Paper (6.9%)
Alliance & Leicester plc
2.98%, 7/7/05 (m)(p)	1,070,000	1,069,380
BMW U.S. Capital LLC
2.81%, 7/18/05 (m)(p)	10,750,000	10,734,903
Cantabric Finance LLC
3.09%, 7/11/05 (p)	4,925,000	4,920,364
Calyon NA Co.
3.04%, 7/15/05 (p)	3,615,000	3,610,431
Crown Point Capital Co.
3.38%, 9/2/05 §(p)	14,063,000	13,978,903
Edison Asset Securitization LLC
3.08%, 7/18/05 (m)(p)	4,900,000	4,892,466
Eureka Securitization, Inc.
3.04%, 7/14/05 (m)(p)	13,750,000	13,733,772
Fortis Funding LLC
3.34%, 7/22/05 (m)(p)	11,000,000	10,977,608
Greyhawk Funding LLC
2.98%, 7/7/05 §(p)	3,000,000	2,998,262
ING U.S. Funding LLC
3.19%, 8/15/05 (p)	2,000,000	1,991,871
Ixis Commercial Paper
3.31%, 7/22/05 (m)(p)	11,000,000	10,977,817
Nordea N.A.
2.96%, 7/20/05 §(p)	3,200,000	3,194,754
Rabobank USA Finance Corp.
3.21%, 7/25/05 (p)	10,000,000	9,977,778

Total Commercial Paper		93,058,309

Government Security (1.6%)
Federal National Mortgage Association
2.65%, 7/1/05 (o)(p)	21,116,000	21,114,446

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Short-Term Investments of Cash Collateral for Securities Loaned (9.1%)
Barclays Capital
3.47%, 7/1/05	$13,714,987	$13,714,987
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	25,000,000	25,000,000
Dresdner Bank AG
3.49%, 7/1/05	40,000,000	40,000,000
General Electric Capital Corp.
3.15%, 10/24/05 (l)	9,792,392	9,792,392
3.54%, 5/12/06 (l)	2,004,200	2,004,200
Morgan Stanley
3.62%, 6/30/06 (l)	9,000,000	9,000,000
National City Bank Indiana
3.38%, 11/7/05 (l)	4,998,871	4,998,871
New York Life Insurance
3.22%, 9/30/05 (l)	6,000,000	6,000,000
Royal Bank of Scotland Group plc
3.49%, 3/30/07 (l)	5,281,947	5,281,947
U.S. Bank N.A.
3.12%, 10/2/06 (l)	4,996,163	4,996,163
UBS Securities LLC
3.47%, 9/28/05	395,580	395,580

Total Short-Term Investments of Cash Collateral for Securities Loaned		121,184,140

Total Short-Term Investments (17.6%) (Cost/Amortized Cost $235,368,642)		235,356,895

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options (0.0%)
U.S. Treasury Note 5 Year Futures September-05 @119.00*	183	$2,859

Total Options Purchased (0.0%) (Cost $131,594)		2,859

Total Investments (148.2%) (Cost/Amortized Cost $1,963,055,961)		1,977,991,101
Other Assets Less Liabilities (-48.2%)		(643,675,951)

Net Assets (100%)		$1,334,315,150

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $7,030,026 or 0.53% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $185,658,386 or 13.91% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

(m)	Section 4(2) Commercial Paper. Private placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2005.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

IO — Interest only

REIT — Real Estate Investment Trust

TBA — Security is subject to delayed delivery.

At June 30, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/05	Unrealized Appreciation/ (Depreciation)
30 Day Fed Fund	34	August-05	$13,682,314	$13,681,136	$(1,178)
EURO-Schatz	368	September-05	47,574,981	47,643,823	68,842
U.S. Treasury Bond	156	September-05	18,349,515	18,525,000	175,485
U.S. 2 Year Treasury Notes	422	September-05	87,692,164	87,644,125	(48,039)
EURODollar	519	March-06	124,448,963	124,572,975	124,012

					$319,122

Sales
EURO-BOBL	(319)	September-05	$(44,500,509)	$(44,659,861)	$(159,352)
EURO-BUND	(198)	September-05	(29,513,863)	(29,604,025)	(90,162)
U.S. 5 Year Treasury Notes	(1,113)	September-05	(120,806,511)	(121,195,266)	(388,755)
U.S. 10 Year Treasury Notes	(844)	September-05	(95,476,664)	(95,767,625)	(290,961)
Japan 10 Year Bond	(9)	September-05	(11,426,157)	(11,471,528)	(45,371)

					(974,601)

					$(655,479)

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

At June 30, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
European Union, expiring 7/15/05	15,779	$20,278,540	$19,109,158	$1,169,382

Options written for the six months ended June 30, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	—	$—
Options Written	11,061	5,732,453
Options Terminated in Closing Purchase Transactions	(7,389)	(4,720,067)
Options Expired	(3,672)	(1,012,386)
Options Exercised	—	—

Options Outstanding—June 30, 2005	—	$—

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,938,649,300
U.S. Government securities	307,435,887

$5,246,085,187

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,766,281,455
U.S. Government securities	316,050,334

$5,082,331,789

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,499,624
Aggregate gross unrealized depreciation	(4,631,756)

Net unrealized appreciation	$14,867,868

Federal income tax cost of investments	$1,963,123,233

At June 30, 2005, the Portfolio had loaned securities with a total value of $217,284,643. This was secured by collateral of $121,184,140 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $99,843,637 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JP MORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Auto Components (0.2%)
Lear Corp.^	33,500	$1,218,730

Hotels, Restaurants & Leisure (1.1%)
Carnival Corp.^	60,700	3,311,185
McDonald’s Corp.	121,600	3,374,400

		6,685,585

Media (6.1%)
Dex Media, Inc.^	263,200	6,424,712
Liberty Global, Inc. Class A*^	7,587	354,085
Liberty Media Corp., Class A*	1,321,100	13,462,009
Liberty Media International, Inc., Class A*	60,200	2,809,534
News Corp., Class A	167,100	2,703,678
Viacom, Inc., Class B	371,500	11,895,430

		37,649,448

Multiline Retail (1.6%)
Dollar General Corp.	240,300	4,892,508
Kohl’s Corp.*^	85,700	4,791,487

		9,683,995

Specialty Retail (0.5%)
Staples, Inc.	151,200	3,223,584

Textiles, Apparel & Luxury Goods (1.3%)
Jones Apparel Group, Inc.	255,200	7,921,408

Total Consumer Discretionary		66,382,750

Consumer Staples (4.4%)
Beverages (1.0%)
Coca-Cola Co.^	89,300	3,728,275
Coca-Cola Enterprises, Inc.	112,527	2,476,719

		6,204,994

Food Products (0.4%)
Kraft Foods, Inc., Class A^	83,400	2,652,954

Household Products (1.1%)
Kimberly-Clark Corp.	45,400	2,841,586
Procter & Gamble Co.	68,700	3,623,925

		6,465,511

Tobacco (1.9%)
Altria Group, Inc.	181,300	11,722,858

Total Consumer Staples		27,046,317

Energy (13.6%)
Energy Equipment & Services (1.1%)
GlobalSantaFe Corp.	89,000	3,631,200
Rowan Cos., Inc.	107,600	3,196,796

		6,827,996

Oil & Gas (12.5%)
Anadarko Petroleum Corp.	64,900	5,331,535
Apache Corp.	56,100	3,624,060
Chevron Corp.	176,700	9,881,064
ConocoPhillips	189,000	10,865,610
Exxon Mobil Corp.	630,800	36,252,076
Occidental Petroleum Corp.	55,600	4,277,308
Unocal Corp.	100,900	6,563,545

		76,795,198

Total Energy		83,623,194

Financials (33.0%)
Capital Markets (4.2%)
Goldman Sachs Group, Inc.	42,400	4,325,648
Merrill Lynch & Co., Inc.	93,500	5,143,435
Morgan Stanley	211,700	11,107,899
State Street Corp.	109,100	5,264,075

		25,841,057

Commercial Banks (7.2%)
Bank of America Corp.	330,900	15,092,349
BB&T Corp.^	53,300	2,130,401
Comerica, Inc.	72,600	$4,196,280
North Fork Bancorp, Inc.	163,600	4,595,524
SunTrust Banks, Inc.	64,500	4,659,480
U.S. Bancorp	341,800	9,980,560
Wells Fargo & Co.	62,300	3,836,434

		44,491,028

Consumer Finance (2.2%)
MBNA Corp.	507,300	13,270,968

Diversified Financial Services (7.7%)
CIT Group, Inc.	252,800	10,862,816
Citigroup, Inc.	690,200	31,907,946
Lazard Ltd.*^	201,700	4,689,525

		47,460,287

Insurance (5.9%)
Ambac Financial Group, Inc.	92,806	6,474,147
Assurant, Inc.	88,100	3,180,410
Genworth Financial, Inc., Class A	79,700	2,409,331
Hartford Financial Services Group, Inc.	72,500	5,421,550
RenaissanceRe Holdings Ltd.^	160,700	7,912,868
Willis Group Holdings Ltd.	327,988	10,731,767

		36,130,073

Real Estate (2.4%)
Mack-Cali Realty Corp. (REIT)^	93,300	4,226,490
Prologis Trust (REIT)	128,900	5,186,936
United Dominion Realty Trust, Inc. (REIT)^	217,400	5,228,470

		14,641,896

Thrifts & Mortgage Finance (3.4%)
Fannie Mae	67,800	3,959,520
Freddie Mac	237,200	15,472,556
Washington Mutual, Inc.^	44,500	1,810,705

		21,242,781

Total Financials		203,078,090

Health Care (7.7%)
Health Care Equipment & Supplies (1.9%)
Boston Scientific Corp.*	325,000	8,775,000
Guidant Corp.	42,700	2,873,710

		11,648,710

Health Care Providers & Services (2.1%)
AmerisourceBergen Corp.	58,300	4,031,445
Coventry Health Care, Inc.*	23,800	1,683,850
WellPoint, Inc.*	104,800	7,298,272

		13,013,567

Pharmaceuticals (3.7%)
Eli Lilly & Co.	39,000	2,172,690
Forest Laboratories, Inc.*	83,600	3,247,860
Pfizer, Inc.	452,900	12,490,982
Wyeth	111,800	4,975,100

		22,886,632

Total Health Care		47,548,909

Industrials (7.8%)
Commercial Services & Supplies (1.5%)
Cendant Corp.	212,800	4,760,336
Waste Management, Inc.	158,500	4,491,890

		9,252,226

Industrial Conglomerates (4.6%)
3M Co.	51,800	3,745,140
General Electric Co.	345,800	11,981,970
Tyco International Ltd.	433,500	12,658,200

		28,385,310

Machinery (1.0%)
Eaton Corp.	100,600	6,025,940

EQ ADVISORS TRUST

EQ/JP MORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.7%)
Union Pacific Corp.	73,800	$4,782,240

Total Industrials		48,445,716

Information Technology (4.8%)
Communications Equipment (0.7%)
Cisco Systems, Inc.*	94,200	1,800,162
Corning, Inc.*	163,600	2,719,032

		4,519,194

Computers & Peripherals (0.8%)
Lexmark International, Inc., Class A*	71,200	4,615,896

IT Services (1.4%)
Affiliated Computer Services, Inc., Class A*^	84,400	4,312,840
Sabre Holdings Corp., Class A^	201,100	4,011,945

		8,324,785

Office Electronics (0.4%)
Xerox Corp.*	200,100	2,759,379

Software (1.5%)
Computer Associates International, Inc.^	180,100	4,949,148
Microsoft Corp.	176,900	4,394,196

		9,343,344

Total Information Technology		29,562,598

Materials (5.1%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	41,400	2,496,420
Nalco Holding Co.*	151,100	2,966,093
Praxair, Inc.^	140,600	6,551,960

		12,014,473

Containers & Packaging (0.8%)
Pactiv Corp.*	216,800	4,678,544

Metals & Mining (1.7%)
Alcoa, Inc.^	217,200	5,675,436
United States Steel Corp.^	141,900	4,877,103

		10,552,539

Paper & Forest Products (0.6%)
MeadWestvaco Corp.^	141,300	3,962,052

Total Materials		31,207,608

Telecommunication Services (5.4%)
Diversified Telecommunication Services (5.4%)
SBC Communications, Inc.	188,600	4,479,250
Sprint Corp.^	490,500	12,306,645
Verizon Communications, Inc.	473,500	16,359,425

Total Telecommunication Services		33,145,320

Utilities (5.4%)
Electric Utilities (3.3%)
Consolidated Edison, Inc.^	58,200	2,726,088
Edison International, Inc.	104,300	4,229,365
Pinnacle West Capital Corp.	138,300	6,147,435
PPL Corp.	120,600	7,161,228

		20,264,116

Multi-Utilities & Unregulated Power (2.1%)
Dominion Resources, Inc.	110,000	8,072,900
SCANA Corp.	124,000	5,296,040

		13,368,940

Total Utilities		33,633,056

Total Common Stocks (98.0%) (Cost $578,809,403)		603,673,558

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (1.2%)
Federal National Mortgage Association
2.65%, 7/1/05(o)(p)	$7,550,000	$7,549,444

Short-Term Investments of Cash Collateral for Securities Loaned (6.1%)
Barclays Capital
3.47%, 7/1/05	$9,607,537	9,607,537
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	10,000,000	10,000,000
Dresdner Bank AG
3.49%, 7/1/05	13,000,000	13,000,000
Nomura Securities
3.51%, 7/1/05	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		37,607,537

Total Short-Term Investments (7.3%) (Cost/Amortized Cost $45,157,537)		45,156,981

Total Investments (105.3%) (Cost/Amortized Cost $623,966,940)		648,830,539
Other Assets Less Liabilities (-5.3%)		(32,775,241)

Net Assets (100%)		$616,055,298

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(o)	Discount Note Security. Effective rate calculated as of June 30, 2005.

(p)	Yield to maturity.

Glossary:

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/JP MORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$231,987,389
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$234,605,781

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,483,929
Aggregate gross unrealized depreciation	(20,869,745)

Net unrealized appreciation	$13,614,184

Federal income tax cost of investments	$635,216,355

At June 30, 2005, the Portfolio had loaned securities with a total value of $36,877,797. This was secured by collateral of $37,607,537 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2005, the Portfolio incurred approximately $705 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $27,237,985 which expires in year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.9%)
Automobiles (0.5%)
Winnebago Industries, Inc.^	214,800	$7,034,700

Commercial Services & Supplies (0.4%)
Knoll, Inc.	338,020	5,783,522

Hotels, Restaurants & Leisure (1.8%)
Alliance Gaming Corp.*^	1,153,500	16,172,070
CBRL Group, Inc.	251,700	9,781,062

		25,953,132

Household Durables (0.4%)
Helen of Troy Ltd.*	232,300	5,914,358

Media (4.8%)
ADVO, Inc.^	531,150	16,917,128
Arbitron, Inc.^	324,600	13,925,340
Carmike Cinemas, Inc.	189,500	5,813,860
Journal Register Co.*^	544,700	9,537,697
Liberty Corp.^	244,200	8,989,002
R.H. Donnelley Corp.*	212,200	13,152,156

		68,335,183

Multiline Retail (0.5%)
99 Cents Only Stores*^	584,400	7,427,724

Specialty Retail (5.0%)
AnnTaylor Stores Corp.*	407,700	9,898,956
CSK Auto Corp.*	530,400	8,847,072
Dick’s Sporting Goods, Inc.*^	250,000	9,647,500
Finish Line, Inc., Class A	30,200	571,384
Gymboree Corp.*^	762,800	10,419,848
HOT Topic, Inc.*	343,300	6,563,896
Rush Enterprises, Inc., Class A*	369,500	4,929,130
TBC Corp.*	401,300	10,887,269
Tractor Supply Co.*^	215,500	10,581,050

		72,346,105

Textiles, Apparel & Luxury Goods (1.5%)
Fossil, Inc.*^	403,900	9,168,530
Timberland Co., Class A*	330,600	12,800,832

		21,969,362

Total Consumer Discretionary		214,764,086

Consumer Staples (1.8%)
Food & Staples Retailing (0.8%)
Performance Food Group Co.*^	359,400	10,857,474

Food Products (1.0%)
Delta & Pine Land Co.^	426,800	10,695,608
Ralcorp Holdings, Inc.	103,100	4,242,565

		14,938,173

Total Consumer Staples		25,795,647

Energy (10.3%)
Energy Equipment & Services (5.1%)
Grey Wolf, Inc.*	1,272,800	9,431,448
Key Energy Services, Inc.*	1,320,700	15,927,642
Maverick Tube Corp.*^	380,900	11,350,820
Oil States International, Inc.*	407,600	10,259,292
Todco, Class A*	399,500	10,255,165
Veritas DGC, Inc.*	595,600	16,521,944

		73,746,311

Oil & Gas (5.2%)
Brigham Exploration Co.*^	702,300	6,411,999
Denbury Resources, Inc.*^	158,300	6,295,591
Energy Partners Ltd.*	255,500	6,696,655
Forest Oil Corp.*	255,400	10,726,800
General Maritime Corp.^	160,200	6,792,480
Kinder Morgan Management LLC*	313,498	14,420,908
OMI Corp.^	672,600	$12,786,126
Range Resources Corp.^	393,700	10,590,530

		74,721,089

Total Energy		148,467,400

Financials (23.1%)
Commercial Banks (9.4%)
Bank of the Ozarks, Inc.^	386,300	12,686,092
Boston Private Financial Holdings, Inc.^	289,400	7,292,880
First Community Bancorp, Inc./California^	189,876	9,019,110
First Midwest Bancorp, Inc.^	251,325	8,839,100
MB Financial, Inc.^	356,800	14,211,344
Pacific Capital Bancorp^	245,900	9,117,972
Provident Bankshares Corp.	235,800	7,524,378
Sandy Spring Bancorp, Inc.	225,000	7,881,750
South Financial Group, Inc.	310,500	8,824,410
Sterling Bancshares, Inc./Texas^	694,700	10,809,532
Texas Regional Bancshares, Inc.^	443,850	13,528,548
Umpqua Holdings Corp.^	403,148	9,490,104
United Bancshares, Inc.^	194,900	6,940,389
Westamerica Bancorp.	160,900	8,497,129

		134,662,738

Diversified Financial Services (1.8%)
Calamos Asset Management Inc., Class A	174,700	4,758,828
Financial Federal Corp.^	287,000	11,089,680
GFI Group, Inc.*^	273,800	9,747,280

		25,595,788

Insurance (3.3%)
Arch Capital Group Ltd.*	389,700	17,555,985
Assured Guaranty Ltd.	576,000	13,455,360
Bristol West Holdings, Inc.^	590,300	10,802,490
Scottish Re Group Ltd.	257,900	6,251,496

		48,065,331

Real Estate (6.5%)
Alexandria Real Estate Equities, Inc. (REIT)	143,100	10,510,695
BioMed Realty Trust, Inc. (REIT)	656,000	15,645,600
Brandywine Realty Trust (REIT)	469,300	14,384,045
Capital Automotive (REIT)^	258,900	9,882,213
CarrAmerica Realty Corp. (REIT)	183,400	6,635,412
Corporate Office Properties Trust (REIT)	204,600	6,025,470
Lexington Corp. Properties Trust (REIT)	379,000	9,213,490
Mills Corp. (REIT)	215,100	13,075,929
Prentiss Properties Trust (REIT)	205,700	7,495,708

		92,868,562

Thrifts & Mortgage Finance (2.1%)
Bank Atlantic Bancorp, Inc., Class A^	416,900	7,900,255
Bankunited Financial Corp., Class A^	408,100	11,035,024
MAF Bancorp, Inc.	279,200	11,902,296

		30,837,575

Total Financials		332,029,994

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (6.7%)
Health Care Equipment & Supplies (1.3%)
Advanced Medical Optics, Inc.*	255,300	$10,148,175
Candela Corp.*^	345,700	3,612,565
Matthews International Corp., Class A	128,700	5,014,152

		18,774,892

Health Care Providers & Services (3.2%)
Alderwoods Group, Inc.*	297,700	4,277,949
Hanger Orthopedic Group, Inc.*‡	1,180,200	5,948,208
Kindred Healthcare, Inc.*^	189,510	7,506,491
LifePoint Hospitals, Inc.*	173,500	8,765,220
Molina Healthcare, Inc.*^	97,300	4,306,498
PSS World Medical, Inc.*^	1,238,900	15,424,305

		46,228,671

Pharmaceuticals (2.2%)
BioScrip, Inc.*^	917,300	5,503,800
Connetics Corp.*^	574,200	10,128,888
First Horizon Pharmaceutical Corp.*^	58,360	1,111,175
Taro Pharmaceuticals Industries Ltd.*	517,300	15,037,911

		31,781,774

Total Health Care		96,785,337

Industrials (15.3%)
Aerospace & Defense (2.5%)
Applied Signal Technology, Inc.^	130,512	2,484,949
DRS Technologies, Inc.	211,400	10,840,592
Engineered Support Systems, Inc.^	319,500	11,447,685
Esterline Technologies Corp.*	257,600	10,324,608

		35,097,834

Air Freight & Logistics (1.4%)
Forward Air Corp.^	310,746	8,784,789
Pacer International, Inc.*	538,700	11,738,273

		20,523,062

Airlines (0.5%)
Airtran Holdings, Inc.*^	827,300	7,635,979

Building Products (0.5%)
ElkCorp.	267,800	7,645,690

Commercial Services & Supplies (6.0%)
DeVry, Inc.*^	528,300	10,513,170
Herman Miller, Inc.^	229,200	7,068,528
Learning Tree International, Inc.*^	696,028	8,366,256
Tetra Tech, Inc.*^	903,800	12,228,414
United Rentals, Inc.*^	592,200	11,968,362
Waste Connections, Inc.*^	191,399	7,137,269
Watson Wyatt & Co. Holdings^	522,900	13,401,927
Wright Express Corp.*	804,200	14,853,574

		85,537,500

Construction & Engineering (1.6%)
Chicago Bridge & Iron Co.,N.V. (N.Y. Shares)	376,400	8,604,504
Shaw Group, Inc.*^	644,300	13,858,893

		22,463,397

Electrical Equipment (0.9%)
Roper Industries, Inc.	177,100	12,639,627

Machinery (1.4%)
Federal Signal Corp.^	418,200	6,523,920
Kennametal, Inc.	89,900	4,121,915
Wabash National Corp.^	409,500	9,922,185

		20,568,020

Road & Rail (0.5%)
Swift Transportation Co., Inc.*^	327,500	$7,627,475

Total Industrials		219,738,584

Information Technology (15.5%)
Aerospace & Defense (0.7%)
Titan Corp.*	422,200	9,600,828

Communications Equipment (4.3%)
Avocent Corp.*	323,500	8,456,290
C-COR, Inc.*^	1,618,600	11,087,410
CommScope, Inc.*^	681,300	11,861,433
Foundry Networks, Inc.*^	864,800	7,463,224
Oplink Communications, Inc.*^	1,255,600	2,147,076
Polycom, Inc.*	721,400	10,756,074
SafeNet, Inc.*^	316,700	10,786,802

		62,558,309

Computers & Peripherals (0.5%)
Dot Hill Systems Corp.*^	1,429,500	7,490,580

Electronic Equipment & Instruments (4.4%)
Benchmark Electronics, Inc.*^	362,600	11,030,292
Metrologic Instruments, Inc.*	418,000	5,241,720
Photon Dynamics, Inc.*^	409,700	8,443,917
Plexus Corp.*^	423,300	6,023,559
Radisys Corp.*^	363,600	5,872,140
Rogers Corp.*^	369,700	14,991,335
TTM Technologies, Inc.*^	1,511,100	11,499,471

		63,102,434

IT Services (2.2%)
BearingPoint, Inc.*^	1,501,000	11,002,330
BISYS Group, Inc.*	664,700	9,930,618
MPS Group, Inc.*	1,067,800	10,058,676

		30,991,624

Semiconductors & Semiconductor Equipment (2.5%)
Brooks Automation, Inc.*	395,900	5,879,115
ChipMOS TECHNOLOGIES Bermuda Ltd.*^	1,164,600	7,698,006
Exar Corp.*	604,500	9,001,005
Integrated Device Technology, Inc.*	1,270,700	13,660,025

		36,238,151

Software (0.9%)
Secure Computing Corp.*	793,400	8,632,192
Serena Software, Inc.*	217,100	4,190,030

		12,822,222

Total Information Technology		222,804,148

Materials (4.9%)
Chemicals (2.6%)
Olin Corp.^	509,400	9,291,456
PolyOne Corp.*	814,200	5,390,004
Scotts Miracle Gro Co., Class A*	176,000	12,532,960
Spartech Corp.^	601,600	10,708,480

		37,922,900

Containers & Packaging (0.3%)
Packaging Corp. of America^	228,100	4,801,505

Metals & Mining (2.0%)
Cleveland-Cliffs, Inc.^	101,300	5,851,088
Foundation Coal Holdings, Inc.^	295,800	7,673,052
RTI International Metals, Inc.*^	475,000	14,919,750

		28,443,890

Total Materials		71,168,295

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE

PORTFOLIO PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (0.6%)
Wireless Telecommunication Services (0.6%)
Wireless Facilities, Inc.*^	1,346,646	$8,524,269

Total Telecommunication Services		8,524,269

Utilities (3.7%)
Electric Utilities (1.0%)
Cleco Corp.	666,400	14,374,248

Gas Utilities (2.3%)
AGL Resources, Inc.	468,600	18,111,390
New Jersey Resources Corp.^	323,500	15,608,875

		33,720,265

Multi-Utilities & Unregulated Power (0.4%)
Vectren Corp.	196,600	5,648,318

Total Utilities		53,742,831

Total Common Stocks (96.8%) (Cost $1,250,128,765)		1,393,820,591

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (5.3%)
U.S. Treasury Bill
2.66%, 7/7/05^	$11,859,000	11,852,913
2.87%, 8/4/05^	64,752,000	64,571,636

Total Government Securities		76,424,549

Short-Term Investments of Cash Collateral for Securities Loaned (8.3%)
Bank of Nova Scotia N.Y.
3.32%, 5/30/06 (l)	4,997,715	4,997,715
Barclays Capital
3.47%, 7/1/05	19,380,749	19,380,749
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	15,000,000	15,000,000
Dresdner Bank AG
3.49%, 7/1/05	$5,000,000	$5,000,000
General Electric Capital Corp.
3.53%, 3/29/06 (l)	8,001,982	8,001,982
3.54%, 5/12/06 (l)	2,004,200	2,004,200
Merrill Lynch & Co., Inc.
3.21%, 10/19/06 (l)	5,000,000	5,000,000
Morgan Stanley
3.62%, 6/30/06 (l)	1,500,000	1,500,000
New York Life Insurance
3.22%, 9/30/05 (l)	9,000,000	9,000,000
Nomura Securities
3.51%, 7/1/05	34,999,999	34,999,999
Nordeutsche Landesbank N.Y.
3.34%, 3/30/06 (l)	8,995,385	8,995,385
U.S. Bank N.A.
3.12%, 10/2/06 (l)	4,996,163	4,996,163

Total Short-Term Investments of Cash Collateral for Securities Loaned		118,876,193

Time Deposit (0.0%)
JPMorgan Chase Nassau
2.70%, 7/1/05	2,238	2,238

Total Short-Term Investments (13.6%) (Cost/Amortized Cost $195,309,191)		195,302,980

Total Investments (110.4%) (Cost/Amortized Cost $1,445,437,956)		1,589,123,571
Other Assets Less Liabilities (-10.4%)		(149,282,728)

Net Assets (100%)		$1,439,840,843

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

‡	Affiliated company as defined under the Investment Company Act of 1940.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

REIT — Real Estate Investment Trust

Investments in companies which were affiliates for the six months ended June 30, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value June 30, 2005	Dividend Income	Realized Gain (Loss)
Hanger Orthopedic Group, Inc.	$1,236,870	$7,253,456	$—	$5,948,208	$—	$—

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$628,278,565
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$518,847,850

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$173,125,333
Aggregate gross unrealized depreciation	(30,959,802)

Net unrealized appreciation	$142,165,531

Federal income tax cost of investments	$1,446,958,040

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

At June 30, 2005, the Portfolio had loaned securities with a total value of $117,737,948. This was secured by collateral of $118,876,193 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $2,138,869 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (1.3%)
Non-Agency (1.3%)
JP Morgan Chase Commercial
Mortgage Securities Corp.,
Series 05-LDP1 A4
5.038%, 3/15/46	$2,000,000	$2,071,071

Total Asset-Backed and Mortgage-Backed Securities		2,071,071

Consumer Discretionary (5.2%)
Automobiles (1.0%)
Ford Motor Co.
6.375%, 2/1/29	2,000,000	1,542,044

Leisure Equipment & Products (0.6%)
Brunswick Corp.
5.000%, 6/1/11	1,000,000	1,022,671

Media (3.6%)
Comcast Cable Communications, Inc.
7.125%, 6/15/13	1,000,000	1,146,020
Time Warner, Inc.
7.700%, 5/1/32	2,000,000	2,530,046
Viacom, Inc.
5.625%, 8/15/12	2,000,000	2,045,356

		5,721,422

Total Consumer Discretionary		8,286,137

Consumer Staples (3.5%)
Beverages (1.4%)
Anheuser Busch Cos., Inc.
6.000%, 11/1/41	2,000,000	2,281,482

Food & Staples Retailing (1.4%)
American Stores Co.
8.000%, 6/1/26	2,000,000	2,297,406

Food Products (0.7%)
Kraft Foods, Inc.
6.250%, 6/1/12	1,000,000	1,099,312

Total Consumer Staples		5,678,200

Energy (4.5%)
Energy Equipment & Services (0.9%)
Halliburton Co.
8.750%, 2/15/21	1,000,000	1,370,945

Oil & Gas (3.6%)
Anadarko Finance Co.
7.500%, 5/1/31	1,750,000	2,209,373
Kerr-McGee Corp.
6.950%, 7/1/24	2,000,000	2,066,546
Texaco Capital, Inc.
9.750%, 3/15/20	1,000,000	1,537,229

		5,813,148

Total Energy		7,184,093

Financials (11.0%)
Capital Markets (1.9%)
Goldman Sachs Group, Inc.
5.130%, 1/15/15	2,000,000	2,037,100
National Rural Utilities Cooperative Finance Corp.
5.700%, 1/15/10	1,000,000	1,058,179

		3,095,279

Commercial Banks (5.2%)
Barclays Bank plc
6.278%, 12/31/49	2,000,000	2,043,000
First Union National Bank Of Florida
6.180%, 2/15/36	$1,000,000	$1,192,970
HSBC Holdings PLC
7.625%, 5/17/32 §	1,000,000	1,313,679
Suntrust Bank
5.450%, 12/1/17	1,000,000	1,050,812
UBS/New York
7.750%, 9/1/26	2,000,000	2,664,008

		8,264,469

Consumer Finance (1.6%)
Capital One Financial Corp.
5.250%, 2/21/17	1,500,000	1,486,820
HSBC Finance Corp.
6.375%, 10/15/11	1,000,000	1,093,338

		2,580,158

Diversified Financial Services (0.7%)
Associates Corp. of North America
6.950%, 11/1/18	1,000,000	1,204,915

Insurance (1.6%)
Lion Connecticut Holdings, Inc.
7.625%, 8/15/26	1,000,000	1,280,945
MBIA, Inc.
7.150%, 7/15/27	1,000,000	1,220,759

		2,501,704

Total Financials		17,646,525

Government Securities (47.7%)
Foreign Governments (0.9%)
Province of British Columbia
7.250%, 9/1/36	1,000,000	1,427,878

Municipal Bonds (1.4%)
Louisiana State Gas & Fuels Tax
5.000%, 5/1/35	1,000,000	1,067,920
Michigan State Building Authority
5.000%, 10/15/33	1,000,000	1,073,050

		2,140,970

U.S. Government Agencies (7.8%)
Federal Home Loan Mortgage Corp.
6.375%, 8/1/11	1,000,000	1,021,841
Federal National Mortgage Association
6.250%, 2/1/11	1,000,000	1,095,766
6.625%, 11/15/30	8,000,000	10,381,664

		12,499,271

U.S. Treasuries (37.6%)
U.S. Treasury Bonds
7.875%, 2/15/21	9,000,000	12,739,572
6.250%, 5/15/30	4,600,000	5,991,679
5.375%, 2/15/31	15,035,000	17,741,300
U.S. Treasury Bonds Inflation Indexed
3.625%, 4/15/28	1,201,290	1,614,093
U.S. Treasury Notes
4.250%, 11/15/14	6,000,000	6,140,862
6.875%, 8/15/25	9,000,000	12,114,846
U.S. Treasury Strip
3.625%, 11/15/21 PO	8,000,000	3,941,968

		60,284,320

Total Government Securities		76,352,439

Industrials (8.5%)
Aerospace & Defense (2.6%)
Boeing Co.
8.625%, 11/15/31	2,000,000	2,980,508
Lockheed Martin Corp.
7.650%, 5/1/16	1,000,000	1,242,864

		4,223,372

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Air Freight & Logistics (3.5%)
CNF, Inc.
6.700%, 5/1/34	$2,000,000	$2,229,194
FedEx Corp.
7.500%, 1/15/18	1,692,192	1,974,244
United Parcel Service, Inc.
8.375%, 4/1/20	1,000,000	1,377,032

		5,580,470

Commercial Services & Supplies (0.6%)
Deluxe Corp.
5.000%, 12/15/12	1,000,000	980,242

Industrial Conglomerates (1.1%)
Tyco International Group S.A.
6.875%, 1/15/29	1,500,000	1,790,455

Road & Rail (0.7%)
Union Pacific Corp.
5.375%, 5/1/14	1,000,000	1,042,844

Total Industrials		13,617,383

Materials (2.4%)
Chemicals (0.5%)
Eastman Chemical Co.
6.300%, 11/15/18	701,000	776,681

Metals & Mining (1.9%)
Barrick Gold Corp.
5.800%, 11/15/34	2,000,000	2,072,166
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	1,000,000	1,014,838

		3,087,004

Total Materials		3,863,685

Telecommunication Services (5.2%)
Diversified Telecommunication Services (3.8%)
CenturyTel, Inc.
7.875%, 8/15/12	2,000,000	2,284,528
GTE North, Inc.
7.625%, 5/15/26	1,000,000	1,057,865
Sprint Capital Corp.
8.750%, 3/15/32	2,000,000	2,782,222

		6,124,615

Wireless Telecommunication Services (1.4%)
U.S. Cellular Corp.
6.700%, 12/15/33	$2,000,000	$2,127,482

Total Telecommunication Services		8,252,097

Utilities (4.9%)
Electric Utilities (2.3%)
Hydro-Quebec
8.500%, 12/1/29	1,000,000	1,522,856
Pacific Gas & Electric Co.
6.050%, 3/1/34	2,000,000	2,204,178

		3,727,034

Gas Utilities (2.6%)
Kinder Morgan Energy Partners LP
0.050%, 12/15/13	1,000,000	1,006,815
South California Gas Co.
5.450%, 4/15/18	3,000,000	3,195,018

		4,201,833

Total Utilities		7,928,867

Total Long-Term Debt Securities (94.2%) (Cost $142,823,994)		150,880,497

SHORT-TERM INVESTMENT:
Time Deposit (6.8%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $10,969,390)	10,969,390	10,969,390

Total Investments (101.0%) (Cost/Amortized Cost $153,793,384)		161,849,887
Other Assets Less Liabilities (-1.0%)		(1,622,638)

Net Assets (100%)		$160,227,249

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $1,313,679 or 0.82% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

PO — Principal only

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$77,776,574
U.S. Government securities	81,362,911

$159,139,485

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$83,805,313
U.S. Government securities	23,861,369

$107,666,682

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$8,591,471
Aggregate gross unrealized depreciation	(642,789)

Net unrealized appreciation	$7,948,682

Federal income tax cost of investments	$153,901,205

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.0%)
Household Durables (0.5%)
Newell Rubbermaid, Inc.	1,820	$43,389

Media (4.2%)
Comcast Corp., Special Class A*	3,560	106,622
Tribune Co.	2,110	74,230
Viacom, Inc., Class B	990	31,700
Walt Disney Co.	5,430	136,727

		349,279

Textiles, Apparel & Luxury Goods (0.3%)
NIKE, Inc., Class B	320	27,712

Total Consumer Discretionary		420,380

Consumer Staples (13.0%)
Beverages (2.3%)
Diageo Capital plc (ADR)	680	40,324
PepsiCo, Inc.	2,810	151,543

		191,867

Food & Staples Retailing (3.3%)
CVS Corp.	2,460	71,512
Kroger Co.*	8,080	153,763
Wal-Mart Stores, Inc.	990	47,718

		272,993

Food Products (3.5%)
Campbell Soup Co.	1,410	43,386
H.J. Heinz Co.	1,620	57,380
Kraft Foods, Inc., Class A	6,030	191,814

		292,580

Household Products (2.5%)
Clorox Co.	810	45,133
Kimberly-Clark Corp.	1,380	86,374
Procter & Gamble Co.	1,490	78,598

		210,105

Personal Products (1.4%)
Gillette Co.	2,330	117,968

Total Consumer Staples		1,085,513

Energy (7.9%)
Energy Equipment & Services (3.3%)
Baker Hughes, Inc.	1,970	100,785
Schlumberger Ltd	2,240	170,106

		270,891

Oil & Gas (4.6%)
El Paso Corp.	3,420	39,398
Exxon Mobil Corp.	6,040	347,119

		386,517

Total Energy		657,408

Financials (10.1%)
Capital Markets (2.1%)
Bank of New York Co., Inc.	2,730	78,569
Goldman Sachs Group, Inc.	480	48,970
Mellon Financial Corp.	790	22,665
Merrill Lynch & Co., Inc.	470	25,855

		176,059

Commercial Banks (2.4%)
Bank of America Corp.	2,470	112,657
Marshall & Ilsley Corp.	600	26,670
Mitsubishi Tokyo Financial Group, Inc. (ADR)	2,040	17,299
Wachovia Corp.	810	40,176

		196,802

Diversified Financial Services (2.9%)
Citigroup, Inc.	2,220	102,631
JPMorgan Chase & Co.	4,030	$142,339

		244,970

Insurance (2.7%)
Aflac, Inc.	350	15,148
American International Group, Inc.	2,040	118,524
Chubb Corp.	220	18,834
Hartford Financial Services Group, Inc.	980	73,285

		225,791

Total Financials		843,622

Health Care (16.5%)
Biotechnology (0.7%)
MedImmune, Inc.*	2,220	59,319

Health Care Equipment & Supplies (2.2%)
Baxter International, Inc.	4,430	164,353
Guidant Corp.	270	18,171

		182,524

Health Care Providers & Services (1.7%)
Cardinal Health, Inc.	1,660	95,583
CIGNA Corp.	440	47,093

		142,676

Pharmaceuticals (11.9%)
Bristol-Myers Squibb Co.	2,220	55,456
GlaxoSmithKline plc (ADR)	2,620	127,096
Johnson & Johnson	800	52,000
Merck & Co., Inc.	2,040	62,832
Novartis AG (ADR)	4,030	191,183
Pfizer, Inc.	7,570	208,781
Schering-Plough Corp.	4,640	88,438
Wyeth	4,640	206,480

		992,266

Total Health Care		1,376,785

Industrials (15.6%)
Aerospace & Defense (2.2%)
General Dynamics Corp.	590	64,629
Honeywell International, Inc.	1,870	68,498
Raytheon Co.	1,200	46,944

		180,071

Air Freight & Logistics (0.7%)
United Parcel Service, Inc., Class B	810	56,020

Commercial Services & Supplies (1.2%)
Waste Management, Inc.	3,560	100,890

Construction & Engineering (0.3%)
Fluor Corp.	500	28,795

Electrical Equipment (1.0%)
Emerson Electric Co.	1,390	87,056

Industrial Conglomerates (3.9%)
General Electric Co.	8,080	279,972
Tyco International Ltd.	1,710	49,932

		329,904

Machinery (5.1%)
Caterpillar, Inc.	600	57,186
Deere & Co.	2,280	149,317
Eaton Corp.	730	43,727
Illinois Tool Works, Inc.	220	17,530
Pall Corp.	1,140	34,610
Parker-Hannifin Corp.	1,980	122,780

		425,150

Road & Rail (1.2%)
Canadian National Railway Co.	610	35,166

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Union Pacific Corp.	990	$64,152

		99,318

Total Industrials		1,307,204

Information Technology (6.6%)
Communications Equipment (1.4%)
Motorola, Inc.	6,200	113,212

Computers & Peripherals (2.1%)
EMC Corp.*	5,040	69,098
Hewlett-Packard Co.	4,430	104,149

		173,247

IT Services (1.1%)
Automatic Data Processing, Inc.	1,910	80,163
Electronic Data Systems Corp.	600	11,550

		91,713

Office Electronics (0.6%)
Xerox Corp.*	3,630	50,058

Software (1.4%)
BEA Systems, Inc.*	620	5,444
Microsoft Corp.	4,640	115,257

		120,701

Total Information Technology		548,931

Materials (9.1%)
Chemicals (3.6%)
DuPont (E.I.) de Nemours & Co.	3,010	129,460
Monsanto Co.	810	50,925
Potash Corp. of Saskatchewan, Inc.	320	30,585
Praxair, Inc.	2,040	95,064

		306,034

Metals & Mining (3.7%)
Alcoa, Inc.	1,660	43,376
Barrick Gold Corp.	3,630	90,859
Newmont Mining Corp.	4,430	172,903

		307,138

Paper & Forest Products (1.8%)
International Paper Co.	5,040	152,258

Total Materials		765,430

Telecommunication Services (4.4%)
Diversified Telecommunication Services (4.4%)
BellSouth Corp.	1,410	$37,464
SBC Communications, Inc.	5,150	122,312
Sprint Corp.	2,250	56,453
Verizon Communications, Inc.	4,430	153,056

Total Telecommunication Services		369,285

Utilities (0.9%)
Electric Utilities (0.9%)
Ameren Corp.	150	8,295
PG&E Corp.	400	15,016
Progress Energy, Inc.	810	36,645
Southern Co.	360	12,481

Total Utilities		72,437

Total Common Stocks (89.1%) (Cost $7,468,610)		7,446,995

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (15.0%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $1,249,347)	$1,249,347	1,249,347

Total Investments (104.1%) (Cost/Amortized Cost $8,717,957)		8,696,342
Other Assets Less Liabilities (-4.1%)		(343,499)

Net Assets (100%)		$8,352,843

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the period ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$7,803,100
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$344,610

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$109,946
Aggregate gross unrealized depreciation	(131,561)

Net unrealized depreciation	$(21,615)

Federal income tax cost of investments	$8,717,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.2%)
Household Durables (0.5%)
Newell Rubbermaid, Inc.	1,685	$40,170

Media (3.7%)
Comcast Corp., Special Class A*	3,605	107,970
Tribune Co.	1,217	42,814
Viacom, Inc., Class B	1,290	41,306
Walt Disney Co.	4,005	100,846

		292,936

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	903	78,200

Total Consumer Discretionary		411,306

Consumer Staples (14.1%)
Beverages (2.3%)
Diageo Capital plc	858	50,880
PepsiCo, Inc.	2,470	133,207

		184,087

Food & Staples Retailing (3.1%)
CVS Corp.	2,724	79,187
Kroger Co.*	3,470	66,034
Wal-Mart Stores, Inc.	2,095	100,979

		246,200

Food Products (3.1%)
Campbell Soup Co.	2,094	64,432
H.J. Heinz Co.	1,217	43,106
Kraft Foods, Inc., Class A	4,322	137,483

		245,021

Household Products (4.4%)
Clorox Co.	777	43,294
Colgate-Palmolive Co.	2,448	122,180
Kimberly-Clark Corp.	951	59,523
Procter & Gamble Co.	2,229	117,580

		342,577

Personal Products (1.2%)
Gillette Co.	1,818	92,045

Total Consumer Staples		1,109,930

Energy (7.0%)
Energy Equipment & Services (2.6%)
Baker Hughes, Inc.	1,703	87,126
Schlumberger Ltd.	1,509	114,593

		201,719

Oil & Gas (4.4%)
Chevron Corp.	1,803	100,824
ConocoPhillips	757	43,520
Exxon Mobil Corp.	3,583	205,915

		350,259

Total Energy		551,978

Financials (9.4%)
Capital Markets (1.5%)
Bank of New York Co., Inc.	2,874	82,714
Mellon Financial Corp.	1,148	32,936

		115,650

Commercial Banks (2.4%)
Bank of America Corp.	2,190	99,886
Wachovia Corp.	1,157	57,387
Wells Fargo & Co.	572	35,224

		192,497

Consumer Finance (0.4%)
American Express Co.	535	28,478

Diversified Financial Services (2.5%)
Citigroup, Inc.	2,486	114,928
JPMorgan Chase & Co.	2,318	$81,871

		196,799

Insurance (2.4%)
Aflac, Inc.	959	41,506
American International Group, Inc.	1,290	74,949
Hartford Financial Services Group, Inc.	998	74,630

		191,085

Thrifts & Mortgage Finance (0.2%)
Freddie Mac	268	17,482

Total Financials		741,991

Health Care (23.8%)
Biotechnology (5.1%)
Celgene Corp.*	2,432	99,153
Charles River Laboratories International, Inc.*	1,582	76,331
Genzyme Corp.*	1,217	73,130
Gilead Sciences, Inc.*	1,803	79,314
ImClone Systems, Inc.*	1,209	37,443
MedImmune, Inc.*	1,388	37,087

		402,458

Health Care Equipment & Supplies (3.0%)
Baxter International, Inc.	3,402	126,214
Medtronic, Inc.	1,050	54,379
Zimmer Holdings, Inc.*	728	55,452

		236,045

Health Care Providers & Services (2.9%)
Cardinal Health, Inc.	806	46,409
CIGNA Corp.	624	66,787
PacifiCare Health Systems, Inc.*	777	55,517
WellPoint, Inc.*	881	61,353

		230,066

Pharmaceuticals (12.8%)
Abbott Laboratories	554	27,152
Bristol-Myers Squibb Co.	3,806	95,074
GlaxoSmithKline plc (ADR)	1,833	88,919
Johnson & Johnson	2,445	158,925
Merck & Co., Inc.	1,874	57,719
Novartis AG (ADR)	3,021	143,316
Pfizer, Inc.	7,387	203,733
Schering-Plough Corp.	3,806	72,542
Wyeth	3,755	167,098

		1,014,478

Total Health Care		1,883,047

Industrials (14.6%)
Aerospace & Defense (2.5%)
General Dynamics Corp.	1,051	115,127
Honeywell International, Inc.	1,337	48,974
Raytheon Co.	854	33,408

		197,509

Air Freight & Logistics (0.9%)
United Parcel Service, Inc., Class B	1,050	72,618

Commercial Services & Supplies (1.0%)
Waste Management, Inc.	2,783	78,870

Construction & Engineering (0.6%)
Fluor Corp.	830	47,800

Electrical Equipment (0.9%)
Emerson Electric Co.	1,056	66,137

Industrial Conglomerates (4.0%)
General Electric Co.	7,967	276,057
Tyco International Ltd.	1,211	35,361

		311,418

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (3.1%)
Caterpillar, Inc.	653	$62,237
Deere & Co.	1,466	96,008
Parker-Hannifin Corp.	1,443	89,481

		247,726

Road & Rail (1.6%)
Canadian National Railway Co.	974	56,151
Union Pacific Corp.	1,117	72,382

		128,533

Total Industrials		1,150,611

Information Technology (10.8%)
Communications Equipment (2.5%)
Corning, Inc.*	2,695	44,791
Motorola, Inc.	7,335	133,937
QUALCOMM, Inc.	563	18,585

		197,313

Computers & Peripherals (2.4%)
Dell, Inc.*	1,111	43,896
EMC Corp.*	1,727	23,677
Hewlett-Packard Co.	3,412	80,216
International Business Machines Corp.	563	41,774

		189,563

IT Services (1.0%)
Automatic Data Processing, Inc.	1,884	79,071

Office Electronics (0.8%)
Xerox Corp.*	4,873	67,199

Semiconductors & Semiconductor Equipment (0.9%)
Intel Corp.	1,560	40,654
Texas Instruments, Inc.	1,147	32,196

		72,850

Software (3.2%)
Adobe Systems, Inc.	912	26,101
Microsoft Corp.	7,651	190,051
Oracle Corp.*	2,584	34,109

		250,261

Total Information Technology		856,257

Materials (5.8%)
Chemicals (2.7%)
DuPont (E.I.) de Nemours & Co.	1,152	49,547
Monsanto Co.	877	55,137
Potash Corp. of Saskatchewan, Inc.	372	35,556
Praxair, Inc.	1,656	77,170

		217,410

Metals & Mining (1.9%)
Barrick Gold Corp.	2,020	50,560
Newmont Mining Corp.	2,537	99,019

		149,579

Paper & Forest Products (1.2%)
International Paper Co.	3,047	92,050

Total Materials		459,039

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.8%)
SBC Communications, Inc.	4,185	99,394
Sprint Corp.	2,023	50,757
Verizon Communications, Inc.	2,120	73,246

Total Telecommunication Services		223,397

Utilities (2.4%)
Electric Utilities (2.4%)
Ameren Corp.	692	38,268
PG&E Corp.	1,643	61,678
Progress Energy, Inc.	1,022	46,235
Southern Co.	1,211	$41,986

Total Utilities		188,167

Total Common Stocks (95.9%) (Cost $7,577,655)		7,575,723

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (16.1%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $1,271,661)	$1,271,661	1,271,661

Total Investments (112.0%) (Cost/Amortized Cost $8,849,316).		8,847,384
Other Assets Less Liabilities (-12.0%)		(944,687)

Net Assets (100%)		$7,902,697

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the period ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$8,073,493
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$495,589

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,977
Aggregate gross unrealized depreciation	(113,909)

Net unrealized appreciation	$(1,932)

Federal income tax cost of investments	$8,849,316

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.8%)
Auto Components (1.7%)
Dana Corp.	28,500	$427,785

Distributors (2.1%)
Genuine Parts Co.	12,800	525,952

Hotels, Restaurants & Leisure (1.6%)
Brinker International, Inc.*	7,200	288,360
Yum! Brands, Inc.*	2,300	119,784

		408,144

Household Durables (5.5%)
American Greetings Corp., Class A	10,600	280,900
Leggett & Platt, Inc.	10,700	284,406
Newell Rubbermaid, Inc.	11,200	267,008
Snap-On, Inc.	12,300	421,890
Tupperware Corp.	5,700	133,209

		1,387,413

Media (4.0%)
Interpublic Group of Cos., Inc.*	36,500	444,570
R.H. Donnelley Corp.*	4,400	272,712
Westwood One, Inc.	14,100	288,063

		1,005,345

Multiline Retail (2.1%)
Federated Department Stores, Inc.	2,600	190,528
May Department Stores Co.	8,000	321,280

		511,808

Specialty Retail (2.7%)
Foot Locker, Inc.	17,100	465,462
OfficeMax, Inc.	7,300	217,321

		682,783

Textiles, Apparel & Luxury Goods (1.1%)
Tommy Hilfiger Corp.*	19,400	266,944

Total Consumer Discretionary		5,216,174

Consumer Staples (4.2%)
Food & Staples Retailing (1.4%)
Albertson’s, Inc.	5,400	111,672
Safeway, Inc.	7,400	167,166
SUPERVALU, Inc.	2,400	78,264

		357,102

Food Products (2.8%)
Archer-Daniels-Midland Co.	19,100	408,358
Dean Foods Co.*	7,200	253,728
Treehouse Foods, Inc.*	1,280	36,493

		698,579

Total Consumer Staples		1,055,681

Energy (7.9%)
Energy Equipment & Services (5.7%)
GlobalSantaFe Corp.	13,000	530,400
Halliburton Co.	11,300	540,366
Pride International, Inc.*	13,700	352,090

		1,422,856

Oil & Gas (2.2%)
EOG Resources, Inc.	9,800	556,640

Total Energy		1,979,496

Financials (12.9%)
Insurance (8.7%)
ACE Ltd.	1,900	85,215
Conseco, Inc.*	15,000	327,300
Everest Reinsurance Group Ltd.	4,700	437,100
Lincoln National Corp.	2,400	112,608
PartnerReinsurance Ltd.	6,300	405,846
Safeco Corp.	8,600	467,324
XL Capital Ltd., Class A	4,700	$349,774

		2,185,167

Real Estate (3.0%)
Health Care Property Investments, Inc. (REIT)	3,200	86,528
Healthcare Realty Trust, Inc. (REIT)	6,400	247,104
Host Marriott LP (REIT)	24,400	427,000

		760,632

Thrifts & Mortgage Finance (1.2%)
PMI Group, Inc.	7,800	304,044

Total Financials		3,249,843

Health Care (6.8%)
Health Care Equipment & Supplies (1.8%)
Bausch & Lomb, Inc.	5,600	464,800

Health Care Providers & Services (2.0%)
Aetna, Inc.	6,100	505,202

Pharmaceuticals (3.0%)
King Pharmaceuticals, Inc.*	39,700	413,674
Mylan Laboratories, Inc.	17,500	336,700

		750,374

Total Health Care		1,720,376

Industrials (8.6%)
Commercial Services & Supplies (2.0%)
R.R. Donnelley & Sons Co. (New York Exchange)	14,900	514,199

Electrical Equipment (1.8%)
Hubbell, Inc., Class B	10,000	441,000

Machinery (3.3%)
CNH Global N.V.	7,300	137,897
Cummins, Inc.	4,200	313,362
Timken Co.	16,000	369,600

		820,859

Trading Companies & Distributors (1.5%)
Grainger (W.W.), Inc.	6,900	378,051

Total Industrials		2,154,109

Information Technology (8.1%)
Communications Equipment (1.7%)
ADC Telecommunications, Inc.*	3,200	69,664
Avaya, Inc.*	27,100	225,472
Tellabs, Inc.*	14,700	127,890

		423,026

Internet Software & Services (1.7%)
McAfee, Inc.*	16,500	431,970

IT Services (2.2%)
Computer Sciences Corp.*	5,300	231,610
Sabre Holdings Corp., Class A	15,200	303,240

		534,850

Software (2.5%)
Cadence Design Systems, Inc.*	26,500	361,990
Sybase, Inc.*	14,800	271,580

		633,570

Total Information Technology		2,023,416

Materials (17.1%)
Chemicals (9.0%)
Crompton Corp.	25,700	363,655
Eastman Chemical Co.	11,500	634,225
Monsanto Co.	7,300	458,951
Mosaic Co.*	28,100	437,236
Potash Corp. of Saskatchewan, Inc.	3,900	372,762

		2,266,829

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (3.5%)
Ball Corp.	11,000	$395,560
Pactiv Corp.*	22,800	492,024

		887,584

Paper & Forest Products (4.6%)
Bowater, Inc.	8,800	284,856
Georgia-Pacific Corp.	15,500	492,900
MeadWestvaco Corp.	13,100	367,324

		1,145,080

Total Materials		4,299,493

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.5%)
CenturyTel, Inc.	7,600	263,188
Panamsat Corp.	5,000	102,550

Total Telecommunication Services		365,738

Utilities (7.9%)
Electric Utilities (3.8%)
Ameren Corp.	9,000	497,700
Northeast Utilities	16,700	348,362
Puget Energy, Inc.	5,000	116,900

		962,962

Gas Utilities (2.5%)
NiSource, Inc.	17,400	430,302
Southwest Gas Corp.	7,300	186,223

		616,525

Multi-Utilities & Unregulated Power (1.6%)
CMS Energy Corp.*	26,600	$400,596

Total Utilities		1,980,083

Total Common Stocks (95.8%) (Cost $23,582,161)		24,044,409

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (14.2%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $3,548,327)	$3,548,327	3,548,327

Total Investments (110.0%) (Cost/Amortized Cost $27,130,488)		27,592,736
Other Assets Less Liabilities (-10.0%)		(2,502,881)

Net Assets (100%)		$25,089,855

*	Non-income producing.

Glossary:

REIT — Real Estate Investment Trust

Investment security transactions for the period ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$23,646,182
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$72,142

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$713,885
Aggregate gross unrealized depreciation	(251,637)

Net unrealized appreciation	$462,428

Federal income tax cost of investments	$27,130,488

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.1%)
Hotels, Restaurants & Leisure (8.8%)
Carnival Corp.	591,385	$32,260,052
Four Seasons Hotels, Inc.^	247,167	16,337,738
MGM Mirage, Inc.*^	1,217,270	48,179,546
Starbucks Corp.*	911,892	47,108,341
Wynn Resorts Ltd.*^	859,373	40,622,562

		184,508,239

Household Durables (1.8%)
Lennar Corp., Class A	594,299	37,708,272

Specialty Retail (5.0%)
Lowe’s Cos., Inc.	1,802,627	104,948,944

Textiles, Apparel & Luxury Goods (1.5%)
NIKE, Inc., Class B	375,301	32,501,067

Total Consumer Discretionary		359,666,522

Consumer Staples (4.8%)
Household Products (4.8%)
Procter & Gamble Co.	1,925,067	101,547,284

Total Consumer Staples		101,547,284

Financials (19.6%)
Capital Markets (6.8%)
Goldman Sachs Group, Inc.	837,126	85,403,594
UBS AG (Registered)	734,807	57,204,725

		142,608,319

Consumer Finance (3.5%)
SLM Corp.	1,475,707	74,965,916

Diversified Financial Services (5.6%)
Chicago Mercantile Exchange Holdings, Inc.	203,044	59,999,502
JPMorgan Chase & Co.	1,638,991	57,889,162

		117,888,664

Thrifts & Mortgage Finance (3.7%)
Countrywide Financial Corp.	1,997,371	77,118,494

Total Financials		412,581,393

Health Care (25.8%)
Biotechnology (7.5%)
Genentech, Inc.*	1,971,026	158,233,967

Health Care Equipment & Supplies (4.7%)
Zimmer Holdings, Inc.*	1,304,993	99,401,317

Health Care Providers & Services (9.5%)
UnitedHealth Group, Inc.	3,812,495	198,783,489

Pharmaceuticals (4.1%)
Johnson & Johnson	1,026,949	66,751,685
Pfizer, Inc.	729,937	20,131,663

		86,883,348

Total Health Care		543,302,121

Industrials (13.3%)
Aerospace & Defense (1.7%)
Lockheed Martin Corp.	555,194	36,015,435

Air Freight & Logistics (3.5%)
FedEx Corp.	901,347	73,018,120

Industrial Conglomerates (5.1%)
General Electric Co.	3,087,581	106,984,682

Machinery (3.0%)
Caterpillar, Inc.	675,025	64,336,633

Total Industrials		280,354,870

Information Technology (6.9%)
Communications Equipment (3.6%)
QUALCOMM, Inc.	2,258,314	$74,546,945

Internet Software & Services (3.3%)
Google, Inc., Class A*^	235,752	69,346,451

Total Information Technology		143,893,396

Utilities (3.4%)
Electric Utilities (3.4%)
TXU Corp.	859,182	71,389,432

Total Utilities		71,389,432

Total Common Stocks (90.9%) (Cost $1,623,197,906)		1,912,735,018

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.5%)
Allstate Life Insurance
3.30%, 7/31/06 (l)	$15,000,000	15,000,000
Bank of Nova Scotia N.Y.
3.32%, 5/30/06 (l)	9,995,429	9,995,429
Barclays Capital
3.47%, 7/1/05	41,859,075	41,859,075
CC USA, Inc.
3.49%, 10/28/05 (l)	4,002,213	4,002,213
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	5,000,000	5,000,000
General Electric Capital Corp.
3.53%, 3/29/06 (l)	2,500,930	2,500,930
ING USA
3.33%, 8/18/05	5,000,000	5,000,000
Nomura Securities
3.51%, 7/1/05	10,000,000	10,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		93,357,647

Time Deposit (9.5%)
JPMorgan Chase Nassau
2.70%, 7/1/05	200,388,400	200,388,400

Total Short-Term Investments (14.0%) (Amortized Cost $293,746,047)		293,746,047

Total Investments (104.9%) (Cost/Amortized Cost $1,916,943,953)		2,206,481,065
Other Assets Less Liabilities (-4.9%)		(102,620,594)

Net Assets (100%)		$2,103,860,471

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Options written for the six months ended June 30, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	—	$—
Options Written	277	46,349
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	(277)	(46,349)

Options Outstanding—June 30, 2005	—	$—

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$843,713,337
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$660,297,346

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$320,905,853
Aggregate gross unrealized depreciation	(31,948,560)

Net unrealized appreciation	$288,957,293

Federal income tax cost of investments	$1,917,523,772

At June 30, 2005, the Portfolio had loaned securities with a total value of $90,097,928. This was secured by collateral of $93,357,647 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2005, the Portfolio incurred approximately $8,660 brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.7%)
Hotels, Restaurants & Leisure (1.2%)
McDonald’s Corp.	910,600	$25,269,150

Household Durables (1.5%)
Koninklijke (Royal) Philips Electronics N.V. (N.Y. Shares)*	1,290,400	32,505,176

Media (9.1%)
Comcast Corp., Special Class A*	886,200	26,541,690
Interpublic Group of Cos., Inc.*^	2,641,000	32,167,380
Liberty Media Corp., Class A*	4,560,120	46,467,623
Time Warner, Inc.*	2,757,700	46,081,167
Viacom, Inc., Class B	476,100	15,244,722
Walt Disney Co.	1,162,300	29,266,714

		195,769,296

Specialty Retail (3.9%)
Foot Locker, Inc.^	1,858,400	50,585,648
Gap, Inc.^	1,737,600	34,317,600

		84,903,248

Total Consumer Discretionary		338,446,870

Consumer Staples (7.0%)
Beverages (1.5%)
Coca-Cola Enterprises, Inc.	1,467,800	32,306,278

Food Products (3.5%)
General Mills, Inc.	550,000	25,734,500
Sara Lee Corp.^	1,199,200	23,756,152
Unilever N.V. (N.Y. Shares)	392,800	25,465,224

		74,955,876

Household Products (2.0%)
Kimberly-Clark Corp.	691,800	43,299,762

Total Consumer Staples		150,561,916

Energy (10.8%)
Energy Equipment & Services (5.1%)
Diamond Offshore Drilling, Inc.^	681,800	36,428,574
GlobalSantaFe Corp.^	1,536,800	62,701,440
Rowan Cos., Inc.^	375,500	11,156,105

		110,286,119

Oil & Gas (5.7%)
Anadarko Petroleum Corp.	277,300	22,780,195
Exxon Mobil Corp.	1,268,600	72,906,442
Royal Dutch Petroleum Co. (N.Y. Shares)	407,300	26,433,770

		122,120,407

Total Energy		232,406,526

Financials (25.0%)
Capital Markets (6.2%)
Bank of New York Co., Inc.	1,683,800	48,459,764
Mellon Financial Corp.	1,357,700	38,952,413
Morgan Stanley	892,100	46,808,487

		134,220,664

Commercial Banks (3.5%)
Bank of America Corp.	1,035,200	47,215,472
Wachovia Corp.	568,700	28,207,520

		75,422,992

Diversified Financial Services (6.1%)
Citigroup, Inc.	1,372,657	63,457,934
JPMorgan Chase & Co.	1,909,072	67,428,423

		130,886,357

Insurance (8.1%)
American International Group, Inc.	1,280,700	74,408,670
Genworth Financial, Inc., Class A	1,019,000	$30,804,370
Hartford Financial Services Group, Inc.	147,700	11,045,006
St. Paul Travelers Cos., Inc.	1,513,438	59,826,204

		176,084,250

Thrifts & Mortgage Finance (1.1%)
Fannie Mae	404,100	23,599,440

Total Financials		540,213,703

Health Care (7.0%)
Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	1,013,700	37,608,270

Pharmaceuticals (5.3%)
AstraZeneca plc (ADR)^	572,100	23,604,846
GlaxoSmithKline plc (ADR)^	747,000	36,236,970
Pfizer, Inc.	1,023,200	28,219,856
Schering-Plough Corp.^	1,328,500	25,321,210

		113,382,882

Total Health Care		150,991,152

Industrials (11.0%)
Aerospace & Defense (4.2%)
Goodrich Corp.	505,100	20,688,896
Honeywell International, Inc.^	624,200	22,864,446
Raytheon Co.^	1,227,500	48,019,800

		91,573,142

Industrial Conglomerates (4.2%)
General Electric Co.	1,173,700	40,668,705
Tyco International Ltd.^	1,699,100	49,613,720

		90,282,425

Machinery (1.1%)
Deere & Co.^	361,700	23,687,733

Road & Rail (1.5%)
Norfolk Southern Corp.	1,053,300	32,610,168

Total Industrials		238,153,468

Information Technology (12.8%)
Communications Equipment (2.1%)
3Com Corp.*^	4,258,600	15,501,304
Motorola, Inc.	1,650,820	30,143,973

		45,645,277

Computers & Peripherals (3.6%)
Hewlett-Packard Co.	954,757	22,446,337
International Business Machines Corp.	436,360	32,377,912
Seagate Technology*^	1,277,200	22,414,860

		77,239,109

Electronic Equipment & Instruments (1.0%)
Agilent Technologies, Inc.*	948,100	21,825,262

IT Services (1.7%)
Unisys Corp.*	5,766,600	36,502,578

Semiconductors & Semiconductor Equipment (3.0%)
Applied Materials, Inc.	1,069,100	17,298,038
LSI Logic Corp.*^	5,479,500	46,520,955

		63,818,993

Software (1.4%)
BEA Systems, Inc.*	2,380,100	20,897,278
Borland Software Corp.*^	1,496,700	10,267,362

		31,164,640

Total Information Technology		276,195,859

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (4.9%)
Chemicals (2.0%)
DuPont (E.I.) de Nemours & Co.	1,017,100	$43,745,471

Metals & Mining (0.5%)
Alcoa, Inc.	402,800	10,525,164

Paper & Forest Products (2.4%)
International Paper Co.	1,686,900	50,961,249

Total Materials		105,231,884

Telecommunication Services (5.2%)
Diversified Telecommunication Services (5.2%)
BellSouth Corp.	1,137,600	30,226,032
SBC Communications, Inc.	1,182,600	28,086,750
Sprint Corp.^	1,016,900	25,514,021
Verizon Communications, Inc.	805,100	27,816,205

Total Telecommunication Services		111,643,008

Total Common Stocks (99.4%) (Cost $2,037,410,471)		2,143,844,386

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.2%)
Banc of America Securities LLC
3.45%, 7/1/05	$25,049,050	25,049,050
Barclays Capital
3.47%, 7/1/05	13,654,086	13,654,086
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	10,000,000	10,000,000
Dresdner Bank AG
3.49%, 7/1/05	44,999,999	44,999,999
General Electric Capital Corp.
3.53%, 3/29/06 (l)	13,004,837	13,004,837
3.54%, 5/12/06 (l)	4,008,400	4,008,400

	Principal Amount	Value (Note 1)
Merrill Lynch & Co., Inc.
3.21%, 10/19/06 (l)	$5,000,000	$5,000,000
Metropolitan Life Global Funding
3.48%, 3/17/06 (l)	4,998,432	4,998,432
Monumental Global Funding II
3.14%, 7/6/05 (l)	3,000,095	3,000,095
Morgan Stanley
3.62%, 6/30/06 (l)	1,000,000	1,000,000
3.48%, 7/2/07 (l)	5,000,000	5,000,000
New York Life Insurance
3.22%, 9/30/05 (l)	4,000,000	4,000,000
Nomura Securities
3.51%, 7/1/05	15,000,000	15,000,000
Westdeutsche Landesbank N.Y.
3.34%, 7/13/05 (l)	5,999,397	5,999,397

Total Short-Term Investments of Cash Collateral for Securities Loaned		154,714,296

Total Short-Term Investments (7.2%) (Amortized Cost $154,714,296)		154,714,296

Total Investments (106.6%) (Cost/Amortized Cost $2,192,124,767)		2,298,558,682
Other Assets Less Liabilities (-6.6%)		(141,866,908)

Net Assets (100%) .		$2,156,691,774

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$830,652,091
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$582,969,566

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,410,495
Aggregate gross unrealized depreciation	(87,844,558)

Net unrealized appreciation	$91,565,937

Federal income tax cost of investments	$2,206,992,748

At June 30, 2005, the Portfolio had loaned securities with a total value of $150,437,571. This was secured by collateral of $154,714,296 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2005, the Portfolio incurred approximately $284,702 as brokerage commissions with Merrill Lynch & Co. and 15,885 with Bernstein (Sanford C.) & Co., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS (94.9%)
Australia (1.7%)
Australia & New Zealand
Banking Group Ltd.^	692,428	$11,479,721
PaperlinX Ltd.	2,797,097	6,417,582

Total Australia		17,897,303

Japan (18.3%)
Asahi Breweries Ltd.^	1,735,500	20,705,090
Honda Motor Co., Ltd.	107,700	5,316,478
KDDI Corp.	1,069	4,948,985
Mitsubishi Securities Co., Ltd.*^	1,230,000	10,911,380
Mitsubishi Tokyo Financial Group, Inc.^	3,736	31,726,162
NAMCO Ltd.	510,400	6,798,578
Nissan Motor Co., Ltd.^	994,100	9,850,391
NTT DoCoMo, Inc.	12,456	18,435,015
Sekisui House Ltd.^	1,029,000	10,409,791
Takeda Pharmaceutical Co., Ltd.	373,400	18,533,526
Takefuji Corp.	271,000	18,342,207
Toppan Printing Co., Ltd.	771,000	8,175,480
Toyota Motor Corp.	465,400	16,673,928
Yamaha Corp.^	649,400	10,138,634

Total Japan		190,965,645

Other European Countries (46.0%)
Belgium (1.9%)
Agfa Gevaert N.V.	139,699	3,864,543
Balgacom S.A.^	448,528	15,340,044

		19,204,587

Finland (1.5%)
Fortum OYJ*	994,968	15,960,394

France (9.3%)
BNP Paribas S.A.^	286,345	19,655,825
Carrefour S.A.	384,841	18,682,901
Peugeot S.A.^	220,481	13,074,002
Total S.A.^	139,265	32,759,208
Vinci S.A.^	155,043	12,913,953

		97,085,889

Germany (8.2%)
Deutsche Post AG	757,323	17,695,265
Deutsche Postbank AG^	314,235	15,472,031
E.On AG	140,392	12,523,063
Hochtief AG^	312,264	10,906,524
RWE AG	441,027	28,511,827

		85,108,710

Ireland (0.6%)
Bank of Ireland	366,455	5,953,766

Italy (7.0%)
Capitalia S.p.A.^	3,241,813	18,171,365
Enel S.p.A.	253,925	2,213,383
ENI S.p.A.^	818,130	21,106,896
Fondiaria-Sai S.p.A.^	413,953	11,225,810
UniCredito Italiano S.p.A.	3,853,612	20,376,027

		73,093,481

Luxembourg (1.4%)
Arcelor	744,941	14,628,215

Netherlands (7.3%)
Aegon N.V.	858,476	11,131,052
Buhrmann N.V.^	1,345,459	13,307,949
ING Groep N.V. (CVA)	458,896	12,983,494
Koninklijke (Royal) Philips Electronics N.V.*	458,036	$11,589,495
Koninklijke Ahold N.V.*	1,894,453	15,595,933
TNT AV	448,857	11,384,413

		75,992,336

Portugal (1.1%)
Energias de Portugal S.A.	4,666,141	11,750,052

Spain (2.2%)
Repsol YPF S.A.^	888,760	22,767,680

Switzerland (5.5%)
Clariant AG	734,448	9,774,677
Credit Suisse Group^	495,919	19,568,110
Holcim Ltd. (Registered)^	326,429	19,874,687
Swiss Life Holdings*	61,125	8,073,023

		57,290,497

Total Other European Countries		478,835,607

Scandanavia (6.7%)
Denmark (1.2%)
Danske Bank A/S	434,673	13,081,925

Norway (3.5%)
Statoil ASA	941,006	19,215,072
Telenor ASA^	2,136,689	17,076,387

		36,291,459

Sweden (2.0%)
Investor AB, Class B*^	987,365	13,402,658
Volvo AB, Class B^	178,537	7,270,474

		20,673,132

Total Scandanavia		70,046,516

Southeast Asia (2.4%)
Singapore (1.3%)
Neptune Orient Lines Ltd.	5,828,000	13,056,267

South Korea (1.1%)
KT Corp. (ADR)	530,935	11,415,103

Total Southeast Asia		24,471,370

United Kingdom (19.8%)
United Kingdom (19.8%)
BAA plc	1,217,246	13,527,486
BAE Systems plc	3,738,485	19,232,006
Barclays plc	1,970,619	19,621,571
Boots Group plc	913,778	9,974,819
Cadbury Schweppes plc	1,242,753	11,872,962
GlaxoSmithKline plc	837,239	20,274,579
HBOS plc	1,648,900	25,432,687
Kesa Electricals plc	2,510,727	12,578,486
Prudential plc	1,981,001	17,621,069
Royal Bank of Scotland Group plc	1,022,662	30,905,569
Smiths Group plc	686,592	11,309,966
Vodafone Group plc	5,674,840	13,833,739

Total United Kingdom		206,184,939

Total Common Stocks (Cost $929,896,177)		988,401,380

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (20.8%)
Allstate Life Insurance
3.30%, 7/31/06	15,000,000	15,000,000

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note1)
Bank of Nova Scotia N.Y.
3.32%, 5/30/06	9,995,429	$9,995,429
Barclays Capital
3.47%, 7/1/05	19,960,940	19,960,940
CC USA, Inc.
3.33%, 5/5/06	9,999,000	9,999,000
Deutsche Bank London
3.10%, 7/11/05	25,000,000	25,000,000
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	10,000,000	10,000,000
Dresdner Bank AG
3.49%, 7/1/05	45,000,000	45,000,000
General Electric Capital
3.37%, 5/24/06	5,000,000	5,000,000
General Electric Capital Corp.
3.53%, 3/29/06	2,500,930	2,500,930
3.54%, 5/12/06	2,004,200	2,004,200
HSBC Finance Corp.
3.16%, 7/12/05	9,947,667	9,947,667
ING USA
3.33%, 8/18/05	5,000,000	5,000,000
John Hancock Global Funding II
3.35%, 12/1/05	5,006,852	5,006,852
Merrill Lynch Mortgage Capital
3.54%, 7/7/05	7,000,000	7,000,000
Natexis Banques Populaires N.Y.
3.36%, 11/13/06	24,983,278	24,983,278
National City Bank Indiana
3.38%, 11/7/05	9,997,741	9,997,741
U.S. Bank N.A.
3.12%, 10/2/06	9,992,326	9,992,326

Total Short-Term Investments of Cash Collateral for Securities Loaned		216,388,363

Time Deposit (4.1%)
JPMorgan Chase Nassau
2.70%, 7/1/05	42,382,906	42,382,906

Total Short-Term Investments (24.9%) (Amortized Cost $258,771,269)		258,771,269

Total Investments (119.8%) (Cost/Amortized Cost $1,188,667,446)		1,247,172,649
Other Assets Less Liabilities (-19.8%)		(206,297,934)

Net Assets (100%)		$1,040,874,715

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary		9.0%
Consumer Staples		7.4
Energy		9.2
Financials
Capital Markets	2.9%
Commercial Banks	20.4
Consumer Finance	1.8
Diversified Financial Services	2.5
Insurance	4.6

Total Financials		32.2
Health Care		3.7
Industrials		13.3
Information Technology		0.7
Materials		4.9
Telecommunications Services		7.8
Utilities		6.8
Cash and Other		5.0

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$442,367,022
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$313,370,261

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,422,825
Aggregate gross unrealized depreciation	(31,121,395)

Net unrealized appreciation	$49,301,430

Federal income tax cost of investments	$1,197,871,219

At June 30, 2005, the Portfolio had loaned securities with a total value of $206,175,835. This was secured by collateral of $216,388,363 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2005, the Portfolio incurred approximately $11,417 as brokerage commissions with Merrill Lynch & Co., an affiliated broker/dealer.

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

The Portfolio has a net capital loss carryforward of $83,478,750 of which $20,714,637 expires in the year 2009, and $62,764,113 expires in the year 2010.

Included in the capital loss carryforward amounts above are $15,110,254 of losses acquired from EQ/T. Rowe Price International Portfolio as a result of the reorganizations during the year ended 2003. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.9%)
Auto Components (0.5%)
Midas, Inc.*	1,700	$39,100
Modine Manufacturing Co.	500	16,280
Raytech Corp.*	5,000	6,650

		62,030

Hotels, Restaurants & Leisure (3.7%)
Argosy Gaming Co.*	7,000	326,270
Aztar Corp.*	4,000	137,000
Churchill Downs, Inc.	300	12,747
John Q. Hammons Hotels, Inc.*	1,000	23,550

		499,567

Household Durables (0.2%)
Fedders Corp.	4,000	8,800
Maytag Corp.	1,000	15,660

		24,460

Media (7.6%)
Acme Communications, Inc.*	3,500	14,070
Cablevision Systems New York Group, Class A*	7,000	225,400
Clear Channel Communications, Inc.	800	24,744
Fisher Communications, Inc.*	839	39,676
Insight Communications Co., Inc.*	2,000	22,100
Interep National Radio Sales, Inc., Class A*	2,000	940
Liberty Corp.	500	18,405
Liberty Global, Inc., Class A*	580	27,069
Liberty Media Corp., Class A*	7,000	71,330
Lin TV Corp., Class A*	3,500	48,615
McClatchy Co., Class A	300	19,632
Media General, Inc., Class A	700	45,332
Paxson Communications Corp.*	8,000	4,800
Primedia, Inc.*	5,000	20,250
Reader’s Digest Association, Inc. (Non-Voting)	500	8,250
Rogers Communications, Inc., Class B	1,750	57,540
Sinclair Broadcast Group, Inc., Class A	1,500	13,620
Tribune Co.	2,000	70,360
Viacom, Inc., Class A	3,000	96,660
Vivendi Universal S.A. (ADR)	2,000	62,660
Walt Disney Co.	4,000	100,720
Young Broadcasting, Inc., Class A*	6,000	24,900

		1,017,073

Multiline Retail (1.7%)
Neiman-Marcus Group, Inc., Class A	1,500	145,380
Neiman-Marcus Group, Inc., Class B	500	48,350
Saks, Inc.*	200	3,794
ShopKo Stores, Inc.*	1,500	36,465

		233,989

Specialty Retail (0.6%)
Brookstone, Inc.*	200	3,776
Circuit City Stores, Inc.	300	5,187
CSK Auto Corp.*	2,000	33,360
Electronics Boutique Holdings Corp.*	200	12,698
Toys R US, Inc.*	1,000	26,480

		81,501

Textiles & Apparel (0.6%)
Oshkosh B’Gosh, Inc., Class A	3,000	$77,970

Total Consumer Discretionary		1,996,590

Consumer Staples (7.3%)
Beverages (1.4%)
Allied Domecq plc (ADR)	4,000	193,880

Food & Staples Retailing (0.4%)
NeighborCare, Inc.*	1,000	33,170
Pathmark Stores, Inc.*	1,000	8,760
Topps Co., Inc.	1,000	10,030

		51,960

Food Products (3.6%)
Dreyer’s Grand Ice Cream Holdings, Inc.	5,000	407,000
Flowers Foods, Inc.	500	17,680
H.J. Heinz Co.	1,000	35,420
Tootsie Roll Industries, Inc.	530	15,502

		475,602

Personal Products (1.9%)
Gillette Co.	5,000	253,150

Total Consumer Staples		974,592

Energy (3.7%)
Energy Equipment & Services (0.1%)
RPC, Inc.	750	12,690

Oil & Gas (3.6%)
Kaneb Services LLC	4,500	194,760
Pioneer Natural Resources Co.	500	21,040
Premcor, Inc.	1,000	74,180
Unocal Corp.	3,000	195,150

		485,130

Total Energy		497,820

Financials (9.1%)
Capital Markets (1.3%)
Deutsche Bank AG (Registered)	1,000	77,900
Mellon Financial Corp.	500	14,345
SWS Group, Inc.	5,000	85,900

		178,145

Commercial Banks (1.9%)
First Republic Bank	450	15,899
Gold Banc Corp., Inc.	4,000	58,200
Hibernia Corp., Class A	3,000	99,540
PNC Financial Services Group, Inc.	1,500	81,690

		255,329

Consumer Finance (1.6%)
American Express Co.	1,000	53,230
MBNA Corp.	6,000	156,960

		210,190

Diversified Financial Services (0.3%)
Ameritrade Holding Corp.*	1,000	18,590
Instinet Group, Inc.*	2,000	10,480

		29,070

Insurance (0.2%)
CNA Surety Corp.*	2,000	29,700

Real Estate (1.4%)
Catellus Development Corp. (REIT)	5,000	164,000
CRT Properties, Inc. (REIT)	500	13,650
O&Y Properties Corp.†	500	5,021

		182,671

Thrifts & Mortgage Finance (2.4%)
Commercial Federal Corp.	5,000	168,400
Flushing Financial Corp.	1,500	27,600

EQ ADVISORS TRUST

EQ/MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Independence Community Bank Corp.	2,000	$73,860
New York Community Bancorp, Inc.	2,000	36,240
NewAlliance Bancshares, Inc.	1,250	17,563
Sovereign Bancorp, Inc.	1	22

		323,685

Total Financials		1,208,790

Health Care (11.4%)
Biotechnology (2.2%)
Biosource International, Inc.*	500	5,275
Transkaryotic Therapies, Inc.*	300	10,974
Vicuron Pharmaceuticals, Inc.*	10,000	279,000

		295,249

Health Care Equipment & Supplies (3.1%)
ArthroCare Corp.*	200	6,988
Bio-Rad Laboratories, Inc., Class A*	200	11,842
Biosite, Inc.*	500	27,495
BioVeris Corp.*	300	1,311
Cholestech Corp.*	200	2,254
CNS, Inc.	500	11,425
Conmed Corp.*	500	15,385
DJ Orthopedics, Inc.*	200	5,486
Encore Medical Corp.*	500	2,775
Exactech, Inc.*	2,500	32,825
Guidant Corp.	1,000	67,300
ICU Medical, Inc.*	1,000	32,170
Inamed Corp.*	500	33,485
Kensey Nash Corp.*	500	15,120
Lifecore Biomedical, Inc.*	2,000	21,800
Orthofix International N.V.*	600	25,824
Osteotech, Inc.*	200	736
Regeneration Technologies, Inc.*	4,000	25,040
Schick Technologies, Inc.*	1,000	22,500
Thermo Electron Corp.*	500	13,435
Thoratec Corp.*	1,500	23,010
Young Innovations, Inc.	300	11,199

		409,405

Health Care Providers & Services (2.7%)
Accredo Health, Inc.*	2,000	90,800
Beverly Enterprises, Inc.*	4,000	50,960
NWH, Inc.	1,500	22,875
Priority Healthcare Corp., Class B*	500	12,680
Renal Care Group, Inc.*	4,000	184,400

		361,715

Pharmaceuticals (3.4%)
Bone Care International, Inc.*	5,000	164,850
Bristol-Myers Squibb Co.	500	12,490
Collagenex Pharmaceuticals, Inc.*	500	3,805
Eon Labs, Inc.*	9,000	275,760

		456,905

Total Health Care		1,523,274

Industrials (11.2%)
Aerospace & Defense (1.4%)
Fairchild Corp., Class A*	2,000	5,720
Herley Industries, Inc.*	3,000	54,720
Honeywell International, Inc.	1,000	36,630
Kaman Corp., Class A	1,000	18,040
Sequa Corp., Class A*	1,000	66,170

		181,280

Building Products (0.5%)
Griffon Corp.*	2,000	44,400
Juno Lighting, Inc.	200	8,614
Water Pik Technologies Inc.*	1,000	$19,050

		72,064

Commercial Services & Supplies (1.5%)
GP Strategies Corp.*	1,500	12,210
H&R Block, Inc.	300	17,505
Nashua Corp.*	5,000	47,250
Republic Services, Inc.	1,000	36,010
School Specialty, Inc.*	2,000	93,000

		205,975

Electrical Equipment (1.9%)
Cooper Industries Ltd., Class A	2,000	127,800
SL Industries, Inc.*	3,000	54,330
Thomas & Betts Corp.*	2,500	70,600

		252,730

Machinery (3.6%)
Ampco-Pittsburgh Corp.	500	6,000
Baldwin Technology Co.*	5,000	15,500
CIRCOR International, Inc.	1,000	24,670
CUNO, Inc.*	3,000	214,320
Flowserve Corp.*	1,000	30,260
ITT Industries, Inc.	1,200	117,156
Thomas Industries, Inc.	2,000	79,920

		487,826

Road & Rail (2.3%)
Overnite Corp.	7,000	300,860

Total Industrials		1,500,735

Information Technology (10.3%)
Aerospace & Defense (1.7%)
Titan Corp.*	10,000	227,400

Communications Equipment (0.7%)
Belden CDT, Inc.	3,000	63,600
FalconStor Software, Inc.*	5,500	35,915

		99,515

Computers & Peripherals (1.6%)
Storage Technology Corp.*	6,000	217,740

Internet Software & Services (3.5%)
Ask Jeeves, Inc.*	10,000	301,900
DoubleClick, Inc.*	5,000	41,950
Niku Corp.*	3,000	62,190
Shopping.com Ltd.*	3,000	62,550

		468,590

IT Services (1.1%)
Sungard Data Systems, Inc.*	4,000	140,680

Semiconductors & Semiconductor Equipment (1.2%)
Integrated Circuit Systems, Inc.*	6,400	132,096
Monolithic System Technology, Inc.*	5,000	25,150

		157,246

Software (0.5%)
Amicas, Inc.*	1,000	4,530
Borland Software Corp.*	5,500	37,730
MDSI Mobile Data Solutions*	2,000	9,800
Mobius Management Systems, Inc.*	2,000	13,200

		65,260

Total Information Technology		1,376,431

Materials (2.5%)
Chemicals (0.7%)
Hercules, Inc.*	2,000	28,300
Sensient Technologies Corp.	3,000	61,830

		90,130

Construction Materials (0.8%)
HeidelbergCement AG *	1,500	107,869

EQ ADVISORS TRUST

EQ/MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.7%)
Greif, Inc., Class A	1,500	$91,650

Metals & Mining (0.3%)
Gold Fields Ltd. (ADR)	4,000	45,400

Total Materials		335,049

Telecommunication Services (6.0%)
Diversified Telecommunication Services (4.0%)
AT&T Corp.	9,000	171,360
MCI, Inc.	10,000	257,100
Qwest Communications International, Inc.*	10,000	37,100
Sprint Corp.	2,500	62,725

		528,285

Wireless Telecommunication Services (2.0%)
Price Communications Corp.*	1,050	18,165
Telesystem International Wireless, Inc.*	2,000	31,240
U.S. Cellular Corp.*	3,500	174,790
Western Wireless Corp., Class A*	1,000	42,300

		266,495

Total Telecommunication Services		794,780

Utilities (3.7%)
Electric Utilities (1.6%)
Cinergy Corp.	3,000	134,460
Duquesne Light Holdings, Inc.	2,500	46,700
Unisource Energy Corp.	1,000	30,750

		211,910

Gas Utilities (0.3%)
Laclede Group, Inc.	300	9,528
SEMCO Energy, Inc.*	2,000	11,980
Southwest Gas Corp.	500	12,755

		34,263

Multi-Utilities & Unregulated Power (1.8%)
Public Service Enterprise Group, Inc.	4,000	243,280

Total Utilities		$489,453

Total Common Stocks (80.1%) (Cost $10,360,189)		10,697,514

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (15.0%)
U.S. Treasury Bills Zero, 7/14/05(o)(p)	$2,000,000	1,997,823

Time Deposit (11.9%)
JPMorgan Chase Nassau
2.70%, 7/1/05	1,589,955	1,589,955

Total Short-Term Investments (26.9%) (Cost/Amortized Cost $3,587,933)		3,587,778

Total Investments (107.0%) (Cost/Amortized Cost $13,948,122)		14,285,292
Other Assets Less Liabilities (-7.0%)		(928,644)

Net Assets (100%)		$13,356,648

*	Non-income producing.

†	Securities (totaling $5,021 or 0.00% of net assets) valued at fair value.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2005.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$9,078,978
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$5,702,423

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$597,671
Aggregate gross unrealized depreciation	(260,501)

Net unrealized appreciation	$337,170

Federal income tax cost of investments	$13,948,122

For the six months ended June 30, 2005, the Portfolio incurred approximately $4,496 as brokerage commissions with Gabelli & Co., Inc. an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.3%)
Hotels, Restaurants & Leisure (3.6%)
Brinker International, Inc.*	85,380	$3,419,469
Carnival Corp.	209,400	11,422,770
Cheesecake Factory, Inc.*	75,265	2,613,953
Four Seasons Hotels, Inc.	49,300	3,258,730
Hilton Group plc	172,700	886,104
Hilton Hotels Corp.	91,300	2,177,505
Outback Steakhouse, Inc.	96,890	4,383,304
WMS Industries, Inc.*^	95,970	3,238,988

		31,400,823

Household Durables (1.2%)
Harman International Industries, Inc.	102,890	8,371,131
Tempur-Pedic International, Inc.*	110,700	2,455,326

		10,826,457

Internet & Catalog Retail (0.3%)
eBay, Inc.*	83,040	2,741,150

Leisure Equipment & Products (0.1%)
Marvel Enterprises, Inc.*	42,620	840,466

Media (4.8%)
Getty Images, Inc.*^	267,990	19,900,937
Grupo Televisa S.A. (ADR)	149,760	9,298,598
NTL, Inc.*^	74,463	5,094,758
Playboy Enterprises, Inc., Class B*^	127,390	1,648,427
Univision Communications, Inc., Class A*	84,590	2,330,455
Washington Post Co., Class B^	4,330	3,615,680

		41,888,855

Multiline Retail (3.5%)
Family Dollar Stores, Inc.	277,570	7,244,577
Kohl’s Corp.*	229,410	12,826,313
Target Corp.	195,400	10,631,714

		30,702,604

Specialty Retail (1.0%)
Bed Bath & Beyond, Inc.*	162,510	6,789,668
Urban Outfitters, Inc.*^	37,600	2,131,544

		8,921,212

Textiles, Apparel & Luxury Goods (0.8%)
Columbia Sportswear Co.*^	38,590	1,905,960
NIKE, Inc., Class B	63,240	5,476,584

		7,382,544

Total Consumer Discretionary		134,704,111

Consumer Staples (4.9%)
Beverages (1.6%)
Cia de Bebidas das Americas (ADR)^	74,540	2,303,286
Cia de Bebidas das Americas (ADR) (Preference)^	14,908	379,558
Diageo plc	142,170	2,097,272
PepsiCo, Inc.	166,140	8,959,930

		13,740,046

Food & Staples Retailing (2.0%)
CVS Corp.	226,420	6,582,029
Wal-Mart de Mexico S.A. de C.V., Series V	920,920	3,736,507
Walgreen Co.	168,230	7,736,898

		18,055,434

Food Products (0.4%)
Cadbury Schweppes plc	411,740	3,933,665

Personal Products (0.9%)
Avon Products, Inc.	81,470	$3,083,640
Gillette Co.	88,270	4,469,110

		7,552,750

Total Consumer Staples		43,281,895

Energy (3.9%)
Energy Equipment & Services (3.9%)
BJ Services Co.	210,590	11,051,763
GlobalSantaFe Corp.	272,450	11,115,960
Halliburton Co.	103,340	4,941,719
Smith International, Inc.	115,040	7,328,048

Total Energy		34,437,490

Financials (6.9%)
Capital Markets (3.5%)
Goldman Sachs Group, Inc.	68,260	6,963,885
Legg Mason, Inc.	166,124	17,295,170
Lehman Brothers Holdings, Inc.	67,760	6,727,213

		30,986,268

Consumer Finance (2.0%)
American Express Co.	155,670	8,286,314
SLM Corp.	176,650	8,973,820

		17,260,134

Diversified Financial Services (1.4%)
Chicago Mercantile Exchange	41,210	12,177,555

Total Financials		60,423,957

Health Care (23.4%)
Biotechnology (5.8%)
Amgen, Inc.*	166,490	10,065,985
Gen-Probe, Inc.*	66,050	2,392,991
Genzyme Corp.*	217,818	13,088,684
Gilead Sciences, Inc.*	250,500	11,019,495
ImClone Systems, Inc.*^	105,010	3,252,160
MedImmune, Inc.*	268,110	7,163,899
Neurochem, Inc.*^	41,340	415,467
Neurocrine Biosciences, Inc.*^	92,710	3,899,383

		51,298,064

Health Care Equipment & Supplies (7.9%)
Alcon, Inc.	77,200	8,441,820
Cytyc Corp.*	860,650	18,985,939
Dentsply International, Inc.	102,180	5,517,720
Fisher Scientific International, Inc.*	170,872	11,089,593
Millipore Corp.*	141,410	8,022,189
St. Jude Medical, Inc.*	180,370	7,865,936
Synthes, Inc.	22,590	2,481,003
Waters Corp.*	175,330	6,517,016

		68,921,216

Health Care Providers & Services (2.2%)
Community Health Systems, Inc.*	117,650	4,445,993
HCA, Inc.	122,540	6,944,342
WellPoint, Inc.*	107,900	7,514,156

		18,904,491

Pharmaceuticals (7.5%)
Allergan, Inc.	167,560	14,282,815
Eli Lilly & Co.	64,570	3,597,195
Endo Pharmaceuticals Holdings, Inc.*^	156,290	4,107,301
Johnson & Johnson	149,050	9,688,250
Medicis Pharmaceutical Corp., Class A^	374,810	11,892,721
Roche Holding AG^	85,330	10,803,627
Teva Pharmaceutical Industries Ltd. (ADR)	203,710	6,343,529

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Wyeth	120,970	$5,383,165

		66,098,603

Total Health Care		205,222,374

Industrials (4.6%)
Building Products (0.4%)
Masco Corp.	116,890	3,712,426

Commercial Services & Supplies (2.5%)
Apollo Group, Inc., Class A*	70,080	5,481,658
Career Education Corp.*^	216,260	7,917,279
Corporate Executive Board Co.	59,510	4,661,418
Strayer Education, Inc.^	40,620	3,503,881

		21,564,236

Industrial Conglomerates (0.4%)
Tyco International Ltd.	117,330	3,426,036

Machinery (1.3%)
Illinois Tool Works, Inc.	87,730	6,990,326
ITT Industries, Inc.	44,500	4,344,535

		11,334,861

Total Industrials		40,037,559

Information Technology (31.2%)
Communications Equipment (4.2%)
AudioCodes Ltd.*^	128,200	1,275,590
Cisco Systems, Inc.*	617,236	11,795,380
Comverse Technology, Inc.*	258,200	6,106,430
Corning, Inc.*	292,590	4,862,846
Juniper Networks, Inc.*	170,912	4,303,564
QUALCOMM, Inc.	260,240	8,590,522

		36,934,332

Computers & Peripherals (4.3%)
Dell, Inc.*	410,690	16,226,362
EMC Corp.*	978,560	13,416,057
Network Appliance, Inc.*	283,340	8,010,022

		37,652,441

Electronic Equipment & Instruments (0.8%)
AU Optronics Corp. (ADR)*	207,800	3,520,132
LG.Philips LCD Co.Ltd. (ADR)*^	145,300	3,321,558

		6,841,690

Internet Software & Services (3.7%)
Google, Inc., Class A*	61,940	18,219,651
Yahoo!, Inc.*	405,490	14,050,229

		32,269,880

IT Services (3.2%)
Alliance Data Systems Corp.*	192,610	7,812,262
DST Systems, Inc.*	217,190	10,164,492
Hewitt Associates, Inc., Class A*^	185,750	4,924,232
Infosys Technologies Ltd. (ADR)^	71,770	5,560,022

		28,461,008

Semiconductors & Semiconductor Equipment (6.4%)
Analog Devices, Inc.	273,010	10,186,003
FormFactor, Inc.*^	102,590	2,710,428
KLA-Tencor Corp.	115,950	5,067,015
Marvell Technology Group Ltd.*^	178,560	6,792,422
PMC-Sierra, Inc.*	399,130	3,723,883
Samsung Electronics Co., Ltd. (GDR)(b)	40,880	9,778,123
Silicon Laboratories, Inc.*	155,370	4,072,248
Texas Instruments, Inc.	127,500	3,578,925
Xilinx, Inc.^	410,040	10,456,020

		56,365,067

Software (8.6%)
Activision, Inc.*	243,513	4,022,835
Amdocs Ltd.*	493,790	13,050,870
Electronic Arts, Inc.*	257,630	14,584,434
Kronos, Inc.*^	39,750	$1,605,502
Mercury Interactive Corp.*^	239,330	9,180,699
MicroStrategy, Inc., Class A*^	44,920	2,382,557
Oracle Corp.*	1,005,440	13,271,808
Symantec Corp.*	277,890	6,041,329
VERITAS Software Corp.*	475,370	11,599,028

		75,739,062

Total Information Technology		274,263,480

Materials (1.0%)
Chemicals (0.8%)
Monsanto Co.	68,990	4,337,401
Nalco Holding Co.*	136,560	2,680,673

		7,018,074

Metals & Mining (0.2%)
Cia Vale do Rio Doce (ADR)^	69,220	2,026,762

Total Materials		9,044,836

Telecommunication Services (5.9%)
Diversified Telecommunication Services (2.3%)
NeuStar, Inc., Class A*	17,030	435,968
Sprint Corp.	550,320	13,807,529
Telewest Global, Inc.*	235,780	5,371,068

		19,614,565

Wireless Telecommunication Services (3.6%)
America Movil S.A. de C.V. (ADR)	99,700	5,943,117
American Tower Corp., Class A*^	971,420	20,419,248
Spectrasite, Inc.*	73,860	5,497,400

		31,859,765

Total Telecommunication Services		51,474,330

Total Common Stocks (97.1%) (Cost $758,844,425)		852,890,032

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (2.4%)
Gillette Co.
3.33%, 7/1/05 (m)(p)	$20,879,000	20,877,069

Short-Term Investments of Cash Collateral for Securities Loaned (14.0%)
ABN Amro Bank N.V. N.Y. Branch
3.49%, 7/1/05	3,000,000	3,000,000
Banc of America Securities LLC
3.45%, 7/1/05	4,552,690	4,552,690
Barclays Capital
3.47%, 7/1/05	16,641,523	16,641,523
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	10,000,000	10,000,000
Dresdner Bank AG
3.49%, 7/1/05	15,000,000	15,000,000
General Electric Capital Corp.
3.53%, 3/29/06 (l)	7,002,604	7,002,604
3.54%, 5/12/06 (l)	4,008,400	4,008,400
Merrill Lynch & Co., Inc.
3.21%, 10/19/06 (l)	5,000,000	5,000,000
Metropolitan Life Global Funding
3.48%, 3/17/06 (l)	4,998,432	4,998,432
Monumental Global Funding II
3.14%, 7/6/05 (l)	2,000,063	2,000,063
Morgan Stanley
3.62%, 6/30/06 (l)	9,000,000	9,000,000
National City Bank Indiana
3.38%, 11/7/05 (l)	9,997,742	9,997,742
Nomura Securities
3.51%, 7/1/05	19,000,000	19,000,000

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES

PORTFOLIO PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Nordeutsche Landesbank N.Y.
3.34%, 3/30/06 (l)	$7,995,898	$7,995,898
Westdeutsche Landesbank N.Y.
3.34%, 7/13/05 (l)	5,332,797	5,332,797

Total Short-Term Investments of Cash Collateral for Securities Loaned		123,530,149

Time Deposit (0.0%)
JPMorgan Chase Nassau
2.70%, 7/1/05	443	443
Total Short-Term Investments (16.4%) (Cost/Amortized Cost $144,409,592)		144,407,661

Total Investments (113.5%) (Cost/Amortized Cost $903,254,017)		997,297,693
Other Assets Less Liabilities (-13.5%)		(118,482,349)

Net Assets (100%)		$878,815,344

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(b)	Illiquid security.

(l)	Floating rate security. Rate disclosed is as of June 30, 2005.

(m)	Section 4(2) Commercial Paper. Private placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$361,720,539
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$443,453,646

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,587,475
Aggregate gross unrealized depreciation	(20,597,342)
Net unrealized appreciation	$88,990,133

Federal income tax cost of investments	$908,307,560

At June 30, 2005, the Portfolio had loaned securities with a total value of $121,232,031. This was secured by collateral of $123,530,149 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $999,075,232 of which $517,312,146 expires in the year 2009, $430,153,032 which expires in the year 2010 and $51,610,054 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	70,320	$3,835,956
Hilton Group plc	326,600	1,675,748

		5,511,704

Internet & Catalog Retail (0.6%)
eBay, Inc.*	59,860	1,975,979

Media (3.3%)
Interpublic Group of Cos., Inc.*^	133,000	1,619,940
Univision Communications, Inc., Class A*	89,580	2,467,929
Viacom, Inc., Class B	95,432	3,055,733
Walt Disney Co.	143,650	3,617,107

		10,760,709

Multiline Retail (1.6%)
Target Corp.	97,450	5,302,254

Specialty Retail (3.1%)
Gap, Inc.	150,760	2,977,510
Staples, Inc.	167,000	3,560,440
TJX Cos., Inc.	158,440	3,858,014

		10,395,964

Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	19,300	1,671,380

Total Consumer Discretionary		35,617,990

Consumer Staples (10.6%)
Beverages (1.6%)
PepsiCo, Inc.	95,423	5,146,162

Food & Staples Retailing (1.0%)
Wal-Mart Stores, Inc.	67,200	3,239,040

Food Products (1.3%)
Groupe Danone	22,930	2,018,167
Nestle S.A. (Registered)	9,002	2,304,782

		4,322,949

Household Products (4.6%)
Colgate-Palmolive Co.	80,580	4,021,748
Procter & Gamble Co.	101,490	5,353,597
Reckitt Benckiser plc	202,430	5,968,811

		15,344,156

Personal Products (0.7%)
Avon Products, Inc.	59,500	2,252,075

Tobacco (1.4%)
Altria Group, Inc.	74,460	4,814,584

Total Consumer Staples		35,118,966

Energy (9.1%)
Energy Equipment & Services (4.7%)
Halliburton Co.	116,700	5,580,594
Noble Corp.	90,070	5,540,206
Transocean, Inc.*	82,700	4,463,319

		15,584,119

Oil & Gas
BP plc (ADR)	54,554	3,403,078
EnCana Corp.	76,700	3,036,553
EOG Resources, Inc.	56,900	3,231,920
Total S.A. (ADR)	42,080	4,917,048

		14,588,599

Total Energy		30,172,718

Financials (15.4%)
Capital Markets (4.0%)
Goldman Sachs Group, Inc.	53,230	5,430,525
Legg Mason, Inc.^	38,280	$3,985,331
Lehman Brothers Holdings, Inc.^	40,030	3,974,178

		13,390,034

Commercial Banks (3.6%)
Bank of America Corp.	124,460	5,676,620
Wells Fargo & Co.	100,050	6,161,079

		11,837,699

Consumer Finance (2.6%)
American Express Co.	78,900	4,199,847
SLM Corp^	86,710	4,404,868

		8,604,715

Diversified Financial Services (2.2%)
Citigroup, Inc.	66,733	3,085,067
JPMorgan Chase & Co.	118,160	4,173,411

		7,258,478

Insurance (3.0%)
American International Group, Inc.	168,410	9,784,621

Total Financials		50,875,547

Health Care (18.6%)
Biotechnology (4.3%)
Amgen, Inc.*	102,500	6,197,150
Genzyme Corp.*	51,250	3,079,612
Gilead Sciences, Inc.*	106,340	4,677,897

		13,954,659

Health Care Equipment & Supplies (4.4%)
Boston Scientific Corp.*	110,530	2,984,310
Guidant Corp.	29,840	2,008,232
Medtronic, Inc.	85,990	4,453,422
Synthes, Inc.	16,490	1,811,056
Zimmer Holdings, Inc.*	43,990	3,350,718

		14,607,738

Pharmaceuticals (9.9%)
Abbott Laboratories	141,620	6,940,796
Eli Lilly & Co.^	94,290	5,252,896
Johnson & Johnson	143,408	9,321,520
Roche Holding AG	37,560	4,755,470
Wyeth	143,290	6,376,405

		32,647,087

Total Health Care		61,209,484

Industrials (10.3%)
Aerospace & Defense (4.5%)
Lockheed Martin Corp.	103,530	6,715,991
United Technologies Corp.	155,740	7,997,249

		14,713,240

Air Freight & Logistics (0.9%)
CNF, Inc.^	15,520	696,848
FedEx Corp.	30,020	2,431,920

		3,128,768

Building Products (1.1%)
Masco Corp.	109,750	3,485,660

Industrial Conglomerates (1.7%)
Tyco International Ltd.	188,790	5,512,668

Machinery (2.1%)
Caterpillar, Inc.	58,250	5,551,807
Illinois Tool Works, Inc.	17,670	1,407,946

		6,959,753

Total Industrials		33,800,089

Information Technology (16.3%)
Communications Equipment (2.1%)
Cisco Systems, Inc.*	284,688	5,440,387
QUALCOMM, Inc.	46,070	1,520,771

		6,961,158

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Computers & Peripherals (5.3%)
Apple Computer, Inc.*	44,180	$1,626,266
Dell, Inc.*	166,760	6,588,688
EMC Corp.*	556,310	7,627,010
Sun Microsystems, Inc.*	405,600	1,512,888

		17,354,852

Internet Software & Services (0.8%)
Yahoo!, Inc.*	78,820	2,731,113

IT Services (0.9%)
Accenture Ltd., Class A*^	127,060	2,880,450

Semiconductors & Semiconductor Equipment (2.2%)
Analog Devices, Inc^	128,370	4,789,485
Texas Instruments, Inc.	38,320	1,075,642
Xilinx, Inc.	58,730	1,497,615

		7,362,742

Software (5.0%)
Amdocs Ltd.*^	81,920	2,165,146
Electronic Arts, Inc.*	67,430	3,817,212
Mercury Interactive Corp.*^	40,230	1,543,223
Oracle Corp.*	498,710	6,582,972
VERITAS Software Corp.*	92,940	2,267,736

		16,376,289

Total Information Technology		53,666,604

Materials (3.3%)
Chemicals (3.3%)
Dow Chemical Co.	71,280	3,174,098
Monsanto Co.	71,200	4,476,344
Praxair, Inc.	71,490	3,331,434

Total Materials		10,981,876

Telecommunication Services (2.7%)
Diversified Telecommunication Services (1.3%)
Sprint Corp^	176,530	4,429,138

Wireless Telecommunication Services (1.4%)
Vodafone Group plc (ADR)	183,537	4,463,620

Total Telecommunication Services		8,892,758

Utilities (1.6%)
Electric Utilities (1.6%)
Entergy Corp.	13,400	1,012,370
Exelon Corp.	80,760	4,145,411

Total Utilities		5,157,781

Total Common Stocks (98.7%) (Cost $295,213,263)		325,493,813

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.8%)
Morgan Stanley
3.36%, 7/1/05 (p)	$2,638,000	2,637,754

Short-Term Investments of Cash Collateral for Securities Loaned (6.4%)
ABN Amro Bank N.V. N.Y. Branch
3.49%, 7/1/05	8,000,000	8,000,000
Banc of America Securities LLC
3.45%, 7/1/05	1,269,850	1,269,850
Barclays Capital
3.47%, 7/1/05	9,812,354	9,812,354
CC USA, Inc.
3.49%, 10/28/05 (l)	1,000,553	1,000,553

	Principal Amount	Value (Note 1)
Dresdner Bank AG
3.49%, 7/1/05	$1,000,000	$1,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		21,082,757

Time Deposit (0.0%)
JPMorgan Chase Nassau
2.70%, 7/1/05	6,012	6,012

Total Short-Term Investments (7.2%) (Cost/Amortized Cost $23,726,769)		23,726,523

Total Investments (105.9%) (Cost/Amortized Cost $318,940,032)		349,220,336
Other Assets Less Liabilities (-5.9%)		(19,339,479)

Net Assets (100%)		$329,880,857

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$95,282,769
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$99,601,210

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,111,563
Aggregate gross unrealized depreciation	(7,709,815)

Net unrealized appreciation	$27,401,748

Federal income tax cost of investments	$321,818,588

At June 30, 2005, the Portfolio had loaned securities with a total value of $20,594,055. This was secured by collateral of $21,082,757 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $53,848,129 of which $20,471,614 expires in the year 2009, $31,544,056 expires in the year 2010, and $1,832,459 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificates of Deposit (6.5%)
Banco Bilbao Vizcaya Argentina/NY
3.05%, 7/8/05	$20,700,000	$20,699,966
Toronto Dominion Bank, Ltd.
3.02%, 7/6/05	20,000,000	20,000,000
Washington Mutual Bank FA
3.27%, 8/9/05	50,000,000	50,000,000

Total Certificates of Deposit		90,699,966

Commercial Paper (90.4%)
Abbey National North America
3.30%, 8/19/05 (p)	50,000,000	49,776,097
American General Finance
3.14%, 7/13/05 (p)	55,000,000	54,942,433
Amstel Funding
3.45%, 9/30/05 (m)(p)	50,000,000	49,567,750
Barclays U.S. Funding Corp.
3.44%, 9/26/05 (p)	30,000,000	29,752,775
Bear Stearns Co., Inc.
3.13%, 7/15/05 (p)	20,000,000	19,975,656
3.30%, 8/22/05 (p)	30,000,000	29,857,867
Beethoven Funding Corp.
3.31%, 8/19/05 §(p)	50,000,000	49,775,417
CBA Finance, Inc.
3.07%, 7/18/05 (p)	23,440,000	23,406,019
CC USA, Inc.
3.29%, 8/22/05 (m)(p)	60,000,000	59,716,600
Charta Corp.
3.45%, 9/22/05 §(p)	50,000,000	49,605,750
CRC Funding LLC
3.40%, 9/19/05 §(p)	50,000,000	49,625,555
Deutsche Bank Financial LLC
3.40%, 7/1/05 (p)	60,000,000	60,000,000
European Investment Bank
3.01%, 7/1/05 (p)	38,300,000	38,300,000
General Electric Capital Corporate
3.28%, 8/19/05 (p)	20,000,000	19,910,983
Goldman Sach Group, Inc.
3.10%, 7/8/05 (p)	24,000,000	23,985,533
Grampian Funding Ltd.
3.45%, 9/26/05 §(p)	50,000,000	49,586,750
HBOS Treasury Services
3.03%, 7/5/05 (p)	43,000,000	43,000,094
HSBC Bank USA
3.30%, 7/1/05 (p)	30,000,000	30,000,000
HSBC Finance Corp.
3.13%, 7/14/05 (p)	35,000,000	34,960,440
Links Finance LLC
3.44%, 9/29/05 §(p)	20,000,000	19,829,500
Mane Funding Corp.
3.29%, 8/17/05 §(p)	29,600,000	29,473,246
3.31%, 8/22/05 §(p)	20,000,000	19,904,956
Marshall & Isley bank
3.40%, 9/19/05 (p)	50,000,000	49,995,382
Morgan Stanley Group, Inc.
3.33%, 8/22/05 (p)	39,600,000	39,410,668
Natexis Banques Populaires U.S. Finance Co. LLC
3.04%, 7/1/05 (p)	14,700,000	14,700,000
Nordea N.A.
3.44%, 9/23/05 (p)	40,000,000	39,685,000
Nordea North America, Inc.
3.40%, 9/29/05 (p)	20,000,000	19,829,500
Prudential Funding LLC
3.38%, 7/1/05 (p)	60,000,000	60,000,000
Rabobank USA Finance Corp.
3.44%, 9/30/05 (p)	$60,000,000	$59,482,817
Solitaire Funding Ltd.
3.45%, 9/30/05 §(p)	50,000,000	49,567,750
Three Pillars Funding
3.40%, 7/1/05 §(p)	60,000,000	60,000,000
UBS Finance Delaware LLC
3.39%, 7/1/05 (p)	31,629,000	31,629,000

Total Commercial Paper		1,259,253,538

Government Securities (3.1%)
Banque & Caisse Epargne Etat
3.13%, 7/11/05 (o)	25,000,000	24,978,264
Federal National Mortgage Association Discount Notes
2.97%, 7/1/05 (o)	18,111,000	18,111,000

Total Government Securities		43,089,264

Time Deposit (0.0%)
JPMorgan Chase Nassau
2.70%, 7/1/05	13,957	13,957
Total Short-Term Investments (100.0%) (Amortized Cost $1,393,056,725)		1,393,056,725
Other Assets Less Liabilities (0.0%)		303,917

Net Assets (100%)		$1,393,360,642

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $377,368,924 or 27.1% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)	Section 4(2) Commercial Paper. Private placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2005.

(p)	Yield to maturity.

The Portfolio has a net capital loss carryforward of $97,785 which expires in the year 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.2%)
Hotels, Restaurants & Leisure (4.6%)
Carnival Corp.	73,595	$4,014,607
McDonald’s Corp.	281,207	7,803,494

		11,818,101

Internet & Catalog Retail (1.6%)
eBay, Inc.*	128,200	4,231,882

Media (3.3%)
Omnicom Group, Inc.	70,841	5,657,362
Walt Disney Co.	116,482	2,933,017

		8,590,379

Multiline Retail (3.6%)
Kohl’s Corp.*	167,740	9,378,343

Specialty Retail (2.6%)
Bed Bath & Beyond, Inc.*	159,761	6,674,815

Textiles, Apparel & Luxury Goods (1.5%)
NIKE, Inc., Class B	44,500	3,853,700

Total Consumer Discretionary		44,547,220

Consumer Staples (14.6%)
Beverages (3.3%)
PepsiCo, Inc.	159,707	8,612,999

Household Products (5.2%)
Colgate-Palmolive Co.	123,291	6,153,454
Procter & Gamble Co.	140,414	7,406,838

		13,560,292

Personal Products (6.1%)
Estee Lauder Cos., Inc. (The), Class A	122,600	4,797,338
Gillette Co.	216,041	10,938,156

		15,735,494

Total Consumer Staples		37,908,785

Energy (14.0%)
Energy Equipment & Services (8.4%)
Halliburton Co.	203,000	9,707,460
Schlumberger Ltd.	157,836	11,986,066

		21,693,526

Oil & Gas (5.6%)
ConocoPhillips	207,104	11,906,409
Exxon Mobil Corp.	45,800	2,632,126

		14,538,535

Total Energy		36,232,061

Financials (2.7%)
Consumer Finance (2.7%)
American Express Co.	133,606	7,111,847

Total Financials		7,111,847

Health Care (24.4%)
Biotechnology (7.4%)
Amgen, Inc.*	128,637	7,777,393
Genentech, Inc.*	142,443	11,435,324

		19,212,717

Health Care Equipment & Supplies (5.1%)
Boston Scientific Corp.*	149,863	4,046,301
Medtronic, Inc.	159,465	8,258,692
Stryker Corp.	17,200	818,032

		13,123,025

Health Care Providers & Services (1.4%)
Caremark Rx, Inc.*	80,437	3,581,055

Pharmaceuticals (10.5%)
Abbott Laboratories	94,700	4,641,247
Eli Lilly & Co.	197,971	11,028,965
Johnson & Johnson	177,147	$11,514,555

		27,184,767

Total Health Care		63,101,564

Industrials (10.5%)
Air Freight & Logistics (1.8%)
United Parcel Service, Inc., Class B	68,560	4,741,610

Industrial Conglomerates (6.4%)
3M Co.	113,172	8,182,336
General Electric Co.	240,747	8,341,883

		16,524,219

Machinery (2.3%)
Caterpillar, Inc.	13,200	1,258,092
Illinois Tool Works, Inc.	57,503	4,581,839

		5,839,931

Total Industrials		27,105,760

Information Technology (13.8%)
Communications Equipment (4.4%)
Juniper Networks, Inc.*	230,281	5,798,476
QUALCOMM, Inc.	100,831	3,328,431
Research In Motion Ltd.*	31,900	2,352,625

		11,479,532

IT Services (1.9%)
Paychex, Inc.	150,461	4,896,001

Semiconductors & Semiconductor Equipment (1.5%)
Maxim Integrated Products, Inc.	100,619	3,844,652

Software (6.0%)
Microsoft Corp.	208,800	5,186,592
Oracle Corp.*	791,210	10,443,972

		15,630,564

Total Information Technology		35,850,749

Total Common Stocks (97.2%) (Cost $230,050,436)		251,857,986

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (4.1%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $10,611,552)	$10,611,552	10,611,552

Total Investments (101.3%) (Cost/Amortized Cost $240,661,988)		262,469,538
Other Assets Less Liabilities (-1.3%)		(3,254,232)

Net Assets (100%)		$259,215,306

*	Non-income producing.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$64,827,938
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$77,725,306

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$28,114,915
Aggregate gross unrealized depreciation	(7,001,223)

Net unrealized appreciation	$21,113,692

Federal income tax cost of investments	$241,355,846

For the six months ended June 30, 2005, the Portfolio incurred approximately $5,146 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $94,772,410 which $16,318,988 expires in the year 2008, $27,430,730 expires in the year 2009, $40,775,337 expires in the year 2010, and $10,247,355 expires in the year 2011

Included in the capital loss carryforward is $1,718,952 of losses acquired from the Enterprise Balanced Portfolio as a result of a tax-free reorganization during the year ended 2003. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONY DIVERSIFIED PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.8%)
Hotels, Restaurants & Leisure (1.5%)
Harrah’s Entertainment, Inc.	100	$7,207
Starwood Hotels & Resorts Worldwide, Inc.	300	17,571

		24,778

Household Durables (3.0%)
D.R. Horton, Inc.	533	20,046
Fortune Brands, Inc.	125	11,100
Lennar Corp., Class A	300	19,035

		50,181

Media (1.1%)
Time Warner, Inc.*	1,150	19,216

Multiline Retail (0.9%)
J.C. Penney Co., Inc.	150	7,887
Nordstrom, Inc.	100	6,797

		14,684

Specialty Retail (5.4%)
American Eagle Outfitters, Inc.	800	24,520
Barnes & Noble, Inc.*	275	10,670
Dick’s Sporting Goods, Inc.*	500	19,295
Home Depot, Inc.	350	13,615
Urban Outfitters, Inc.*	400	22,676

		90,776

Textiles, Apparel & Luxury Goods (0.9%)
Reebok International Ltd.	350	14,641

Total Consumer Discretionary		214,276

Consumer Staples (6.0%)
Beverages (1.1%)
Constellation Brands, Inc., Class A*	600	17,700

Food & Staples Retailing (1.1%)
CVS Corp.	650	18,896

Food Products (1.5%)
Archer-Daniels-Midland Co.	400	8,552
Pilgrim’s Pride Corp., Class B	500	17,065

		25,617

Household Products (1.7%)
Church & Dwight Co., Inc.	425	15,385
Procter & Gamble Co.	250	13,187

		28,572

Personal Products (0.6%)
Gillette Co.	200	10,126

Total Consumer Staples		100,911

Energy (9.0%)
Energy Equipment & Services (1.0%)
Patterson-UTI Energy, Inc	300	8,349
Transocean, Inc.*	150	8,096

		16,445

Oil & Gas (8.0%)
Anadarko Petroleum Corp.	250	20,537
Apache Corp.	260	16,796
Burlington Resources, Inc.	400	22,096
Devon Energy Corp.	400	20,272
Exxon Mobil Corp.	300	17,241
Royal Dutch Petroleum Co. (N.Y. Shares)	250	16,225
XTO Energy, Inc.	600	$20,394

		133,561

Total Energy		150,006

Financials (13.3%)
Capital Markets (2.6%)
BlackRock, Inc., Class A	200	16,090
Investors Financial Services Corp.	150	5,673
Morgan Stanley	400	20,988

		42,751

Commercial Banks (0.5%)
Bank of America Corp.	200	9,122

Consumer Finance (1.3%)
Providian Financial Corp.*	1,200	21,156

Diversified Financial Services (3.0%)
CIT Group, Inc.	450	19,336
Citigroup, Inc.	300	13,869
ING Groep N.V. (ADR)	600	16,830

		50,035

Insurance (5.5%)
Chubb Corp.	100	8,561
Hartford Financial Services Group, Inc.	300	22,434
Prudential Financial, Inc.	350	22,981
UnumProvident Corp.	1,050	19,236
W.R. Berkley Corp.	525	18,732

		91,944

Real Estate (0.4%)
Apartment Investment & Management Co. (REIT)	150	6,138

Total Financials		221,146

Health Care (11.0%)
Biotechnology (1.7%)
Biogen Idec, Inc.*	200	6,890
Invitrogen Corp.*	250	20,822

		27,712

Health Care Equipment & Supplies (1.5%)
Bard (C.R.), Inc.	250	16,628
Bausch & Lomb, Inc.	100	8,300

		24,928

Health Care Providers & Services (6.1%)
Aetna, Inc.	200	16,564
Caremark Rx, Inc.*	299	13,311
DaVita, Inc.*	325	14,781
Laboratory Corp. of America Holdings*	300	14,970
Quest Diagnostics, Inc.	300	15,981
UnitedHealth Group, Inc.	400	20,856
WebMD Corp.*	600	6,162

		102,625

Pharmaceuticals (1.7%)
Johnson & Johnson	214	13,910
Pfizer, Inc.	500	13,790

		27,700

Total Health Care		182,965

Industrials (10.5%)
Aerospace & Defense (3.1%)
Boeing Co.	200	13,200
L-3 Communications Holdings, Inc.	300	22,974
Precision Castparts Corp.	200	15,580

		51,754

EQ ADVISORS TRUST

EQ/MONY DIVERSIFIED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.7%)
FedEx Corp.	150	$12,152

Electrical Equipment (0.9%)
Thomas & Betts Corp.*	500	14,120

Industrial Conglomerates (2.2%)
Textron, Inc.	300	22,755
Tyco International Ltd.	500	14,600

		37,355

Machinery (0.8%)
Joy Global, Inc.	200	6,718
PACCAR, Inc.	100	6,800

		13,518

Road & Rail (2.8%)
Burlington Northern Santa Fe Corp.	350	16,478
Hunt (J.B.) Transport Services, Inc.	800	15,440
Yellow Roadway Corp.*	300	15,240

		47,158

Total Industrials		176,057

Information Technology (10.2%)
Communications Equipment (1.5%)
Cisco Systems, Inc.*	325	6,211
Harris Corp.	200	6,242
QUALCOMM, Inc.	400	13,204

		25,657

Computers & Peripherals (2.0%)
Dell, Inc.*	150	5,927
NCR Corp.*	600	21,072
Seagate Technology*	400	7,020

		34,019

Internet Software & Services (1.6%)
VeriSign, Inc.*	300	8,628
Yahoo!, Inc.*	500	17,325

		25,953

IT Services (2.3%)
CheckFree Corp.*	500	17,030
Computer Sciences Corp.*	100	4,370
Fiserv, Inc.*	400	17,180

		38,580

Software (2.8%)
Activision, Inc.*	1,266	20,914
Adobe Systems, Inc	200	5,724
Sybase, Inc.*	500	9,175
Symantec Corp.*	500	10,870

		46,683

Total Information Technology		170,892

Materials (4.7%)
Chemicals (1.8%)
Agrium, Inc. (New York Exchange)	700	13,727
Monsanto Co.	250	15,717

		29,444

Construction Materials (0.7%)
Texas Industries, Inc.	200	11,246

Containers & Packaging (0.9%)
Ball Corp.	400	14,384

Metals & Mining (1.3%)
Inco Ltd.	350	13,213
Worthington Industries, Inc.	600	9,480

		22,693

Total Materials		77,767

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.9%)
Deutsche Telekom AG (ADR)	800	$14,736
Sprint Corp.	300	7,527
Telecom Corp. of New Zealand Ltd. (ADR)	300	10,077

Total Telecommunication Services		32,340

Utilities (3.7%)
Electric Utilities (2.0%)
TECO Energy, Inc.	900	17,019
TXU Corp.	200	16,618

		33,637

Multi-Utilities & Unregulated Power (1.7%)
Duke Energy Corp.	350	10,406
Energen Corp.	500	17,525

		27,931

Total Utilities		61,568

Total Common Stocks (83.1%) (Cost $1,148,091)		1,387,928

	Principal Amount
LONG TERM DEBT (16.7%)
Government Securities
U.S. Treasuries
U.S. Treasury Bonds
7.875%, 2/15/21	$10,000	14,155
U.S. Treasury Notes
3.000%, 12/31/06	165,000	163,485
3.250%, 1/15/09	25,000	24,644
3.625%, 1/15/10	25,000	24,882
4.250%, 11/15/14	50,000	51,174

Total Long Term Debt (16.7%) (Cost $278,061)		278,340

SHORT-TERM INVESTMENT:
Time Deposit (2.2%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $36,360)	36,360	36,360

Total Investments (102%) (Cost/Amortized Cost $1,462,512)		1,702,628
Other Assets Less Liabilities (-2.0%)		(34,004)

Net Assets (100%)		$1,668,624

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/MONY DIVERSIFIED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$456,897
U.S. Government securities	312,835

$769,732

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$820,585
U.S. Government securities	34,694

$855,279

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$263,605
Aggregate gross unrealized depreciation	(23,489)

Net unrealized appreciation	$240,116

Federal income tax cost of investments	$1,462,512

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONY EQUITY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.8%)
Hotels, Restaurants & Leisure (1.6%)
Harrah’s Entertainment, Inc.	100	$7,207
Starwood Hotels & Resorts Worldwide, Inc.	300	17,571

		24,778

Household Durables (3.5%)
D.R. Horton, Inc.	533	20,046
Fortune Brands, Inc.	150	13,320
Lennar Corp., Class A	300	19,035

		52,401

Media (1.4%)
Time Warner, Inc.*	1,250	20,888

Multiline Retail (1.1%)
J.C. Penney Co., Inc.	200	10,516
Nordstrom, Inc.	100	6,797

		17,313

Specialty Retail (6.1%)
American Eagle Outfitters, Inc.	700	21,455
Barnes & Noble, Inc.*	300	11,640
Dick’s Sporting Goods, Inc.*	600	23,154
Home Depot, Inc.	400	15,560
Urban Outfitters, Inc.*	350	19,841

		91,650

Textiles, Apparel & Luxury Goods (1.1%)
Reebok International Ltd.	400	16,732

Total Consumer Discretionary		223,762

Consumer Staples (6.7%)
Beverages (1.2%)
Constellation Brands, Inc., Class A*	600	17,700

Food & Staples Retailing (1.1%)
CVS Corp.	600	17,442

Food Products (2.0%)
Archer-Daniels-Midland Co.	425	9,086
Pilgrim’s Pride Corp., Class B	600	20,478

		29,564

Household Products (1.9%)
Church & Dwight Co., Inc.	450	16,290
Procter & Gamble Co.	250	13,187

		29,477

Personal Products (0.5%)
Gillette Co.	150	7,595

Total Consumer Staples		101,778

Energy (10.9%)
Energy Equipment & Services (1.3%)
Patterson-UTI Energy, Inc.	300	8,349
Transocean, Inc.*	200	10,794

		19,143

Oil & Gas (9.6%)
Anadarko Petroleum Corp.	300	24,645
Apache Corp.	300	19,380
Burlington Resources, Inc.	400	22,096
Devon Energy Corp.	400	20,272
Exxon Mobil Corp.	300	17,241
Royal Dutch Petroleum Co. (N.Y. Shares)	300	19,470
XTO Energy, Inc.	633	21,516

		144,620

Total Energy		163,763

Financials (15.6%)
Capital Markets (2.8%)
BlackRock, Inc., Class A	200	$16,090
Investors Financial Services Corp.	200	7,564
Morgan Stanley	350	18,365

		42,019

Commercial Banks (0.6%)
Bank of America Corp	200	9,122

Consumer Finance (1.3%)
Providian Financial Corp.*	1,100	19,393

Diversified Financial Services (3.7%)
CIT Group, Inc.	500	21,485
Citigroup, Inc.	400	18,492
ING Groep N.V. (ADR)	550	15,427

		55,404

Insurance (6.7%)
Chubb Corp.	100	8,561
Hartford Financial Services Group, Inc.	300	22,434
Prudential Financial, Inc.	425	27,905
UnumProvident Corp.	1,150	21,068
W.R. Berkley Corp.	600	21,408

		101,376

Real Estate (0.5%)
Apartment Investment & Management Co. (REIT)	200	8,184

Total Financials		235,498

Health Care (13.1%)
Biotechnology (2.0%)
Biogen Idec, Inc.*	200	6,890
Invitrogen Corp.*	275	22,905

		29,795

Health Care Equipment & Supplies (1.8%)
Bard (C.R.), Inc.	300	19,953
Bausch & Lomb, Inc.	100	8,300

		28,253

Health Care Providers & Services (7.3%)
Aetna, Inc.	200	16,564
Caremark Rx, Inc.*	298	13,267
DaVita, Inc.*	350	15,918
Laboratory Corp. of America Holdings*	300	14,970
Quest Diagnostics, Inc.	300	15,981
UnitedHealth Group, Inc.	500	26,070
WebMD Corp.*	700	7,189

		109,959

Pharmaceuticals (2.0%)
Johnson & Johnson	250	16,250
Pfizer, Inc.	500	13,790

		30,040

Total Health Care		198,047

Industrials (13.2%)
Aerospace & Defense (3.9%)
Boeing Co.	250	16,500
L-3 Communications Holdings, Inc.	350	26,803
Precision Castparts Corp.	200	15,580

		58,883

Air Freight & Logistics (1.1%)
FedEx Corp.	200	16,202

Electrical Equipment (1.0%)
Thomas & Betts Corp.*	550	15,532

EQ ADVISORS TRUST

EQ/MONY EQUITY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (2.6%)
Textron, Inc.	300	$22,755
Tyco International Ltd.	550	16,060

		38,815

Machinery (1.3%)
Joy Global, Inc.	200	6,718
PACCAR, Inc.	200	13,600

		20,318

Road & Rail (3.3%)
Burlington Northern Santa Fe Corp.	350	16,478
Hunt (J.B.) Transport Services, Inc.	900	17,370
Yellow Roadway Corp.*	300	15,240

		49,088

Total Industrials		198,838

Information Technology (12.9%)
Communications Equipment (2.2%)
Cisco Systems, Inc.*	350	6,689
Harris Corp.	300	9,363
QUALCOMM, Inc.	500	16,505

		32,557

Computers & Peripherals (2.6%)
Dell, Inc.*	200	7,902
NCR Corp.*	700	24,584
Seagate Technology*	400	7,020

		39,506

Internet Software & Services (1.7%)
VeriSign, Inc.*	300	8,628
Yahoo!, Inc.*	500	17,325

		25,953

IT Services (3.0%)
CheckFree Corp.*	550	18,733
Computer Sciences Corp.*	125	5,462
Fiserv, Inc.*	500	21,475

		45,670

Software (3.4%)
Activision, Inc.*	1,400	23,128
Adobe Systems, Inc.	200	5,724
Sybase, Inc.*	500	9,175
Symantec Corp.*	600	13,044

		51,071

Total Information Technology		194,757

Materials (5.8%)
Chemicals (2.3%)
Agrium, Inc. (New York Exchange)	800	15,688
Monsanto Co.	300	18,861

		34,549

Construction Materials (0.7%)
Texas Industries, Inc.	200	11,246

Containers & Packaging (1.1%)
Ball Corp.	450	16,182

Metals & Mining (1.7%)
Inco Ltd.	400	15,100
Worthington Industries, Inc.	700	11,060

		26,160

Total Materials		88,137

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.4%)
Deutsche Telekom AG (ADR)	850	15,657
Sprint Corp.	500	12,545
Telecom Corp. of New Zealand Ltd. (ADR)	250	8,398

Total Telecommunication Services		36,600

Utilities (4.3%)
Electric Utilities (2.1%)
TECO Energy, Inc.	1,050	$19,855
TXU Corp.	150	12,464

		32,319

Multi-Utilities & Unregulated Power (2.2%)
Duke Energy Corp.	500	14,865
Energen Corp.	500	17,525

		32,390

Total Utilities		64,709

Total Common Stocks (99.7%) (Cost $1,256,495)		1,505,889

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $7,575)	$7,575	7,575

Total Investments (100.2%) (Cost/Amortized Cost $1,264,070)		1,513,464
Other Assets Less Liabilities (-0.2%)		(2,602)

Net Assets (100%)		$1,510,862

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/MONY EQUITY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$473,627
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$551,744

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$276,296
Aggregate gross unrealized depreciation	(26,902)

Net unrealized appreciation	$249,394

Federal income tax cost of investments	$1,264,070

The Portfolio has a net capital loss carryforward of $50,458 which expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONY EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.6%)
Automobiles (1.1%)
DaimlerChrysler AG	3,300	$133,683

Hotels, Restaurants & Leisure (2.8%)
Harrah’s Entertainment, Inc.	3,100	223,417
Starwood Hotels & Resorts Worldwide, Inc.	2,200	128,854

		352,271

Household Durables (1.5%)
Stanley Works	4,000	182,160

Media (0.9%)
Vivendi Universal S.A. (ADR)	3,500	109,655

Textiles, Apparel & Luxury Goods (1.3%)
V.F. Corp.	2,900	165,938

Total Consumer Discretionary		943,707

Consumer Staples (7.2%)
Food & Staples Retailing (0.8%)
Albertson’s, Inc.	5,200	107,536

Food Products (5.4%)
Archer-Daniels-Midland Co.	2,000	42,760
Cadbury Schweppes plc (ADR)	4,900	187,817
Fresh Del Monte Produce, Inc.	5,000	134,600
Kellogg Co.	3,600	159,984
Kraft Foods, Inc., Class A	4,500	143,145

		668,306

Household Products (1.0%)
Procter & Gamble Co.	2,300	121,325

Total Consumer Staples		897,167

Energy (13.4%)
Oil & Gas (13.4%)
BP plc (ADR)	2,600	162,188
Chevron Corp.	3,900	218,088
ConocoPhillips	4,200	241,458
El Paso Corp.	7,300	84,096
Exxon Mobil Corp.	4,000	229,880
Kerr-McGee Corp.	1,593	121,562
Kinder Morgan, Inc.	1,300	108,160
Marathon Oil Corp.	1,100	58,707
Occidental Petroleum Corp.	3,600	276,948
Sunoco, Inc.	250	28,420
Unocal Corp.	2,000	130,100

Total Energy		1,659,607

Financials (21.6%)
Capital Markets (2.7%)
Credit Suisse Group (ADR)	3,500	136,990
Morgan Stanley	3,700	194,139

		331,129

Commercial Banks (2.5%)
ABN AMRO Holding N.V. (ADR)	4,827	118,406
Bank of America Corp.	4,200	191,562

		309,968

Diversified Financial Services (3.9%)
Citigroup, Inc.	3,150	145,624
GATX Corp.	4,300	148,350
ING Groep N.V. (ADR)	6,892	193,321

		487,295

Insurance (7.5%)
Allstate Corp.	3,800	227,050
Chubb Corp.	2,800	239,708
Mercury General Corp.	1,300	70,876
Nationwide Financial Services, Inc.	4,720	179,077
UnumProvident Corp.	11,900	$218,008

		934,719

Real Estate (4.0%)
First Industrial Realty Trust, Inc. (REIT)	2,600	103,740
General Growth Properties, Inc. (REIT)	5,400	221,886
Trizec Properties, Inc. (REIT)	8,100	166,617

		492,243

Thrifts & Mortgage Finance (1.0%)
Washington Mutual, Inc.	3,100	126,139

Total Financials		2,681,493

Health Care (7.2%)
Pharmaceuticals (7.2%)
Bristol-Myers Squibb Co.	7,200	179,856
GlaxoSmithKline plc (ADR)	2,800	135,828
Johnson & Johnson	3,500	227,500
Merck & Co., Inc.	5,200	160,160
Pfizer, Inc.	4,700	129,626
Wyeth	1,300	57,850

Total Health Care		890,820

Industrials (15.9%)
Aerospace & Defense (5.1%)
Goodrich Corp.	5,500	225,280
Northrop Grumman Corp.	3,700	204,425
Raytheon Co.	5,300	207,336

		637,041

Commercial Services & Supplies (1.8%)
R.R. Donnelley & Sons Co. (New York Exchange)	6,600	227,766

Electrical Equipment (0.3%)
Rockwell Automation, Inc.	600	29,226

Industrial Conglomerates (3.6%)
General Electric Co.	6,500	225,225
Textron, Inc.	2,900	219,965

		445,190

Machinery (2.9%)
Caterpillar, Inc.	1,400	133,434
Timken Co.	2,800	64,680
Volvo AB (ADR)	4,000	162,228

		360,342

Road & Rail (1.3%)
TNT N.V. (ADR)	2,400	60,840
Union Pacific Corp.	1,600	103,680

		164,520

Trading Companies & Distributors (0.9%)
Wolseley plc (ADR)	2,600	110,240

Total Industrials		1,974,325

Information Technology (1.5%)
Communications Equipment (1.0%)
Nokia OYJ (ADR)	7,400	123,136

Semiconductors & Semiconductor Equipment (0.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,800	62,016

Total Information Technology		185,152

Materials (5.0%)
Chemicals (4.4%)
Air Products & Chemicals, Inc.	600	36,180
Dow Chemical Co.	4,000	178,120
Olin Corp.	6,200	113,088
PPG Industries, Inc.	1,700	106,692

EQ ADVISORS TRUST

EQ/MONY EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Rohm & Haas Co.	2,400	$111,216

		545,296

Metals & Mining (0.6%)
Worthington Industries, Inc.	4,600	72,680

Total Materials		617,976

Telecommunication Services (6.2%)
Diversified Telecommunication Services (6.2%)
ALLTEL Corp.	3,500	217,980
Cable & Wireless plc (ADR)	8,300	66,151
Sprint Corp.	6,700	168,103
Telecom Corp. of New Zealand Ltd. (ADR)	4,100	137,719
Telefonos de Mexico S.A. de C.V., Class L (ADR)	5,300	100,117
Verizon Communications, Inc.	2,500	86,375

Total Telecommunication Services		776,445

Utilities (7.7%)
Electric Utilities (3.0%)
TECO Energy, Inc.	13,000	245,830
TXU Corp.	1,597	132,695

		378,525

Multi-Utilities & Unregulated Power (4.7%)
Duke Energy Corp.	8,100	240,813
MDU Resources Group, Inc.	5,900	166,203
Oneok, Inc.	5,300	173,045

		580,061

Total Utilities		958,586

Total Common Stocks (93.3%) (Cost $10,325,309)		11,585,278

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (7.0%)
JPMorgan Chase Nassau
2.70%, 7/1/05 (Amortized Cost $873,285) .	$873,285	$873,285

Total Investments (100.3%) (Cost/Amortized Cost $11,198,594)		12,458,563
Other Assets Less Liabilities (-0.3%)		(34,170)

Net Assets (100%)		$12,424,393

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,512,070
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,450,382

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,546,677
Aggregate gross unrealized depreciation	(286,708)

Net unrealized appreciation	$1,259,969

Federal income tax cost of investments	$11,198,594

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONY MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificates of Deposit (2.1%)
Canadian Imperial Bank of Commerce
3.45%, 3/28/06	$3,500,000	$3,500,000

Commercial Paper (90.8%)
American Express Credit Corp.
3.23%, 8/4/06 (p)	3,000,000	3,000,000
American Honda Finance Corp.
3.08%, 8/8/05 (p)	3,833,000	3,820,255
Amstel Funding
3.41%, 9/30/05 §(p)	6,000,000	5,948,130
Bank One Corp.
6.50%, 2/1/06 (p)	4,000,000	4,067,725
Barclays U.S. Funding Corp.
3.12%, 8/18/05 (p)	5,360,000	5,337,345
Bear Stearns Co., Inc.
3.17%, 8/15/05 (p)	7,000,000	6,971,738
Beethoven Funding Corp.
3.25%, 8/19/05 §(p)	4,000,000	3,982,034
Caterpillar Financial Services Corp.
3.25%, 7/11/05 (p)	6,000,000	6,000,000
CC USA, Inc.
3.23%, 8/22/05 (m)(p)	6,000,000	5,971,574
Cieco LLC
3.06%, 8/3/05 (p)	5,308,000	5,292,722
CIT Group, Inc.
3.08%, 8/1/05 (p)	5,500,000	5,484,986
CRC Funding LLC
3.35%, 9/19/05 §(p)	6,000,000	5,955,067
Credit Suisse First Boston USA, Inc.
3.18%, 8/15/05 (p)	7,000,000	6,971,650
Federal Home Loan Mortgage Corp.
3.08%, 10/7/05 (p)	4,250,000	4,250,000
General Electric Capital Corp.
3.34%, 5/17/06 (p)	3,850,000	3,850,000
General Electric Capital Corporate
3.22%, 8/19/05 (p)	3,500,000	3,484,422
Grampian Funding Ltd.
3.41%, 9/26/05 §(p)	5,000,000	4,958,675
HBOS Treasury Services plc
3.08%, 8/10/05 (p)	6,000,000	5,979,033
International Business Machines Corp.
3.14%, 5/8/06 §(p)	2,000,000	2,000,000
Johnson Controls, Inc.
3.48%, 9/15/05 (p)	5,655,000	5,655,000
Merrill Lynch & Co., Inc.
3.36%, 4/10/06 (p)	4,000,000	4,000,000
Morgan Stanley
3.22%, 7/14/06 (p)	2,250,000	2,250,000
Morgan Stanley Group, Inc.
3.09%, 8/11/05 (p)	4,926,000	4,908,328
Paccar Financial Corp.
3.12%, 8/18/05 (p)	4,858,000	4,837,467
Premier Asset Collateralized Entity LLC
3.24%, 8/22/05 §(p)	3,600,000	3,582,892
3.37%, 9/22/05 §(p)	3,000,000	2,976,622
Prudential Funding LLC
3.38%, 7/1/05 (p)	3,000,000	3,000,000
Rabobank USA Finance Corp.
3.08%, 8/8/05 (p)	2,618,000	2,609,295
Royal Bank Of Scotland Group plc
2.90%, 7/15/05 (p)	2,500,000	2,496,981
Sigma Finance, Inc.
3.22%, 8/22/05 (m)(p)	4,100,000	4,080,634
SLM Corp.
3.16%, 5/2/06 §(p)	5,000,000	4,999,348
Societe Generale
3.07%, 9/20/05 (p)	4,000,000	3,999,588
UBS Finance Delaware LLC
3.25%, 7/1/05 (p)	$5,252,000	$5,252,000
White Pine Finance LLC
3.37%, 9/23/05 §(p)	3,000,000	2,976,340

Total Commercial Paper		150,949,851

Government Security (5.4%)
Federal National Mortgage Association
2.97%, 7/1/05 (o)	8,989,000	8,989,000

Promissory Notes (2.4%)
Goldman Sachs Group
3.32%, 7/18/05	4,000,000	4,000,000

Time Deposit (0.0%)
JPMorgan Chase Nassau
2.70%, 7/1/05	830	830

Total Short-Term Investments (100.7%) (Amortized Cost $167,439,681)		167,439,681
Other Assets Less Liabilities (-0.7%)		(1,157,076)

Net Assets (100%)		$166,282,605

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $37,379,108 or 22.48% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)	Section 4(2) Commercial Paper. Private placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2005.

(p)	Yield to maturity.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (2.6%)
Asset Backed Securities (0.7%)
Amortizing Residential Collateral Trust,
Series 02-BC4 A
3.604%, 7/25/32 (1)		$1,269	$1,253
Centex Home Equity,
Series 04-A AV2
3.594%, 1/25/34 (1)		36,036	36,059
Countrywide Asset-Backed Certificates,
Series 05-SD1 A1A
3.464%, 5/25/35 §(1)		44,563	44,514
Credit Suisse First Boston Mortgage Securities Corp.,
Series 02-9 2X
2.478%, 3/25/32 †§		20,948	20,981
Series 02-P3 A
3.864%, 8/25/33 †§(1)		82,972	83,426
Merrill Lynch Mortgage Investors, Inc.,
Series 02-AFC1 AV1
3.460%, 4/25/31 (1)		1,903	1,903
Morgan Stanley ABS Capital I,
Series 03-HE2 A2
3.654%, 8/25/33 (1)		40,995	41,055
Quest Trust,
Series 04-X2 A1
3.874%, 6/25/34 §(1)		60,800	60,971
Series 05-X1 A1
3.494%, 3/25/35 §(1)		77,392	77,344
SLM Student Loan Trust,
Series 05-2 A1
3.141%, 4/25/10 (1)		257,394	257,326

			624,832

Non-Agency CMO (1.9%)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 02-2 IIIA
6.926%, 6/25/31 (1)		1,715	1,722
Series 02-5 6A
5.937%, 6/25/32 (1)		5,574	5,597
Series 03-8 1A1
4.247%, 1/25/34 (1)		179,685	179,094
Series 03-8 2A1
4.854%, 1/25/34 (1)		47,481	46,927
Series 03-8 4A1
4.717%, 1/25/34 (1)		99,853	98,229
Countrywide Alternative Loan Trust,
Series 03-J1 4A1
6.000%, 10/25/32		13,163	13,086
Countrywide Home Loan Mortgage Pass Through Trust,
Series 02-30 M
3.882%, 10/19/32 (1)		59,550	55,084
Series 04-7 5A2
3.584%, 5/25/34 (1)		14,156	14,125
Countrywide Home Loans,
Series, 05-R2 1AF
3.670%, 6/25/35 †		100,000	100,016
Credit-Based Asset Servicing and Securitization,
Series 02-CB1 A2A
3.654%, 8/25/29 (1)		4,184	4,185
Series 02-CB6 2A1
3.814%, 1/25/33 (l)		1,553	1,553
First Horizon Asset Securities, Inc.,
Series 00-H 1A
7.000%, 9/25/30		1,579	1,575
Sequoia Mortgage Trust,
Series 10-2A1
3.640%, 10/20/27 (1)		169,276	169,519
Structured Asset Securities Corp.,
Series 02-HF1 A
3.604%, 1/25/33 (1)		$2,155	$2,162
Washington Mutual, Inc.,
Series 00-3A
3.847%, 12/25/40 (1)		67,475	67,345
Series 02-AR10 A6
4.816%, 10/25/32 (1)		11,334	11,410
Series 02-AR2 A
3.765%, 2/27/34 (1)		25,988	25,943
Series 03-R1 A1
3.584%, 12/25/27 (1)		888,342	887,475

			1,685,047

Total Asset-Backed and Mortgage-Backed Securities			2,309,879

Consumer Discretionary (0.6%)
Auto Components (0.1%)
Dura Operating Corp.
8.625%, 4/15/12		60,000	54,000

Automobiles (0.4%)
Daimlerchrysler NA Holdings Corp.
3.610%, 3/7/07 (l)		300,000	299,047
3.859%, 9/10/07 (l)		102,000	101,996

			401,043

Hotels, Restaurants & Leisure (0.1%)
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12		50,000	56,375

Media (0.0%)
Continental Cablevision, Inc.
8.300%, 5/15/06		50,000	51,830

Total Consumer Discretionary			563,248

Consumer Staples (0.4%)
Food & Staples Retailing (0.3%)
Delhaize America, Inc.
7.375%, 4/15/06		200,000	204,355

Food Products (0.1%)
H.J. Heinz Co.
6.189%, 12/1/05 (b)(l)		100,000	100,941

Total Consumer Staples			305,296

Energy (0.5%)
Oil & Gas (0.5%)
El Paso Corp.
7.750%, 1/15/32		25,000	24,375
El Paso Natural Gas Co.
8.375%, 6/15/32		50,000	58,150
Enterprise Products Operating LP
4.950%, 6/1/10		200,000	200,941
Pemex Project Funding Master Trust
8.000%, 11/15/11		50,000	56,800
8.625%, 2/1/22		25,000	30,812
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09 §		44,043	43,227
Vintage Petroleum, Inc.
7.875%, 5/15/11		60,000	63,300

Total Energy			477,605

Financials (2.7%)
Commercial Banks (0.6%)
HSBC Capital Funding LP
10.176%, 12/29/49 §(1)		100,000	160,019
HSBC Holdings plc
5.375%, 12/20/12	EUR	120,000	165,556
Rabobank Capital Funding II
5.260%, 12/31/49 §(l)		$100,000	102,874

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Rabobank Capital Funding Trust III
5.254%, 12/31/49 §(l)		$120,000	$123,089

			551,538

Consumer Finance (0.7%)
General Motors Acceptance Corp.
4.395%, 10/20/05 (l)		590,000	590,502
6.750%, 1/15/06		20,000	20,158

			610,660

Diversified Financial Services (1.2%)
Eircom Funding
8.250%, 8/15/13		60,000	65,100
Ford Motor Credit Co.
5.800%, 1/12/09		700,000	664,507
Principal Life Global Funding I
3.470%, 4/19/06 §(l)		130,000	130,356
Racers,
Series 97-R-8-3
3.568%, 8/15/07 †(b)(l)		200,000	192,061

			1,052,024

Insurance (0.2%)
Metropolitan Life Global Funding I
3.394%, 5/22/06 §(l)		100,000	100,055
Protective Life U.S. Funding Trust
3.570%, 9/26/05 †§(l)		70,000	69,936

			169,991

Total Financials			2,384,213

Government Securities (87.2%)
Agency CMO (1.0%)
Federal Home Loan Mortgage Corp.
6.000%, 12/15/07		845	844
6.500%, 3/15/29		9,192	9,287
6.500%, 4/15/29		111,724	116,324
3.570%, 12/15/29 (l)		16,384	16,427
6.500%, 7/25/43		35,871	37,487
Federal National Mortgage Association
3.000%, 8/25/09		100,000	99,441
Small Business Administration Participation Certificates,
Series 03-20I 1
5.130%, 9/1/23		46,048	47,450
Series 04-20C 1
4.340%, 3/1/24		278,224	275,749
Series 05-20B 1
4.625%, 2/1/25		300,000	301,271

			904,280

Foreign Governments (5.3%)
Federative Republic of Brazil
4.250%, 4/15/06 (l)		56,000	56,016
11.500%, 3/12/08		204,000	233,917
4.313%, 4/15/09 (l)		61,651	60,960
9.230%, 6/29/09 (l)		250,000	289,712
11.000%, 1/11/12		250,000	296,875
4.313%, 4/15/12 (l)		46,942	45,153
8.000%, 4/15/14		105,550	108,115
Government of France
4.000%, 4/25/55 EUR		200,000	257,820
Hong Kong Government International Bond
5.125%, 8/1/14 §		$250,000	261,257
Kingdom of Spain
3.100%, 9/20/06	JPY	13,000,000	121,680
5.750%, 7/30/32	EUR	390,000	638,846
4.200%, 1/31/37	EUR	100,000	132,167
Republic of Ecuador
8.000%, 8/15/30 (e)		$600,000	499,500
Republic of Italy
3.800%, 3/27/08	JPY	64,000,000	634,522
Republic of Panama
8.250%, 4/22/08		$180,000	$196,200
9.625%, 2/8/11		75,000	89,625
Republic of South Africa
5.250%, 5/16/13	EUR	50,000	66,446
6.500%, 6/2/14		$100,000	111,625
Russian Federation
8.750%, 7/24/05		228,000	228,709
Ukraine Government International Bond
11.000%, 3/15/07		93,338	98,481
United Mexican States
8.375%, 1/14/11		15,000	17,427
8.300%, 8/15/31		88,000	109,560
6.750%, 9/27/34		100,000	106,000

			4,660,613

Municipal Bonds (1.1%)
California State Economic Recovery,
Series A
5.250%, 1/1/11		10,000	11,019
7.490%, 7/1/11 §(l)		5,000	6,025
5.250%, 7/1/12		20,000	22,349
7.480%, 7/1/12 §(l)		10,000	12,172
7.990%, 7/1/13 §(l)		20,000	24,959
Fairfax County, Virginia
7.960%, 4/1/13 §		25,000	31,643
Golden State Tobacco Securitization Corp./California
6.750%, 6/1/39		40,000	45,028
7.900%, 6/1/42		25,000	30,197
New York City Municipal Water Finance Authority
5.000%, 6/15/35		160,000	168,453
New York State Environmental Facilities Corp.
5.000%, 6/15/32		20,000	21,279
San Antonio/Texas Water,
Series A
5.000%, 5/15/32		150,000	156,715
South Carolina State Public Service Authority,
Series A
5.000%, 1/1/13		110,000	122,545
Tobacco Settlement Authority of Iowa,
Series B
5.600%, 6/1/35		100,000	102,456
Tobacco Settlement Financing Corp./New Jersey
6.375%, 6/1/32		95,000	102,034
6.000%, 6/1/37		70,000	73,121

			929,995

Supranational (0.2%)
Export-Import Bank of China
5.250%, 7/29/14 §		150,000	156,095

U.S. Government Agencies (3.2%)
Federal Home Loan Mortgage Corp.
5.000%, 6/15/13		58,912	59,155
4.240%, 11/1/23 (l)		54,341	55,736
Federal National Mortgage Association
5.000%, 1/1/17		74,856	75,742
5.000%, 2/1/18		408,353	413,187
5.000%, 8/1/18		407,711	412,537
5.000%, 9/1/18		223,800	226,449
5.000%, 10/1/18		179,179	181,327
5.000%, 8/1/19		47,984	48,547
5.146%, 4/1/33 (l)		23,972	24,177
5.500%, 7/1/34		453,911	460,394

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Government National Mortgage Association
6.000%, 8/15/32		$238,147	$245,791
6.000%, 2/15/33		337,054	347,873
6.000%, 10/15/33		36,337	37,503
6.000%, 1/15/34		138,852	143,309
Small Business Administration
4.504%, 2/1/14		142,135	142,675

			2,874,402

U.S. Treasuries (76.4%)
U.S. Treasury Bonds
7.875%, 2/15/21		500,000	707,754
Inflation Indexed
3.625%, 1/15/08		120,351	127,351
3.875%, 1/15/09		2,371,120	2,579,982
0.875%, 4/15/10		6,671,080	6,506,384
3.500%, 1/15/11		1,675,650	1,857,156
3.000%, 7/15/12		8,650,720	9,501,596
2.000%, 1/15/14		1,157,453	1,192,222
2.000%, 7/15/14		21,969,885	22,638,429
2.375%, 1/15/25		13,873,003	15,186,055
3.625%, 4/15/28		5,649,823	7,591,289

			67,888,218

Total Government Securities			77,413,603

Industrials (0.1%)
Airlines (0.1%)
United Air Lines, Inc.
6.602%, 9/1/13 (h)		48,581	47,116
Series 00-2
7.186%, 4/1/11 (h)		48,866	46,760

			93,876

Road & Rail (0.0%)
Burlington Northern Santa Fe Corp.
6.375%, 12/15/05		20,000	20,208

Total Industrials			114,084

Materials (0.4%)
Chemicals (0.2%)
Nalco Co.
8.875%, 11/15/13		200,000	214,500

Containers & Packaging (0.2%)
Packaging Corp. of America
4.375%, 8/1/08		143,000	141,344

Total Materials			355,844

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
Deutsche Telekom International
Finance BV
8.125%, 5/29/12	EUR	76,000	119,264
France Telecom S.A.
7.000%, 3/14/08		$139,000	186,864

			306,128

Wireless Telecommunication Services (0.1%)
American Cellular Corp.
10.000%, 8/1/11		60,000	60,900
Nextel Communications, Inc.
7.375%, 8/1/15		60,000	64,800

			125,700

Total Telecommunication Services			431,828

Utilities (0.7%)
Electric Utilities (0.2%)
Nevada Power Co.
5.875%, 1/15/15 §		150,000	150,750
Pacific Gas & Electric Co.
3.820%, 4/3/06 (l)		$23,000	$23,000

			173,750

Gas Utilities (0.2%)
Tennessee Gas Pipeline Co.
8.375%, 6/15/32		150,000	176,504

Multi-Utilities & Unregulated Power (0.3%)
El Paso Production Holding Co.
7.750%, 6/1/13		60,000	64,050
NRG Energy, Inc.
8.000%, 12/15/13 §		165,000	174,075
Sonat, Inc.
7.625%, 7/15/11		35,000	35,262

			273,387

Total Utilities			623,641

Total Long-Term Debt Securities (95.7%) (Cost $84,721,030)			84,979,241

SHORT-TERM INVESTMENTS:
Commercial Paper (11.0%)
Dexia Delaware LLC
3.30%, 8/12/05 (p)		1,900,000	1,892,530
DNB Nor Bank ASA
3.40%, 9/29/05 (p)		100,000	99,147
Rabobank USA Finance Corp.
3.43%, 10/17/05 (p)		1,800,000	1,781,514
Skandinaviska Enskilda Banken
3.36%, 9/15/05 §(p)		1,500,000	1,489,290
Total Capital S.A.
3.37%, 7/1/05 §(p) .		2,100,000	2,099,803
UBS Finance Delaware LLC
3.39%, 7/1/05 (p)		500,000	499,953
3.43%, 10/17/05 (p)		1,900,000	1,880,487

Total Commercial Paper			9,742,724

Government Securities (38.0%)
Federal Home Loan Bank
2.82%, 7/1/05 (o)(p)		18,500,000	18,498,550
Federal Home Loan Mortgage Corp.
2.85%, 7/1/05 (o)(p)		9,500,000	9,499,248
3.33%, 9/6/05 (o)(p)		1,900,000	1,888,119
Federal National Mortgage Association
2.65%, 7/1/05 (o)(p)		2,100,000	2,099,845
France Treasury Bill
1.97%, 9/8/05 (o)(p)	EUR	720,000	868,338
2.02%, 9/22/05 (o)(p)	EUR	600,000	722,976
U.S. Treasury Bill
2.98%, 9/15/05 (o)(p)		$210,000	208,671

Total Government Securities			33,785,747

Time Deposit (2.7%)
JPMorgan Chase Nassau
2.70%, 7/1/05		2,454,273	2,454,273

Total Short-Term Investments (51.7%) (Cost/Amortized Cost $45,981,577)			45,982,744

	Number of Contracts
OPTIONS PURCHASED:
Put Options (0.0%)
EURODollar Futures
September-2005 @ 94.50*		10	62

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Contracts	Value (Note 1)
December-2005 @ 93.75*	15	$94

Total Options Purchased (0.0%) (Cost $250)		156

Total Investments before Options Written (147.4%) (Cost/Amortized Cost $130,702,857)		130,962,141

OPTIONS WRITTEN:
Call Options (0.0%)
U.S. Treasury Note 10 Year Futures
August-2005 @ 112.00*(d)	(17)	(31,609)
September-2005 @ 115.00*(d)	(3)	(984)
September-2005 @ 116.00*(d)	(10)	(1,406)

		(33,999)

Put Options (0.0%)
U.S. Treasury Note 10 Year Futures
September-2005 @ 107.00*	(17)	(266)
September-2005 @ 111.00*	(10)	(2,031)
December-2005 @ 110.00*	(3)	(1,594)

		(3,891)

Total Options Written (0.0%) (Premiums Received $24,495)		(37,890)

Total Investments (147.4%) (Cost/Amortized Cost $130,678,362)		130,924,251
Other Assets Less Liabilities (-47.4%)		(42,100,400)

Net Assets (100%)		$88,823,851

*	Non-income producing.

†	Securities (totaling $466,420 or 0.53% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $5,422,861 or 6.11% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(d)	Covered call option contracts written in connection with securities held.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default, non-income producing.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2005.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit.

JPY — Japanese Yen.

At June 30, 2005 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/05	Unrealized Appreciation (Depreciation)
Purchase
U.S. Long Bond	10	September-05	$1,183,750	$1,187,500	$3,750
U.S. 5 Year Treasury Notes	4	September-05	435,188	435,563	375

					4,125

Sales
U.S. 10 Year Treasury Notes	(116)	September-05	(13,068,437)	(13,162,375)	(93,938)

					$(89,813)

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

At June 30, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 7/26/05	480	$588,228	$581,515	$(6,713)
Japanese Yen, expiring 7/13/05	7,878	74,006	71,148	(2,858)

				(9,571)

Foreign Currency Sell Contracts
European Union, expiring 7/26/05	1,745	2,113,684	2,114,050	(366)
European Union, expiring 7/26/05	597	725,824	723,260	2,564
European Union, expiring 7/26/05	720	869,934	872,273	(2,339)

				(141)

				$(9,712)

Options written for the six months ended June 30, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	82	$27,495
Options Written	158	46,199
Options Terminated in Closing Purchase Transactions	(98)	(21,704)
Options Expired	(82)	(27,495)
Options Exercised	—	—

Options Outstanding—June 30, 2005	(60)	$24,495

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$50,712,663
U.S. Government securities	300,142,565

$350,855,228

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$59,941,323
U.S. Government securities	239,141,466

$299,082,789

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$531,206
Aggregate gross unrealized depreciation	(285,266)

Net unrealized appreciation	$245,940

Federal income tax cost of investments	$130,716,201

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (19.6%)
Asset Backed Securities (16.1%)
American Express Credit Account Master Trust,
Series 03-4 A
1.690%, 1/15/09	$4,500,000	$4,407,320
Ameriquest Mortgage Securities, Inc.,
Series 03-6 M1
4.074%, 5/25/33 (l)	400,000	402,821
Amresco Residential Securities Mortgage Loan Trust,
Series 98-2 M1F
6.745%, 6/25/28	105,417	105,138
Asset Backed Funding Certificates,
Series 01-1 M1
6.863%, 5/20/32	375,000	377,511
Atherton Franchisee Loan Funding,
Series 98-A A2
6.720%, 5/15/20 §	144,613	145,180
Bank One Issuance Trust,
Series 02-C3 C3
3.760%, 8/15/08	200,000	199,972
Capital One Multi-Asset Execution Trust,
Series 03-C1 C1
5.770%, 3/15/11 (l)	250,000	263,751
Centex Home Equity,
Series 04-D MV3
4.314%, 9/25/34 (l)	250,000	252,216
Chemical Master Credit Card Trust I,
Series 96-2 A
5.980%, 9/15/08	2,325,000	2,350,717
Circuit City Credit Card Master Trust,
Series 03-2 CTFS
7.220%, 4/15/11 §(l)	400,000	408,594
Citibank Credit Card Issuance Trust,
Series 02-C3 C3
4.550%, 3/14/11 (l)	250,000	255,101
DVI Receivables Corp.,
Series 03-1 D1 †
5.160%, 3/12/11 (l)	160,268	—
Gracechurch Card Funding plc,
Series 8A
3.352%, 6/15/10 (l)	350,000	349,891
John Deere Owner Trust
3.020%, 3/15/11	4,150,000	4,064,951
Lehman ABS Manufactured Housing Contract,
Series 02-A A
3.670%, 6/15/33 (l)	116,717	116,540
MBNA Credit Card Master Note Trust
5.150%, 7/15/09	3,605,000	3,663,451
Morgan Stanley ABS Capital I,
Series 04-HE4 M3
4.814%, 5/25/34 (l)	200,000	199,995
Triad Auto Receivables Owner Trust,
Series 04-A A4
2.590%, 9/13/10	4,000,000	3,887,434
World Financial Network Credit Card Master Trust,
Series 04-B C
3.870%, 7/15/10 (l)	$400,000	$400,639

		21,851,222

Collateralized Mortgage Obligations (3.1%)
Washington Mutual, Inc.,
Series 03-AR10 A4
4.075%, 10/25/33 (l)	4,250,000	4,226,207

Non-Agency CMO (0.4%)
Bank of America Mortgage Securities,
Series 03-I 1A1
3.285%, 10/25/33 (l)	314,499	317,820
Series 04-A 1A1
3.481%, 2/25/34 (l)	209,372	208,763

		526,583

Total Asset-Backed and Mortgage-Backed Securities		26,604,012

Consumer Discretionary (1.5%)
Auto Components (0.2%)
BorgWarner, Inc.
7.000%, 11/1/06	250,000	256,904

Automobiles (0.4%)
DaimlerChrysler NA Holdings Corp.
3.890%, 5/24/06 (l)	200,000	200,514
Ford Motor Credit Co.
4.308%, 9/28/07 (l)	400,000	386,539

		587,053

Household Durables (0.3%)
Lennar Corp.
3.780%, 8/20/07 (l)	400,000	400,970

Media (0.6%)
News America, Inc.
6.625%, 1/9/08	600,000	633,137
Walt Disney Co.
6.750%, 3/30/06	225,000	229,462

		862,599

Total Consumer Discretionary		2,107,526

Consumer Staples (0.2%)
Beverages (0.2%)
PepsiCo, Inc.
3.200%, 5/15/07	250,000	246,753

Total Consumer Staples		246,753

Energy (0.2%)
Oil & Gas (0.2%)
Devon Energy Corp.
2.750%, 8/1/06	275,000	270,226

Total Energy		270,226

Financials (5.9%)
Commercial Banks (1.2%)
RBS Capital Trust IV
4.290%, 9/29/49 (l)	400,000	401,519
Residential Capital Corp.
4.835%, 6/29/07 (b)(l)	1,000,000	1,000,376
Wells Fargo & Co.
3.120%, 8/15/08	250,000	243,499

		1,645,394

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Finance (0.4%)
Capital One Financial Corp.
8.750%, 2/1/07	$350,000	$373,702
General Motors Acceptance Corp.
6.750%, 1/15/06	225,000	226,775

		600,477

Diversified Financial Services (3.5%)
CIT Group, Inc.
3.660%, 9/20/07 (l)	300,000	300,704
HSBC Finance Corp.
4.125%, 3/11/08	3,000,000	2,993,115
International Lease Finance Corp.
5.625%, 6/1/07	330,000	338,297
John Deere Capital Corp.
3.504%, 6/10/08 (l)	1,200,000	1,200,091

		4,832,207

Thrifts & Mortgage Finance (0.8%)
Countrywide Home Loans, Inc.
5.625%, 5/15/07	1,000,000	1,024,589

Total Financials		8,102,667

Government Securities (56.9%)
Agency CMO (4.6%)
Federal National Mortgage Association
4.657%, 5/1/35 (l)	1,487,464	1,493,920
4.909%, 6/1/35 (l)	4,644,239	4,702,481

		6,196,401

U.S. Government Agencies (15.8%)
Federal Home Loan Bank
2.875%, 9/15/06	10,000,000	9,892,040
Federal National Mortgage Association
2.750%, 8/11/06	500,000	494,400
3.875%, 5/15/07	10,000,000	10,022,510
4.578%, 5/1/33 (l)	494,806	495,794
3.692%, 6/1/34 (l)	205,527	205,148
4.273%, 7/1/34 (l)	410,678	412,660

		21,522,552

U.S. Treasuries (36.5%)
U.S. Treasury Notes
6.500%, 10/15/06	10,000,000	10,362,890
3.125%, 1/31/07	6,400,000	6,349,498
6.125%, 8/15/07	8,000,000	8,401,872
3.000%, 11/15/07	7,400,000	7,292,470
3.750%, 5/15/08	8,400,000	8,418,379
3.125%, 9/15/08	9,000,000	8,847,423

		49,672,532

Total Government Securities		77,391,485

Health Care (0.3%)
Pharmaceuticals (0.3%)
Pfizer, Inc.
2.500%, 3/15/07	400,000	390,801

Total Health Care		390,801

Industrials (2.5%)
Aerospace & Defense (0.1%)
Goodrich Corp.
6.450%, 12/15/07	170,000	178,216

Airlines (0.8%)
Southwest Airlines Co.
7.875%, 9/1/07	1,000,000	1,069,981

Industrial Conglomerates (1.5%)
Tyco International Group S.A.
5.800%, 8/1/06	2,000,000	2,035,820

Road & Rail (0.1%)
GATX Corp.
6.000%, 11/19/08
	$140,000	$146,079

Total Industrials		3,430,096

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.2%)
Deutsche Telekom International
Finance B.V.
3.875%, 7/22/08	600,000	593,324
Sprint Capital Corp.
6.000%, 1/15/07	1,005,000	1,029,870

Total Telecommunication Services		1,623,194

Utilities (0.6%)
Electric Utilities (0.3%)
Northern States Power Co.
2.875%, 8/1/06	250,000	247,041
Pacific Gas & Electric Co.
3.82%, 4/3/06 (l)	124,000	124,000

		371,041

Gas Utilities (0.3%)
Sempra Energy
3.754%, 5/21/08 (l)	400,000	400,679

Total Utilities		771,720

Total Long-Term Debt Securities (88.9%) (Cost $121,152,796)		120,938,480

SHORT-TERM INVESTMENT:
Time Deposit (7.8%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $10,598,216)	10,598,216	10,598,216

Total Investments (96.7%) (Cost/Amortized Cost $131,751,012)		131,536,696
Other Assets Less Liabilities (3.3%)		4,494,007

Net Assets (100%)		$136,030,703

(†)	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $553,774 or 0.41% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$63,465,200
U.S. Government securities	70,047,008

$133,512,208

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,193,000
U.S. Government securities	20,449,219

$24,642,219

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,349
Aggregate gross unrealized depreciation	(311,665)

Net unrealized depreciation	$(214,316)

Federal income tax cost of investments	$131,751,012

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.9%)
Advertising (0.0%)
FTD Group, Inc.*	3,900	$44,265

Auto Components (0.9%)
Accuride Corp.*	10,464	111,232
Aftermarket Technology Corp.*	6,800	118,524
American Axle & Manufacturing Holdings, Inc.	17,378	439,142
ArvinMeritor, Inc.	28,000	498,120
Bandag, Inc.	6,300	290,115
Commercial Vehicle Group, Inc.*	6,800	120,700
Cooper Tire & Rubber Co.	28,700	532,959
Drew Industries, Inc.*	3,400	154,360
Goodyear Tire & Rubber Co.*^	7,594	113,151
Hayes Lemmerz International, Inc.*^	15,100	107,512
Keystone Automotive Industries, Inc.*	6,300	155,799
Midas, Inc.*^	6,700	154,100
Modine Manufacturing Co.	14,525	472,934
Noble International Ltd.	6,300	148,365
R&B, Inc.*	4,428	62,169
Sauer-Danfoss, Inc.^	5,900	104,843
Sports Resorts International, Inc.*	6,875	5,431
Standard Motor Products, Inc.^	8,400	110,880
Stoneridge, Inc.*	1,359	8,970
Strattec Security Corp.*	1,600	87,136
Superior Industries International, Inc.^	10,800	255,960
Tenneco Automotive, Inc.*	15,800	262,912
Visteon Corp.	54,500	328,635

		4,643,949

Automobiles (0.3%)
Coachmen Industries, Inc.^	5,300	66,409
Fleetwood Enterprises, Inc.*	20,900	212,135
Monaco Coach Corp.	12,750	219,173
Thor Industries, Inc.^	15,800	496,594
Winnebago Industries, Inc.^	12,600	412,650

		1,406,961

Commercial Services & Supplies (0.1%)
DeVry, Inc.*	22,215	442,078
Knoll, Inc.	1,799	30,781

		472,859

Distributors (0.2%)
Beacon Roofing Supply, Inc.*^	7,200	189,360
BlueLinx Holdings, Inc.	2,800	29,624
Earle M Jorgensen Co.*	6,567	52,864
Handleman Co.	8,100	133,731
LKQ Corp.*^	6,400	173,760
Source Interlink Cos., Inc.*	18,829	232,915
WESCO International, Inc.*	11,700	367,146

		1,179,400

Electronic Equipment & Instruments (0.0%)
DTS, Inc.*	6,800	121,244

Hotels, Restaurants & Leisure (2.9%)
AFC Enterprises, Inc.*	9,054	119,332
Alliance Gaming Corp.*	20,500	287,410
Ambassadors Group, Inc.	2,325	86,467
Ameristar Casinos, Inc.	8,200	213,938
Argosy Gaming Co.*	11,500	536,015
Aztar Corp.*	14,700	503,475
BJ’s Restaurants, Inc.*	6,300	128,142
Bob Evans Farms, Inc.	15,200	354,464
Boyd Gaming Corp.^	2,268	115,963
Buffalo Wild Wings, Inc.*^	4,050	126,360
California Pizza Kitchen, Inc.*	7,812	$213,033
CBRL Group, Inc.	3,119	121,204
CEC Entertainment, Inc.*^	14,700	618,723
Churchill Downs, Inc.^	2,400	101,976
CKE Restaurants, Inc.	26,800	373,056
Dave and Busters, Inc.*	7,000	129,080
Denny’s Corp.*	9,224	46,120
Dominos Pizza, Inc.	10,300	229,278
Dover Motorsports, Inc.^	25,100	150,600
Empire Resorts, Inc.*^	3,929	15,912
Gaylord Entertainment Co.*	16,620	772,664
Great Wolf Resorts, Inc.*	9,000	183,960
IHOP Co.	9,800	425,222
International Speedway Corp., Class A	1	39
Isle of Capri Casinos, Inc.*^	5,089	133,332
Jack in the Box, Inc.*	16,300	618,096
Krispy Kreme Doughnuts, Inc.*^	22,100	153,816
La Quinta Corp.*	78,850	735,671
Landry’s Restaurants, Inc.	9,400	282,846
Lone Star Steakhouse & Saloon, Inc.	7,007	213,083
Magna Entertainment Corp., Class A*^	18,200	102,648
Marcus Corp.	6,500	137,930
Mikohn Gaming Corp.*	8,613	126,826
Monarch Casino & Resort, Inc.*	5,386	118,707
MTR Gaming Group, Inc.*	8,100	94,284
Multimedia Games, Inc.*^	9,900	108,999
Navigant International, Inc.*	6,200	91,078
Nevada Gold & Casinos, Inc.*	2,223	24,120
O’Charley’s, Inc.*	13,300	234,878
P.F. Chang’s China Bistro, Inc.	10,500	619,290
Papa John’s International, Inc.*^	3,800	151,886
Penn National Gaming, Inc.*	5,747	209,766
Pinnacle Entertainment, Inc.*^	15,150	296,334
Rare Hospitality International, Inc.*	14,200	432,674
Red Robin Gourmet Burgers*	5,000	309,900
Riviera Holdings Corp.*	5,620	127,293
Ruby Tuesday, Inc.	21,578	558,870
Ryan’s Restaurant Group, Inc.*	20,950	293,510
Scientific Games Corp., Class A*	4,599	123,851
Shuffle Master, Inc.*^	15,525	435,166
Six Flags, Inc.*	45,900	213,435
Sonic Corp.*	4,830	147,460
Speedway Motorsports, Inc.	8,232	300,962
Steak n Shake Co.*^	11,152	207,650
Sunterra Resorts, Inc.*	6,990	113,308
Texas Roadhouse, Inc.*^	8,419	292,560
Triarc Cos., Inc., Class B^	11,350	168,661
Vail Resorts, Inc.*	11,782	331,074
WMS Industries, Inc.*^	9,600	324,000

		14,686,397

Household Durables (1.4%)
American Greetings Corp., Class A^	3,886	102,979
Blount International, Inc.*	12,300	205,287
Blyth, Inc.	11,800	330,990
Brookfield Homes Corp.	5,300	241,680
Champion Enterprises, Inc.*^	29,200	290,248
CSS Industries, Inc.	2,597	87,882
Department 56, Inc.*	1,314	13,469
Dominion Homes, Inc.*^	612	9,878
Ethan Allen Interiors, Inc.^	13,200	442,332
Furniture Brands International, Inc.^	21,100	455,971
Hooker Furniture Corp.	4,200	73,374

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Interface, Inc., Class A*^	29,000	$233,450
Jarden Corp.*^	12,650	682,088
Kimball International, Inc., Class B	8,522	112,490
La-Z-Boy, Inc.^	21,100	307,427
Libbey, Inc.	4,200	66,402
M/I Homes, Inc.	5,000	270,500
Maytag Corp.	29,160	456,646
Meritage Homes Corp.*	987	78,467
National Presto Industries, Inc.	2,500	110,175
Palm Harbor Homes, Inc.*^	5,800	109,214
Skyline Corp.	2,600	103,818
Stanley Furniture Co., Inc.	6,400	157,184
Technical Olympic USA, Inc.^	6,187	150,220
Tempur-Pedic International, Inc.*	633	14,040
Tupperware Corp.	21,100	493,107
WCI Communities, Inc.*	13,700	438,811
William Lyon Homes, Inc.*	1,400	135,814
Yankee Candle Co., Inc.	20,004	642,128

		6,816,071

Internet & Catalog Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	23,700	166,848
Alloy Online, Inc.*^	19,300	99,202
Audible, Inc.*	8,902	154,628
Blair Corp.	4,500	177,750
Blue Nile, Inc.*	4,600	150,374
Coldwater Creek, Inc.*^	13,950	347,494
Drugstore.com*^	41,500	173,055
GSI Commerce, Inc.*	9,600	160,800
Insight Enterprises, Inc.*	18,800	379,384
J. Jill Group, Inc.*^	6,800	93,500
MIVA, Inc.*	431	2,000
Netflix, Inc.*	13,409	220,042
Nutri/System, Inc.*	8,641	127,541
Overstock.com, Inc.*^	5,700	202,920
Priceline.com, Inc.*^	9,616	224,341
Provide Commerce, Inc.*	3,900	84,201
Stamps.com, Inc.*^	7,950	149,063
Systemax, Inc.*	13,200	88,704
Valuevision Media, Inc., Class A*	17,100	205,371

		3,207,218

Leisure Equipment & Products (0.6%)
Action Performance Cos., Inc.^	684	6,033
Arctic Cat, Inc.	5,000	102,650
Callaway Golf Co.^	27,900	430,497
JAKKS Pacific, Inc.*^	8,300	159,443
K2, Inc.*	14,700	186,396
Leapfrog Enterprises, Inc.*	11,100	125,430
Life Time Fitness, Inc.*	9,380	307,758
Marine Products Corp.	13,500	196,425
MarineMax, Inc.*	4,500	140,625
Nautilus, Inc.	12,572	358,302
Oakley, Inc.	8,400	143,052
RC2 Corp.*	6,900	259,233
SCP Pool Corp.^	5,463	191,696
Steinway Musical Instruments, Inc.*	3,900	114,504
Sturm Ruger & Co., Inc.^	7,700	64,449

		2,786,493

Media (2.4%)
4Kids Entertainment, Inc.*^	4,100	81,508
ADVO, Inc.^	13,400	426,790
Arbitron, Inc.	12,900	553,410
Beasley Broadcasting Group, Inc., Class A*	7,960	115,340
Carmike Cinemas, Inc.	4,785	146,804
Catalina Marketing Corp.^	22,200	564,102
Charter Communications, Inc., Class A*	110,400	$130,272
Citadel Broadcasting Corp.*	14,990	171,636
Courier Corp.^	3,375	129,634
Cox Radio, Inc., Class A*	14,106	222,170
Crown Media Holdings, Inc., Class A*^	24,800	233,864
Cumulus Media, Inc., Class A*	19,600	230,888
Emmis Communications Corp., Class A*	13,078	231,088
Entercom Communications Corp.*	12,800	426,112
Entravision Communications Corp.*	30,455	237,244
Fisher Communications, Inc.*	1,800	85,122
Gemstar-TV Guide International, Inc.*	86,349	309,993
Gray Television, Inc.	21,100	254,466
Harris Interactive, Inc.*^	44,100	214,767
Hollinger International, Inc., Class A	24,450	244,744
Insight Communications Co., Inc.*	15,100	166,855
Interactive Data Corp.*	685	14,234
Journal Communications, Inc., Class A^	8,000	134,400
Journal Register Co.*^	16,000	280,160
Lakes Entertainment, Inc.*	11,700	180,180
Liberty Corp.^	7,792	286,824
Lin TV Corp., Class A*^	14,000	194,460
Lodgenet Entertainment Corp.*	5,300	87,927
Martha Stewart Living Omnimedia, Class A*^	9,154	267,114
Media General, Inc., Class A	8,007	518,533
Mediacom Communications Corp., Class A*	26,500	182,055
Navarre Corp.*^	9,000	71,955
Nelson (Thomas), Inc.	5,000	108,800
Opnet Technologies, Inc.*^	770	6,237
Paxson Communications Corp.*	5,580	3,348
Playboy Enterprises, Inc., Class B*	14,100	182,454
Primedia, Inc.*	50,100	202,905
ProQuest Co.*	11,700	383,643
R.H. Donnelley Corp.*	1,297	80,388
Radio One, Inc., Class D*	30,199	385,641
RCN Corp.*	3,341	77,144
Reader’s Digest Association, Inc. (Non-Voting)	40,000	660,000
Reading International, Inc.*^	4,108	29,947
Regent Communications, Inc.*	14,300	83,941
Saga Communications, Inc., Class A*	4,800	67,200
Salem Communications Corp., Class A*	3,700	73,408
Scholastic Corp.*^	12,200	470,310
Sinclair Broadcast Group, Inc., Class A^	12,908	117,205
Spanish Broadcasting System, Class A*^	10,765	107,542
Tivo, Inc.*^	38,390	256,445
Valassis Communications, Inc.*	23,100	855,855
Value Line, Inc.	4,800	188,400
World Wrestling Entertainment, Inc.	13,180	150,516
Young Broadcasting, Inc., Class A*^	2,944	12,218

		11,898,198

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (0.4%)
99 Cents Only Stores*	19,700	$250,387
Big Lots, Inc.*	41,555	550,188
Conn’s, Inc.*	8,500	207,995
Fred’s, Inc.^	16,530	274,067
Retail Ventures, Inc.*	9,673	131,940
ShopKo Stores, Inc.*	12,800	311,168
Tuesday Morning Corp.	10,400	327,808

		2,053,553

Specialty Retail (4.0%)
A.C. Moore Arts & Crafts, Inc.*^	4,300	135,923
Aaron Rents, Inc.	15,450	384,550
Aeropostale, Inc.*	24,650	828,240
America’s Car-Mart, Inc.*	5,400	121,554
Asbury Automotive Group, Inc.*	5,300	81,673
Bebe Stores, Inc.	10	265
Big 5 Sporting Goods Corp.	8,200	232,716
Blockbuster, Inc., Class A	68,423	624,018
Bombay Co., Inc.*^	11,400	64,980
Brookstone, Inc.*^	6,075	114,696
Buckle, Inc	4,000	177,360
Building Material Holding Corp.	5,700	394,953
Burlington Coat Factory Warehouse Corp.	6,200	264,368
Cabela’s, Inc., Class A*	11,782	251,664
Cache, Inc.*^	9,300	154,566
Cato Corp., Class A	12,750	263,287
Charlotte Russe Holding, Inc.*^	5,900	73,514
Charming Shoppes, Inc.*	50,300	469,299
Children’s Place Retail Stores Inc*^	9,000	420,030
Christopher & Banks Corp.	17,575	320,919
Cost Plus, Inc.*	10,300	256,882
CSK Auto Corp.*	18,700	311,916
Deb Shops, Inc.^	4,500	130,365
Dick’s Sporting Goods, Inc.*^	130	5,017
Dress Barn, Inc.*	6,400	144,832
Electronics Boutique Holdings Corp.*	4,500	285,705
Finish Line, Inc., Class A	19,000	359,480
GameStop Corp., Class B*	19,079	570,462
Genesco, Inc.*^	12,200	452,498
Goody’s Family Clothing, Inc.	8,600	63,425
Group 1 Automotive, Inc.*	8,700	209,148
Guess?, Inc.*^	6,200	102,796
Guitar Center, Inc.*	11,300	659,581
Gymboree Corp.*^	10,000	136,600
Hancock Fabrics, Inc.	742	4,927
Haverty Furniture Cos., Inc.	5,400	79,812
Hibbett Sporting Goods, Inc.*	9,350	353,804
HOT Topic, Inc.*	19,275	368,538
Jo-Ann Stores, Inc.*	7,835	206,766
Jos. A. Bank Clothiers, Inc.*^	4,687	202,947
Kirkland’s, Inc.*	2,323	21,697
Linens ‘N Things, Inc.*^	18,200	430,612
Lithia Motors, Inc.^	4,400	126,940
Men’s Wearhouse, Inc.*	3,100	106,733
Monro Muffler, Inc.*	4,250	125,418
Movie Gallery, Inc.^	10,830	286,237
New York & Co., Inc.*	5,187	109,238
Pacific Sunwear of California, Inc.*	28,035	644,525
Payless Shoesource, Inc.*	27,600	529,920
Pep Boys Manny, Moe & Jack^	23,300	315,482
PETCO Animal Supplies, Inc.*	22,039	646,183
Pier 1 Imports, Inc.	33,312	472,697
Regis Corp.	16,445	642,671
Rent-Way, Inc.*	18,200	179,088
Restoration Hardware, Inc.*^	31,200	255,216
Rush Enterprises, Inc., Class A*	2,854	$38,072
Rush Enterprises, Inc., Class B*	1,734	23,253
Select Comfort Corp.*	14,700	315,021
Sharper Image Corp.*^	3,200	40,736
Shoe Carnival, Inc.*	5,400	117,504
Sonic Automotive, Inc.	13,900	295,514
Sports Authority, Inc.*	10,828	344,330
Stage Stores, Inc.*	7,900	344,440
Stein Mart, Inc	11,700	257,400
Talbots, Inc	8,411	273,105
TBC Corp.*	8,200	222,466
Too, Inc.*	17,449	407,783
Tractor Supply Co.*^	12,600	618,660
Trans World Entertainment Corp.*	14,300	169,169
United Auto Group, Inc.^	10,884	324,343
West Marine, Inc.*^	4,000	72,240
Zale Corp.*	21,120	669,293

		19,710,062

Textiles, Apparel & Luxury Goods (1.1%)
Brown Shoe Co., Inc.	9,100	356,265
Carter’s, Inc.*^	7,573	442,112
Cherokee, Inc.	4,200	145,404
Deckers Outdoor Corp.*^	3,900	95,940
DHB Industries, Inc.*^	13,800	116,610
Fossil, Inc.*	16,811	381,609
Hartmarx Corp.*	15,900	160,113
K-Swiss, Inc., Class A	11,000	355,740
Kellwood Co.^	11,200	301,280
Kenneth Cole Productions, Class A	3,100	96,472
Movado Group, Inc.	6,400	120,832
OshKosh B’Gosh, Inc., Class A^	3,920	101,881
Oxford Industries, Inc.^	7,300	314,265
Perry Ellis International, Inc.*	3,300	77,187
Phillips-Van Heusen Corp.	11,580	378,550
Quicksilver, Inc.*	11,656	186,263
Russell Corp.	13,406	274,153
Skechers U.S.A., Inc., Class A*	8,900	126,914
Steven Madden Ltd.*	4,000	71,040
Stride Rite Corp.	12,500	172,375
Unifirst Corp.	4,200	170,268
Warnaco Group, Inc.*	17,900	416,175
Wolverine World Wide, Inc.	27,600	662,676

		5,524,124

Total Consumer Discretionary		74,550,794

Consumer Staples (3.2%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*^	5,100	114,444
Coca Cola Bottling Co.	1,600	80,864
Hansen Natural Corp.*^	2,640	223,661
National Beverage Corp.*	11,600	92,568

		511,537

Food & Staples Retailing (1.0%)
Arden Group, Inc.	1,200	95,136
Casey’s General Stores, Inc.^	21,700	430,094
Central European Distribution Corp.*^	3,900	145,587
Great Atlantic & Pacific Tea Co., Inc.*^	8,720	253,403
Ingles Markets, Inc., Class A^	10,300	141,831
Longs Drug Stores Corp.	16,096	692,933
Nash Finch Co.^	5,250	192,885
NeighborCare, Inc.*	15,100	500,867
Pantry, Inc.*	6,100	236,253
Pathmark Stores, Inc.*	12,900	113,004
Performance Food Group Co.*^	18,800	567,948
Ruddick Corp.	16,700	426,351

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Smart & Final, Inc.*^	9,800	$120,050
Spartan Stores, Inc.*	8,605	126,235
Topps Co., Inc.^	10,600	106,318
United Natural Foods, Inc.*^	18,200	552,734
Weis Markets, Inc.	5,687	220,599
Wild Oats Markets, Inc.*	8,400	96,180

		5,018,408

Food Products (1.2%)
Alico, Inc.*^	2,600	133,718
American Italian Pasta Co^	8,100	170,262
Chiquita Brands International, Inc.^	16,600	455,836
Corn Products International, Inc.	32,400	769,824
Delta & Pine Land Co.	16,400	410,984
Farmer Brothers Co.	7,314	162,809
Flowers Foods, Inc.	14,925	527,748
Gold Kist, Inc.*^	19,760	426,421
Hain Celestial Group, Inc.*^	13,400	261,300
J & J Snack Foods Corp.	2,400	125,640
John B. Sanfilippo & Son, Inc.*^	5,500	126,830
Lancaster Colony Corp.	10,900	467,828
Lance, Inc.	12,161	209,291
M & F Worldwide Corp.*	6,300	84,168
Maui Land & Pineapple Co., Inc.*	3,200	121,856
Peet’s Coffee & Tea, Inc.*^	5,300	175,112
Ralcorp Holdings, Inc.	12,680	521,782
Sanderson Farms, Inc.^	7,600	345,344
Seaboard Corp.	200	332,800
Tootsie Roll Industries, Inc.	9,192	268,866

		6,098,419

Household Products (0.2%)
Central Garden & Pet Co.*	8,500	417,520
Spectrum Brands, Inc.*	4,937	162,921
WD-40 Co.^	9,400	262,542

		842,983

Personal Products (0.5%)
Chattem, Inc.*	7,400	306,360
Elizabeth Arden, Inc.*	10,400	243,256
Inter Parfums, Inc.^	5,900	114,401
Mannatech, Inc.^	6,200	117,924
Nature’s Sunshine Products, Inc.	7,500	130,800
NBTY, Inc.*	21,196	549,824
NU Skin Enterprises, Inc., Class A	21,237	494,822
Parlux Fragrances, Inc.*	1,307	36,165
Playtex Products, Inc.*	13,400	144,184
Revlon, Inc., Class A*	58,700	180,209
USANA Health Sciences, Inc.*	4,600	194,580

		2,512,525

Tobacco (0.2%)
Alliance One International, Inc.	27,900	167,679
Star Scientific, Inc.*	26,900	120,243
Universal Corp.	10,100	442,178
Vector Group Ltd.	8,287	153,890

		883,990

Total Consumer Staples		15,867,862

Energy (5.3%)
Energy Equipment & Services (2.1%)
Atwood Oceanics, Inc.*	5,000	307,800
Cal Dive International, Inc.*	16,278	852,479
Carbo Ceramics, Inc.^	5,600	442,176
Dril-Quip, Inc.*	4,181	121,291
Global Industries Ltd.*	33,900	288,150
Grey Wolf, Inc.*	84,700	627,627
Gulf Island Fabrication, Inc.	6,200	123,256
Gulfmark Offshore, Inc.*	6,000	163,860
Hanover Compressor Co.*^	30,800	354,508
Hornbeck Offshore Services, Inc.*	7,200	$195,048
Hydril Co.*	8,011	435,398
Input/Output, Inc.*^	21,000	131,880
Lone Star Technologies, Inc.*	14,100	641,550
Lufkin Industries, Inc.	6,800	244,664
Matrix Service Co.*	2,586	11,844
Maverick Tube Corp.*^	19,900	593,020
Newpark Resources, Inc.*^	34,700	260,250
NS Group, Inc.*	7,600	247,076
Oceaneering International, Inc.*	11,200	432,880
Offshore Logistics, Inc.*	8,400	275,856
Oil States International, Inc.*	17,400	437,958
Parker Drilling Co.*	36,000	252,360
Pioneer Drilling Co.*	2,334	35,617
RPC, Inc.	7,502	126,934
Seabulk International, Inc.*	8,200	174,250
SEACOR Holdings, Inc.*^	8,450	543,335
Superior Energy Services, Inc.*	31,811	566,235
Tetra Technologies, Inc.*	9,200	293,020
Todco, Class A*	19,775	507,624
Unit Corp.*	3,541	155,839
Universal Compression Holdings, Inc.*	5,700	206,568
Veritas DGC, Inc.*	13,400	371,716
W-H Energy Services, Inc.*	10,900	271,737

		10,693,806

Metals & Mining (0.1%)
Alpha Natural Resources, Inc.*	12,900	308,052

Oil & Gas (3.1%)
Atlas America, Inc.*	2,699	100,376
ATP Oil & Gas Corp.*	2,236	52,322
Berry Petroleum Co., Class A	7,500	396,600
Bill Barrett Corp.*	5,700	168,606
Bois D’Arc Energy, Inc.*	3,926	57,909
Brigham Exploration Co.*^	16,700	152,471
Cabot Oil & Gas Corp., Class A	20,400	707,880
Callon Petroleum Co.*	11,150	164,797
Carrizo Oil & Gas, Inc.*	7,946	135,559
Cheniere Energy, Inc.*	22,200	690,420
Cimarex Energy Co.*	34,693	1,349,905
Clayton Williams Energy, Inc.*	4,074	122,179
Comstock Resources, Inc.*	17,159	433,951
Crosstex Energy, Inc.	3,450	166,635
Delta Petroleum Corp.*	9,000	127,080
Denbury Resources, Inc.*	6,171	245,421
Edge Petroleum Corp.*^	9,800	153,076
Encore Acquisition Co.*	13,751	563,791
Endeavour International Corp.*	7,220	26,209
Energy Partners Ltd.*	14,300	374,803
Forest Oil Corp.*	3,134	131,628
Frontier Oil Corp.	23,488	689,373
FX Energy, Inc.*^	13,600	150,008
Giant Industries, Inc.*	5,200	187,200
Goodrich Petroleum Corp.*	1,690	34,780
Harvest Natural Resources, Inc.*	12,100	132,253
Holly Corp.	9,000	420,030
Houston Exploration Co.*	12,084	641,056
James River Coal Co. *	2,295	79,522
KCS Energy, Inc.*^	21,500	373,455
McMoRan Exploration Co.*^	5,300	103,403
Meridian Resource Corp.*	36,014	172,147
Mission Resources Corp.*	14,538	117,322
Overseas Shipholding Group, Inc.	2,047	122,104
Pacific Ethanol, Inc.*	5,636	56,191
Penn Virginia Corp.	7,300	326,091

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Petrohawk Energy Corp.*	3,823	$41,288
Petroleum Development Corp.*	6,200	197,470
Plains Exploration & Production Co.*	9,313	330,891
Quicksilver Resources, Inc.*	279	17,836
Range Resources Corp.	7,155	192,470
Remington Oil & Gas Corp.*	9,600	342,720
Resource America, Inc., Class A	6,800	262,004
Southwestern Energy Co.*	5,402	253,786
Spinnaker Exploration Co.*	10,064	357,171
St. Mary Land & Exploration Co.^	22,800	660,744
Stone Energy Corp.*	10,156	496,628
Swift Energy Co.*^	14,500	519,390
Syntroleum Corp.*^	17,600	180,576
Tesoro Corp.	5,713	265,769
Toreador Resources Corp.*	1,508	36,629
Transmontaigne, Inc.*	14,600	153,300
Tri-Valley Corp.*	2,431	33,864
Vintage Petroleum, Inc.	4,752	144,793
W&T Offshore, Inc.	6,660	160,306
Warren Resources, Inc.*	4,885	51,048
Whiting Petroleum Corp.*^	11,700	424,827
World Fuel Services Corp.	9,800	229,418

		15,279,481

Total Energy		26,281,339

Financials (21.9%)
Capital Markets (0.5%)
Affiliated Managers roup, Inc.*^	787	53,776
Capital Southwest Corp.	999	89,580
Cohen & Steers, Inc.	8,050	165,910
Gabelli Asset Management Class A	2,500	110,475
Investment Technology Group, Inc.*	23,400	491,868
LaBranche & Co., Inc.	21,300	134,190
National Financial Partners Corp.	13,500	528,390
Piper Jaffray Cos.*	8,000	243,440
Sanders Morris Harris Group, Inc.	7,800	134,160
SWS Group, Inc.	4,782	82,155
Waddell & Reed Financial, Inc.	27,718	512,783

		2,546,727

Commercial Banks (7.5%)
1st Source Corp.^	4,251	97,518
ABC Bancorp^	8,040	145,363
Alabama National Bancorporation^	5,000	326,850
Amcore Financial, Inc.	12,400	370,512
Amegy Bancorp, Inc.	27,600	617,688
AmericanWest Bancorp*	4,400	87,780
Ames National Corp.	478	52,848
Arrow Financial Corp.	3,256	90,647
BancFirst Corp.	1,500	130,485
Bancorpsouth, Inc.^	31,100	733,960
BancTrust Financial Group, Inc.	6,000	117,180
Bank of Granite Corp.^	4,512	86,360
Bank of the Ozarks, Inc.^	4,000	131,360
Banner Corp.	3,600	100,836
Boston Private Financial Holdings, Inc.	10,900	274,680
Camden National Corp.	2,800	91,700
Capital City Bank Group, Inc.^	2,987	120,675
Capital Corp. of the West^	4,140	114,885
Capitol Bancorp Ltd.	3,300	110,913
Cascade Bancorp^	5,500	115,720
Cathay General Bancorp^	19,200	647,232
Center Financial Corp.^	7,000	$173,810
Central Coast Bancorp*^	6,737	121,940
Central Pacific Financial Corp.	11,700	416,520
Chemical Financial Corp.	11,488	380,368
Chittenden Corp.	17,737	482,446
Citizens & Northern Corp.	1,203	37,582
Citizens Banking Corp.^	21,500	649,730
City Holdings Co.	8,900	325,028
CoBiz, Inc.^	7,500	135,975
Columbia Bancorp/Maryland	3,000	109,350
Columbia Banking System, Inc.	4,714	116,059
Community Bank System, Inc.	12,600	307,314
Community Banks, Inc.^	3,502	90,772
Community Trust Bancorp, Inc.	4,985	163,109
CVB Financial Corp.^	22,349	439,828
East-West Bancorp, Inc.	2,988	100,367
Enterprise Financial Services Corp.*	2,016	47,678
EuroBancshares, Inc.*	6,900	110,745
Farmers Capital Bank Corp.	2,500	86,600
Financial Institutions, Inc.	5,900	106,318
First Bancorp/North Carolina	4,200	92,946
First Bancorp/Puerto Rico^	13,900	558,085
First Charter Corp.	15,516	340,887
First Citizens BancShares Inc./North Carolina, Class A	3,000	433,650
First Commonwealth Financial Corp.	30,252	414,452
First Community Bancorp, Inc./California	4,200	199,500
First Community Bancshares, Inc./Virginia	3,245	105,463
First Financial Bancorp^	17,083	322,869
First Financial Bankshares, Inc.	10,044	339,889
First Financial Corp./Indiana^	4,600	132,158
First Indiana Corp.	4,700	139,449
First Merchants Corp.^	6,258	155,511
First Midwest Bancorp, Inc.	18,800	661,196
First OAK Brook Bancshares, Inc.	2,900	81,838
First of Long Island Corp.	388	16,160
First Regional Bancorp/ Los Angeles, California	776	51,332
First Republic Bank	7,950	280,873
First State Bancorp/New Mexico	5,200	100,308
FNB Corp./Pennsylvania^	24,500	481,425
FNB Corp./Virginia	3,300	92,400
Frontier Financial Corp.	13,050	329,643
GB&T Bancshares, Inc.^	5,900	140,184
German American Bancorp	985	13,573
Glacier Bancorp, Inc.	15,327	400,495
Gold Banc Corp., Inc.	18,800	273,540
Great Southern Bancorp, Inc.	4,400	137,676
Greater Bay Bancorp^	25,100	661,887
Hancock Holding Co.^	12,900	443,760
Hanmi Financial Corp.	16,109	269,020
Harleysville National Corp.	12,518	289,917
Heartland Financial USA, Inc.	4,650	90,815
Hudson United Bancorp	16,009	577,925
IBERIABANK Corp.	2,300	141,703
Independent Bank Corp./Massachusetts	6,100	172,081
Independent Bank Corp./Michigan	11,467	326,121
Integra Bank Corp.	5,156	116,629
Interchange Financial Services Corp.	5,700	104,595
Irwin Financial Corp.^	5,300	117,607
Lakeland Bancorp, Inc.^	5,410	84,450

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Lakeland Financial Corp.	2,400	$97,632
Macatawa Bank Corp.^	3,864	134,042
Main Street Banks, Inc.	4,500	114,570
MainSource Financial Group, Inc.	4,961	89,744
MB Financial, Inc.	8,750	348,512
MBT Financial Corp.^	8,372	161,161
Mercantile Bank Corp.	2,835	124,655
Mid-State Bancshares	13,300	369,341
Midwest Banc Holdings, Inc.^	3,750	72,338
Nara Bancorp, Inc.	7,400	108,632
National Penn Bancshares, Inc.	13,435	335,606
NBC Capital Corp.^	3,300	80,322
NBT Bancorp, Inc.	16,048	379,375
North Empire Bancshares*	1,439	44,523
Old National Bancorp/Indiana^	28,140	602,196
Old Second Bancorp, Inc.	4,600	133,814
Omega Financial Corp.^	4,800	149,040
Oriental Financial Group, Inc.	7,691	117,365
Pacific Capital Bancorp	18,844	698,736
Park National Corp.^	5,774	638,027
Peapack-Gladstone Financial Corp.	2,970	82,269
PennRock Financial Services Corp.	2,870	103,004
Peoples Bancorp, Inc.	3,610	96,568
Placer Sierra Bancshares	5,500	149,985
Preferred Bank Los Angeles	1,118	44,385
PrivateBancorp, Inc.	6,800	240,584
Prosperity Bancshares, Inc.^	6,900	197,409
Provident Bankshares Corp.	16,759	534,780
Renasant Corp.^	2,850	87,666
Republic Bancorp, Inc., Class A/Kentucky^	4,851	105,315
Republic Bancorp, Inc.,/Michigan	30,285	453,669
Royal Bancshares of Pennsylvania	3,433	81,541
S & T Bancorp, Inc.^	12,660	457,026
Sandy Spring Bancorp, Inc.^	8,100	283,743
Santander BanCorp^	3,740	93,724
SCBT Financial Corp.	2,835	89,728
Seacoast Banking Corp./Florida^	4,980	98,056
Security Bank Corp.*	7,000	160,300
Signature Bank*	5,077	123,879
Simmons First National Corp., Class A	4,800	130,128
Southside Bancshares, Inc.	6,405	131,302
Southwest Bancorp, Inc./Oklahoma^	5,200	106,496
State Bancorp, Inc./New York	5,400	122,148
State Financial Services Corp.	3,600	144,936
Sterling Bancorp/New York	5,298	113,112
Sterling Bancshares, Inc./Texas	22,675	352,823
Sterling Financial Corp./Pennsylvania	14,531	309,656
Suffolk Bancorp	3,700	119,473
Sun Bancorp, Inc./New Jersey*	4,299	88,860
Susquehanna Bancshares, Inc.	20,590	506,308
SVB Financial Group	14,300	684,970
SY Bancorp, Inc.	3,800	86,830
Taylor Capital Group, Inc.	3,500	137,375
Texas Capital Bancshares, Inc.*	8,700	171,738
Texas Regional Bancshares, Inc.	16,114	491,155
Tompkins Trustco, Inc.	3,047	132,240
TriCo Bancshares	5,200	116,168
Trustco Bank Corp./New York^	33,183	433,370
Trustmark Corp.	18,900	553,014
UCBH Holdings, Inc.	34,238	556,025
UMB Financial Corp.	7,874	449,054
Umpqua Holdings Corp.	20,176	474,943
Union Bankshares Corp./Virginia	2,700	104,274
United Bancshares, Inc.	15,100	$537,711
United Community Banks, Inc.	14,100	366,882
Univest Corp. of Pennsylvania	4,650	139,314
Unizan Financial Corp.	11,790	315,854
USB Holding Co., Inc.	4,656	108,950
Vineyard National Bancorp	1,796	56,682
Virginia Commerce Bancorp*	4,843	117,830
Virginia Financial Group, Inc.	2,600	91,234
Washington Trust Bancorp	4,400	121,748
WesBanco, Inc.	10,200	306,204
West Bancorp, Inc.	5,775	108,570
West Coast Bancorp/Oregon^	5,200	126,932
Westamerica Bancorp	12,800	675,968
Western Sierra Bancorp, Class B*	3,000	101,550
Wilshire Bancorp, Inc.	8,400	120,372
Wintrust Financial Corp.	10,040	525,594
Yardville National Bancorp	3,700	132,275

		37,412,073

Commercial Services & Supplies (0.1%)
MoneyGram International, Inc.	31,843	608,838

Consumer Finance (0.4%)
ACE Cash Express, Inc.*^	5,100	130,356
Advanta Corp.^	7,200	202,752
Asta Funding, Inc.^	5,700	158,346
Cash America International, Inc.	14,400	289,728
CompuCredit Corp.*	7,700	263,956
Credit Acceptance Corp.*^	6,300	93,807
First Cash Financial Services, Inc.*	5,750	122,878
Metris Cos., Inc.*	23,865	345,088
QC Holdings, Inc.*	8,300	119,852
United PanAm Financial Corp.*^	5,000	137,050
World Acceptance Corp.*	8,100	243,405

		2,107,218

Diversified Financial Services (0.8%)
Advance America Cash Advance Centers, Inc.	28,900	462,400
Archipelago Holdings, Inc.*	12,550	489,324
Asset Acceptance Capital Corp.*	6,500	168,415
BKF Capital Group, Inc.	4,000	151,640
Calamos Asset Management, Inc., Class A	10,000	272,400
Collegiate Funding Services LLC*	10,350	150,903
Encore Capital Group, Inc.*^	7,100	120,700
eSpeed, Inc., Class A*	8,000	71,280
Financial Federal Corp.^	7,000	270,480
GATX Corp.^	20,400	703,800
GFI Group, Inc.*	5,700	202,920
Greenhill & Co., Inc.^	4,380	177,434
International Securities Exchange, Inc.*	4,790	120,277
Knight Capital Group, Inc.*^	46,900	357,378
MarketAxess Holdings, Inc.*	9,200	103,960
Nasdaq Stock Market Inc./The*	4,357	82,173
NGP Capital Resources Co.	9,500	141,835
optionsXpress Holdings, Inc.^	9,000	136,800

		4,184,119

Household Durables (0.0%)
California Coastal Communities, Inc.*	3,117	107,131

Insurance (2.5%)
21st Century Insurance Group	12,958	192,297
Alfa Corp.	14,050	206,816
American Equity Investment Life Holding Co.	11,329	134,588
American Physicians Capital, Inc.*	4,100	152,315

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
AmerUs Group Co.	3,101	$149,003
Argonaut Group, Inc.*^	12,900	297,861
Baldwin & Lyons, Inc.	3,500	84,350
Bristol West Holdings, Inc.	8,880	162,504
Citizens, Inc./Texas, Class A*^	29,572	180,389
Clark, Inc.^	5,300	75,949
CNA Surety Corp.*	9,400	139,590
Commerce Group, Inc.	2,069	128,506
Crawford & Co., Class B	34,700	257,474
Danielson Holdings Corp.*	59,772	728,621
Delphi Financial Group, Inc., Class A	10,513	464,149
Direct General Corp.	6,400	119,104
EMC Insurance Group, Inc.^	4,600	83,168
Enstar Group, Inc.*	2,000	135,560
FBL Financial Group, Inc., Class A	5,324	146,996
First Acceptance Corp.*^	13,800	130,548
FPIC Insurance Group, Inc.*	4,300	126,119
Great American Financial Resources, Inc.	5,900	116,879
Harleysville Group, Inc.	9,225	192,710
Hilb, Rogal & Hobbs Co.^	13,900	478,160
Horace Mann Educators Corp.	20,700	389,574
Infinity Property & Casualty Corp.	8,800	306,944
Kansas City Life Insurance Co.	4,900	235,445
LandAmerica Financial Group, Inc.^	8,050	477,928
Midland Co.	3,900	137,241
National Interstate Corp.*	2,480	49,774
National Western Life Insurance Co., Class A*	700	135,723
Navigators Group, Inc.*	2,600	89,882
NYMAGIC, Inc.	1,069	24,961
Odyssey Reinsurance Holdings Corp.	4,844	119,550
Ohio Casualty Corp.	26,150	632,307
Philadelphia Consolidated Holdings Corp.*	2,642	223,936
Phoenix Cos., Inc.^	40,300	479,570
Presidential Life Corp.	7,000	119,770
ProAssurance Corp.*	11,664	487,089
RLI Corp.	9,550	425,930
Safety Insurance Group, Inc.	5,100	172,176
Selective Insurance Group, Inc.	11,800	584,690
State Auto Financial Corp.	5,750	178,480
Stewart Information Services Corp.	8,600	361,200
Triad Guaranty, Inc.*	3,950	199,040
UICI	16,100	479,297
United Fire & Casualty Co.	6,100	270,962
Universal American Financial Corp.*	11,727	265,265
USI Holdings Corp.*	15,000	193,200
Zenith National Insurance Corp.	6,349	430,843

		12,354,433

Mutual Funds (0.2%)
Apollo Investment Corp.*	24,900	458,907
Gladstone Capital Corp.	4,100	95,940
MCG Capital Corp.	19,451	332,223

		887,070

Real Estate (7.0%)
Acadia Realty Trust (REIT)^	16,100	300,265
Affordable Residential Communities (REIT)^	9,900	132,165
Alexander’s, Inc. (REIT)*^	800	199,000
Alexandria Real Estate Equities, Inc. (REIT)	8,797	646,140
American Campus Communities	6,600	$149,688
American Financial Realty Trust (REIT)	5,896	90,680
American Home Mortgage Investment Corp. (REIT)	15,364	537,125
AMLI Residential Properties Trust (REIT)	10,300	321,978
Anthracite Capital, Inc. (REIT)	27,200	322,320
Anworth Mortgage Asset Corp. (REIT)	20,800	204,672
Arbor Realty Trust, Inc. (REIT)	5,340	153,258
Ashford Hospitality Trust, Inc. (REIT)	14,500	156,600
Avatar Holdings, Inc.*^	2,600	130,702
Bedford Property Investors, Inc. (REIT)	4,500	103,590
Bimini Mortgage Management, Inc.(REIT)	9,000	126,900
BioMed Realty Trust, Inc. (REIT)	13,350	318,398
Bluegreen Corp.*^	7,200	125,352
Brandywine Realty Trust (REIT)	23,376	716,474
Capital Automotive (REIT)	18,450	704,237
Capital Lease Funding, Inc. (REIT)	12,200	132,370
Capital Trust, Inc./New York, Class A (REIT)	4,300	143,663
CarrAmerica Realty Corp. (REIT)	4,110	148,700
Cedar Shopping Centers, Inc. (REIT)	8,200	120,950
Colonial Properties Trust (REIT)	16,111	708,884
Commercial Net Lease Realty (REIT)^	20,000	409,400
Consolidated-Tomoka Land Co.	1,919	165,034
Corporate Office Properties Trust (REIT)	15,900	468,255
Cousins Properties, Inc. (REIT)	14,400	425,952
Criimi MAE, Inc. (REIT)*	5,302	115,849
CRT Properties, Inc. (REIT)	13,600	371,280
DiamondRock Hospitality Co. (REIT)	4,979	56,263
Digital Realty Trust Inc. (REIT)^	10,400	180,752
EastGroup Properties (REIT)^	8,400	353,724
ECC Capital Corp. (REIT)	24,900	165,834
Education Realty Trust, Inc. (REIT)	6,883	125,959
Entertainment Properties Trust (REIT)	9,900	455,400
Equity Inns, Inc. (REIT)	27,500	365,750
Equity Lifestyle Properties, Inc. (REIT)	7,500	298,200
Equity One, Inc. (REIT)	16,870	382,949
Essex Property Trust, Inc. (REIT)	1,493	124,009
Extra Space Storage, Inc. (REIT)	9,800	140,434
FelCor Lodging Trust, Inc. (REIT)*	26,313	381,012
Fieldstone Investment Corp. (REIT)	21,300	306,720
First Industrial Realty Trust, Inc. (REIT)	17,800	710,220
First Potomac Realty Trust (REIT)	6,155	152,644
Gables Residential Trust (REIT)	14,800	639,804
Getty Realty Corp. (REIT)	8,800	243,760
Glenborough Realty Trust, Inc. (REIT)	12,100	249,139
Glimcher Realty Trust (REIT)^	14,900	413,475
Global Signal, Inc. (REIT)	83	3,125
GMH Communities Trust (REIT)	13,200	182,820

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Government Properties Trust, Inc. (REIT)	9,600	$93,312
Gramercy Capital Corp./ New York (REIT)^	7,000	171,220
Healthcare Realty Trust, Inc. (REIT)^	5,340	206,177
Heritage Property Investment Trust (REIT)	10,300	360,706
Highland Hospitality Corp. (REIT)	14,000	146,300
Highwoods Properties, Inc. (REIT)	24,800	738,048
Home Properties, Inc. (REIT)	14,100	606,582
HomeBanc Corp./Georgia (REIT)	22,799	207,243
Impac Mortgage Holdings, Inc. (REIT)	30,100	561,365
Inland Real Estate Corp. (REIT)	8,283	133,191
Innkeepers USA Trust (REIT)	20,100	300,294
Investors Real Estate Trust (REIT)	24,300	234,738
Jones Lang LaSalle, Inc.*	15,300	676,719
Kilroy Realty Corp. (REIT)	12,300	584,127
Kite Realty Group Trust (REIT)	9,300	139,500
LaSalle Hotel Properties (REIT)	11,300	370,753
Levitt Corp., Class A*	4,575	136,884
Lexington Corp. Properties Trust (REIT)	19,100	464,321
LTC Properties, Inc. (REIT)	7,100	146,970
Luminent Mortgage Capital, Inc. (REIT)	14,800	159,692
Maguire Properties, Inc. (REIT).	13,800	391,092
Meristar Hospitality Corp. (REIT)*	34,978	300,811
MFA Mortgage Investments, Inc. (REIT)	33,700	251,065
Mid America Apartment Communities, Inc. (REIT)	7,100	322,482
MortgageIT Holdings, Inc. (REIT)	8,000	146,000
National Health Investors, Inc. (REIT)	11,200	314,384
Nationwide Health Properties, Inc. (REIT)^	31,900	753,159
New Century Financial Corp. (REIT)	3,623	186,403
Newcastle Investment Corp. (REIT)	17,100	515,565
Novastar Financial, Inc. (REIT)^	13,500	528,525
OMEGA Healthcare Investors, Inc. (REIT)	18,700	240,482
Origen Financial, Inc. (REIT)	19,962	147,719
Orleans Homebuilders, Inc.^	8,000	187,680
Parkway Properties, Inc. (REIT)	6,200	310,062
Pennsylvania Real Estate Investment Trust (REIT)	15,394	731,215
Post Properties, Inc. (REIT)	16,900	610,259
Prentiss Properties Trust (REIT)	18,000	655,920
PS Business Parks, Inc., Class A (REIT)	6,400	284,480
RAIT Investment Trust (REIT)	10,300	308,485
Ramco-Gershenson Properties Trust ^(REIT)	5,900	172,752
Realty Income Corp. (REIT)	8,508	213,040
Redwood Trust, Inc. (REIT)	9,000	464,400
Saul Centers, Inc. (REIT)	3,700	134,495
Saxon Capital, Inc. (REIT)*	21,700	370,419
Senior Housing Properties Trust (REIT)	25,200	476,532
Sovran Self Storage, Inc. (REIT)	7,200	327,312
Spirit Finance Corp. (REIT)	28,200	331,350
Strategic Hotel Capital, Inc. (REIT)	9,450	170,100
Sun Communities, Inc. (REIT)^	6,400	238,016
Sunstone Hotel Investors, Inc. (REIT)^	10,600	$257,156
Tanger Factory Outlet Centers (REIT)	10,200	274,686
Tarragon Corp. (REIT)*^	10,500	265,125
Taubman Centers, Inc. (REIT)	21,150	721,003
Tejon Ranch Co.*^	2,300	118,381
Town & Country Trust (REIT)^	7,400	210,974
Trammell Crow Co.*	14,500	351,480
Trustreet Properties, Inc. (REIT)^	24,964	414,652
U-Store-It Trust (REIT)	12,500	238,125
Universal Health Realty Income Trust (REIT)^	3,700	141,007
Urstadt Biddle Properties, Inc., Class A (REIT)	7,100	122,972
Washington Real Estate Investment Trust (REIT)^	19,000	592,800
Winston Hotels, Inc. (REIT)	8,500	95,710
ZipRealty, Inc.*	8,500	109,140

		35,017,431

Thrifts & Mortgage Finance (2.9%)
Accredited Home Lenders Holding Co.*	6,700	294,800
Anchor Bancorp Wisconsin, Inc.^	8,991	272,068
Bank Atlantic Bancorp, Inc., Class A	20,900	396,055
Bank Mutual Corp.	31,905	352,869
Bankunited Financial Corp., Class A	13,800	373,152
Berkshire Hills Bancorp, Inc.^	2,400	79,968
BFC Financial Corp.*	14,250	121,553
Brookline Bancorp, Inc.	26,517	431,166
Capital Crossing Bank*	4,500	153,450
Charter Financial Corp.	2,600	90,844
CharterMac^	18,800	412,848
Citizens First Bancorp, Inc.	1,014	20,939
City Bank Lynnwood, WA	2,764	85,739
Clifton Savings Bancorp, Inc.	9,939	104,956
Coastal Financial Corp./ South Carolina^	7,054	103,976
Commercial Capital Bancorp, Inc.	18,718	312,778
Commercial Federal Corp.	18,269	615,300
CORUS Bankshares, Inc.	8,200	455,018
Dime Community Bancshares, Inc.	15,850	240,920
Doral Financial Corp.	34,768	575,063
Downey Financial Corp.	835	61,122
Farmer Mac, Class C	2,900	63,945
Fidelity Bankshares, Inc.	6,750	179,010
First Busey Corp., Class A	4,650	89,792
First Financial Holdings, Inc.	4,300	128,613
First Niagara Financial Group, Inc.	52,076	759,268
First Place Financial Corp./Ohio	4,700	94,423
FirstFed Financial Corp.*	8,400	500,724
Flagstar Bancorp, Inc.^	14,800	280,164
Flushing Financial Corp.	4,800	88,320
Franklin Bank Corp./Texas*	7,200	135,072
Fremont General Corp.	22,838	555,649
Gibraltar Industries, Inc.	13,150	243,801
Harbor Florida Bancshares, Inc.^	11,000	411,840
Horizon Financial Corp.	5,000	111,000
Itla Capital Corp.*	1,800	97,020
K-Fed Bancorp	2,448	29,841
Kearny Financial Corp.*	12,940	152,692
KNBT Bancorp, Inc.	12,300	185,607
MAF Bancorp, Inc.	13,380	570,389

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
NASB Financial, Inc.	2,200	$96,470
NetBank, Inc.	25,500	237,660
NewAlliance Bancshares, Inc.	39,644	556,998
Northwest Bancorp, Inc.	7,600	161,576
OceanFirst Financial Corp.	6,100	137,311
Ocwen Financial Corp.*^	15,800	106,808
Partners Trust Financial Group, Inc.	14,798	158,039
Pennfed Financial Services, Inc.	5,200	87,776
PFF Bancorp, Inc.	6,450	195,370
Provident Bancorp, Inc.	16,077	194,692
Provident Financial Services, Inc.	36,456	640,532
R&G Financial Corp., Class B	11,200	198,128
Sterling Financial Corp./Washington*	8,096	302,790
TierOne Corp.	7,700	208,901
United Community Financial Corp.	10,900	119,246
W Holding Co., Inc.	38,608	394,574
Westfield Financial, Inc.	3,600	87,264
WSFS Financial Corp.	2,000	109,420

		14,225,309

Total Financials		109,450,349

Health Care (12.3%)
Biotechnology (3.5%)
Abgenix, Inc.*^	38,200	327,756
Albany Molecular Research, Inc.*	8,900	124,600
Alexion Pharmaceuticals, Inc.*^	11,180	257,587
Alkermes, Inc.*	36,200	478,564
Amylin Pharmaceuticals, Inc.*	40,723	852,332
Applera Corp.-Celera Genomics Group*	31,600	346,652
Ariad Pharmaceuticals, Inc.*	20,100	133,866
Axonyx, Inc.*	2,890	3,844
Barrier Therapeutics, Inc.*	10,973	87,016
Bioenvision, Inc.*	14,100	102,648
BioMarin Pharmaceuticals, Inc.*	21,468	160,795
CancerVax Corp.	3,246	9,251
Cell Genesys, Inc.*	16,700	89,345
Cell Therapeutics, Inc.*^	19,661	53,281
Cepheid, Inc.*	18,500	135,790
Ciphergen Biosystems, Inc.*	1,029	1,965
Corgentech, Inc.*	2,333	6,066
Corixa Corp.*	40,797	178,691
Cubist Pharmaceuticals, Inc.*^	21,549	283,800
CuraGen Corp.*	14,500	74,530
CV Therapeutics, Inc.*	13,656	306,168
Cytokinetics, Inc.*	1,061	7,374
deCODE genetics, Inc.*^	15,500	145,545
Dendreon Corp.*	23,400	122,382
Digene Corp.*^	7,500	207,600
Diversa Corp.*^	10,900	56,789
Dov Pharmaceutical, Inc.*^	8,300	154,878
Dusa Pharmaceuticals, Inc.*^	9,500	88,350
Dyax Corp.*	1,896	8,949
Encysive Pharmaceuticals, Inc.*	26,600	287,546
Enzo Biochem, Inc.*^	7,978	143,046
Enzon Pharmaceuticals, Inc.*	22,000	142,560
Exelixis, Inc.*	25,500	189,465
Eyetech Pharmaceuticals, Inc.*	14,500	183,280
Genitope Corp.*	2,437	31,291
Geron Corp.*^	20,700	160,218
GTx, Inc.*	11,300	112,322
Human Genome Sciences, Inc.*	52,100	603,318
ICOS Corp.*	21,913	463,898
Idenix Pharmaceuticals, Inc.*	8,700	188,616
Immunogen, Inc.*	20,200	116,958
Immunomedics, Inc.*^	5,684	9,720
Incyte Corp.*	34,121	$243,965
Indevus Pharmaceuticals, Inc.*^	1,797	4,600
InterMune, Inc.*	8,500	110,840
Isis Pharmaceuticals, Inc.*^	52,400	204,884
Isolagen, Inc.*	1,863	7,638
Keryx Biopharmaceuticals, Inc.*^	9,600	126,720
Kosan Biosciences, Inc.*	1,462	7,719
Lexicon Genetics, Inc.*	25,280	124,883
Lifecell Corp.*	11,500	181,815
Ligand Pharmaceuticals, Inc., Class B*	29,800	207,110
Luminex Corp.*^	10,300	101,352
Mannkind Corp.*	8,600	86,430
Marshall Edwards, Inc.*^	14,800	105,672
Martek Biosciences Corp.*	12,157	461,358
Maxim Pharmaceuticals, Inc.*	2,957	3,874
Maxygen, Inc.*	9,000	61,740
Medarex Inc.*	46,174	384,630
Momenta Pharmaceuticals, Inc.*	1,859	36,753
Myogen, Inc.*	16,680	116,593
Myriad Genetics, Inc.*	13,050	204,233
Nabi Biopharmaceuticals*^	21,157	322,221
Nanogen, Inc.*^	24,500	94,080
Neopharm, Inc.*^	18,301	182,827
Neose Technologies, Inc.*	2,048	6,451
Neurocrine Biosciences, Inc.*	13,519	568,609
Neurogen Corp.*	14,600	99,572
Northfield Laboratories, Inc.*^	8,900	127,359
NPS Pharmaceuticals, Inc.*	13,084	148,503
Nuvelo, Inc.*	15,567	120,333
Onyx Pharmaceuticals, Inc.*^	14,200	339,096
OraSure Technologies, Inc.*	13,100	130,869
Oscient Pharmaceuticals Corp.*	3,183	8,435
Peregrine Pharmaceuticals, Inc.*	16,441	15,783
Pharmion Corp.*	10,223	237,276
Praecis Pharmaceuticals, Inc.*^	9,451	4,915
Progenics Pharmaceuticals, Inc.*^	5,300	110,558
Regeneron Pharmaceuticals, Inc.*	21,399	179,538
Renovis, Inc.*	10,700	163,389
Rigel Pharmaceuticals, Inc.*	6,000	119,520
Sciclone Pharmaceuticals, Inc.*	1,153	5,177
Seattle Genetics, Inc.*^	11,300	60,568
Serologicals Corp.*^	14,700	312,375
StemCells, Inc.*	34,593	145,637
Tanox, Inc.*	8,100	94,932
Techne Corp.*	3,171	145,581
Telik, Inc.*	22,600	367,476
Tercica, Inc.*	14,600	126,874
Third Wave Technologies, Inc.*	4,082	16,042
Transkaryotic Therapies, Inc.*^	12,880	471,150
Trimeris, Inc.*^	15,432	154,011
United Therapeutics Corp.*	9,680	466,576
Vertex Pharmaceuticals, Inc.*	36,700	618,028
Vicuron Pharmaceuticals, Inc.*	25,446	709,944
ViroLogic, Inc.*	46,148	114,447
Zymogenetics, Inc.*	10,864	191,206

		17,200,819

Commercial Services & Supplies (0.1%)
Chemed Corp.	10,000	408,800

Health Care Equipment & Supplies (4.0%)
1-800 Contacts, Inc.*	4,200	81,354
Abaxis, Inc.*	7,100	77,248
Abiomed, Inc.*^	8,900	76,095
Adeza Biomedical Corp.*	6,974	118,419
Advanced Medical Optics, Inc.*	1,998	79,421
Advanced Neuromodulation Systems, Inc.*	7,350	291,648

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Aksys Ltd.*^	8,620	$17,154
Align Technology, Inc.*^	18,000	132,660
American Medical Systems Holdings, Inc.*	28,882	596,413
Analogic Corp.	4,600	231,472
Animas Corp.*	6,600	132,990
Arrow International, Inc.	7,700	245,630
ArthroCare Corp.*^	8,600	300,484
Aspect Medical Systems, Inc.*^	9,400	279,556
Bio-Rad Laboratories, Inc., Class A*	7,000	414,470
Biolase Technology, Inc.^	1,873	11,837
Biosite, Inc.*	7,080	389,329
BioVeris Corp.*	957	4,182
Bruker BioSciences Corp.*	52,243	208,450
Candela Corp.*^	10,600	110,770
Cardiac Science, Inc.*	15,471	16,090
Cardiodynamics International Corp.*^	1,976	3,162
CNS, Inc.	5,584	127,594
Conceptus, Inc.*^	3,407	19,250
Conmed Corp.*^	13,800	424,626
Cyberonics, Inc.*	9,100	394,849
Datascope Corp.	3,600	120,060
DexCom, Inc.*	4,309	53,819
Diagnostic Products Corp.	9,100	430,703
DJ Orthopedics, Inc.*	7,800	213,954
Encore Medical Corp.*^	20,400	113,220
Epix Pharmaceuticals, Inc.*	9,700	85,845
Exactech, Inc.*^	1,408	18,487
Foxhollow Technologies, Inc.*	5,500	210,485
Haemonetics Corp.*^	10,921	443,829
HealthTronics, Inc.*	12,502	162,401
Hologic, Inc.*^	9,100	361,725
I-Flow Corp.*^	9,700	161,408
ICU Medical, Inc.*	3,600	115,812
Illumina, Inc.*	18,500	223,295
Immucor, Inc.*	19,012	550,397
Integra LifeSciences Holdings Corp.*^	8,100	236,520
Intermagnetics General Corp.*^	11,892	365,798
Intralase Corp.*^	6,000	117,720
Intuitive Surgical, Inc.*	14,900	694,936
Invacare Corp.	11,500	510,140
Inverness Medical Innovations, Inc.*	6,800	185,640
IRIS International, Inc.*	7,513	133,731
Kensey Nash Corp.*^	4,100	123,984
Kyphon, Inc.*^	12,400	431,396
Laserscope*^	7,000	290,080
Matthews International Corp., Class A	13,300	518,168
Medical Action Industries, Inc.*	1,485	26,507
Mentor Corp.^	13,800	572,424
Meridian Bioscience, Inc.	6,163	116,789
Merit Medical Systems, Inc.*	7,512	115,760
Mine Safety Appliances Co.^	12,003	554,539
Molecular Devices Corp.*	4,700	101,661
Nektar Therapeutics*	31,288	526,890
Nutraceutical International Corp.*	1,407	18,783
NuVasive, Inc.*^	16,611	276,075
OccuLogix, Inc.*	4,870	40,859
Orthologic Corp.*	3,057	11,831
Palomar Medical Technologies, Inc.*^	6,800	162,656
PolyMedica Corp.^	10,630	379,066
Possis Medical, Inc.*	3,141	31,818
Quidel Corp.*	5,594	28,977
Regeneration Technologies, Inc.*	1,183	$7,406
SonoSite, Inc.*	4,780	148,371
Stereotaxis, Inc.*	14,400	115,632
Steris Corp.	28,200	726,714
SurModics, Inc.*	6,400	277,568
Sybron Dental Specialties, Inc.*	16,400	616,968
Symmetry Medical, Inc.*	7,760	182,670
Thoratec Corp.*^	24,355	373,606
TriPath Imaging, Inc.*^	28,900	247,384
Varian, Inc.*	14,300	540,397
Ventana Medical Systems, Inc.*	13,200	531,036
Viasys Healthcare, Inc.*	15,000	338,850
Vital Signs, Inc.	2,700	116,964
West Pharmaceutical Services, Inc.	11,914	334,188
Wilson Greatbatch Technologies, Inc.*^	9,800	234,220
Wright Medical Group, Inc.*	10,700	285,690
Young Innovations, Inc.	2,500	93,325
Zoll Medical Corp.*^	2,900	73,805

		19,868,135

Health Care Providers & Services (3.3%)
Accelrys, Inc.*	938	4,643
Advisory Board Co.*	7,100	346,054
Alderwoods Group, Inc.*	12,600	181,062
Alliance Imaging, Inc.*^	10,400	108,784
Allied Healthcare International, Inc.*	6,545	46,339
Amedisys, Inc.*	6,560	241,277
America Service Group, Inc.*	5,400	85,590
American Healthways, Inc.*	12,900	545,283
American Retirement Corp.*	8,241	120,483
AMERIGROUP Corp.*	3,485	140,097
AMN Healthcare Services, Inc.*	6,106	91,773
Amsurg Corp.*	13,650	377,968
Andrx Corp.*	25,210	512,015
Apria Healthcare Group, Inc.*	20,200	699,728
Beverly Enterprises, Inc.*^	45,300	577,122
Centene Corp.*	19,000	638,020
Cerner Corp.*^	2,029	137,911
Computer Programs & Systems, Inc.	4,800	178,896
Corvel Corp.*	7,350	184,632
Cross Country Healthcare, Inc.*	12,583	213,911
Dendrite International, Inc.*	14,600	201,480
Eclipsys Corp.*	15,900	223,713
eResearch Technology, Inc.*	19,125	256,084
Genesis HealthCare Corp.*	8,000	370,240
Gentiva Health Services, Inc.*	8,500	151,810
Hanger Orthopedic Group, Inc.*	852	4,294
HealthExtras, Inc.*^	6,900	138,483
Hooper Holmes, Inc.^	19,300	80,095
Horizon Health Corp.*	1,485	34,734
IDX Systems Corp.*^	8,300	250,162
Kindred Healthcare, Inc.*^	11,800	467,398
LabOne, Inc.*	7,100	282,651
LCA Vision, Inc.^	8,650	419,179
Lifeline Systems, Inc.*^	4,600	147,752
Magellan Health Services, Inc.*	10,900	384,879
Matria Healthcare, Inc.*^	6,900	222,387
Medcath Corp.*	6,200	172,298
Medical Staffing Network Holdings, Inc.*	7,249	35,883
Merge Technologies, Inc.*	6,623	124,181
Molina Healthcare, Inc.*	4,200	185,892
National Healthcare Corp.	4,600	162,426
NDCHealth Corp.^	15,508	278,679
OCA, Inc.*	17,100	32,148
Odyssey HealthCare, Inc.*	12,975	187,100

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Omnicell, Inc.*	2,969	$26,127
Option Care, Inc.^	13,500	190,350
Owens & Minor, Inc.	17,600	569,360
Parexel International Corp.*	8,700	172,695
PDI, Inc.*	2,029	25,018
Pediatrix Medical Group, Inc.*	9,700	713,338
Per-Se Technologies, Inc.*^	9,066	190,567
PRA International*	6,100	163,358
Priority Healthcare Corp., Class B*	15,800	400,688
PSS World Medical, Inc.*	32,300	402,135
Psychiatric Solutions, Inc.*	8,096	394,356
Radiation Therapy Services, Inc.*^	9,450	250,898
RehabCare Group, Inc.*	5,400	144,342
Res-Care, Inc.*	9,900	134,244
SFBC International, Inc.*^	6,600	254,958
Sierra Health Services, Inc.*	589	42,090
Specialty Laboratories, Inc.*	16,600	139,606
Stewart Enterprises, Inc.	41,900	274,026
Sunrise Senior Living, Inc.*	7,140	385,417
Symbion, Inc.*	7,200	171,720
Trizetto Group*	13,300	186,333
United Surgical Partners International, Inc.*	11,400	593,712
Ventiv Health, Inc.*	7,600	146,528
VistaCare, Inc., Class A*	6,654	122,899
WellCare Health Plans, Inc.*	7,558	268,385

		16,608,686

Pharmaceuticals (1.4%)
Adolor Corp.*	20,400	188,700
Alpharma, Inc., Class A	18,400	266,248
Antigenics, Inc.*^	27,500	148,775
Array Biopharma, Inc.*	14,500	91,350
AtheroGenics, Inc.*^	17,800	284,444
AVANIR Pharmaceuticals*	44,056	123,357
Bentley Pharmaceuticals, Inc.*	6,200	67,890
Bone Care International, Inc.*	6,600	217,602
Bradley Pharmaceuticals, Inc.*^	1,322	14,212
Connetics Corp.*^	12,977	228,914
Conor Medsystems, Inc.*	7,375	113,206
Cypress Bioscience, Inc.*	11,800	155,760
Discovery Laboratories, Inc.*	18,700	136,323
First Horizon Pharmaceutical Corp.*	11,200	213,248
Guilford Pharmaceuticals, Inc.*^	2,031	4,610
Hollis-Eden Pharmaceuticals*	1,980	14,652
Impax Laboratories, Inc.*	19,600	307,720
Inspire Pharmaceuticals, Inc.*	15,900	133,878
ISTA Pharmaceuticals, Inc.*	13,600	113,152
KV Pharmaceutical Co.*^	13,100	219,425
Lannett Co., Inc.*	2,072	10,816
Medicines Co.*	20,000	467,800
Medicis Pharmaceutical Corp., Class A	19,917	631,966
MGI Pharma, Inc.*	25,140	547,046
New River Pharmaceuticals, Inc.*	1,090	32,722
NitroMed, Inc.*^	6,500	126,425
Noven Pharmaceuticals, Inc.*^	7,100	124,108
Pain Therapeutics, Inc.*	13,900	93,825
Par Pharmaceutical Cos., Inc.*	13,800	438,978
Penwest Pharmaceuticals Co.*^	15,500	183,210
Perrigo Co.	35,900	500,446
Pharmos Corp.^	1,122	2,749
Pozen, Inc.*	7,700	63,140
Prestige Brands Holdings, Inc.*	12,200	237,900
Salix Pharmaceuticals Ltd.*^	14,700	259,602
Santarus, Inc.*^	5,214	21,377
SuperGen, Inc.*	32,200	159,068
Tiens Biotech Group USA, Inc.*	4,236	$27,153
Valeant Pharmaceuticals International	7,777	137,109
ViaCell, Inc.*	5,357	57,052

		7,165,958

Total Health Care		61,252,398

Industrials (13.9%)
Aerospace & Defense (1.7%)
AAR Corp.*	10,850	170,454
Applied Signal Technology, Inc.	4,200	79,968
ARGON ST, Inc.*	976	34,648
Armor Holdings, Inc.*	14,704	582,425
Aviall, Inc.*	14,300	451,737
BE Aerospace, Inc.*	23,900	373,557
Ceradyne, Inc.*^	11,550	278,009
Cubic Corp.^	5,300	94,022
Curtiss-Wright Corp.^	8,000	431,600
DRS Technologies, Inc.	11,832	606,745
Ducommun, Inc.*	1,089	18,415
EDO Corp.	5,300	158,523
Engineered Support Systems	17,725	635,087
Essex Corp.*	6,924	158,421
Esterline Technologies Corp.*	10,700	428,856
GenCorp, Inc.*^	27,801	535,447
Heico Corp.^	7,900	184,939
Herley Industries, Inc.*	4,600	83,904
Hexcel Corp.*	19,160	324,187
Innovative Solutions & Support, Inc.*	5,000	167,850
Kaman Corp., Class A	7,400	133,496
KVH Industries, Inc.	2,465	22,801
Mercury Computer Systems, Inc.*^	7,200	197,064
Moog, Inc., Class A*	17,359	546,635
MTC Technologies, Inc.*	3,000	110,490
Orbital Sciences Corp.*^	24,600	243,540
Sequa Corp., Class A*	1,800	119,106
SI International, Inc.*	8,200	245,672
Teledyne Technologies, Inc.*	14,268	464,851
Triumph Group, Inc.*	8,400	291,984
United Industrial Corp.	5,100	182,274

		8,356,707

Air Freight & Logistics (0.3%)
ABX Air, Inc.*	19,870	161,941
EGL, Inc.*	16,900	343,408
Forward Air Corp.	13,050	368,923
Hub Group, Inc., Class A*^	7,400	185,370
Pacer International, Inc.*	15,349	334,455

		1,394,097

Airlines (0.5%)
Airtran Holdings, Inc.*	30,900	285,207
Alaska Air Group, Inc.*^	10,800	321,300
America West Holdings Corp., Class B*^	41,840	251,040
Continental Airlines, Inc., Class B*^	28,500	378,480
Delta Air Lines, Inc.*^	43,300	162,808
ExpressJet Holdings, Inc.*	15,500	131,905
FLYi, Inc.*	869	652
Frontier Airlines, Inc.*^	11,800	121,894
Mesa Air Group, Inc.*^	23,000	154,330
Northwest Airlines Corp.*^	32,500	148,200
Pinnacle Airlines Corp.*	12,200	104,798
Republic Airways Holdings, Inc.*	9,000	130,050
Skywest, Inc.	25,600	465,408
World Air Holdings, Inc.*	2,464	28,878

		2,684,950

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (0.7%)
American Woodmark Corp^.	3,800	$114,038
Apogee Enterprises, Inc.	7,700	118,349
Comstock Homebuilding Cos., Inc.*	1,417	34,320
ElkCorp.	10,800	308,340
Griffon Corp.*	13,200	293,040
Jacuzzi Brands, Inc.*^	32,502	348,746
Lennox International, Inc.^	20,901	442,474
NCI Building Systems, Inc.*^	10,500	344,400
Quixote Corp.	1,199	23,512
Simpson Manufacturing Co., Inc.	14,200	433,810
Trex Co., Inc.*	4,300	110,510
Universal Forest Products, Inc.	8,950	370,978
USG Corp.*	283	12,028
York International Corp.	19,400	737,200

		3,691,745

Commercial Services & Supplies (3.9%)
ABM Industries, Inc.	19,000	370,500
Administaff, Inc.^	6,700	159,192
American Ecology Corp.	1,501	26,868
Banta Corp.	10,500	476,280
Bowne & Co., Inc.^	18,500	267,510
Brady Corp., Class A	18,200	564,200
Bright Horizons Family Solutions, Inc.*^	13,000	529,360
Casella Waste Systems, Inc.*	7,100	85,200
CDI Corp.	4,100	89,872
Central Parking Corp.^	6,200	85,250
Century Business Services, Inc.*	23,493	95,147
Cenveo, Inc.*	1,190	8,996
Clean Harbors, Inc.*	5,245	113,712
Coinstar, Inc.*	10,800	245,052
Consolidated Graphics, Inc.*	3,800	154,926
Corinthian Colleges, Inc.*	34,722	443,400
Corrections Corp. of America*	15,519	609,121
CoStar Group, Inc.*	6,800	296,480
CRA International, Inc.*	4,400	236,940
Darling International, Inc.*^	29,300	109,875
DiamondCluster International, Inc.*	8,214	92,818
Duratek, Inc.*	7,400	171,532
Educate, Inc.*	10,900	154,235
Electro Rent Corp.*^	17,000	247,180
Ennis, Inc.^	11,000	199,320
FTI Consulting, Inc.*^	17,875	373,588
G&K Services, Inc., Class A	7,400	279,202
General Binding Corp.*	6,800	149,056
Geo Group, Inc.*	4,200	105,210
Gevity HR, Inc.	9,600	192,288
Greg Manning Auctions, Inc.*^	13,500	161,325
Healthcare Services Group, Inc.^	11,250	225,900
Heidrick & Struggles, Inc.*	5,500	143,440
Hudson Highland Group, Inc.*	8,000	124,720
Huron Consulting Group, Inc.*	6,400	150,720
IKON Office Solutions, Inc.	42,866	407,656
Imagistics International, Inc.*	8,000	224,000
Interpool, Inc.	5,842	124,902
Intersections, Inc.*	699	8,171
Jackson Hewitt Tax Service, Inc.	16,000	378,240
John H. Harland Co.	13,300	505,400
Kelly Services, Inc., Class A	5,700	163,248
Kforce, Inc.*^	13,200	111,672
Korn/Ferry International*	10,792	191,558
Labor Ready, Inc.*	18,350	427,738
Learning Tree International, Inc.*^	5,100	61,302
LECG Corp.*	6,800	144,568
McGrath Rentcorp^	6,000	$142,200
Mobile Mini, Inc.*	6,268	216,121
Morningstar, Inc.*	4,176	117,554
Navigant Consulting Co.*	19,350	341,721
NCO Group, Inc.*^	11,200	242,256
PHH Corp.*	19,412	499,277
Portfolio Recovery Associates, Inc.*	6,366	267,499
Prepaid Legal Services, Inc.*^	5,300	236,645
PRG-Schultz International, Inc.*	18,500	52,170
Princeton Review, Inc.*	1,983	11,561
Resources Connection, Inc.*	19,800	459,954
Rollins, Inc.	17,175	344,187
Schawk, Inc.	6,600	165,000
School Specialty, Inc.*^	8,800	409,200
Senomyx, Inc.*	2,093	34,555
Sitel Corp.*	6,626	13,981
Sotheby’s Holdings, Inc., Class A*	23,996	328,745
SOURCECORP, Inc.*	5,200	103,064
Spherion Corp.*	32,080	211,728
Standard Register Co.^	16,600	262,446
Strayer Education, Inc.	6,200	534,812
TeleTech Holdings, Inc.*^	11,800	96,170
Tetra Tech, Inc.*	20,915	282,980
TRC Cos., Inc.*	488	5,729
United Rentals, Inc.*^	28,566	577,319
United Stationers, Inc.*	14,400	707,040
Universal Technical Institute, Inc.*^	9,100	302,120
Vertrue, Inc.*	3,000	116,880
Viad Corp.	8,141	230,716
Volt Information Sciences, Inc.*	4,200	99,666
Waste Connections, Inc.*	20,900	779,361
Watson Wyatt & Co. Holdings	16,000	410,080
Wright Express Corp.*	17,600	325,072

		19,414,679

Construction & Engineering (0.9%)
Comfort Systems USA, Inc.*^	17,500	115,150
Dycom Industries, Inc.*	19,733	390,911
EMCOR Group, Inc.*	7,300	356,970
Granite Construction, Inc.^	15,900	446,790
Infrasource Services, Inc.*	11,800	122,956
Insituform Technologies, Inc., Class A*	11,100	177,933
Integrated Electrical Services, Inc.*	2,206	4,302
MasTec, Inc.*^	21,400	188,320
Perini Corp.*	9,700	159,274
Quanta Services, Inc.*^	49,800	438,240
Shaw Group, Inc.*	34,080	733,061
URS Corp.*	16,790	627,106
Washington Group International, Inc.*	11,300	577,656

		4,338,669

Electric Utilities (0.0%)
Badger Meter, Inc.	1,178	48,651

Electrical Components & Equipment (0.0%)
Superior Essex, Inc.*	1,882	33,330

Electrical Equipment (1.2%)
A.O. Smith Corp.^	5,650	150,912
Acuity Brands, Inc.	18,325	470,769
American Science & Engineering, Inc.*	2,479	109,968
American Superconductor Corp.*	9,700	88,755
Artesyn Technologies, Inc.*^	10,700	93,090
Baldor Electric Co.^	14,800	359,936

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
C&D Technology, Inc.	10,600	$97,414
Capstone Turbine Corp.*	16,308	20,711
Encore Wire Corp.*	10,156	117,708
Energy Conversion DevicesInc.*^	10,500	234,990
EnerSys*	17,485	238,321
Evergreen Solar, Inc.*	21,815	140,270
Franklin Electric Co., Inc.^	9,003	347,966
FuelCell Energy, Inc.*	16,700	170,507
General Cable Corp.*^	16,750	248,403
Genlyte Group, Inc.*	11,800	575,132
Global Power Equipment Group, Inc.*	15,100	120,045
Ii-Vi, Inc.*	7,400	136,086
International DisplayWorks, Inc.*	4,678	37,424
Ionatron, Inc.*	6,721	57,733
LaBarge, Inc.*	7,160	129,954
LSI Industries, Inc.	7,350	102,459
Medis Technologies Ltd.*	9,900	164,340
Plug Power, Inc.*	15,400	105,490
Powell Industries, Inc.*^	5,400	101,898
Power-One, Inc.*^	30,600	193,086
Regal Beloit Corp.	10,600	309,096
Thermogenesis Corp.*	23,400	101,790
Thomas & Betts Corp.*	5,614	158,539
Valence Technology, Inc.*^	63,650	178,220
Vicor Corp.	7,900	107,440
Woodward Governor Co.	4,900	411,747

		5,880,199

Industrial Conglomerates (0.2%)
Raven Industries, Inc.	6,800	159,256
Standex International Corp.	3,700	105,117
Tredegar Corp.	10,376	161,866
Walter Industries, Inc.	15,500	623,100

		1,049,339

Machinery (2.9%)
Actuant Corp., Class A*	11,400	546,516
AGCO Corp.*	31,640	604,957
Albany International Corp.	12,650	406,192
Astec Industries, Inc.*	6,900	160,011
ASV, Inc.*^	2,600	105,404
Barnes Group, Inc.	6,560	217,136
Briggs & Stratton Corp.	18,244	631,607
Bucyrus International, Inc., Class A	8,226	312,424
Cascade Corp.	3,500	151,375
CIRCOR International, Inc.	4,200	103,614
Clarcor, Inc.	20,900	611,325
Crane Co.	18,685	491,416
CUNO, Inc.*	6,400	457,216
EnPro Industries, Inc.*	7,500	216,525
ESCO Technologies, Inc.*	5,352	539,482
Federal Signal Corp.^	19,500	304,200
Flanders Corp.*	14,800	133,200
Flowserve Corp.*	21,800	659,668
Gardner Denver, Inc.*	10,338	362,657
Gehl Co.*	3,013	117,326
Gorman-Rupp Co.	4,625	99,021
Greenbrier Cos., Inc.	5,383	145,879
Idex Corp.	3,664	141,467
JLG Industries, Inc.^	21,579	592,991
Kaydon Corp.^	13,100	364,835
Kennametal, Inc.	15,100	692,335
Lincoln Electric Holdings, Inc.^	15,500	513,825
Lindsay Manufacturing Co.^	3,950	93,141
Manitowoc Co., Inc.	12,700	520,954
Middleby Corp.*^	2,300	121,578
Mueller Industries, Inc.	14,300	387,530
Nacco Industries, Inc., Class A	1,600	$171,552
Nordson Corp.	10,400	356,512
Reliance Steel & Aluminum Co.	11,700	433,719
Robbins & Myers, Inc.^	4,000	86,040
Stewart & Stevenson Services, Inc.	12,620	285,969
Sun Hydraulics Corp.	380	13,828
Tecumseh Products Co., Class A	7,856	215,569
Tennant Co.	2,900	102,689
Terex Corp.*	3,486	137,348
Thomas Industries, Inc.	5,800	231,768
Titan International, Inc.	8,891	124,296
Toro Co.	413	15,946
Trinity Industries, Inc.^	17,439	558,571
Valmont Industries, Inc.	5,000	129,000
Wabash National Corp.^	12,500	302,875
Watts Water Technologies, Inc., Class A^	9,700	324,853
Wabtec Corp.	17,986	386,339

		14,682,681

Marine (0.1%)
Alexander & Baldwin, Inc.	3,088	143,129
Kirby Corp.*	7,975	359,672

		502,801

Road & Rail (1.1%)
AMERCO, Inc.*	5,600	299,880
Arkansas Best Corp.^	9,628	306,267
Covenant Transport, Inc., Class A*	5,100	67,320
Dollar Thrifty Automotive Group, Inc.*^	12,100	459,558
Florida East Coast Industries, Inc., Class A	12,657	548,048
Genesee & Wyoming, Inc., Class A*^	9,257	251,883
Heartland Express, Inc.^	23,034	447,551
Kansas City Southern Industries, Inc.*^	34,855	703,374
Knight Transportation, Inc.	15,806	384,560
Laidlaw International, Inc.*	7,923	190,944
Landstar System, Inc.*	5,089	153,281
Marten Transport Ltd.*	8,590	180,304
Old Dominion Freight Line*	5,700	152,931
Overnite Corp.	11,300	485,674
PAM Transportation Services, Inc.*	4,600	77,326
Quality Distribution, Inc.*	2,696	23,859
RailAmerica, Inc.*	15,400	183,260
SCS Transportation, Inc.*	5,400	96,120
Sirva, Inc.*	14,125	120,204
Swift Transportation Co., Inc.*^	3,354	78,115
U.S. Xpress Enterprises, Inc., Class A*	5,450	64,909
Werner Enterprises, Inc.	19,200	377,088

		5,652,456

Trading Companies & Distributors (0.4%)
Applied Industrial Technologies, Inc.	11,400	368,106
Hughes Supply, Inc.	23,071	648,295
Interline Brands, Inc.*	8,360	165,528
Lawson Products, Inc.^	2,700	104,814
Nuco2, Inc.*^	6,300	161,721
Watsco, Inc.	10,400	443,040

		1,891,504

Total Industrials		69,621,808

Information Technology (17.3%)
Commercial Services & Supplies (0.1%)
American Reprographics Co.*	7,911	127,288

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMSYS IT Partners, Inc.*	7,256	$123,787

		251,075

Communications Equipment (2.5%)
3Com Corp.*	131,699	479,384
Adtran, Inc.	25,791	639,359
Anaren, Inc.*^	7,508	98,730
Ariba, Inc.*	23,412	135,790
Arris Group, Inc.*	37,800	329,238
Aspect Communications Corp.*	16,500	185,295
Atheros Communications, Inc.*	11,400	91,884
Audiovox Corp., Class A*^	6,100	94,550
Avanex Corp.*	10,780	9,702
Avocent Corp.*	17,304	452,327
Bel Fuse, Inc., Class B^	3,292	100,604
Belden CDT, Inc.^	19,400	411,280
Black Box Corp.	6,500	230,100
C-COR, Inc.*^	15,200	104,120
Carrier Access Corp.*^	1,807	8,710
CIENA Corp.*	193,795	405,032
CommScope, Inc.*^	21,000	365,610
Comtech Telecommunications Corp.*^	9,225	301,012
Digi International, Inc.*	10,300	122,158
Ditech Communications Corp.*	14,900	96,701
Echelon Corp.*	29,500	202,960
Emulex Corp.*^	33,100	604,406
Extreme Networks, Inc.*	46,200	189,420
F5 Networks, Inc.*	2,650	125,173
FalconStor Software, Inc.*^	11,500	75,095
Finisar Corp.*	151,637	159,219
Foundry Networks, Inc.*	45,322	391,129
Harmonic, Inc.*^	33,800	163,254
Inter-Tel, Inc.^	8,750	162,837
Interdigital Communications Corp.*	22,300	390,250
Ixia*	15,344	298,287
MRV Communications, Inc.*	35,400	76,818
Netgear, Inc.*	10,400	193,440
Network Equipment Technologies, Inc.*^	5,870	30,289
NMS Communications Corp.*	2,918	8,345
Oplink Communications, Inc.*	101,865	174,189
Packeteer, Inc.*	13,200	186,120
Paradyne Networks Corp.*	5,873	10,630
PC-Tel, Inc.*	1,121	8,777
Plantronics, Inc.	17,923	651,680
Polycom, Inc.*	35,160	524,236
Powerwave Technologies, Inc.*^	42,100	430,262
Redback Networks, Inc.*	22,600	144,188
SafeNet, Inc.*	9,629	327,964
SeaChange International, Inc.*	8,100	56,862
Sonus Networks, Inc.*	86,589	413,895
Spectralink Corp.	5,400	56,808
Stratex Networks, Inc.*	3,532	6,075
Sycamore Networks, Inc.*^	79,600	274,620
Symmetricom, Inc.*^	19,900	206,363
Tekelec*^	20,700	347,760
Terayon Communication Systems, Inc.*	22,200	68,598
Utstarcom, Inc.*	42,700	319,823
Verso Technologies, Inc.*^	23,144	6,017
ViaSat, Inc.*	7,100	144,343
Westell Technologies, Inc.*	15,000	89,700
Zhone Technologies, Inc.*	33,000	110,550

		12,291,968

Computers & Peripherals (1.3%)
ActivCard Corp.*	5,775	26,392
Adaptec, Inc.*	46,900	$181,972
Advanced Digital Information Corp.*	26,900	204,440
Applied Films Corp.*	5,000	128,000
Brocade Communications Systems, Inc.*	104,500	405,460
Cray, Inc.*	3,885	4,817
Dot Hill Systems Corp.*	12,100	63,404
Electronics for Imaging, Inc.*^	21,600	454,464
Gateway, Inc.*	108,700	358,710
Hutchinson Technology, Inc.*^	12,500	481,375
Hypercom Corp.*	16,200	104,814
Imation Corp.	14,300	554,697
InFocus Corp.*	2,048	8,479
Intergraph Corp.*^	15,600	537,576
Komag, Inc.*^	10,900	309,233
LaserCard Corp.*	1,202	7,056
Maxtor Corp.*	97,153	505,196
McData Corp., Class A*^	47,700	190,800
Mobility Electronics, Inc.*	13,091	119,783
Novatel Wireless, Inc.*	7,400	92,278
Overland Storage, Inc.*	723	6,897
PalmOne, Inc.*	17,250	513,532
Pinnacle Systems, Inc.*	33,600	184,800
Presstek, Inc.*^	11,300	127,916
Quantum Corp.*^	72,300	214,731
SBS Technologies, Inc.*	985	9,141
Silicon Graphics, Inc.*^	15,271	10,842
SimpleTech, Inc.*	6,649	25,466
Stratasys, Inc.*^	3,550	116,014
Synaptics, Inc.*	9,350	199,716
Transact Technologies, Inc.*^	736	6,234
Unova, Inc.*	19,700	524,611

		6,678,846

Electronic Equipment & Instruments (2.2%)
Aeroflex, Inc.*	32,650	274,260
Agilysis, Inc.	9,500	149,150
Anixter International, Inc.*	12,700	472,059
BEI Technologies, Inc.	5,100	136,068
Bell MicroProducts, Inc.*	11,655	109,557
Benchmark Electronics, Inc.*	17,650	536,913
Brightpoint, Inc.*^	7,850	174,191
Checkpoint Systems, Inc.*	15,900	281,430
Cognex Corp.	17,700	463,563
Coherent, Inc.*	11,900	428,519
CTS Corp.^	20,400	250,716
Cyberoptics Corp.*	1,962	25,506
Daktronics, Inc.^	5,700	114,057
Dionex Corp.*	8,200	357,602
Electro Scientific Industries, Inc.*	14,200	253,896
Excel Technology, Inc.*	4,394	106,774
Faro Technologies, Inc.*^	4,800	130,848
Global Imaging Systems, Inc.*	8,800	280,368
Identix Corp.*^	37,900	190,637
INTAC International, Inc.*	2,470	14,820
Itron, Inc.*	9,160	409,269
Keithley Instruments, Inc.	5,100	78,591
KEMET Corp.*	42,200	265,860
Landauer, Inc.	2,700	140,157
LeCroy Corp.*	6,000	82,500
Lexar Media, Inc.*	24,500	120,295
Littelfuse, Inc.*	9,800	272,930
LoJack Corp.*	2,750	48,290
Measurement Specialties, Inc.*^	5,900	136,939
Merix Corp.*^	2,688	15,725
Methode Electronics, Inc.	11,300	134,131
Metrologic Instruments, Inc.*	10,900	136,686
MTS Systems Corp.	7,100	238,418

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Fineline Electronix, Inc.*	7,650	$140,760
Newport Corp.*	19,200	266,112
OSI Systems, Inc.*^	4,700	74,213
PAR Technology Corp.*	4,842	154,944
Park Electrochemical Corp.	5,800	146,160
Paxar Corp.*	13,900	246,725
Photon Dynamics, Inc.*^	9,104	187,633
Planar Systems, Inc.*^	2,683	19,720
Plexus Corp.*	16,300	231,949
RadiSys Corp.*	6,050	97,708
RAE Systems, Inc.*	4,075	12,755
Rofin-Sinar Technologies, Inc.*	6,000	196,800
Rogers Corp.*^	6,500	263,575
Scansource, Inc.*^	5,700	244,758
Spatialight, Inc.*^	18,350	104,044
SYNNEX Corp.*	7,600	133,076
Sypris Solutions, Inc.	6,000	74,220
Taser International, Inc.*	19,400	194,776
Technitrol, Inc.	19,500	275,535
Trimble Navigation Ltd.*	4,071	158,647
TTM Technologies, Inc.*	16,600	126,326
Universal Display Corp.*	20,500	210,740
Veeco Instruments, Inc.*^	11,200	182,336
Viisage Technology, Inc.*	13,600	60,928
Vishay Intertechnology, Inc.*	1,438	17,069
Woodhead Industries, Inc.	1,514	19,092
X-Rite, Inc.^	7,700	88,627

		10,759,953

Internet Software & Services (2.3%)
Allscripts Healthcare Solutions, Inc.*	18,200	302,302
aQuantive, Inc.*	24,200	428,824
AsiaInfo Holdings, Inc.*	36,800	202,768
Autobytel, Inc.*	11,200	54,096
Bankrate, Inc.*.	6,871	138,382
Blue Coat Systems, Inc.*	3,700	110,556
Chordiant Software, Inc.*	4,664	9,095
CMGI, Inc.*^	201,828	381,455
CNET Networks, Inc.*	53,400	626,916
Digital Insight Corp.*	13,068	312,586
Digital River, Inc.*	15,000	476,250
Digitas, Inc.*	36,974	421,873
DoubleClick, Inc.*	48,700	408,593
EarthLink, Inc.*	55,700	482,362
eCollege.com, Inc.*^	9,400	111,860
Entrust, Inc.*	20,200	96,758
Equinix, Inc.*	6,453	279,673
InfoSpace, Inc.*	12,900	424,797
Internap Network Services Corp.*	16,689	7,844
Internet Capital Group, Inc.*	17,700	129,741
Internet Security Systems, Inc.*	18,900	383,481
Interwoven, Inc.*	15,225	114,644
Ipass, Inc.*	17,700	107,262
iVillage, Inc.*	21,100	126,178
j2 Global Communications, Inc.*^	10,100	347,844
Jupitermedia Corp.*	9,500	162,735
Keynote Systems, Inc.*^	7,300	85,191
Marchex, Inc., Class B*	10,900	163,936
Matrixone, Inc.*	15,900	79,500
Motive, Inc.*	9,550	94,831
Neoforma, Inc.*	2,128	14,364
Net2Phone, Inc.*	10,481	18,971
Netratings, Inc.*	8,700	118,320
NIC Corp.*	41,400	191,268
Niku Corp.*	5,934	123,012
Online Resources Corp.*	10,520	118,981
Openwave Systems, Inc.*^	29,807	488,835
Opsware, Inc.*	28,816	147,538
RealNetworks, Inc.*	45,500	$226,135
S1 Corp.*	35,000	164,850
Seebeyond Technology Corp.*^	43,000	179,740
Sohu.com, Inc.*	8,800	192,896
SonicWALL, Inc.*	17,500	94,325
Stellent, Inc.*	9,500	71,250
SupportSoft, Inc.*	15,700	81,483
Terremark Worldwide, Inc.*	13,110	91,770
Travelzoo, Inc.*	6,660	218,648
United Online, Inc.	21,450	232,947
ValueClick, Inc.*	32,000	394,560
Vignette Corp.*	10,080	113,400
WebEx Communications, Inc.*	14,100	372,381
webMethods, Inc.*	15,500	86,800
Websense, Inc.*^	10,500	504,525
WebSideStory, Inc.*	2,424	35,536

		11,354,868

IT Services (1.6%)
Acxiom Corp.	31,685	661,583
answerthink, Inc.*	3,929	13,948
Anteon International Corp.*	12,000	547,440
BearingPoint, Inc.*	72,950	534,724
BISYS Group, Inc.*	10,067	150,401
CACI International, Inc., Class A*	102	6,442
Ciber, Inc.*	17,200	137,256
Covansys Corp.*	11,800	151,630
CSG System International, Inc.*	25,600	485,888
eFunds Corp.*	22,600	406,574
Euronet Worldwide, Inc.*^	13,300	386,631
Forrester Research, Inc.*^	14,400	256,752
Gartner, Inc., Class A*^	25,089	266,445
Greenfield Online, Inc.*^	6,700	81,405
iGate Capital Corp.*	15,100	54,058
Infocrossing, Inc.*	8,500	105,995
infoUSA, Inc.*^	10,100	118,170
Intrado, Inc.*	4,900	73,304
iPayment, Inc.*	4,912	179,386
Kanbay International, Inc.*	9,769	225,762
Keane, Inc.*	24,900	341,130
ManTech International Corp., Class A*	7,500	232,800
MAXIMUS, Inc.	8,400	296,436
MPS Group, Inc.*	44,767	421,705
Ness Technologies, Inc.*	10,700	113,634
Pegasus Solutions, Inc.*^	8,450	94,218
Perot Systems Corp., Class A*^	32,200	457,884
RightNow Technologies, Inc.*	6,950	83,539
Safeguard Scientifics, Inc.*	21,623	27,677
Sapient Corp.*^	26,200	207,766
SRA International, Inc., Class A*	554	19,235
Startek, Inc.	3,600	59,112
SYKES Enterprises, Inc.*	29,000	274,920
Syntel, Inc.	12,100	193,963
TNS, Inc.*	5,700	133,209
Tyler Technologies, Inc.*^	13,700	103,572

		7,904,594

Machinery (0.0%)
3D Systems Corp.*	5,275	126,916

Office Electronics (0.0%)
TRM Corp.*	2,197	36,954

Real Estate (0.0%)
Housevalues, Inc.*	10,200	184,416

Semiconductors & Semiconductor Equipment (4.0%)
Actel Corp.*^	7,500	104,250
ADE Corp.*^	5,900	165,495

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Advanced Energy Industries, Inc.*^	17,600	$138,336
Alliance Semiconductor Corp.*	7,220	18,411
AMIS Holdings, Inc.*^	17,584	234,571
Amkor Technology, Inc.*	39,545	177,953
Applied Micro Circuits Corp.*	110,235	282,202
Asyst Technologies, Inc.*	16,300	72,698
Atmel Corp.*	160,817	381,136
ATMI, Inc.*	16,320	473,443
August Technology Corp.*	9,700	113,005
Axcelis Technologies, Inc.*	42,800	293,608
Brooks Automation, Inc.*^	16,452	244,312
Cabot Microelectronics Corp.*	10,300	298,597
California Micro Devices CP*^	1,187	6,742
Cirrus Logic, Inc.*^	39,300	208,683
Cohu, Inc.	7,100	142,355
Conexant Systems, Inc.*	172,656	277,976
Credence Systems Corp.*	38,930	352,316
Cymer, Inc.*^	15,800	416,330
Cypress Semiconductor Corp.*	55,585	699,815
Diodes, Inc.*^	4,500	140,400
DSP Group, Inc.*	13,600	324,632
Entegris, Inc.*	23,400	231,660
ESS Technology, Inc.*	6,541	27,538
Exar Corp.*	19,300	287,377
Fairchild Semiconductor International, Inc., Class A*	43,812	646,227
FEI Co.*	10,844	247,352
Formfactor, Inc.*^	14,400	380,448
Genesis Microchip, Inc.*	10,600	195,676
Helix Technology Corp.^	15,000	199,200
Integrated Circuit Systems, Inc.*	27,842	574,659
Integrated Device Technology, Inc.*	42,400	455,800
Integrated Silicon Solutions, Inc.*	14,300	105,963
IXYS Corp.*	9,600	136,128
Kopin Corp.*^	23,600	120,360
Kulicke & Soffa Industries, Inc.*^	24,600	194,586
Lattice Semiconductor Corp.*	43,600	193,584
Leadis Technology, Inc.*	15,100	121,555
LTX Corp.*^	23,300	115,568
Mattson Technology, Inc.*^	15,900	113,844
Micrel, Inc.*	28,600	329,472
Microsemi Corp.*	23,472	441,274
Microtune, Inc.*	22,400	112,336
Mindspeed Technologies, Inc.*^	6,640	8,101
MIPS Technologies, Inc.*	23,500	169,200
MKS Instruments, Inc.*	13,400	226,326
Monolithic System Technology, Inc.*^	2,646	13,309
Mykrolis Corp.*	16,500	234,465
Netlogic Microsystems, Inc.*	6,739	119,482
OmniVision Technologies, Inc.*^	23,700	322,083
ON Semiconductor Corp.*	48,800	224,480
PDF Solutions, Inc.*^	10,520	138,022
Pericom Semiconductor Corp.*	23,000	187,220
Photronics, Inc.*^	13,100	305,754
Pixelworks, Inc.*	15,000	128,700
PLX Technology, Inc.*	8,000	81,280
PMC-Sierra, Inc.*	70,638	659,053
Portalplayer, Inc.*	5,900	122,838
Power Integrations, Inc.*	12,500	269,625
Rambus, Inc.*	35,206	471,056
RF Micro Devices, Inc.*	83,000	450,690
Rudolph Technologies, Inc.*	11,200	160,496
Semitool, Inc.*	22,900	218,466
Semtech Corp.*	27,821	463,220
Sigmatel, Inc.*	15,200	260,832
Silicon Image, Inc.*	33,900	$347,814
Silicon Laboratories, Inc.*	15,566	407,985
Silicon Storage Technology, Inc.*^	32,300	130,169
Sirf Technology Holdings, Inc.*	14,496	256,289
Skyworks Solutions, Inc.*	61,700	454,729
Staktek Holdings, Inc.*	3,542	10,626
Standard Microsystems Corp.*	7,500	175,350
Supertex, Inc.*	4,800	84,768
Tessera Technologies, Inc.*	17,943	599,476
Transmeta Corp.*	12,704	7,749
Trident Microsystems, Inc.*^	9,600	217,824
Triquint Semiconductor, Inc.*	57,621	191,878
Ultratech, Inc.*^	6,800	124,440
Varian Semiconductor Equipment Associates, Inc.*	14,600	540,200
Vitesse Semiconductor Corp.*	95,000	198,550
Volterra Semiconductor Corp.*	6,700	99,763
Zoran Corp.*	20,600	273,774

		20,153,955

Software (3.3%)
Advent Software, Inc.*	13,900	281,614
Agile Software Corp.*	14,700	92,610
Altiris, Inc.*	8,300	121,844
Ansoft Corp.*	5,400	130,464
Ansys, Inc.*	13,200	468,732
Aspen Technology, Inc.*^	11,900	61,880
Atari, Inc.*	72,200	200,716
Authentidate Holding Corp.*^	1,128	3,000
Blackbaud, Inc.	10,150	137,025
Blackboard, Inc.*^	8,200	196,144
Borland Software Corp.*	35,466	243,297
Bottomline Technologies, Inc.*	8,266	123,742
Catapult Communications Corp.*	4,638	79,124
CCC Information Services Group, Inc.*	5,231	125,282
Cogent, Inc.*	8,950	255,523
Concur Technologies, Inc.*	12,083	127,234
Digimarc Corp.*^	4,049	22,148
E.piphany, Inc.*	54,182	188,553
Emageon, Inc.*	8,660	121,327
Embarcadero Technologies, Inc.*	749	4,202
Epicor Software Corp.*	17,700	233,640
EPIQ Systems, Inc.*	4,950	80,982
Factset Research Systems, Inc.^	14,700	526,848
Filenet Corp.*	18,160	456,542
Hyperion Solutions Corp.*	2,115	85,108
Informatica Corp.*	37,400	313,786
InterVoice, Inc.*	11,600	100,108
Jack Henry & Associates, Inc.	26,014	476,316
JDA Software Group, Inc.*	9,650	109,817
KFX, Inc.*	25,100	358,679
Kronos, Inc.*^	13,787	556,857
Lawson Software, Inc.*	23,000	118,450
Macrovision Corp.*	21,000	473,340
Magma Design Automation, Inc.*^	11,200	93,632
Manhattan Associates, Inc.*	11,600	222,836
Manugistics Group, Inc.*^	6,625	11,793
Mentor Graphics Corp.*^	29,200	299,300
Micromuse, Inc.*	31,300	177,158
Micros Systems, Inc.*	16,200	724,950
MicroStrategy, Inc., Class A*^	7,000	371,280
Midway Games, Inc.*^	24,900	272,904
MRO Software, Inc.*	6,500	94,965
MSC.Software Corp.*	8,400	114,660
NetIQ Corp.*	26,480	300,548
NetScout Systems, Inc.*	12,700	83,693

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Open Solutions, Inc.*	5,100	$103,581
PalmSource, Inc.*	1,137	9,665
Parametric Technology Corp.*	108,100	689,678
Pegasystems, Inc.*^	11,600	68,440
Progress Software Corp.*	15,301	461,325
QAD, Inc.*	17,692	136,228
Quality Systems, Inc.*^	3,800	180,044
Quest Software, Inc.*	27,400	373,462
Radiant Systems, Inc.*	9,724	110,854
Renaissance Learning, Inc.	11,100	225,330
RSA Security, Inc.*	30,200	346,696
ScanSoft, Inc.*	29,211	110,418
Secure Computing Corp.*	11,525	125,392
Serena Software, Inc.*^	11,150	215,195
Sonic Solutions, Inc.*	8,863	164,852
SPSS, Inc.*	4,700	90,287
SS&C Technologies, Inc.*	4,500	142,560
SSA Global Technologies, Inc.*	2,933	35,196
Talx Corp.	6,885	199,045
THQ, Inc.*	19,350	566,374
TIBCO Software, Inc.*	77,357	505,915
TradeStation Group, Inc.*	28,000	240,240
Transaction Systems Architechs, Inc., Class A*	16,700	411,321
Ulticom, Inc.*	8,500	90,185
Ultimate Software Group, Inc.*	9,800	160,720
Vasco Data Security International*	13,342	129,417
VeriFone Holdings, Inc.	8,464	137,540
Verint Systems, Inc.*	4,100	131,856
Verity, Inc.*	12,000	105,240
Wind River Systems, Inc.*	35,900	562,912
Witness Systems, Inc.*^	9,700	176,831

		16,649,452

Total Information Technology		86,392,997

Materials (4.7%)
Chemicals (1.9%)
Airgas, Inc.	3,641	89,823
Albemarle Corp.	3,267	119,147
American Vanguard Corp.	5,298	110,781
Arch Chemicals, Inc.	10,800	269,568
Calgon Carbon Corp.	14,200	125,670
Cambrex Corp.	10,500	200,025
Crompton Corp.^	11,114	157,263
Cytec Industries, Inc.	1,987	79,083
Ferro Corp.	15,700	311,802
FMC Corp.*	2,383	133,782
Georgia Gulf Corp.	14,351	445,599
Great Lakes Chemical Corp.	20,400	641,988
H.B. Fuller Co.	13,700	466,622
Headwaters, Inc.*	17,400	598,212
Hercules, Inc.*	44,300	626,845
Kronos Worldwide, Inc.	3,947	119,160
MacDermid, Inc.	11,000	342,760
Minerals Technologies, Inc.	8,300	511,280
Mosaic Co.*	9,711	151,103
NewMarket Corp.*	6,300	93,177
NL Industries, Inc.^	6,750	103,882
Octel Corp.	7,840	141,120
Olin Corp.	30,232	551,432
OM Group, Inc.*	11,500	283,935
Omnova Solutions, Inc.*	5,305	24,721
PolyOne Corp.*	39,800	263,476
Schulman (A.), Inc.	15,900	284,451
Sensient Technologies Corp.	18,700	385,407
Spartech Corp.	10,200	181,560
Stepan Co.	6,000	132,600
Symyx Technologies, Inc.*	12,372	$346,169
Terra Industries, Inc.*	37,116	252,760
UAP Holding Corp.	12,000	199,200
Valhi, Inc.^	3,398	59,465
W.R. Grace & Co.*	29,800	232,142
Wellman, Inc.	10,800	110,052
Westlake Chemical Corp.	5,000	122,500

		9,268,562

Construction Materials (0.3%)
Ameron International Corp.	2,600	97,240
Eagle Materials, Inc.	7,500	694,425
Texas Industries, Inc.	9,900	556,677
U.S. Concrete, Inc.*	4,464	28,882

		1,377,224

Containers & Packaging (0.4%)
AptarGroup, Inc.	2,845	144,526
Caraustar Industries, Inc.*^	12,807	134,474
Chesapeake Corp.	7,400	154,956
Greif, Inc., Class A	5,800	354,380
Longview Fibre Co.	25,700	528,135
Myers Industries, Inc.^	7,700	96,250
Rock-Tenn Co., Class A	16,000	202,400
Silgan Holdings, Inc.	6,300	354,312

		1,969,433

Industrial Conglomerates (0.0%)
Aleris International, Inc.*	11,200	252,560

Metals & Mining (1.6%)
A.M. Castle & Co.*	8,595	132,879
AK Steel Holding Corp.*^	45,000	288,450
Allegheny Technologies, Inc.	5,719	126,161
AMCOL International Corp.	6,500	122,135
Brush Engineered Materials, Inc.*	6,300	89,838
Carpenter Technology Corp.	10,400	538,720
Century Aluminum Co.*^	8,200	167,280
Charles & Colvard Ltd.	1,911	46,915
Cleveland-Cliffs, Inc.^	9,800	566,048
Coeur d’Alene Mines Corp.*^	126,900	460,647
Commercial Metals Co.	24,600	585,972
Compass Minerals
International, Inc.	6,700	156,780
Foundation Coal Holdings, Inc.	10,300	267,182
GrafTech International Ltd.*^	36,400	156,520
Hecla Mining Co.*^	44,500	202,920
Metal Management, Inc.^	7,200	139,320
Metals USA, Inc.*^	8,200	155,964
NN, Inc.	7,000	88,760
Oregon Steel Mills, Inc.*	14,900	256,429
Quanex Corp.^	11,700	620,217
Royal Gold, Inc.	5,400	108,648
RTI International Metals, Inc.*	11,500	361,215
Ryerson Tull, Inc.	9,439	134,695
Schnitzer Steel Industries, Inc.^	9,050	214,485
Steel Dynamics, Inc.^	17,000	446,250
Steel Technologies, Inc.^	5,100	86,190
Stillwater Mining Co.*	16,129	119,677
Titanium Metals Corp.*^	3,269	185,646
USEC, Inc.	41,400	606,096
Wheeling-Pittsburgh Corp.*^	4,000	61,520
Worthington Industries, Inc.	29,600	467,680

		7,961,239

Paper & Forest Products (0.5%)
Bowater, Inc.	19,994	647,206
Buckeye Technologies, Inc.*	9,100	72,527
Deltic Timber Corp.	3,300	125,499
Glatfelter	17,280	214,272
Neenah Paper, Inc.	5,463	169,189

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Pope & Talbot, Inc.^	576	$6,393
Potlatch Corp.	13,600	711,688
Schweitzer-Mauduit International, Inc.	8,600	267,718
Wausau Paper Corp.	21,500	257,570
Xerium Technologies, Inc.*	4,375	51,844

		2,523,906

Total Materials		23,352,924

Telecommunication Services (1.4%)
Communications Equipment (0.0%)
Glenayre Technologies, Inc.*	32,051	120,832

Diversified Telecommunication Services (0.9%)
Alaska Communications Systems Group, Inc.	17,300	171,443
Broadwing, Corp.*^	44,835	207,138
Cincinnati Bell, Inc.*	106,500	457,950
Cogent Communications Group, Inc.*	18,435	122,408
Commonwealth Telephone Enterprises, Inc.	8,900	372,999
CT Communications, Inc.	6,100	79,605
D&E Communications, Inc.	1,065	10,331
Fairpoint Communications, Inc.	10,900	176,035
General Communication, Inc., Class A^	22,573	222,796
Golden Telecom, Inc.	8,237	252,711
IDT Corp. Class B*	20,643	271,662
Iowa Telecommunications Service, Inc.^	8,300	155,625
ITC Deltacom, Inc.*	4,820	4,097
Level 3 Communications, Inc.*	249,342	506,164
North Pittsburgh Systems, Inc.	5,100	99,756
Premier Global Services, Inc.*^	27,700	312,733
Primus Telecom Group*^	4,215	2,655
Shenandoah
Telecommunications Co.	3,800	151,050
SureWest Communications^	4,900	125,685
Talk America Holdings, Inc.*	8,900	89,089
Time Warner Telecom, Inc., Class A*^	45,100	266,992
Valor Communications Group, Inc.	12,800	176,640

		4,235,564

Wireless Telecommunication Services (0.5%)
@Road, Inc.*	4,884	12,991
Centennial Communications Corp.*	11,760	163,229
Dobson Communications Corp.*^	48,600	207,036
EMS Technologies, Inc.*	688	10,286
EndWave Corp.*	241	11,472
InPhonic, Inc.*	6,500	99,970
JAMDAT Mobile, Inc.*	7,500	207,600
Price Communications Corp.*	18,417	318,614
Remec, Inc.*^	756	4,838
SBA Communications Corp., Class A*	29,324	395,874
SunCom Wireless Holdings, Inc.*	12,308	26,585
Syniverse Holdings, Inc.*	11,040	154,560
U.S. Unwired, Inc.*	44,147	256,936
Ubiquitel, Inc.*	27,900	227,664
USA Mobility, Inc.*	9,475	278,186
Wireless Facilities, Inc.*	16,900	106,977

		2,482,818

Total Telecommunication Services		6,839,214

Utilities (2.8%)
Electric Utilities (1.1%)
Allete, Inc.	9,558	$476,944
Black Hills Corp.	13,000	479,050
CH Energy Group, Inc.	7,200	350,136
Cleco Corp.	21,100	455,127
Duquesne Light Holdings, Inc.^	30,700	573,476
El Paso Electric Co.*	21,300	435,585
Empire District Electric Co.^	10,500	251,580
Idacorp, Inc.	16,400	502,332
MGE Energy, Inc.	9,700	352,886
Ormat Technologies, Inc.^	9,000	171,900
Otter Tail Corp.	12,900	352,557
PNM Resources Inc.	4,048	116,623
UIL Holdings Corp.	6,600	355,146
Unisource Energy Corp.^	15,200	467,400

		5,340,742

Gas Utilities (1.0%)
Atmos Energy Corp.	6,899	198,691
Cascade Natural Gas Corp.^	7,520	154,160
EnergySouth, Inc.	5,000	138,550
Laclede Group, Inc.^	8,700	276,312
New Jersey Resources Corp.	11,950	576,588
Nicor, Inc.^	21,600	889,272
Northwest Natural Gas Co.	12,400	474,176
Peoples Energy Corp.^	15,100	656,246
Piedmont Natural Gas Co.^	10,402	249,856
South Jersey Industries, Inc.	5,900	360,608
Southern Union Co.*	4,569	112,169
Southwest Gas Corp.	15,100	385,201
WGL Holdings, Inc.	19,600	659,344

		5,131,173

Multi-Utilities (0.5%)
Aquila, Inc.*	89,400	322,734
Avista Corp.	19,600	364,364
Calpine Corp.*^	227,278	772,745
CMS Energy Corp.*	17,688	266,381
Energen Corp.	5,726	200,696
Northwestern Corp.	1,224	38,581
Sierra Pacific Resources*^	47,644	593,168
Ultralife Batteries, Inc.*^	7,700	124,355

		2,683,024

Water Utilities (0.2%)
American States Water Co.^	5,150	151,256
California Water Service Group^	7,400	277,796
Connecticut Water Service, Inc.	2,677	66,898
Middlesex Water Co.	7,460	144,873
SJW Corp.	4,730	222,357
Southwest Water Co.^	11,340	134,152

		997,332

Total Utilities		14,152,271

Total Common Stocks (97.7%) (Cost $420,250,907)		487,761,956

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (0.3%)
U.S. Treasury Bills
2.847%, 7/14/05#(o)	$1,640,000	1,638,404

Short-Term Investments of Cash Collateral for Securities Loaned (26.0%)
ABN Amro Bank N.V. N.Y. Branch
3.49%, 7/1/05	3,000,000	3,000,000
Bank of Nova Scotia N.Y.
3.32%, 5/30/06 (l)	4,997,714	4,997,714

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Barclays Capital
3.47%, 7/1/05	$17,695,456	$17,695,456
Deutsche Bank Securities, Inc.
3.19%, 7/13/05	5,000,000	5,000,000
Dresdner Bank AG
3.49%, 7/1/05	30,000,000	30,000,000
General Electric Capital Corp.
3.53%, 3/29/06 (l)	7,002,604	7,002,604
3.54%, 5/12/06 (l)	2,004,200	2,004,200
General Electric Co.
3.15%, 10/24/05 (l)	2,000,620	2,000,620
ING USA
3.33%, 8/18/05	5,000,000	5,000,000
Merrill Lynch & Co., Inc.
3.21%, 10/19/06 (l)	5,000,000	5,000,000
Morgan Stanley
3.62%, 6/30/06 (l)	3,000,000	3,000,000
New York Life Insurance
3.22%, 9/30/05 (l)	2,300,000	2,300,000
Nomura Securities
3.51%, 7/1/05	28,000,000	28,000,000
Nordeutsche Landesbank N.Y.
3.34%, 3/30/06 (l)	9,994,873	9,994,873
U.S. Bank N.A.
3.12%, 10/2/06 (l)	4,996,163	4,996,163

Total Short-Term Investments of Cash Collateral for Securities Loaned		129,991,630

Time Deposit (1.6%)
JPMorgan Chase Nassau
2.70%, 7/1/05	$7,954,594	$7,954,594

Total Short-Term Investments (27.9%) (Cost/Amortized Cost $139,584,655)		139,584,628

Total Investments (125.6%) (Cost/Amortized Cost $559,835,562)		627,346,584
Other Assets Less Liabilities (-25.6%)		(127,818,828)

Net Assets (100%)		$499,527,756

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2005.

Glossary:

REIT — Real Estate Investment Trust

At June 30, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/05	Unrealised Appreciation
Russell 2000 Index	26	September-05	$8,307,600	$8,360,300	$52,700

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$105,000,970
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$91,616,138

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,644,416
Aggregate gross unrealized depreciation	(29,000,302)

Net unrealized appreciation	$66,644,114

Federal income tax cost of investments	$560,702,470

At June 30, 2005, the Portfolio had loaned securities with a total value of $126,660,754. This was secured by collateral of $129,991,630 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (30.0%)
Auto Components (4.7%)
BorgWarner, Inc.	148,000	$7,943,160
Federal-Mogul Corp.*	60,000	51,600
Midas, Inc.*	220,000	5,060,000
Modine Manufacturing Co.	185,000	6,023,600
Raytech Corp.*	100,000	133,000
Spartan Motors, Inc.	40,000	431,200
Standard Motor Products, Inc.	208,300	2,749,560
Strattec Security Corp.*	19,000	1,034,740
Tenneco Automotive, Inc.*	120,000	1,996,800
Transpro, Inc.*	115,000	723,350

		26,147,010

Automobiles (0.3%)
Fleetwood Enterprises, Inc.*	145,000	1,471,750
Monaco Coach Corp.	16,000	275,040
Thor Industries, Inc.	4,000	125,720

		1,872,510

Commercial Services & Supplies (0.3%)
Adesa, Inc.	82,000	1,785,140

Hotels, Restaurants & Leisure (5.8%)
Aztar Corp.*	200,000	6,850,000
Canterbury Park Holding Corp.	14,500	252,300
Churchill Downs, Inc.	113,500	4,822,615
Dover Downs Gaming & Entertainment, Inc.	71,000	941,460
Dover Motorsports, Inc.	120,000	720,000
Gaylord Entertainment Co.*	215,000	9,995,350
Kerzner International Ltd.*	34,000	1,936,300
La Quinta Corp.*	130,000	1,212,900
Magna Entertainment Corp., Class A*	110,000	620,400
Marcus Corp.	2,000	42,440
Pinnacle Entertainment, Inc.*	80,000	1,564,800
Six Flags, Inc.*	100,000	465,000
Steak n Shake Co.*	50,000	931,000
Triarc Cos., Inc.,
Class A	40,000	644,000
Class B	70,000	1,040,200
Wyndham International, Inc., Class A*	35,000	38,850

		32,077,615

Household Durables (1.7%)
Cavalier Homes, Inc.*	164,300	816,571
Cavco Industries, Inc.*	92,000	2,592,560
Champion Enterprises, Inc.*	225,000	2,236,500
Fedders Corp.	610,000	1,342,000
National Presto Industries, Inc.	6,000	264,420
Skyline Corp.	44,000	1,756,920
Southern Energy Homes, Inc.*	20,000	114,000

		9,122,971

Media (12.7%)
Acme Communications, Inc.*	52,000	209,045
Beasley Broadcasting Group, Inc., Class A*	90,000	1,304,100
Belo Corp., Class A	105,000	2,516,850
Cablevision Systems New York Group, Class A*	185,000	5,957,000
Cumulus Media, Inc., Class A*	8,005	94,299
E.W. Scripps Co., Class A	40,000	1,952,000
Fisher Communications, Inc.*	73,000	3,452,170
Gemstar-TV Guide International, Inc.*	520,000	1,866,800
Gray Television, Inc.	270,000	3,256,200
Interactive Data Corp.*	140,000	2,909,200
Interep National Radio Sales, Inc., Class A*	40,000	$18,800
Journal Register Co.*	60,000	1,050,600
Lakes Entertainment, Inc.*	116,000	1,786,400
Lee Enterprises, Inc.	55,000	2,204,950
Liberty Corp.	142,000	5,227,020
Liberty Global, Inc. Class A*	15,000	700,050
Liberty Media Corp., Class A*	80,000	815,200
Lin TV Corp., Class A*	200,000	2,778,000
McClatchy Co., Class A	96,000	6,282,240
MDC Partners, Inc., Class A*	20,000	169,200
Media General, Inc., Class A	135,000	8,742,600
Meredith Corp.	53,000	2,600,180
Nelson (Thomas), Inc.	55,000	1,196,800
Nexstar Broadcasting Group, Inc., Class A*	60,000	372,000
Paxson Communications Corp.*	90,000	54,000
Penton Media, Inc.*	100,000	35,000
Primedia, Inc.*	400,000	1,620,000
Reader’s Digest Association, Inc. (Non-Voting)	10,000	165,000
Rogers Communications, Inc., Class B	167,000	5,490,960
Salem Communications Corp., Class A*	135,000	2,678,400
Sinclair Broadcast Group, Inc., Class A	190,000	1,725,200
Young Broadcasting, Inc., Class A*	149,200	619,180

		69,849,444

Multiline Retail (2.3%)
Neiman-Marcus Group, Inc., Class B	130,000	12,571,000

Specialty Retail (1.5%)
Big 5 Sporting Goods Corp	15,000	425,700
Bowlin Travel Centers, Inc.*	70,000	126,000
Burlington Coat Factory Warehouse Corp.	75,000	3,198,000
Earl Scheib, Inc.*‡	280,000	938,000
Gander Mountain Co.*	5,000	57,000
Pep Boys Manny, Moe & Jack	220,000	2,978,800
United Auto Group, Inc.	20,000	596,000

		8,319,500

Textiles, Apparel & Luxury Goods (0.7%)
Hartmarx Corp.*	225,000	2,265,750
Levcor International, Inc.*	45,000	49,500
Movado Group, Inc.	20,000	377,600
Wolverine World Wide, Inc.	40,000	960,400

		3,653,250

Total Consumer Discretionary		165,398,440

Consumer Staples (6.6%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	45,000	1,009,800

Food & Staples Retailing (1.1%)
Ingles Markets, Inc., Class A	145,000	1,996,650
Topps Co., Inc.	309,200	3,101,276
Weis Markets, Inc.	29,000	1,124,910

		6,222,836

Food Products (3.2%)
Corn Products International, Inc.	120,000	2,851,200
Del Monte Foods Co.*	54,000	581,580
Flowers Foods, Inc.	164,000	5,799,040
Griffin Land & Nurseries, Inc.*	114,000	2,807,820
Hain Celestial Group, Inc.*	12,000	234,000
J & J Snack Foods Corp.	2,000	104,700
John B. Sanfilippo & Son, Inc.*	1,000	23,060
Ralcorp Holdings, Inc.	50,000	2,057,500

EQ ADVISORS TRUST

EQ/SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Tootsie Roll Industries, Inc.	108,150	$3,163,388

		17,622,288

Household Products (1.7%)
Church & Dwight Co., Inc.	70,000	2,534,000
Energizer Holdings, Inc.*	22,000	1,367,740
Katy Industries, Inc.*	182,300	583,360
Oil-Dri Corp. of America	240,000	4,327,200
WD-40 Co.	15,000	418,950

		9,231,250

Personal Products (0.4%)
Elizabeth Arden, Inc.*	10,000	233,900
Revlon, Inc., Class A*	180,005	552,615
Weider Nutrition International, Inc.*	382,000	1,707,540

		2,494,055

Total Consumer Staples		36,580,229

Energy (0.2%)
Energy Equipment & Services (0.2%)
RPC, Inc.	70,000	1,184,400
W-H Energy Services, Inc.*	5,000	124,650

Total Energy		1,309,050

Financials (4.5%)
Capital Markets (0.4%)
Noel Group Liquidating Trust Units*†	135,000	—
SWS Group, Inc.	130,000	2,233,400

		2,233,400

Commercial Banks (0.5%)
Sterling Bancorp/New York	120,000	2,562,000

Diversified Financial Services (1.4%)
BKF Capital Group, Inc.	41,000	1,554,310
Epoch Holding Corp.*	15,100	64,930
GATX Corp.	180,000	6,210,000
National Patent Development Corp.*	10,000	25,500

		7,854,740

Insurance (2.1%)
Argonaut Group, Inc.*	110,000	2,539,900
CNA Surety Corp.*	60,000	891,000
Danielson Holdings Corp.*	270,599	3,298,602
Midland Co.	135,000	4,750,650

		11,480,152

Real Estate (0.1%)
Harbor Global Co., Ltd.	70,000	619,500

Total Financials		24,749,792

Health Care (4.8%)
Biotechnology (0.2%)
Invitrogen Corp.*	12,000	999,480

Commercial Services & Supplies (0.9%)
Chemed Corp.	120,000	4,905,600

Health Care Equipment & Supplies (3.3%)
Align Technology, Inc.*	70,000	515,900
Angiodynamics, Inc.*	15,000	326,100
Conmed Corp.*	49,300	1,516,961
Edwards Lifesciences Corp.*	30,000	1,290,600
Exactech, Inc.*	71,600	940,108
ICU Medical, Inc.*	25,000	804,250
Inamed Corp.*	25,000	1,674,250
Inverness Medical Innovations, Inc.*	29,000	791,700
Kensey Nash Corp.*	75,000	2,268,000
Matthews International Corp.,
Class A	10,000	389,600
Orthofix International N.V.*	10,000	$430,400
Possis Medical, Inc.*	20,000	202,600
PSS World Medical, Inc.*	30,000	373,500
Regeneration Technologies, Inc.*	75,000	469,500
Schick Technologies, Inc.*	20,000	450,000
Sybron Dental Specialties, Inc.*	95,000	3,573,900
Thermo Electron Corp.*	60,000	1,612,200
Thoratec Corp.*	10,000	153,400
Young Innovations, Inc.	4,000	149,320

		17,932,289

Health Care Providers & Services (0.1%)
Owens & Minor, Inc.	20,000	647,000

Pharmaceuticals (0.3%)
Bone Care International, Inc.*	50,000	1,648,500
TL Administration Corp.*	85,000	765

		1,649,265

Total Health Care		26,133,634

Industrials (25.4%)
Aerospace & Defense (6.1%)
AAR Corp.*	70,000	1,099,700
Aviall, Inc.*	80,000	2,527,200
Curtiss-Wright Corp.	26,000	1,402,700
Empresa Brasileira de Aeronautica S.A. (ADR)	4,000	132,280
Fairchild Corp., Class A*	400,000	1,144,000
GenCorp, Inc.	240,000	4,622,400
Kaman Corp., Class A	283,800	5,119,752
Moog, Inc., Class A*	50,000	1,574,500
Precision Castparts Corp.	102,000	7,945,800
Sequa Corp.,
Class A*	80,000	5,293,600
Class B*	43,000	2,861,650

		33,723,582

Air Freight & Logistics (0.6%)
Park-Ohio Holdings Corp.*	210,000	3,500,700

Building Products (0.2%)
Griffon Corp.*	35,000	777,000
Water Pik Technologies Inc.*	20,000	381,000

		1,158,000

Commercial Services & Supplies (2.9%)
Allied Waste Industries, Inc.*	150,000	1,189,500
Concorde Career Colleges, Inc.*	45,000	614,250
GP Strategies Corp.*	30,000	244,200
Nashua Corp.*	102,100	964,845
Republic Services, Inc.	95,000	3,420,950
Rollins, Inc.	395,000	7,915,800
School Specialty, Inc.*	30,000	1,395,000

		15,744,545

Construction & Engineering (0.1%)
Xanser Corp.*	290,000	672,800

Electrical Equipment (4.5%)
A.O. Smith Corp.	12,000	320,520
A.O. Smith Corp., Class A	8,000	208,000
Acuity Brands, Inc.	50,000	1,284,500
Ametek, Inc.	156,500	6,549,525
Baldor Electric Co.	63,000	1,532,160
C&D Technology, Inc.	15,000	137,850
Franklin Electric Co., Inc.	85,000	3,285,250
Lamson & Sessions Co.*	246,300	2,911,266
Roper Industries, Inc.	22,000	1,570,140
SL Industries, Inc.*	20,000	362,200
Thomas & Betts Corp.*	228,000	6,438,720

		24,600,131

EQ ADVISORS TRUST

EQ/SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (0.9%)
Alleghany Corp.*	5,500	$1,633,500
Standex International Corp.	55,000	1,562,550
Tredegar Corp.	95,000	1,482,000

		4,678,050

Machinery (9.9%)
Ampco-Pittsburgh Corp.	165,000	1,980,000
Baldwin Technology Co.*	263,000	815,300
Barnes Group, Inc.	7,000	231,700
CIRCOR International, Inc.	78,900	1,946,463
Clarcor, Inc.	385,000	11,261,250
CNH Global N.V	45,000	850,050
Crane Co.	100,000	2,630,000
CUNO, Inc.*	75,000	5,358,000
Donaldson Co., Inc.	40,000	1,213,200
Flowserve Corp.*	100,000	3,026,000
Gorman-Rupp Co.	28,925	619,284
Graco, Inc.	122,000	4,156,540
Idex Corp.	98,000	3,783,780
Navistar International Corp.*	30,000	960,000
Oshkosh Truck Corp.	6,000	469,680
Robbins & Myers, Inc.	97,000	2,086,470
Tennant Co.	50,000	1,770,500
Thomas Industries, Inc.	163,000	6,513,480
Watts Water Technologies, Inc.,Class A	143,000	4,789,070

		54,460,767

Trading Companies & Distributors (0.2%)
Hughes Supply, Inc.	2,000	56,200
Huttig Building Products, Inc.*	45,444	495,794
Industrial Distribution Group, Inc.*	70,000	661,500

		1,213,494

Total Industrials		139,752,069

Information Technology (2.6%)
Aerospace & Defense (0.1%)
Titan Corp.*	35,000	795,900

Communications Equipment (0.8%)
Andrew Corp.*	10,000	127,600
Belden CDT, Inc.	80,000	1,696,000
Communications Systems, Inc.	79,200	813,384
FalconStor Software, Inc.*	80,000	522,400
Plantronics, Inc.	40,000	1,454,400

		4,613,784

Electronic Equipment & Instruments (1.1%)
CTS Corp.	172,100	2,115,109
Gerber Scientific, Inc.*	32,700	227,592
Park Electrochemical Corp.	60,000	1,512,000
Paxar Corp.*	120,000	2,130,000

		5,984,701

IT Services (0.3%)
EdgewaterTechnology, Inc.*	250,000	1,085,000
Tyler Technologies, Inc.*	70,000	529,200

		1,614,200

Semiconductors & Semiconductor Equipment (0.1%)
Monolithic System Technology, Inc.*	50,000	251,500

Software (0.2%)
Amicas, Inc.	130,000	588,900
Borland Software Corp.*	80,000	548,800
OpenTV Corp., Class A*	13,000	35,620

		1,173,320

Total Information Technology		14,433,405

Materials (5.8%)
Chemicals (3.8%)
Arch Chemicals, Inc.	35,000	873,600
Core Molding Technologies, Inc.*	120,200	$1,167,142
Cytec Industries, Inc.	5,000	199,000
Ferro Corp.	250,000	4,965,000
Great Lakes Chemical Corp.	75,000	2,360,250
Hercules, Inc.*	200,000	2,830,000
MacDermid, Inc.	15,000	467,400
Material Sciences Corp.*	195,000	2,839,200
NewMarket Corp.*	18,000	266,220
Omnova Solutions, Inc.*	260,000	1,211,600
Scotts Miracle Gro Co., Class A*	1,000	71,210
Sensient Technologies Corp.	180,000	3,709,800

		20,960,422

Containers & Packaging (1.6%)
Greif, Inc., Class A	90,000	5,499,000
Myers Industries, Inc.	235,100	2,938,750

		8,437,750

Metals & Mining (0.3%)
Barrick Gold Corp.	35,000	876,050
GrafTech International Ltd.*	170,000	731,000
Kinross Gold Corp.*	28,167	171,818

		1,778,868

Paper & Forest Products (0.1%)
Schweitzer-Mauduit International, Inc.	20,000	622,600

Total Materials		31,799,640

Telecommunication Services (3.5%)
Diversified Telecommunication Services (1.0%)
ATX Communications, Inc.*†	30,000	342
Cincinnati Bell, Inc.*	500,000	2,150,000
Commonwealth Telephone Enterprises, Inc.	73,378	3,075,272
D&E Communications, Inc.	49,000	475,300

		5,700,914

Wireless Telecommunication Services (2.5%)
AO VimpelCom (ADR)*	73,000	2,484,190
Centennial Communications Corp.*	35,000	485,800
Nextel Partners, Inc., Class A*	35,000	880,950
Price Communications Corp.*	168,000	2,906,400
Rural Cellular Corp., Class A*	55,000	288,750
U.S. Cellular Corp.* .	60,000	2,996,400
Western Wireless Corp., Class A*	82,000	3,468,600

		13,511,090

Total Telecommunication Services		19,212,004

Utilities (2.8%)
Electric Utilities (2.0%)
Allegheny Energy, Inc.*	30,000	756,600
CH Energy Group, Inc.	46,000	2,236,980
Duquesne Light Holdings, Inc.	125,000	2,335,000
El Paso Electric Co.*	140,000	2,863,000
Westar Energy, Inc.	120,000	2,883,600

		11,075,180

Gas Utilities (0.1%)
AGL Resources, Inc.	6,000	231,900
SEMCO Energy, Inc.*	75,000	449,250

		681,150

Multi-Utilities & Unregulated Power (0.6%)
AES Corp.*	25,000	409,500
Aquila, Inc.*	400,000	1,444,000
Oneok, Inc.	40,000	1,306,000

		3,159,500

EQ ADVISORS TRUST

EQ/SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.1%)
SJW Corp.	10,000	$470,100

Total Utilities		15,385,930

Total Common Stocks (86.2%) (Cost $323,295,091)		474,754,193

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (10.9%)
U.S. Treasury Bills
2.99%, 9/22/05 (o)	$20,220,000	20,079,754
2.98%, 9/15/05 (o)	20,147,000	20,019,470
2.72%, 8/11/05 (o)	20,100,000	20,036,520

Total Government Securities		60,135,744

Time Deposit (3.2%)
JPMorgan Chase Nassau
2.70%, 7/1/05	17,702,831	17,702,831

Total Short-Term Investments (14.1%) (Cost/Amortized Cost $77,842,989)		77,838,575

Total Investments (100.3%) (Cost/Amortized Cost $401,138,080)		552,592,768
Other Assets Less Liabilities (-0.3%)		(1,425,177)

Net Assets (100%)		551,167,591

*	Non-income producing.

†	Securities (totaling $342 or 0.00% of net assets) valued at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value June 30, 2005	Dividend Income	Realized Gain (Loss)
Earl Schieb, Inc.	$790,000	$98,506	$—	$938,000	$—	$—

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$72,668,892
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$45,598,821

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$171,060,963
Aggregate gross unrealized depreciation	(23,272,219)

Net unrealized appreciation	$147,788,744

Federal income tax cost of investments	$404,804,024

For the six months ended June 30, 2005, the Portfolio incurred approximately $111,567 as brokerage commissions with Gabelli & Co., Inc. an affiliated broker/dealer.

See Notes to Financial Statements.

239

EQ ADVISORS TRUST

EQ/TCW EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.8%)
Hotels, Restaurants & Leisure (3.0%)
Starbucks Corp.*	159,825	$8,256,560

Internet & Catalog Retail (9.4%)
Amazon.com, Inc.*	364,230	12,048,728
eBay, Inc.*	403,200	13,309,632

		25,358,360

Media (8.4%)
Pixar*	220,600	11,041,030
XM Satellite Radio Holdings, Inc., Class A*	346,265	11,655,280

		22,696,310

Total Consumer Discretionary		56,311,230

Consumer Staples (4.1%)
Food & Staples Retailing (4.1%)
Wal-Mart Stores, Inc.	98,900	4,766,980
Walgreen Co.	138,200	6,355,818

Total Consumer Staples		11,122,798

Financials (14.3%)
Commercial Banks (2.0%)
Commerce Bancorp, Inc./New Jersey	182,250	5,523,997

Insurance (12.3%)
Aflac, Inc.	36,200	1,566,736
American International Group, Inc.	68,250	3,965,325
Progressive Corp.	281,285	27,793,771

		33,325,832

Total Financials		38,849,829

Health Care (12.8%)
Biotechnology (12.8%)
Amgen, Inc.*	137,500	8,313,250
Genentech, Inc.*	327,360	26,280,461

Total Health Care		34,593,711

Industrials (6.4%)
Commercial Services & Supplies (4.6%)
Apollo Group, Inc., Class A*	158,400	12,390,048

Industrial Conglomerates (1.8%)
General Electric Co.	143,300	4,965,345

Total Industrials		17,355,393

Information Technology (41.7%)
Communications Equipment (6.7%)
Cisco Systems, Inc.*	289,500	$5,532,345
QUALCOMM, Inc.	378,200	12,484,382

		18,016,727

Computers & Peripherals (9.8%)
Dell, Inc.*	262,000	10,351,620
Network Appliance, Inc.*	575,385	16,266,134

		26,617,754

Internet Software & Services (12.3%)
Google, Inc., Class A*	39,400	11,589,510
Yahoo!, Inc.*	628,400	21,774,060

		33,363,570

Semiconductors & Semiconductor Equipment (6.3%)
Maxim Integrated Products, Inc.	276,900	10,580,349
Xilinx, Inc.	254,200	6,482,100

		17,062,449

Software (6.6%)
Adobe Systems, Inc.	183,400	5,248,908
Electronic Arts, Inc.*	174,000	9,850,140
Symantec Corp.*	125,120	2,720,108

		17,819,156

Total Information Technology		112,879,656

Total Common Stocks (100.1%) (Cost $197,456,578)		271,112,617

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $343,996)	$343,996	343,996

Total Investments (100.2%) (Cost/Amortized Cost $197,800,574)		271,456,613
Other Assets Less Liabilities (-0.2%)		(666,681)

Net Assets (100%)		$270,789,932

*	Non-income producing.

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$15,902,206
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$14,663,432

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,627,766
Aggregate gross unrealized depreciation	(18,971,727)

Net unrealized appreciation	$73,656,039

Federal income tax cost of investments	$197,800,574

The Portfolio has a net capital loss carryforward of $150,263,864 of which $27,118,232 expires in the year 2009, $62,598,018 expires in the year 2010, $42,657,049 expires in the year 2011, and $17,890,565 expires in the year 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.5%)
Auto Components (1.2%)
BorgWarner, Inc.	2,600	$139,542
Johnson Controls, Inc.	27,400	1,543,442

		1,682,984

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	21,400	1,167,370

Internet & Catalog Retail (1.1%)
IAC/InterActiveCorp*	69,000	1,659,450

Media (5.7%)
Clear Channel Communications, Inc.	46,100	1,425,873
Dex Media, Inc.	35,000	854,350
DIRECTV Group, Inc.*	36,600	567,300
Omnicom Group, Inc.	26,300	2,100,318
Time Warner, Inc.*	130,500	2,180,655
Univision Communications, Inc., Class A*	40,500	1,115,775

		8,244,271

Multiline Retail (1.0%)
Kohl’s Corp.*	25,000	1,397,750

Specialty Retail (0.7%)
Office Depot, Inc.*	45,300	1,034,652

Total Consumer Discretionary		15,186,477

Consumer Staples (6.1%)
Food & Staples Retailing (4.9%)
7-Eleven, Inc.*	11,000	332,640
Albertson’s, Inc.	99,400	2,055,592
Costco Wholesale Corp.	62,000	2,778,840
Kroger Co.*	102,000	1,941,060

		7,108,132

Household Products (1.2%)
Kimberly-Clark Corp.	28,000	1,752,520

Total Consumer Staples		8,860,652

Energy (3.5%)
Energy Equipment & Services (0.5%)
Baker Hughes, Inc.	13,700	700,892

Oil & Gas (3.0%)
Exxon Mobil Corp.	41,400	2,379,258
Marathon Oil Corp.	36,500	1,948,005

		4,327,263

Total Energy		5,028,155

Financials (22.7%)
Capital Markets (4.4%)
Mellon Financial Corp.	88,900	2,550,541
Morgan Stanley	72,000	3,777,840

		6,328,381

Commercial Banks (5.3%)
Fifth Third Bancorp	41,300	1,701,973
PNC Financial Services Group, Inc.	31,600	1,720,936
Wells Fargo & Co.	70,000	4,310,600

		7,733,509

Diversified Financial Services (6.3%)
Citigroup, Inc.	128,900	5,959,047
JPMorgan Chase & Co.	90,900	3,210,588

		9,169,635

Insurance (4.5%)
Aflac, Inc.	26,800	1,159,904
Allstate Corp.	27,200	1,625,200
American International Group, Inc.	39,900	2,318,190
Hartford Financial Services Group, Inc.	19,200	$1,435,776

		6,539,070

Thrifts & Mortgage Finance (2.2%)
Freddie Mac	47,800	3,117,994

Total Financials		32,888,589

Health Care (18.6%)
Biotechnology (2.2%)
Cephalon, Inc.*	22,300	887,763
Genzyme Corp.*	34,600	2,079,114
Millennium Pharmaceuticals, Inc.*	20,800	192,816

		3,159,693

Health Care Equipment & Supplies (0.8%)
Medtronic, Inc.	18,200	942,578
Waters Corp.*	7,700	286,209

		1,228,787

Health Care Providers & Services (6.1%)
Caremark Rx, Inc.*	17,900	796,908
Medco Health Solutions, Inc.*	34,800	1,856,928
UnitedHealth Group, Inc.	80,800	4,212,912
WellPoint, Inc.*	28,400	1,977,776

		8,844,524

Pharmaceuticals (9.5%)
Allergan, Inc.	36,600	3,119,784
Bristol-Myers Squibb Co.	44,600	1,114,108
Johnson & Johnson	70,600	4,589,000
Mylan Laboratories, Inc.	105,200	2,024,048
Wyeth	65,400	2,910,300

		13,757,240

Total Health Care		26,990,244

Industrials (9.3%)
Aerospace & Defense (2.6%)
Lockheed Martin Corp.	32,900	2,134,223
Northrop Grumman Corp.	29,700	1,640,925

		3,775,148

Air Freight & Logistics (0.6%)
FedEx Corp.	11,100	899,211

Building Products (2.1%)
Masco Corp.	95,200	3,023,552

Commercial Services & Supplies (0.9%)
Cendant Corp.	57,500	1,286,275

Machinery (1.8%)
Illinois Tool Works, Inc.	33,200	2,645,376

Road & Rail (1.3%)
Burlington Northern Santa Fe Corp.	39,200	1,845,536

Total Industrials		13,475,098

Information Technology (8.8%)
Computers & Peripherals (1.2%)
Hewlett-Packard Co.	76,800	1,805,568

Electronic Equipment & Instruments (1.0%)
Mettler-Toledo International, Inc.*	29,800	1,388,084

Semiconductors & Semiconductor Equipment (1.4%)
Applied Materials, Inc.	73,900	1,195,702
Xilinx, Inc.	34,200	872,100

		2,067,802

Software (5.2%)
Microsoft Corp.	172,500	4,284,900
Oracle Corp.*	147,800	1,950,960

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
VERITAS Software Corp.*	50,200	$1,224,880

		7,460,740

Total Information Technology		12,722,194

Materials (1.7%)
Construction Materials (1.7%)
Martin Marietta Materials, Inc.	34,500	2,384,640

Total Materials		2,384,640

Telecommunication Services (4.4%)
Diversified Telecommunication Services (1.2%)
SBC Communications, Inc.	72,400	1,719,500

Wireless Telecommunication Services (3.2%)
Nextel Communications, Inc., Class A*	143,900	4,649,409

Total Telecommunication Services		6,368,909

Utilities (6.9%)
Electric Utilities (5.4%)
American Electric Power Co., Inc.	35,500	1,308,885
Exelon Corp.	68,500	3,516,105
FirstEnergy Corp.	47,700	2,294,847
Pepco Holdings, Inc.	27,700	663,138

		7,782,975

Gas Utilities (0.6%)
NiSource, Inc	35,500	877,915

Multi-Utilities & Unregulated Power (0.9%)
Sempra Energy	33,600	1,388,016

Total Utilities		10,048,906

Total Common Stocks (92.5%) (Cost $113,619,122)		133,953,864

INVESTMENT COMPANIES:
Exchange Traded Fund (4.7%)
S&P 500 Depositary Receipts	57,000	$6,789,840

Total Investment Companies (4.7%) (Cost $6,742,154)		6,789,840

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (2.4%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $3,540,296)	$3,540,296	3,540,296

Total Investments (99.6%) (Cost/Amortized Cost $123,901,573)		144,284,000
Other Assets Less Liabilities (0.4%)		512,878

Net Assets (100%)		$144,796,878

*	Non-income producing.

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$33,597,523
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$21,409,560

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,590,442
Aggregate gross unrealized depreciation	(3,398,673)

Net unrealized appreciation	$20,191,769

Federal income tax cost of investments	$124,092,231

For the six months ended June 30, 2005, the Portfolio incurred approximately $129 as brokerage commissions with Bernstein (Sanford C.) & Co. and $798 with UBS AG, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $44,321,445 of which $27,673,110 expires in the year 2010, and $16,648,335 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.3%)
Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp.	2,300	$63,825

Leisure Equipment & Products (1.1%)
Eastman Kodak Co.	4,100	110,085
Mattel, Inc.	7,000	128,100

		238,185

Media (6.0%)
Clear Channel Communications, Inc.	11,300	349,509
Liberty Media Corp., Class A*	30,700	312,833
Time Warner, Inc.*	16,900	282,399
Walt Disney Co.	12,800	322,304

		1,267,045

Specialty Retail (0.6%)
Best Buy Co., Inc.	1,700	116,535

Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc.	1,700	52,768

Total Consumer Discretionary		1,738,358

Consumer Staples (10.2%)
Beverages (1.4%)
Coca-Cola Co.	7,000	292,250

Food & Staples Retailing (1.6%)
Wal-Mart Stores, Inc.	7,100	342,220

Food Products (3.5%)
Kraft Foods, Inc., Class A	8,700	276,747
Unilever N.V. (N.Y. Shares)	7,100	460,293

		737,040

Household Products (1.5%)
Kimberly-Clark Corp.	5,000	312,950

Tobacco (2.2%)
Altria Group, Inc.	7,100	459,086

Total Consumer Staples		2,143,546

Energy (4.4%)
Energy Equipment & Services (2.3%)
GlobalSantaFe Corp.	1,500	61,200
Halliburton Co.	7,800	372,996
Schlumberger Ltd.	600	45,564

		479,760

Oil & Gas (2.1%)
ConocoPhillips	2,900	166,721
Petroleo Brasileiro S.A. (Preference (ADR))	2,600	119,704
Total S.A. (ADR)	1,400	163,590

		450,015

Total Energy		929,775

Financials (19.6%)
Capital Markets (1.5%)
Bank of New York Co., Inc.	7,100	204,338
Lehman Brothers Holdings, Inc.	100	9,928
Merrill Lynch & Co., Inc.	1,800	99,018

		313,284

Commercial Banks (6.5%)
Bank of America Corp.	14,700	670,467
PNC Financial Services Group, Inc.	3,000	163,380
Wachovia Corp.	1,800	89,280
Wells Fargo & Co.	7,100	437,218

		1,360,345

Diversified Financial Services (3.4%)
Citigroup, Inc.	11,300	522,399
JPMorgan Chase & Co.	5,700	$201,324

		723,723

Insurance (4.0%)
Ambac Financial Group, Inc.	700	48,832
American International Group, Inc.	2,900	168,490
Assurant, Inc.	800	28,880
Chubb Corp.	5,000	428,050
Genworth Financial, Inc., Class A	1,700	51,391
Hartford Financial Services Group, Inc.	100	7,478
MetLife, Inc.	1,400	62,916
St. Paul Travelers Cos., Inc.	1,400	55,342

		851,379

Thrifts & Mortgage Finance (4.2%)
Fannie Mae	1,700	99,280
Freddie Mac	11,900	776,237

		875,517

Total Financials		4,124,248

Health Care (14.2%)
Health Care Providers & Services (0.7%)
AmerisourceBergen Corp.	2,100	145,215

Pharmaceuticals (13.5%)
Bristol-Myers Squibb Co.	29,100	726,918
GlaxoSmithKline plc (ADR)	16,900	819,819
Pfizer, Inc.	10,700	295,106
Roche Holding AG (ADR)	5,600	354,200
Sanofi-Aventis (ADR)	3,300	135,267
Schering-Plough Corp.	11,300	215,378
Wyeth	6,700	298,150

		2,844,838

Total Health Care		2,990,053

Industrials (0.3%)
Airlines (0.3%)
Southwest Airlines Co.	5,200	72,436

Total Industrials		72,436

Information Technology (4.6%)
Communications Equipment (0.5%)
Cisco Systems, Inc.*	5,200	99,372

Computers & Peripherals (1.6%)
Hewlett-Packard Co.	7,000	164,570
International Business Machines Corp.	1,800	133,560
Lexmark International, Inc., Class A*	700	45,381

		343,511

IT Services (2.1%)
Affiliated Computer Services, Inc., Class A*	4,000	204,400
First Data Corp.	2,600	104,364
Sungard Data Systems, Inc.*	4,100	144,197

		452,961

Software (0.4%)
Microsoft Corp.	3,300	81,972

Total Information Technology		977,816

Materials (9.9%)
Chemicals (3.5%)
Dow Chemical Co.	5,000	222,650
DuPont (E.I.) de Nemours & Co.	8,700	374,187
Rohm & Haas Co.	2,900	134,386

		731,223

Metals & Mining (1.8%)
Alcoa, Inc.	14,700	384,111

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (4.6%)
Georgia-Pacific Corp.	16,900	$537,420
International Paper Co.	14,345	433,362

		970,782

Total Materials		2,086,116

Telecommunication Services (8.2%)
Diversified Telecommunication Services (8.2%)
SBC Communications, Inc.	26,500	629,375
Sprint Corp.	18,000	451,620
Verizon Communications, Inc.	18,700	646,085

Total Telecommunication Services		1,727,080

Utilities (3.5%)
Electric Utilities (1.2%)
American Electric Power Co., Inc.	7,000	258,090

Multi-Utilities & Unregulated Power(2.3%)
Constellation Energy Group, Inc.	4,000	230,760
Dominion Resources, Inc.	1,700	124,763
Public Service Enterprise Group, Inc.	2,100	127,722

		483,245

Total Utilities		741,335

Total Common Stocks (83.2%) (Cost $17,685,300)		17,530,763

SHORT-TERM INVESTMENTS:
Government Security (8.5%)
Federal Home Loan Bank
2.60%, 7/1/05 (o)	$1,800,000	$1,799,870

Time Deposit (15.1%)
JPMorgan Chase Nassau
2.70%, 7/1/05	3,172,207	3,172,207

Total Short-Term Investment Securities (23.6%) (Cost/Amortized Cost $4,972,207)		4,972,077
Total Investments (106.8%) (Cost/Amortized Cost $22,657,507)		22,502,840
Other Assets Less Liabilities (-6.8%)		(1,427,448)

Net Assets (100%)		$21,075,392

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the period ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$17,784,518
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$99,231

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,701
Aggregate gross unrealized depreciation	(334,368)

Net unrealized depreciation	$(154,667)

Federal income tax cost of investments	$22,657,507

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Austria (0.4%)
Raiffeisen International Bank Holding AG*	49,826	$3,185,597

Brazil (11.1%)
All America Latina Logistica S.A.	83,630	2,460,914
Banco Itau Holding Financeira S.A. (ADR)	82,380	7,620,150
Banco Itau Holding Financeira S.A. (Preference)	25,157	4,626,054
Cia Energetica de Minas Gerais S.A. (ADR)	109,600	3,490,760
Cia Energetica de Minas Gerais S.A. (Preference)	8,854,910	278,227
Cia Vale do Rio Doce (Preference)	5,314	133,328
Cia Vale do Rio Doce (Sponsored (ADR))	574,964	14,604,086
CPFL Energia S.A.	249,315	1,942,577
CPFL Energia S.A. (ADR)	19,740	467,838
Embratel Participacoes S.A. (Preference)	1,372,731,900	2,859,979
Empresa Brasileira de Aeronautica S.A. (ADR)	196,230	6,489,326
Gerdau S.A. (Preference)	235,950	2,258,086
Gerdau SA (Preference) (Sponsored (ADR))	93,755	912,236
Lojas Arapua S.A. (Preference)*†(b)	1,248,000	—
Petroleo Brasileiro S.A. (ADR)	239,083	12,463,397
Petroleo Brasileiro S.A. (Preference (ADR))	299,894	13,807,120
Petroleo Brasileiro S.A. (Preference)	18,780	855,697
Tele Norte Leste Participacoes S.A.	70,700	1,604,709
Telesp Celular	29,421	20,432
Telesp Celular Participacoes S.A. (Preference)	635,675	2,670,293
Uniao de Bancos Brasileiros S.A.	93,843	717,284
Uniao de Bancos Brasileiros S.A. (GDR)	133,650	5,161,563

		85,444,056

Chile (1.1%)
Enersis S.A. (ADR)	848,000	8,853,120

China (2.0%)
Air China Ltd.*	1,970,000	665,258
China Life Insurance Co., Ltd., Class H*^	4,206,000	2,867,740
China TechFaith Wireless Communication Technology Ltd. (ADR)*	61,500	1,000,605
Foxconn International Holdings Ltd.*	2,262,000	1,687,777
Hainan Meilan International Airport Co., Ltd., Class H	1,324,000	757,954
Huadian Power International Co.	5,752,000	1,627,931
Lianhua Supermarket Holdings Co., Ltd., Class H	1,108,000	1,261,472
Ping An Insurance Group Co. of China Ltd., Class H §	1,822,000	2,929,901
Wumart Stores, Inc., Class H	551,000	886,046
Yanzhou Coal Mining Co., Ltd., Class H^	2,694,399	$2,114,396

		15,799,080

Colombia (0.4%)
BanColombia S.A. (ADR)	199,100	3,183,609

Egypt (1.5%)
Eastern Tobacco	145,178	5,378,791
Egyptian Co. for Mobile Services	185,872	5,840,408
Orascom Construction Industries (GDR)*	1,028	58,596

		11,277,795

Greece (0.0%)
Hellenic Telecommunications S.A. (ADR)*	1	10

Hong Kong (3.4%)
Asia Aluminum Holdings Ltd.	16,258,000	1,924,197
China Mobile (Hong Kong) Ltd.	1,339,000	4,986,820
China Resources Power Holdings Co.	4,046,000	2,251,161
Fountain Set (Holdings) Ltd.	2,579,000	1,327,107
Global Bio-Chem Technology Group Co. Ltd.	4,542,000	2,819,285
GOME Electrical Appliances Holdings Ltd.^	2,227,000	1,919,507
Grande Holdings Ltd.	1,102,000	1,027,813
Hopewell Highway Infrastructure Ltd.^	2,797,000	2,015,000
Kingboard Chemicals Holdings Ltd.^	1,039,000	3,314,834
Moulin International Holdings^†	1,136,000	—
Norstar Founders Group Ltd.^	2,973,000	850,980
Shougang Concord Century Holdings Ltd.	6,594,000	542,905
TPV Technology Ltd.	4,331,000	2,900,510
Victory City International Holdings Ltd.	2,138,000	694,486

		26,574,605

India (7.3%)
ABB Ltd. (India)*(i)	82,419	2,509,818
Aventis Pharma Ltd./India	52,796	1,550,670
Bharat Heavy Electricals Ltd.	323,584	6,437,446
Cipla Ltd.	269,000	1,940,166
Container Corp. of India Ltd.	91,442	1,934,835
GlaxoSmithkline Pharmaceuticals Ltd.	91,500	1,692,476
Glenmark Pharmaceuticals Ltd.	280,000	1,731,325
Gujarat Ambuja Cements, Ltd.	445,000	603,841
Gujarat Ambuja Cements, Ltd. (GDR)	1,141,000	1,494,710
HDFC Bank Ltd.	226,000	3,295,920
Hero Honda Motors Ltd.	231,215	3,075,245
Hindalco Industries Ltd.	53,207	1,469,433
Hindustan Lever Ltd.	653,869	2,460,280
Housing Development Finance Corp.	139,000	2,825,875
Industrial Development Bank of India Ltd.	350,000	821,470
Infosys Technologies Ltd.	124,680	6,760,621
ITC Ltd.	33,000	1,251,844
ITC Ltd. (GDR)	29,000	1,081,700
Mahanager Telephone Nigam.	537,000	1,430,189
Mahindra & Mahindra Ltd.	173,500	2,229,004

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Oil & Natural Gas Corp., Ltd.	124,450	$2,921,627
Punjab National Bank †	57,500	502,398
Siemens India Ltd.	36,500	1,634,147
UTI Bank Ltd.	220,000	1,250,529
UTIi Bank Ltd. (GDR)	158,000	873,740
Wipro Ltd.	135,500	2,385,741

		56,165,050

Indonesia (0.7%)
PT Bank Central Asia Tbk	5,344,500	1,971,332
PT Bank Rakyat Indonesia	6,077,000	1,805,666
PT Bumi Resources Tbk*	9,704,500	825,280
PT Gudang Garam Tbk	489,000	633,796

		5,236,074

Israel (0.7%)
Check Point Software Technologies Ltd.*	269,219	5,330,536
ECI Telecom Ltd.*	1	8

		5,330,544

Malaysia (1.8%)
Bandar Raya Developments BHD	1,487,000	586,974
Commerce Asset Holding Bhd	1,076,000	1,429,947
Magnum Corp. Bhd	2,381,000	1,353,410
MK Land Holdings BHD	2,499,000	723,395
Resorts World Bhd	472,000	1,180,000
Road Builder (M) Holdings BHD	873,000	546,774
SP Setia Bhd	1,492,000	1,601,937
Tenaga Nasional Bhd	1,379,100	3,810,671
YTL Corp. Bhd	1,767,400	2,488,313

		13,721,421

Mexico (9.9%)
America Movil S.A. de C.V. (ADR)	392,560	23,400,501
Empresas ICA Sociedad Controladora S.A. de C.V.* (ADR)	136,200	330,966
Empresas Ica Sociedad Controladora S.A. de C.V.*	2,862,700	1,160,439
Fomento Economico Mexicano S.A. de C.V. (ADR)	97,400	5,802,118
Grupo Financiero Banorte S.A. de C.V.	486,080	3,201,336
Grupo Televisa S.A. (ADR)	278,610	17,298,895
Kimberly-Clark de Mexico S.A. de C.V.	866,650	2,965,634
Wal-Mart de Mexico S.A. de C.V., Series C (ADR)	50,025	2,029,694
Wal-Mart de Mexico S.A. de C.V., Series V	5,059,743	20,529,216

		76,718,799

Morocco (0.3%)
Banque Marocaine du Commerce Exterieur	37,000	2,368,771

Netherlands (0.4%)
Efes Breweries International N.V.* (GDR)	96,819	3,267,641

Poland (3.3%)
Agora S.A.*	198,126	3,795,688
Bank Pekao S.A.	63,951	2,756,632
Powszechna Kasa Oszczednosci Bank Polski S.A.*	670,151	5,436,395
Telekomunikacja Polska S.A.	1,350,200	$8,303,730
Telekomunikacja Polska S.A. (GDR)	351,611	2,178,722
TVN S.A.*	183,937	2,697,952

		25,169,119

Russia (7.0%)
AO VimpelCom (ADR)*	65,600	2,232,368
LUKOIL (ADR)	695,356	25,575,194
Mobile Telesystems OJSC (ADR) §	243,780	8,203,197
OAO Gazprom (ADR)^	3,600	129,960
OAO Gazprom (ADR) (Registered)	51,300	1,846,800
Pyaterochka Holding N.V. (GDR)*	11,200	157,024
Pyaterochka Holding N.V.(GDR)*§	211,018	3,038,659
Sberbank RF (GDR)*	137,600	9,155,697
Wimm-Bill-Dann Foods OJSC (ADR)*	235,900	3,875,837

		54,214,736

South Africa (11.0%)
African Bank Investments Ltd.	2,159,200	6,050,219
Aveng Ltd.	1,932,400	3,576,025
AVI Ltd.	9,700	19,186
Barloworld Ltd.	279,500	3,978,707
Edgars Consolidated Stores Ltd.	125,900	5,469,976
Harmony Gold Mining Co., Ltd.	443,777	3,873,444
Harmony Gold Mining Co., Ltd. (ADR)	132,700	1,135,912
Impala Platinum Holdings Ltd.	40,020	3,580,041
Lewis Group Ltd.*	438,500	2,398,275
Massmart Holdings Ltd.	827,200	5,549,249
Metropolitan Holdings Ltd.	1,306,600	1,981,343
Mittal Steel South Africa, Ltd.	100	704
MTN Group Ltd.	1,661,480	11,016,534
Murray & Roberts Holdings Ltd.	1,226,600	2,573,165
Naspers Ltd.	472,000	5,870,251
Pretoria Portland Cement Co. Ltd.	33,300	1,147,398
Sanlam Ltd.	7,600	13,370
Shoprite Holdings Ltd.	1,519,300	3,335,168
Standard Bank Group Ltd.	1,303,305	12,625,575
Steinhoff International Holdings Ltd.	2,324,980	5,365,084
Telkom South Africa Ltd.	321,820	5,261,073

		84,820,699

South Korea (12.0%)
Cheil Industries, Inc.	165,780	2,678,787
Daelim Industrial Co.	12,570	673,806
Daishin Securities Co. Ltd. (Non-Voting)	97,500	943,396
Doosan Heavy Industries and Construction Co. Ltd.	203,240	3,343,087
Doosan Infracore Co. Ltd.	102,580	901,235
GS Engineering & Construction Corp.	153,320	5,058,744
Handsome Co. Ltd.	139,990	1,328,787
Hankook Tire Co. Ltd.	512,000	6,192,550
Hanmi Pharm Co. Ltd.	12,310	836,151
Hynix Semiconductor, Inc.*	114,380	1,881,432
Hyundai Heavy Industries	33,860	1,703,648
Hyundai Mobis	100,410	6,752,293
Hyundai Motor Co.	67,070	3,731,519

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Hyundai Motor Co. (Non-Voting)	31,370	$1,123,067
Korea Electric Power Corp.	54,280	1,664,902
Korean Air Lines Co., Ltd.	105,470	1,791,000
KT&G Corp.	129,740	5,084,151
Kumho Tire Co., Inc.	8,570	124,383
Kumho Tire Co., Inc. (GDR)*(b)	111,670	810,378
Orion Corp.	32,632	4,846,649
Pusan Bank	168,660	1,501,376
S-Oil Corp.	24,040	1,919,013
Samsung Electronics Co., Ltd.	32,443	15,507,346
Samsung Electronics Co., Ltd. (Non-Voting)	14,893	4,892,282
Samsung Fire & Marine Insurance Co., Ltd.*	18,110	1,470,178
Samsung Heavy Industries Co. Ltd.	168,680	1,535,829
Samsung SDI Co., Ltd.	51,420	4,831,042
Shinhan Financial Group Co. Ltd.	205,970	5,360,999
SK Corp.	31,650	1,678,200
STX Shipbuilding Co., Ltd.	119,540	2,833,798

		93,000,028

Taiwan (11.8%)
Acer, Inc.	317,653	627,961
Asia Optical Co., Inc.	799,523	5,550,926
AU Optronics Corp.*	2,986,000	4,996,264
Catcher Technology Co., Ltd.	684,000	3,959,197
Cathay Financial Holding Co. Ltd.	2,343,000	4,728,168
Cheng Shin Rubber Industry Co. Ltd.	1,093,328	1,229,391
China Steel Corp.	1,386,000	1,402,856
Chinatrust Financial Holding Co. Ltd.	3,103,671	3,386,840
CTCI Corp.	2,340,817	1,288,299
Cyberlink Corp.	272,611	810,534
Delta Electronics, Inc.	2,262,103	3,516,704
Delta Electronics, Inc. (GDR)	158,598	1,292,574
Eva Airways Corp.*	2,991,244	1,452,313
Far EasTone Telecommunications Co. Ltd.	1,548,000	1,983,015
Formosa Plastics Corp.	431,640	707,215
Hon Hai Precision Industry (GDR) (Registered)	50,800	525,780
Hon Hai Precision Industry Co. Ltd.	1,510,243	7,858,012
Infortrend Technology, Inc.	837,315	1,755,910
Kaulin Manufacturing Co. Ltd.	745,100	754,162
Largan Precision Co. Ltd.	253,551	1,668,125
MediaTek, Inc.	527,434	4,579,419
Mega Financial Holding Co. Ltd.	6,019,000	3,969,450
Nan Ya Plastics Corp.	468,000	690,554
Phoenixtec Power Co. Ltd.	1,201,845	1,294,391
Polaris Securities Co. Ltd.	1,940,948	966,929
Radiant Opto-Electronics Corp.	363,000	1,205,580
Shin Kong Financial Holdings Co. Ltd.	7,419,291	7,509,523
Springsoft, Inc.	882,043	1,841,339
Taishin Financial Holdings Co. Ltd.	2,371,683	1,991,687
Taiwan Mobile Co., Ltd.	1,944,000	2,004,536
Taiwan Semiconductor Manufacturing Co., Ltd.	3,340,441	5,821,774
Tsann Kuen Enterprise Co.*	1,314,275	1,812,478
United Microelectronics Corp.*	10,333,000	7,517,167
Vanguard International Semiconductor Corp.*	69,000	$66,347
Yang Ming Marine Transport	682,000	609,400

		91,374,820

Thailand (4.2%)
Advanced Information Service PCL (Foreign)	1,366,300	3,240,499
Asian Property Development PCL (Foreign)	8,042,200	704,568
Bangkok Bank PCL (Foreign)	1,943,200	5,079,032
Banpu PCL (Foreign)	231,700	835,511
CH Karnchang plc*	2,514,000	693,601
CP Seven Eleven PCL	10,659,400	1,457,541
Italian-Thai Development PCL (Foreign)*	10,326,400	2,399,164
Kasikornbank PCL (Foreign)	3,089,900	4,262,447
Lalin Property PCL (Foreign)	2,095,700	256,130
Land and Houses PCL (Foreign)	5,415,800	917,488
MBK PCL (Foreign)	424,300	492,894
PTT PCL (Foreign)	710,900	3,750,634
Siam City Bank PCL (Foreign)	2,215,100	1,407,221
Siam Commercial Bank PCL (Foreign)	1,187,600	1,350,852
Siam Makro PCL (Foreign)	185,600	276,244
Sino Thai Engineering & Construction PCL (Foreign)	2,101,900	544,296
Thai Oil PCL (Foreign)	761,300	1,169,955
Total Access Communication PCL*	728,000	2,329,600
True Corp. PCL (Foreign)*	5,325,300	1,340,347

		32,508,024

Turkey (4.4%)
Akbank TAS	408,637	2,356,050
Akcansa Cimento AS	922,536	3,695,670
Dogan Yayin Holdings*	1,473,911	3,708,230
Enka Insaat ve Sanayi A.S.	270,255	2,994,964
Hurriyet Gazetecilik A.S.	1,539,796	3,666,456
Trakya Cam Sanayi A.S.	849,831	2,863,526
Turk Hava Yollari*	882,000	4,986,222
Turkiye Garanti Bankasi A.S.*	866,367	3,730,146
Yapi Ve Kredi Bankasi*	1,625,173	6,206,202

		34,207,466

United Kingdom (0.6%)
Highland Golg Mining Ltd.	857,100	2,488,819
Peter Hambro Mining plc*	183,805	2,114,713

		4,603,532

Total Common Stocks (95.3%) (Cost $605,431,809)		737,024,596

	Number of Warrants
WARRANTS:
Thailand (0.0%)
Sino Thai Engineering & Construction plc* $0.00001 expiring 4/18/08 †	308,016	16,401

Total Warrants (0.0%) (Cost $23,615)		16,401

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.9%)
Barclays Capital
3.47%, 7/1/05	$4,878,723	$4,878,723
New York Life Insurance
3.22%, 9/30/05 (l)	1,000,000	1,000,000
Swedbank N.Y.
3.23%, 7/14/06 (l)	999,427	999,427

Total Short-Term Investments (0.9%) (Amortized Cost $6,878,150)		6,878,150

Total Investments (96.2%) (Cost/Amortized Cost $612,333,574)		743,919,147
Other Assets Less Liabilities (3.8%)		29,155,102

Net Assets (100%)		$773,074,249

Market Sector Diversification
As a Percentage of Total Net Assets

Consumer Discretionary		13.0%
Consumer Staples		9.6
Energy		8.5
Financials		18.4
Health Care		1.4
Industrials		11.2
Information Technology		11.8
Materials		5.8
Telecommunications Services		12.1
Utilities		3.5
Cash and Other		4.7

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $518,799 or 0.07% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $14,171,757 or 1.83% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

(i)	Dematerialized-Securities changed from paper to electronic format.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

At June 30, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 11/14/05	19,000	$25,306,543	$23,130,916	$(2,175,627)
South African Rand, expiring 11/14/05	150,594	23,555,884	22,286,999	(1,268,885)

				(3,444,512)

Foreign Currency Sell Contracts
European Union, expiring 11/14/05	8,426	23,555,884	22,432,168	1,123,716
South African Rand, expiring 7/22/05	41,035	6,261,000	6,137,871	123,129
South African Rand, expiring 11/14/05	150,594	25,306,543	22,286,998	3,019,545
South African Rand, expiring 11/14/05	150,594	23,555,340	22,286,999	1,268,341

				5,534,731

				$2,090,219

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$291,252,358
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$177,533,573

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,247,145
Aggregate gross unrealized depreciation	(17,796,550)

Net unrealized appreciation	$129,450,595

Federal income tax cost of investments	$614,468,552

At June 30, 2005, the Portfolio had loaned securities with a total value of $6,016,632. This was secured by collateral of $6,878,150 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2005, the Portfolio incurred approximately $8,336 as brokerage commissions with Morgan Stanley & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $42,116,192 of which $13,245,222 expires in the year 2009, and $28,870,970 expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (28.4%)
Automobiles (1.4%)
Harley-Davidson, Inc.	2,005	$99,448

Hotels, Restaurants & Leisure (10.9%)
Cheesecake Factory, Inc.*	2,953	102,558
International Game Technology	5,557	156,430
International Speedway Corp., Class A	846	47,596
P.F. Chang’s China Bistro, Inc.*	1,691	99,735
Penn National Gaming, Inc.*	2,207	80,555
Station Casinos, Inc.	2,893	192,095
Wynn Resorts Ltd.*	1,906	90,097

		769,066

Household Durables (1.9%)
NVR, Inc.*	166	134,460

Internet & Catalog Retail (2.2%)
Amazon.com, Inc.*	2,638	87,265
Shanda Interactive Entertainment Ltd. (ADR)*	1,793	65,964

		153,229

Leisure Equipment & Products (1.8%)
Polaris Industries, Inc.	1,160	62,640
SCP Pool Corp.	1,862	65,337

		127,977

Media (5.3%)
Getty Images, Inc.*	2,652	196,938
Lamar Advertising Co., Class A*	3,058	130,791
Univision Communications, Inc., Class A*	1,710	47,110

		374,839

Specialty Retail (4.9%)
Bed Bath & Beyond, Inc.*	1,515	63,297
Chico’s FAS, Inc.*	1,908	65,406
Tractor Supply Co.*	1,360	66,776
Urban Outfitters, Inc.*	1,436	81,407
Weight Watchers International, Inc.*	1,290	66,577

		343,463

Total Consumer Discretionary		2,002,482

Consumer Staples (1.5%)
Food & Staples Retailing (1.5%)
BJ’s Wholesale Club, Inc.*	3,215	104,455

Total Consumer Staples		104,455

Energy (3.6%)
Oil & Gas (3.6%)
Ultra Petroleum Corp.*	8,341	253,233

Total Energy		253,233

Financials (11.3%)
Capital Markets (1.0%)
Ameritrade Holding Corp.*	3,861	71,776

Diversified Financial Services (5.7%)
Brascan Corp.	2,579	98,415
Calamos Asset Management, Inc., Class A	4,118	112,174
Chicago Mercantile Exchange	617	182,323
Moody’s Corp.	105	4,721

		397,633

Insurance (1.3%)
White Mountains Insurance Group Ltd.	146	92,112
Real Estate (3.3%)
CB Richard Ellis Services, Inc., Class A*	1,645	$72,150
Plum Creek Timber Co., Inc. (REIT)	2,605	94,561
The St. Joe Co.	811	66,129

		232,840

Total Financials		794,361

Health Care (9.4%)
Biotechnology (1.8%)
Affymetrix, Inc.*	965	52,042
Gen-Probe, Inc.*	2,000	72,460

		124,502

Health Care Equipment & Supplies (6.8%)
Cooper Cos., Inc.	639	38,890
Dade Behring Holdings, Inc.	1,429	92,899
Fisher Scientific International, Inc.*	758	49,194
Inamed Corp.*	768	51,433
Kinetic Concepts, Inc.*	1,160	69,600
Patterson Cos., Inc.*	2,097	94,533
St. Jude Medical, Inc.*	1,944	84,778

		481,327

Health Care Providers & Services (0.8%)
VCA Antech, Inc.*	2,497	60,552

Total Health Care		666,381

Industrials (15.9%)
Air Freight & Logistics (2.8%)
C.H. Robinson Worldwide, Inc.	2,260	131,532
Expeditors International of Washington, Inc.	1,303	64,902

		196,434

Commercial Services & Supplies (13.1%)
Career Education Corp.*	1,782	65,239
ChoicePoint, Inc.*	1,674	67,044
Corporate Executive Board Co.	3,559	278,776
ITT Educational Services, Inc.*	1,433	76,551
Laureate Education, Inc.*	1,343	64,276
Monster Worldwide, Inc.*	5,322	152,635
Stericycle, Inc.*	1,974	99,332
Strayer Education, Inc.	1,442	124,387

		928,240

Total Industrials		1,124,674

Information Technology (12.5%)
Computers & Peripherals (0.9%)
Network Appliance, Inc.*	2,219	62,731

Electronic Equipment & Instruments (0.8%)
Dolby Laboratories, Inc. Class A*	2,605	57,466

Internet Software & Services (2.1%)
Akamai Technologies, Inc.*	4,021	52,796
Netease.com (ADR)*	837	47,801
SINA Corp.*	1,665	46,453

		147,050

IT Services (2.5%)
Global Payments, Inc.	990	67,122
Iron Mountain, Inc.*	3,506	108,756

		175,878

Semiconductors & Semiconductor Equipment (2.8%)
Marvell Technology Group Ltd.*	2,594	98,676
Tessera Technologies, Inc.*	3,097	103,471

		202,147

Software (3.4%)
Activision, Inc.*	3,741	61,801
Red Hat, Inc.*	5,202	68,146

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Salesforce.com, Inc.*	5,305	$108,647

		238,594

Total Information Technology		883,866

Materials (4.8%)
Chemicals (0.9%)
Monsanto Co.	998	62,744

Construction Materials (1.4%)
Rinker Group Ltd. (ADR)	1,891	100,393

Containers & Packaging (0.9%)
Sealed Air Corp.*	1,294	64,428

Metal & Mining (1.6%)
Cameco Corp.	2,430	108,743

Total Materials		336,308

Telecommunication Services (4.9%)
Wireless Telecommunication Services (4.9%)
Crown Castle International Corp.*	7,604	154,514
NII Holdings, Inc.*	3,032	193,866

Total Telecommunication Services		348,380

Utilities (1.1%)
Multi-Utilities & Unregulated Power (1.1%)
Questar Corp.	1,133	74,665

Total Utilities		74,665

Total Common Stocks (93.4%) (Cost $6,284,930)		6,588,805

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (10.8%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $761,737)	$761,737	$761,737

Total Investments (104.2%) (Cost/Amortized Cost $7,046,667)		7,350,542
Other Assets Less Liabilities (-4.2%)		(293,524)

Net Assets (100%)		$7,057,018

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the period ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$7,148,230
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$899,687

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$372,244
Aggregate gross unrealized depreciation	(68,369)

Net unrealized appreciation	$303,875

Federal income tax cost of investments	$7,046,667

For the six months ended June 30, 2005 the Portfolio incurred approximately $131 as brokerage commissions with Morgan Stanley & Co. and $5 with Bernstein (Sanford C.) & Co., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.0%)
Auto Components (1.0%)
Accuride Corp.*	2,829	$30,072
Commercial Vehicle Group, Inc.*	1,800	31,950

		62,022

Hotels, Restaurants & Leisure (4.3%)
Choice Hotels International, Inc.	680	44,676
Gaylord Entertainment Co.*	2,486	115,574
Shuffle Master, Inc.*	1,226	34,365
Station Casinos, Inc.	1,014	67,329

		261,944

Household Durables (0.8%)
Jarden Corp.*	900	48,528

Internet & Catalog Retail (2.6%)
Fastclick, Inc.*	5,090	46,319
Priceline.com, Inc.*	3,500	81,655
Provide Commerce, Inc.*	1,367	29,514

		157,488

Leisure Equipment & Products (2.9%)
Marvel Enterprises, Inc.*	8,829	174,108

Media (1.3%)
CKX, Inc.*	3,129	40,255
Lodgenet Entertainment Corp.*	2,143	35,552

		75,807

Specialty Retail (4.1%)
Children’s Place Retail Stores, Inc.*	1,000	46,670
GameStop Corp.*	2,067	67,612
Rush Enterprises, Inc., Class A*	2,734	36,472
Shoe Carnival, Inc.*	1,278	27,809
Steiner Leisure Ltd.*	900	33,363
West Marine, Inc.*	2,069	37,366

		249,292

Total Consumer Discretionary		1,029,189

Consumer Staples (0.9%)
Household Products (0.9%)
Spectrum Brands, Inc.*	1,700	56,100

Total Consumer Staples		56,100

Energy (0.9%)
Oil & Gas (0.9%)
Goodrich Petroleum Corp.*	1,646	33,875
Swift Energy Co.*	600	21,492

Total Energy		55,367

Financials (5.2%)
Commercial Banks (0.9%)
First Republic Bank	1,500	52,995

Diversified Financial Services (1.2%)
Greenhill & Co., Inc.	540	21,875
optionsXpress Holdings, Inc.	1,100	16,720
Primus Guaranty Ltd.*	2,268	32,841

		71,436

Real Estate (1.6%)
CB Richard Ellis Services, Inc., Class A*	2,286	100,264

Thrifts & Mortgage Finance (1.5%)
E-LOAN, Inc.*	15,622	52,177
Fidelity Bankshares, Inc.	1,450	38,454

		90,631

Total Financials		315,326

Health Care (19.5%)
Biotechnology (5.0%)
Alkermes, Inc.*	3,800	$50,236
Amylin Pharmaceuticals, Inc.*	1,200	25,116
Cubist Pharmaceuticals, Inc.*	2,100	27,657
Encysive Pharmaceuticals, Inc.*	5,100	55,131
Gen-Probe, Inc.*	1,000	36,230
Martek Biosciences Corp.*	800	30,360
Neurocrine Biosciences, Inc.*	1,900	79,914

		304,644

Health Care Equipment & Supplies (4.1%)
Advanced Medical Optics, Inc.*	3,800	151,050
DJ Orthopedics, Inc.*	2,051	56,259
PerkinElmer, Inc.	2,100	39,690

		246,999

Health Care Providers & Services (7.6%)
Advisory Board Co.*	1,003	48,886
Covance, Inc.*	933	41,864
Kindred Healthcare, Inc.*	1,636	64,802
PRA International*	1,300	34,814
PSS World Medical, Inc.*	8,148	101,442
SFBC International, Inc.*	1,684	65,053
Sierra Health Services, Inc.*	700	50,022
WellCare Health Plans, Inc.*	1,600	56,816

		463,699

Pharmaceuticals (2.8%)
First Horizon Pharmaceutical Corp.*	1,560	29,702
Medicines Co.*	3,920	91,689
MGI Pharma, Inc.*	2,200	47,872

		169,263

Total Health Care		1,184,605

Industrials (24.0%)
Aerospace & Defense (4.2%)
Engineered Support Systems	1,396	50,019
Hexcel Corp.*	3,034	51,335
Mercury Computer Systems, Inc.*	2,600	71,162
SI International, Inc.*	2,711	81,222

		253,738

Air Freight & Logistics (1.0%)
Hub Group, Inc., Class A*	2,431	60,897

Commercial Services & Supplies (11.3%)
Corporate Executive Board Co.	296	23,186
Education Management Corp.*	1,400	47,222
First Advantage Corp.*	1,019	23,753
Gevity HR, Inc.	2,335	46,770
Hudson Highland Group, Inc.*	1,757	27,392
Huron Consulting Group, Inc.*	1,344	31,651
Jackson Hewitt Tax Service, Inc.	1,773	41,914
Labor Ready, Inc.*	2,145	50,000
Laureate Education, Inc.*	2,390	114,385
Navigant Consulting Co.*	4,438	78,375
Resources Connection, Inc.*	5,854	135,988
Wright Express Corp.*	3,432	63,389

		684,025

Machinery (5.3%)
Actuant Corp., Class A*	1,489	71,382
Gardner Denver, Inc.*	3,884	136,251
JLG Industries, Inc.	1,698	46,661
Oshkosh Truck Corp.	850	66,538

		320,832

Road & Rail (0.2%)
Genesee & Wyoming, Inc., Class A*	440	11,972

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (2.0%)
Hughes Supply, Inc.	4,428	$124,427

Total Industrials		1,455,891

Information Technology (25.8%)
Communications Equipment (0.8%)
NMS Communications Corp.*	15,674	44,828

Computers & Peripherals (1.5%)
Hypercom Corp.*	11,856	76,708
Rackable Systems, Inc.*	1,300	15,600

		92,308

Electronic Equipment & Instruments (2.1%)
Identix Corp.*	8,700	43,761
Photon Dynamics, Inc.*	2,510	51,731
Universal Display Corp.*	3,146	32,341

		127,833

Internet Software & Services (8.6%)
CNET Networks, Inc.*	8,761	102,854
Digital River, Inc.*	1,000	31,750
InfoSpace, Inc.*	2,300	75,739
iVillage, Inc.*	22,483	134,448
ValueClick, Inc.*	4,400	54,252
WebEx Communications, Inc.*	2,900	76,589
webMethods, Inc.*	8,268	46,301

		521,933

IT Services (2.9%)
Alliance Data Systems Corp.*	1,400	56,784
Sapient Corp.*	6,883	54,582
TNS, Inc.*	2,800	65,436

		176,802

Semiconductors & Semiconductor Equipment (1.8%)
Integrated Device Technology, Inc.*	4,700	50,525
Pixelworks, Inc.*	6,975	59,846

		110,371

Software (8.1%)
Cogent, Inc.*	2,100	$59,955
Concur Technologies, Inc.*	6,397	67,360
Macrovision Corp.*	1,400	31,556
Open Solutions, Inc.*	8,267	167,903
Quest Software, Inc.*	9,608	130,957
Transaction Systems Architechs, Inc., Class A*	1,428	35,172

		492,903

Total Information Technology		1,566,978

Materials (2.3%)
Chemicals (2.3%)
Airgas, Inc.	2,790	68,830
Headwaters, Inc.*	800	27,504
Olin Corp.	2,176	39,690

Total Materials		136,024

Telecommunication Services (4.2%)
Wireless Telecommunication Services (4.2%)
JAMDAT Mobile, Inc.*	645	17,854
NII Holdings, Inc.*	1,300	83,122
Ubiquitel, Inc.*	18,985	154,917

Total Telecommunication Services		255,893

Total Common Stocks (99.8%) (Cost $5,719,168)		6,055,373

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (6.9%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $420,255)	$420,255	420,255

Total Investments (106.7%) (Cost/Amortized Cost $6,139,423)		6,475,628
Other Assets Less Liabilities (-6.7%)		(403,853)

Net Assets (100%)		$6,071,775

*	Non-income producing.

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,179,473
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,704,210

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$475,706
Aggregate gross unrealized depreciation	(141,983)

Net unrealized appreciation	$333,723

Federal income tax cost of investments	$6,141,905

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value
(Securities on loan at market value $997,525,860):
Affiliated issuers (Cost $571,615,614)	$513,726,440
Unaffiliated issuers (Cost $8,999,960,332)	9,869,787,060
Receivable for securities sold	103,315,304
Dividends, interest and other receivables	9,209,673
Receivable from Separate Accounts for Trust shares sold	1,254,058
Other assets	88,831

Total assets	10,497,381,366

LIABILITIES
Collateral held for loaned securities	1,028,415,184
Payable for securities purchased	61,061,262
Payable to Separate Accounts for Trust shares redeemed	6,737,650
Investment management fees payable	3,729,381
Distribution fees payable - Class IB	463,312
Trustees’ fees payable	438,741
Administrative fees payable	349,131
Accrued expenses	550,954

Total liabilities	1,101,745,615

NET ASSETS	$9,395,635,751

Net assets were comprised of:
Paid in capital	$10,990,140,721
Accumulated undistributed net investment income	46,200,003
Accumulated net realized loss	(2,452,642,527)
Unrealized appreciation on investments	811,937,554

Net assets	$9,395,635,751

Class IA
Net asset value, offering and redemption price per share, $7,171,841,563 / 423,987,072 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.92

Class IB
Net asset value, offering and redemption price per share, $2,223,794,188 / 132,384,164 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.80

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$69,576,793
Securities lending (net)	2,588,358
Interest	425,822

Total income	72,590,973

EXPENSES
Investment management fees	22,348,375
Distribution fees - Class IB	2,747,798
Administrative fees	1,248,872
Printing and mailing expenses	562,392
Trustees’ fees	83,680
Professional fees	101,107
Custodian fees	19,836
Miscellaneous	103,955

Gross expenses	27,216,015
Less: Fees paid indirectly	(1,322,013)

Net expenses	25,894,002

NET INVESTMENT INCOME	46,696,971

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	445,532,819
Net change in unrealized appreciation on securities	(832,378,343)

NET REALIZED AND UNREALIZED LOSS	(386,845,524)

NET DECREASE IN NET ASSETS RESULTNG FROM OPERATIONS	$(340,148,553)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$46,696,971	$112,310,226
Net realized gain on investments	445,532,819	754,285,794
Net change in unrealized appreciation (depreciation) on investments	(832,378,343)	428,249,672

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(340,148,553)	1,294,845,692

DIVIDENDS:
Dividends from net investment income
Class IA	(509,634)	(91,213,210)
Class IB	(158,970)	(21,062,451)

TOTAL DIVIDENDS	(668,604)	(112,275,661)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 3,415,668 and 9,987,175 shares, respectively ]	57,210,057	161,782,506
Capital shares issued in reinvestment of dividends [ 29,771 and 5,303,629 shares, respectively ]	509,634	91,213,210
Capital shares repurchased [ (28,241,869) and (49,615,021) shares, respectively ]	(471,677,123)	(801,492,016)

Total Class IA transactions	(413,957,432)	(548,496,300)

Class IB
Capital shares sold [ 8,946,178 and 26,634,303 shares, respectively ]	148,688,441	427,512,637
Capital shares issued in reinvestment of dividends [ 9,350 and 1,231,677 shares, respectively ]	158,970	21,062,451
Capital shares repurchased [ (10,045,130) and (16,905,457) shares, respectively ]	(166,738,637)	(270,654,160)

Total Class IB transactions	(17,891,226)	177,920,928

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(431,848,658)	(370,575,372)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(772,665,815)	811,994,659
NET ASSETS:
Beginning of period	10,168,301,566	9,356,306,907

End of period (a)	$9,395,635,751	$10,168,301,566

(a) Includes accumulated undistributed net investment income of	$46,200,003	$171,636

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $2,756,894,536) (Securities on loan at market value $186,953,181)	$3,083,079,660
Dividends, interest and other receivables	3,528,796
Receivable from Separate Accounts for Trust shares sold	974,172
Other assets	28,410

Total assets	3,087,611,038

LIABILITIES
Collateral held for loaned securities	191,667,072
Payable for securities purchased	8,533,301
Payable to Separate Accounts for Trust shares redeemed	2,214,222
Investment management fees payable	1,333,342
Distribution fees payable - Class IB	298,411
Administrative fees payable	111,813
Trustees’ fees payable	71,115
Accrued expenses	169,724

Total liabilities	204,399,000

NET ASSETS	$2,883,212,038

Net assets were comprised of:
Paid in capital	$2,558,425,798
Accumulated undistributed net investment income	15,448,227
Accumulated net realized loss	(16,847,111)
Unrealized appreciation on investments	326,185,124

Net assets	$2,883,212,038

Class IA
Net asset value, offering and redemption price per share, $1,436,069,866 / 77,621,157 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.50

Class IB
Net asset value, offering and redemption price per share, $1,447,142,172 / 78,771,215 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.37

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,179 foreign withholding tax)	$24,851,674
Interest	665,832
Securities lending (net)	48,697

Total income	25,566,203

EXPENSES
Investment management fees	7,958,836
Distribution fees - Class IB	1,762,275
Administrative fees	385,938
Printing and mailing expenses	168,385
Professional fees	41,902
Trustees’ fees	24,278
Custodian fees	15,121
Miscellaneous	43,556

Gross expenses	10,400,291
Less: Fees paid indirectly	(355,335)

Net expenses	10,044,956

NET INVESTMENT INCOME	15,521,247

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	159,095,106
Options written	228,792

Net realized gain	159,323,898

Net change in unrealized appreciation on investments	(164,621,387)

NET REALIZED AND UNREALIZED LOSS	(5,297,489)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,223,758

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$15,521,247	$41,330,794
Net realized gain on investments	159,323,898	104,513,528
Net change in unrealized appreciation (depreciation) on investments	(164,621,387)	173,008,307

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	10,223,758	318,852,629

DIVIDENDS:
Dividends from net investment income
Class IA	(23,268)	(23,690,527)
Class IB	(23,575)	(18,990,305)

TOTAL DIVIDENDS	(46,843)	(42,680,832)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,719,072 and 4,697,361 shares, respectively ]	50,055,098	80,773,151
Capital shares issued in reinvestment of dividends [ 1,252 and 1,307,360 shares, respectively ]	23,268	23,690,527
Capital shares repurchased [ (5,103,499) and (9,159,989) shares, respectively ]	(93,710,379)	(157,123,509)

Total Class IA transactions	(43,632,013)	(52,659,831)

Class IB
Capital shares sold [ 6,195,217 and 15,849,287 shares, respectively ]	113,267,844	270,357,230
Capital shares issued in reinvestment of dividends [ 1,278 and 1,054,244 shares, respectively ]	23,575	18,990,305
Capital shares repurchased [ (4,373,344) and (8,026,095) shares, respectively ]	(79,867,060)	(136,616,746)

Total Class IB transactions	33,424,359	152,730,789

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,207,654)	100,070,958

TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,739)	376,242,755
NET ASSETS:
Beginning of period	2,883,242,777	2,507,000,022

End of period (a)	$2,883,212,038	$2,883,242,777

(a) Includes accumulated undistributed (overdistributed) net investment income of	$15,448,227	$(26,177)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $1,065,576,087) (Securities on loan at market value $380,777,827)	$1,065,555,076
Cash	5,254,891
Dividends, interest and other receivables	6,744,521
Receivable for securities sold	6,243,204
Receivable from Separate Accounts for Trust shares sold	625,544
Other assets	7,172

Total assets	1,084,430,408

LIABILITIES
Collateral held for loaned securities	151,000,178
Payable for securities purchased	47,201,931
Payable for forward commitments	35,408,907
Payable to Separate Accounts for Trust shares redeemed	10,900,382
Investment management fees payable	351,912
Distribution fees payable - Class IB	117,921
Administrative fees payable	37,230
Trustees’ fees payable	20,045
Accrued expenses	92,877

Total liabilities	245,131,383

NET ASSETS	$839,299,025

Net assets were comprised of:
Paid in capital	$838,361,292
Accumulated undistributed net investment income	13,423,230
Accumulated net realized loss	(12,464,486)
Unrealized depreciation on investments	(21,011)

Net assets	$839,299,025

Class IA
Net asset value, offering and redemption price per share, $267,414,887 / 26,327,098 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.16

Class IB
Net asset value, offering and redemption price per share, $571,884,138 / 56,721,676 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.08

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	16,204,674
Securities lending (net)	360,518

Total income	16,565,192

EXPENSES
Investment management fees	2,142,423
Distribution fees - Class IB	718,828
Administrative fees	124,654
Printing and mailing expenses	51,678
Custodian fees	37,423
Professional fees	30,240
Trustees’ fees	7,291
Miscellaneous	9,806

Total expenses	3,122,343

NET INVESTMENT INCOME	13,442,849

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on securities	(3,860,800)
Net change in unrealized depreciation on securities	3,162,364

NET REALIZED AND UNREALIZED LOSS	(698,436)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,744,413

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$13,442,849	$25,800,280
Net realized loss on investments	(3,860,800)	(7,123,207)
Net change in unrealized appreciation on investments	3,162,364	222,684

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	12,744,413	18,899,757

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(9,421,539)
Class IB	—	(17,489,532)

	—	(26,911,071)

Distributions from net realized capital gains
Class IA	—	(263,992)
Class IB	—	(515,599)

	—	(779,591)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(27,690,662)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,564,173 and 4,956,628 shares, respectively ]	25,667,831	50,674,723
Capital shares issued in reinvestment of dividends and distributions [ 0 and 968,697 shares, respectively ]	—	9,685,531
Capital shares repurchased [ (5,873,802) and (10,372,837) shares, respectively ]	(59,167,516)	(105,812,741)

Total Class IA transactions	(33,499,685)	(45,452,487)

Class IB
Capital shares sold [ 4,091,106 and 11,891,199 shares, respectively ]	40,721,162	120,548,975
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,811,836 shares, respectively ]	—	18,005,131
Capital shares repurchased [ (7,281,793) and (16,560,464) shares, respectively ]	(72,562,933)	(167,539,663)

Total Class IB transactions	(31,841,771)	(28,985,557)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(65,341,456)	(74,438,044)

TOTAL DECREASE IN NET ASSETS	(52,597,043)	(83,228,949)
NET ASSETS:
Beginning of period	891,896,068	975,125,017

End of period (a)	$839,299,025	$891,896,068

(a) Includes accumulated undistributed (overdistributed) net investment income of	$13,423,230	$(19,619)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $2,039,923,731) (Securities on loan at market value $443,870,707)	$2,342,094,128
Foreign cash (Cost $20,092,177)	19,954,383
Receivable for securities sold	14,291,154
Dividends, interest and other receivables	3,590,341
Receivable from Separate Accounts for Trust shares sold	895,067
Variation margin receivable on futures contracts	50,847
Other assets	673,169

Total assets	2,381,549,089

LIABILITIES
Overdraft payable	124,623
Collateral held for loaned securities	464,748,907
Payable for securities purchased	13,491,773
Payable to Separate Accounts for Trust shares redeemed	2,028,692
Investment management fees payable	1,127,530
Distribution fees payable - Class IB	147,475
Administrative fees payable	67,480
Trustees’ fees payable	65,949
Recoupment fees payable	22,791
Accrued expenses	246,836

Total liabilities	482,072,056

NET ASSETS	$1,899,477,033

Net assets were comprised of:
Paid in capital	$1,880,717,284
Accumulated undistributed net investment income	3,063,608
Accumulated net realized loss	(286,429,476)
Unrealized appreciation on investments	302,125,617

Net assets	$1,899,477,033

Class IA
Net asset value, offering and redemption price per share, $1,172,129,235 / 106,185,634 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.04

Class IB
Net asset value, offering and redemption price per share, $727,347,798 / 66,852,158 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.88

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,982,973 foreign withholding tax)	$28,587,688
Securities lending (net)	748,399
Interest	182,458

Total income	29,518,545

EXPENSES
Investment management fees	6,762,562
Distribution fees - Class IB	857,577
Custodian fees	613,403
Administrative fees	252,025
Printing and mailing expenses	111,057
Recoupment fees	88,456
Professional fees	49,606
Trustees’ fees	16,102
Miscellaneous	16,774

Gross expenses	8,767,562
Less: Fees paid indirectly	(85,292)

Net expenses	8,682,270

NET INVESTMENT INCOME	20,836,275

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	113,629,358
Futures	883,533
Foreign currency transactions	(1,504,528)

Net realized gain	113,008,363

Change in unrealized appreciation on:
Securities	(150,476,447)
Futures	(125,402)
Foreign currency translations	(428,070)

Net change in unrealized appreciation	(151,029,919)

NET REALIZED AND UNREALIZED LOSS	(38,021,556)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,185,281)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$20,836,275	$19,997,074
Net realized gain on investments and foreign currency transactions	113,008,363	145,246,916
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(151,029,919)	121,491,738

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(17,185,281)	286,735,728

DIVIDENDS:
Dividends from net investment income
Class IA	(3,782,266)	(23,580,463)
Class IB	(2,361,316)	(11,187,709)

TOTAL DIVIDENDS	(6,143,582)	(34,768,172)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 3,097,186 and 5,274,172 shares, respectively ]	34,251,843	55,688,371
Capital shares issued in reinvestment of dividends [ 342,532 and 2,207,312 shares, respectively ]	3,782,266	23,580,463
Capital shares repurchased [ (5,771,179) and (12,361,113) shares, respectively ]	(63,637,892)	(122,931,719)

Total Class IA transactions	(25,603,783)	(43,662,885)

Class IB
Capital shares sold [ 11,500,232 and 18,441,068 shares, respectively ]	125,242,030	182,349,395
Capital shares issued in reinvestment of dividends [ 216,953 and 1,061,741 shares, respectively ]	2,361,316	11,187,709
Capital shares repurchased [ (5,451,645) and (10,357,140) shares, respectively ]	(59,330,098)	(101,594,493)

Total Class IB transactions	68,273,248	91,942,611

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	42,669,465	48,279,726

TOTAL INCREASE IN NET ASSETS	19,340,602	300,247,282
NET ASSETS:
Beginning of period	1,880,136,431	1,579,889,149

End of period (a)	$1,899,477,033	$1,880,136,431

(a) Includes accumulated undistributed (overdistributed) net investment income of	$3,063,608	$(11,629,085)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $978,888,065) (Securities on loan at market value $72,380,991)	$1,137,420,866
Receivable for securities sold	10,862,011
Dividends, interest and other receivables	453,598
Receivable from Separate Accounts for Trust shares sold	154,527
Other assets	6,392

Total assets	1,148,897,394

LIABILITIES
Collateral held for loaned securities	74,044,493
Payable for securities purchased	5,632,805
Investment management fees payable	667,576
Payable to Separate Accounts for Trust shares redeemed	261,723
Distribution fees payable - Class IB	140,573
Administrative fees payable	45,177
Trustees’ fees payable	20,771
Accrued expenses	89,713

Total liabilities	80,902,831

NET ASSETS	$1,067,994,563

Net assets were comprised of:
Paid in capital	$1,607,007,196
Accumulated net investment loss	(1,572,748)
Accumulated net realized loss	(695,972,686)
Unrealized appreciation on investments	158,532,801

Net assets	$1,067,994,563

Class IA
Net asset value, offering and redemption price per share, $389,832,187 / 57,468,747 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.78

Class IB
Net asset value, offering and redemption price per share, $678,162,376 / 101,420,854 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.69

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$3,119,183
Interest	103,301
Securities lending (net)	37,671

Total income	3,260,155

EXPENSES
Investment management fees	4,704,047
Distribution fees - Class IB	834,814
Administrative fees	153,017
Printing and mailing expenses	62,436
Professional fees	26,992
Custodian fees	13,032
Trustees’ fees	8,873
Miscellaneous	16,529

Gross expenses	5,819,740
Less: Waiver of investment management fees	(791,318)
Fees paid indirectly	(211,363)

Net expenses	4,817,059

NET INVESTMENT LOSS	(1,556,904)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	20,147,853
Net change in unrealized appreciation on securities	(25,676,653)

NET REALIZED AND UNREALIZED LOSS	(5,528,800)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,085,704)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,556,904)	$(2,794,712)
Net realized gain on investments	20,147,853	39,453,331
Net change in unrealized appreciation (depreciation) on investments	(25,676,653)	53,378,942

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,085,704)	90,037,561

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 95,557 and 7,057,353 shares, respectively ]	617,267	44,520,888
Capital shares repurchased [ (2,232,631) and (4,125,789) shares, respectively ]	(14,994,935)	(27,629,655)

Total Class IA transactions	(14,377,668)	16,891,233

Class IB
Capital shares sold [ 3,650,076 and 9,816,390 shares, respectively ]	23,481,208	61,483,712
Capital shares repurchased [ (10,432,640) and (18,630,295) shares, respectively ]	(67,202,421)	(116,087,920)

Total Class IB transactions	(43,721,213)	(54,604,208)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(58,098,881)	(37,712,975)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(65,184,585)	52,324,586
NET ASSETS:
Beginning of period	1,133,179,148	1,080,854,562

End of period (a)	$1,067,994,563	$1,133,179,148

(a) Includes accumulated net investment loss of	$(1,572,748)	$(15,844)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $2,980,394,521) (Securities on loan at market value $734,487,227)	$3,004,777,874
Foreign cash (Cost $483)	457
Receivable for forward commitments	224,494,967
Dividends, interest and other receivables	13,584,194
Receivable for securities sold	5,645,778
Receivable from Separate Accounts for Trust shares sold	555,129
Other assets	22,168

Total assets	3,249,080,567

LIABILITIES
Overdraft payable	89,075
Payable for forward commitments	847,691,212
Collateral held for loaned securities	195,944,628
Payable for securities purchased	7,754,931
Payable to Separate Accounts for Trust shares redeemed	1,672,173
Investment management fees payable	902,841
Unrealized depreciation of forward foreign currency contracts	269,908
Distribution fees payable - Class IB	93,661
Administrative fees payable	62,105
Trustees’ fees payable	31,739
Accrued expenses	180,773

Total liabilities	1,054,693,046

NET ASSETS	$2,194,387,521

Net assets were comprised of:
Paid in capital	$2,131,817,323
Accumulated undistributed net investment income	33,186,843
Accumulated undistributed net realized gain	5,269,773
Unrealized appreciation on investments	24,113,582

Net assets	$2,194,387,521

Class IA
Net asset value, offering and redemption price per share, $1,735,581,639 / 166,726,050 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.41

Class IB
Net asset value, offering and redemption price per share, $458,805,882 / 44,378,421 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.34

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest (net of $4,991 foreign withholding tax)	$38,977,445
Securities lending (net)	446,906
Dividends	172,405

Total income	39,596,756

EXPENSES
Investment management fees	5,274,068
Distribution fees - Class IB	543,441
Administrative fees	286,369
Printing and mailing expenses	124,571
Custodian fees	78,538
Professional fees	37,658
Trustees’ fees	17,487
Miscellaneous	18,230

Total expenses	6,380,362

NET INVESTMENT INCOME	33,216,394

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	6,436,161
Foreign currency transactions	(204,353)

Net realized gain	6,231,808

Change in unrealized appreciation (depreciation) on:
Securities	9,071,160
Foreign currency translations	(269,802)

Net change in unrealized appreciation	8,801,358

NET REALIZED AND UNREALIZED GAIN	15,033,166

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,249,560

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$33,216,394	$48,029,500
Net realized gain on investments and foreign currency transactions	6,231,808	38,112,793
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	8,801,358	(11,386,068)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	48,249,560	74,756,225

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(40,491,288)
Class IB	—	(9,472,959)

	—	(49,964,247)

Distributions from net realized capital gains
Class IA	(4,578,098)	(28,350,564)
Class IB	(1,216,710)	(7,447,331)

	(5,794,808)	(35,797,895)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(5,794,808)	(85,762,142)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 12,858,161 and 22,552,076 shares, respectively ]	131,910,150	234,561,637
Capital shares issued in reinvestment of dividends and distributions [ 440,425 and 6,760,157 shares, respectively ]	4,578,098	68,841,852
Capital shares repurchased [ (6,029,695) and (12,247,255) shares, respectively ]	(62,089,424)	(127,223,699)

Total Class IA transactions	74,398,824	176,179,790

Class IB
Capital shares sold [ 5,675,677 and 11,629,538 shares, respectively ]	57,889,226	120,190,338
Capital shares issued in reinvestment of dividends and distributions [ 117,852 and 1,670,926 shares, respectively ]	1,216,710	16,920,290
Capital shares repurchased [ (3,216,577) and (7,537,531) shares, respectively ]	(32,833,908)	(77,578,116)

Total Class IB transactions	26,272,028	59,532,512

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	100,670,852	235,712,302

TOTAL INCREASE IN NET ASSETS	143,125,604	224,706,385
NET ASSETS:
Beginning of period	2,051,261,917	1,826,555,532

End of period (a)	$2,194,387,521	$2,051,261,917

(a) Includes accumulated undistributed (overdistributed) net investment income of	$33,186,843	$(29,551)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $929,269,430)	$1,081,059,810
Receivable for securities sold	6,373,057
Receivable from Separate Accounts for Trust shares sold	306,071
Dividends, interest and other receivables	139,903
Other assets	10,969

Total assets	1,087,889,810

LIABILITIES
Payable for securities purchased	18,260,412
Payable to Separate Accounts for Trust shares redeemed	800,379
Investment management fees payable	652,525
Distribution fees payable - Class IB	124,710
Administrative fees payable	43,972
Trustees’ fees payable	27,314
Accrued expenses	75,415

Total liabilities	19,984,727

NET ASSETS	$1,067,905,083

Net assets were comprised of:
Paid in capital	$1,025,555,676
Accumulated net investment loss	(3,204,395)
Accumulated net realized loss	(106,236,578)
Unrealized appreciation on investments	151,790,380

Net assets	$1,067,905,083

Class IA
Net asset value, offering and redemption price per share, $457,805,234 / 32,231,327 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.20

Class IB
Net asset value, offering and redemption price per share, $610,099,849 / 43,831,577 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.92

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$1,341,859
Interest	207,390

Total income	1,549,249

EXPENSES
Investment management fees	3,949,365
Distribution fees - Class IB	752,845
Administrative fees	152,797
Printing and mailing expenses	62,915
Professional fees	31,311
Custodian fees	13,406
Trustees’ fees	9,286
Miscellaneous	11,849

Gross expenses	4,983,774
Less: Fees paid indirectly	(256,496)

Net expenses	4,727,278

NET INVESTMENT LOSS	(3,178,029)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	70,495,985
Net change in unrealized appreciation on securities	(96,852,325)

NET REALIZED AND UNREALIZED LOSS	(26,356,340)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(29,534,369)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(3,178,029)	$(6,321,657)
Net realized gain on investments	70,495,985	80,172,269
Net change in unrealized appreciation (depreciation) on investments	(96,852,325)	65,524,357

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(29,534,369)	139,374,969

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,505,831 and 3,946,799 shares, respectively ]	21,083,933	52,077,870
Capital shares repurchased [ (3,131,236) and (5,505,062) shares, respectively ]	(43,779,170)	(72,016,164)

Total Class IA transactions	(22,695,237)	(19,938,294)

Class IB
Capital shares sold [ 2,829,810 and 8,938,911 shares, respectively ]	38,824,455	115,057,259
Capital shares repurchased [ (3,758,447) and (8,233,396) shares, respectively ]	(51,480,453)	(105,327,081)

Total Class IB transactions	(12,655,998)	9,730,178

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(35,351,235)	(10,208,116)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(64,885,604)	129,166,853
NET ASSETS:
Beginning of period	1,132,790,687	1,003,623,834

End of period (a)	$1,067,905,083	$1,132,790,687

(a) Includes accumulated net investment loss of	$(3,204,395)	$(26,366)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BEAR STEARNS SMALL COMPANY GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $112,159,157)	$117,711,209
Cash	312,175
Receivable from Separate Accounts for Trust shares sold	159,373
Dividends, interest and other receivables	37,894
Other assets	615

Total assets	118,221,266

LIABILITIES
Payable for securities purchased	2,125,520
Payable to Separate Accounts for Trust shares redeemed	287,332
Investment management fees payable	86,156
Distribution fees payable - Class IB	23,375
Administrative fees payable	3,732
Trustees’ fees payable	356
Accrued expenses	48,233

Total liabilities	2,574,704

NET ASSETS	$115,646,562

Net assets were comprised of:
Paid in capital	$115,068,751
Accumulated net investment loss	(444,527)
Accumulated net realized loss	(4,529,714)
Unrealized appreciation on investments	5,552,052

Net assets	$115,646,562

Class IB
Net asset value, offering and redemption price per share, $115,646,562 / 14,226,346 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.13

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $727 foreign withholding tax)	$189,449
Interest	34,954

Total income	224,403

EXPENSES
Investment management fees	517,276
Distribution fees - Class IB	129,318
Administrative fees	28,232
Professional fees	20,441
Custodian fees	12,637
Printing and mailing expenses	5,983
Trustees’ fees	825
Miscellaneous	2,090

Gross expenses	716,802
Less: Waiver of investment management fees	(44,476)
Fees paid indirectly	(3,478)

Net expenses	668,848

NET INVESTMENT LOSS	(444,445)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on securities:	(4,127,765)
Net change in unrealized appreciation on securities:	2,559,795

NET REALIZED AND UNREALIZED LOSS	(1,567,970)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,012,415)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(444,445)	$(745,226)
Net realized gain (loss) on investments	(4,127,765)	17,647,877
Net change in unrealized appreciation (depreciation) on investments	2,559,795	(6,863,076)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,012,415)	10,039,575

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,016,026 and 1,905,869 shares, respectively ]	40,933,390	14,533,411
Capital shares repurchased [ (2,132,077) and (1,962,481) shares, respectively ]	(17,238,087)	(14,505,904)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	23,695,303	27,507

TOTAL INCREASE IN NET ASSETS	21,682,888	10,067,082
NET ASSETS:
Beginning of period	93,963,674	83,896,592

End of period (a)	$115,646,562	$93,963,674

(a) Includes accumulated net investment loss of	$(444,527)	$(82)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $2,353,512,535) (Securities on loan at market value $137,960,786)	$2,673,971,746
Receivable for securities sold	19,651,905
Receivable from Separate Accounts for Trust shares sold	7,939,718
Dividends, interest and other receivables	3,542,284
Other assets	22,178

Total assets	2,705,127,831

LIABILITIES
Payable for securities purchased	182,564,823
Collateral held for loaned securities	140,539,994
Payable to Separate Accounts for Trust shares redeemed	12,465,031
Investment management fees payable	1,131,956
Distribution fees payable - Class IB	431,924
Administrative fees payable	65,126
Trustees’ fees payable	35,797
Accrued expenses	109,479

Total liabilities	337,344,130

NET ASSETS	$2,367,783,701

Net assets were comprised of:
Paid in capital	$1,998,487,845
Accumulated undistributed net investment income	15,345,767
Accumulated undistributed net realized gain	33,490,878
Unrealized appreciation on investments	320,459,211

Net assets	$2,367,783,701

Class IA
Net asset value, offering and redemption price per share, $278,293,931 / 19,564,909 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.22

Class IB
Net asset value, offering and redemption price per share, $2,089,489,770 / 147,176,610 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.20

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$23,692,833
Interest	621,824
Securities lending (net)	76,410

Total income	24,391,067

EXPENSES
Investment management fees	6,459,958
Distribution fees - Class IB	2,514,746
Administrative fees	278,938
Printing and mailing expenses	121,765
Professional fees	32,998
Trustees’ fees	16,976
Custodian fees	14,973
Miscellaneous	14,417

Gross expenses	9,454,771
Less: Fees paid indirectly	(446,569)

Net expenses	9,008,202

NET INVESTMENT INCOME	15,382,865

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	33,743,230
Net change in unrealized appreciation on securities	(35,571,859)

NET REALIZED AND UNREALIZED LOSS	(1,828,629)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,554,236

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$15,382,865	$26,190,089
Net realized gain on investments	33,743,230	60,593,842
Net change in unrealized appreciation (depreciation) on investments	(35,571,859)	146,421,344

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	13,554,236	233,205,275

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(65,004)	(725,166)
Class IB	(747,411)	(24,772,599)

	(812,415)	(25,497,765)

Distributions from net realized capital gains
Class IA	(1,204,480)	(310,233)
Class IB	(13,849,086)	(12,748,639)

	(15,053,566)	(13,058,872)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(15,865,981)	(38,556,637)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 16,344,042 and 1,683,840 shares, respectively ]	235,396,652	22,347,337
Capital shares issued in reinvestment of dividends and distributions [ 88,500 and 74,170 shares, respectively ]	1,269,484	1,035,399
Capital shares repurchased [ (337,559) and (816,015) shares, respectively ]	(4,759,824)	(10,785,534)

Total Class IA transactions	231,906,312	12,597,202

Class IB
Capital shares sold [ 12,432,660 and 29,857,469 shares, respectively ]	175,098,567	395,261,289
Capital shares issued in reinvestment of dividends and distributions [ 1,019,456 and 2,689,380 shares, respectively ]	14,596,497	37,521,238
Capital shares repurchased [ (7,578,608) and (9,461,159) shares, respectively ]	(106,798,672)	(125,266,242)

Total Class IB transactions	82,896,392	307,516,285

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	314,802,704	320,113,487

TOTAL INCREASE IN NET ASSETS	312,490,959	514,762,125
NET ASSETS:
Beginning of period	2,055,292,742	1,540,530,617

End of period (a)	$2,367,783,701	$2,055,292,742

(a) Includes accumulated undistributed net investment income of	$15,345,767	$775,317

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $293,185,273)	$302,627,177
Cash	886,929
Receivable for securities sold	2,005,356
Dividends, interest and other receivables	642,983
Receivable from Separate Accounts for Trust shares sold	496,055
Other assets	2,492

Total assets	306,660,992

LIABILITIES
Payable for securities purchased	5,893,208
Payable to Separate Accounts for Trust shares redeemed	815,152
Investment management fees payable	175,922
Distribution fees payable - Class IB	39,230
Administrative fees payable	3,667
Trustees’ fees payable	599
Accrued expenses	36,337

Total liabilities	6,964,115

NET ASSETS	$299,696,877

Net assets were comprised of:
Paid in capital	$288,570,964
Accumulated undistributed net investment income	2,563,203
Accumulated net realized loss	(879,194)
Unrealized appreciation on investments	9,441,904

Net assets	$299,696,877

Class IA
Net asset value, offering and redemption price per share, $102,724,664 / 16,687,900 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.16

Class IB
Net asset value, offering and redemption price per share, $196,972,213 / 31,961,881 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.16

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$3,537,780
Interest	185,729

Total income	3,723,509

EXPENSES
Investment management fees	945,675
Distribution fees - Class IB	179,266
Administrative fees	46,158
Professional fees	21,364
Printing and mailing expenses	13,199
Custodian fees	10,936
Trustees’ fees	1,651
Miscellaneous	1,914

Gross expenses	1,220,163
Less: Waiver of investment management fees	(33,531)
Fees paid indirectly	(26,388)

Net expenses	1,160,244

NET INVESTMENT INCOME	2,563,265

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	2,532,982
Net change in unrealized appreciation on securities	(1,185,272)

NET REALIZED AND UNREALIZED GAIN	1,347,710

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,910,975

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,563,265	$946,484
Net realized gain on investments and foreign currency transactions	2,532,982	4,937,550
Net change in unrealized appreciation (depreciation) on investments	(1,185,272)	4,157,728

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,910,975	10,041,762

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,438)
Class IB	—	(1,631,716)

TOTAL DIVIDENDS	—	(1,633,154)

CAPITAL SHARES TRANSACTIONS:
Class IA *
Capital shares sold [ 478,791 and 19,335,160 shares, respectively ]	2,915,041	117,214,151
Capital shares issued in reinvestment of dividends [ 0 and 242 shares, respectively ]	—	1,438
Capital shares repurchased [ (3,126,293) and 0 shares, respectively ]	(18,939,584)	—

Total Class IA transactions	(16,024,543)	117,215,589

Class IB
Capital shares sold [ 18,449,608 and 6,845,494 shares, respectively ]	112,598,207	40,030,269
Capital shares issued in reinvestment of dividends [ 0 and 280,020 shares, respectively ]	—	1,631,716
Capital shares repurchased [ (1,684,251) and (1,056,466) shares, respectively ]	(10,232,598)	(5,934,978)

Total Class IB transactions	102,365,609	35,727,007

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	86,341,066	152,942,596

TOTAL INCREASE IN NET ASSETS	90,252,041	161,351,204
NET ASSETS:
Beginning of period	209,444,836	48,093,632

End of period (a)	$299,696,877	$209,444,836

(a) Includes accumulated undistributed (overdistributed) net investment income of	$2,563,203	$(62)

* Class IA commenced operations on December 13, 2004.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $50,349,333)	$53,695,214
Receivable from Separate Accounts for Trust shares sold	283,572
Dividends, interest and other receivables	31,883
Other assets	173

Total assets	54,010,842

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	44,556
Investment management fees payable	26,567
Distribution fees payable - Class IB	10,896
Administrative fees payable	7,245
Trustees’ fees payable	475
Accrued expenses	33,153

Total liabilities	122,892

NET ASSETS	$53,887,950

Net assets were comprised of:
Paid in capital	$50,350,974
Accumulated net investment loss	(66,180)
Accumulated undistributed net realized gain	257,275
Unrealized appreciation on investments	3,345,881

Net assets	$53,887,950

Class IA
Net asset value, offering and redemption price per share, $67,107 / 8,642 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.77

Class IB
Net asset value, offering and redemption price per share, $53,820,843 / 6,978,345 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.71

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$160,213
Interest	19,135

Total income	179,348

EXPENSES
Investment management fees	157,030
Distribution fees - Class IB	60,315
Professional fees	21,019
Administrative fees	20,908
Custodian fees	4,959
Printing and mailing expenses	2,842
Trustees’ fees	393
Miscellaneous	2,374

Gross expenses	269,840
Less: Waiver of investment management fees	(16,324)
Fees paid indirectly	(8,276)

Net expenses	245,240

NET INVESTMENT LOSS	(65,892)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	2,512,089
Net change in unrealized appreciation on securities	(2,736,527)

NET REALIZED AND UNREALIZED LOSS	(224,438)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(290,330)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(65,892)	$(80,536)
Net realized gain on investments	2,512,089	905,858
Net change in unrealized appreciation (depreciation) on investments	(2,736,527)	837,432

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(290,330)	1,662,754

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,482,611 and 2,807,617 shares, respectively ]	11,121,934	21,031,378
Capital shares repurchased [ (566,456) and (1,226,324) shares, respectively ]	(4,255,089)	(9,158,797)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,866,845	11,872,581

TOTAL INCREASE IN NET ASSETS	6,576,515	13,535,335
NET ASSETS:
Beginning of period	47,311,435	33,776,100

End of period (a)	$53,887,950	$47,311,435

(a) Includes accumulated net investment loss of	$(66,180)	$(288)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $292,197,842)
(Securities on loan at market value $37,211,483)	$292,277,655
Receivable from Separate Accounts for Trust shares sold	287,948
Dividends, interest and other receivables	109,865
Receivable for securities sold	103,152
Other assets	1,968

Total assets	292,780,588

LIABILITIES
Collateral held for loaned securities	38,164,429
Payable for securities purchased	1,202,772
Investment management fees payable	126,861
Distribution fees payable - Class IB	52,198
Payable to Separate Accounts for Trust shares redeemed	49,598
Administrative fees payable	14,914
Trustees’ fees payable	12,129
Accrued expenses	58,692

Total liabilities	39,681,593

NET ASSETS	$253,098,995

Net assets were comprised of:
Paid in capital	$363,075,269
Accumulated net investment loss	(124,575)
Accumulated net realized loss	(109,931,512)
Unrealized appreciation on investments	79,813

Net assets	$253,098,995

Class IA
Net asset value, offering and redemption price per share, $119,248 / 10,070 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.84

Class IB
Net asset value, offering and redemption price per share, $252,979,747 / 21,344,962 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.85

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$955,830
Interest	93,376
Securities lending (net)	9,895

Total income	1,059,101

EXPENSES
Investment management fees	789,189
Distribution fees - Class IB	303,387
Administrative fees	46,527
Professional fees	22,178
Custodian fees	20,780
Printing and mailing expenses	14,414
Trustees’ fees	2,022
Miscellaneous	5,692

Gross expenses	1,204,189
Less: Waiver of investment management fees	(51,708)
Fees paid indirectly	(13,508)

Net expenses	1,138,973

NET INVESTMENT LOSS	(79,872)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	1,197,694
Net change in unrealized appreciation on securities	(12,889,965)

NET REALIZED AND UNREALIZED LOSS	(11,692,271)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,772,143)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(79,872)	$1,820,108
Net realized gain on investments	1,197,694	29,817,482
Net change in unrealized depreciation on investments	(12,889,965)	(18,705,732)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,772,143)	12,931,858

DIVIDENDS:
Dividends from net investment income
Class IA	(262)	(959)
Class IB	(554,029)	(1,300,340)

TOTAL DIVIDENDS	(554,291)	(1,301,299)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 8 and 241 shares, respectively ]	98	2,949
Capital shares issued in reinvestment of dividends [ 22 and 79 shares, respectively ]	262	959
Capital shares repurchased [ (59) and (108) shares, respectively ]	(686)	(1,275)

Total Class IA transactions	(326)	2,633

Class IB
Capital shares sold [ 2,619,002 and 1,775,271 shares, respectively ]	30,891,943	21,080,420
Capital shares issued in reinvestment of dividends [ 46,056 and 106,660 shares, respectively ]	554,029	1,300,340
Capital shares repurchased [ (1,733,368) and (3,693,041) shares, respectively ]	(20,427,841)	(43,438,326)

Total Class IB transactions	11,018,131	(21,057,566)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	11,017,805	(21,054,933)

TOTAL DECREASE IN NET ASSETS	(1,308,629)	(9,424,374)
NET ASSETS:
Beginning of period	254,407,624	263,831,998

End of period (a)	$253,098,995	$254,407,624

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(124,575)	$509,588

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $825,630,394)
(Securities on loan at market value $144,433,204)	$901,315,932
Foreign cash (Cost $950,162)	943,574
Receivable for securities sold	2,275,174
Dividends, interest and other receivables	1,061,844
Receivable from Separate Accounts for Trust shares sold	995,889
Unrealized appreciation of forward foreign currency contracts	812,688
Other assets	6,766

Total assets	907,411,867

LIABILITIES
Overdraft payable	386,937
Collateral held for loaned securities	151,963,494
Payable for securities purchased	3,266,471
Investment management fees payable	495,764
Unrealized depreciation of forward foreign currency contracts	227,344
Payable to Separate Accounts for Trust shares redeemed	140,917
Distribution fees payable - Class IB	131,554
Administrative fees payable	20,008
Trustees’ fees payable	6,113
Accrued expenses	23,510

Total liabilities	156,662,112

NET ASSETS	$750,749,755

Net assets were comprised of:
Paid in capital	$681,118,513
Accumulated undistributed net investment income	1,108,329
Accumulated net realized loss	(7,734,293)
Unrealized appreciation on investments	76,257,206

Net assets	$750,749,755

Class IA
Net asset value, offering and redemption price per share, $105,111,548 / 9,903,745 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.61

Class IB
Net asset value, offering and redemption price per share, $645,638,207 / 60,874,047 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.61

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,251,539 foreign withholding tax)	$10,921,152
Interest	341,059
Securities lending (net)	311,764

Total income	11,573,975

EXPENSES
Investment management fees	3,032,669
Distribution fees - Class IB	774,320
Custodian fees	260,569
Administrative fees	106,183
Printing and mailing expenses	42,243
Professional fees	25,679
Trustees’ fees	5,816
Miscellaneous	7,481

Gross expenses	4,254,960
Less: Waiver of investment management fees	(91,999)
Fees paid indirectly	(89,253)

Net expenses	4,073,708

NET INVESTMENT INCOME	7,500,267

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	8,036,407
Foreign currency transactions	1,408,449

Net realized gain	9,444,856

Change in unrealized appreciation (depreciation) on:
Securities	(31,024,096)
Foreign currency translations	881,310

Net change in unrealized appreciation	(30,142,786)

NET REALIZED AND UNREALIZED LOSS	(20,697,930)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,197,663)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,500,267	$3,872,137
Net realized gain on investments and foreign currency transactions	9,444,856	11,087,254
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(30,142,786)	61,343,601

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,197,663)	76,302,992

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,038,838)
Class IB	—	(7,764,503)

TOTAL DIVIDENDS	—	(8,803,341)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,999,501 and 6,798,227 shares, respectively ]	32,197,587	67,117,064
Capital shares issued in reinvestment of dividends [ 0 and 100,127 shares, respectively ]	—	1,038,838
Capital shares repurchased [ (15,640) and (11,668) shares, respectively ]	(164,775)	(113,707)

Total Class IA transactions	32,032,812	68,042,195

Class IB
Capital shares sold [ 9,445,253 and 23,886,396 shares, respectively ]	100,511,323	235,371,518
Capital shares issued in reinvestment of dividends [ 0 and 749,769 shares, respectively ]	—	7,764,503
Capital shares repurchased [ (5,000,858) and (5,245,040) shares, respectively ]	(53,183,812)	(51,572,614)

Total Class IB transactions	47,327,511	191,563,407

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	79,360,323	259,605,602

TOTAL INCREASE IN NET ASSETS	66,162,660	327,105,253
NET ASSETS:
Beginning of period	684,587,095	357,481,842

End of period (a)	$750,749,755	$684,587,095

(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,108,329	$(6,391,938)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $900,428,301) (Securities on loan at market value $69,711,487)	$1,062,621,924
Receivable for securities sold	3,216,059
Dividends, interest and other receivables	913,086
Receivable from Separate Accounts for Trust shares sold	438,730
Other assets	11,657

Total assets	1,067,201,456

LIABILITIES
Collateral held for loaned securities	69,711,487
Payable to Separate Accounts for Trust shares redeemed	2,208,076
Payable for securities purchased	1,785,142
Investment management fees payable	532,583
Distribution fees payable - Class IB	205,074
Administrative fees payable	43,828
Trustees’ fees payable	29,960
Accrued expenses	68,365

Total liabilities	74,584,515

NET ASSETS	$992,616,941

Net assets were comprised of:
Paid in capital	$1,107,309,774
Accumulated undistributed net investment income	1,978,548
Accumulated net realized loss	(278,865,004)
Unrealized appreciation on investments	162,193,623

Net assets	$992,616,941

Class IA
Net asset value, offering and redemption price per share, $743,594 / 63,313 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.74

Class IB
Net asset value, offering and redemption price per share, $991,873,347 / 84,496,559 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.74

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$6,925,154
Interest	177,262
Securities lending (net)	68,026

Total income	7,170,442

EXPENSES
Investment management fees	3,201,685
Distribution fees - Class IB	1,231,045
Administrative fees	142,343
Printing and mailing expenses	58,632
Professional fees	26,624
Trustees’ fees	8,240
Custodian fees	6,711
Miscellaneous	7,678

Gross expenses	4,682,958
Less: Waiver of investment management fees	(4,407)
Fees paid indirectly	(54,593)

Net expenses	4,623,958

NET INVESTMENT INCOME	2,546,484

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	25,427,199
Net change in unrealized appreciation on securities	(38,427,437)

NET REALIZED AND UNREALIZED LOSS	(13,000,238)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,453,754)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,546,484	$5,907,066
Net realized gain on investments and foreign currency transactions	25,427,199	36,283,435
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(38,427,437)	57,609,957

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,453,754)	99,800,458

DIVIDENDS:
Dividends from net investment income
Class IA	(529)	(4,335)
Class IB	(710,024)	(6,130,982)

TOTAL DIVIDENDS	(710,553)	(6,135,317)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 26,715 and 26,428 shares, respectively ]	311,286	294,335
Capital shares issued in reinvestment of dividends [ 45 and 369 shares, respectively ]	529	4,335
Capital shares repurchased [ (7,569) and (2,158) shares, respectively ]	(87,095)	(23,898)

Total Class IA transactions	224,720	274,772

Class IB
Capital shares sold [ 4,540,271 and 14,302,939 shares, respectively ]	52,608,509	158,664,220
Capital shares issued in reinvestment of dividends [ 60,089 and 522,119 shares, respectively ]	710,024	6,130,982
Capital shares repurchased [ (6,771,512) and (9,683,493) shares, respectively ]	(78,506,352)	(107,603,919)

Total Class IB transactions	(25,187,819)	57,191,283

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(24,963,099)	57,466,055

TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,127,406)	151,131,196
NET ASSETS:
Beginning of period	1,028,744,347	877,613,151

End of period (a)	$992,616,941	$1,028,744,347

(a) Includes accumulated undistributed net investment income of	$1,978,548	$142,617

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $996,611,215) (Securities on loan at market value $56,874,304)	$1,121,526,234
Receivable for securities sold	4,831,951
Dividends, interest and other receivables	794,236
Receivable from Separate Accounts for Trust shares sold	621,218
Other assets	10,135

Total assets	1,127,783,774

LIABILITIES
Overdraft payable	1,633
Collateral held for loaned securities	58,505,803
Payable for securities purchased	11,404,945
Payable to Separate Accounts for Trust shares redeemed	657,180
Investment management fees payable	565,212
Distribution fees payable - Class IB	217,247
Administrative fees payable	32,332
Trustees’ fees payable	10,958
Recoupment fees payable	4,523
Accrued expenses	75,090

Total liabilities	71,474,923

NET ASSETS	$1,056,308,851

Net assets were comprised of:
Paid in capital	$909,731,414
Accumulated undistributed net investment income	1,728,244
Accumulated undistributed net realized gain	19,934,174
Unrealized appreciation on investments	124,915,019

Net assets	$1,056,308,851

Class IA
Net asset value, offering and redemption price per share, $5,593,427 / 496,367 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.27

Class IB
Net asset value, offering and redemption price per share, $1,050,715,424 / 93,354,387 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.26

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $71,605 foreign withholding tax)	$7,155,901
Interest	272,891
Securities lending (net)	65,084

Total income	7,493,876

EXPENSES
Investment management fees	3,323,429
Distribution fees - Class IB	1,275,464
Administrative fees	148,341
Printing and mailing expenses	60,699
Professional fees	26,840
Trustees’ fees	8,491
Custodian fees	8,125
Recoupment fees	1,284
Miscellaneous	10,406

Gross expenses	4,863,079
Less: Fees paid indirectly	(70,766)

Net expenses	4,792,313

NET INVESTMENT INCOME	2,701,563

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	23,922,714
Net change in unrealized appreciation on securities	(40,858,951)

NET REALIZED AND UNREALIZED LOSS	(16,936,237)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,234,674)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,701,563	$4,630,498
Net realized gain on investments	23,922,714	30,436,876
Net change in unrealized appreciation (depreciation) on investments	(40,858,951)	49,496,129

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,234,674)	84,563,503

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(4,537)	(28,260)
Class IB	(861,483)	(4,706,229)

	(866,020)	(4,734,489)

Distributions from net realized capital gains
Class IA	(40,054)	—
Class IB	(7,605,135)	—

	(7,645,189)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(8,511,209)	(4,734,489)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 145,014 and 246,196 shares, respectively ]	1,632,057	2,661,858
Capital shares issued in reinvestment of dividends and distributions [ 3,918 and 2,486 shares, respectively ]	44,591	28,260
Capital shares repurchased [ (13,490) and (16,281) shares, respectively ]	(152,461)	(173,971)

Total Class IA transactions	1,524,187	2,516,147

Class IB
Capital shares sold [ 8,242,607 and 26,014,541 shares, respectively ]	92,672,118	281,020,114
Capital shares issued in reinvestment of dividends and distributions [ 744,702 and 413,879 shares, respectively]	8,466,618	4,706,229
Capital shares repurchased [ (6,117,254) and (7,170,168) shares, respectively ]	(68,739,736)	(77,281,329)

Total Class IB transactions	32,399,000	208,445,014

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	33,923,187	210,961,161

TOTAL INCREASE IN NET ASSETS	11,177,304	290,790,175
NET ASSETS:
Beginning of period	1,045,131,547	754,341,372

End of period (a)	$1,056,308,851	$1,045,131,547

(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,728,244	$(107,299)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $84,322,000)	$85,525,840
Dividends, interest and other receivables	1,550,205
Receivable from Separate Accounts for Trust shares sold	275,078
Receivable for securities sold	48,938
Other assets	903

Total assets	87,400,964

LIABILITIES
Overdraft payable	895
Payable for securities purchased	396,847
Payable to Separate Accounts for Trust shares redeemed	123,439
Investment management fees payable	28,775
Distribution fees payable - Class IB	17,397
Administrative fees payable	3,835
Trustees’ fees payable	350
Accrued expenses	64,053

Total liabilities	635,591

NET ASSETS	$86,765,373

Net assets were comprised of:
Paid in capital	$107,649,383
Accumulated undistributed net investment income	2,747,449
Accumulated net realized loss	(24,835,299)
Unrealized appreciation on investments	1,203,840

Net assets	$86,765,373

Class IB
Net asset value, offering and redemption price per share, $86,765,373 / 18,311,263 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.74

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$3,189,213
Dividends	1,217

Total income	3,190,430

EXPENSES
Investment management fees	249,631
Distribution fees - Class IB	104,012
Administrative fees	25,861
Custodian fees	25,207
Professional fees	19,766
Printing and mailing expenses	4,943
Trustees’ fees	698
Miscellaneous	1,733

Gross expenses	431,851
Less: Waiver of investment management fees	(78,195)
Fees paid indirectly	(1,471)

Net expenses	352,185

NET INVESTMENT INCOME	2,838,245

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	726,371
Net change in unrealized appreciation on securities	(2,760,933)

NET REALIZED AND UNREALIZED LOSS	(2,034,562)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$803,683

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,838,245	$5,772,941
Net realized gain on investments	726,371	1,418,953
Net change in unrealized appreciation (depreciation) on investments	(2,760,933)	821,730

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	803,683	8,013,624

DIVIDENDS:
Dividends from net investment income Class IB	(63,254)	(9,913,773)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,982,172 and 1,634,154 shares, respectively ]	9,271,783	7,996,868
Capital shares issued in reinvestment of dividends [ 13,400 and 2,095,998 shares, respectively ]	63,254	9,913,773
Capital shares repurchased [ (2,140,197) and (3,958,881) shares, respectively ]	(9,986,153)	(19,348,446)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(651,116)	(1,437,805)

TOTAL INCREASE (DECREASE) IN NET ASSETS	89,313	(3,337,954)
NET ASSETS:
Beginning of period	86,676,060	90,014,014

End of period (a)	$86,765,373	$86,676,060

(a) Includes accumulated undistributed (overdistributed) net investment income of	$2,747,449	$(27,542)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE CAPITAL APPRECIATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $37,195,662)	$52,703,621
Dividends, interest and other receivables	54,643
Other assets	647

Total assets	52,758,911

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	54,020
Payable for securities purchased	38,405
Investment management fees payable	32,848
Distribution fees payable - Class IB	10,949
Administrative fees payable	3,232
Trustees’ fees payable	216
Accrued expenses	35,739

Total liabilities	175,409

NET ASSETS	$52,583,502

Net assets were comprised of:
Paid in capital	$59,332,707
Accumulated net investment loss	(15,621)
Accumulated net realized loss	(22,241,543)
Unrealized appreciation on investments	15,507,959

Net assets	$52,583,502

Class IB
Net asset value, offering and redemption price per share, $52,583,502 / 7,370,394 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.13

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$290,723
Interest	4,781

Total income	295,504

EXPENSES
Investment management fees	195,940
Distribution fees - Class IB	65,314
Administrative fees	21,742
Professional fees	19,951
Custodian fees	6,984
Printing and mailing expenses	3,116
Trustees’ fees	438
Miscellaneous	1,002

Gross expenses	314,487
Less: Fees paid indirectly	(3,416)

Net expenses	311,071

NET INVESTMENT LOSS	(15,567)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	2,467,052
Foreign currency transactions	125

Net realized gain	2,467,177

Change in unrealized depreciation on:
Securities	(2,739,219)
Foreign currency translations	(1,371)

Net change in unrealized appreciation	(2,740,590)

NET REALIZED AND UNREALIZED LOSS	(273,413)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(288,980)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(15,567)	$(94,765)
Net realized gain on investments and foreign currency transactions	2,467,177	2,407,389
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,740,590)	4,588,979

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(288,980)	6,901,603

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 76,387 and 441,449 shares, respectively ]	528,857	2,795,063
Capital shares repurchased [ (533,036) and (1,304,894) shares, respectively ]	(3,691,184)	(8,298,992)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,162,327)	(5,503,929)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,451,307)	1,397,674
NET ASSETS:
Beginning of period	56,034,809	54,637,135

End of period (a)	$52,583,502	$56,034,809

(a) Includes accumulated net investment loss of	$(15,621)	$(54)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE DEEP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $6,273,391)	$6,967,714
Dividends, interest and other receivables	4,849
Investment management fees payable	2,764
Other assets	72

Total assets	6,975,399

LIABILITIES
Payable for securities purchased	23,626
Payable to Separate Accounts for Trust shares redeemed	5,172
Administrative fees payable	2,616
Distribution fees payable - Class IB	1,438
Trustees’ fees payable	23
Accrued expenses	42,056

Total liabilities	74,931

NET ASSETS	$6,900,468

Net assets were comprised of:
Paid in capital	$6,151,424
Accumulated undistributed net investment income	33,796
Accumulated undistributed net realized gain	20,925
Unrealized appreciation on investments	694,323

Net assets	$6,900,468

Class IB
Net asset value, offering and redemption price per share, $6,900,468 / 540,370 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.77

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $15 foreign withholding tax)	$65,722
Interest	1,690

Total income	67,412

EXPENSES
Investment management fees	24,277
Professional fees	19,863
Administrative fees	15,764
Distribution fees - Class IB	8,092
Custodian fees	7,631
Printing and mailing expenses	380
Trustees’ fees	53
Miscellaneous	623

Gross expenses	76,683
Less: Waiver of investment management fees	(24,277)
Reimbursement from investment manager	(18,426)
Fees paid indirectly	(396)

Net expenses	33,584

NET INVESTMENT INCOME	33,828

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	44,271
Net change in unrealized appreciation on securities	(59,838)

NET REALIZED AND UNREALIZED LOSS	(15,567)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,261

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$33,828	$57,563
Net realized gain on investments	44,271	129,669
Net change in unrealized appreciation (depreciation) on investments	(59,838)	320,899

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	18,261	508,131

DIVIDENDS AND DISTRIBUTIONS:
Class IB
Dividends from net investment income	(3,775)	(53,810)
Distributions from net realized capital gains	—	(184,305)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(3,775)	(238,115)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 75,676 and 139,034 shares, respectively ]	955,063	1,702,822
Capital shares issued in reinvestment of dividends and distributions [ 292 and 19,136 shares, respectively ]	3,775	238,115
Capital shares repurchased [ (20,567) and (31,187) shares, respectively ]	(262,221)	(387,359)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	696,617	1,553,578

TOTAL INCREASE IN NET ASSETS	711,103	1,823,594
NET ASSETS:
Beginning of period	6,189,365	4,365,771

End of period (a)	$6,900,468	$6,189,365

(a) Includes accumulated undistributed net investment income of	$33,796	$3,743

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE GLOBAL SOCIALLY RESPONSIVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $4,479,558)	$4,869,391
Foreign cash (Cost $114)	109
Receivable for securities sold	25,538
Receivable from investment manager	4,499
Dividends, interest and other receivables	2,126

Total assets	4,901,663

LIABILITIES
Payable for securities purchased	10,716
Administrative fees payable	2,538
Payable to Separate Accounts for Trust shares redeemed	1,984
Distribution fees payable - Class IB	1,006
Trustees’ fees payable	19
Accrued expenses	39,177

Total liabilities	55,440

NET ASSETS	$4,846,223

Net assets were comprised of:
Paid in capital	$4,321,844
Accumulated undistributed investment income	23,362
Accumulated undistributed net realized gain	111,209
Unrealized appreciation on investments	389,808

Net assets	$4,846,223

Class IB
Net asset value, offering and redemption price per share, $4,846,223 / 431,619 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.23

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,494 foreign withholding tax)	$54,472
Interest	817

Total income	55,289

EXPENSES
Investment management fees	22,212
Professional fees	19,759
Administrative fees	15,521
Custodian fees	6,547
Distribution fees - Class IB	6,170
Printing and mailing expenses	295
Trustees’ fees	41
Miscellaneous	1,247

Gross expenses	71,792
Less: Waiver of investment management fees	(22,212)
Reimbursement from investment manager	(17,489)
Fees paid indirectly	(488)

Net expenses	31,603

NET INVESTMENT INCOME	23,686

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	117,212
Foreign currency transactions	(1,084)

Net realized gain	116,128

Change in unrealized depreciation on:
Securities	(277,129)
Foreign currency translations	(33)

Net change in unrealized appreciation	(277,162)

NET REALIZED AND UNREALIZED LOSS	(161,034)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(137,348)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$23,686	$33,111
Net realized gain on investments and foreign currency transactions	116,128	325,795
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(277,162)	205,801

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(137,348)	564,707

DIVIDENDS AND DISTRIBUTIONS:
Class IB
Dividends from net investment income	—	(37,135)
Distributions from net realized capital gains	(90,505)	(154,794)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(90,505)	(191,929)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 7,748 and 73,633 shares, respectively ]	90,152	821,958
Capital shares issued in reinvestment of dividends and distributions [7,967 and 16,704 shares, respectively]	90,505	191,929
Capital shares repurchased [ (15,557) and (36,154) shares, respectively ]	(178,140)	(400,366)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,517	613,521

TOTAL INCREASE (DECREASE) IN NET ASSETS	(225,336)	986,299
NET ASSETS:
Beginning of period	5,071,559	4,085,260

End of period (a)	$4,846,223	$5,071,559

(a) Includes undistributed net investment income of	$23,362	$(324)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $548,559,295)	$587,213,904
Cash	890
Dividends, interest and other receivables	2,187,904
Receivable for securities sold	1,434,185
Receivable for forward commitments	85,964
Other assets	7,295

Total assets	590,930,142

LIABILITIES
Payable for securities purchased	1,690,076
Payable to Separate Accounts for Trust shares redeemed	890,201
Investment management fees payable	347,430
Distribution fees payable - Class IB	122,104
Variation margin payable on futures contracts	29,250
Administrative fees payable	11,646
Trustees’ fees payable	2,564
Accrued expenses	185,959

Total liabilities	3,279,230

NET ASSETS	$587,650,912

Net assets were comprised of:
Paid in capital	$653,551,272
Accumulated undistributed net investment income	3,771,208
Accumulated net realized loss	(108,200,760)
Unrealized appreciation on investments	38,529,192

Net assets	$587,650,912

Class IB
Net asset value, offering and redemption price per share, $587,650,912 / 30,328,017 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.38

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $10,471 foreign withholding tax)	$2,678,007
Interest	4,167,644

Total income	6,845,651

EXPENSES
Investment management fees	2,350,908
Distribution fees - Class IB	750,576
Administrative fees	94,162
Custodian fees	89,785
Printing and mailing expenses	35,919
Professional fees	22,902
Trustees’ fees	5,077
Miscellaneous	12,637

Gross expenses	3,361,966
Less: Waiver of investment management fees	(208,920)
Fees paid indirectly	(79,268)

Net expenses	3,073,778

NET INVESTMENT INCOME	3,771,873

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	16,774,139
Futures	613,319
Foreign currency transactions	(991)

Net realized gain	17,386,467

Change in unrealized depreciation on:
Securities	(18,418,678)
Futures	(182,756)

Net change in unrealized appreciation	(18,601,434)

NET REALIZED AND UNREALIZED LOSS	(1,214,967)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,556,906

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,771,873	$8,560,030
Net realized gain on investments and foreign currency transactions	17,386,467	41,073,039
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(18,601,434)	2,436,390

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,556,906	52,069,459

DIVIDENDS:
Dividends from net investment income	—	(17,863,456)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 89,474 and 747,266 shares, respectively ]	1,719,820	13,780,912
Capital shares issued in reinvestment of dividends [ 0 and 960,257 shares, respectively ]	—	17,863,456
Capital shares repurchased [ (2,942,888) and (6,496,168) shares, respectively ]	(56,201,989)	(120,118,457)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(54,482,169)	(88,474,089)

TOTAL DECREASE IN NET ASSETS	(51,925,263)	(54,268,086)
NET ASSETS:
Beginning of period	639,576,175	693,844,261

End of period (a)	$587,650,912	$639,576,175

(a) Includes accumulated undistributed (overdistributed) net investment income of	$3,771,208	$(665)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE MULTI-CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $56,221,088)	$57,376,387
Receivable for securities sold	538,987
Dividends, interest and other receivables	39,810
Other assets	636

Total assets	57,955,820

LIABILITIES
Payable for securities purchased	1,226,229
Payable to Separate Accounts for Trust shares redeemed	71,882
Investment management fees payable	44,604
Distribution fees payable - Class IB	11,883
Administrative fees payable	3,335
Trustees’ fees payable	220
Accrued expenses	49,330

Total liabilities	1,407,483

NET ASSETS	$56,548,337

Net assets were comprised of:
Paid in capital	$137,124,417
Accumulated net investment loss	(24,400)
Accumulated net realized loss	(81,706,979)
Unrealized appreciation on investments	1,155,299

Net assets	$56,548,337

Class IB
Net asset value, offering and redemption price per share, $56,548,337 / 7,162,385 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.90

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $19 foreign withholding tax)	$345,469
Interest	27,976

Total income	373,445

EXPENSES
Investment management fees	295,805
Distribution fees - Class IB	73,951
Administrative fees	22,673
Professional fees	20,162
Custodian fees	13,036
Printing and mailing expenses	3,561
Trustees’ fees	503
Miscellaneous	1,323

Gross expenses	431,014
Less: Waiver of investment management fees	(16,718)
Fees paid indirectly	(16,514)

Net expenses	397,782

NET INVESTMENT LOSS	(24,337)

REALIZED AND UNREALIZED LOSS
Net realized loss on Securities	(238,017)
Net change in unrealized appreciation on securities	(334,155)

NET REALIZED AND UNREALIZED LOSS	(572,172)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(596,509)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(24,337)	$(239,320)
Net realized gain (loss) on investments	(238,017)	12,980,569
Net change in unrealized appreciation (depreciation) on investments	(334,155)	(8,309,421)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(596,509)	4,431,828

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 29,521 and 616,350 shares, respectively ]	233,566	4,649,219
Capital shares repurchased [ (830,780) and (1,838,991) shares, respectively ]	(6,556,831)	(13,665,449)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,323,265)	(9,016,230)

TOTAL DECREASE IN NET ASSETS	(6,919,774)	(4,584,402)
NET ASSETS:
Beginning of period	63,468,111	68,052,513

End of period (a)	$56,548,337	$63,468,111

(a) Includes accumulated net investment loss of	$(24,400)	$(63)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $3,371,181,677) (Securities on loan at market value $207,428,580)	$3,703,087,475
Dividends, interest and other receivables	4,207,088
Receivable from Separate Accounts for Trust shares sold	1,824,183
Other assets	36,453

Total assets	3,709,155,199

LIABILITIES
Collateral held for loaned securities	212,376,835
Payable to Separate Accounts for Trust shares redeemed	2,743,829
Investment management fees payable	726,209
Distribution fees payable - Class IB	401,997
Administrative fees payable	150,686
Variation margin payable on futures contracts	24,050
Trustees’ fees payable	99,577
Accrued expenses	197,325

Total liabilities	216,720,508

NET ASSETS	$3,492,434,691

Net assets were comprised of:
Paid in capital	$3,144,165,040
Accumulated undistributed net investment income	24,213,555
Accumulated net realized loss	(7,839,577)
Unrealized appreciation on investments	331,895,673

Net assets	$3,492,434,691

Class IA
Net asset value, offering and redemption price per share, $1,551,469,351 / 67,367,614 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.03

Class IB
Net asset value, offering and redemption price per share, $1,940,965,340 / 84,783,676 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.89

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $186 foreign withholding tax)	$31,494,110
Interest	205,035
Securities lending (net)	114,382

Total income	31,813,527

EXPENSES
Investment management fees	4,338,276
Distribution fees - Class IB	2,384,282
Administrative fees	464,387
Printing and mailing expenses	206,222
Trustees’ fees	28,941
Custodian fees	19,864
Professional fees	43,673
Miscellaneous	26,124

Total expenses	7,511,769

NET INVESTMENT INCOME	24,301,758

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	32,803,051
Futures	235,175

Net realized gain	33,038,226

Change in unrealized depreciation on:
Securities	(91,761,645)
Futures	(296,350)

Net change in unrealized appreciation	(92,057,995)

NET REALIZED AND UNREALIZED LOSS	(59,019,769)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,718,011)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$24,301,758	$53,049,144
Net realized gain on investments	33,038,226	9,694,900
Net change in unrealized appreciation (depreciation) on investments	(92,057,995)	271,031,429

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(34,718,011)	333,775,473

DIVIDENDS:
Dividends from net investment income
Class IA	(108,535)	(26,269,443)
Class IB	(135,630)	(26,409,615)

TOTAL DIVIDENDS	(244,165)	(52,679,058)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,906,358 and 5,483,699 shares, respectively ]	43,587,046	119,942,414
Capital shares issued in reinvestment of dividends [ 4,677 and 1,147,763 shares, respectively ]	108,535	26,269,443
Capital shares repurchased [ (4,824,502) and (9,343,997) shares, respectively ]	(110,457,519)	(204,462,464)

Total Class IA transactions	(66,761,938)	(58,250,607)

Class IB
Capital shares sold [ 6,642,239 and 19,104,038 shares, respectively ]	150,832,790	415,600,315
Capital shares issued in reinvestment of dividends [ 5,879 and 1,159,253 shares, respectively ]	135,630	26,409,615
Capital shares repurchased [ (6,224,012) and (10,585,982) shares, respectively ]	(141,536,136)	(229,747,105)

Total Class IB transactions	9,432,284	212,262,825

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(57,329,654)	154,012,218

TOTAL INCREASE (DECREASE) IN NET ASSETS	(92,291,830)	435,108,633
NET ASSETS:
Beginning of period	3,584,726,521	3,149,617,888

End of period (a)	$3,492,434,691	$3,584,726,521

(a) Includes accumulated undistributed net investment income of	$24,213,555	$155,962

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $181,850,628)
(Securities on loan at market value $15,288,506)	$198,873,243
Receivable for securities sold	3,504,084
Dividends, interest and other receivables	127,262
Receivable from Separate Accounts for Trust shares sold	43,138
Other assets	2,016

Total assets	202,549,743

LIABILITIES
Collateral held for loaned securities	15,595,252
Payable for securities purchased	2,734,324
Payable to Separate Accounts for Trust shares redeemed	175,677
Investment management fees payable	92,385
Distribution fees payable - Class IB	38,048
Administrative fees payable	7,331
Trustees’ fees payable	1,557
Accrued expenses	38,464

Total liabilities	18,683,038

NET ASSETS	$183,866,705

Net assets were comprised of:
Paid in capital	$169,828,916
Accumulated net investment loss	(43,759)
Accumulated net realized loss	(2,941,067)
Unrealized appreciation on investments	17,022,615

Net assets	$183,866,705

Class IA
Net asset value, offering and redemption price per share, $297,534 / 34,639 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.59

Class IB
Net asset value, offering and redemption price per share, $183,569,171 / 21,457,690 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.55

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$514,981
Interest	84,497
Securities lending (net)	29,202

Total income	628,680

EXPENSES
Investment management fees	592,411
Distribution fees - Class IB	227,599
Administrative fees	37,211
Professional fees	21,815
Printing and mailing expenses	10,813
Custodian fees	10,399
Trustees’ fees	1,527
Miscellaneous	3,714

Gross expenses	905,489
Less: Waiver of investment management fees	(40,285)
Fees paid indirectly	(194,007)

Net expenses	671,197

NET INVESTMENT LOSS	(42,517)

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(2,338,147)
Net change in unrealized appreciation on securities	(4,824,959)

NET REALIZED AND UNREALIZED LOSS	(7,163,106)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,205,623)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(42,517)	$592,708
Net realized gain (loss) on investments	(2,338,147)	2,302,093
Net change in unrealized appreciation (depreciation) on investments	(4,824,959)	9,370,570

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,205,623)	12,265,371

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(110)	(468)
Class IB	(68,202)	(524,868)

	(68,312)	(525,336)

Distributions from net realized capital gains
Class IA	(2,118)	—
Class IB	(1,312,898)	—

	(1,315,016)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,383,328)	(525,336)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 24,986 and 1,111 shares, respectively ]	216,420	9,359
Capital shares issued in reinvestment of dividends and distributions [ 259 and 53 shares, respectively ]	2,228	468
Capital shares repurchased [ (567) and (66) shares, respectively ]	(4,885)	(556)

Total Class IA transactions	213,763	9,271

Class IB
Capital shares sold [ 2,459,349 and 11,751,557 shares, respectively ]	21,019,943	99,136,367
Capital shares issued in reinvestment of dividends and distributions [ 161,159 and 59,541 shares, respectively ]	1,381,100	524,868
Capital shares repurchased [ (2,736,873) and (3,310,709) shares, respectively ]	(23,408,739)	(27,895,039)

Total Class IB transactions	(1,007,696)	71,766,196

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(793,933)	71,775,467

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,382,884)	83,515,502
NET ASSETS:
Beginning of period	193,249,589	109,734,087

End of period (a)	$183,866,705	$193,249,589

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(43,759)	$67,070

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $1,313,241,353)
(Securities on loan at market value $202,728,490)	$1,415,387,562
Cash	1,401,507
Foreign cash (Cost $850,568)	844,579
Receivable for securities sold	14,110,400
Receivable from Separate Accounts for Trust shares sold	2,329,100
Dividends, interest and other receivables	847,317
Other assets	12,080

Total assets	1,434,932,545

LIABILITIES
Collateral held for loaned securities	207,099,410
Payable for securities purchased	23,356,599
Payable to Separate Accounts for Trust shares redeemed	841,432
Investment management fees payable	678,286
Distribution fees payable - Class IB	243,042
Administrative fees payable	34,540
Trustees’ fees payable	10,967
Recoupment fees payable	2,881
Accrued expenses	96,260

Total liabilities	232,363,417

NET ASSETS	$1,202,569,128

Net assets were comprised of:
Paid in capital	$1,044,243,179
Accumulated net investment loss	(291,732)
Accumulated undistributed net realized gain	56,477,303
Unrealized appreciation on investments	102,140,378

Net assets	$1,202,569,128

Class IA
Net asset value, offering and redemption price per share, $10,124,505 / 963,052 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.51

Class IB
Net asset value, offering and redemption price per share, $1,192,444,623 / 114,157,546 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.45

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $93,926 foreign withholding tax)	$4,667,572
Interest	264,555
Securities lending (net)	307,016

Total income	5,239,143

EXPENSES
Investment management fees	3,957,886
Distribution fees - Class IB	1,416,037
Administrative fees	162,905
Printing and mailing expenses	66,987
Custodian fees	37,159
Professional fees	27,456
Trustees’ fees	9,398
Recoupment fees	5,662
Miscellaneous	10,753

Gross expenses	5,694,243
Less: Fees paid indirectly	(198,445)

Net expenses	5,495,798

NET INVESTMENT LOSS	(256,655)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	59,888,638
Foreign currency transactions	6,687

Net realized gain	59,895,325

Change in unrealized depreciation on:
Securities	(93,106,718)
Foreign currency translations	(15,028)

Net change in unrealized appreciation	(93,121,746)

NET REALIZED AND UNREALIZED LOSS	(33,226,421)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(33,483,076)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(256,655)	$3,854,809
Net realized gain on investments and foreign currency transactions	59,895,325	94,090,197
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(93,121,746)	57,565,995

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(33,483,076)	155,511,001

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(44,552)
Class IB	—	(3,799,468)

	—	(3,844,020)

Distributions from net realized capital gains
Class IA	(287,347)	(410,578)
Class IB	(34,361,924)	(62,207,307)

	(34,649,271)	(62,617,885)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(34,649,271)	(66,461,905)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 230,391 and 402,209 shares, respectively ]	2,445,956	4,170,965
Capital shares issued in reinvestment of dividends and distributions [ 27,213 and 41,899 shares, respectively ]	287,347	455,130
Capital shares repurchased [ (6,805) and (9,959) shares, respectively ]	(72,960)	(102,306)

Total Class IA transactions	2,660,343	4,523,789

Class IB
Capital shares sold [ 13,113,122 and 28,908,310 shares, respectively ]	138,620,818	299,211,645
Capital shares issued in reinvestment of dividends and distributions [ 3,275,012 and 6,111,158 shares, respectively ]	34,361,924	66,006,775
Capital shares repurchased [ (7,081,347) and (8,224,945) shares, respectively ]	(74,557,881)	(84,106,964)

Total Class IB transactions	98,424,861	281,111,456

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	101,085,204	285,635,245

TOTAL INCREASE IN NET ASSETS	32,952,857	374,684,341
NET ASSETS:
Beginning of period	1,169,616,271	794,931,930

End of period (a)	$1,202,569,128	$1,169,616,271

(a) Includes accumulated net investment loss of	$(291,732)	$(35,077)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $1,698,396,349)
(Securities on loan at market value $315,380,286)	$1,878,673,245
Cash	1,714,129
Foreign cash (Cost $1,095)	1,095
Receivable for securities sold	7,450,513
Receivable from Separate Accounts for Trust shares sold	1,561,588
Dividends, interest and other receivables	1,259,482
Other assets	12,695

Total assets	1,890,672,747

LIABILITIES
Collateral held for loaned securities	323,162,482
Payable for securities purchased	4,443,411
Investment management fees payable	925,105
Payable to Separate Accounts for Trust shares redeemed	1,951,791
Distribution fees payable - Class IB	313,411
Administrative fees payable	50,563
Trustees’ fees payable	26,250
Accrued expenses	127,412

Total liabilities	331,000,425

NET ASSETS	$1,559,672,322

Net assets were comprised of:
Paid in capital	$1,298,728,966
Accumulated undistributed net investment income	2,849,009
Accumulated undistributed net realized gain	77,817,408
Unrealized appreciation on investments	180,276,939

Net assets	$1,559,672,322

Class IA
Net asset value, offering and redemption price per share, $11,639,675 / 817,494 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.24

Class IB
Net asset value, offering and redemption price per share, $1,548,032,647 / 109,289,565 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.16

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $35,177 foreign withholding tax)	$9,868,984
Interest	813,064
Securities lending (net)	228,081

Total income	10,910,129

EXPENSES
Investment management fees	5,334,522
Distribution fees - Class IB	1,804,689
Administrative fees	203,001
Printing and mailing expenses	85,829
Custodian fees	70,465
Professional fees	29,371
Trustees’ fees	12,003
Miscellaneous	16,588

Gross expenses	7,556,468
Less: Fees paid indirectly	(118,655)

Net expenses	7,437,813

NET INVESTMENT INCOME	3,472,316

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	82,735,560
Foreign currency transactions	441

Net realized gain	82,736,001

Change in unrealized appreciation (depreciation) on:
Securities	(34,853,764)
Foreign currency translations	43

Net change in unrealized appreciation	(34,853,721)

NET REALIZED AND UNREALIZED GAIN	47,882,280

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,354,596

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,472,316	$(165,203)
Net realized gain on investments and foreign currency transactions	82,736,001	59,351,824
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(34,853,721)	157,756,352

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	51,354,596	216,942,973

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(3,082)	—
Class IB	(416,398)	—

	(419,480)	—

Distributions from net realized capital gains
Class IA	(240,134)	(2,896,511)
Class IB	(32,447,017)	(115,655,204)

	(32,687,151)	(118,551,715)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(33,106,631)	(118,551,715)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 224,500 and 1,124,309 shares, respectively ]	3,142,171	14,857,737
Capital shares issued in reinvestment of dividends and distributions [ 17,122 and 224,570 shares, respectively ]	243,216	2,896,511
Capital shares repurchased [ (6,103) and (2,792,962) shares, respectively ]	(84,561)	(38,753,899)

Total Class IA transactions	3,300,826	(20,999,651)

Class IB
Capital shares sold [ 10,330,115 and 19,963,600 shares, respectively ]	143,663,173	262,741,578
Capital shares issued in reinvestment of dividends and distributions [ 2,325,454 and 9,003,841 shares, respectively]	32,863,415	115,655,204
Capital shares repurchased [ (6,147,089) and (10,146,371) shares, respectively ]	(85,253,250)	(133,352,916)

Total Class IB transactions	91,273,338	245,043,866

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	94,574,164	224,044,215

TOTAL INCREASE IN NET ASSETS	112,822,129	322,435,473
NET ASSETS:
Beginning of period	1,446,850,193	1,124,414,720

End of period (a)	$1,559,672,322	$1,446,850,193

(a) Includes accumulated undistributed (overdistributed) net investment income of	$2,849,009	$(203,827)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $113,433,789)	$113,881,008
Cash	30,547
Dividends, interest and other receivables	1,070,226
Receivable for securities sold	168,326
Other assets	3,720

Total assets	115,153,827

LIABILITIES
Payable to Separate Accounts for Trust
shares redeemed	136,896
Investment management fees payable	53,787
Administrative fees payable	4,372
Trustees’ fees payable	1,177
Accrued expenses	33,074

Total liabilities	229,306

NET ASSETS	$114,924,521

Net assets were comprised of:
Paid in capital	$112,442,910
Accumulated undistributed net investment income	1,936,432
Accumulated undistributed net realized gain	97,960
Unrealized appreciation on investments	447,219

Net assets	$114,924,521

Class IA
Net asset value, offering and redemption price per share, $114,924,521 / 10,170,788 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.30

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$2,330,402

EXPENSES
Investment management fees	296,140
Administrative fees	30,574
Professional fees	20,839
Custodian fees	16,309
Printing and mailing expenses	8,660
Trustees’ fees	1,001
Miscellaneous	20,309

Total expenses	393,832

NET INVESTMENT INCOME	1,936,570

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	98,153
Net change in unrealized appreciation on securities	(411,002)

NET REALIZED AND UNREALIZED LOSS	(312,849)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,623,721

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,936,570	$3,468,919
Net realized gain on investments	98,153	209,378
Net change in unrealized appreciation (depreciation) on investments	(411,002)	(1,732,342)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,623,721	1,945,955

DIVIDENDS AND DISTRIBUTIONS:
Class IA
Dividends from net investment income	—	(7,193,620)
Distributions from net realized capital gains	(163,400)	(546,833)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(163,400)	(7,740,453)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 117,316 and 1,773,737 shares, respectively ]	1,310,720	20,726,352
Capital shares issued in reinvestment of dividends and distributions [ 14,460 and 684,322 shares, respectively ]	163,400	7,740,453
Capital shares repurchased [ (1,090,795) and (2,697,307) shares, respectively ]	(12,215,806)	(31,438,747)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,741,686)	(2,971,942)

TOTAL DECREASE IN NET ASSETS	(9,281,365)	(8,766,440)
NET ASSETS:
Beginning of period	124,205,886	132,972,326

End of period (a)	$114,924,521	$124,205,886

(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,936,432	$(138)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE TERM BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $55,051,783)	$56,620,546
Dividends, interest and other receivables	681,864
Receivable from Separate Accounts for Trust shares sold	265,554
Other assets	1,881

Total assets	57,569,845

LIABILITIES
Investment management fees payable	23,269
Recoupment fees payable	6,869
Administrative fees payable	3,439
Trustees’ fees payable	655
Distribution fees payable - Class IB	4
Accrued expenses	473,420

Total liabilities	507,656

NET ASSETS	$57,062,189

Net assets were comprised of:
Paid in capital	$54,258,164
Accumulated undistributed net investment income	1,136,507
Accumulated undistributed net realized gain	98,755
Unrealized appreciation on investments	1,568,763

Net assets	$57,062,189

Class IA
Net asset value, offering and redemption price per share, $57,011,900 / 5,261,686 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.84

Class IB
Net asset value, offering and redemption price per share, $50,289 / 4,643 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.83

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$1,353,732

EXPENSES
Investment management fees	144,506
Administrative fees	22,559
Professional fees	20,430
Custodian fees	11,133
Recoupment fees	8,193
Printing and mailing expenses	4,210
Trustees’ fees	491
Distribution fees - Class IB	4
Miscellaneous	5,630

Total expenses	217,156

NET INVESTMENT INCOME	1,136,576

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	99,148
Net change in unrealized appreciation on securities	(414,073)

NET REALIZED AND UNREALIZED LOSS	(314,925)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$821,651

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,136,576	$2,629,912
Net realized gain on investments	99,148	490,812
Net change in unrealized appreciation (depreciation) on investments	(414,073)	(1,652,248)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	821,651	1,468,476

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(6,173,483)

Distributions from net realized capital gains
Class IA	(49,536)	(95,150)
Class IB	(44)	—

	(49,580)	(95,150)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(49,580)	(6,268,633)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 88,555 and 364,618 shares, respectively ]	952,522	4,214,876
Capital shares issued in reinvestment of dividends and distributions [ 4,578 and 574,703 shares, respectively ]	49,536	6,268,633
Capital shares repurchased [ (606,340) and (1,545,702) shares, respectively ]	(6,470,215)	(17,746,925)

Total Class IA transactions	(5,468,157)	(7,263,416)

Class IB*
Capital shares sold [ 4,639 and 0 shares, respectively ]	50,000	—
Capital shares issued in reinvestment of dividends and distributions [ 4 and 0 shares, respectively ]	44	—

Total Class IB transactions	50,044	—

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,418,113)	(7,263,416)

TOTAL DECREASE IN NET ASSETS	(4,646,042)	(12,063,573)
NET ASSETS:
Beginning of period	61,708,231	73,771,804

End of period (a)	$57,062,189	$61,708,231

(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,136,507	$(69)

* Class IB commenced operations on June 20, 2005.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $47,173,741)	$52,541,499
Foreign cash (Cost $4,283 )	4,100
Dividends, interest and other receivables	168,898
Receivable from Separate Accounts for Trust shares sold	35,824
Other assets	258

Total assets	52,750,579

LIABILITIES
Payable for securities purchased	394,465
Payable to Separate Accounts for Trust shares redeemed	360,785
Investment management fees payable	36,197
Distribution fees payable - Class IB	10,646
Administrative fees payable	3,577
Trustees’ fees payable	199
Accrued expenses	45,374

Total liabilities	851,243

NET ASSETS	$51,899,336

Net assets were comprised of:
Paid in capital	$69,880,154
Accumulated undistributed net investment income	66,659
Accumulated net realized loss	(23,418,187)
Unrealized appreciation on investments	5,370,710

Net assets	$51,899,336

Class IB
Net asset value, offering and redemption price per share, $51,899,336 / 11,276,360 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.60

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$673,937
Interest	4,186

Total income	678,123

EXPENSES
Investment management fees	217,631
Distribution fees - Class IB	64,009
Administrative fees	21,597
Professional fees	19,779
Custodian fees	8,392
Printing and mailing expenses	3,059
Trustees’ fees	431
Miscellaneous	1,353

Gross expenses	336,251
Less: Fees paid indirectly	(15,869)

Net expenses	320,382

NET INVESTMENT INCOME	357,741

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	597,234
Foreign currency transactions	(1,782)

Net realized gain	595,452

Change in unrealized depreciation on:
Securities	(1,349,609)
Foreign currency translations	(6,580)

Net change in unrealized appreciation	(1,356,189)

NET REALIZED AND UNREALIZED LOSS	(760,737)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(402,996)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$357,741	$298,937
Net realized gain on investments and foreign currency transactions	595,452	6,390,396
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,356,189)	(4,186,418)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(402,996)	2,502,915

DIVIDENDS AND DISTRIBUTIONS:
Class IB
Dividends from net investment income	(438,864)	(608,571)
Distributions from net realized capital gains	—	(108,181)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(438,864)	(716,752)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 969,915 and 707,573 shares, respectively ]	4,468,546	3,147,749
Capital shares issued in reinvestment of dividends and distributions [ 94,787 and 168,191 shares, respectively ]	438,864	716,752
Capital shares repurchased [ (1,208,827) and (1,787,099) shares, respectively ]	(5,592,078)	(7,869,808)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(684,668)	(4,005,307)

TOTAL DECREASE IN NET ASSETS	(1,526,528)	(2,219,144)
NET ASSETS:
Beginning of period	53,425,864	55,645,008

End of period (a)	$51,899,336	$53,425,864

(a) Includes accumulated undistributed net investment income of	$66,659	$147,782

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $314,446,216)
(Securities on loan at market value $27,530,392)	$353,781,238
Receivable from Separate Accounts for Trust shares sold	1,573,237
Dividends, interest and other receivables	372,989
Other assets	1,260

Total assets	355,728,724

LIABILITIES
Overdraft payable	300
Collateral held for loaned securities	28,209,414
Investment management fees payable	223,469
Payable to Separate Accounts for Trust shares redeemed	182,898
Distribution fees payable - Class IB	67,380
Administrative fees payable	13,520
Trustees’ fees payable	4,197
Accrued expenses	45,229

Total liabilities	28,746,407

NET ASSETS	$326,982,317

Net assets were comprised of:
Paid in capital	$335,797,036
Accumulated net investment loss	(81,219)
Accumulated net realized loss	(48,068,522)
Unrealized appreciation on investments	39,335,022

Net assets	$326,982,317

Class IA
Net asset value, offering and redemption price per share, $511,511 / 80,387 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.36

Class IB
Net asset value, offering and redemption price per share, $326,470,806 / 51,595,136 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.33

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$1,477,576
Interest	197,634
Securities lending (net)	19,713

Total income	1,694,923

EXPENSES
Investment management fees	1,392,426
Distribution fees - Class IB	386,320
Administrative fees	54,200
Professional fees	22,571
Printing and mailing expenses	18,232
Custodian fees	13,044
Trustees’ fees	2,543
Miscellaneous	6,192

Gross expenses	1,895,528
Less: Waiver of investment management fees	(116,559)
Fees paid indirectly	(5,982)

Net expenses	1,772,987

NET INVESTMENT LOSS	(78,064)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	10,779,142
Net change in unrealized appreciation on securities	(12,463,320)

NET REALIZED AND UNREALIZED LOSS	(1,684,178)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,762,242)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(78,064)	$730,380
Net realized gain on investments and foreign currency transactions	10,779,142	9,881,488
Net change in unrealized appreciation (depreciation) on investments	(12,463,320)	22,617,554

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,762,242)	33,229,422

DIVIDENDS:
Dividends from net investment income
Class IA	(9)	(991)
Class IB	(5,645)	(725,167)

TOTAL DIVIDENDS	(5,654)	(726,158)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 54,076 and 7,206 shares, respectively ]	337,261	42,237
Capital shares issued in reinvestment of dividends [ 1 and 157 shares, respectively ]	9	991
Capital shares repurchased [ (5,870) and (1,814) shares, respectively ]	(36,411)	(10,598)

Total Class IA transactions	300,859	32,630

Class IB
Capital shares sold [ 5,983,095 and 11,270,326 shares, respectively ]	37,416,997	65,909,642
Capital shares issued in reinvestment of dividends [ 881 and 115,761 shares, respectively ]	5,645	725,167
Capital shares repurchased [ (3,439,136) and (8,090,289) shares, respectively ]	(21,416,277)	(47,209,849)

Total Class IB transactions	16,006,365	19,424,960

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	16,307,224	19,457,590

TOTAL INCREASE IN NET ASSETS	14,539,328	51,960,854
NET ASSETS:
Beginning of period	312,442,989	260,482,135

End of period (a)	$326,982,317	$312,442,989

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(81,219)	$2,499

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $1,963,055,961)
(Securities on loan at market value $217,284,643)	$1,977,991,101
Cash	121,321
Foreign cash (Cost $719,814)	720,763
Receivable for forward commitments	420,875,965
Receivable for securities sold	11,440,463
Dividends, interest and other receivables	8,290,111
Unrealized appreciation of forward foreign currency contracts	1,169,382
Receivable from Separate Accounts for Trust shares sold	906,011
Other assets	41,935

Total assets	2,421,557,052

LIABILITIES
Payable for forward commitments	940,148,552
Collateral held for loaned securities	121,184,140
Payable for securities purchased	23,933,779
Payable to Separate Accounts for Trust shares redeemed	647,641
Investment management fees payable	478,587
Variation margin payable on futures contracts	403,179
Distribution fees payable - Class IB	270,835
Administrative fees payable	55,453
Trustees’ fees payable	18,880
Accrued expenses	100,856

Total liabilities	1,087,241,902

NET ASSETS	$1,334,315,150

Net assets were comprised of:
Paid in capital	$1,299,454,894
Accumulated undistributed net investment income	20,001,767
Accumulated net realized loss	(534,284)
Unrealized appreciation on investments	15,392,773

Net assets	$1,334,315,150

Class IA
Net asset value, offering and redemption price per share, $8,194,051 / 719,214 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.39

Class IB
Net asset value, offering and redemption price per share, $1,326,121,099 / 116,445,899 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.39

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest (net of $15,002 foreign withholding tax)	$25,184,835
Dividends	19,294
Securities lending (net)	123,617

Total income	25,327,746

EXPENSES
Investment management fees	2,776,101
Distribution fees - Class IB	1,569,740
Administrative fees	178,110
Printing and mailing expenses	74,678
Custodian fees	36,274
Professional fees	28,994
Trustees’ fees	10,321
Miscellaneous	11,659

Total expenses	4,685,877

NET INVESTMENT INCOME	20,641,869

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	7,196,353
Options written	(202,770)
Futures	(3,299,548)
Foreign currency transactions	759,821

Net realized gain	4,453,856

Change in unrealized appreciation (depreciation) on:
Securities	3,963,671
Futures	(409,477)
Foreign currency translations	1,095,868

Net change in unrealized appreciation	4,650,062

NET REALIZED AND UNREALIZED GAIN	9,103,918

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,745,787

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$20,641,869	$30,454,287
Net realized gain on investments and foreign currency transactions	4,453,856	17,742,241
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	4,650,062	(3,019,958)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	29,745,787	45,176,570

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(1,767)	(158,873)
Class IB	(290,585)	(30,232,019)

	(292,352)	(30,390,892)

Distributions from net realized capital gains
Class IA	(11,311)	(92,968)
Class IB	(1,859,744)	(20,281,407)

	(1,871,055)	(20,374,375)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,163,407)	(50,765,267)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 220,047 and 335,274 shares, respectively ]	2,471,062	3,814,618
Capital shares issued in reinvestment of dividends and distributions [ 1,150 and 22,656 shares, respectively ]	13,078	251,841
Capital shares repurchased [ (14,967) and (34,753) shares, respectively ]	(167,527)	(388,975)

Total Class IA transactions	2,316,613	3,677,484

Class IB
Capital shares sold [ 15,228,545 and 21,429,990 shares, respectively ]	170,937,675	243,478,348
Capital shares issued in reinvestment of dividends and distributions [ 189,077 and 4,540,988 shares, respectively ]	2,150,329	50,513,426
Capital shares repurchased [ (7,330,654) and (14,343,028) shares, respectively ]	(82,462,762)	(162,370,272)

Total Class IB transactions	90,625,242	131,621,502

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	92,941,855	135,298,986

TOTAL INCREASE IN NET ASSETS	120,524,235	129,710,289
NET ASSETS:
Beginning of period	1,213,790,915	1,084,080,626

End of period (a)	$1,334,315,150	$1,213,790,915

(a) Includes accumulated undistributed (overdistributed) net investment income of	$20,001,767	$(347,750)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JP MORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $623,966,940)
(Securities on loan at market value $36,877,797)	$648,830,539
Cash	29,292
Receivable for securities sold	8,902,722
Dividends, interest and other receivables	1,016,845
Receivable from Separate Accounts for Trust shares sold	54,071
Other assets	4,601

Total assets	658,838,070

LIABILITIES
Collateral held for loaned securities	37,607,537
Payable for securities purchased	4,280,077
Payable to Separate Accounts for Trust shares redeemed	344,063
Investment management fees payable	306,109
Distribution fees payable - Class IB	127,466
Administrative fees payable	30,313
Trustees’ fees payable	26,561
Accrued expenses	60,646

Total liabilities	42,782,772

NET ASSETS	$616,055,298

Net assets were comprised of:
Paid in capital	$605,009,424
Accumulated undistributed net investment income	4,046,541
Accumulated net realized loss	(17,864,266)
Unrealized appreciation on investments	24,863,599

Net assets	$616,055,298

Class IA
Net asset value, offering and redemption price per share, $386,179 / 31,471 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.27

Class IB
Net asset value, offering and redemption price per share, $615,669,119 / 50,135,832 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.28

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3 foreign withholding tax)	$6,713,093
Interest	164,830
Securities lending (net)	11,510

Total income	6,889,433

EXPENSES
Investment management fees	1,857,001
Distribution fees - Class IB	773,394
Administrative fees	95,359
Recoupment fees	38,703
Printing and mailing expenses	36,845
Custodian fees	31,364
Professional fees	24,424
Trustees’ fees	5,165
Miscellaneous	16,797

Gross expenses	2,879,052
Less: Fees paid indirectly	(11,886)

Net expenses	2,867,166

NET INVESTMENT INCOME	4,022,267

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	20,623,132
Net change in unrealized appreciation on securities	(26,056,619)

NET REALIZED AND UNREALIZED LOSS	(5,433,487)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,411,220)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,022,267	$8,942,049
Net realized gain on investments	20,623,132	65,735,249
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(26,056,619)	(11,247,362)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,411,220)	63,429,936

DIVIDENDS:
Dividends from net investment income
Class IA	(668)	(1,881)
Class IB	(1,069,282)	(7,911,806)

TOTAL DIVIDENDS	(1,069,950)	(7,913,687)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 21,133 and 796 shares, respectively ]	259,070	9,262
Capital shares issued in reinvestment of dividends [ 54 and 156 shares, respectively ]	668	1,881
Capital shares repurchased [ (176) and (107) shares, respectively ]	(2,173)	(1,238)

Total Class IA transactions	257,565	9,905

Class IB
Capital shares sold [ 2,069,709 and 5,325,646 shares, respectively ]	25,193,812	62,023,474
Capital shares issued in reinvestment of dividends [ 86,757 and 652,835 shares, respectively ]	1,069,282	7,911,806
Capital shares repurchased [ (4,195,101) and (8,330,045) shares, respectively ]	(51,105,436)	(96,223,845)

Total Class IB transactions	(24,842,342)	(26,288,565)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(24,584,777)	(26,278,660)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,065,947)	29,237,589
NET ASSETS:
Beginning of period	643,121,245	613,883,656

End of period (a)	$616,055,298	$643,121,245

(a) Includes accumulated undistributed net investment income of	$4,046,541	$1,094,224

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $1,445,437,956) (Securities on loan at market value $117,737,948)	$1,589,123,571
Receivable for securities sold	12,793,925
Receivable from Separate Accounts for Trust shares sold	1,558,558
Dividends, interest and other receivables	1,236,569
Other assets	14,127

Total assets	1,604,726,750

LIABILITIES
Overdraft payable	1,425
Collateral held for loaned securities	118,876,193
Payable for securities purchased	44,465,666
Investment management fees payable	841,809
Payable to Separate Accounts for Trust shares redeemed	352,599
Distribution fees payable - Class IB	222,334
Administrative fees payable	36,014
Trustees’ fees payable	13,282
Accrued expenses	76,585

Total liabilities	164,885,907

NET ASSETS	$1,439,840,843

Net assets were comprised of:
Paid in capital	$1,260,657,771
Accumulated undistributed net investment income	3,867,337
Accumulated undistributed net realized gain	31,630,120
Unrealized appreciation on investments	143,685,615

Net assets	$1,439,840,843

Class IA
Net asset value, offering and redemption price per share, $341,069,771 / 24,760,635 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.77

Class IB
Net asset value, offering and redemption price per share, $1,098,771,072 / 79,815,315 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.77

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $475 foreign withholding tax)	$7,236,285
Interest	664,169
Securities lending (net)	261,984

Total income	8,162,438

EXPENSES
Investment management fees	4,880,448
Distribution fees - Class IB	1,292,698
Administrative fees	185,042
Printing and mailing expenses	78,164
Custodian fees	29,708
Professional fees	28,595
Trustees’ fees	10,906
Miscellaneous	10,796

Gross expenses	6,516,357
Less: Fees paid indirectly	(731,239)

Net expenses	5,785,118

NET INVESTMENT INCOME	2,377,320

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	34,797,828
Net change in unrealized appreciation on securities	(29,394,586)

NET REALIZED AND UNREALIZED GAIN	5,403,242

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,780,562

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,377,320	$3,778,646
Net realized gain on investments and foreign currency transactions	34,797,828	140,104,743
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(29,394,586)	35,595,640

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	7,780,562	179,479,029

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(125,129)	(903,347)
Class IB	(443,542)	(812,551)

	(568,671)	(1,715,898)

Distributions from net realized capital gains
Class IA	(6,462,820)	(26,347,738)
Class IB	(22,908,538)	(98,740,625)

	(29,371,358)	(125,088,363)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(29,940,029)	(126,804,261)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 4,373,597 and 4,851,515 shares, respectively ]	59,383,805	67,077,311
Capital shares issued in reinvestment of dividends and distributions [ 483,499 and 1,981,455 shares, respectively ]	6,587,949	27,251,085
Capital shares repurchased [ (181,443) and (119,088) shares, respectively ]	(2,540,298)	(1,653,925)

Total Class IA transactions	63,431,456	92,674,471

Class IB
Capital shares sold [ 9,384,369 and 21,367,990 shares, respectively ]	127,508,601	295,791,520
Capital shares issued in reinvestment of dividends and distributions [1,714,789 and 7,234,868 shares, respectively]	23,352,080	99,553,176
Capital shares repurchased [ (5,631,913) and (6,103,424) shares, respectively ]	(76,530,365)	(83,719,014)

Total Class IB transactions	74,330,316	311,625,682

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	137,761,772	404,300,153

TOTAL INCREASE IN NET ASSETS	115,602,305	456,974,921
NET ASSETS:
Beginning of period	1,324,238,538	867,263,617

End of period (a)	$1,439,840,843	$1,324,238,538

(a) Includes accumulated undistributed net investment income of	$3,867,337	$2,058,688

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $153,793,384)	$161,849,887
Cash	4,225,687
Receivable from Separate Accounts for Trust shares sold	3,209,794
Dividends, interest and other receivables	2,110,793
Other assets	3,279

Total assets	171,399,440

LIABILITIES
Payable for securities purchased	10,751,476
Payable to Separate Accounts for Trust shares redeemed	338,347
Investment management fees payable	49,536
Administrative fees payable	4,426
Recoupment fees payable	3,982
Trustees’ fees payable	943
Distribution fees payable - Class IB	407
Accrued expenses	23,074

Total liabilities	11,172,191

NET ASSETS	$160,227,249

Net assets were comprised of:
Paid in capital	$146,459,284
Accumulated undistributed net investment income	2,356,962
Accumulated undistributed net realized gain	3,354,500
Unrealized appreciation on investments	8,056,503

Net assets	$160,227,249

Class IA
Net asset value, offering and redemption price per share, $155,103,808 / 10,875,251 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.26

Class IB
Net asset value, offering and redemption price per share, $5,123,441 / 359,513 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.25

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$2,697,240
Dividends	6,989

Total income	2,704,229

EXPENSES
Investment management fees	253,482
Administrative fees	28,225
Professional fees	20,826
Custodian fees	15,588
Printing and mailing expenses	7,066
Recoupment fees	3,969
Trustees’ fees	816
Distribution fees - Class IB	448
Miscellaneous	16,738

Total expenses	347,158

NET INVESTMENT INCOME	2,357,071

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	3,463,012
Net change in unrealized appreciation on securities	217,274

NET REALIZED AND UNREALIZED GAIN	3,680,286

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,037,357

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,357,071	$4,840,041
Net realized gain on investments	3,463,012	1,163,022
Net change in unrealized appreciation on investments	217,274	1,773,431

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,037,357	7,776,494

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(10,349,349)

Distributions from net realized capital gains
Class IA	(257,246)	(2,900,811)
Class IB	(5,387)	—

	(262,633)	(2,900,811)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(262,633)	(13,250,160)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 4,120,464 and 542,182 shares, respectively ]	58,097,810	7,833,045
Capital shares issued in reinvestment of dividends and distributions [ 18,105 and 969,120
shares, respectively ]	257,246	13,250,160
Capital shares repurchased [ (691,936) and (1,619,702) shares, respectively ]	(9,551,314)	(23,373,832)

Total Class IA transactions	48,803,742	(2,290,627)

Class IB*
Capital shares sold [ 437,310 and 0 shares, respectively ]	6,190,023	—
Capital shares issued in reinvestment of dividends and distributions [ 379 and 0 shares, respectively ]	5,387	—
Capital shares repurchased [ (78,176) and 0 shares, respectively ]	(1,107,334)	—

Total Class IB transactions	5,088,076	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS	53,891,818	(2,290,627)

TOTAL INCREASE (DECREASE) IN NET ASSETS	59,666,542	(7,764,293)
NET ASSETS:
Beginning of period	100,560,707	108,325,000

End of period (a)	$160,227,249	$100,560,707

(a) Includes accumulated undistributed (overdistributed) net investment income of	$2,356,962	$(109)

*	Class IB commenced operations on April 29, 2005.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $8,717,957)	$8,696,342
Receivable from Separate Accounts for Trust shares sold	305,936
Receivable for securities sold	31,199
Dividends, interest and other receivables	9,234
Receivable from investment manager	5,261
Other assets	4

Total assets	9,047,976

LIABILITIES
Overdraft payable	7,018
Payable for securities purchased	671,904
Administrative fees payable	2,627
Distribution fees payable - Class IB	1,214
Payable to Separate Accounts for Trust shares redeemed	7
Trustees’ fees payable	3
Accrued expenses	12,360

Total liabilities	695,133

NET ASSETS	$8,352,843

Net assets were comprised of:
Paid in capital	$8,354,586
Accumulated undistributed net investment income	9,754
Accumulated undistributed net realized gain	10,118
Unrealized depreciation on investments	(21,615)

Net assets	$8,352,843

Class IA
Net asset value, offering and redemption price per share, $101,260 / 10,000 shares outstanding (unlimited amount authorized: $0 001 par value)	$10.13

Class IB
Net asset value, offering and redemption price per share, $8,251,583 / 815,221 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.12

STATEMENT OF OPERATIONS For the Period Ended June 30, 2005* (Unaudited)

INVESTMENT INCOME
Dividends (net of $42 foreign withholding tax)	$14,590
Interest	2,858

Total income	17,448

EXPENSES
Professional fees	9,829
Administrative fees	5,242
Investment management fees	5,028
Distribution fees - Class IB	1,892
Custodian fees	1,473
Printing and mailing expenses	76
Trustees’ fees	6
Miscellaneous	1,228

Gross expenses	24,774
Less: Waiver of investment management fees	(5,028)
Reimbursement from investment manager	(12,052)

Net expenses	7,694

NET INVESTMENT INCOME	9,754

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	10,118
Net change in unrealized depreciation on securities:	(21,615)

NET REALIZED AND UNREALIZED LOSS	(11,497)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,743)

STATEMENT OF CHANGES IN NET ASSETS

April 29, 2005* to June 30, 2005 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,754
Net realized gain on investments	10,118
Net change in unrealized depreciation	(21,615)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(1,743)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 535,169 shares ]	5,455,857
Capital shares repurchased [ (9,948) shares ]	(101,271)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,354,586

TOTAL INCREASE IN NET ASSETS	5,352,843
NET ASSETS:
Beginning of period	3,000,000

End of period (a)	$8,352,843

(a) Includes accumulated undistributed net investment income of	$9,754

*	The Fund commenced operations on April 29, 2005

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $8,849,316)	$8,847,384
Receivable for securities sold	72,602
Receivable from Separate Accounts for Trust shares sold	70,563
Dividends, interest and other receivables	8,528
Receivable from investment manager	5,438
Other assets	3

Total assets	9,004,518

LIABILITIES
Payable for securities purchased	1,085,564
Administrative fees payable	2,620
Distribution fees payable - Class IB	1,153
Payable to Separate Accounts for Trust shares redeemed	9
Trustees’ fees payable	3
Accrued expenses	12,472

Total liabilities	1,101,821

NET ASSETS	$7,902,697

Net assets were comprised of:
Paid in capital	$7,896,136
Accumulated net undistributed investment income	8,743
Accumulated net undistributed realized loss	(250)
Unrealized depreciation on investments	(1,932)

Net assets	$7,902,697

Class IA
Net asset value, offering and redemption price per share, $101,676 / 10,000 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.17

Class IB
Net asset value, offering and redemption price per share, $7,801,021 / 767,546 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.16

STATEMENT OF OPERATIONS For the Period Ended June 30, 2005* (Unaudited)
INVESTMENT INCOME
Dividends (net of $33 foreign withholding tax)	$13,591
Interest	2,605

Total income	16,196

EXPENSES
Professional fees	9,828
Administrative fees	5,237
Investment management fees	4,871
Distribution fees - Class IB	1,832
Custodian fees	1,473
Printing and mailing expenses	75
Trustees’ fees	5
Miscellaneous	1,228

Gross expenses	24,549
Less: Waiver of investment management fees	(4,871)
Reimbursement from investment manager	(12,225)

Net expenses	7,453

NET INVESTMENT INCOME	8,743

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(250)
Net change in unrealized depreciation on securities	(1,932)

NET REALIZED AND UNREALIZED LOSS	(2,182)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,561

STATEMENT OF CHANGES IN NET ASSETS

April 29, 2005* to June 30, 2005 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,743
Net realized loss on investments	(250)
Net change in unrealized depreciation on investments	(1,932)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,561

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 482,368 shares ]	4,946,184
Capital shares repurchased [ (4,822) shares ]	(50,048)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,896,136

TOTAL INCREASE IN NET ASSETS	4,902,697
NET ASSETS:
Beginning of period	3,000,000

End of period (a)	$7,902,697

(a) Includes accumulated undistributed net investment income of	$8,743

* The Fund commenced operations on April 29, 2005

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $27,130,488)	$27,592,736
Receivable from Separate Accounts for Trust shares sold	415,806
Dividends, interest and other receivables	24,302
Other assets	4

Total assets	28,032,848

LIABILITIES
Payable for securities purchased	2,871,853
Payable to Separate Accounts for Trust shares redeemed	50,113
Distribution fees payable - Class IB	3,537
Administrative fees payable	2,853
Investment management fees payable	2,195
Trustees’ fees payable	3
Accrued expenses	12,439

Total liabilities	2,942,993

NET ASSETS	$25,089,855

Net assets were comprised of:
Paid in capital	$24,598,016
Accumulated undistributed net investment income	21,470
Accumulated undistributed net realized gain	8,121
Unrealized appreciation on investments	462,248

Net assets	$25,089,855

Class IA
Net asset value, offering and redemption price per share, $107,169 / 10,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.72

Class IB
Net asset value, offering and redemption price per share, $24,982,686 / 2,332,083 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.71

STATEMENT OF OPERATIONS
For the Period Ended June 30, 2005* (Unaudited)

INVESTMENT INCOME
Dividends	$31,034
Interest	9,671

Total income	40,705

EXPENSES
Investment management fees	12,845
Professional fees	9,829
Administrative fees	5,501
Distribution fees - Class IB	4,545
Custodian fees	1,473
Printing and mailing expenses	79
Trustees’ fees	10
Miscellaneous	1,228

Gross expenses	35,510
Less: Waiver of investment management fees	(12,845)
Reimbursement from investment manager	(3,430)

Net expenses	19,235

NET INVESTMENT INCOME	21,470

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	8,121
Net change in unrealized appreciation on securities	462,248

NET REALIZED AND UNREALIZED GAIN	470,369

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$491,839

STATEMENT OF CHANGES IN NET ASSETS

April 29, 2005* to June 30, 2005 (Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$21,470
Net realized gain on investments	8,121
Net change in unrealized appreciation	462,248

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	491,839

Class IB
Capital shares sold [ 2,058,949 shares ]	21,779,165
Capital shares repurchased [ (16,866) shares]	(181,149)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	21,598,016

TOTAL INCREASE IN NET ASSETS	22,089,855
NET ASSETS:
Beginning of period	3,000,000

End of period (a)	$25,089,855

(a) Includes accumulated undistributed net investment income of	$21,470

* The Portfolio commenced operations on April 29, 2005

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $1,916,943,953) (Securities on loan at market value $90,097,928)	$2,206,481,065
Foreign cash (Cost $1,510)	1,490
Receivable from Separate Accounts for Trust shares sold	2,633,433
Dividends, interest and other receivables	2,416,970
Other assets	21,953

Total assets	2,211,554,911

LIABILITIES
Collateral held for loaned securities	93,357,647
Payable for securities purchased	11,829,295
Investment management fees payable	1,451,865
Payable to Separate Accounts for Trust shares redeemed	549,631
Distribution fees payable - Class IB	280,623
Administrative fees payable	55,109
Trustees’ fees payable	15,452
Accrued expenses	154,818

Total liabilities	107,694,440

NET ASSETS	$2,103,860,471

Net assets were comprised of:
Paid in capital	$1,804,815,473
Accumulated undistributed net investment income	1,961,123
Accumulated undistributed net realized gain	7,546,773
Unrealized appreciation on investments	289,537,102

Net assets	$2,103,860,471

Class IA
Net asset value, offering and redemption price per share, $736,865,593 / 51,328,448 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.36

Class IB
Net asset value, offering and redemption price per share, $1,366,994,878 / 95,870,817 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.26

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$10,529,458
Interest	1,269,646
Securities lending (net)	93,216

Total income	11,892,320

EXPENSES
Investment management fees	8,301,462
Distribution fees - Class IB	1,589,522
Administrative fees	259,373
Printing and mailing expenses	111,025
Custodian fees	54,972
Professional fees	31,799
Trustees’ fees	15,315
Miscellaneous	13,619

Gross expenses	10,377,087
Less: Waiver of investment management fees	(261,364)
Fees paid indirectly	(192,824)

Net expenses	9,922,899

NET INVESTMENT INCOME	1,969,421

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	8,136,253
Foreign currency transactions	(5,593)

Net realized gain	8,130,660

Change in unrealized depreciation on:
Securities	(27,045,771)
Foreign currency translations	(456)

Net change in unrealized appreciation	(27,046,227)

NET REALIZED AND UNREALIZED LOSS	(18,915,567)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,946,146)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,969,421	$(1,440,189)
Net realized gain on investments and foreign currency transactions	8,130,660	26,927,551
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(27,046,227)	149,623,957

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,946,146)	175,111,319

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	(7,607,894)	—
Class IB	(14,444,656)	—

TOTAL DISTRIBUTIONS	(22,052,550)	—

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 11,423,243 and 14,127,478 shares, respectively ]	163,019,251	187,038,150
Capital shares issued in reinvestment of distributions [ 529,860 and 0 shares, respectively ]	7,607,894	—
Capital shares repurchased [ (122,647) and (186,132) shares, respectively ]	(1,751,730)	(2,469,344)

Total Class IA transactions	168,875,415	184,568,806

Class IB
Capital shares sold [ 12,495,061 and 25,528,114 shares, respectively ]	176,909,887	337,345,198
Capital shares issued in reinvestment of distributions [ 1,012,821 and 0 shares, respectively ]	14,444,656	—
Capital shares repurchased [ (3,853,763) and (7,763,939) shares, respectively ]	(54,435,671)	(101,920,428)

Total Class IB transactions	136,918,872	235,424,770

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	305,794,287	419,993,576

TOTAL INCREASE IN NET ASSETS	266,795,591	595,104,895
NET ASSETS:
Beginning of period	1,837,064,880	1,241,959,985

End of period (a)	$2,103,860,471	$1,837,064,880

(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,961,123	$(8,298)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $2,192,124,767)
(Securities on loan at market value $154,714,296)	$2,298,558,682
Receivable for securities sold	17,446,997
Dividends, interest and other receivables	2,558,685
Receivable from Separate Accounts for Trust shares sold	787,298
Other assets	24,491

Total assets	2,319,376,153

LIABILITIES
Overdraft payable	5,768,455
Collateral held for loaned securities	154,714,296
Investment management fees payable	1,034,661
Payable to Separate Accounts for Trust shares redeemed	682,793
Distribution fees payable - Class IB	295,050
Administrative fees payable	62,128
Trustees’ fees payable	21,837
Accrued expenses	105,159

Total liabilities	162,684,379

NET ASSETS	$2,156,691,774

Net assets were comprised of:
Paid in capital	$1,974,179,353
Accumulated undistributed net investment income	11,346,317
Accumulated undistributed net realized gain	64,732,189
Unrealized appreciation on investments	106,433,915

Net assets	$2,156,691,774

Class IA
Net asset value, offering and redemption price per share, $737,999,641 / 49,440,594 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.93

Class IB
Net asset value, offering and redemption price per share, $1,418,692,133 / 94,991,793 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.93

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$18,851,844
Interest	1,198,756
Securities lending (net)	119,465

Total income	20,170,065

EXPENSES
Investment management fees	6,042,728
Distribution fees - Class IB	1,773,668
Administrative fees	284,927
Printing and mailing expenses	124,603
Professional fees	33,291
Custodian fees	14,042
Trustees’ fees	17,343
Miscellaneous	14,477

Gross expenses	8,305,079
Less: Fees paid indirectly	(170,148)

Net expenses	8,134,931

NET INVESTMENT INCOME	12,035,134

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	78,956,209
Net change in unrealized appreciation on securities	(155,102,983)

NET REALIZED AND UNREALIZED LOSS	(76,146,774)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(64,111,640)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,035,134	$16,263,593
Net realized gain on investments	78,956,209	109,655,837
Net change in unrealized appreciation (depreciation) on investments	(155,102,983)	63,838,560

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(64,111,640)	189,757,990

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(286,009)	(5,997,333)
Class IB	(528,596)	(10,482,292)

	(814,605)	(16,479,625)

Distributions from net realized capital gains
Class IA	(4,693,608)	(25,156,567)
Class IB	(8,674,645)	(58,912,785)

	(13,368,253)	(84,069,352)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(14,182,858)	(100,548,977)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [10,281,653 and 15,013,491 shares, respectively]	155,360,946	227,350,421
Capital shares issued in reinvestment of dividends and distributions [328,802 and 2,049,570 shares, respectively]	4,979,617	31,153,900
Capital shares repurchased [(2,279,418) and (124,396) shares, respectively]	(34,199,293)	(1,883,973)

Total Class IA transactions	126,141,270	256,620,348

Class IB
Capital shares sold [ 6,762,264 and 20,213,042 shares, respectively ]	102,511,113	305,804,577
Capital shares issued in reinvestment of dividends and distributions [ 607,335 and 4,556,938 shares, respectively ]	9,203,241	69,395,077
Capital shares repurchased [ (6,533,770) and (7,821,924) shares, respectively ]	(98,901,323)	(118,447,948)

Total Class IB transactions	12,813,031	256,751,706

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	138,954,301	513,372,054

TOTAL INCREASE IN NET ASSETS	60,659,803	602,581,067
NET ASSETS:
Beginning of period	2,096,031,971	1,493,450,904

End of period (a)	$2,156,691,774	$2,096,031,971

(a) Includes accumulated undistributed net investment income of	$11,346,317	$125,788

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $1,188,667,446)
(Securities on loan at market value $206,175,835)	$1,247,172,649
Cash	33,976,547
Receivable for securities sold	56,356,643
Dividends, interest and other receivables	2,654,957
Receivable from Separate Accounts for Trust shares sold	1,422,480
Other assets	9,080

Total assets	1,341,592,356

LIABILITIES
Overdraft payable of foreign cash (Cost $37)	56
Collateral held for loaned securities	216,388,363
Payable for securities purchased	81,856,308
Payable to Separate Accounts for Trust shares redeemed	1,354,875
Investment management fees payable	777,714
Distribution fees payable - Class IB	200,014
Administrative fees payable	36,865
Trustees’ fees payable	27,369
Accrued expenses	76,077

Total liabilities	300,717,641

NET ASSETS	$1,040,874,715

Net assets were comprised of:
Paid in capital	$1,005,596,717
Accumulated undistributed net investment income	8,721,660
Accumulated net realized loss	(32,040,626)
Unrealized appreciation on investments	58,596,964

Net assets	$1,040,874,715

Class IA
Net asset value, offering and redemption price per share, $50,923,040 / 3,963,856 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.85

Class IB
Net asset value, offering and redemption price per share, $989,951,675 / 77,150,039 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.83

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,446,430 foreign withholding tax)	$20,761,934
Interest	89,138
Securities lending (net)	598,892

Total income	21,449,964

EXPENSES
Investment management fees	4,005,292
Distribution fees - Class IB	1,167,831
Custodian fees	252,762
Recoupment fees	218,248
Administrative fees	136,021
Printing and mailing expenses	55,882
Professional fees	27,059
Trustees’ fees	7,689
Miscellaneous	8,468

Total expenses	5,879,252

NET INVESTMENT INCOME	15,570,712

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	53,865,820
Foreign currency transactions	(48,354)

Net realized gain	53,817,466

Change in unrealized depreciation on:
Securities	(80,405,456)
Foreign currency translations	(97,403)

Net change in unrealized appreciation	(80,502,859)

NET REALIZED AND UNREALIZED LOSS	(26,685,393)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,114,681)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$15,570,712	$9,005,014
Net realized gain on investments and foreign currency transactions	53,817,466	53,387,666
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(80,502,859)	90,736,860

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,114,681)	153,129,540

DIVIDENDS:
Dividends from net investment income
Class IA	(50,997)	(87,269)
Class IB	(2,823,228)	(12,191,992)

TOTAL DIVIDENDS	(2,874,225)	(12,279,261)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [3,538,119 and 234,847 shares, respectively ]	45,193,710	2,702,569
Capital shares issued in reinvestment of dividends [3,985 and 6,965 shares, respectively]	50,997	87,269
Capital shares repurchased [(8,045) and (11,098) shares, respectively]	(104,541)	(126,908)

Total Class IA transactions	45,140,166	2,662,930

Class IB
Capital shares sold [14,296,538 and 16,143,259 shares, respectively]	184,888,851	187,311,762
Capital shares issued in reinvestment of dividends [220,861 and 973,281 shares, respectively]	2,823,228	12,191,992
Capital shares repurchased [(6,040,701) and (10,596,745) shares, respectively]	(78,116,841)	(120,298,003)

Total Class IB transactions	109,595,238	79,205,751

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	154,735,404	81,868,681

TOTAL INCREASE IN NET ASSETS	140,746,498	222,718,960
NET ASSETS:
Beginning of period	900,128,217	677,409,257

End of period (a)	$1,040,874,715	$900,128,217

(a) Includes accumulated undistributed (overdistributed) net investment income of	$8,721,660	$(3,974,827)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $13,948,122)	$14,285,292
Foreign cash (Cost $20,046)	20,112
Receivable from Separate Accounts for Trust shares sold	151,385
Dividends, interest and other receivables	13,319

Total assets	14,470,108

LIABILITIES
Payable for securities purchased	1,055,980
Payable to Separate Accounts for Trust shares redeemed	11,523
Investment management fees payable	4,233
Administrative fees payable	2,638
Distribution fees payable - Class IB	2,443
Trustees’ fees payable	27
Accrued expenses	36,616

Total liabilities	1,113,460

NET ASSETS	$13,356,648

Net assets were comprised of:
Paid in capital	$12,835,285
Accumulated net investment loss	(865)
Accumulated undistributed net realized gain	184,992
Unrealized appreciation on investments	337,236

Net assets	$13,356,648

Class IB
Net asset value, offering and redemption price per share, $13,356,648 / 1,158,121 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.53

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $169 foreign withholding tax)	$42,852
Interest	15,185

Total income	58,037

EXPENSES
Investment management fees	40,386
Professional fees	19,517
Administrative fees	16,042
Distribution fees - Class IB	11,219
Custodian fees	7,970
Printing and mailing expenses	498
Trustees’ fees	69
Miscellaneous	1,492

Gross expenses	97,193
Less: Waiver of investment management fees	(32,209)
Fees paid indirectly	(6,346)

Net expenses	58,638

NET INVESTMENT LOSS	(601)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	187,456
Foreign currency transactions	(2,599)

Net realized gain	184,857

Change in unrealized appreciation (depreciation) on:
Securities	(5,279)
Foreign currency translations	187

Net change in unrealized appreciation	(5,092)

NET REALIZED AND UNREALIZED GAIN	179,765

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$179,164

STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(601)	$6,034
Net realized gain on investments and foreign currency transactions	184,857	151,492
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(5,092)	243,374

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	179,164	400,900

DIVIDENDS AND DISTRIBUTIONS:
Class IB
Dividends from net investment income	—	(5,265)
Distributions from net realized capital gains	(25,728)	(164,857)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(25,728)	(170,122)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [474,140 and 557,765 shares, respectively]	5,425,227	6,165,425
Capital shares issued in reinvestment of dividends and distributions [2,233 and 15,215 shares, respectively]	25,728	170,122
Capital shares repurchased [(28,778) and (163,958) shares, respectively]	(327,739)	(1,811,100)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,123,216	4,524,447

TOTAL INCREASE IN NET ASSETS	5,276,652	4,755,225
NET ASSETS:
Beginning of period	8,079,996	3,324,771

End of period (a)	$13,356,648	$8,079,996

(a) Includes accumulated net investment loss of	$(865)	$(264)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $903,254,017) (Securities on loan at market value $121,232,031)	$997,297,693
Foreign cash (Cost $115,316)	115,316
Receivable for securities sold	14,358,106
Dividends, interest and other receivables	236,452
Receivable from Separate Accounts for Trust shares sold	162,912
Other assets	8,664

Total assets	1,012,179,143

LIABILITIES
Overdraft payable	1,895
Collateral held for loaned securities	123,530,149
Payable for securities purchased	8,440,119
Payable to Separate Accounts for Trust shares redeemed	586,314
Investment management fees payable	469,943
Distribution fees payable - Class IB	180,237
Administrative fees payable	42,261
Trustees’ fees payable	38,519
Accrued expenses	74,362

Total liabilities	133,363,799

NET ASSETS	$878,815,344

Net assets were comprised of:
Paid in capital	$1,746,327,464
Accumulated net investment loss	(1,035,273)
Accumulated net realized loss	(960,520,423)
Unrealized appreciation on investments	94,043,576

Net assets	$878,815,344

Class IA
Net asset value, offering and redemption price per share, $2,526,002 / 192,493 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.12

Class IB
Net asset value, offering and redemption price per share, $876,289,342 / 68,003,170 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.89

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $69,476 foreign withholding tax)	$2,653,281
Interest	277,213
Securities lending (net)	121,436

Total income	3,051,930

EXPENSES
Investment management fees	2,863,375
Distribution fees - Class IB	1,098,605
Administrative fees	123,153
Printing and mailing expenses	52,874
Custodian fees	43,234
Professional fees	26,025
Trustees’ fees	7,527
Miscellaneous	8,853

Gross expenses	4,223,646
Less: Fees paid indirectly	(166,215)

Net expenses	4,057,431

NET INVESTMENT LOSS	(1,005,501)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on: Securities	43,607,563
Foreign currency transactions	782

Net realized gain	43,608,345

Change in unrealized depreciation on: Securities	(60,430,260)
Foreign currency translations	(5,016)

Net change in unrealized appreciation	(60,435,276)

NET REALIZED AND UNREALIZED LOSS	(16,826,931)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,832,432)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,005,501)	$(2,886,969)
Net realized gain on investments and foreign currency transactions	43,608,345	97,327,424
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(60,435,276)	18,345,610

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(17,832,432)	112,786,065

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [62,384 and 462,600 shares, respectively]	790,128	5,624,463
Capital shares repurchased [(19,071) and (2,685,495) shares, respectively]	(239,173)	(35,163,683)

Total Class IA transactions	550,955	(29,539,220)

Class IB
Capital shares sold [1,968,028 and 5,753,493 shares, respectively]	24,783,185	68,971,200
Capital shares repurchased [(7,115,115) and (13,029,454) shares, respectively]	(89,353,725)	(155,466,193)

Total Class IB transactions	(64,570,540)	(86,494,993)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(64,019,585)	(116,034,213)

TOTAL DECREASE IN NET ASSETS	(81,852,017)	(3,248,148)
NET ASSETS:
Beginning of period	960,667,361	963,915,509

End of period (a)	$878,815,344	$960,667,361

(a) Includes accumulated net investment loss of	$(1,035,273)	$(29,772)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $318,940,032) (Securities on loan at market value $20,594,055)	$349,220,336
Foreign cash (Cost $24,675)	24,675
Receivable for securities sold	1,630,517
Receivable from Separate Accounts for Trust shares sold	327,066
Dividends, interest and other receivables	239,391
Other assets	1,696

Total assets	351,443,681

LIABILITIES
Overdraft payable	844
Collateral held for loaned securities	21,082,757
Investment management fees payable	164,002
Payable to Separate Accounts for Trust shares redeemed	152,779
Distribution fees payable - Class IB	68,299
Recoupment fees payable	16,770
Administrative fees payable	14,641
Trustees’ fees payable	5,733
Accrued expenses	56,999

Total liabilities	21,562,824

NET ASSETS	$329,880,857

Net assets were comprised of:
Paid in capital	$340,039,390
Accumulated undistributed net investment income	937,761
Accumulated net realized loss	(41,376,816)
Unrealized appreciation on investments	30,280,522

Net assets	$329,880,857

Class IA
Net asset value, offering and redemption price per share, $168,267 / 17,850 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.43

Class IB
Net asset value, offering and redemption price per share, $329,712,590 / 34,986,564 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.42

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $25,196 foreign withholding tax)	$2,389,576
Interest	69,751
Securities lending (net)	15,277

Total income	2,474,604

EXPENSES
Investment management fees	989,784
Distribution fees - Class IB	412,229
Administrative fees	56,864
Recoupment fees	33,678
Custodian fees	22,817
Professional fees	22,707
Printing and mailing expenses	19,725
Trustees’ fees	2,759
Miscellaneous	6,054

Gross expenses	1,566,617
Less: Fees paid indirectly	(35,465)

Net expenses	1,531,152

NET INVESTMENT INCOME	943,452

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	15,361,009
Foreign currency transactions	(11,138)

Net realized gain	15,349,871

Change in unrealized depreciation on:
Securities	(18,005,173)
Foreign currency translations	(4,836)

Net change in unrealized appreciation	(18,010,009)

NET REALIZED AND UNREALIZED LOSS	(2,660,138)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,716,686)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$943,452	$1,890,762
Net realized gain on investments and foreign currency transactions	15,349,871	15,379,942
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(18,010,009)	17,800,614

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,716,686)	35,071,318

DIVIDENDS:
Dividends from net investment income
Class IA	(13)	(914)
Class IB	(24,509)	(1,858,247)

TOTAL DIVIDENDS	(24,522)	(1,859,161)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [5,694 and 769 shares, respectively]	53,681	6,633
Capital shares issued in reinvestment of dividends [1 and 98 shares, respectively]	13	914
Capital shares repurchased [(61) and (106) shares, respectively]	(573)	(918)

Total Class IA transactions	53,121	6,629

Class IB
Capital shares sold [1,953,764 and 5,294,568 shares, respectively]	18,275,803	45,886,225
Capital shares issued in reinvestment of dividends [2,585 and 198,909 shares, respectively]	24,509	1,858,247
Capital shares repurchased [(3,013,401) and (5,946,972) shares, respectively]	(28,193,135)	(51,589,896)

Total Class IB transactions	(9,892,823)	(3,845,424)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,839,702)	(3,838,795)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,580,910)	29,373,362
NET ASSETS:
Beginning of period	341,461,767	312,088,405

End of period (a)	$329,880,857	$341,461,767

(a) Includes accumulated undistributed net investment income of	$937,761	$18,831

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Amortized Cost $1,393,056,725)	$1,393,056,725
Cash	443,836
Dividends, interest and other receivables	731,964
Other assets	6,954

Total assets	1,394,239,479

LIABILITIES
Investment management fees payable	395,592
Distribution fees payable - Class IB	163,372
Printing and mailing fees payable	84,632
Administrative fees payable	84,175
Trustees’ fees payable	65,072
Accrued expenses	85,994

Total liabilities	878,837

NET ASSETS	$1,393,360,642

Net assets were comprised of:
Paid in capital	$1,377,804,695
Accumulated undistributed net investment income	15,653,677
Accumulated net realized loss	(97,730)

Net assets	$1,393,360,642

Class IA
Net asset value, offering and redemption price per share, $606,057,332 / 57,842,274 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.48

Class IB
Net asset value, offering and redemption price per share, $787,303,310 / 75,632,613 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.41

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	19,472,551

EXPENSES
Investment management fees	2,404,958
Distribution fees - Class IB	992,336
Administrative fees	201,043
Printing and mailing expenses	84,658
Professional fees	29,701
Trustees’ fees	12,286
Custodian fees	2,157
Miscellaneous	13,193

Total expenses	3,740,332

NET INVESTMENT INCOME	15,732,219

REALIZED GAIN
Net realized gain on investments	245

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,732,464

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$15,732,219	$13,425,428
Net realized gain on investments	245	184

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	15,732,464	13,425,612

DIVIDENDS:
Dividends from net investment income
Class IA	(41,956)	(6,697,706)
Class IB	(53,384)	(6,679,800)

TOTAL DIVIDENDS	(95,340)	(13,377,506)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [24,474,275 and 41,751,277 shares, respectively]	254,501,458	434,310,836
Capital shares issued in reinvestment of dividends [4,006 and 647,136 shares, respectively]	41,956	6,697,706
Capital shares repurchased [(24,443,587) and (52,683,487) shares, respectively]	(254,549,495)	(548,158,778)

Total Class IA transactions	(6,081)	(107,150,236)

Class IB
Capital shares sold [42,220,992 and 75,888,752 shares, respectively]	437,015,248	784,272,474
Capital shares issued in reinvestment of dividends [ 5,131 and 648,763 shares, respectively ]	53,384	6,679,800
Capital shares repurchased [(41,781,416) and (92,724,119) shares, respectively]	(432,682,098)	(958,599,192)

Total Class IB transactions	4,386,534	(167,646,918)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,380,453	(274,797,154)

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,017,577	(274,749,048)
NET ASSETS:
Beginning of period	1,373,343,065	1,648,092,113

End of period (a)	$1,393,360,642	$1,373,343,065

(a) Includes accumulated undistributed net investment income of	$15,653,677	$16,798

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $240,661,988)	$262,469,538
Receivable for securities sold	2,423,755
Dividends, interest and other receivables	183,848
Receivable from Separate Accounts for Trust shares sold	36,306
Other assets	3,173

Total assets	265,116,620

LIABILITIES
Payable for securities purchased	5,263,308
Payable to Separate Accounts for Trust shares redeemed	337,069
Investment management fees payable	169,380
Distribution fees payable - Class IB	51,751
Administrative fees payable	6,249
Trustees’ fees payable	1,055
Accrued expenses	72,502

Total liabilities	5,901,314

NET ASSETS	$259,215,306

Net assets were comprised of:
Paid in capital	$325,535,402
Accumulated undistributed net investment income	275,781
Accumulated net realized loss	(88,403,427)
Unrealized appreciation on investments	21,807,550

Net assets	$259,215,306

Class IA
Net asset value, offering and redemption price per share, $11,687,928 / 2,451,426 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.77

Class IB
Net asset value, offering and redemption price per share, $247,527,378 / 51,859,094 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.77

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$1,512,947
Interest	138,432

Total income	1,651,379

EXPENSES
Investment management fees	979,908
Distribution fees - Class IB	311,407
Administrative fees	49,217
Custodian fees	22,770
Professional fees	21,074
Printing and mailing expenses	15,448
Trustees’ fees	2,159
Miscellaneous	5,016

Gross expenses	1,406,999
Less: Fees paid indirectly	(31,672)

Net expenses	1,375,327

NET INVESTMENT INCOME	276,052

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	7,102,105
Net change in unrealized appreciation on securities	(9,426,536)

NET REALIZED AND UNREALIZED LOSS	(2,324,431)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,048,379)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$276,052	$284,685
Net realized gain on investments	7,102,105	12,338,717
Net change in unrealized appreciation (depreciation) on investments	(9,426,536)	(2,390,103)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,048,379)	10,233,299

DIVIDENDS:
Dividends from net investment income
Class IA	—	(358)
Class IB	—	(1,073,367)

TOTAL DIVIDENDS	—	(1,073,725)

CAPITAL SHARES TRANSACTIONS:
Class IA*
Capital shares sold [281,821 and 2,883,942 shares, respectively]	1,337,834	13,871,549
Capital shares issued in reinvestment of dividends [0 and 75 shares, respectively]	—	358
Capital shares repurchased [(714,412) and 0 shares, respectively]	(3,395,759)	—

Total Class IA transactions	(2,057,925)	13,871,907

Class IB
Capital shares sold [2,417,367 and 4,783,798 shares, respectively]	11,518,374	22,494,574
Capital shares issued in reinvestment of dividends [0 and 228,519 shares, respectively]	—	1,073,367
Capital shares repurchased [(4,382,792) and (8,400,598) shares, respectively]	(20,888,301)	(39,378,806)

Total Class IB transactions	(9,369,927)	(15,810,865)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,427,852)	(1,938,958)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,476,231)	7,220,616

NET ASSETS:
Beginning of period	272,691,537	265,470,921

End of period (a)	$259,215,306	$272,691,537

(a) Includes accumulated undistributed (overdistributed) net investment income of	$275,781	$(271)

* Class IA commenced operations on December 13, 2004.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONY DIVERSIFIED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $1,462,512)	$1,702,628
Receivable for securities sold	6,153
Receivable from investment manager	5,561
Dividends, interest and other receivables	2,163
Other assets	48

Total assets	1,716,553

LIABILITIES
Payable for securities purchased	6,972
Administrative fees payable	2,499
Payable to Separate Accounts for Trust shares redeemed	1,363
Trustees’ fees payable	14
Accrued expenses	37,081

Total liabilities	47,929

NET ASSETS	$1,668,624

Net assets were comprised of:
Paid in capital	$1,337,029
Accumulated undistributed net investment income	3,021
Accumulated undistributed net realized gain	88,458
Unrealized appreciation on investments	240,116

Net assets	$1,668,624

Class IA
Net asset value, offering and redemption price per share, $1,668,624 / 139,287 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.98

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$7,552
Interest	4,797

Total income	12,349

EXPENSES
Professional fees	19,956
Administrative fees	15,095
Custodian fees	7,227
Investment management fees	4,164
Printing and mailing expenses	121
Trustees’ fees	14
Miscellaneous	471

Gross expenses	47,048
Less: Waiver of investment management fees	(4,164)
Reimbursement from investment manager	(33,319)
Fees paid indirectly	(248)

Net expenses	9,317

NET INVESTMENT INCOME	3,032

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	88,465
Net change in unrealized depreciation on securities	(67,251)

NET REALIZED AND UNREALIZED GAIN	21,214

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,246

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,032	$72
Net realized gain on investments	88,465	151,973
Net change in unrealized appreciation (depreciation) on investments	(67,251)	118,419

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	24,246	270,464

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(83)	(3,645)
Distributions from net realized capital gains	(22,629)	(32,195)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(22,712)	(35,840)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [1,589 and 3,519 shares, respectively]	18,898	37,864
Capital shares issued in reinvestment of dividends and distributions [1,890 and 3,088 shares, respectively]	22,711	35,840
Capital shares repurchased [(13,013) and (11,048) shares, respectively]	(152,219)	(119,284)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(110,610)	(45,580)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(109,076)	189,044
NET ASSETS:
Beginning of period	1,777,700	1,588,656

End of period (a)	$1,668,624	$1,777,700

(a) Includes accumulated undistributed net investment income of	$3,021	$72

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONY EQUITY GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $1,264,070)	$1,513,464
Receivable for securities sold	41,440
Receivable from investment manager	5,737
Dividends, interest and other receivables	847

Total assets	1,561,488

LIABILITIES
Payable for securities purchased	6,989
Administrative fees payable	2,495
Payable to Separate Accounts for Trust shares redeemed	1,282
Trustees’ fees payable	12
Accrued expenses	39,848

Total liabilities	50,626

NET ASSETS	$1,510,862

Net assets were comprised of:
Paid in capital	$1,261,917
Accumulated undistributed net investment income	549
Accumulated net realized loss	(998)
Unrealized appreciation on investments	249,394

Net assets	$1,510,862

Class IA
Net asset value, offering and redemption price per share, $1,510,862 / 77,498 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.50

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$8,646
Interest	469

Total income	9,115

EXPENSES
Professional fees	20,458
Administrative fees	15,077
Custodian fees	7,276
Investment management fees	3,831
Printing and mailing expenses	111
Trustees’ fees	13
Miscellaneous	961

Gross expenses	47,727
Less: Waiver of investment management fees	(3,831)
Reimbursement from investment manager	(35,100)
Fees paid indirectly	(230)

Net expenses	8,566

NET INVESTMENT INCOME	549

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	52,047
Net change in unrealized appreciation on securities	(18,667)

NET REALIZED AND UNREALIZED GAIN	33,380

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,929

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$549	$(181)
Net realized gain on investments	52,047	130,399
Net change in unrealized appreciation (depreciation) on investments	(18,667)	109,766

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	33,929	239,984

DIVIDENDS:
Class IA
Dividends from net investment income	—	(6,519)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [1,085 and 6,001 shares, respectively]	20,850	101,274
Capital shares issued in reinvestment of dividends [0 and 391 shares, respectively]	—	6,519
Capital shares repurchased [(5,392) and (11,155) shares, respectively]	(104,089)	(187,035)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(83,239)	(79,242)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(49,310)	154,223
NET ASSETS:
Beginning of period	1,560,172	1,405,949

End of period (a)	$1,510,862	$1,560,172

(a) Includes accumulated undistributed net investment income of	$549	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONY EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $11,198,594)	$12,458,563
Receivable for securities sold	79,953
Dividends, interest and other receivables	27,550
Other assets	157

Total assets	12,566,223

LIABILITIES
Overdraft payable	4
Payable for securities purchased	92,524
Payable to Separate Accounts for Trust shares redeemed	10,492
Administrative fees payable	2,650
Investment management fees payable	2,335
Trustees’ fees payable	96
Accrued expenses	33,729

Total liabilities	141,830

NET ASSETS	$12,424,393

Net assets were comprised of:
Paid in capital	$10,027,997
Accumulated undistributed net investment income	124,682
Accumulated undistributed net realized gain	1,011,745
Unrealized appreciation on investments	1,259,969

Net assets	$12,424,393

Class IA
Net asset value, offering and redemption price per share, $12,424,393 / 760,173 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.34

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$177,616
Interest	4,169

Total income	181,785

EXPENSES
Investment management fees	31,074
Professional fees	20,507
Administrative fees	16,506
Custodian fees	6,686
Printing and mailing expenses	904
Trustees’ fees	104
Miscellaneous	2,201

Gross expenses	77,982
Less: Waiver of investment management fees	(18,900)
Fees paid indirectly	(1,992)

Net expenses	57,090

NET INVESTMENT INCOME	124,695

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	1,015,100
Net change in unrealized appreciation on securities	(937,529)

NET REALIZED AND UNREALIZED GAIN	77,571

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$202,266

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$124,695	$204,849
Net realized gain on investments	1,015,100	1,445,978
Net change in unrealized appreciation (depreciation) on investments	(937,529)	524,749

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	202,266	2,175,576

DIVIDENDS AND DISTRIBUTIONS:
Class IA
Dividends from net investment income	—	(414,481)
Distributions from net realized capital gains	(271,459)	(1,103,158)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(271,459)	(1,517,639)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [5,337 and 11,379 shares, respectively]	89,315	187,478
Capital shares issued in reinvestment of dividends and distributions [16,583 and 93,671 shares, respectively]	271,459	1,517,639
Capital shares repurchased [(27,936) and (64,664) shares, respectively]	(460,736)	(1,076,025)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(99,962)	629,092

TOTAL INCREASE (DECREASE) IN NET ASSETS	(169,155)	1,287,029
NET ASSETS:
Beginning of period	12,593,548	11,306,519

End of period (a)	$12,424,393	$12,593,548

(a) Includes accumulated undistributed (overdistributed) net investment income of	$124,682	$(13)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONY MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Amortized Cost $167,439,681)	$167,439,681
Cash	614
Dividends, interest and other receivables	322,709
Other assets	5,111

Total assets	167,768,115

LIABILITIES
Investment management fees payable	44,641
Administrative fees payable	5,947
Trustees’ fees payable	2,015
Accrued expenses	1,432,907

Total liabilities	1,485,510

NET ASSETS	$166,282,605

Net assets were comprised of:
Paid in capital	$166,283,176
Accumulated overdistributed net investment income	(200)
Accumulated net realized loss	(371)

Net assets	$166,282,605

Class IA
Net asset value, offering and redemption price per share, $166,282,605 / 166,283,403 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$2,350,713

EXPENSES
Investment management fees	340,252
Administrative fees	37,504
Custodian fees	21,749
Professional fees	21,544
Printing and mailing expenses	12,435
Trustees’ fees	1,441
Miscellaneous	34,965

Gross expenses	469,890
Less: Waiver of investment management fees	(44,575)

Net expenses	425,315

NET INVESTMENT INCOME	1,925,398

REALIZED LOSS
Net realized loss on securities	(139)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,925,259

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,925,398	$1,920,419
Net realized loss on investments	(139)	(1,038)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,925,259	1,919,381

DIVIDENDS:
Class IA
Dividends from net investment income	(1,925,390)	(1,920,049)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [23,391,031 and 97,416,078 shares, respectively]	23,391,032	97,416,078
Capital shares issued in reinvestment of dividends [1,925,390 and 1,920,049 shares, respectively]	1,925,390	1,920,049
Capital shares repurchased [(35,914,852) and (158,148,159) shares, respectively]	(35,914,852)	(158,148,159)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,598,430)	(58,812,032)

TOTAL DECREASE IN NET ASSETS	(10,598,561)	(58,812,700)

NET ASSETS:
Beginning of period	176,881,166	235,693,866

End of period (a)	$166,282,605	$176,881,166

(a) Includes accumulated overdistributed net investment income of	$(200)	$(208)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $130,702,857)	$130,962,141
Cash	45,665,627
Receivable from Separate Accounts for Trust shares sold	8,125,510
Dividends, interest and other receivables	360,986
Unrealized appreciation of forward foreign currency contracts	2,564
Receivable for securities sold	238
Other assets	615

Total assets	185,117,681

LIABILITIES
Overdraft payable of foreign cash	3,272
Payable for securities purchased	96,106,825
Options written, at value (Premiums received $24,495)	37,890
Payable to Separate Accounts for Trust shares redeemed	27,077
Variation margin payable on futures contracts	17,000
Distribution fees payable - Class IB	16,017
Investment management fees payable	12,759
Unrealized depreciation of forward foreign currency contracts	12,276
Administrative fees payable	3,531
Trustees’ fees payable	231
Accrued expenses	56,952

Total liabilities	96,293,830

NET ASSETS	$88,823,851

Net assets were comprised of:
Paid in capital	$87,490,877
Accumulated undistributed net investment income	1,048,769
Accumulated undistributed net realized gain	140,879
Unrealized appreciation on investments	143,326

Net assets	$88,823,851

Class IB
Net asset value, offering and redemption price per share, $88,823,851 / 8,531,644 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.41

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest (net of $3,482 foreign withholding tax)	$1,281,205
Dividends	6,132

Total income	1,287,337

EXPENSES
Investment management fees	175,394
Distribution fees - Class IB	79,724
Custodian fees	26,810
Administrative fees	23,213
Professional fees	19,716
Printing and mailing expenses	3,654
Trustees’ fees	502
Miscellaneous	1,174

Gross expenses	330,187
Less: Waiver of investment management fees	(122,895)

Net expenses	207,292

NET INVESTMENT INCOME	1,080,045

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	137,481
Options written	47,192
Futures	(60,253)
Foreign currency transactions	168,254

Net realized gain	292,674

Change in unrealized depreciation on:
Securities	(422,163)
Options written	(25,999)
Futures	(137,794)
Foreign currency translations	(20,270)

Net change in unrealized appreciation	(606,226)

NET REALIZED AND UNREALIZED LOSS	(313,552)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$766,493

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,080,045	$1,147,674
Net realized gain on investments and foreign currency transactions	292,674	1,578,450
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(606,226)	(138,951)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	766,493	2,587,173

DIVIDENDS AND DISTRIBUTIONS:
Class IB
Dividends from net investment income	(201,077)	(1,208,085)
Distributions from net realized capital gains	—	(1,657,577)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(201,077)	(2,865,662)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [4,509,818 and 1,400,567 shares, respectively]	46,863,228	14,666,111
Capital shares issued in reinvestment of dividends and distributions [19,351 and 278,032 shares, respectively]	201,077	2,865,662
Capital shares repurchased [(1,867,524) and (816,542) shares, respectively]	(19,317,256)	(8,494,184)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	27,747,049	9,037,589

TOTAL INCREASE IN NET ASSETS	28,312,465	8,759,100
NET ASSETS:
Beginning of period	60,511,386	51,752,286

End of period (a)	$88,823,851	$60,511,386

(a) Includes accumulated undistributed net investment income of	$1,048,769	$169,801

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $131,751,012)	$131,536,696
Cash	4,349,084
Receivable from Separate Accounts for Trust shares sold	7,057,825
Dividends, interest and other receivables	1,034,949

Total assets	143,978,554

LIABILITIES
Payable for securities purchased	7,452,863
Payable to Separate Accounts for Trust shares redeemed	436,763
Investment management fees payable	10,535
Distribution fees payable - Class IB	3,597
Administrative fees payable	3,512
Trustees’ fees payable	58
Accrued expenses	40,523

Total liabilities	7,947,851

NET ASSETS	$136,030,703

Net assets were comprised of:
Paid in capital	$135,898,920
Accumulated undistributed net investment income	317,016
Accumulated undistributed net realized gain	29,083
Unrealized depreciation on investments	(214,316)

Net assets	$136,030,703

Class IA
Net asset value, offering and redemption price per share, $116,506,103 / 11,610,728 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.03

Class IB
Net asset value, offering and redemption price per share, $19,524,600 / 1,945,916 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.03

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$376,858

EXPENSES
Investment management fees	46,970
Professional fees	19,566
Distribution fees - Class IB	17,968
Administrative fees	17,548
Custodian fees	6,306
Printing and mailing expenses	820
Trustees’ fees	114
Miscellaneous	789

Gross expenses	110,081
Less: Waiver of investment management fees	(46,970)
Reimbursement from investment manager	(3,387)

Net expenses	59,724

NET INVESTMENT INCOME	317,134

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	29,158
Net change in unrealized depreciation on securities	(49,080)

NET REALIZED AND UNREALIZED LOSS	(19,922)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$297,212

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$317,134	$304,043
Net realized gain on investments	29,158	6,828
Net change in unrealized depreciation on investments	(49,080)	(117,779)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	297,212	193,092

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(532)	—
Class IB	(109)	(303,520)

	(641)	(303,520)

Distributions from net realized capital gains
Class IA	(2,308)	—
Class IB	(473)	—

	(2,781)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(3,422)	(303,520)

CAPITAL SHARES TRANSACTIONS:
Class IA*
Capital shares sold [11,786,908 shares and 0 shares, respectively]	118,151,678	—
Capital shares issued in reinvestment of dividends and distributions
[283 shares and 0 shares, respectively]	2,840	—
Capital shares repurchased [(176,463) shares and 0 shares, respectively]	(1,769,940)	—

Total Class IA transactions	116,384,578	—

Class IB
Capital shares sold [774,754 and 506,339 shares, respectively]	7,751,170	5,087,446
Capital shares issued in reinvestment of dividends and distributions [58 and 30,628 shares, respectively]	582	303,520
Capital shares repurchased [(184,321) and (159,789) shares, respectively]	(1,841,557)	(1,605,570)

Total Class IB transactions	5,910,195	3,785,396

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	122,294,773	3,785,396

TOTAL INCREASE IN NET ASSETS	122,588,563	3,674,968
NET ASSETS:
Beginning of period	13,442,140	9,767,172

End of period (a)	$136,030,703	$13,442,140

(a) Includes accumulated undistributed net investment income of	$317,016	$523

*	Class IA commenced operations on June 9, 2005

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $559,835,562) (Securities on loan at market value $126,660,754)	$627,346,584
Cash	193,840
Receivable for securities sold	43,707,333
Receivable from Separate Accounts for Trust shares sold	626,528
Dividends, interest and other receivables	502,363
Other assets	2,501

Total assets	672,379,149

LIABILITIES
Collateral held for loaned securities	129,991,630
Payable for securities purchased	42,348,494
Payable to Separate Accounts for Trust shares redeemed	191,906
Investment management fees payable	100,846
Distribution fees payable - Class IB	96,788
Administrative fees payable	15,890
Variation margin payable on futures contracts	14,950
Trustees’ fees payable	5,736
Accrued expenses	85,153

Total liabilities	172,851,393

NET ASSETS	$499,527,756

Net assets were comprised of:
Paid in capital	$410,600,637
Accumulated undistributed net investment income	2,006,862
Accumulated undistributed net realized gain	19,356,535
Unrealized appreciation on investments	67,563,722

Net assets	$499,527,756

Class IA
Net asset value, offering and redemption price per share, $19,693,071 / 1,688,043 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.67

Class IB
Net asset value, offering and redemption price per share, $479,834,685 / 41,186,394 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.65

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $381 foreign withholding tax)	$2,948,046
Interest	67,886
Securities lending (net)	267,796

Total income	3,283,728

EXPENSES
Investment management fees	592,076
Distribution fees - Class IB	568,970
Administrative fees	76,710
Custodian fees	37,760
Printing and mailing expenses	28,009
Professional fees	23,537
Trustees’ fees	3,957
Miscellaneous	8,836

Total expenses	1,339,855

NET INVESTMENT INCOME	1,943,873

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	20,634,897
Futures	(235,265)

Net realized gain	20,399,632

Change in unrealized depreciation on:
Securities	(28,496,207)
Futures	(180,450)

Net change in unrealized appreciation	(28,676,657)

NET REALIZED AND UNREALIZED LOSS	(8,277,025)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,333,152)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,943,873	$2,792,460
Net realized gain on investments	20,399,632	18,669,530
Net change in unrealized appreciation (depreciation) on investments	(28,676,657)	48,284,131

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,333,152)	69,746,121

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(138,263)
Class IB	—	(2,452,349)

	—	(2,590,612)

Distributions from net realized capital gains
Class IA	(96,852)	(558,787)
Class IB	(2,317,517)	(14,741,257)

	(2,414,369)	(15,300,044.00)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,414,369)	(17,890,656)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [681,218 and 2,228,469 shares, respectively]	7,701,697	24,549,551
Capital shares issued in reinvestment of dividends and distributions [8,384 and 59,645 shares, respectively]	96,852	697,050
Capital shares repurchased [(548,796) and (1,453,777) shares, respectively]	(6,233,425)	(16,101,599)

Total Class IA transactions	1,565,124	9,145,002

Class IB
Capital shares sold [4,598,953 and 17,221,347 shares, respectively]	51,814,351	188,677,225
Capital shares issued in reinvestment of dividends and distributions [200,868 and 1,471,245 shares, respectively]	2,317,517	17,193,606
Capital shares repurchased [(4,096,816) and (8,745,534) shares, respectively]	(46,150,863)	(95,238,084)

Total Class IB transactions	7,981,005	110,632,747

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,546,129	119,777,749

TOTAL INCREASE IN NET ASSETS	798,608	171,633,214
NET ASSETS:
Beginning of period	498,729,148	327,095,934

End of period (a)	$499,527,756	$498,729,148

(a) Includes accumulated undistributed net investment income of	$2,006,862	$62,989

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value:
Affiliated issuers (Cost $1,815,699)	$938,000
Unaffiliated issuers (Cost $399,322,381)	551,654,768
Receivable for securities sold	1,232,053
Receivable from Separate Accounts for Trust shares sold	793,321
Dividends, interest and other receivables	470,962
Other assets	5,563

Total assets	555,094,667

LIABILITIES
Payable for securities purchased	2,392,149
Payable to Separate Accounts for Trust shares redeemed	887,805
Investment management fees payable	348,042
Distribution fees payable - Class IB	110,534
Overdraft payable	64,776
Administrative fees payable	8,660
Trustees’ fees payable	1,859
Accrued expenses	113,251

Total liabilities	3,927,076

NET ASSETS	$551,167,591

Net assets were comprised of:
Paid in capital	$388,505,603
Accumulated undistributed net investment income	1,740,613
Accumulated undistributed net realized gain	9,466,687
Unrealized appreciation on investments	151,454,688

Net assets	$551,167,591

Class IB
Net asset value, offering and redemption price per share, $551,167,591 / 19,607,462 shares outstanding (unlimited amount authorized: $0.01 par value)	$28.11

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,581 foreign withholding tax)	$3,723,938
Interest	762,022

Total income	4,485,960

EXPENSES
Investment management fees	1,959,695
Distribution fees - Class IB	620,172
Administrative fees	79,176
Custodian fees	43,938
Printing and mailing expenses	29,151
Professional fees	23,135
Trustees’ fees	4,009
Miscellaneous	8,057

Gross expenses	2,767,333
Less: Fees paid indirectly	(22,406)

Net expenses	2,744,927

NET INVESTMENT INCOME	1,741,033

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	13,171,969
Net change in unrealized appreciation on securities	(4,051,710)

NET REALIZED AND UNREALIZED GAIN	9,120,259

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,861,292

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,741,033	$227,015
Net realized gain on investments	13,171,969	14,911,217
Net change in unrealized appreciation (depreciation) on investments	(4,051,710)	64,280,988

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	10,861,292	79,419,220

DIVIDENDS AND DISTRIBUTIONS:
Class IB
Dividends from net investment income	—	(71,646)
Distributions from net realized capital gains	(3,073,360)	(11,723,937)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(3,073,360)	(11,795,583)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [4,039,384 and 1,966,349 shares, respectively]	110,677,426	50,832,251
Capital shares issued in reinvestment of dividends and distributions [110,628 and 434,621 shares, respectively]	3,073,360	11,795,583
Capital shares repurchased [(1,508,698) and (2,278,509) shares, respectively]	(41,240,271)	(56,296,472)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	72,510,515	6,331,362

TOTAL INCREASE IN NET ASSETS	80,298,447	73,954,999
NET ASSETS:
Beginning of period	470,869,144	396,914,145

End of period (a)	$551,167,591	$470,869,144

(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,740,613	$(420)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TCW EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $197,800,574)	$271,456,613
Receivable from Separate Accounts for Trust shares sold	197,688
Dividends, interest and other receivables	53,619
Other assets	3,163

Total assets	271,711,083

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	590,266
Investment management fees payable	183,241
Distribution fees payable - Class IB	57,263
Administrative fees payable	6,403
Trustees’ fees payable	1,070
Accrued expenses	82,908

Total liabilities	921,151

NET ASSETS	$270,789,932

Net assets were comprised of:
Paid in capital	$348,867,041
Accumulated net investment loss	(1,111,966)
Accumulated net realized loss	(150,621,182)
Unrealized appreciation on investments	73,656,039

Net assets	$270,789,932

Class IB
Net asset value, offering and redemption price per share, $270,789,932 / 13,539,802 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$361,400
Interest	28,445

Total income	389,845

EXPENSES
Investment management fees	1,054,431
Distribution fees - Class IB	329,691
Administrative fees	49,579
Custodian fees	23,970
Professional fees	21,438
Printing and mailing expenses	15,697
Recoupment fees	3,689
Trustees’ fees	2,219
Miscellaneous	5,273

Gross expenses	1,505,987
Less: Fees paid indirectly	(4,449)

Net expenses	1,501,538

NET INVESTMENT LOSS	(1,111,693)

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(357,318)
Net change in unrealized appreciation on securities	(15,244,616)

NET REALIZED AND UNREALIZED LOSS	(15,601,934)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,713,627)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,111,693)	$(2,284,081)
Net realized loss on investments	(357,318)	(17,890,565)
Net change in unrealized appreciation (depreciation) on investments	(15,244,616)	54,496,396

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,713,627)	34,321,750

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [1,664,930 and 914,376 shares, respectively]	32,674,451	17,936,071
Capital shares repurchased [(1,571,526) and (2,585,995) shares, respectively]	(30,853,118)	(49,520,774)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,821,333	(31,584,703)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,892,294)	2,737,047
NET ASSETS:
Beginning of period	285,682,226	282,945,179

End of period (a)	$270,789,932	$285,682,226

(a) Includes accumulated net investment loss of	$(1,111,966)	$(273)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ UBS GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $123,901,573)	$144,284,000
Receivable from Separate Accounts for Trust shares sold	774,749
Receivable for securities sold	244,241
Dividends, interest and other receivables	143,742
Other assets	1,448

Total assets	145,448,180

LIABILITIES
Payable for securities purchased	327,432
Payable to Separate Accounts for Trust shares redeemed	140,459
Investment management fees payable	80,000
Distribution fees payable - Class IB	29,289
Administrative fees payable	4,359
Trustees’ fees payable	521
Accrued expenses	69,242

Total liabilities	651,302

NET ASSETS	$144,796,878

Net assets were comprised of:
Paid in capital	$165,482,761
Accumulated undistributed net investment income	522,622
Accumulated net realized loss	(41,590,932)
Unrealized appreciation on investments	20,382,427

Net assets	$144,796,878

Class IB
Net asset value, offering and redemption price per share, $144,796,878 / 25,649,532 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.65

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$1,181,354
Interest	38,444

Total income	1,219,798

EXPENSES
Investment management fees	501,768
Distribution fees - Class IB	167,256
Administrative fees	32,373
Professional fees	20,250
Custodian fees	16,250
Printing and mailing expenses	7,877
Trustees’ fees	1,095
Miscellaneous	2,464

Gross expenses	749,333
Less: Waiver of investment management fees	(47,005)
Fees paid indirectly	(5,281)

Net expenses	697,047

NET INVESTMENT INCOME	522,751

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	2,921,174
Net change in unrealized appreciation on securities	(1,127,188)

NET REALIZED AND UNREALIZED GAIN	1,793,986

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,316,737

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$522,751	$1,143,029
Net realized gain on investments	2,921,174	10,000,469
Net change in unrealized appreciation (depreciation) on investments	(1,127,188)	4,593,932

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,316,737	15,737,430

DIVIDENDS:
Class IB
Dividends from net investment income	—	(2,093,047)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [4,237,707 and 1,943,220 shares, respectively]	23,348,881	10,014,311
Capital shares issued in reinvestment of dividends [0 and 395,562 shares, respectively]	—	2,093,047
Capital shares repurchased [(2,463,568) and (4,113,540) shares, respectively]	(13,551,233)	(20,963,116)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,797,648	(8,855,758)

TOTAL INCREASE IN NET ASSETS	12,114,385	4,788,625
NET ASSETS:
Beginning of period	132,682,493	127,893,868

End of period (a)	$144,796,878	$132,682,493

(a) Includes accumulated undistributed (overdistributed) net investment income of	$522,622	$(129)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $22,657,507)	$22,502,840
Receivable from Separate Accounts for Trust shares sold	698,838
Dividends, interest and other receivables	27,775
Receivable from investment manager	652
Other assets	4

Total assets	23,230,109

LIABILITIES
Payable for securities purchased	2,136,597
Distribution fees payable - Class IB	2,805
Administrative fees payable	2,782
Payable to Separate Accounts for Trust shares redeemed	11
Trustees’ fees payable	3
Accrued expenses	12,519

Total liabilities	2,154,717

NET ASSETS	$21,075,392

Net assets were comprised of:
Paid in capital	$21,197,196
Accumulated undistributed net investment income	32,849
Accumulated net realized gain	14
Unrealized depreciation on investments	(154,667)

Net assets	$21,075,392

Class IA
Net asset value, offering and redemption price per share, $100,206 / 10,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.02

Class IB
Net asset value, offering and redemption price per share, $20,975,186 / 2,094,054 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.02

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2005* (Unaudited)

INVESTMENT INCOME
Dividends	$36,822
Interest	10,987

Total income	47,809

EXPENSES
Professional fees	9,829
Investment management fees	9,753
Administrative fees	5,420
Distribution fees - Class IB	3,710
Custodian fees	1,473
Printing and mailing expenses	79
Trustees’ fees	8
Miscellaneous	1,228

Gross expenses	31,500
Less: Waiver of investment management fees	(9,753)
Reimbursement from investment manager	(6,787)

Net expenses	14,960

NET INVESTMENT INCOME	32,849

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	14
Net change in unrealized depreciation on securities	(154,667)

NET REALIZED AND UNREALIZED LOSS	(154,653)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(121,804)

STATEMENT OF CHANGES IN NET ASSETS

April 29, 2005* to June 30, 2005 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$32,849
Net realized gain on investments.	14
Net change in unrealized depreciation on investments.	(154,667)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(121,804)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [1,807,271 shares]	18,229,628
Capital shares repurchased [(3,217) shares]	(32,432)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	18,197,196

TOTAL INCREASE IN NET ASSETS	18,075,392
NET ASSETS:
Beginning of period	3,000,000

End of period (a)	$21,075,392

(a) Includes accumulated undistributed net investment income of.	$32,849

*	The Portfolio commenced operations on April 29, 2005.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $612,333,574) (Securities on loan at market value $6,016,632)	$743,919,147
Cash	44,336,391
Foreign cash (Cost $6,996,691)	7,021,346
Receivable for securities sold	9,529,819
Unrealized appreciation of forward foreign currency contracts	5,534,731
Dividends, interest and other receivables	2,478,844
Receivable from Separate Accounts for Trust shares sold	1,047,681
Other assets	4,174

Total assets	813,872,133

LIABILITIES
Payable for securities purchased	28,026,589
Collateral held for loaned securities	6,878,150
Unrealized depreciation of forward foreign currency contracts	3,444,512
Payable to Separate Accounts for Trust shares redeemed	1,301,871
Investment management fees payable	693,427
Recoupment fees payable	242,212
Distribution fees payable - Class IB	148,498
Administrative fees payable	8,874
Trustees’ fees payable	8,486
Payable for deferred India Taxes	4,336
Accrued expenses	40,929

Total liabilities	40,797,884

NET ASSETS	$773,074,249

Net assets were comprised of:
Paid in capital	$640,526,515
Accumulated undistributed net investment income	3,951,921
Accumulated net realized loss	(5,223,419)
Unrealized appreciation on investments (net of India tax of $129,141 on unrealized appreciation on investments)	133,819,232

Net assets	$773,074,249

Class IA
Net asset value, offering and redemption price per share, $31,525,459 / 2,971,914 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.61

Class IB
Net asset value, offering and redemption price per share, $741,548,790 / 69,999,654 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.59

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $526,142 foreign withholding tax)	$9,778,619
Interest	55,372
Securities lending (net)	65,688

Total income	9,899,679

EXPENSES
Investment management fees	3,906,929
Distribution fees - Class IB	841,073
Custodian fees	648,824
Recoupment fees	522,737
Administrative fees	100,753
Printing and mailing expenses	39,825
Professional fees	25,958
Trustees’ fees	5,465
Miscellaneous	14,675

Gross expenses	6,106,239
Less: Fees paid indirectly	(72,054)

Net expenses	6,034,185

NET INVESTMENT INCOME	3,865,494

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	38,689,157
Foreign currency transactions	(242,066)

Net realized gain	38,447,091

Change in unrealized appreciation (depreciation) on:
Securities (net of India tax of $129,141 on unrealized appreciation on investments)	(11,776,141)
Foreign currency translations	4,398,058

Net change in unrealized appreciation	(7,378,083)

NET REALIZED AND UNREALIZED GAIN	31,069,008

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,934,502

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,865,494	$2,751,026
Net realized gain on investments and foreign currency transactions	38,447,091	62,494,577
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(7,378,083)	41,711,912

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	34,934,502	106,957,515

DIVIDENDS:
Dividends from net investment income
Class IA	—	(33,742)
Class IB	—	(3,419,961)

TOTAL DIVIDENDS	—	(3,453,703)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [2,521,035 and 342,945 shares, respectively]	26,576,066	2,968,739
Capital shares issued in reinvestment of dividends [0 and 3,523 shares, respectively]	—	33,742
Capital shares repurchased [(5,401) and (11,574) shares, respectively]	(54,874)	(94,929)

Total Class IA transactions	26,521,192	2,907,552

Class IB
Capital shares sold [19,432,704 and 33,673,010 shares, respectively]	200,002,499	289,767,394
Capital shares issued in reinvestment of dividends [0 and 360,531 shares, respectively]	—	3,419,961
Capital shares repurchased [(10,600,297) and (20,450,657) shares, respectively]	(108,475,113)	(170,395,448)

Total Class IB transactions	91,527,386	122,791,907

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	118,048,578	125,699,459

TOTAL INCREASE IN NET ASSETS	152,983,080	229,203,271
NET ASSETS:
Beginning of period	620,091,169	390,887,898

End of period (a)	$773,074,249	$620,091,169

(a) Includes accumulated undistributed net investment income of	$3,951,921	$86,427

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $7,046,667)	$7,350,542
Cash	144,759
Receivable from Separate Accounts for Trust shares sold	161,676
Receivable for securities sold	94,736
Receivable from investment manager	5,628
Dividends, interest and other receivables	3,034
Other assets	4

Total assets	7,760,379

LIABILITIES
Payable for securities purchased	568,598
Payable to Separate Accounts for Trust shares redeemed	118,610
Administrative fees payable	2,607
Distribution fees payable - Class IB	1,013
Trustees’ fees payable	2
Accrued expenses	12,531

Total liabilities	703,361

NET ASSETS	$7,057,018

Net assets were comprised of:
Paid in capital	$6,717,602
Accumulated net investment loss	(846)
Accumulated undistributed net realized gain	36,387
Unrealized appreciation on investments	303,875

Net assets	$7,057,018

Class IA
Net asset value, offering and redemption price per share, $109,713 / 10,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.97

Class IB
Net asset value, offering and redemption price per share, $6,947,305 / 633,483 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.97

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2005* (Unaudited)

INVESTMENT INCOME
Dividends (net of $16 foreign withholding tax)	$4,210
Interest	2,033

Total income	6,243

EXPENSES
Professional fees	9,829
Administrative fees	5,219
Investment management fees	4,749
Distribution fees - Class IB	1,653
Custodian fees	1,473
Printing and mailing expenses	75
Trustees’ fees	5
Miscellaneous	1,228

Gross expenses	24,231
Less: Waiver of investment management fees	(4,749)
Reimbursement from investment manager	(12,393)

Net expenses	7,089

NET INVESTMENT LOSS	(846)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	36,387
Net change in unrealized appreciation on securities	303,875

NET REALIZED AND UNREALIZED GAIN	340,262

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$339,416

STATEMENT OF CHANGES IN NET ASSETS

April 29, 2005* to June 30, 2005 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(846)
Net realized gain on investments	36,387
Net change in unrealized appreciation on investments	303,875

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	339,416

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [385,680 shares]	4,175,146
Capital shares repurchased [(42,197) shares]	(457,544)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,717,602

TOTAL INCREASE IN NET ASSETS	4,057,018
NET ASSETS:
Beginning of period	3,000,000

End of period (a)	$7,057,018

(a) Includes accumulated net investment loss of	$(846)

*	The Fund commenced operations on April 29, 2005.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $6,139,423)	$6,475,628
Receivable for securities sold	168,659
Receivable from Separate Accounts for Trust shares sold	53,744
Receivable from investment manager	27,885
Dividends, interest and other receivables	709

Total assets	6,726,625

LIABILITIES
Payable for securities purchased	569,571
Payable to Separate Accounts for Trust shares redeemed	78,599
Administrative fees payable	2,925
Distribution fees payable - Class IB	1,119
Trustees’ fees payable	12
Accrued expenses	2,624

Total liabilities	654,850

NET ASSETS	$6,071,775

Net assets were comprised of:
Paid in capital	$5,713,837
Accumulated net investment loss	(19,314)
Accumulated undistributed net realized gain	41,047
Unrealized appreciation on investments	336,205

Net assets	$6,071,775

Class IA
Net asset value, offering and redemption price per share, $110,654 / 10,100 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.96

Class IB
Net asset value, offering and redemption price per share, $5,961,121 / 545,115 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.94

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$3,421
Interest	1,932

Total income	5,353

EXPENSES
Printing and mailing expenses	31,501
Professional fees	19,291
Investment management fees	18,568
Administrative fees	15,706
Custodian fees	7,459
Distribution fees - Class IB	5,329
Trustees’ fees	33
Miscellaneous	1,012

Gross expenses	98,899
Less: Waiver of investment management fees	(18,568)
Reimbursement from investment manager	(52,068)
Fees paid indirectly	(3,598)

Net expenses	24,665

NET INVESTMENT LOSS	(19,312)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	43,571
Net change in unrealized appreciation on securities	(50,372)

NET REALIZED AND UNREALIZED LOSS	(6,801)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,113)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	October 1, 2004* to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(19,312)	$(8,171)
Net realized gain on investments	43,571	62,453
Net change in unrealized appreciation (depreciation) on investments	(50,372)	386,577

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(26,113)	440,859

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	(1,077)	—
Class IB	(55,731)	—

TOTAL DISTRIBUTIONS	(56,808)	—

CAPITAL SHARES TRANSACTIONS*:
Class IA
Capital shares issued in reinvestment of dividends [100 and 0 shares, respectively]	1,077	—

Class IB
Capital shares sold [268,995 and 24,695 shares, respectively]	2,856,706	271,522
Capital shares issued in reinvestment of dividends [5,179 and 0 shares, respectively]	55,731	—
Capital shares repurchased [(43,754) and 0 shares, respectively]	(471,199)	—

Total Class IB transactions	2,441,238	271,522

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,442,315	271,522

TOTAL INCREASE IN NET ASSETS	2,359,394	712,381
NET ASSETS:
Beginning of period	3,712,381	3,000,000

End of period (a)	$6,071,775	$3,712,381

(a) Includes accumulated net investment loss of	$(19,314)	$(2)

*	The Portfolio commenced operations on October 1, 2004.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IA		2004	2003	2002	2001(e)	2000(e)
Net asset value, beginning of period	$17.49	$15.47	$10.49	$15.70	$17.98	$26.17

Income from investment operations:
Net investment income	0.09	0.21	0.12	0.12	0.12	0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.66)	2.01	5.09	(5.32)	(1.97)	(3.82)

Total from investment operations	(0.57)	2.22	5.21	(5.20)	(1.85)	(3.67)

Less distributions:
Dividends from net investment income	— #	(0.20)	(0.23)	(0.01)	(0.11)	(0.15)
Distributions from realized gains	—	—	—	—	(0.32)	(4.37)

Total dividends and distributions	— #	(0.20)	(0.23)	(0.01)	(0.43)	(4.52)

Net asset value, end of period	$16.92	$17.49	$15.47	$10.49	$15.70	$17.98

Total return (b)	(3.25)%	14.40%	49.89%	(33.15)%	(10.50)%	(14.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,171,842	$7,847,618	$7,472,301	$5,382,662	$9,577,763	$11,797,888
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.49%	0.43%	0.52%	0.49%	N/A	N/A
Before fees paid indirectly (a)	0.52%	0.52%	0.54%	0.54%	0.53%	0.47%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.05%	1.23%	0.93%	0.82%	N/A	N/A
Before fees paid indirectly (a)	1.02%	1.14%	0.91%	0.77%	0.67%	0.61%
Portfolio turnover rate	21%	47%	92%	136%	40%	43%

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IB		2004	2003	2002	2001(e)	2000(e)
Net asset value, beginning of period	$17.39	$15.38	$10.40	$15.61	$17.88	$26.05

Income from investment operations:
Net investment income	0.07	0.15	0.08	0.08	0.07	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.66)	2.02	5.06	(5.28)	(1.95)	(3.78)

Total from investment operations	(0.59)	2.17	5.14	(5.20)	(1.88)	(3.70)

Less distributions:
Dividends from net investment income	— #	(0.16)	(0.16)	(0.01)	(0.07)	(0.10)
Distributions from realized gains	—	—	—	—	(0.32)	(4.37)

Total dividends and distributions	— #	(0.16)	(0.16)	(0.01)	(0.39)	(4.47)

Net asset value, end of period	$16.80	$17.39	$15.38	$10.40	$15.61	$17.88

Total return (b)	(3.39)%	14.12%	49.58%	(33.34)%	(10.73)%	(14.25)%

Ratios/Supplemental Data:
Net assets, end of period (000’s).	$2,223,794	$2,320,683	$1,884,006	$1,124,684	$1,831,258	$1,918,284
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.74%	0.68%	0.77%	0.74%	N/A	N/A
Before fees paid indirectly (a)	0.77%	0.77%	0.79%	0.79%	0.78%	0.72%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	0.80%	0.98%	0.68%	0.57%	N/A	N/A
Before fees paid indirectly (a)	0.77%	0.89%	0.66%	0.52%	0.43%	0.35%
Portfolio turnover rate	21%	47%	92%	136%	40%	43%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IA		2004	2003	2002	2001(e)	2000(e)
Net asset value, beginning of period	$18.42	$16.62	$12.87	$16.56	$17.70	$18.24

Income from investment operations:
Net investment income.	0.11	0.30	0.22	0.22	0.19	0.17
Net realized and unrealized gain (loss) on investments	(0.03)	1.80	3.73	(3.70)	(0.44)	1.35

Total from investment operations	0.08	2.10	3.95	(3.48)	(0.25)	1.52

Less distributions:
Dividends from net investment income	— #	(0.30)	(0.20)	(0.21)	(0.17)	(0.16)
Distributions from realized gains	—	—	—	—	(0.72)	(1.90)

Total dividends and distributions	— #	(0.30)	(0.20)	(0.21)	(0.89)	(2.06)

Net asset value, end of period	$18.50	$18.42	$16.62	$12.87	$16.56	$17.70

Total return (b)	0.44%	12.67%	30.72%	(21.03)%	(1.30)%	8.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,436,070	$1,473,864	$1,382,192	$1,126,754	$1,568,312	$1,418,245
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.58%	0.55%	0.60%	0.60%	N/A	N/A
Before fees paid indirectly (a)	0.61%	0.61%	0.63%	0.64%	0.63%	0.61%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.22%	1.69%	1.48%	1.38%	N/A	N/A
Before fees paid indirectly (a)	1.19%	1.63%	1.45%	1.34%	1.08%	0.92%
Portfolio turnover rate	23%	41%	49%	75%	81%	57%

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IB		2004	2003	2002	2001(e)	2000(e)
Net asset value, beginning of period	$18.32	$16.52	$12.79	$16.47	$17.61	$18.16

Income from investment operations:
Net investment income	0.09	0.24	0.15	0.16	0.13	0.13
Net realized and unrealized gain (loss) on investments	(0.04)	1.81	3.74	(3.66)	(0.42)	1.34

Total from investment operations	0.05	2.05	3.89	(3.50)	(0.29)	1.47

Less distributions:
Dividends from net investment income	— #	(0.25)	(0.16)	(0.18)	(0.13)	(0.12)
Distributions from realized gains	—	—	—	—	(0.72)	(1.90)

Total dividends and distributions	— #	(0.25)	(0.16)	(0.18)	(0.85)	(2.02)

Net asset value, end of period	$18.37	$18.32	$16.52	$12.79	$16.47	$17.61

Total return (b)	0.27%	12.45%	30.42%	(21.28)%	(1.52)%	8.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,447,142	$1,409,379	$1,124,808	$653,809	$673,499	$464,600
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.83%	0.80%	0.85%	0.85%	N/A	N/A
Before fees paid indirectly (a)	0.86%	0.86%	0.88%	0.89%	0.88%	0.86%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	0.97%	1.44%	1.23%	1.13%	N/A	N/A
Before fees paid indirectly (a)	0.94%	1.38%	1.20%	1.09%	0.83%	0.71%
Portfolio turnover rate	23%	41%	49%	75%	81%	57%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IA		2004	2003(e)	2002	2001(e)	2000(e)
Net asset value, beginning of period	$10.00	$10.11	$10.30	$9.88	$9.46	$9.18

Income from investment operations:
Net investment income	0.18	0.32	0.26	0.27	0.37	0.55
Net realized and unrealized gain (loss) on investments	(0.02)	(0.09)	(0.02)	0.60	0.41	0.30

Total from investment operations	0.16	0.23	0.24	0.87	0.78	0.85

Less distributions:
Dividends from net investment income	—	(0.33)	(0.33)	(0.24)	(0.36)	(0.56)
Distributions from realized gains	—	(0.01)	(0.10)	(0.21)	—	(0.01)

Total dividends and distributions	—	(0.34)	(0.43)	(0.45)	(0.36)	(0.57)

Net asset value, end of period	$10.16	$10.00	$10.11	$10.30	$9.88	$9.46

Total return (b)	1.60%	2.13%	2.45%	8.81%	8.23%	9.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$267,415	$296,399	$344,547	$391,662	$241,071	$142,822
Ratio of expenses to average net assets (a)	0.56%	0.56%	0.57%	0.59%	0.62%	0.58%
Ratio of net investment income to average net assets (a)	3.28%	2.95%	2.51%	3.20%	4.84%	5.83%
Portfolio turnover rate	154%	274%	477%	622%	463%	541%

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IB		2004	2003(e)	2002	2001(e)	2000(e)
Net asset value, beginning of period	$9.94	$10.05	$10.24	$9.83	$9.43	$9.15

Income from investment operations:
Net investment income	0.15	0.28	0.23	0.21	0.35	0.52
Net realized and unrealized gain (loss) on investments	(0.01)	(0.08)	(0.02)	0.64	0.39	0.31

Total from investment operations	0.14	0.20	0.21	0.85	0.74	0.83

Less distributions:
Dividends from net investment income	—	(0.30)	(0.30)	(0.23)	(0.34)	(0.54)
Distributions from realized gains	—	(0.01)	(0.10)	(0.21)	—	(0.01)

Total dividends and distributions	—	(0.31)	(0.40)	(0.44)	(0.34)	(0.55)

Net asset value, end of period	$10.08	$9.94	$10.05	$10.24	$9.83	$9.43

Total return (b)	1.41%	1.97%	2.10%	8.58%	7.98%	8.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$571,884	$595,497	$630,578	$545,598	$204,870	$71,267
Ratio of expenses to average net assets (a)	0.81%	0.81%	0.82%	0.84%	0.87%	0.83%
Ratio of net investment income to average net assets (a)	3.03%	2.70%	2.26%	2.95%	4.59%	5.55%
Portfolio turnover rate	154%	274%	477%	622%	463%	541%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO(h)(m)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IA		2004	2003	2002	2001	2000(e)
Net asset value, beginning of period	$11.17	$9.62	$7.24	$8.03	$10.62	$15.03

Income (loss) from investment operations:
Net investment income (loss)	0.13	0.13	0.11	0.01	0.02	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.22)	1.64	2.43	(0.80)	(2.42)	(3.33)

Total from investment operations	(0.09)	1.77	2.54	(0.79)	(2.40)	(3.34)

Less distributions:
Dividends from net investment income	(0.04)	(0.22)	(0.16)	—	—	(0.05)
Distributions from realized gains	— #	—	—	—	(0.19)	(1.02)

Total dividends and distributions	(0.04)	(0.22)	(0.16)	—	(0.19)	(1.07)

Net asset value, end of period	$11.04	$11.17	$9.62	$7.24	$8.03	$10.62

Total return (b)	(0.84)%	18.51%	35.28%	(9.84)%	(22.88)%	(22.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,172,129	$1,212,207	$1,091,319	$876,907	$167,610	$228,325
Ratio of expenses to average net assets:
After waivers (a)	0.85%	0.85%	0.85%	1.02%	N/A	N/A
After waivers and fees paid indirectly (a)	0.84%	0.83%	0.85%	1.00%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.85%	0.85%	0.87%	1.04%	1.10%	1.16	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.32%	1.28%	1.29%	0.60%	N/A	N/A
After waivers and fees paid indirectly (a)	2.33%	1.30%	1.29%	0.62%	N/A	N/A
Before waivers and fees paid indirectly (a)	2.32%	1.28%	1.27%	0.58%	0.17%	(0.03	)%(c)
Portfolio turnover rate	31%	60%	59%	47%	77%	80%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$— #	$— #	N/A	N/A	N/A

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IB		2004	2003	2002	2001	2000(e)
Net asset value, beginning of period	$11.02	$9.50	$7.13	$7.94	$10.55	$14.96

Income (loss) from investment operations:
Net investment income (loss)	0.12	0.10	0.07	0.01	— #	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.22)	1.61	2.44	(0.82)	(2.42)	(3.33)

Total from investment operations	(0.10)	1.71	2.51	(0.81)	(2.42)	(3.34)

Less distributions:
Dividends from net investment income	(0.04)	(0.19)	(0.14)	—	—	(0.05)
Distributions from realized gains	— #	—	—	—	(0.19)	(1.02)

Total dividends and distributions	(0.04)	(0.19)	(0.14)	—	(0.19)	(1.07)

Net asset value, end of period	$10.88	$11.02	$9.50	$7.13	$7.94	$10.55

Total return (b)	(0.95)%	18.10%	35.27%	(10.20)%	(23.23)%	(22.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$727,348	$667,930	$488,571	$205,496	$36,054	$37,171
Ratio of expenses to average net assets:
After waivers (a)	1.10%	1.10%	1.10%	1.27%	N/A	N/A
After waivers and fees paid indirectly (a)	1.09%	1.08%	1.10%	1.25%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.10%	1.10%	1.12%	1.29%	1.35%	1.41	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.07%	1.03%	1.04%	0.35%	N/A	N/A
After waivers and fees paid indirectly (a)	2.08%	1.05%	1.04%	0.37%	N/A	N/A
Before waivers and fees paid indirectly (a)	2.07%	1.03%	1.02%	0.33%	(0.08)%	(0.28	)%(c)
Portfolio turnover rate	31%	60%	59%	47%	77%	80%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$— #	$— #	N/A	N/A	N/A

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IA		2004	2003	2002	2001	2000(e)
Net asset value, beginning of period	$6.81	$6.27	$5.07	$7.35	$9.65	$11.87

Income (loss) from investment operations:
Net investment loss	— #	(0.01)	— #	(0.02)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.03)	0.55	1.20	(2.26)	(2.29)	(2.14)

Total from investment operations	(0.03)	0.54	1.20	(2.28)	(2.30)	(2.15)

Less distributions:
Distributions from realized gains	—	—	—	—	— #	(0.07)

Net asset value, end of period	$6.78	$6.81	$6.27	$5.07	$7.35	$9.65

Total return (b)	(0.44)%	8.61%	23.67%	(31.02)%	(23.83)%	(18.15)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$389,832	$405,919	$355,205	$21,361	$39,076	$49,284
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.85%	0.90%	0.90%	0.90%	0.90%
After waivers and fees paid indirectly (a)	0.76%	0.79%	0.89%	0.89%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.95%	0.95%	0.95%	0.99%	0.96%	0.94%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.18)%	(0.15)%	(0.10)%	(0.24)%	(0.15)%	(0.12)%
After waivers and fees paid indirectly (a)	(0.14)%	(0.09)%	(0.09)%	(0.23)%	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.33)%	(0.25)%	(0.15)%	(0.33)%	(0.21)%	(0.16)%
Portfolio turnover rate	25%	77%	77%	99%	140%	127%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$— #	$0.01	$— #	$0.01	$— #	$—

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IB		2004	2003	2002	2001	2000(e)
Net asset value, beginning of period	$6.72	$6.20	$5.03	$7.31	$9.62	$11.86

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.02)	(0.02)	(0.03)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.02)	0.54	1.19	(2.25)	(2.28)	(2.14)

Total from investment operations	(0.03)	0.52	1.17	(2.28)	(2.31)	(2.17)

Less distributions:
Distributions from realized gains	—	—	—	—	— #	(0.07)

Net asset value, end of period	$6.69	$6.72	$6.20	$5.03	$7.31	$9.62

Total return (b)	(0.45)%	8.39%	23.26%	(31.19)%	(24.01)%	(18.34)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$678,162	$727,261	$725,650	$580,975	$924,331	$1,341,788
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.10%	1.15%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly (a)	1.01%	1.04%	1.14%	1.14%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.20%	1.20%	1.20%	1.24%	1.21%	1.19%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.43)%	(0.40)%	(0.35)%	(0.49)%	(0.40)%	(0.37)%
After waivers and fees paid indirectly (a)	(0.39)%	(0.34)%	(0.34)%	(0.48)%	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.58)%	(0.50)%	(0.40)%	(0.58)%	(0.46)%	(0.40)%
Portfolio turnover rate	25%	77%	77%	99%	140%	127%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$— #	$0.01	$— #	$0.01	$— #	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IA		2004	2003(e)	2002(e)	2001(e)	2000(e)
Net asset value, beginning of period	$10.20	$10.25	$10.17	$9.81	$9.55	$9.11

Income from investment operations:
Net investment income	0.16	0.26	0.24	0.32	0.57	0.60
Net realized and unrealized gain on investments and foreign currency transactions	0.08	0.15	0.12	0.45	0.22	0.44

Total from investment operations	0.24	0.41	0.36	0.77	0.79	1.04

Less distributions:
Dividends from net investment income	—	(0.27)	(0.15)	(0.28)	(0.53)	(0.60)
Distributions from realized gains	(0.03)	(0.19)	(0.13)	(0.13)	—	—

Total dividends and distributions	(0.03)	(0.46)	(0.28)	(0.41)	(0.53)	(0.60)

Net asset value, end of period	$10.41	$10.20	$10.25	$10.17	$9.81	$9.55

Total return (b)	2.33%	3.95%	3.83%	7.91%	8.28%	11.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,735,582	$1,627,106	$1,459,282	$341,209	$309,097	$553,109
Ratio of expenses to average net assets (a)	0.55%	0.56%	0.58%	0.62%	0.60%	0.59%
Ratio of net investment income to average net assets (a)	3.21%	2.55%	2.35%	3.16%	5.31%	6.34%
Portfolio turnover rate	296%	659%	697%	755%	301%	282%

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IB		2004	2003(e)	2002(e)	2001(e)	2000(e)
Net asset value, beginning of period	$10.15	$10.19	$10.12	$9.77	$9.52	$9.09

Income from investment operations:
Net investment income	0.15	0.23	0.22	0.29	0.51	0.57
Net realized and unrealized gain on investments and foreign currency transactions	0.07	0.16	0.11	0.46	0.25	0.45

Total from investment operations	0.22	0.39	0.33	0.75	0.76	1.02

Less distributions:
Dividends from net investment income	—	(0.24)	(0.13)	(0.27)	(0.51)	(0.59)
Distributions from realized gains	(0.03)	(0.19)	(0.13)	(0.13)	—	—

Total dividends and distributions	(0.03)	(0.43)	(0.26)	(0.40)	(0.51)	(0.59)

Net asset value, end of period	$10.34	$10.15	$10.19	$10.12	$9.77	$9.52

Total return (b)	2.14%	3.79%	3.56%	7.68%	8.04%	11.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$458,806	$424,156	$367,273	$189,680	$46,843	$9,159
Ratio of expenses to average net assets (a)	0.80%	0.81%	0.83%	0.87%	0.85%	0.84%
Ratio of net investment income to average net assets (a)	2.96%	2.30%	2.10%	2.91%	4.97%	5.98%
Portfolio turnover rate	296%	659%	697%	755%	301%	282%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO(k)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IA		2004	2003	2002	2001(e)	2000(e)
Net asset value, beginning of period	$14.57	$12.75	$9.02	$12.90	$15.06	$15.11

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.06)	(0.02)	(0.06)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.34)	1.88	3.75	(3.82)	(1.89)	1.99

Total from investment operations	(0.37)	1.82	3.73	(3.88)	(1.95)	1.92

Less distributions:
Distributions from realized gains	—	—	—	—	(0.21)	(1.97)

Net asset value, end of period	$14.20	$14.57	$12.75	$9.02	$12.90	$15.06

Total return (b)	(2.54)%	14.27%	41.35%	(30.08)%	(13.03)%	14.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$457,805	$493,124	$451,408	$317,679	$461,312	$501,596
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.75%	0.73%	0.78%	0.81%	N/A	N/A
Before fees paid indirectly (a)	0.80%	0.81%	0.82%	0.83%	0.81%	0.84%
Ratio of net investment loss to average net assets:
After fees paid indirectly (a)	(0.46)%	(0.48)%	(0.21)%	(0.55)%	N/A	N/A
Before fees paid indirectly (a)	(0.51)%	(0.56)%	(0.25)%	(0.57)%	(0.49)%	(0.37)%
Portfolio turnover rate	54%	81%	114%	110%	110%	142%

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IB		2004	2003	2002	2001(e)	2000(e)
Net asset value, beginning of period	$14.29	$12.54	$8.90	$12.75	$14.92	$15.03

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.09)	(0.04)	(0.08)	(0.08)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.32)	1.84	3.68	(3.77)	(1.88)	1.97

Total from investment operations	(0.37)	1.75	3.64	(3.85)	(1.96)	1.86

Less distributions:
Distributions from realized gains	—	—	—	—	(0.21)	(1.97)

Net asset value, end of period	$13.92	$14.29	$12.54	$8.90	$12.75	$14.92

Total return (b)	(2.59)%	13.96%	40.90%	(30.20)%	(13.28)%	13.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$610,100	$639,666	$552,216	$308,406	$387,833	$360,635
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.00%	0.98%	1.03%	1.06%	N/A	N/A
Before fees paid indirectly (a)	1.05%	1.06%	1.07%	1.08%	1.06%	1.09%
Ratio of net investment loss to average net assets:
After fees paid indirectly (a)	(0.71)%	(0.73)%	(0.46)%	(0.80)%	N/A	N/A
Before fees paid indirectly (a)	(0.76)%	(0.81)%	(0.50)%	(0.82)%	(0.74)%	(0.62)%
Portfolio turnover rate	54%	81%	114%	110%	110%	142%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BEAR STEARNS SMALL COMPANY GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IB		2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of period	$8.28	$7.36		$5.98		$7.87		$8.60		$8.50

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.07)		(0.07)		(0.05)		(0.05)		(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.12)	0.99		1.45		(1.84)		(0.38)		0.20

Total from investment operations	(0.15)	0.92		1.38		(1.89)		(0.43)		0.17

Less distributions:
Distributions from realized gains	—	—		—		—		(0.30)		(0.07)

Net asset value, end of period	$8.13	$8.28		$7.36		$5.98		$7.87		$8.60

Total return (b)	(1.81)%	12.50%		23.08%		(24.02)%		(3.80)%		1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$115,647	$93,964		$83,897		$66,203		$82,591		$82,061
Ratio of expenses to average net assets:
After waivers (a)	1.30%	1.30%		1.29%		1.12%		1.10%		1.11%
After waivers and fees paid indirectly (a)	1.29%	1.30%		1.29%		1.12%		1.10%		1.11%
Before waivers and fees paid indirectly (a)	1.38%	1.43%		1.29%		1.12%		1.10%		1.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.87)%	(0.89)%		(1.03)%		(0.79)%		(0.62)%		(0.32)%
Before waivers and fees paid indirectly (a)	(0.86)%	(0.89)%		(1.03)%		(0.79)%		(0.62)%		(0.32)%
Before waivers and fees paid indirectly (a)	(0.95)%	(1.02)%		(1.03)%		(0.79)%		(0.62)%		(0.32)%
Portfolio turnover rate	147%	199%		85%		37%		40%		47%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01	$	**	$	**	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO(g)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005(e) (Unaudited)	Year Ended December 31,			May 18, 2001* to December 31, 2001
Class IA		2004	2003	2002
Net asset value, beginning of period	$14.21	$12.77	$10.03	$11.77	$12.26

Income from investment operations:
Net investment income	0.12	0.20	0.18	0.18	0.11
Net realized and unrealized gain (loss) on investments	(0.01)	1.55	2.73	(1.76)	(0.26)

Total from investment operations	0.11	1.75	2.91	(1.58)	(0.15)

Less distributions:
Dividends from net investment income	(0.01)	(0.22)	(0.17)	(0.16)	(0.13)
Distributions from realized gains	(0.09)	(0.09)	—	—	(0.21)

Total dividends and distributions	(0.10)	(0.31)	(0.17)	(0.16)	(0.34)

Net asset value, end of period	$14.22	$14.21	$12.77	$10.03	$11.77

Total return (b)	0.84%	13.74%	29.07%	(13.42)%	(1.21)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$278,294	$49,292	$32,274	$21,214	$18,000
Ratio of expenses to average net assets:
After waivers (a)	0.67%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.63%	0.70%	0.70%	0.69%	N/A
Before waivers and fees paid indirectly (a)	0.67%	0.70%	0.70%	0.73%	0.73%
Ratio of net investment income to average net assets:
After waivers (a)	1.68%	1.74%	1.82%	1.77%	1.69%
After waivers and fees paid indirectly (a)	1.72%	1.74%	1.82%	1.78%	N/A
Before waivers and fees paid indirectly (a)	1.68%	1.74%	1.82%	1.75%	1.66%
Portfolio turnover rate	11%	28%	21%	13%	90%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$— #	$— #	$— #

	Six Months Ended June 30, 2005(e) (Unaudited)	Year Ended December 31,
Class IB		2004	2003	2002	2001	2000
Net asset value, beginning of period	$14.20	$12.76	$10.03	$11.77	$11.73	$12.06

Income from investment operations:
Net investment income.	0.10	0.18	0.15	0.14	0.11	0.09
Net realized and unrealized gain (loss) on investments	— #	1.53	2.73	(1.74)	0.25	(0.33)

Total from investment operations	0.10	1.71	2.88	(1.60)	0.36	(0.24)

Less distributions:
Dividends from net investment income	(0.01)	(0.18)	(0.15)	(0.14)	(0.11)	(0.09)
Distributions from realized gains	(0.09)	(0.09)	—	—	(0.21)	—

Total dividends and distributions	(0.10)	(0.27)	(0.15)	(0.14)	(0.32)	(0.09)

Net asset value, end of period	$14.20	$14.20	$12.76	$10.03	$11.77	$11.73

Total return (b)	0.70%	13.46%	28.73%	(13.61)%	3.09%	(1.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,089,490	$2,006,001	$1,508,256	$800,212	$608,741	$176,049
Ratio of expenses to average net assets:
After waivers (a)	0.92%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.88%	0.95%	0.95%	0.94%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.92%	0.95%	0.95%	0.98%	0.98%	0.95%
Ratio of net investment income to average net assets:
After waivers (a)	1.43%	1.49%	1.57%	1.52%	1.40%	0.91%
After waivers and fees paid indirectly (a)	1.47%	1.49%	1.57%	1.53%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.43%	1.49%	1.57%	1.50%	1.37%	0.91%
Portfolio turnover rate	11%	28%	21%	13%	90%	33%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$— #	$— #	$— #	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005 (Unaudited)	December 13, 2004* to December 31, 2004(e)
Net asset value, beginning of period	$6.06	$5.99

Income from investment operations:
Net investment income	0.07	0.01
Net realized and unrealized gain on investments and foreign currency transactions	0.03	0.15

Total from investment operations	0.10	0.16

Less distributions:
Dividends from net investment income	—	(0.09)

Net asset value, end of period	$6.16	$6.06

Total return (b)	1.65%	1.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$102,725	$117,151
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80	%(c)
After waivers and fees paid indirectly (a)	0.78%	0.80	%(c)
Before waivers and fees paid indirectly (a)	0.83%	0.89	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	2.16%	1.85	%(c)
After waivers and fees paid indirectly (a)	2.18%	1.85	%(c)
Before waivers and fees paid indirectly (a)	2.13%	1.76	%(c)
Portfolio turnover rate	56%	55%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$—	#

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IB		2004(e)	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of period	$6.07	$5.27		$4.22		$5.02		$5.69		$5.37

Income from investment operations:
Net investment income.	0.04	0.09		0.08		0.07		0.07		0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.05	0.85		1.04		(0.81)		(0.69)		0.26

Total from investment operations	0.09	0.94		1.12		(0.74)		(0.62)		0.34

Less distributions:
Dividends from net investment income	—	(0.14)		(0.07)		(0.06)		(0.05)		(0.02)

Net asset value, end of period	$6.16	$6.07		$5.27		$4.22		$5.02		$5.69

Total return (b)	1.48%	17.88%		26.65%		(14.76)%		(10.75)%		6.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$196,972	$92,294		$48,094		$37,716		$40,506		$32,829
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%		1.05%		0.90%		0.88%		0.88%
After waivers and fees paid indirectly (a)	1.03%	1.05%		N/A		N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	1.08%	1.21%		1.06%		0.90%		0.88%		0.88%
Ratio of net investment income to average net assets:
After waivers (a)	1.91%	1.60%		1.70%		1.44%		1.43%		1.43%
After waivers and fees paid indirectly (a)	1.93%	1.60%		N/A		N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	1.88%	1.44%		1.69%		1.44%		1.43%		1.43%
Portfolio turnover rate	56%	55%		103%		35%		36%		37%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$	**	$	**	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,		October 2, 2002* to December 31, 2002
Class IA		2004	2003
Net asset value, beginning of period	$7.84	$7.55	$5.88	$5.64

Income (loss) from investment operations:
Net investment loss	— #	— #	(0.01)	— #
Net realized and unrealized gain (loss) on investments	(0.07)	0.29	1.68	0.24

Total from investment operations	(0.07)	0.29	1.67	0.24

Net asset value, end of period	$7.77	$7.84	$7.55	$5.88

Total return (b)	(0.89)%	3.84%	28.40%	4.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$67	$68	$65	$51
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%	0.80%
After waivers and fees paid indirectly (a)	0.77%	0.75%	0.75%	0.70%
Before waivers and fees paid indirectly (a)	0.87%	0.94%	1.20%	1.82%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.05)%	— %‡‡	(0.20)%	(0.13)%
After waivers and fees paid indirectly (a)	(0.02)%	0.05%	(0.15)%	(0.03)%
Before waivers and fees paid indirectly (a)	(0.12)%	(0.14)%	(0.60)%	(1.15)%
Portfolio turnover rate	85%	38%	54%	130%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01	$0.03	$0.02

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IB		2004	2003	2002	2001	2000
Net asset value, beginning of period	$7.79	$7.52	$5.88	$7.99	$9.64	$10.76

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.01)	(0.02)	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.07)	0.28	1.66	(2.10)	(1.37)	(0.34)

Total from investment operations	(0.08)	0.27	1.64	(2.11)	(1.39)	(0.35)

Less distributions:
Distributions from realized gains	—	—	—	—	(0.26)	(0.77)

Net asset value, end of period	$7.71	$7.79	$7.52	$5.88	$7.99	$9.64

Total return (b)	(1.03)%	3.59%	27.89%	(26.41)%	(14.74)%	(2.87)%

Ratios/Supplemental Data:
Net assets, end of period (000’s).	$53,821	$47,244	$33,711	$11,064	$5,898	$3,922
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.02%	1.00%	1.00%	0.95%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.12%	1.19%	1.45%	2.07%	2.36%	2.37%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.30)%	(0.25)%	(0.45)%	(0.38)%	(0.33)%	(0.11)%
After waivers and fees paid indirectly (a)	(0.27)%	(0.20)%	(0.40)%	(0.28)%	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.37)%	(0.39)%	(0.85)%	(1.40)%	(1.64)%	(1.43)%
Portfolio turnover rate	85%	38%	54%	130%	46%	81%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$— #	$0.01	$0.02	$0.04	$0.08	$0.10

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,		October 2, 2002* to December 31, 2002
Class IA		2004	2003
Net asset value, beginning of period	$12.43	$11.84	$9.56	$9.28

Income from investment operations:
Net investment income	0.01	0.12	0.04	0.01
Net realized and unrealized gain on investments and foreign currency transactions	(0.57)	0.57	2.28	0.31

Total from investment operations	(0.56)	0.69	2.32	0.32

Less distributions:
Dividends from net investment income	(0.03)	(0.10)	(0.04)	(0.04)

Net asset value, end of period	$11.84	$12.43	$11.84	$9.56

Total return (b)	(4.54)%	5.81%	24.27%	3.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$119	$126	$117	$51
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%	0.42%	0.68%	0.67%
Before waivers and fees paid indirectly (a)	0.74%	0.74%	0.78%	0.77%
Ratio of net investment income to average net assets:
After waivers (a)	0.17%	0.71%	0.35%	0.33%
After waivers and fees paid indirectly (a)	0.18%	0.99%	0.37%	0.36%
Before waivers and fees paid indirectly (a)	0.13%	0.67%	0.27%	0.26%
Portfolio turnover rate	10%	133%	62%	147%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$0.01	$— #

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IB		2004	2003	2002	2001	2000
Net asset value, beginning of period	$12.46	$11.87	$9.58	$13.03	$17.24	$21.41

Income (loss) from investment operations:
Net investment income (loss)	— #	0.09	0.01	0.01	— #	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.58)	0.56	2.29	(3.45)	(4.21)	(3.70)

Total from investment operations	(0.58)	0.65	2.30	(3.44)	(4.21)	(3.74)

Less distributions:
Dividends from net investment income	(0.03)	(0.06)	(0.01)	(0.01)	—	—
Distributions from realized gains	—	—	—	—	—	(0.43)

Total dividends and distributions	(0.03)	(0.06)	(0.01)	(0.01)	—	(0.43)

Net asset value, end of period	$11.85	$12.46	$11.87	$9.58	$13.03	$17.24

Total return (b)	(4.69)%	5.53%	24.05%	(26.39)%	(24.42)%	(17.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$252,980	$254,282	$263,715	$199,462	$299,380	$397,968
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.94%	0.67%	0.93%	0.92%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.99%	0.99%	1.03%	1.02%	0.98%	0.97%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.08)%	0.46%	0.10%	0.08%	(0.02)%	(0.25)%
After waivers and fees paid indirectly (a)	(0.07)%	0.74%	0.12%	0.11%	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.12)%	0.42%	0.02%	0.01%	(0.05)%	(0.23)%
Portfolio turnover rate	10%	133%	62%	147%	95%	81%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$— #	$0.01	$0.01	$0.01	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,		March 25, 2002* to December 31, 2002
Class IA		2004	2003
Net asset value, beginning of period	$10.80	$9.64	$7.35	$8.77

Income from investment operations:
Net investment income	0.14	0.09	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.33)	1.24	2.34	(1.35)

Total from investment operations	(0.19)	1.33	2.41	(1.30)

Less distributions:
Dividends from net investment income	—	(0.17)	(0.12)	(0.12)

Net asset value, end of period	$10.61	$10.80	$9.64	$7.35

Total return (b)	(1.76)%	13.86%	33.05%	(14.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$105,112	$74,741	$320	$84
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.92%	0.92%	0.93%	0.92%
Before waivers and fees paid indirectly (a)	0.98%	1.02%	1.06%	1.14%
Ratio of net investment income to average net assets:
After waivers (a)	2.21%	0.98%	0.90%	0.76%
After waivers and fees paid indirectly (a)	2.24%	1.01%	0.92%	0.79%
Before waivers and fees paid indirectly (a)	2.18%	0.91%	0.79%	0.57%
Portfolio turnover rate	12%	19%	12%	23%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$0.01	$0.01

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IB		2004	2003	2002	2001	2000
Net asset value, beginning of period	$10.81	$9.64	$7.35	$8.77	$11.28	$14.10

Income from investment operations:
Net investment income	0.11	0.08	0.05	0.06	0.04	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.31)	1.23	2.34	(1.37)	(2.38)	(2.68)

Total from investment operations	(0.20)	1.31	2.39	(1.31)	(2.34)	(2.58)

Less distributions:
Dividends from net investment income	—	(0.14)	(0.10)	(0.11)	(0.14)	(0.07)
Distributions from realized gains	—	—	—	—	(0.03)	(0.17)

Total dividends and distributions	—	(0.14)	(0.10)	(0.11)	(0.17)	(0.24)

Net asset value, end of period	$10.61	$10.81	$9.64	$7.35	$8.77	$11.28

Total return (b)	(1.85)%	13.68%	32.54%	(15.00)%	(20.89)%	(19.19)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$645,638	$609,846	$357,162	$125,521	$101,683	$110,486
Ratio of expenses to average net assets:
After waivers (a)	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
After waivers and fees paid indirectly (a)	1.17%	1.17%	1.18%	1.17%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.23%	1.27%	1.31%	1.39%	1.39%	1.28%
Ratio of net investment income to average net assets:
After waivers (a)	1.96%	0.73%	0.65%	0.51%	0.39%	0.37%
After waivers and fees paid indirectly (a)	1.99%	0.76%	0.67%	0.54%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.93%	0.66%	0.54%	0.32%	0.20%	0.29%
Portfolio turnover rate	12%	19%	12%	23%	38%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$0.01	$0.01	$0.02	$0.02

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO(i)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,		March 25, 2002* to December 31, 2002
Class IA		2004(e)	2003
Net asset value, beginning of period	$11.86	$10.75	$8.22	$10.84

Income from investment operations:
Net investment income	0.04	0.10	0.05	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.15)	1.11	2.54	(2.71)

Total from investment operations	(0.11)	1.21	2.59	(2.60)

Less distributions:
Dividends from net investment income	(0.01)	(0.10)	(0.06)	(0.02)

Net asset value, end of period	$11.74	$11.86	$10.75	$8.22

Total return (b)	(0.94)%	11.28%	31.55%	(23.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$744	$523	$210	$82
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%	0.65%	0.68%	0.18%
Before waivers and fees paid indirectly (a)	0.70%	0.70%	0.72%	0.81%
Ratio of net investment income to average net assets:
After waivers (a)	0.76%	0.82%	0.63%	0.75%
After waivers and fees paid indirectly (a)	0.77%	0.87%	0.65%	1.27%
Before waivers and fees paid indirectly (a)	0.76%	0.82%	0.61%	0.64%
Portfolio turnover rate	16%	20%	24%	222%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$— #	$0.01

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004(e)	2003	2002	2001	2000
Net asset value, beginning of period	$11.86	$10.76	$8.22	$10.93	$11.18	$10.69

Income from investment operations:
Net investment income	0.03	0.07	0.03	0.04	0.02	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.14)	1.10	2.55	(2.73)	(0.25)	0.59

Total from investment operations	(0.11)	1.17	2.58	(2.69)	(0.23)	0.63

Less distributions:
Dividends from net investment income	(0.01)	(0.07)	(0.04)	(0.02)	(0.02)	(0.04)
Distributions from realized gains	—	—	—	—	—	(0.10)

Total dividends and distributions	(0.01)	(0.07)	(0.04)	(0.02)	(0.02)	(0.14)

Net asset value, end of period	$11.74	$11.86	$10.76	$8.22	$10.93	$11.18

Total return (b)	(0.94)%	10.89%	31.41%	(24.62)%	(2.04)%	5.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$991,873	$1,028,221	$877,404	$563,396	$111,944	$77,959
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.94%	0.90%	0.93%	0.43%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.95%	0.95%	0.97%	1.06%	1.05%	1.06%
Ratio of net investment income to average net assets:
After waivers (a)	0.51%	0.57%	0.38%	0.50%	0.26%	0.47%
After waivers and fees paid indirectly (a)	0.52%	0.62%	0.40%	1.02%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.51%	0.57%	0.36%	0.39%	0.16%	0.37%
Portfolio turnover rate	16%	20%	24%	222%	30%	38%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$— #	$— #	$0.01	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO(l)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,		March 25, 2002* to December 31, 2002
Class IA		2004	2003
Net asset value, beginning of period	$11.50	$10.57	$7.77	$10.12

Income from investment operations:
Net investment income	0.04	0.06	0.03	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.18)	0.95	2.82	(2.35)

Total from investment operations	(0.14)	1.01	2.85	(2.30)

Less distributions:
Dividends from net investment income	(0.01)	(0.08)	(0.05)	(0.05)
Distributions from realized gains	(0.08)	—	—	—

Total dividends and distributions	(0.09)	(0.08)	(0.05)	(0.05)

Net asset value, end of period	$11.27	$11.50	$10.57	$7.77

Total return (b)	(1.21)%	9.58%	36.72%	(22.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,593	$4,152	$1,359	$93
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.68%	0.68%	0.68%	0.66%
Before waivers and fees paid indirectly (a)	0.70%	0.70%	0.72%	0.77%
Ratio of net investment income to average net assets:
After waivers (a)	0.76%	0.74%	0.60%	0.68%
After waivers and fees paid indirectly (a)	0.78%	0.76%	0.62%	0.72%
Before waivers and fees paid indirectly (a)	0.76%	0.74%	0.58%	0.61%
Portfolio turnover rate	10%	19%	15%	30%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$— #	$— #	$— #

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IB		2004	2003	2002	2001	2000
Net asset value, beginning of period	$11.50	$10.57	$7.77	$10.22	$10.46	$10.32

Income from investment operations:
Net investment income	0.03	0.05	0.02	0.03	0.03	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.18)	0.93	2.81	(2.45)	(0.24)	0.30

Total from investment operations	(0.15)	0.98	2.83	(2.42)	(0.21)	0.35

Less distributions:
Dividends from net investment income	(0.01)	(0.05)	(0.03)	(0.03)	(0.03)	(0.05)
Distributions from realized gains	(0.08)	—	—	—	— #	(0.16)

Total dividends and distributions	(0.09)	(0.05)	(0.03)	(0.03)	(0.03)	(0.21)

Net asset value, end of period	$11.26	$11.50	$10.57	$7.77	$10.22	$10.46

Total return (b)	(1.30)%	9.30%	36.38%	(23.68)%	(2.01)%	3.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,050,715	$1,040,979	$752,983	$273,334	$198,364	$136,485
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.93%	0.93%	0.93%	0.91%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.95%	0.95%	0.97%	1.02%	1.01%	1.01%
Ratio of net investment income to average net assets:
After waivers (a)	0.51%	0.49%	0.35%	0.43%	0.32%	0.60%
After waivers and fees paid indirectly (a)	0.53%	0.51%	0.37%	0.47%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.51%	0.49%	0.33%	0.36%	0.26%	0.54%
Portfolio turnover rate	10%	19%	15%	30%	36%	43%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$— #	$— #	$— #	$— #	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IB		2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of period	$4.70	$4.82		$4.04		$4.34		$4.48		$5.06

Income from investment operations:
Net investment income	0.15	0.35		0.33		0.36		0.40		0.46
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.11)	0.10		0.54		(0.30)		(0.14)		(0.58)

Total from investment operations	0.04	0.45		0.87		0.06		0.26		(0.12)

Less distributions:
Dividends from net investment income	— #	(0.57)		(0.09)		(0.36)		(0.40)		(0.46)

Net asset value, end of period	$4.74	$4.70		$4.82		$4.04		$4.34		$4.48

Total return (b)	0.93%	9.70%		22.64%		1.51%		5.90%		(2.52)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$86,765	$86,676		$90,014		$77,130		$107,686		$88,336
Ratio of expenses to average net assets:
After waivers (a)	0.85%	0.85%		0.79%		0.79%		0.77%		0.75%
After waivers and fees paid indirectly (a)	0.85%	N/A		N/A		N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	1.04%	0.97%		0.79%		0.79%		0.77%		0.75%
Ratio of net investment income to average net assets:
After waivers (a)	6.82%	6.61%		7.53%		8.61%		8.92%		9.57%
After waivers and fees paid indirectly (a)	6.82%	N/A		N/A		N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	6.63%	6.49%		7.53%		8.61%		8.92%		9.57%
Portfolio turnover rate	27%	66%		60%		81%		73%		54%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$	**	$	**	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE CAPITAL APPRECIATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IB		2004	2003(e)	2002(e)	2001(e)	2000(e)
Net asset value, beginning of period	$7.16	$6.29	$4.73	$5.69	$7.09	$8.65

Income (loss) from investment operations:
Net investment income (loss)	— #	(0.02)	(0.01)	(0.01)	— #	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.03)	0.89	1.57	(0.95)	(1.36)	(1.20)

Total from investment operations	(0.03)	0.87	1.56	(0.96)	(1.36)	(1.15)

Less distributions:
Dividends from net investment income	—	—	—	—	(0.04)	—
Distributions from realized gains	—	—	—	—	—	(0.41)

Total dividends and distributions	—	—	—	—	(0.04)	(0.41)

Net asset value, end of period	$7.13	$7.16	$6.29	$4.73	$5.69	$7.09

Total return (b)	(0.42)%	13.83%	32.98%	(16.87)%	(19.11)%	(13.82)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$52,584	$56,035	$54,637	$43,614	$57,542	$72,982
Ratio of expenses to average net assets:
After waivers (a)	1.20%	N/A	1.05%	0.88%	0.87%	0.86%
After waivers and fees paid indirectly (a)	1.19%	1.19%	1.01%	0.87%	0.86%	0.86%
Before waivers and fees paid indirectly (a)	1.20%	N/A	1.05%	0.88%	0.87%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.07)%	N/A	(0.26)%	(0.15)%	(0.04)%	0.62%
After waivers and fees paid indirectly (a)	(0.06)%	(0.18)%	(0.21)%	(0.14)%	(0.03)%	0.62%
Before waivers and fees paid indirectly (a)	(0.07)%	N/A	(0.26)%	(0.15)%	(0.04)%	0.62%
Portfolio turnover rate	35%	68%	75%	109%	115%	123%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE DEEP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	May 1, 2003* to December 31, 2003(e)
Net asset value, beginning of period	$12.76	$12.20		$10.00

Income from investment operations:
Net investment income	0.06	0.12		0.07
Net realized and unrealized gain on investments and foreign currency transactions	(0.04)	0.94		2.25

Total from investment operations	0.02	1.06		2.32

Less distributions:
Dividends from net investment income	(0.01)	(0.11)		(0.05)
Distributions from realized gains	—	(0.39)		(0.07)

Total dividends and distributions	(0.01)	(0.50)		(0.12)

Net asset value, end of period	$12.77	$12.76		$12.20

Total return (b)	0.13%	8.90%		23.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,900	$6,189		$4,366
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%	1.05%		1.05%
After waivers, reimbursements and fees paid indirectly (a)	1.04%	N/A		N/A
Before waivers, reimbursements and fees paid indirectly (a)	2.37%	2.28%		1.69%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.03%	1.08%		1.23%
After waivers, reimbursements and fees paid indirectly (a)	1.04%	N/A		N/A
Before waivers, reimbursements and fees paid indirectly (a)	(0.29)%	(0.15)%		0.59%
Portfolio turnover rate	13%	36%		23%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.08	$0.15	$	* *

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE GLOBAL SOCIALLY RESPONSIVE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	Six Months Ended June 30, 2005 (Unaudited)	December 31,			January 24, 2002* to December 31, 2002(e)
		2004	2003(e)
Net asset value, beginning of period	$11.75	$10.83		$8.57		$10.00

Income from investment operations:
Net investment income	0.05	0.09		0.04		0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.36)	1.29		2.25		(1.44)

Total from investment operations	(0.31)	1.38		2.29		(1.40)

Less distributions:
Dividends from net investment income	—	(0.09)		(0.03)		(0.03)
Distributions from realized gains	(0.21)	(0.37)		—		—

Total dividends and distributions	(0.21)	(0.46)		(0.03)		(0.03)

Net asset value, end of period	$11.23	$11.75		$10.83		$8.57

Total return (b)	(2.63)%	12.84%		26.73%		(13.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,846	$5,072		$4,085		$1,223
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%	1.30%		1.30%		1.30%
After waivers, reimbursements and fees paid indirectly (a)	1.28%	N/A		N/A		N/A
Before waivers, reimbursements and fees paid indirectly (a)	2.91%	2.67%		1.56%		2.84%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.94%	0.74%		0.41%		0.42%
After waivers, reimbursements and fees paid indirectly (a)	0.96%	N/A		N/A		N/A
Before waivers, reimbursements and fees paid indirectly (a)	(0.67)%	(0.63)%		0.15%		(1.12)%
Portfolio turnover rate	20%	45%		34%		46%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.09	$0.15	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE MANAGED PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of period	$19.28	$18.27		$15.28		$19.60		$24.19		$36.30

Income from investment operations:
Net investment income	0.12	0.29		0.19		0.14		0.13		0.45
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.02)	1.25		2.99		(4.30)		(3.10)		(0.23)

Total from investment operations	0.10	1.54		3.18		(4.16)		(2.97)		0.22

Less distributions:
Dividends from net investment income	—	(0.53)		(0.19)		(0.16)		(0.48)		(0.75)
Distributions from realized gains	—	—		—		—		(1.14)		(11.58)

Total dividends and distributions	—	(0.53)		(0.19)		(0.16)		(1.62)		(12.33)

Net asset value, end of period	$19.38	$19.28		$18.27		$15.28		$19.60		$24.19

Total return (b)	0.52%	8.57%		20.91%		(21.20)%		(11.15)%		1.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$587,651	$639,576		$693,844		$663,595		$1,074,983		$1,452,864
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%		1.05%		0.88%		0.88%		0.82%
After waivers and fees paid indirectly (a)	1.02%	1.05%		1.04%		0.85%		0.84%		0.82%
Before waivers and fees paid indirectly (a)	1.12%	1.15%		1.05%		0.88%		0.88%		0.82%
Ratio of net investment income to average net assets:
After waivers (a)	1.23%	1.31%		1.13%		0.82%		0.56%		1.44%
After waivers and fees paid indirectly (a)	1.26%	1.31%		1.14%		0.85%		0.60%		1.44%
Before waivers and fees paid indirectly (a)	1.16%	1.21%		1.13%		0.82%		0.56%		1.44%
Portfolio turnover rate	32%	67%		71%		109%		141%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$	**	$	**	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE MULTI-CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of period	$7.97	$7.41		$5.51		$8.43		$10.15		$14.63

Income (loss) from investment operations:
Net investment loss	— #	(0.03)		(0.04)		(0.05)		(0.02)		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.07)	0.59		1.94		(2.87)		(1.70)		(4.45)

Total from investment operations	(0.07)	0.56		1.90		(2.92)		(1.72)		(4.47)

Less distributions:
Distributions from realized gains	—	—		—		—		—		(0.01)

Net asset value, end of period	$7.90	$7.97		$7.41		$5.51		$8.43		$10.15

Total return (b)	(0.88)%	7.56%		34.48%		(34.64)%		(16.95)%		(30.59)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$56,548	$63,468		$68,053		$52,586		$99,957		$128,714
Ratio of expenses to average net assets:
After waivers (a)	1.40%	1.40%		1.30%		1.13%		1.10%		1.10%
After waivers and fees paid indirectly (a)	1.34%	1.20%		1.30%		1.13%		1.10%		1.10%
Before waivers and fees paid indirectly (a)	1.46%	1.45%		1.30%		1.13%		1.10%		1.10%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.14)%	(0.57)%		(0.68)%		(0.68)%		(0.23)%		(0.13)%
After waivers and fees paid indirectly (a)	(0.08)%	(0.37)%		(0.68)%		(0.68)%		(0.23)%		(0.13)%
Before waivers and fees paid indirectly (a)	(0.19)%	(0.62)%		(0.68)%		(0.68)%		(0.23)%		(0.13)%
Portfolio turnover rate	26%	257%		164%		192%		107%		128%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$— #	$— #	$	**	$	**	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO(f)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IA		2004	2003	2002	2001(e)	2000(e)
Net asset value, beginning of period	$23.24	$21.38	$16.92	$22.05	$25.34	$29.57

Income from investment operations:
Net investment income	0.18	0.39	0.28	0.26	0.26	0.25
Net realized and unrealized gain (loss) on investments	(0.39)	1.85	4.47	(5.15)	(3.28)	(3.13)

Total from investment operations	(0.21)	2.24	4.75	(4.89)	(3.02)	(2.88)

Less distributions:
Dividends from net investment income	— #	(0.38)	(0.29)	(0.22)	(0.25)	(0.19)
Distributions from realized gains	—	—	—	(0.02)	(0.02)	(1.16)

Total dividends and distributions	— #	(0.38)	(0.29)	(0.24)	(0.27)	(1.35)

Net asset value, end of period	$23.03	$23.24	$21.38	$16.92	$22.05	$25.34

Total return (b)	(0.90)%	10.50%	28.14%	(22.19)%	(11.95)%	(9.58)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,551,469	$1,633,378	$1,560,563	$1,256,522	$1,775,556	$2,106,901
Ratio of expenses to average net assets (a)	0.30%	0.30%	0.31%	0.32%	0.31%	0.32%
Ratio of net investment income to average net assets (a)	1.54%	1.75%	1.48%	1.30%	1.08%	0.87%
Portfolio turnover rate	2%	1%	— ‡%	8%	3%	17%

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002	2001(e)	2000(e)
Net asset value, beginning of period	$23.13	$21.28	$16.84	$21.95	$25.22	$29.50

Income from investment operations:
Net investment income	0.14	0.31	0.19	0.18	0.20	0.16
Net realized and unrealized gain (loss) on investments	(0.38)	1.86	4.49	(5.09)	(3.26)	(3.11)

Total from investment operations	(0.24)	2.17	4.68	(4.91)	(3.06)	(2.95)

Less distributions:
Dividends from net investment income	— #	(0.32)	(0.24)	(0.18)	(0.19)	(0.17)
Distributions from realized gains	—	—	—	(0.02)	(0.02)	(1.16)

Total dividends and distributions	— #	(0.32)	(0.24)	(0.20)	(0.21)	(1.33)

Net asset value, end of period	$22.89	$23.13	$21.28	$16.84	$21.95	$25.22

Total return (b)	(1.03)%	10.21%	27.83%	(22.39)%	(12.15)%	(9.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,940,965	$1,951,348	$1,589,054	$860,185	$925,533	$928,578
Ratio of expenses to average net assets (a)	0.55%	0.55%	0.56%	0.57%	0.56%	0.57%
Ratio of net investment income to average net assets (a)	1.29%	1.50%	1.23%	1.05%	0.83%	0.58%
Portfolio turnover rate	2%	1%	— ‡%	8%	3%	17%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,		October 2, 2002* to December 31, 2002
		2004	2003
Net asset value, beginning of period	$8.98	$8.41	$6.08	$5.98

Income (loss) from investment operations:
Net investment income (loss)	— #	0.05	— #	0.01
Net realized and unrealized gain on investments	(0.33)	0.57	2.33	0.09

Total from investment operations	(0.33)	0.62	2.33	0.10

Less distributions:
Dividends from net investment income	— #	(0.05)	—	—
Distributions from realized gains	(0.06)	—	—	—

Total dividends and distributions	(0.06)	(0.05)	—	—

Net asset value, end of period	$8.59	$8.98	$8.41	$6.08

Total return (b)	(3.62)%	7.35%	38.55%	1.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$298	$89	$75	$50
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.49%	0.32%	0.59%	0.51%
Before waivers and fees paid indirectly (a)	0.74%	0.76%	0.90%	1.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.01)%	0.27%	(0.19)%	(0.04)%
After waivers and fees paid indirectly (a)	0.20%	0.65%	(0.08)%	0.15%
Before waivers and fees paid indirectly (a)	(0.05)%	0.21%	(0.39)%	(0.64)%
Portfolio turnover rate	67%	160%	161%	177%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$— #	$0.01	$0.01

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000
Net asset value, beginning of period	$8.95	$8.39	$6.07	$7.99	$9.63	$10.93

Income (loss) from investment operations:
Net investment income (loss)	— #	0.03	(0.01)	— #	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	(0.34)	0.55	2.33	(1.92)	(1.62)	(1.30)

Total from investment operations	(0.34)	0.58	2.32	(1.92)	(1.64)	(1.28)

Less distributions:
Dividends from net investment income	— #	(0.02)	—	—	— #	(0.02)
Distributions from realized gains	(0.06)	—	—	—	—	—

Total dividends and distributions	(0.06)	(0.02)	—	—	— #	(0.02)

Net asset value, end of period	$8.55	$8.95	$8.39	$6.07	$7.99	$9.63

Total return (b)	(3.75)%	6.97%	38.22%	(24.03)%	(17.02)%	(11.66)%

Ratios/Supplemental Data:
Net assets, end of period (000’s).	$183,569	$193,160	$109,660	$25,146	$13,506	$8,676
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.95%	0.95%	0.95%	0.98%
After waivers and fees paid indirectly (a)	0.74%	0.57%	0.84%	0.76%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.99%	1.01%	1.15%	1.54%	1.89%	1.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.26)%	0.02%	(0.44)%	(0.29)%	(0.29)%	0.31%
After waivers and fees paid indirectly (a)	(0.05)%	0.40%	(0.33)%	(0.10)%	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.30)%	(0.04)%	(0.64)%	(0.89)%	(1.23)%	(0.47)%
Portfolio turnover rate	67%	160%	161%	177%	227%	115%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01	$0.01	$0.03	$0.06	$0.04

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,		March 25, 2002* to December 31, 2002
		2004	2003
Net asset value, beginning of period	$11.13	$10.20	$7.08	$8.57

Income from investment operations:
Net investment income	0.01	0.05	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.32)	1.59	3.11	(1.50)

Total from investment operations	(0.31)	1.64	3.12	(1.49)

Less distributions:
Dividends from net investment income	—	(0.07)	—	— #
Distributions from realized gains	(0.31)	(0.64)	—	—

Total dividends and distributions	(0.31)	(0.71)	—	— #

Net asset value, end of period	$10.51	$11.13	$10.20	$7.08

Total return (b)	(2.88)%	16.32%	44.07%	(17.37)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,125	$7,931	$2,835	$106
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%	0.75%	0.75%
After waivers and fees paid indirectly (a)	0.72%	0.71%	0.63%	0.66%
Before waivers and fees paid indirectly (a)	0.75%	0.76%	0.78%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.17%	0.62%	0.04%	0.02%
After waivers and fees paid indirectly (a)	0.20%	0.66%	0.16%	0.11%
Before waivers and fees paid indirectly (a)	0.17%	0.61%	0.01%	(0.06)%
Portfolio turnover rate	66%	123%	159%	214%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$— #	$— #	$— #

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,				September 1, 2000* to December 31, 2000
		2004	2003	2002	2001
Net asset value, beginning of period	$11.08	$10.15	$7.07	$8.67	$10.02	$10.00

Income (loss) from investment operations:
Net investment income (loss)	— #	0.04	(0.01)	— #	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.32)	1.57	3.09	(1.60)	(1.35)	0.03

Total from investment operations	(0.32)	1.61	3.08	(1.60)	(1.34)	0.04

Less distributions:
Dividends from net investment income	—	(0.04)	—	— #	(0.01)	(0.02)
Distributions from realized gains	(0.31)	(0.64)	—	—	—	—

Total dividends and distributions	(0.31)	(0.68)	—	— #	(0.01)	(0.02)

Net asset value, end of period	$10.45	$11.08	$10.15	$7.07	$8.67	$10.02

Total return (b)	(2.90)%	16.01%	43.56%	(18.44)%	(13.42)%	0.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,192,445	$1,161,685	$792,096	$279,947	$177,447	$45,790
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)	0.97%	0.96%	0.88%	0.91%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.00%	1.01%	1.03%	1.08%	1.22%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.08)%	0.37%	(0.21)%	(0.23)%	0.26%	1.17%
After waivers and fees paid indirectly (a)	(0.05)%	0.41%	(0.09)%	(0.14)%	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.08)%	0.36%	(0.24)%	(0.31)%	0.04%	0.94%
Portfolio turnover rate	66%	123%	159%	214%	231%	42%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$— #	$— #	$— #	$0.01	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004(e)	2003	2002	2001	2000(e)
Net asset value, beginning of period	$14.05	$13.09	$9.85	$11.61	$11.21	$10.76

Income from investment operations:
Net investment income	0.04	0.03	0.09	0.11	0.12	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.45	2.20	3.22	(1.79)	0.36	0.48

Total from investment operations	0.49	2.23	3.31	(1.68)	0.48	0.58

Less distributions:
Dividends from net investment income	— #	—	(0.07)	(0.08)	(0.08)	(0.13)
Distributions from realized gains	(0.30)	(1.27)	—	—	—	—

Total dividends and distributions	(0.30)	(1.27)	(0.07)	(0.08)	(0.08)	(0.13)

Net asset value, end of period	$14.24	$14.05	$13.09	$9.85	$11.61	$11.21

Total return (b)	3.55%	18.14%	33.58%	(14.49)%	4.29%	5.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,640	$8,178	$26,522	$18,779	$18,087	$7,269
Ratio of expenses to average net assets:
After waivers (a)	0.79%	0.82%	0.85%	0.85%	0.85%	0.82	%(c)
After waivers and fees paid indirectly (a)	0.77%	0.80%	0.79%	0.83%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.79%	0.82%	0.85%	0.85%	0.86%	0.87	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.71%	0.21%	0.75%	1.00%	1.28%	1.42	%(c)
After waivers and fees paid indirectly (a)	0.73%	0.23%	0.81%	1.02%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.71%	0.21%	0.75%	1.00%	1.27%	1.37	%(c)
Portfolio turnover rate	29%	74%	160%	98%	106%	196%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—	$— #	$0.01

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004(e)	2003	2002	2001	2000(e)
Net asset value, beginning of period	$14.00	$13.08	$9.84	$11.61	$11.22	$10.78

Income from investment operations:
Net investment income	0.03	— #	0.06	0.07	0.06	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.43	2.19	3.22	(1.78)	0.39	0.43

Total from investment operations	0.46	2.19	3.28	(1.71)	0.45	0.55

Less distributions:
Dividends from net investment income	— #	—	(0.04)	(0.06)	(0.06)	(0.11)
Distributions from realized gains	(0.30)	(1.27)	—	—	—	—

Total dividends and distributions	(0.30)	(1.27)	(0.04)	(0.06)	(0.06)	(0.11)

Net asset value, end of period	$14.16	$14.00	$13.08	$9.84	$11.61	$11.22

Total return (b)	3.35%	17.84%	33.36%	(14.77)%	4.04%	5.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,548,033	$1,438,673	$1,097,892	$646,958	$429,560	$153,232
Ratio of expenses to average net assets:
After waivers (a)	1.04%	1.07%	1.10%	1.10%	1.10%	1.07	%(c)
After waivers and fees paid indirectly (a)	1.02%	1.05%	1.04%	1.08%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.04%	1.07%	1.10%	1.10%	1.11%	1.12	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.46%	(0.04)%	0.50%	0.75%	1.03%	1.17	%(c)
After waivers and fees paid indirectly (a)	0.48%	(0.02)%	0.56%	0.77%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.46%	(0.04)%	0.50%	0.75%	1.02%	1.12	%(c)
Portfolio turnover rate	29%	74%	160%	98%	106%	196%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—	$— #	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003(e)	2002(e)	2001(e)	2000(e)
Net asset value, beginning of period	$11.16	$11.70	$11.82	$11.46	$11.29	$10.91

Income from investment operations:
Net investment income	0.19	0.33	0.31	0.38	0.51	0.58
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.03)	(0.16)	(0.11)	0.35	0.21	0.42

Total from investment operations	0.16	0.17	0.20	0.73	0.72	1.00

Less distributions:
Dividends from net investment income	—	(0.66)	(0.32)	(0.37)	(0.55)	(0.62)
Distributions from realized gains	(0.02)	(0.05)	—	—	—	— #

Total dividends and distributions	(0.02)	(0.71)	(0.32)	(0.37)	(0.55)	(0.62)

Net asset value, end of period	$11.30	$11.16	$11.70	$11.82	$11.46	$11.29

Total return (b)	1.49%	1.37%	1.70%	6.57%	6.58%	9.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$114,925	$124,236	$132,972	$139,690	$86,351	$53,409
Ratio of expenses to average net assets:
After fees paid indirectly (a)	N/A	N/A	0.66%	0.65%	0.62%	0.61%
Before fees paid indirectly (a)	0.66%	0.75%	0.66%	0.65%	0.62%	0.61%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	N/A	N/A	2.61%	3.30%	4.48%	5.41%
Before fees paid indirectly (a)	3.27%	2.64%	2.61%	3.30%	4.48%	5.41%
Portfolio turnover rate	27%	44%	32%	10%	20%	8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE TERM BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of period	$10.69	$11.56		$11.83		$11.27		$10.97		$10.82

Income from investment operations:
Net investment income	0.22	0.55		0.49		0.52		0.56		0.62
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.06)	(0.30)		(0.17)		0.49		0.34		0.19

Total from investment operations	0.16	0.25		0.32		1.01		0.90		0.81

Less distributions:
Dividends from net investment income	—	(1.10)		(0.59)		(0.45)		(0.60)		(0.66)
Distributions from realized gains	(0.01)	(0.02)		—		—		—		—

Total dividends and distributions	(0.01)	(1.12)		(0.59)		(0.45)		(0.60)		(0.66)

Net asset value, end of period	$10.84	$10.69		$11.56		$11.83		$11.27		$10.97

Total return (b)	1.49%	2.24%		2.67%		9.34%		8.51%		7.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$57,012	$61,708		$73,772		$92,499		$73,368		$52,812
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%		0.66%		0.65%		0.62%		0.61%
Before waivers (a)	0.75%	0.78%		0.66%		0.65%		0.62%		0.61%
Ratio of net investment income to average net assets:
After waivers (a)	3.93%	3.91%		4.14%		4.56%		5.09%		5.86%
Before waivers (a)	3.93%	3.88%		4.14%		4.56%		5.09%		5.86%
Portfolio turnover rate	13%	13%		14%		10%		19%		30%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$— #	$	**	$	**	$	**	$	**

Class IB	June 20, 2005* to June 30, 2005 (Unaudited)
Net asset value, beginning of period	$10.78

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.05

Total from investment operations	0.06

Less distributions:
Dividends from net investment income	—
Distributions from realized gains	(0.01)

Total dividends and distributions	(0.01)

Net asset value, end of period	$10.83

Total return (b)	0.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$50
Ratio of expenses to average net assets:
After waivers (a)	1.00	%(c)
Before waivers (a)	1.00	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	3.68	%(c)
Before waivers (a)	3.68	%(c)
Portfolio turnover rate	13%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003(e)	2002(e)	2001(e)	2000(e)
Net asset value, beginning of period	$4.68	$4.51	$3.46	$4.33	$6.94	$9.29

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03	0.03	0.05	0.02	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.07)	0.20	1.04	(0.89)	(2.02)	(1.57)

Total from investment operations	(0.04)	0.23	1.07	(0.84)	(2.00)	(1.58)

Less distributions:
Dividends from net investment income	(0.04)	(0.05)	(0.02)	(0.03)	(0.04)	(0.02)
Distributions from realized gains	—	(0.01)	—	—	(0.57)	(0.75)

Total dividends and distributions	(0.04)	(0.06)	(0.02)	(0.03)	(0.61)	(0.77)

Net asset value, end of period	$4.60	$4.68	$4.51	$3.46	$4.33	$6.94

Total return (b)	(0.88)%	5.27%	30.94%	(19.46)%	(27.80)%	(17.21)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$51,899	$53,426	$55,645	$44,152	$62,742	$100,550
Ratio of expenses to average net assets:
After waivers (a)	1.31%	1.32%	1.14%	1.06%	1.09%	1.04%
After waivers and fees paid indirectly (a)	1.25%	N/A	1.14%	1.06%	1.09%	1.04%
Before waivers and fees paid indirectly (a)	1.31%	1.32%	1.14%	1.06%	1.09%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.34%	0.57%	0.85%	1.22%	0.30%	(0.06)%
After waivers and fees paid indirectly (a)	1.40%	N/A	0.85%	1.22%	0.30%	(0.06)%
Before waivers and fees paid indirectly (a)	1.34%	0.57%	0.85%	1.22%	0.30%	(0.06)%
Portfolio turnover rate	16%	154%	54%	176%	95%	73%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,		March 25, 2002* to December 31, 2002
		2004	2003
Net asset value, beginning of period	$6.39	$5.71	$4.53	$6.22

Income from investment operations:
Net investment income	— #	0.03	— #	— #
Net realized and unrealized gain (loss) on investments	(0.03)	0.68	1.18	(1.69)

Total from investment operations	(0.03)	0.71	1.18	(1.69)

Less distributions:
Dividends from net investment income	— #	(0.03)	—	—

Net asset value, end of period	$6.36	$6.39	$5.71	$4.53

Total return (b)	(0.47)%	12.46%	26.05%	(27.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$512	$206	$152	$72
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%	0.90%	0.90%
After waivers and fees paid indirectly (a)	0.90%	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.98%	0.98%	0.99%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.20%	0.51%	0.03%	0.03%
After waivers and fees paid indirectly (a)	0.20%	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.12%	0.43%	(0.06)%	(0.08)%
Portfolio turnover rate	17%	64%	42%	45%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$— #	$— #	$— #

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,				September 1, 2000* to December 31, 2000
		2004	2003	2002	2001
Net asset value, beginning of period	$6.37	$5.69	$4.52	$6.49	$8.42	$10.00

Income (loss) from investment operations:
Net investment income (loss)	— #	0.01	— #	(0.01)	(0.01)	— #
Net realized and unrealized gain (loss) on investments	(0.04)	0.68	1.17	(1.96)	(1.92)	(1.57)

Total from investment operations	(0.04)	0.69	1.17	(1.97)	(1.93)	(1.57)

Less distributions:
Dividends from net investment income	— #	(0.01)	—	—	— #	(0.01)

Net asset value, end of period.	$6.33	$6.37	$5.69	$4.52	$6.49	$8.42

Total return (b)	(0.63)%	12.22%	25.88%	(30.35)%	(22.91)%	(15.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$326,471	$312,237	$260,330	$161,566	$163,096	$55,402
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly (a)	1.15%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.23%	1.23%	1.24%	1.26%	1.29%	1.37%
Ratio of net investment income to average net assets:
After waivers (a)	(0.05)%	0.26%	(0.22)%	(0.22)%	(0.27)%	0.65%
After waivers and fees paid indirectly (a)	(0.05)%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.13)%	0.18%	(0.31)%	(0.33)%	(0.41)%	0.43%
Portfolio turnover rate	17%	64%	42%	45%	27%	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$— #	$— #	$0.01	$0.01	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005(e) (Unaudited)	Year Ended December 31,		March 25, 2002* to December 31, 2002
		2004(e)	2003(e)
Net asset value, beginning of period	$11.14	$11.18	$11.19	$10.77

Income from investment operations:
Net investment income	0.20	0.33	0.34	0.41
Net realized and unrealized gain on investments and foreign currency transactions	0.07	0.15	0.06	0.61

Total from investment operations	0.27	0.48	0.40	1.02

Less distributions:
Dividends from net investment income	— #	(0.32)	(0.34)	(0.43)
Distributions from realized gains	(0.02)	(0.20)	(0.07)	(0.17)

Total dividends and distributions	(0.02)	(0.52)	(0.41)	(0.60)

Net asset value, end of period	$11.39	$11.14	$11.18	$11.19

Total return (b)	2.41%	4.31%	3.62%	9.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,194	$5,715	$2,122	$131
Ratio of expenses to average net assets:
After waivers (a)	0.49%	0.50%	0.52%	0.55%
Before waivers (a)	0.49%	0.50%	0.52%	0.55%
Ratio of net investment income to average net assets:
After waivers (a)	3.52%	2.93%	2.98%	4.77%
Before waivers (a)	3.52%	2.93%	2.98%	4.77%
Portfolio turnover rate	321%	560%	464%	166%

Class IB	Six Months Ended June 30, 2005(e) (Unaudited)	Year Ended December 31,
		2004(e)	2003(e)	2002	2001	2000
Net asset value, beginning of period	$11.15	$11.19	$11.19	$10.76	$10.51	$9.92

Income from investment operations:
Net investment income	0.18	0.30	0.31	0.40	0.46	0.54
Net realized and unrealized gain on investments and foreign currency transactions	0.08	0.15	0.08	0.61	0.45	0.61

Total from investment operations	0.26	0.45	0.39	1.01	0.91	1.15

Less distributions:
Dividends from net investment income	— #	(0.29)	(0.32)	(0.41)	(0.46)	(0.56)
Distributions from realized gains	(0.02)	(0.20)	(0.07)	(0.17)	(0.20)	—

Total dividends and distributions	(0.02)	(0.49)	(0.39)	(0.58)	(0.66)	(0.56)

Net asset value, end of period	$11.39	$11.15	$11.19	$11.19	$10.76	$10.51

Total return (b)	2.32%	4.13%	3.38%	9.52%	7.95%	11.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,326,121	$1,208,076	$1,081,959	$768,461	$429,056	$233,916
Ratio of expenses to average net assets:
After waivers (a)	0.74%	0.75%	0.77%	0.80%	0.80%	0.80%
Before waivers (a)	0.74%	0.75%	0.77%	0.80%	0.81%	0.81%
Ratio of net investment income to average net assets:
After waivers (a)	3.27%	2.68%	2.73%	4.52%	5.18%	5.92%
Before waivers (a)	3.27%	2.68%	2.73%	4.52%	5.17%	5.91%
Portfolio turnover rate	321%	560%	464%	166%	211%	185%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—	$— #	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JP MORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005(e) (Unaudited)	Year Ended December 31,		October 2, 2002* to December 31, 2002
		2004	2003
Net asset value, beginning of period	$12.30	$11.23	$8.97	$8.41

Income from investment operations:
Net investment income	0.09	0.19	0.15	0.04
Net realized and unrealized gain on investments and foreign currency transactions	(0.10)	1.07	2.27	0.68

Total from investment operations	(0.01)	1.26	2.42	0.72

Less distributions:
Dividends from net investment income	(0.02)	(0.19)	(0.16)	(0.16)

Net asset value, end of period	$12.27	$12.30	$11.23	$8.97

Total return (b)	(0.07)%	11.21%	27.04%	8.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$386	$129	$108	$53
Ratio of expenses to average net assets:
After waivers (a)	N/A	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.68%	0.51%	0.68%	0.69%
Before waivers and fees paid indirectly (a)	0.68%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets:
After waivers (a)	N/A	1.53%	1.67%	1.54%
After waivers and fees paid indirectly (a)	1.55%	1.72%	1.69%	1.55%
Before waivers and fees paid indirectly (a)	1.55%	1.53%	1.67%	1.54%
Portfolio turnover rate	38%	91%	43%	42%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—

Class IB	Six Months Ended June 30, 2005(e) (Unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000
Net asset value, beginning of period	$12.32	$11.26	$8.99	$11.28	$12.22	$11.56

Income from investment operations:
Net investment income	0.08	0.17	0.14	0.13	0.11	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.10)	1.04	2.27	(2.28)	(0.94)	0.66

Total from investment operations	(0.02)	1.21	2.41	(2.15)	(0.83)	0.78

Less distributions:
Dividends from net investment income	(0.02)	(0.15)	(0.14)	(0.14)	(0.11)	(0.12)

Net asset value, end of period	$12.28	$12.32	$11.26	$8.99	$11.28	$12.22

Total return (b)	(0.15)%	10.81%	26.81%	(19.07)%	(6.73)%	6.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$615,669	$642,993	$613,776	$470,799	$589,382	$564,610
Ratio of expenses to average net assets:
After waivers (a)	N/A	0.95%	0.95%	0.95%	0.95%	0.92%
After waivers and fees paid indirectly (a)	0.93%	0.76%	0.93%	0.94%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.93%	0.95%	0.95%	0.95%	0.95%	0.92%
Ratio of net investment income to average net assets:
After waivers (a)	N/A	1.28%	1.42%	1.29%	1.01%	1.05%
After waivers and fees paid indirectly (a)	1.30%	1.47%	1.44%	1.30%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.30%	1.28%	1.42%	1.29%	1.01%	1.05%
Portfolio turnover rate	38%	91%	43%	42%	89%	87%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$— #	$— #	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,		October 2, 2002* to December 31, 2002
		2004	2003
Net asset value, beginning of period	$14.02	$13.29	$9.76	$9.25

Income from investment operations:
Net investment income	0.03	0.07	0.10	0.02
Net realized and unrealized gain on investments	0.02	2.20	3.55	0.53

Total from investment operations	0.05	2.27	3.65	0.55

Less distributions:
Dividends from net investment income	(0.01)	(0.05)	(0.06)	(0.04)
Distributions from realized gains	(0.29)	(1.49)	(0.06)	—

Total dividends and distributions	(0.30)	(1.54)	(0.12)	(0.04)

Net asset value, end of period	$13.77	$14.02	$13.29	$9.76

Total return (b)	0.45%	17.45%	37.69%	5.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$341,070	$281,509	$177,723	$57
Ratio of expenses to average net assets:
After waivers (a)	0.79%	0.80%	0.85%	0.85%
After waivers and fees paid indirectly (a)	0.68%	0.61%	0.75%	0.81%
Before waivers and fees paid indirectly (a)	0.79%	0.80%	0.85%	0.86%
Ratio of net investment income to average net assets:
After waivers (a)	0.44%	0.37%	0.70%	0.64%
After waivers and fees paid indirectly (a)	0.55%	0.56%	0.80%	0.68%
Before waivers and fees paid indirectly (a)	0.44%	0.37%	0.70%	0.63%
Portfolio turnover rate	40%	96%	69%	86%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$— #

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003(e)	2002	2001	2000
Net asset value, beginning of period	$14.02	$13.30	$9.77	$11.52	$10.76	$9.32

Income (loss) from investment operations:
Net investment income	0.02	0.03	0.06	0.03	0.05	0.03
Net realized and unrealized gain (loss) on investments	0.03	2.19	3.57	(1.61)	1.82	1.68

Total from investment operations	0.05	2.22	3.63	(1.58)	1.87	1.71

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.04)	(0.02)	(0.04)	(0.02)
Distributions from realized gains	(0.29)	(1.49)	(0.06)	(0.15)	(1.07)	(0.25)

Total dividends and distributions	(0.30)	(1.50)	(0.10)	(0.17)	(1.11)	(0.27)

Net asset value, end of period	$13.77	$14.02	$13.30	$9.77	$11.52	$10.76

Total return (b)	0.38%	17.06%	37.42%	(13.87)%	17.74%	18.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,098,771	$1,042,729	$689,540	$298,035	$175,167	$107,433
Ratio of expenses to average net assets:
After waivers (a)	1.04%	1.05%	1.10%	1.10%	1.10%	1.12%
After waivers and fees paid indirectly (a)	0.93%	0.86%	1.00%	1.06%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.04%	1.05%	1.10%	1.11%	1.13%	1.15%
Ratio of net investment income to average net assets:
After waivers (a)	0.19%	0.12%	0.45%	0.39%	0.54%	0.31%
After waivers and fees paid indirectly (a)	0.30%	0.31%	0.55%	0.43%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.19%	0.12%	0.45%	0.38%	0.51%	0.28%
Portfolio turnover rate	40%	96%	69%	86%	91%	69%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$— #	$— #	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005(e) (Unaudited)	Year Ended December 31,
		2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of period	$13.54	$14.37		$14.53		$13.38		$13.27		$12.32

Income from investment operations:
Net investment income	0.32	0.77		0.69		0.68		0.70		0.74
Net realized and unrealized gain on investments and foreign currency transactions	0.43	0.32		— #		1.10		0.12		1.08

Total from investment operations	0.75	1.09		0.69		1.78		0.82		1.82

Less distributions:
Dividends from net investment income	—	(1.50)		(0.84)		(0.63)		(0.71)		(0.87)
Distributions from realized gains	(0.03)	(0.42)		(0.01)		—		—		—

Total dividends and distributions	(0.03)	(1.92)		(0.85)		(0.63)		(0.71)		(0.87)

Net asset value, end of period	$14.26	$13.54		$14.37		$14.53		$13.38		$13.27

Total return (b)	5.51%	7.92%		4.81%		14.06%		6.28%		15.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$155,104	$100,561		$108,325		$118,939		$131,717		$102,733
Ratio of expenses to average net assets:
After waivers (a)	0.68%	0.75%		0.66%		0.64%		0.62%		0.60%
After waivers and fees paid indirectly (a)	N/A	N/A		0.66%		0.64%		0.62%		0.59%
Before waivers and fees paid indirectly (a)	0.68%	0.75%		0.66%		0.64%		0.62%		0.60%
Ratio of net investment income to average net assets:
After waivers (a)	4.65%	4.69%		4.65%		5.03%		5.25%		6.01%
After waivers and fees paid indirectly (a)	N/A	N/A		4.65%		5.03%		5.25%		6.02%
Before waivers and fees paid indirectly (a)	4.65%	4.69%		4.65%		5.03%		5.25%		6.01%
Portfolio turnover rate	105%	36%		18%		30%		39%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$— #	$	**	$	**	$	**	$	**

Class IB	April 29, 2005* to June 30, 2005(e) (Unaudited)
Net asset value, beginning of period	$13.82

Income from investment operations:
Net investment income	0.11
Net realized and unrealized gain on investments and foreign currency transactions	0.35

Total from investment operations	0.46

Less distributions:
Distributions from realized gains	(0.03)

Net asset value, end of period	$14.25

Total return (b)	3.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,123
Ratio of expenses to average net assets:
After waivers (a)	0.93	%(c)
Before waivers and fees paid indirectly (a)	0.93	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	4.40	%(c)
Before waivers and fees paid indirectly (a)	4.40	%(c)
Portfolio turnover rate	105%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	April 29, 2005* to June 30, 2005† (Unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain on investments and foreign currency transactions	0.10

Total from investment operations	0.13

Net asset value, end of period.	$10.13

Total return (b)	1.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$101
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%
Before waivers and reimbursements (a)	2.95%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.51%
Before waivers and reimbursements (a)	(0.69)%
Portfolio turnover rate	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04

Class IB	April 29, 2005* to June 30, 2005† (Unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain on investments and foreign currency transactions	0.11

Total from investment operations	0.12

Net asset value, end of period	$10.12

Total return (b)	1.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,252
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%
Before waivers and reimbursements (a)	3.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.26%
Before waivers and reimbursements (a)	(0.94)%
Portfolio turnover rate	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.04

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	April 29, 2005* to June 30, 2005 (Unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain on investments and foreign currency transactions	0.15

Total from investment operations	0.17

Net asset value, end of period	$10.17

Total return (b)	1.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s).	$102
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%
Before waivers and reimbursements (a)	3.03%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.41%
Before waivers and reimbursements (a)	(0.87)%
Portfolio turnover rate	10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04

Class IB	April 29, 2005* to June 30, 2005 (Unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain on investments and foreign currency transactions	0.15

Total from investment operations	0.16

Net asset value, end of period	$10.16

Total return (b)	1.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,801
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%
Before waivers and reimbursements (a)	3.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.16%
Before waivers and reimbursements (a)	(1.12)%
Portfolio turnover rate	10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.04

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	April 29, 2005* to June 30, 2005 (Unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain on investments and foreign currency transactions	0.70

Total from investment operations	0.72

Net asset value, end of period	$10.72

Total return (b)	7.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$107
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.80%
Before waivers and reimbursements (a)	1.69%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.42%
Before waivers and reimbursements (a)	0.53%
Portfolio turnover rate	1%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02

Class IB	April 29, 2005* to June 30, 2005 (Unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain on investments and foreign currency transactions	0.70

Total from investment operations	0.71

Net asset value, end of period	$10.71

Total return (b)	7.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s).	$24,983
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%
Before waivers and reimbursements (a)	1.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.17%
Before waivers and reimbursements (a)	0.28%
Portfolio turnover rate	1%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,		October 2, 2002* to December 31, 2002
		2004	2003
Net asset value, beginning of period	$14.67	$13.24	$10.07	$10.43

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.01	— #	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.18)	1.42	3.17	(0.36)

Total from investment operations	(0.16)	1.43	3.17	(0.36)

Less distributions:
Distributions from realized gains	(0.15)	—	—	—

Net asset value, end of period	$14.36	$14.67	$13.24	$10.07

Total return (b)	(1.07)%	10.80%	31.48%	(3.45)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$736,866	$579,357	$338,365	$77
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%	0.90%	0.90%
After waivers and fees paid indirectly (a)	0.88%	0.87%	0.85%	0.85%
Before waivers and fees paid indirectly (a)	0.93%	0.94%	0.97%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.36%	0.05%	(0.07)%	(0.11)%
After waivers and fees paid indirectly (a)	0.38%	0.08%	(0.02)%	(0.06)%
Before waivers and fees paid indirectly (a)	0.33%	0.01%	(0.14)%	(0.29)%
Portfolio turnover rate	37%	96%	72%	140%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$— #	$— #

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,			August 31, 2001* to December 31, 2001
		2004	2003	2002
Net asset value, beginning of period	$14.59	$13.20	$10.07	$11.39	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	(0.02)	(0.02)	(0.01)	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.19)	1.41	3.15	(1.30)	1.39

Total from investment operations	(0.18)	1.39	3.13	(1.31)	1.39

Less distributions:
Distributions from realized gains	(0.15)	—	—	(0.01)	—

Net asset value, end of period	$14.26	$14.59	$13.20	$10.07	$11.39

Total return (b)	(1.21)%	10.53%	31.08%	(11.51)%	13.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,366,995	$1,257,708	$903,595	$203,596	$9,292
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.15%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly (a)	1.13%	1.12%	1.10%	1.10%	N/A
Before waivers and fees paid indirectly (a)	1.18%	1.19%	1.22%	1.33%	3.59%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.11%	(0.20)%	(0.32)%	(0.36)%	(0.13)%
After waivers and fees paid indirectly (a)	0.13%	(0.17)%	(0.27)%	(0.31)%	N/A
Before waivers and fees paid indirectly (a)	0.08%	(0.24)%	(0.39)%	(0.54)%	(2.57)%
Portfolio turnover rate	37%	96%	72%	140%	22%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$— #	$0.02	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,		October 2, 2002* to December 31, 2002
		2004	2003
Net asset value, beginning of period	$15.48	$14.71	$11.27	$10.10

Income from investment operations:
Net investment income	0.09	0.17	0.14	0.04
Net realized and unrealized gain (loss) on investments	(0.54)	1.42	3.40	1.24

Total from investment operations	(0.45)	1.59	3.54	1.28

Less distributions:
Dividends from net investment income	(0.01)	(0.16)	(0.10)	(0.11)
Distributions from realized gains	(0.09)	(0.66)	—	—

Total dividends and distributions	(0.10)	(0.82)	(0.10)	(0.11)

Net asset value, end of period	$14.93	$15.48	$14.71	$11.27

Total return (b)	(2.93)%	10.89%	31.57%	12.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$738,000	$636,240	$355,625	$71
Ratio of expenses to average net assets:
After waivers (a)	0.62%	N/A	0.67%	0.70%
After waivers and fees paid indirectly (a)	0.60%	0.61%	0.66%	0.69%
Before waivers and fees paid indirectly (a)	0.62%	0.63%	0.67%	0.70%
Ratio of net investment income to average net assets:
After waivers (a)	1.29%	N/A	1.04%	0.97%
After waivers and fees paid indirectly (a)	1.31%	1.12%	1.05%	0.98%
Before waivers and fees paid indirectly (a)	1.29%	1.10%	1.04%	0.97%
Portfolio turnover rate	29%	49%	34%	39%

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004(e)	2003(e)	2002	2001	2000
Net asset value, beginning of period	$15.50	$14.74	$11.29	$13.77	$13.85	$13.76

Income from investment operations:
Net investment income	0.08	0.13	0.10	0.08	0.10	0.21
Net realized and unrealized gain (loss) on investments	(0.55)	1.41	3.42	(2.35)	0.65	1.33

Total from investment operations	(0.47)	1.54	3.52	(2.27)	0.75	1.54

Less distributions:
Dividends from net investment income	(0.01)	(0.12)	(0.07)	(0.08)	(0.10)	(0.21)
Distributions from realized gains	(0.09)	(0.66)	—	(0.13)	(0.73)	(1.24)

Total dividends and distributions	(0.10)	(0.78)	(0.07)	(0.21)	(0.83)	(1.45)

Net asset value, end of period	$14.93	$15.50	$14.74	$11.29	$13.77	$13.85

Total return (b)	(3.06)%	10.52%	31.28%	(16.68)%	5.49%	11.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,418,692	$1,459,792	$1,137,826	$680,559	$613,150	$392,035
Ratio of expenses to average net assets:
After waivers (a)	0.87%	N/A	0.92%	0.95%	0.95%	0.92%
After waivers and fees paid indirectly (a)	0.85%	0.86%	0.91%	0.94%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.87%	0.88%	0.92%	0.95%	0.95%	0.93%
Ratio of net investment income to average net assets:
After waivers (a)	1.04%	N/A	0.79%	0.72%	0.85%	1.56%
After waivers and fees paid indirectly (a)	1.06%	0.87%	0.80%	0.73%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.04%	0.85%	0.79%	0.72%	0.85%	1.55%
Portfolio turnover rate	29%	49%	34%	39%	64%	81%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$—	$—	$—	$— #	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO(j)

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005(e) (Unaudited)	Year Ended December 31,		March 25, 2002* to December 31, 2002
		2004(e)	2003(e)
Net asset value, beginning of period	$13.03	$10.86	$8.66	$10.52

Income from investment operations:
Net investment income	0.23	0.17	0.14	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.37)	2.21	2.30	(1.85)

Total from investment operations	(0.14)	2.38	2.44	(1.78)

Less distributions:
Dividends from net investment income	(0.04)	(0.21)	(0.24)	(0.08)

Net asset value, end of period	$12.85	$13.03	$10.86	$8.66

Total return (b)	(1.10)%	22.04%	28.27%	(16.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$50,923	$5,598	$2,163	$108
Ratio of expenses to average net assets:
After waivers (a)	N/A	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)	N/A	0.93%	0.93%	0.99%
Before waivers and fees paid indirectly (a)	1.00%	1.00%	1.01%	1.05%
Ratio of net investment income to average net assets:
After waivers (a)	N/A	1.42%	1.35%	1.00%
After waivers and fees paid indirectly (a)	N/A	1.49%	1.42%	1.01%
Before waivers and fees paid indirectly (a)	3.55%	1.42%	1.34%	0.95%
Portfolio turnover rate	34%	63%	163%	55%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$— #

Class IB	Six Months Ended June 30, 2005(e) (Unaudited)	2004(e)	2003(e)	2002	2001	2000
Net asset value, beginning of period	$13.03	$10.86	$8.66	$10.46	$13.44	$19.35

Income from investment operations:
Net investment income	0.21	0.14	0.11	0.06	0.08	0.27
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.37)	2.21	2.31	(1.80)	(2.98)	(2.71)

Total from investment operations	(0.16)	2.35	2.42	(1.74)	(2.90)	(2.44)

Less distributions:
Dividends from net investment income	(0.04)	(0.18)	(0.22)	(0.06)	(0.06)	(0.19)
Distributions from realized gains	—	—	—	—	(0.02)	(3.28)

Total dividends and distributions	(0.04)	(0.18)	(0.22)	(0.06)	(0.08)	(3.47)

Net asset value, end of period	$12.83	$13.03	$10.86	$8.66	$10.46	$13.44

Total return (b)	(1.25)%	21.73%	28.01%	(16.61)%	(21.55)%	(12.33)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$989,952	$894,530	$675,246	$454,735	$299,090	$357,232
Ratio of expenses to average net assets:
After waivers (a)	N/A	1.25%	1.25%	1.25%	1.25%	1.23%
After waivers and fees paid indirectly (a)	N/A	1.18%	1.18%	1.24%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.25%	1.25%	1.26%	1.30%	1.39%	1.27%
Ratio of net investment income to average net assets:
After waivers (a)	N/A	1.17%	1.10%	0.75%	0.66%	1.01%
After waivers and fees paid indirectly (a)	N/A	1.24%	1.17%	0.76%	N/A	N/A
Before waivers and fees paid indirectly (a)	3.30%	1.17%	1.09%	0.70%	0.52%	0.98%
Portfolio turnover rate	34%	63%	163%	55%	76%	112%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$— #	$0.02	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	May 1, 2003* to December 31, 2003(e)
Net asset value, beginning of period	$11.37	$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	— #	0.01		(0.02)
Net realized and unrealized gain on investments and foreign currency transactions	0.18	0.58		1.10

Total from investment operations	0.18	0.59		1.08

Less distributions:
Dividends from net investment income	—	(0.01)		—
Distributions from realized gains	(0.02)	(0.24)		(0.05)

Total dividends and distributions	(0.02)	(0.25)		(0.05)

Net asset value, end of period	$11.53	$11.37		$11.03

Total return (b)	1.70%	5.35%		10.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,357	$8,080		$3,325
Ratio of expenses to average net assets:
After waivers (a)	1.45%	1.45%		1.45%
After waivers and fees paid indirectly (a)	1.31%	1.45%		N/A
Before waivers and fees paid indirectly (a)	2.17%	2.36%		1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.15)%	0.10%		(0.29)%
After waivers and fees paid indirectly (a)	(0.01)%	0.10%		N/A
Before waivers and fees paid indirectly (a)	(0.87)%	(0.81)%		(0.50)%
Portfolio turnover rate	72%	149%		87%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.04	$0.10	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004(e)	2003	2002	2001	2000
Net asset value, beginning of period	$13.32	$11.80	$9.10	$13.82	$20.91	$27.40

Income (loss) from investment operations:
Net investment income (loss)	— #	(0.01)	(0.01)	(0.02)	0.07	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.20)	1.53	2.71	(4.70)	(7.16)	(5.13)

Total from investment operations	(0.20)	1.52	2.70	(4.72)	(7.09)	(5.09)

Less distributions:
Distributions from realized gains	—	—	—	—	— #	(1.40)

Net asset value, end of period	$13.12	$13.32	$11.80	$9.10	$13.82	$20.91

Total return (b)	(1.50)%	12.88%	29.67%	(34.15)%	(33.89)%	(18.56)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,526	$1,988	$27,996	$22,611	$43,918	$72,889
Ratio of expenses to average net assets:
After waivers (a)	N/A	N/A	N/A	N/A	N/A	0.70%
After waivers and fees paid indirectly (a)	0.67%	0.66%	0.71%	0.72%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.71%	0.71%	0.72%	0.73%	0.72%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	N/A	N/A	N/A	N/A	N/A	0.15%
After waivers and fees paid indirectly (a)	0.02%	(0.05)%	(0.09)%	(0.16)%	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.02)%	(0.10)%	(0.10)%	(0.17)%	0.02%	0.14%
Portfolio turnover rate	41%	101%	105%	110%	278%	203%

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004(e)	2003	2002	2001	2000
Net asset value, beginning of period	$13.11	$11.64	$9.00	$13.70	$20.78	$27.33

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.04)	(0.04)	(0.05)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.21)	1.51	2.68	(4.65)	(7.04)	(5.13)

Total from investment operations	(0.22)	1.47	2.64	(4.70)	(7.08)	(5.15)

Less distributions:
Distributions from realized gains	—	—	—	—	— #	(1.40)

Net asset value, end of period	$12.89	$13.11	$11.64	$9.00	$13.70	$20.78

Total return (b)	(1.68)%	12.63%	29.33%	(34.31)%	(34.06)%	(18.83)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$876,289	$958,680	$935,920	$758,033	$1,363,276	$2,142,512
Ratio of expenses to average net assets:
After waivers (a)	N/A	N/A	N/A	N/A	N/A	0.95%
After waivers and fees paid indirectly (a)	0.92%	0.91%	0.96%	0.97%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.96%	0.96%	0.97%	0.98%	0.97%	0.95%
Ratio of net investment loss to average net assets:
After waivers (a)	N/A	N/A	N/A	N/A	N/A	(0.11)%
After waivers and fees paid indirectly (a)	(0.23)%	(0.30)%	(0.34)%	(0.41)%	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.27)%	(0.35)%	(0.35)%	(0.42)%	(0.23)%	(0.11)%
Portfolio turnover rate	41%	101%	105%	110%	278%	203%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,		March 25, 2002* to December 31, 2002
		2004	2003
Net asset value, beginning of period	$9.46	$8.54	$7.04	$8.89

Income from investment operations:
Net investment income	0.03	0.07	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.06)	0.93	1.50	(1.84)

Total from investment operations	(0.03)	1.00	1.57	(1.79)

Less distributions:
Dividends from net investment income	— #	(0.08)	(0.07)	(0.06)

Net asset value, end of period	$9.43	$9.46	$8.54	$7.04

Total return (b)	(0.31)%	11.67%	22.28%	(20.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$168	$116	$98	$79
Ratio of expenses to average net assets:
After waivers (a)	N/A	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.68%	0.66%	0.69%	0.69%
Before waivers and fees paid indirectly (a)	0.70%	0.70%	0.71%	0.71%
Ratio of net investment income to average net assets:
After waivers (a)	N/A	0.80%	0.93%	0.77%
After waivers and fees paid indirectly (a)	0.82%	0.84%	0.94%	0.78%
Before waivers and fees paid indirectly (a)	0.80%	0.80%	0.92%	0.76%
Portfolio turnover rate	29%	90%	88%	70%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$— #	$— #

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000
Net asset value, beginning of period	$9.47	$8.55	$7.04	$8.97	$10.72	$10.84

Income from investment operations:
Net investment income	0.03	0.05	0.05	0.04	0.04	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.08)	0.92	1.51	(1.93)	(1.75)	(0.12)

Total from investment operations	(0.05)	0.97	1.56	(1.89)	(1.71)	(0.08)

Less distributions:
Dividends from net investment income	— #	(0.05)	(0.05)	(0.04)	(0.04)	(0.04)

Net asset value, end of period	$9.42	$9.47	$8.55	$7.04	$8.97	$10.72

Total return (b)	(0.52)%	11.37%	22.12%	(21.04)%	(15.97)%	(0.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$329,713	$341,346	$311,991	$201,141	$244,038	$223,078
Ratio of expenses to average net assets:
After waivers (a)	N/A	0.95%	0.95%	0.95%	0.95%	0.93%
After waivers and fees paid indirectly (a)	0.93%	0.91%	0.94%	0.94%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.95%	0.95%	0.96%	0.96%	0.97%	0.96%
Ratio of net investment income to average net assets:
After waivers (a)	N/A	0.55%	0.68%	0.52%	0.48%	0.45%
After waivers and fees paid indirectly (a)	0.57%	0.59%	0.69%	0.53%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.55%	0.55%	0.67%	0.51%	0.46%	0.42%
Portfolio turnover rate	29%	90%	88%	70%	84%	65%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$— #	$— #	$— #	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IA		2004	2003(e)	2002	2001(e)	2000(e)
Net asset value, beginning of period	$10.36	$10.37	$10.38	$10.37	$10.33	$10.28

Income from investment operations:
Net investment income	0.13	0.12	0.09	0.16	0.39	0.64
Net realized and unrealized gain (loss) on investments	(0.01)	(0.01)	— #	— #	— †	—

Total from investment operations	0.12	0.11	0.09	0.16	0.39	0.64

Less distributions:
Dividends from net investment income	— #	(0.12)	(0.10)	(0.15)	(0.35)	(0.59)

Net asset value, end of period	$10.48	$10.36	$10.37	$10.38	$10.37	$10.33

Total return (b)	1.17%	1.02%	0.82%	1.54%	3.82%	6.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$606,057	$598,718	$705,877	$834,792	$860,719	$893,097
Ratio of expenses to average net assets (a)	0.39%	0.39%	0.39%	0.39%	0.40%	0.40%
Ratio of net investment income to average net assets (a)	2.35%	1.01%	0.82%	1.48%	3.80%	6.02%

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IB		2004	2003(e)	2002	2001(e)	2000(e)
Net asset value, beginning of period	$10.30	$10.31	$10.32	$10.32	$10.28	$10.25

Income from investment operations:
Net investment income	0.11	0.09	0.06	0.12	0.31	0.61
Net realized and unrealized gain (loss) on investments	— #	(0.01)	— #	0.01	0.06 †	(0.01)

Total from investment operations	0.11	0.08	0.06	0.13	0.37	0.60

Less distributions:
Dividends from net investment income	— #	(0.09)	(0.07)	(0.13)	(0.33)	(0.57)

Net asset value, end of period	$10.41	$10.30	$10.31	$10.32	$10.32	$10.28

Total return (b)	1.07%	0.77%	0.57%	1.21%	3.63%	5.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$787,303	$774,625	$942,215	$1,209,341	$1,155,159	$677,333
Ratio of expenses to average net assets (a)	0.64%	0.64%	0.64%	0.64%	0.65%	0.65%
Ratio of net investment income to average net assets (a)	2.10%	0.76%	0.57%	1.23%	3.38%	5.78%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005 (Unaudited)	December 13, 2004* to December 31, 2004(e)
Net asset value, beginning of period	$4.80	$4.73

Income (loss) from investment operations:
Net investment income	0.01	—	#
Net realized and unrealized gain on investments	(0.04)	0.09

Total from investment operations	(0.03)	0.09

Less distributions:
Dividends from net investment income	—	(0.02)

Net asset value, end of period	$4.77	$4.80

Total return (b)	(0.63)%	0.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,688	$13,837
Ratio of expenses to average net assets
After waivers (a)	N/A	0.76	%(c)
After waivers and fees paid indirectly (a)	0.81%	N/A
Before waivers and fees paid indirectly (a)	0.84%	0.76	%(c)
Ratio of net investment income to average net assets
After waivers (a)	N/A	0.47	%(c)
After waivers and fees paid indirectly (a)	0.46%	N/A
Before waivers and fees paid indirectly (a)	0.43%	0.47	%(c)
Portfolio turnover rate	26%	58%

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IB		2004(e)	2003(e)	2002(e)	2001(e)	2000(e)
Net asset value, beginning of period	$4.81	$4.64	$3.98	$5.21	$5.99	$6.56

Income (loss) from investment operations:
Net investment income	— #	0.01	0.01	0.02	0.02	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.04)	0.18	0.67	(1.23)	(0.78)	(0.54)

Total from investment operations	(0.04)	0.19	0.68	(1.21)	(0.76)	(0.51)

Less distributions:
Dividends from net investment income	—	(0.02)	(0.02)	(0.02)	(0.02)	(0.01)
Distributions from realized gains	—	—	—	—	—	(0.05)

Total dividends and distributions	—	(0.02)	(0.02)	(0.02)	(0.02)	(0.06)

Net asset value, end of period	$4.77	$4.81	$4.64	$3.98	$5.21	$5.99

Total return (b)	(0.83)%	4.10%	17.05%	(23.26)%	(12.56)%	(7.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$247,527	$258,854	$265,471	$208,610	$280,279	$319,207
Ratio of expenses to average net assets
After waivers (a)	N/A	1.12%	1.03%	0.86%	0.84%	0.83%
After waivers and fees paid indirectly (a)	1.06%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.09%	1.12%	1.03%	0.86%	0.84%	0.83%
Ratio of net investment income to average net assets
After waivers (a)	N/A	0.11%	0.34%	0.42%	0.34%	0.45%
After waivers and fees paid indirectly (a)	0.21%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.18%	0.11%	0.34%	0.42%	0.34%	0.45%
Portfolio turnover rate	26%	58%	40%	42%	52%	56%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONY DIVERSIFIED PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IA		2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of period	$11.95	$10.37		$8.07		$11.09		$17.92		$22.93

Income from investment operations:
Net investment income	0.02	— #		0.02		0.09		0.20		0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.17	1.82		2.38		(1.66)		(2.66)		(1.33)

Total from investment operations	0.19	1.82		2.40		(1.57)		(2.46)		(1.19)

Less distributions:
Dividends from net investment income	— #	(0.02)		(0.10)		(0.21)		(0.20)		(0.09)
Distributions from realized gains	(0.16)	(0.22)		—		(1.24)		(4.17)		(3.73)

Total dividends and distributions	(0.16)	(0.24)		(0.10)		(1.45)		(4.37)		(3.82)

Net asset value, end of period	$11.98	$11.95		$10.37		$8.07		$11.09		$17.92

Total return (b)	1.63%	17.67%		29.87%		(16.37)%		(15.40)%		(6.55)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,669	$1,778		$1,589		$1,415		$1,826		$2,871
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.15%	1.15%		1.23%		1.25%		1.15%		1.27%
After waivers, reimbursements and fees paid indirectly (a)	1.12%	1.14%		1.15%		0.97%		1.15%		1.25%
Before waivers, reimbursements and fees paid indirectly (a)	5.65%	5.59%		2.28%		1.25%		1.26%		1.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.33%	— %‡‡		0.17%		0.69%		1.61%		0.66%
After waivers, reimbursements and fees paid indirectly (a)	0.36%	0.01%		0.25%		0.97%		1.61%		0.68%
Before waivers, reimbursements and fees paid indirectly (a)	(4.17)%	(4.44)%		(0.88)%		0.69%		1.50%		0.66%
Portfolio turnover rate	46%	111%		97%		66%		47%		27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.26	$0.48	$	**	$	**	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONY EQUITY GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of period	$19.07	$16.24		$12.38		$16.10		$35.12		$48.65

Income (loss) from investment operations:
Net investment income (loss)	0.01	— #		0.07		0.04		0.09		(0.04)
Net realized and unrealized gain (loss) on investments	0.42	2.91		3.84		(3.67)		(5.44)		(3.03)

Total from investment operations	0.43	2.91		3.91		(3.63)		(5.35)		(3.07)

Less distributions:
Dividends from net investment income	—	(0.08)		(0.05)		(0.09)		—		—
Distributions from realized gains	—	—		—		—		(13.67)		(10.46)

Total dividends and distributions	—	(0.08)		(0.05)		(0.09)		(13.67)		(10.46)

Net asset value, end of period	$19.50	$19.07		$16.24		$12.38		$16.10		$35.12

Total return (b)	2.20%	17.98%		31.63%		(22.67)%		(19.29)%		(8.46)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,511	$1,560		$1,406		$1,170		$1,691		$2,599
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.15%	1.15%		1.21%		1.34%		1.15%		1.40%
After waivers, reimbursements and fees paid indirectly (a)	1.12%	1.14%		1.15%		1.15%		1.15%		1.37%
Before waivers, reimbursements and fees paid indirectly (a)	6.23%	6.40%		2.51%		1.35%		1.32%		1.40%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.04%	(0.02)%		0.46%		0.11%		0.48%		(0.13)%
After waivers, reimbursements and fees paid indirectly (a)	0.07%	(0.01)%		0.52%		0.30%		0.48%		(0.10)%
Before waivers, reimbursements and fees paid indirectly (a)	(5.04)%	(5.27)%		(0.84)%		0.10%		0.31%		(0.13)%
Portfolio turnover rate	31%	115%		98%		46%		54%		41%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.48	$0.89	$	**	$	**	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONY EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of period	$16.44	$15.58		$12.43		$16.36		$20.78		$23.42

Income (loss) from investment operations:
Net investment income	0.16	0.30		0.28		0.23		0.27		0.32
Net realized and unrealized gain (loss) on investments	0.10	2.73		3.13		(2.36)		(2.44)		0.68

Total from investment operations	0.26	3.03		3.41		(2.13)		(2.17)		1.00

Less distributions:
Dividends from net investment income	—	(0.59)		(0.26)		(0.29)		(0.33)		(0.39)
Distributions from realized gains	(0.36)	(1.58)		—		(1.51)		(1.92)		(3.25)

Total dividends and distributions	(0.36)	(2.17)		(0.26)		(1.80)		(2.25)		(3.64)

Net asset value, end of period	$16.34	$16.44		$15.58		$12.43		$16.36		$20.78

Total return (b)	1.59%	19.86%		27.72%		(15.14)%		(10.97)%		6.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,424	$12,594		$11,307		$9,820		$12,971		$16,993
Ratio of expenses to average net assets:
After waivers (a)	0.95%	1.00%		0.84%		0.73%		0.71%		0.73%
After waivers and fees paid indirectly (a)	0.92%	1.00%		0.81%		0.67%		0.71%		0.72%
Before waivers and fees paid indirectly (a)	1.25%	1.36%		0.84%		0.73%		0.71%		0.73%
Ratio of net investment income to average net assets:
After waivers (a)	1.97%	1.72%		2.09%		1.57%		1.56%		1.57%
After waivers and fees paid indirectly (a)	2.00%	1.72%		2.12%		1.63%		1.56%		1.58%
Before waivers and fees paid indirectly (a)	1.67%	1.36%		2.09%		1.57%		1.56%		1.57%
Portfolio turnover rate	54%	69%		100%		41%		36%		31%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.06	$	**	$	**	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONY MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31,
			2004	2003(e)			2002(e)		2001(e)		2000(e)
Net asset value, beginning of period	$1.00		$1.00		$1.00			$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	—	#	0.01		0.01			0.01		0.04		0.06
Net realized and unrealized gain (loss) on investments	—	#	—		(0.01)			—		—		—

Total from investment operations	—	#	0.01		—			0.01		0.04		0.06

Less distributions:
Dividends from net investment income	—	#	(0.01)		(0.01)			(0.01)		(0.04)		(0.06)

Reimbursement by affiliate	—	#	—		0.01			—		—		—

Net asset value, end of period	$1.00		$1.00		$1.00			$1.00		$1.00		$1.00

Total return (b)	1.13%		0.95%		0.89	%(d)		1.50%		3.80%		6.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$166,283		$176,881		$235,694			$316,778		$314,937		$268,299
Ratio of expenses to average net assets:
After waivers (a)	0.50%		0.50%		0.50%			0.50%		0.50%		0.47%
Before waivers (a)	0.55%		0.60%		0.52%			0.53%		0.51%		0.47%
Ratio of net investment income to average net assets:
After waivers (a)	2.26%		0.93%		0.90%			1.49%		3.65%		5.93%
Before waivers (a)	2.21%		0.83%		0.88%			1.46%		3.64%		5.93%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$— #	$	**		$	**	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005(e) (Unaudited)	Year Ended December 31,			February 24, 2002* to December 31, 2002(e)
Class IB		2004	2003(e)
Net asset value, beginning of period	$10.31	$10.33		$10.19		$10.00

Income from investment operations:
Net investment income	0.17	0.20		0.24		0.34
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.04)	0.29		0.31		0.35

Total from investment operations	0.13	0.49		0.55		0.69

Less distributions:
Dividends from net investment income	(0.03)	(0.21)		(0.25)		(0.34)
Distributions from realized gains	—	(0.30)		(0.16)		(0.16)

Total dividends and distributions	(0.03)	(0.51)		(0.41)		(0.50)

Net asset value, end of period	$10.41	$10.31		$10.33		$10.19

Total return (b)	1.24%	4.78%		5.65%		7.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$88,824	$60,511		$51,752		$31,300
Ratio of expenses to average net assets:
After waivers (a)	0.65%	0.65%		0.65%		0.65%
Before waivers (a)	1.04%	1.00%		0.82%		0.96%
Ratio of net investment income to average net assets:
After waivers (a)	3.39%	2.04%		2.26%		3.46%
Before waivers (a)	3.00%	1.69%		2.09%		3.15%
Portfolio turnover rate	579%	396%		364%		493%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.04	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	June 9, 2005* to June 30, 2005 (Unaudited)
Net asset value, beginning of period	$10.02

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain on investments and foreign currency transactions	—	#

Total from investment operations	0.01

Less distributions:
Dividends from net investment income	—	#
Distributions from realized gains	—	#

Total dividends and distributions	—	#

Net asset value, end of period	$10.03

Total return (b)	0.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$116,506
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.40	%(c)
Before waivers and reimbursements (a)	0.88	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.21	%(c)
Before waivers and reimbursements (a)	2.73	%(c)
Portfolio turnover rate	88%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	May 1, 2003* to December 31, 2003(e)
Net asset value, beginning of period	$9.92	$9.98		$10.00

Income from investment operations:
Net investment income	0.11	0.23		0.15
Net realized and unrealized loss on investments and foreign currency transactions	— #	(0.06)		(0.04)

Total from investment operations	0.11	0.17		0.11

Less distributions:
Dividends from net investment income	— #	(0.23)		(0.13)
Distributions from realized gains	— #	NA		NA

Total dividends and distributions	— #	(0.23)		(0.13)

Net asset value, end of period	$10.03	$9.92		$9.98

Total return (b)	1.11%	1.70%		1.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,525	$13,442		$9,767
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.65%	0.65%		0.65%
Before waivers and reimbursements (a)	1.13%	1.22%		0.72%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.96%	2.55%		2.54%
Before waivers and reimbursements (a)	2.48%	1.98%		2.47%
Portfolio turnover rate	88%	36%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.06	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,		March 25, 2002* to December 31, 2002
Class IA		2004	2003(e)
Net asset value, beginning of period	$11.87	$10.47	$7.19	$9.32

Income (loss) from investment operations:
Net investment income	0.06	0.08	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.20)	1.79	3.26	(2.12)

Total from investment operations	(0.14)	1.87	3.33	(2.07)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.05)	(0.06)
Distributions from realized gains	(0.06)	(0.38)	—	—

Total dividends and distributions	(0.06)	(0.47)	(0.05)	(0.06)

Net asset value, end of period	$11.67	$11.87	$10.47	$7.19

Total return (b)	(1.20)%	17.97%	46.30%	(22.23)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,693	$18,361	$7,462	$87
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	N/A	0.38%	0.60%	0.60%
Before waivers and reimbursements (a)	0.33%	0.38%	0.60%	0.60%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	N/A	0.94%	0.75%	0.91%
Before waivers and reimbursements (a)	1.06%	0.94%	0.75%	0.91%
Portfolio turnover rate	19%	21%	32%	29%

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
Class IB		2004	2003(e)	2002	2001	2000
Net asset value, beginning of period	$11.87	$10.47	$7.19	$9.15	$9.03	$10.85

Income (loss) from investment operations:
Net investment income	0.05	0.07	0.04	0.04	0.06	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.21)	1.77	3.26	(1.96)	0.13	(0.55)

Total from investment operations	(0.16)	1.84	3.30	(1.92)	0.19	(0.46)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.02)	(0.04)	(0.05)	(0.08)
Distributions from realized gains	(0.06)	(0.38)	—	—	(0.02)	(1.28)

Total dividends and distributions	(0.06)	(0.44)	(0.02)	(0.04)	(0.07)	(1.36)

Net asset value, end of period	$11.65	$11.87	$10.47	$7.19	$9.15	$9.03

Total return (b)	(1.37)%	17.67%	45.94%	(20.96)%	2.12%	(3.43)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$479,835	$480,368	$319,634	$99,391	$82,203	$72,747
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	N/A	0.63%	0.85%	0.85%	0.82%	0.75%
Before waivers and reimbursements (a)	0.58%	0.63%	0.85%	0.85%	0.82%	0.93%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	N/A	0.69%	0.50%	0.66%	0.74%	0.73%
Before waivers and reimbursements (a)	0.81%	0.69%	0.50%	0.66%	0.73%	0.55%
Portfolio turnover rate	19%	21%	32%	29%	36%	59%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—	$— #	$0.02

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003(e)	2002(e)	2001(e)	2000(e)
Net asset value, beginning of period	$27.75	$23.56	$17.16	$19.59	$26.19	$31.45

Income from investment operations:
Net investment income	0.09	0.01	— #	0.03	0.08	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.43	4.90	6.42	(1.87)	0.21	0.71

Total from investment operations	0.52	4.91	6.42	(1.84)	0.29	0.78

Less distributions:
Dividends from net investment income	—	— #	(0.02)	(0.07)	(0.07)	(0.05)
Distributions from realized gains	(0.16)	(0.72)	—	(0.52)	(6.82)	(5.99)

Total dividends and distributions	(0.16)	(0.72)	(0.02)	(0.59)	(6.89)	(6.04)

Net asset value, end of period	$28.11	$27.75	$23.56	$17.16	$19.59	$26.19

Total return (b)	1.88%	20.93%	37.43%	(9.25)%	5.25%	2.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$551,168	$470,869	$396,914	$306,445	$359,270	$351,270
Ratio of expenses to average net assets:
After waivers (a)	N/A	1.17%	1.08%	0.92%	0.90%	0.89%
After waivers and fees paid indirectly (a)	1.11%	1.16%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.12%	1.17%	1.08%	0.92%	0.90%	0.89%
Ratio of net investment income to average net assets:
After waivers (a)	N/A	0.05%	0.01%	0.14%	0.35%	0.23%
After waivers and fees paid indirectly (a)	0.70%	0.06%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.69%	0.05%	0.01%	0.14%	0.35%	0.23%
Portfolio turnover rate	10%	10%	8%	10%	29%	41%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TCW EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS —   (Continued)

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of period	$21.25	$18.72		$12.24		$17.34		$27.92		$38.62

Income (loss) from investment operations:
Net investment loss	(0.08)	(0.17)		(0.11)		(0.08)		(0.14)		(0.21)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.17)	2.70		6.59		(5.02)		(6.42)		0.27

Total from investment operations	(1.25)	2.53		6.48		(5.10)		(6.56)		0.06

Less distributions:
Dividends from net investment income	—	—		—		—		—		(0.29)
Distributions from realized gains	—	—		—		—		(4.02)		(10.47)

Total dividends and distributions	—	—		—		—		(4.02)		(10.76)

Net asset value, end of period	$20.00	$21.25		$18.72		$12.24		$17.34		$27.92

Total return (b)	(5.88)%	13.51%		52.94%		(29.41)%		(18.81)%		(5.18)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$270,790	$285,682		$282,945		$199,587		$347,320		$487,915
Ratio of expenses to average net assets:
After waivers (a)	N/A	1.15%		1.08%		0.90%		0.88%		0.87%
After waivers and fees paid indirectly (a)	1.14%	1.14%		1.06%		0.89%		0.88%		0.87%
Before waivers and fees paid indirectly (a)	1.14%	1.17%		1.08%		0.90%		0.88%		0.87%
Ratio of net investment loss to average net assets:
After waivers (a)	N/A	(0.85)%		(0.72)%		(0.59)%		(0.65)%		(0.55)%
After waivers and fees paid indirectly (a)	(0.85)%	(0.84)%		(0.70)%		(0.58)%		(0.65)%		(0.55)%
Before waivers and fees paid indirectly (a)	(0.85)%	(0.87)%		(0.72)%		(0.59)%		(0.65)%		(0.55)%
Portfolio turnover rate	6%	18%		19%		15%		21%		44%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$— #	$	**	$	**	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of period	$5.56	$4.99		$3.95		$5.41		$6.20		$6.16

Income from investment operations:
Net investment income	0.02	0.05		0.04		0.04		0.05		0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.07	0.61		1.04		(1.45)		(0.79)		(0.01)

Total from investment operations	0.09	0.66		1.08		(1.41)		(0.74)		0.06

Less distributions:
Dividends from net investment income	—	(0.09)		(0.04)		(0.05)		(0.05)		(0.02)
Distributions from realized gains	—	—		—		—		—		— #

Total dividends and distributions	—	(0.09)		(0.04)		(0.05)		(0.05)		(0.02)

Net asset value, end of period	$5.65	$5.56		$4.99		$3.95		$5.41		$6.20

Total return (b)	1.62%	13.28%		27.56%		(25.95)%		(11.87)%		0.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$144,797	$132,682		$127,894		$111,429		$172,531		$171,353
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%		1.03%		0.86%		0.85%		0.85%
After waivers and fees paid indirectly (a)	1.04%	N/A		N/A		N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	1.12%	1.16%		1.03%		0.86%		0.85%		0.85%
Ratio of net investment income to average net assets:
After waivers (a)	0.77%	0.91%		0.84%		0.81%		0.92%		1.09%
After waivers and fees paid indirectly (a)	0.78%	N/A		N/A		N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	0.70%	0.80%		0.84%		0.81%		0.92%		1.09%
Portfolio turnover rate	16%	40%		119%		19%		2%		6%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$	**	$	**	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	April 29, 2005* to June 30, 2005(e) (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.04
Net realized and unrealized loss on investments	(0.02)

Total from investment operations	0.02

Net asset value, end of period	$10.02

Total return (b)	0.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$100
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%
Before waivers and reimbursements (a)	1.85%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.44%
Before waivers and reimbursements (a)	1.34%
Portfolio turnover rate	1%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02

Class IB	April 29, 2005* to June 30, 2005(e) (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.04
Net realized and unrealized loss on investments	(0.02)

Total from investment operations	0.02

Net asset value, end of period	$10.02

Total return (b)	0.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,975
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%
Before waivers and reimbursements (a)	2.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.19%
Before waivers and reimbursements (a)	1.09%
Portfolio turnover rate	1%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30,2005(e) (Unaudited)	Year Ended December 31,		October 2, 2002* to December 31, 2002
		2004	2003
Net asset value, beginning of period	$10.06	$8.20	$5.29	$4.85

Income (loss) from investment operations:
Net investment income	0.07	0.05	0.07	— #
Net realized and unrealized gain on investments and foreign currency transactions	0.48	1.89	2.91	0.44

Total from investment operations	0.55	1.94	2.98	0.44

Less distributions:
Total dividends and distributions	—	(0.08)	(0.07)	—

Net asset value, end of period	$10.61	$10.06	$8.20	$5.29

Total return (b)	5.36%	24.01%	56.18%	9.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,525	$4,592	$995	$62
Ratio of expenses to average net assets:
After waivers (a)	1.55%	1.55%	1.55%	1.57%
After waivers and fees paid indirectly (a)	1.53%	1.50%	1.53%	1.56%
Before waivers and fees paid indirectly (a)	1.55%	1.55%	1.55%	1.62%
Ratio of net investment income to average net assets:
After waivers (a)	1.36%	0.75%	1.33%	0.13%
After waivers and fees paid indirectly (a)	1.38%	0.80%	1.35%	0.14%
Before waivers and fees paid indirectly (a)	1.36%	0.75%	1.33%	0.08%
Portfolio turnover rate	27%	57%	81%	78%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$— #	$— #

Class IB	Six Months Ended June 30, 2005(e) (Unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000
Net asset value, beginning of period	$10.06	$8.19	$5.28	$5.61	$5.93	$11.22

Income (loss) from investment operations:
Net investment income (loss)	0.06	0.04	0.05	(0.01)	0.02	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.47	1.89	2.91	(0.32)	(0.33)	(4.37)

Total from investment operations	0.53	1.93	2.96	(0.33)	(0.31)	(4.45)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.05)	—	—	—
Distributions from realized gains	—	—	—	—	(0.01)	(0.84)

Total dividends and distributions	—	(0.06)	(0.05)	—	(0.01)	(0.84)

Net asset value, end of period	$10.59	$10.06	$8.19	$5.28	$5.61	$5.93

Total return (b)	5.37%	23.58%	56.09%	(6.05)%	(5.09)%	(40.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$741,549	$615,499	$389,893	$193,115	$183,868	$198,044
Ratio of expenses to average net assets:
After waivers (a)	1.80%	1.80%	1.80%	1.82%	1.78%	1.75%
After waivers and fees paid indirectly (a)	1.78%	1.75%	1.78%	1.81%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.80%	1.80%	1.80%	1.87%	2.13%	1.92%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.11%	0.50%	1.08%	(0.12)%	0.32%	(0.86)%
After waivers and fees paid indirectly (a)	1.13%	0.55%	1.10%	(0.11)%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.11%	0.50%	1.08%	(0.17)%	(0.03)%	(0.99)%
Portfolio turnover rate	27%	57%	81%	78%	143%	95%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—	$— #	$— #	$0.02	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	April 29, 2005* to June 30, 2005 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	— #
Net realized and unrealized gain on investments and foreign currency transactions	0.97

Total from investment operations	0.97

Net asset value, end of period	$10.97

Total return (b)	9.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$110
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.80%
Before waivers and reimbursements (a)	3.32%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.12%
Before waivers and reimbursements (a)	(2.41)%
Portfolio turnover rate	21%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04

Class IB	April 29, 2005* to June 30, 2005 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	— #
Net realized and unrealized gain on investments and foreign currency transactions	0.97

Total from investment operations	0.97

Net asset value, end of period	$10.97

Total return (b)	9.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,947
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%
Before waivers and fees paid indirectly (a)	3.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.13)%
Before waivers and reimbursements (a)	(2.66)%
Portfolio turnover rate	21%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.04

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2005 (Unaudited)	October 1, 2004* to December 31, 2004
Net asset value, beginning of period	$11.44	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.33)	1.46

Total from investment operations	(0.37)	1.44

Less Distributions:
Distributions from realized gains	(0.11)	—

Net asset value, end of period	$10.96	$11.44

Total return (b)	(3.24)%	14.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$111	$114
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%	1.03%
After waivers, reimbursements and fees paid indirectly (a)	0.88%	1.01%
Before waivers, reimbursements and fees paid indirectly (a)	4.28%	7.36%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.97)%	(0.81)%
After waivers, reimbursements and fees paid indirectly (a)	(0.80)%	(0.79)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.20)%	(7.14)%
Portfolio turnover rate	63%	47%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.17	$0.65

Class IB	Six Months Ended June 30, 2005 (Unaudited)	October 1, 2004* to December 31, 2004
Net asset value, beginning of period	$11.43	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.34)	1.46

Total from investment operations	(0.38)	1.43

Less Distributions:
Distributions from realized gains	(0.11)	—

Net asset value, end of period	$10.94	$11.43

Total return (b)	(3.33)%	14.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,961	$3,598
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%	1.28%
After waivers, reimbursements and fees paid indirectly (a)	1.13%	1.26%
Before waivers, reimbursements and fees paid indirectly (a)	4.53%	7.61%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.22)%	(1.06)%
After waivers, reimbursements and fees paid indirectly (a)	(1.05)%	(1.04)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.45)%	(7.39)%
Portfolio turnover rate	63%	47%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.17	$0.65

*	Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

FINANCIAL HIGHLIGHTS — (Concluded)

**	Prior to December 31, 2004, these ratios and per share amounts were not provided.

†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

#	Per share amount is less than $0.01.

‡	Amount is less than 1%.

‡‡	Amount is less than 0.01%.

(a)	Ratios for periods less than one year are annualized.

(b)	Total returns for periods less than one year are not annualized.

(c)	Reflects overall fund ratios for investment income and non-class specific expense.

(d)	In 2003, 1.01% of the EQ/MONY Money Market Portfolio’s total return consisted of a voluntary reimbursement by the adviser for a realized investment loss.

(e)	Net investment income and capital changes per share are based on monthly average shares outstanding.

(f)	On October 6, 2000, this Portfolio received, through a substitution transaction, the assets and liabilities of the BT Equity 500 Index Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 2000 through August 31, 2000 is that of the predecessor Alliance Equity Index Portfolio. Information prior to the year ended December 31, 2000 includes the results of operations of the predecessor BT Equity 500 Index Portfolio.

(g)	On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/T. Rowe Price Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/Lazard Large Cap Value Portfolio.

(h)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Global Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance International Portfolio.

(i)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MFS Research Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian Research Portfolio.

(j)	On April 26, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/T.Rowe Price International Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Mercury International Value Portfolio.

(k)	On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP Strategy Aggressive Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance Small Cap Growth Portfolio.

(l)	On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP New Dimensions Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian U.S. Equity Portfolio.

(m)	On May 2, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/International Equity Index Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Alliance International Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (Unaudited)

Note 1 Organization and Selected Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with fifty-four diversified portfolios and four non-diversified portfolios (each a “Portfolio”). The non-diversified Portfolios are: EQ/Mergers and Acquisitions Portfolio (formerly EQ/Enterprise Mergers and Acquisitions Portfolio), EQ/Lazard Small Cap Value Portfolio, EQ/Marsico Focus Portfolio and EQ/Van Kampen Emerging Markets Equity Portfolio (formerly EQ/Emerging Markets Equity Portfolio).

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

Each of the investment sub-advisers (each an “Adviser”) independently chooses and maintains a portfolio of securities for the Portfolio.

The Trust has the right to issue two classes of shares, Class IA and Class IB. Class IA shares were seeded for the EQ/Short Duration Bond Portfolio (formerly EQ/Enterprise Short Duration Bond Portfolio) on June 9, 2005. Class IB shares were seeded for the EQ/Intermediate Term Bond Portfolio (formerly EQ/MONY Intermediate Term Bond Portfolio) and the EQ/Long Term Bond Portfolio (formerly EQ/MONY Long Term Bond Portfolio) on June 20, 2005 and April 29, 2005, respectively. As of and during the six months ended June 30, 2005, the Trust had Class IB shares outstanding for each Portfolio except for the EQ/Government Securities Portfolio (formerly EQ/MONY Government Securities Portfolio), EQ/MONY Diversified Portfolio, EQ/MONY Equity Growth Portfolio and the EQ/ MONY Equity Income Portfolio, and EQ/MONY Money Market Portfolio. In addition, as of and during the six months ended June 30, 2005, the Trust had Class IA shares outstanding for certain Portfolios as shown in the Statement of Assets and Liabilities. The Class IB shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) (“Equitable”), an indirect wholly-owned subsidiary of AXA, AXA Life and Annuity Company (“ALAC”), MONY Life Insurance Company (“MONY”) and MONY Life Insurance Company of America (“MONY America”), as well as insurance companies that are not affiliated with Equitable, ALAC, MONY or MONY America and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class IA for EQ/ Boston Advisors Equity Income Portfolio and EQ/Montag & Caldwell Growth Portfolio. Equitable is the primary shareholder of Class IA shares for EQ/Lord Abbett Growth & Income Portfolio, EQ/Lord Abbett Large Cap Core Portfolio, EQ/Lord Abbett Mid Cap Value, EQ/Van Kampen Comstock Portfolio, EQ/Van Kampen Mid Cap Growth Portfolio, and EQ/Wells Fargo Montgomery Small Cap Portfolio.

The investment objectives of each Portfolio are as follows:

EQ/Alliance Common Stock Portfolio (advised by Alliance Capital Management L.P. (“Alliance”) (an affiliate of Equitable)) — Seeks to achieve long-term growth of capital.

EQ/Alliance Growth and Income Portfolio (advised by Alliance) — Seeks to provide a high total return.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

EQ/Alliance Intermediate Government Securities Portfolio (advised by Alliance) — Seeks to achieve high current income consistent with relative stability of principal.

EQ/Alliance International Portfolio (advised by Alliance) — Seeks long-term growth of capital.

EQ/Alliance Large Cap Growth Portfolio (formerly EQ/Alliance Premier Growth Portfolio) (advised by Alliance) — Seeks to achieve long-term growth of capital.

EQ/Alliance Quality Bond Portfolio (advised by Alliance) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Alliance Small Cap Growth Portfolio (advised by Alliance) — Seeks to achieve long-term growth of capital.

EQ/Bear Stearns Small Company Growth Portfolio (formerly EQ/Enterprise Small Company Growth Portfolio) (advised by Bear Stearns Asset Management Inc.) — Seeks to achieve capital appreciation.

EQ/Bernstein Diversified Value Portfolio (advised by Alliance through its Bernstein Investment Research and Management unit) — Seeks capital appreciation.

EQ/Boston Advisors Equity Income Portfolio (formerly EQ/Enterprise Equity Income Portfolio) (advised by Boston Advisors, Inc. (“Boston Advisors”), an affiliate of Equitable) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

EQ/Calvert Socially Responsible Portfolio (advised by Calvert Asset Management Company, Inc. and Bridgeway Capital Management, Inc. (“Bridgeway”)) — Seeks long-term capital appreciation. Effective June 13, 2005, Bridgeway replaced Brown Capital Management, Inc. as one of the Advisers to the EQ/Calvert Socially Responsible Portfolio.

EQ/Capital Guardian Growth Portfolio (advised by Capital Guardian Trust Company (“Capital Guardian”)) — Seeks to achieve long-term growth of capital.

EQ/Capital Guardian International Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Capital Guardian Research Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Capital Guardian U.S. Equity Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Caywood-Scholl High Yield Bond Portfolio (formerly EQ/Enterprise High-Yield Bond Portfolio) (advised by Caywood-Scholl Capital Management) — Seeks to maximize current income.

EQ/Enterprise Capital Appreciation Portfolio (advised by Marsico Capital Management, LLC (“Marsico”)) — Seeks to maximize capital appreciation.

EQ/Enterprise Deep Value Portfolio (advised by Wellington Management Company, LLP (“Wellington”)) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/Enterprise Global Socially Responsive Portfolio (advised by Rockefeller & Co., Inc.) — Seeks to achieve total return.

EQ/Enterprise Managed Portfolio (advised by Wellington) — Seeks to achieve growth of capital over time.

EQ/Enterprise Multi-Cap Growth Portfolio (advised by Montag & Caldwell, Inc. (“Montag”)) — Seeks to achieve long-term capital appreciation.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

EQ/Equity 500 Index Portfolio (advised by Alliance) — Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

EQ/Evergreen Omega Portfolio (advised by Evergreen Investment Management Company LLC) — Seeks long-term capital growth.

EQ/FI Mid Cap Portfolio (advised by Fidelity Management & Research Company (“Fidelity”)) — Seeks long-term growth of capital.

EQ/FI Small/Mid Cap Value Portfolio (advised by Fidelity) — Seeks long-term capital appreciation.

EQ/Government Securities Portfolio (advised by Boston Advisors) — Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.

EQ/Intermediate Term Bond Portfolio (advised by Boston Advisors) — Seeks to maximize income and capital appreciation through investment in intermediate-maturity debt obligations.

EQ/International Growth Portfolio (formerly EQ/Enterprise International Growth Portfolio) (advised by SSgA Funds Management, Inc. (“SSgA”)) — Seeks to achieve capital appreciation.

EQ/Janus Large Cap Growth Portfolio (advised by Janus Capital Management, LLC) — Seeks long-term growth of capital.

EQ/J.P. Morgan Core Bond Portfolio (advised by J.P. Morgan Investment Management Inc. (“JPMIM”)) — Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.

EQ/JP Morgan Value Opportunities Portfolio (advised by JPMIM) — Seeks to achieve long-term capital appreciation.

EQ/Lazard Small Cap Value Portfolio (advised by Lazard Asset Management, LLC) — Seeks capital appreciation.

EQ/Long Term Bond Portfolio (advised by Boston Advisors) — Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

EQ/Lord Abbett Growth and Income Portfolio (advised by Lord Abbett & Co. LLC (“Lord Abbett”)) — Seeks capital appreciation and growth of income without excessive fluctuation in market value.

EQ/Lord Abbett Large Cap Core Portfolio (advised by Lord Abbett) — Seeks capital appreciation and growth of income with reasonable risk.

EQ/Lord Abbett Mid Cap Value Portfolio (advised by Lord Abbett) — Seeks capital appreciation.

EQ/Marsico Focus Portfolio (advised by Marsico) — Seeks long-term growth of capital.

EQ/Mercury Basic Value Equity Portfolio (advised by Mercury Advisors) — Seeks capital appreciation and, secondarily, income.

EQ/Mercury International Value Portfolio (advised by Merrill Lynch Investment Managers International Limited) — Seeks capital appreciation.

EQ/Mergers and Acquisitions Portfolio (advised by Gabelli Asset Management Company (“GAMCO”)) — Seeks to achieve capital appreciation.

EQ/MFS Emerging Growth Companies Portfolio (advised by MFS Investment Management (“MFS”)) — Seeks to provide long-term capital growth.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

EQ/MFS Investors Trust Portfolio (advised by MFS) — Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

EQ/Money Market Portfolio (advised by The Dreyfus Corporation (“Dreyfus”)) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity. Effective June 16, 2005, Dreyfus replaced Alliance as the Adviser for the EQ/Money Market Portfolio.

EQ/Montag & Caldwell Growth Portfolio (formerly EQ/Enterprise Growth Portfolio) (advised by Montag) — Seeks to achieve capital appreciation.

EQ/MONY Diversified Portfolio (advised by Boston Advisors) — Seeks to maximize income and capital appreciation.

EQ/MONY Equity Growth Portfolio (advised by Boston Advisors) — Seeks to achieve capital appreciation.

EQ/MONY Equity Income Portfolio (advised by Boston Advisors) — Seeks to achieve capital appreciation and a high level of current income.

EQ/MONY Money Market Portfolio (advised by Dreyfus) — Seeks to maximize current income while preserving capital and maintaining liquidity. Effective June 2, 2005, Dreyfus replaced Boston Advisors as the Adviser for the EQ/MONY Money Market Portfolio.

EQ/PIMCO Real Return Portfolio (formerly EQ/Enterprise Total Return Portfolio) (advised by Pacific Investment Management Company, LLC) — Seeks total return.

EQ/Short Duration Bond Portfolio (formerly EQ/Enterprise Short Duration Bond Porfolio) (advised by Boston Advisors) — Seeks current income with reduced volatility of principal.

EQ/Small Company Index Portfolio (advised by Alliance) — Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.

EQ/Small Company Value Portfolio (formerly EQ/Enterprise Small Company Value Portfolio) (advised by GAMCO) — Seeks to maximize capital appreciation.

EQ/TCW Equity Portfolio (formerly EQ/Enterprise Equity Portfolio) (advised by TCW Investment Management Company) — Seeks to achieve long-term capital appreciation.

EQ/UBS Growth and Income Portfolio (formerly EQ/Enterprise Growth and Income Portfolio) (advised by UBS Global Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/Van Kampen Comstock Portfolio (advised by Morgan Stanley Investment Management, Inc. (“MSIM”)) — Seeks capital growth and income.

EQ/Van Kampen Emerging Markets Equity Portfolio (formerly EQ/Emerging Markets Equity Portfolio) (advised by MSIM) — Seeks long-term capital appreciation.

EQ/Van Kampen Mid Cap Growth Portfolio (advised by MSIM) — Seeks capital growth.

EQ/Wells Fargo Montgomery Small Cap Portfolio (advised by Wells Capital Management, Inc.) — Seeks long-term capital appreciation.

The following is a summary of the selected significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investment securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term investment securities, which mature in more than 60 days are valued at representative quoted prices. The EQ/Money Market Portfolio and the EQ/MONY Money Market Portfolio value all short-term investment securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at fair value under the direction of the Trustees.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

asset values for each applicable Portfolio when the Trust's Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities are presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods. All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

tax treatments for forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies, investments in Real Estate Investment Trusts, post-October losses, paydowns and mergers. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year.

Fees Paid Indirectly:

For all Portfolios, the Trustees have approved the payment of certain Trust expenses using brokerage recapture arrangements. These payments are reflected in the Statements of Operations. For the six months ended June 30, 2005, several Portfolios reduced expenses under these arrangements as follows:

Portfolios:	Amount
EQ/Alliance Common Stock	$1,322,013
EQ/Alliance Growth and Income	355,335
EQ/Alliance International	85,292
EQ/Alliance Large Cap Growth	211,363
EQ/Alliance Small Cap Growth	256,496
EQ/Bear Stearns Small Company Growth	3,478
EQ/Bernstein Diversified Value	446,569
EQ/Boston Advisors Equity Income	26,388
EQ/Calvert Socially Responsible	8,276
EQ/Capital Guardian Growth	13,508
EQ/Capital Guardian International	89,253
EQ/Capital Guardian Research	54,593
EQ/Capital Guardian U.S. Equity	70,766
EQ/Caywood-Scholl High Yield Bond	1,471
EQ/Enterprise Capital Appreciation	3,416
EQ/Enterprise Deep Value	396
EQ/Enterprise Global Socially Responsive	488
EQ/Enterprise Managed	79,268
EQ/Enterprise Multi-Cap Growth	16,514
EQ/Evergreen Omega	194,007
EQ/FI Mid Cap	198,445
EQ/FI Small/Mid Cap Value	118,655
EQ/International Growth	15,869
EQ/Janus Large Cap Growth	5,982
EQ/JP Morgan Value Opportunities	11,886
EQ/Lazard Small Cap Value	731,239
EQ/Marsico Focus	192,824
EQ/Mercury Basic Value Equity	170,148
EQ/Mergers and Acquisitions	6,346
EQ/MFS Emerging Growth Companies	166,215
EQ/MFS Investors Trust	35,465
EQ/Montag & Caldwell Growth	31,672
EQ/MONY Diversified	248

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

Portfolios:	Amount
EQ/MONY Equity Growth	$230
EQ/MONY Equity Income	1,992
EQ/Small Company Value	22,406
EQ/TCW Equity	4,449
EQ/UBS Growth and Income	5,281
EQ/Van Kampen Emerging Markets Equity	72,054
EQ/Wells Fargo Montgomery Small Cap	3,598

Securities Lending:

For all Portfolios, the Trustees have approved the lending of portfolio securities, through its custodian bank, The JPMorgan Chase Bank (“JPMorgan”), acting as lending agent to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At June 30, 2005, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised, are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Portfolios had swap contracts outstanding at June 30, 2005.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rates as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at June 30, 2005.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

The Trust has entered into an investment management agreement (the “Management Agreement”) with Equitable (the “Manager”). The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio’s assets; (ii) select and contract with investment sub-advisers (“Advisers”) to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers’ investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the six months ended June 30, 2005, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
EQ/Bear Stearns Small Company Growth	1.000% of average daily net assets
EQ/Boston Advisors Equity Income	0.750% of average daily net assets
EQ/Caywood-Scholl High Yield Bond	0.600% of average daily net assets
EQ/Enterprise Capital Appreciation	0.750% of average daily net assets
EQ/Enterprise Deep Value	0.750% of average daily net assets
EQ/Enterprise Global Socially Responsive	0.900% of average daily net assets
EQ/Enterprise Multi-Cap Growth	1.000% of average daily net assets
EQ/Equity 500 Index	0.250% of average daily net assets
EQ/International Growth	0.850% of average daily net assets
EQ/Mergers and Acquisitions	0.900% of average daily net assets
EQ/Montag & Caldwell Growth	0.750% of average daily net assets
EQ/PIMCO Real Return	0.550% of average daily net assets
EQ/Short Duration Bond	0.450% of average daily net assets
EQ/Small Company Index	0.250% of average daily net assets
EQ/UBS Growth and Income	0.750% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $400 Million	Next $400 Million	Thereafter
EQ/Enterprise Managed	0.800%	0.750%	0.700%
EQ/Government Securities	0.500%	0.350%	0.300%
EQ/Intermediate Term Bond	0.500%	0.350%	0.300%
EQ/Long Term Bond	0.500%	0.350%	0.300%
EQ/MONY Diversified	0.500%	0.350%	0.300%
EQ/MONY Equity Growth	0.500%	0.350%	0.300%
EQ/MONY Equity Income	0.500%	0.350%	0.300%
EQ/MONY Money Market	0.400%	0.350%	0.300%
EQ/Small Company Value	0.800%	0.750%	0.700%
EQ/TCW Equity	0.800%	0.750%	0.700%

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Alliance Intermediate Government Securities	0.500%	0.475%	0.450%	0.430%	0.420%
EQ/Alliance Quality Bond	0.525%	0.500%	0.475%	0.455%	0.445%
EQ/J.P. Morgan Core Bond	0.450%	0.425%	0.400%	0.380%	0.370%
EQ/Money Market	0.350%	0.325%	0.300%	0.280%	0.270%

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Alliance Common Stock	0.550%	0.500%	0.475%	0.450%	0.425%
EQ/Alliance Growth and Income	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Alliance International	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Alliance Large Cap Growth	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/Alliance Small Cap Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Bernstein Diversified Value	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Calvert Socially Responsible	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Capital Guardian Growth	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Capital Guardian International	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Capital Guardian Research	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Capital Guardian U.S. Equity	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Evergreen Omega	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/FI Mid Cap	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/FI Small/Mid Cap Value	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Janus Large Cap Growth	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/JP Morgan Value Opportunities	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Lazard Small Cap Value	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Lord Abbett Growth & Income	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Lord Abbett Large Cap Core	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Lord Abbett Mid Cap Value	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Marsico Focus	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/Mercury Basic Value Equity	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Mercury International Value	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/MFS Emerging Growth Companies	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/MFS Investors Trust	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Van Kampen Comstock	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Van Kampen Emerging Markets Equity	1.150%	1.100%	1.075%	1.050%	1.025%
EQ/Van Kampen Mid Cap Growth	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Wells Fargo Montgomery Small Cap	0.850%	0.800%	0.775%	0.750%	0.725%

On behalf of the Trust, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

Note 3 Administrative Fees

Equitable serves as Administrator to the Trust. As Administrator, Equitable provides the Trust with necessary administrative, fund accounting, and compliance services. Equitable may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays Equitable an annual fee payable monthly per the following fee schedule:

Fixed Charge

$30,000 for each Portfolio and for each portion of the Portfolio for which separate administrative services are provided, (e.g., portions of a Portfolio allocated to separate Advisers).

Total Trust Average Net Asset Charge

0.0400 of 1% on the first $3.0 billion

0.0300 of 1% on the next $3.0 billion

0.0250 of 1% on the next $4.0 billion

0.0225 of 1% in excess of $10.0 billion

Pursuant to a sub-administration arrangement with Equitable, JPMorgan Investors Services Co. (“Sub-administrator”) provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4 Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPMorgan serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and to make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Note 5 Distribution Plans

The Trust has entered into distribution agreements with AXA Advisors, LLC and AXA Distributors, LLC, both indirect wholly-owned subsidiaries of Equitable (collectively, the “Distributors”), pursuant to which the Distributors serve as the principal underwriters of the Class IA and Class IB shares of the Trust. Class IB shares are subject to distribution fees imposed pursuant to a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average net assets attributable to the Trust’s Class IB shares. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IB shares. The Trust’s Class IA shares are not subject to such fees.

Note 6 Expense Limitation

In the interest of limiting expenses of certain Portfolios, the Manager has entered into an expense limitation agreement with the Trust, with respect to such Portfolios (“Expense Limitation Agreement”), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (excluding the 0.25% annual fee under the Trust’s Class IB Distribution Plan) of such Portfolios are limited to:

0.40% of average daily net assets of the

EQ/PIMCO Real Return Portfolio

EQ/Short Duration Bond Portfolio

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

0.50% of average daily net assets of the

EQ/MONY Money Market Portfolio

0.55% of average daily net assets of the

EQ/J.P. Morgan Core Bond Portfolio

0.60% of average daily net assets of the

EQ/Caywood-Scholl High Yield Bond Portfolio

EQ/Small Company Index Portfolio

0.70% of average daily net assets of the

EQ/Bernstein Diversified Value Portfolio

EQ/Capital Guardian Growth Portfolio

EQ/Capital Guardian Research Portfolio

EQ/Capital Guardian U.S. Equity Portfolio

EQ/Evergreen Omega Portfolio

EQ/JP Morgan Value Opportunities Portfolio

EQ/Mercury Basic Value Equity Portfolio

EQ/MFS Investors Trust Portfolio

0.75% of average daily net assets of the

EQ/FI Mid Cap Portfolio

EQ/Government Securities Portfolio

EQ/Intermediate Term Bond Portfolio

EQ/Long Term Bond Portfolio

EQ/Lord Abbett Growth and Income Portfolio

EQ/Lord Abbett Large Cap Core Portfolio

EQ/Van Kampen Comstock Portfolio

0.80% of average daily net assets of the

EQ/Alliance Large Cap Growth Portfolio

EQ/Boston Advisors Equity Income Portfolio

EQ/Calvert Socially Responsible Portfolio

EQ/Enterprise Deep Value Portfolio

EQ/Enterprise Managed Portfolio

EQ/Lord Abbett Mid Cap Value Portfolio

EQ/UBS Growth and Income Portfolio

EQ/Van Kampen Mid Cap Growth Portfolio

0.85% of average daily net assets of the

EQ/Alliance International Portfolio

EQ/FI Small/Mid Cap Value Portfolio

EQ/Lazard Small Cap Value Portfolio

0.90% of average daily net assets of the

EQ/Janus Large Cap Growth Portfolio

EQ/Marsico Focus Portfolio

EQ/Montag & Caldwell Growth Portfolio

EQ/TCW Equity Portfolio

0.95% of average daily net assets of the

EQ/Capital Guardian International Portfolio

EQ/MONY Equity Income Portfolio

1.00% of average daily net assets of the

EQ/Mercury International Value Portfolio

1.05% of average daily net assets of the

EQ/Bear Stearns Small Company Growth Portfolio

EQ/Enterprise Capital Appreciation Portfolio

EQ/Enterprise Global Socially Responsive Portfolio

EQ/Small Company Value Portfolio

EQ/Wells Fargo Montgomery Small Cap Portfolio

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

1.15% of average daily net assets of the

EQ/Enterprise Multi-Cap Growth Portfolio

EQ/MONY Diversified Portfolio

EQ/MONY Equity Growth Portfolio

1.20% of average daily net assets of the

EQ/Mergers and Acquisitions Portfolio

1.30% of average daily net assets of the

EQ/International Growth Portfolio

1.55% of average daily net assets of the

EQ/Van Kampen Emerging Markets Equity Portfolio

The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior five fiscal years (prior three fiscal years for certain Portfolios, as indicated by a “†” in the following chart), provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees on a quarterly basis. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Manager. During the six months ended June 30, 2005, the Manager received a total of $953,380 in reimbursement for all of the Portfolios within the Trust. At June 30, 2005, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

	Amount Eligible through						Total Eligible for Reimbursement
Portfolios:	2005	2006	2007	2008	2009	2010
EQ/Alliance International†	$—	$168,753	$154,912	$5,949	$—	$—	$329,614
EQ/Alliance Large Cap Growth†	350,740	483,298	1,062,486	791,318	—	—	2,687,842
EQ/Bear Stearns Small Company Growth†	—	—	53,919	44,476	—	—	98,395
EQ/Boston Advisors Equity Income†	—	—	56,744	33,531	—	—	90,275
EQ/Calvert Socially Responsible†	46,418	78,504	55,563	16,324	—	—	196,808
EQ/Capital Guardian Growth	74,424	118,237	168,223	184,296	101,921	51,708	698,809
EQ/Capital Guardian International†	116,539	233,863	283,075	91,999	—	—	725,476
EQ/Capital Guardian Research†	130,932	126,883	36,209	5,773	—	—	299,797
EQ/Capital Guardian U.S Equity†	99,298	118,339	40,043	4,331	—	—	262,011
EQ/Caywood-Scholl High Yield Bond†	—	—	87,447	78,195	—	—	165,642
EQ/Enterprise Deep Value†	—	—	58,661	42,703	—	—	101,364
EQ/Enterprise Global Socially Responsive†	—	—	54,112	39,701	—	—	93,813
EQ/Enterprise Managed†	—	—	296,620	208,920	—	—	505,540
EQ/Enterprise Multi-Cap Growth†	—	—	27,870	16,718	—	—	44,588
EQ/Evergreen Omega	31,879	94,038	104,124	106,256	91,070	40,285	467,652
EQ/FI Mid Cap†	87,815	176,252	133,611	2,336	—	—	400,014
EQ/Intermediate Term Bond†	—	—	12,183	—	—	—	12,183
EQ/Janus Large Cap Growth†	87,945	195,917	222,772	116,559	—	—	623,193
EQ/Lord Abbett Growth and Income	—	—	—	17,080	—	—	17,080
EQ/Lord Abbett Large Cape Core	—	—	—	17,097	—	—	17,097
EQ/Lord Abbett Mid Cap Value	—	—	—	16,275	—	—	16,275
EQ/Marsico Focus†	90,446	447,154	599,124	261,364	—	—	1,398,088
EQ/Mercury International Value	—	282,408	203,799	95,780	45,885	—	627,872

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

	Amount Eligible through						Total Eligible for Reimbursement
Portfolios:	2005	2006	2007	2008	2009	2010
EQ/Mergers and Acquisitions†	$—	$—	$50,928	$32,209	$—	$—	$83,137
EQ/MFS Investors Trust	—	53,609	29,082	26,337	—	—	109,028
EQ/MONY Diversified†	—	—	55,503	37,484	—	—	92,987
EQ/MONY Equity Growth†	—	—	57,586	38,931	—	—	96,517
EQ/MONY Equity Income†	—	—	41,715	18,900	—	—	60,615
EQ/MONY Money Market†	—	—	83,757	44,575	—	—	128,332
EQ/PIMCO Real Return†	—	—	125,842	122,895	—	—	248,737
EQ/Short Duration Bond†	—	—	62,932	50,357	—	—	113,289
EQ/UBS Growth and Income†	—	—	59,101	47,005	—	—	106,106
EQ/Van Kampen Comstock	—	—	—	16,540	—	—	16,540
EQ/Van Kampen Emerging Markets Equity	—	331,468	90,578	61,308	79,653	—	563,007
EQ/Van Kampen Mid Cap Growth	—	—	—	17,143	—	—	17,143
EQ/Wells Fargo Montgomery Small Cap†	—	—	49,825	70,636	—	—	120,461

Note 7 Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At June 30, 2005, the total amount deferred by the Trustees participating in the Plan was $1,084,086 for all the Portfolios within the Trust.

Note 8 Percentage of Ownership by Affiliated Portfolios

Shares of some of the Portfolios are held by the AXA Allocation fund of funds of the AXA Premier VIP Trust, an entity also advised by Equitable. The following table represents the percentage of ownership that each AXA Allocation Portfolio has in the underlying investment companies net assets as of June 30, 2005.

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/Alliance Large Cap Growth	—%	—%	33.94%	1.64%	0.69%
EQ/Alliance Quality Bond	1.18	1.46	60.53	3.32	0.26
EQ/Bernstein Diversified Value	0.91	2.43	0.54	2.29	2.97
EQ/Capital Guardian International	—	—	—	12.29	1.65
EQ/Lazard Small Cap Value	—	0.53	16.45	3.29	2.93
EQ/Long Term Bond	7.63	9.21	7.41	9.63	—
EQ/Marsico Focus	0.45	2.34	21.72	6.58	3.29
EQ/Mercury Basic Value Equity	0.21	0.62	20.42	11.48	1.07
EQ/Mercury International Value	—	—	—	0.53	3.51
EQ/Short Duration Bond	12.98	28.28	19.65	20.30	—
EQ/Van Kampen Emerging Markets Equity	—	—	—	0.71	2.33

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

June 30, 2005 (Unaudited)

Note 9 Substitution and Reorganization Transactions

After the close of business on July 9, 2004, 23 portfolios of the former MONY Series Fund, Inc. and Enterprise Accumulation Trust were reorganized into their respective corresponding newly-created portfolios of the EQ Advisors Trust, a registered investment company managed by Equitable.

Note 10 Estimated Loss Contingency on Security

During 2003, Enron Corp. bankruptcy court sought to recoup proceeds from the EQ/MONY Intermediate Term Bond Portfolio’s $599,178 and the EQ/MONY Money Market Portfolio’s $1,898,947 early disposition of Enron Corp. commercial paper in 2001. In 2003, based upon current available information, the EQ/MONY Intermediate Term Bond Portfolio and the EQ/MONY Money Market Portfolio recorded an estimated loss contingency of $449,384 and $1,424,210, respectively, which has been reflected in the Statement of Assets and Liabilities as a realized loss. The previous investment adviser, MONY America has reimbursed the Portfolio to cover the estimated loss. The net result had no effect to the Portfolio’s net assets or Net Asset Value. This matter may not be resolved for a period of time over one year. As of June 30, 2005, no cash disbursements have been required to be paid to the bankruptcy court.

Note 11 Subsequent Events

Effective July 8, 2005, the EQ/Money Market Portfolio has a stable NAV of $1.00. This was accomplished via a stock split and distribution to shareholders. After July 8, 2005, this portfolio will have a daily distribution to maintain a stable NAV.

Effective July 25, 2005, MFS replaced SSgA as Adviser to the EQ/ International Growth Portfolio.

At a Board meeting on July 13, 2005, the Trustees approved the following change to the management fees of the EQ/Money Market Portfolio effective September 1, 2005:

	(as a percentage of average daily net assets)
	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
Current fee	0.350%	0.325%	0.300%	0.280%	0.270%
New fee	0.350%	0.325%	0.280%	0.270%	0.250%

The Trustees also approved a change in the expense limitation (excluding the 0.25% annual fee under the Trust’s Class IB Distribution Plan) for EQ/J.P. Morgan Core Bond from 0.55% to 0.60% effective September 1, 2005 and for EQ/Evergreen Omega from 0.70% to 0.90% effective May 1, 2006.

APPROVALS OF INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED)

The Board of Trustees, including the Independent Trustees, unanimously approved the proposed Investment Management Agreement with AXA Equitable (the “Management Agreement”) and the proposed Investment Advisory Agreement with each new Adviser (each, an “Advisory Agreement” and together with the Management Agreement, the “Agreements”) as shown in the table below with respect to the Portfolio(s) listed, effective as of the dates indicated.

Portfolios	Agreements Approved by the Trust’s Board of Trustees with respect to the Portfolio(s)
EQ/Calvert Socially Responsible*	Advisory Agreement with Bridgeway Capital Management, Inc. (“Bridgeway”), effective as of June 13, 2005.

EQ/Lazard Small Cap Value**	Advisory Agreement with Lazard Asset Management LLC (“Lazard”), effective as of May 5, 2005.

EQ/Lord Abbett Growth and Income EQ/Lord Abbett Large Cap Core EQ/Lord Abbett Mid Cap Value	Management Agreement with AXA Equitable, effective as of March 11, 2005. Advisory Agreement with Lord Abbett & Co. LLC (“Lord Abbett”), effective as of March 11, 2005.

EQ/Money Market**	Advisory Agreement with The Dreyfus Corporation (“Dreyfus”), effective as of June 16, 2005.

EQ/MONY Money Market** EQ/Van Kampen Comstock	Management Agreement with AXA Equitable, effective as of March 11, 2005.

EQ/Van Kampen Mid Cap Growth	Advisory Agreement with Morgan Stanley Investment Management Inc. (“MSIM”), effective as of March 11, 2005.

*	Calvert Asset Management Company, Inc. also serves as a subadviser to this Portfolio. Its investment advisory agreement and the Management Agreement with AXA Equitable are not included in the table because the Board did not take any action with respect to those agreements during the six-month period ended June 30, 2005.

**	The Management Agreement with AXA Equitable with respect to this Portfolio is not included in the table because the Board did not take any action with respect to that agreement during the six-month period ended June 30, 2005.

In approving each Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interest of the affected Portfolio. In this connection, the Board considered factors it deemed relevant with respect to each Portfolio, including as applicable: (1) the nature, quality and extent of the services to be provided to the Portfolio by the Manager, the new Adviser and their respective affiliates; (2) the Manager’s and the new Adviser’s investment process, personnel and operations; (3) the Manager’s and the new Adviser’s financial condition; (4) the adequacy of the Manager’s and the new Adviser’s compliance programs and records; (5) the performance of similar portfolios managed by the new Adviser as compared to an appropriate benchmark and/or peer group; (6) the level of the Portfolio’s proposed management and/or subadvisory fees; (7) the anticipated effect of growth and size on the Portfolio’s performance and expenses; (8) “fall-out” benefits to be realized by the Manager, the new Adviser and their respective affiliates (i.e., any direct or indirect benefits to be derived by the Manager, the new Adviser and their respective affiliates from their relationship with the Trust); (9) the estimated profitability of the Manager and, to the extent information was available, the new Adviser under their respective agreements; and (10) possible conflicts of interest. In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling.

In connection with its deliberations, the Board received information from the Manager and each new Adviser regarding the factors set forth above and met with senior representatives of the Manager to discuss the proposed Agreements. The Independent Trustees were assisted by independent counsel during their deliberations.

The Board, in examining the nature and quality of the services to be provided by the Manager and each new Adviser to the Portfolios, considered the Manager’s and each new Adviser’s experience in serving as an investment adviser for the Trust and for portfolios comparable to the Portfolios they would advise. The Board noted the responsibilities that the Manager has as investment manager to the Trust and the Portfolios and each new Adviser would have as a subadviser to its Portfolio(s). In particular, with respect to the Manager, the Board considered that the Manager would be responsible for the selection and monitoring of subadvisers for the Portfolios, oversight of compliance with Portfolio policies and objectives, review of brokerage matters, oversight of Portfolio compliance with applicable law, and implementation of Board directives as they relate to the Portfolios. With respect to each new Adviser, the Board considered that each new Adviser would be responsible for making investment decisions on behalf of the Portfolio(s) it would advise, placing all orders for the purchase and sale of investments for the Portfolio(s) it would advise with brokers or dealers, and performing related administrative functions. In addition, the Board reviewed requested information regarding each new Adviser’s investment process and the background of each portfolio manager of each new Adviser who provides services to the Portfolios. The Board also reviewed information regarding the adequacy of the Manager’s and each new Adviser’s compliance program and its results. Further, the Board reviewed financial information regarding the Manager and each new Adviser.

As discussed further below with respect to each Portfolio, the Board also considered the short-, intermediate- and long-term performance of similar portfolios advised by the new Advisers relative to their benchmarks and/or the average of their peer groups. The Board generally considered the long-term performance of the similar portfolios to be more important in its evaluation than the short-term performance.

The Board reviewed the proposed fees payable under each Agreement. In this connection, the Board evaluated, as applicable, the Manager’s and, to the extent information was available, each new Adviser’s costs and profitability in providing services to the Portfolios, including the costs associated with the research and investment processes, personnel, systems and equipment necessary to perform its functions. The Board determined that the Manager’s management fee and profitability and the Portfolios’ overall expense ratios, which were not expected to change as a result of the appointment of the new Advisers since their fees are paid by the Manager and not the Portfolios, generally were more significant to the Board’s evaluation of the fees and expenses paid by the Portfolios than each new Adviser’s costs and profitability. The Board also examined the fees to be paid by each Portfolio in light of: (i) fees charged by the Manager to similar portfolios it manages; (ii) fees charged to similar portfolios that are advised by other investment advisers that serve as underlying funds for variable insurance products; and (iii) fees charged to similar portfolios advised by the new Adviser. In evaluating the management fee schedules, the Board considered the quality and level of services to be provided and the Manager’s responsibilities to each Portfolio. The Board also considered that each Lord Abbett and MSIM Portfolio’s fee structure provides for breakpoints, that is, a reduction of the applicable advisory fee rate as assets increase. The Board further considered that the Manager had undertaken contractual expense limitations with respect to certain Portfolios, which are subject to renewal by the Board and the Manager on an annual basis.

As part of its evaluation of the Manager’s and each new Adviser’s compensation, the Board also considered other benefits that may be realized by the Manager, the Adviser and each of their respective affiliates from their relationship with the Trust. In this connection, the Board noted, among other things, that AXA Equitable serves as the administrator for the Portfolios, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust. In addition, the Board recognized that the Manager’s affiliates, Alliance Capital Management, L.P. and Boston Advisors, Inc., serve as investment subadvisers to certain Portfolios and, as such, receive advisory fees that are paid by the Manager out of the fees that it earns from the Trust. The Board also recognized that certain other affiliates of the Manager, AXA Advisors LLC and AXA Distributors LLC, serve as the underwriters for the Trust, and as such, receive Rule 12b-1 payments from the Portfolios with respect to their Class IB shares to compensate them for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and the corresponding benefits of that growth, including economies of scale. Further, the Board recognized that Sanford C. Bernstein & Co., LLC (“Bernstein”) and The Advest Group, Inc. (“Advest”), each of which is a registered broker-dealer, are affiliates of the Manager and from time to time may receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities, provided, however, that those transactions, among other things, must be consistent with best execution.

With respect to the Advisers, the Board noted that each new Adviser, through its relationship as a subad-viser to a Portfolio, may engage in soft dollar transactions. In this regard, the Board considered each new Adviser’s procedures for executing portfolio transactions for the Portfolios and each new Adviser’s policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers. In addition, the Board recognized that the new Advisers to the Portfolios may be affiliated with registered broker-dealers, which may from time to time receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities, provided, however, that those transactions, among other things, must be consistent with best execution. Finally, the Board recognized that affiliates of the Advisers may sell, and earn sales commissions from, insurance products, the proceeds of which are invested in the Portfolios.

The Board also considered conflicts of interest that may arise between the Trust and the Manager and the Advisers in connection with the services they provide to the Trust and the various relationships that they and their affiliates may have with the Trust. For example, actual or potential conflicts of interest may arise as a result of an Adviser having responsibility for multiple accounts (including the Portfolio(s) it advises), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across accounts and incentive to allocate opportunities to an account where the Adviser has a greater financial incentive, such as a performance fee account. In this connection, the Board also considered the manner in which such conflicts are addressed by the Manager and the Advisers.

Based on these considerations, the Board was satisfied, with respect to each Portfolio, that: (1) the Portfolio was reasonably likely to benefit from the nature, quality and extent of the Manager’s and the new Adviser’s services; (2) the Portfolio was reasonably likely to benefit from the Manager’s and the new Adviser’s investment process, personnel and operations; (3) the Manager and the new Adviser have the resources to provide the services and to carry out their responsibilities under their respective Agreements; and (4) the Manager and the new Adviser have adequate compliance programs. The Board also reached the determinations described below with respect to the Manager’s and each new Adviser’s compensation, including any direct or indirect benefits derived by them and their respective affiliates, and performance with respect to each Portfolio. Based on the foregoing and the information described below, the Board, including the Independent Trustees, approved each Agreement with respect to the relevant Portfolio.

EQ/Calvert Socially Responsible Portfolio

With respect to the EQ/Calvert Socially Responsible Portfolio, the Board considered that (1) the proposed advisory fee rate for Bridgeway is lower than the advisory fee rate paid to the new Adviser by similar portfolios for which it serves as investment sub-adviser; and (2) the similar portfolios advised by the new Adviser had (i) outperformed the average of their peer group for the one-year, three-year and since inception (October 31, 2000) periods ended March 31, 2005; and (ii) outperformed their benchmark for the three-year period ended March 31, 2005, but had underperformed their benchmark for the one-year and since inception (October 31, 2000) periods ended on that date. The Board was satisfied that the new Adviser’s compensation, including any direct or indirect benefits to be derived by it or its affiliates, is fair and reasonable and that the performance of the new Adviser’s similar portfolios generally was reasonable in relation to the performance of their benchmark and peer group.

EQ/Lazard Small Cap Value Portfolio

With respect to the EQ/Lazard Small Cap Value Portfolio, the Board considered, among other things, that (1) the proposed management fee for Lazard is the same as the advisory fee rate paid to Lazard under the prior agreement; (2) the Portfolio generally had underperformed its benchmark and the average of its peer group for the one-year, three-year, five-year and since inception (January 1, 1998) periods ended December 31, 2004; and (3) the Portfolios recent performance relative to its benchmark and the average of its peer group had improved in that the Portfolio’s performance was comparable to the performance of its benchmark and peer group for the year-to-date period ended May 31, 2005. The Board was satisfied that the Adviser’s compensation, including any direct and indirect benefits derived by it and its affiliates from its relationships with the Trust, is fair and reasonable. The Board noted, however, that the performance of the Portfolio generally has been unsatisfactory, but that there had been a recent improvement and that the Board was closely monitoring the Portfolio’s performance.

EQ/Lord Abbett Growth and Income Portfolio

With respect to the EQ/Lord Abbett Growth and Income Portfolio, the Board considered, among other things, that (1) the proposed management fee for the Portfolio is lower than the median management fee of its peer group; (2) the proposed advisory fee rate for Lord Abbett is comparable to the advisory fee rate paid to the new Adviser by similar portfolios for which it serves as subadviser; and (3) the similar portfolios advised by the new Adviser had outperformed their benchmark for the three-, five- and ten-year periods ended December 31, 2004 and had underperformed their benchmark for the one-year period ended on that date. The Board was satisfied that the Manager’s and the new Adviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable and that the performance of the new Adviser’s similar portfolios generally was reasonable in relation to the performance of their benchmark and peer group.

EQ/Lord Abbett Large Cap Core Portfolio

With respect to the EQ/Lord Abbett Large Cap Core Portfolio, the Board considered, among other things, that (1) the proposed management fee for the Portfolio is lower than the median management fee of its peer group; (2) the proposed advisory fee rate for Lord Abbett is comparable to the advisory fee rate paid to the new Adviser by similar portfolios for which it serves as subadviser; and (3) the similar portfolios advised by the new Adviser had outperformed their benchmark for the one-, three, five- and ten-year periods ended December 31, 2004. The Board was satisfied that the Manager’s and the new Adviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable and that the performance of the new Adviser’s similar portfolios generally was reasonable in relation to the performance of their benchmark and peer group.

EQ/Lord Abbett Mid Cap Value Portfolio

With respect to the EQ/Lord Abbett Mid Cap Value Portfolio, the Board considered, among other things, that (1) the proposed management fee for the Portfolio is lower than the median management fee of its peer group; (2) the proposed advisory fee rate for Lord Abbett is comparable to the advisory fee rate paid to the new Adviser by similar portfolios for which it serves as subadviser; and (3) the similar portfolios advised by the new Adviser had outperformed their benchmark for the one-, five- and ten-year periods ended December 31, 2004 and had underperformed their benchmark for the three-year period ended on that date. The Board was satisfied that the Manager’s and the new Adviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable and that the performance of the new Adviser’s similar portfolios generally was reasonable in relation to the performance of their benchmark and peer group.

EQ/Money Market Portfolios

With respect to each Money Market Portfolio, the Board considered that (1) the proposed advisory fee is lower than the advisory fee rate paid to the new Adviser by similar portfolios for which it serves as subad-viser; (2) the similar portfolios advised by the new Adviser had outperformed the average of their peer group for the three-, five- and ten-year periods ended March 31, 2005, but had underperformed their peer group for the one-year period ended on that date. The Board was satisfied that, with respect to each Money Market Portfolio, the new Adviser’s compensation, including any direct or indirect benefits to be derived by it or its affiliates, is fair and reasonable and that the performance of the new Adviser’s similar portfolios generally was reasonable in relation to the performance of their peer group.

EQ/Van Kampen Comstock Portfolio

With respect to the EQ/Van Kampen Comstock Portfolio, the Board considered, among other things, that (1) the proposed management fee for the Portfolio is lower than the median management fee of its peer group; (2) the proposed advisory fee rate for MSIM is comparable to the advisory fee rate paid to the new Adviser by similar portfolios for which it serves as subadviser; and (3) the similar portfolios advised by the new Adviser had: (i) outperformed the average of their peer group for the one-, three-, five- and ten-year periods ended April 30, 2005; and (ii) outperformed their benchmark for the five- and ten-year periods ended April 30, 2005 and had comparable performance to their benchmark for the one- and three-year periods ended on that date. The Board was satisfied that the Manager’s and the new Adviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable and that the performance of the new Adviser’s similar portfolios generally was reasonable in relation to the performance of their benchmark and peer group.

EQ/Van Kampen Mid Cap Growth Portfolio

With respect to the EQ/Van Kampen Mid Cap Growth Portfolio, the Board considered, among other things, that (1) the proposed management fee for the Portfolio is lower than the median management fee of its peer group; (2) the proposed advisory fee rate for MSIM is comparable to the advisory fee rate paid to the new Adviser by similar portfolios for which it serves as subadviser; and (3) the similar portfolios advised by the new Adviser had (i) outperformed the average of their peer group for the one-, three- and ten-year periods ended April 30, 2005 and had comparable performance to their peer group for the five-year period ended on that date; and (ii) outperformed their benchmark for the one- and ten-year periods ended April 30, 2005 and had comparable performance to their benchmark for the three- and five-year periods ended on that date. The Board was satisfied that the Manager’s and the new Adviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable and that the performance of the new Adviser’s similar portfolios generally was reasonable in relation to the performance of their benchmark and peer group.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee

Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (46)	Trustee, Chairman, President and Chief Executive Officer	From September 2004 to present	From July 1999 to present, Senior Vice President of AXA Financial. From July 1999 ro present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since 2004, chairman and president of Enterprise Capital Management, Inc., co-chairman of Enterprise Funds Distributor, Inc. and a director of MONY Capital Management Inc., Matrix Private Equities, Inc., Matrix Capital Markets Group Inc., 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	113	None

Independent Trustees

Theodossios Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (66)	Trustee	From March 2000 to present	Retired. 1996, Vice - Chairman, Metroplitan Life Insurance Company; From 1993 to 1995, President and Chief Operating Officer Metroplitan Life Insurance Company.	75	From May 1994 to present, Director, Atlantic Bank of New York

*	Affiliated with the Manager and Distributors.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees (Continued)

Jettie M. Edwards c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (58)	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	75	From 1997 to present, Director, PBHG Funds; from 1997 to present, Director, PBHG Insurance Series Fund.

David W. Fox c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (73)	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Govenor and from 1996-2000 Chairman of the Chicago Stock Exchange. From 1990-1995, Chairman and Chief Executive Officer, Northern Trust Company.	75	From 2004 to present, Director, Miami Corporation; from 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (70)	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman, Keefe Managers, Inc.	75	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc. From 1999 to present, Advisory Director, Proudfoot PLC (N.A.) (consulting firm). From 2001 to present, Advisory Director, Gridley & Company LLC. From 2002 to present, Director, United States Shipping Corp.

Christopher P.A. Komisarjevsky c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (60)	Trustee	From March 1997 to present	Retired. From 1998 to December 2004, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations). From 1996 to 1998, President and Chief Executive Officer, Burson-Marsteller U.S.A.	75	None

Harvey Rosenthal c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (62)	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director. From 1994 to 1996, President and Chief Operating Officer of Melville Corporation (now CVS Corporation).	75	From 1997 to present, Director, LoJack Corporation

Gary S. Schpero c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (52)	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	75	None

*	Affiliated with the Manager and Distributors.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers

Steven M. Joenk 1290 Avenue of the Americas, New York, New York (46)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present, Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since 2004, chairman and president of Enterprise Capital Management, Inc., co-chairman of Enterprise Funds Distributor, Inc. and a director of MONY Capital Management Inc., Matrix Private Equities, Inc., Matrix Capital Markets Group Inc., 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York (49)	Vice President, Secretary and Anti - Money Laundering Compliance Officer	Anti- Money Laundering Compliance Officer from September 2002 to present; Vice President and Secretary from July 1999 to present	From May 2003 to present, Vice President and Associate General Counsel, AXA Financial and AXA Equitable; July 1999 to May 2003, Vice President and Counsel, AXA Financial and AXA Equitable.

Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York (43)	Chief Financial Officer and Treasurer	From December 2002 to present	From February 2001 to present, Vice President, AXA Financial; from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York (43)	Vice President	From July 1999 to present	From February 2001 to present, Vice President, AXA Financial; from July 2004 to present, a director of Enterprise Capital Management; from July 1999 to present, Vice President AXA Equitable.

Kenneth B. Beitler 1290 Avenue of the Americas, New York, New York (46)	Vice President	From March 2002 to present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2002, Senior Investment Analyst of AXA Financial.

Brian E. Walsh 1290 Avenue of the Americas, New York, New York (37)	Vice President and Controller	From December 2002 to present	From February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable; from December 1999 to January 2001, Senior Fund Administrator of AXA Financial and AXA Equitable.

Andrew S. Novak, Esq. 1290 Avenue of the Americas, New York, New York (37)	Vice President and Assistant Secretary	Vice President from March 2005 to present; Assistant Secretary from September 2002 to present	From May 2003 to present, Vice President and Counsel, AXA Financial and AXA Equitable; from May 2002 to May 2003, Counsel, AXA Financial and AXA Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1997 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)

Anthony Dasrath 1290 Avenue of the Americas New York, New York (30)	Assistant Anti- Money Laundering Compliance Officer	From March 2005 to present	From June 2004 to present, Compliance Manager and Assistant Anti Money Laundering Compliance Officer, AXA Financial; from December 2001 to June 2004, Senior Accountant Separate Accounts, AXA Financial; From November 2001 to December 2001 Consultant Lord Abbett & Co.; and prior thereto Mutual Fund Product Controller, J.P. Morgan Chase & Co. Incorporated.

*	Affiliated with the Manager and Distributors.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available (i) on the Trust’s proxy voting information website at http://www.axaonline.com (go to “Tools & Calculators: and click on “Proxy Voting” box under the “Investing Tools” column) and (ii) on the Securities and Exchange Commission’s website at http:// www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable. – Complete schedule included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The registrant’s code of ethics required by Item 2 - not required.

(a)(2)	Certifications required by Item 12(a)(2) are filed herewith.

(a)(3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 - not applicable.

(b)	Certifications required by Item 12(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

/s/ STEVEN M. JOENK
Steven M. Joenk President and Chief Executive Officer August 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ STEVEN M. JOENK
Steven M. Joenk Chief Executive Officer August 31, 2005

/s/ KENNETH T. KOZLOWSKI
Kenneth T. Kozlowski Chief Financial Officer August 31, 2005